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Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7651

ING Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 to June 30, 2013

ITEM 1.        REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2013

Classes ADV, I, S and S2

ING Variable Product Funds

■ ING Balanced Portfolio

■ ING Growth and Income Portfolio

■ ING Intermediate Bond Portfolio

■ ING Money Market Portfolio

■ ING Small Company Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	6
Statements of Operations	10
Statements of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	18
Summary Portfolios of Investments	36
Shareholder Meeting Information	81
Advisory Contract Approval Discussion	85

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you're not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we'd better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, "How do I save more?" It may instead be, "How do I make my savings accomplish more?" That's where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it's a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don't worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan's parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market's advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank ("ECB") President Draghi's July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was "ready to do whatever it takes to preserve the euro." This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve's $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product ("GDP") was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn't like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index ("Barclays Aggregate") of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody's relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe's and Bank of Japan Governor Kuroda's steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi's words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank's quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers' indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index

The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Balanced Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class I	$1,000.00	$1,046.30	0.64%	$3.25	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,044.60	0.89	4.51	1,000.00	1,020.38	0.89	4.46
ING Growth and Income Portfolio
Class ADV	$1,000.00	$1,115.20	1.04%	$5.45	$1,000.00	$1,019.64	1.04%	$5.21
Class I	1,000.00	1,117.80	0.59	3.10	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,116.40	0.84	4.41	1,000.00	1,020.63	0.84	4.21
Class S2	1,000.00	1,115.90	0.99	5.19	1,000.00	1,019.89	0.99	4.96
ING Intermediate Bond Portfolio
Class ADV	$1,000.00	$979.80	1.00%	$4.91	$1,000.00	$1,019.84	1.00%	$5.01
Class I	1,000.00	982.30	0.50	2.46	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	981.40	0.75	3.68	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	980.70	0.90	4.42	1,000.00	1,020.33	0.90	4.51

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Money Market Portfolio	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
Class I	$1,000.00	$1,000.20	0.26%	$1.29	$1,000.00	$1,023.51	0.26%	$1.30
Class S	1,000.00	1,000.20	0.26	1.29	1,000.00	1,023.51	0.26	1.30
ING Small Company Portfolio
Class ADV	$1,000.00	$1,145.50	1.34%	$7.13	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,148.80	0.84	4.48	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,147.10	1.09	5.80	1,000.00	1,019.39	1.09	5.46
Class S2	1,000.00	1,146.70	1.24	6.60	1,000.00	1,018.65	1.24	6.21

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$505,329,035	$4,141,270,706	$2,103,611,303
Investments in affiliates at fair value**	—	—	244,412,026
Short-term investments at fair value***	17,447,066	43,979,186	8,986,769
Total investments at fair value	$522,776,101	$4,185,249,892	$2,357,010,098
Short-term investments at amortized cost	—	44,700,000	23,070,324
Cash	3,437,095	56,701	5,956,581
Cash collateral for futures	1,859,720	—	644,147
Foreign currencies at value****	805,865	—	249
Foreign cash collateral for futures*****	14,190	—	—
Receivable for derivatives collateral (Note 2)	150,000	—	—
Receivables:
Investment securities sold	25,860,216	29,525,220	151,980,500
Investment securities sold on a delayed-delivery or when-issued basis	12,161,807	—	198,600,962
Fund shares sold	24,376	68,432	375,911
Dividends	576,221	5,095,103	128,533
Interest	965,850	448	12,087,653
Foreign tax reclaims	121,753	47,825	—
Variation margin	—	—	30,983
Unrealized appreciation on forward foreign currency contracts	3,003,085	—	6,809,405
Upfront payments paid on OTC swap agreements	4,148	—	—
Unrealized appreciation on OTC swap agreements	181,950	—	—
Variation margin receivable on centrally cleared swaps	40,830	—	—
Prepaid expenses	3,796	29,267	15,922
Total assets	571,987,003	4,264,772,888	2,756,711,268
LIABILITIES:
Payable for investment securities purchased	19,313,494	—	160,072,686
Payable for investment securities purchased on a delayed-delivery or when-issued basis	20,768,315	—	474,254,313
Payable for fund shares redeemed	157,018	3,033,056	2,552,569
Payable for foreign cash collateral for futures******	30,278	—	—
Payable upon receipt of securities loaned	5,432,832	—	8,986,769
Unrealized depreciation on forward foreign currency contracts	3,423,390	—	2,449,054
Upfront payments received on OTC swap agreements	540,476	—	—
Unrealized depreciation on OTC swap agreements	340,108	—	—
Payable for derivatives collateral (Note 2)	—	—	5,109,000
Payable for investment management fees	218,133	1,773,248	705,123
Payable for administrative fees	23,994	195,033	96,951
Payable for distribution and shareholder service fees	1,129	667,012	255,830
Payable for directors fees	2,682	21,025	11,108
Other accrued expenses and liabilities	118,147	450,734	306,115
Written options, at fair value^	11,556	—	—
Total liabilities	50,381,552	6,140,108	654,799,518
NET ASSETS	$521,605,451	$4,258,632,780	$2,101,911,750
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$587,029,044	$3,967,650,678	$2,286,912,033
Undistributed net investment income	5,954,066	18,470,725	29,268,785
Accumulated net realized loss	(97,533,023)	(644,842,013)	(217,005,574)
Net unrealized appreciation	26,155,364	917,353,390	2,736,506
NET ASSETS	$521,605,451	$4,258,632,780	$2,101,911,750
+ Including securities loaned at value	$5,266,166	$—	$8,761,751
* Cost of investments in securities	$478,428,523	$3,223,916,869	$2,091,226,711
** Cost of investments in affiliates	$—	$—	$258,463,425
*** Cost of short-term investments	$17,488,767	$43,979,186	$8,986,769
**** Cost of foreign currencies	$807,392	$—	$251
***** Cost of foreign cash collateral for futures	$14,190	$—	$—
****** Cost of payable for foreign cash collateral for futures	$30,278	$—	$—
^ Premiums received on written options	$42,400	$—	$—

See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
Class ADV:
Net Assets	n/a	$1,329,528,021	$38,003,692
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$1.000	$1.000
Shares outstanding	n/a	49,040,796	3,010,870
Net asset value and redemption price per share	n/a	$27.11	$12.62
Class I:
Net Assets	$516,175,987	$2,127,503,379	$920,279,389
Shares authorized	500,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	41,083,721	77,564,343	72,288,748
Net asset value and redemption price per share	$12.56	$27.43	$12.73
Class S:
Net Assets	$5,429,464	$800,713,207	$1,143,399,409
Shares authorized	500,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	434,359	29,491,155	90,395,947
Net asset value and redemption price per share	$12.50	$27.15	$12.65
Class S2:
Net Assets	n/a	$888,173	$229,260
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$1.000	$1.000
Shares outstanding	n/a	33,059	18,094
Net asset value and redemption price per share	n/a	$26.87	$12.67

See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$619,229,296
Short-term investments at fair value**	—	30,361,787
Total investments at fair value	$—	$649,591,083
Short-term investments at amortized cost	877,145,312	—
Cash	682	117,806
Receivables:
Investment securities sold	—	10,866,399
Fund shares sold	141,100	108,802
Dividends	457	508,993
Interest	775,657	—
Prepaid expenses	10,359	4,254
Total assets	878,073,567	661,197,337
LIABILITIES:
Payable for investment securities purchased	—	5,882,123
Payable for fund shares redeemed	2,753	2,492,400
Payable upon receipt of securities loaned	—	22,065,550
Payable for investment management fees	179,804	390,388
Payable for administrative fees	39,556	28,627
Payable for distribution and shareholder service fees	16	25,934
Payable for directors fees	4,531	3,123
Other accrued expenses and liabilities	17,026	67,730
Total liabilities	243,686	30,955,875
NET ASSETS	$877,829,881	$630,241,462
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$877,897,138	$498,435,220
Undistributed (distributions in excess of) net investment income	(131,928)	893,881
Accumulated net realized gain	64,671	29,710,766
Net unrealized appreciation	—	101,201,595
NET ASSETS	$877,829,881	$630,241,462
+ Including securities loaned at value	$—	$21,469,409
* Cost of investments in securities	$—	$518,027,701
** Cost of short-term investments	$—	$30,361,787

See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Money Market Portfolio	ING Small Company Portfolio
Class ADV:
Net Assets	n/a	$6,872,977
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	343,409
Net asset value and redemption price per share	n/a	$20.01
Class I:
Net Assets	$877,696,430	$510,899,194
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	877,505,546	24,873,661
Net asset value and redemption price per share	$1.00	$20.54
Class S:
Net Assets	$133,451	$112,262,856
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	133,422	5,546,725
Net asset value and redemption price per share	$1.00	$20.24
Class S2:
Net Assets	n/a	$206,435
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	10,267
Net asset value and redemption price per share	n/a	$20.11

See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Balanced Portfolio	ING Growth and Income Portfolio	ING Intermediate Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,808,187	$35,177,632	$660,245
Interest	2,553,636	12,086	36,024,632
Dividends from affiliated funds	—	—	6,587,554
Securities lending income, net	84,675	—	103,786
Total investment income	7,446,498	35,189,718	43,376,217
EXPENSES:
Investment management fees	1,330,131	10,426,256	4,406,700
Distribution and shareholder service fees:
Class ADV	—	3,280,754	91,325
Class S	7,020	999,760	1,501,852
Class S2	—	2,087	582
Transfer agent fees	334	5,571	3,310
Administrative service fees	146,310	1,146,853	605,902
Shareholder reporting expense	18,388	209,250	81,935
Professional fees	20,285	129,822	25,898
Custody and accounting expense	165,748	168,600	230,545
Directors fees	8,047	63,076	33,324
Miscellaneous expense	9,241	114,936	62,637
Interest expense	662	1,704	487
Total expenses	1,706,166	16,548,669	7,044,497
Net waived and reimbursed fees	—	(328,501)	(116)
Net expenses	1,706,166	16,220,168	7,044,381
Net investment income	5,740,332	18,969,550	36,331,836
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	20,305,610	169,510,090	11,031,674
Sale of investments in affiliates	—	—	1,745,814
Foreign currency related transactions	(805,779)	(1,409)	(3,310,412)
Futures	956,630	(647,326)	4,278,501
Swaps	(1,285,585)	—	(4,425,078)
Written options	49,949	—	—
Net realized gain	19,220,825	168,861,355	9,320,499
Net change in unrealized appreciation (depreciation) on:
Investments	(1,534,520)	293,382,788	(74,267,858)
Affiliated underlying funds	—	—	(23,171,740)
Foreign currency related transactions	(334,924)	(1,242)	6,242,654
Futures	(482,588)	—	(1,118,995)
Swaps	1,592,033	—	8,340,644
Written options	(25,810)	—	—
Net change in unrealized appreciation (depreciation)	(785,809)	293,381,546	(83,975,295)
Net realized and unrealized gain (loss)	18,435,016	462,242,901	(74,654,796)
Increase (decrease) in net assets resulting from operations	$24,175,348	$481,212,451	$(38,322,960)
*Foreign taxes withheld	$177,669	$—	$251

See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Money Market Portfolio	ING Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,766	$3,037,438
Interest, net of foreign taxes withheld*	1,152,372	—
Securities lending income, net	—	675,698
Total investment income	1,155,138	3,713,136
EXPENSES:
Investment management fees	1,122,674	2,323,043
Distribution and shareholder service fees:
Class ADV	—	16,654
Class S	166	142,187
Class S2	—	582
Transfer agent fees	469	558
Administrative service fees	246,981	170,351
Shareholder reporting expense	47,680	36,200
Professional fees	33,049	18,478
Custody and accounting expense	48,256	37,500
Directors fees	13,593	9,369
Miscellaneous expense	17,157	19,731
Interest expense	1,810	222
Total expenses	1,531,835	2,774,875
Net waived and reimbursed fees	(376,697)	(116)
Net expenses	1,155,138	2,774,759
Net investment income	—	938,377
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	70,498	44,094,535
Net realized gain	70,498	44,094,535
Net change in unrealized appreciation (depreciation) on:
Investments	—	39,794,566
Net change in unrealized appreciation (depreciation)	—	39,794,566
Net realized and unrealized gain	70,498	83,889,101
Increase in net assets resulting from operations	$70,498	$84,827,478
*Foreign taxes withheld	$1,497	$1,495

See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Balanced Portfolio		ING Growth and Income Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$5,740,332	$13,774,177	$18,969,550	$60,554,036
Net realized gain	19,220,825	22,041,463	168,861,355	201,921,770
Net change in unrealized appreciation (depreciation)	(785,809)	33,197,059	293,381,546	315,186,751
Increase in net assets resulting from operations	24,175,348	69,012,699	481,212,451	577,662,557
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(10,041)	(17,283,832)
Class I	(11,496,537)	—	(16,424)	(33,859,750)
Class S	(107,918)	—	(6,063)	(12,215,984)
Class S2	—	—	(7)	(11,472)
Total distributions	(11,604,455)	(16,572,758)	(32,535)	(63,371,038)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,271,795	3,421,064	43,567,007	211,287,361
Proceeds from shares issued in merger (Note 14)	—	—	270,921,112	—
Reinvestment of distributions	11,604,455	16,572,757	32,535	63,344,871
	15,876,250	19,993,821	314,520,654	274,632,232
Cost of shares redeemed	(32,658,196)	(77,456,866)	(427,512,120)	(788,623,530)
Net decrease in net assets resulting from capital share transactions	(16,781,946)	(57,463,045)	(112,991,466)	(513,991,298)
Net increase (decrease) in net assets	(4,211,053)	(5,023,104)	368,188,450	300,221
NET ASSETS:
Beginning of year or period	525,816,504	530,839,608	3,890,444,330	3,890,144,109
End of year or period	$521,605,451	$525,816,504	$4,258,632,780	$3,890,444,330
Undistributed (distributions in excess of) net investment income at end of year or period	$5,954,066	$11,818,189	$18,470,725	$(466,290)

See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Intermediate Bond Portfolio		ING Money Market Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$36,331,836	$87,167,168	$—	$344,257
Net realized gain	9,320,499	53,778,489	70,498	154,584
Net change in unrealized appreciation (depreciation)	(83,975,295)	69,675,925	—	—
Increase (decrease) in net assets resulting from operations	(38,322,960)	210,621,582	70,498	498,841
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,377,112)	—	—
Class I	—	(46,331,028)	—	(344,254)
Class S	—	(52,405,250)	—	—
Class S2	—	(52,316)	—	—
Net realized gains:
Class I	—	—	(160,387)	—
Class S	—	—	(24)	—
Total distributions	—	(100,165,706)	(160,411)	(344,254)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,481,303	315,624,658	47,977,578	105,169,901
Reinvestment of distributions	—	100,145,495	160,411	344,254
	61,481,303	415,770,153	48,137,989	105,514,155
Cost of shares redeemed	(179,931,046)	(738,335,864)	(145,821,775)	(306,536,128)
Net decrease in net assets resulting from capital share transactions	(118,449,743)	(322,565,711)	(97,683,786)	(201,021,973)
Net decrease in net assets	(156,772,703)	(212,109,835)	(97,773,699)	(200,867,386)
NET ASSETS:
Beginning of year or period	2,258,684,453	2,470,794,288	975,603,580	1,176,470,966
End of year or period	$2,101,911,750	$2,258,684,453	$877,829,881	$975,603,580
Undistributed (distributions in excess of) net investment income	$29,268,785	$(7,063,051)	$(131,928)	$(131,928)

See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Small Company Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$938,377	$2,986,347
Net realized gain	44,094,535	57,728,705
Net change in unrealized appreciation	39,794,566	21,377,778
Increase in net assets resulting from operations	84,827,478	82,092,830
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(4,517)	—
Class I	(2,661,796)	(1,896,687)
Class S	(323,038)	(158,247)
Class S2	(435)	(158)
Net realized gains:
Class ADV	(561,010)	(231,384)
Class I	(41,429,239)	(16,798,543)
Class S	(9,277,948)	(4,016,404)
Class S2	(20,332)	(8,048)
Total distributions	(54,278,315)	(23,109,471)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,510,642	50,498,757
Reinvestment of distributions	54,278,315	23,109,471
	87,788,957	73,608,228
Cost of shares redeemed	(67,818,720)	(150,976,912)
Net increase (decrease) in net assets resulting from capital share transactions	19,970,237	(77,368,684)
Net increase (decrease) in net assets	50,519,400	(18,385,325)
NET ASSETS:
Beginning of year or period	579,722,062	598,107,387
End of year or period	$630,241,462	$579,722,062
Undistributed net investment income at end of year or period	$893,881	$2,945,290

See Accompanying Notes to Financial Statements
14

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
ING Balanced Portfolio
Class I
06-30-13	12.27	0.14	•	0.43	0.57	0.28		—	—
12-31-12	11.13	0.30	•	1.20	1.50	0.36		—	—
12-31-11	11.58	0.29	•	(0.43)	(0.14)	0.31		—	—
12-31-10	10.42	0.27	•	1.19	1.46	0.30		—	—
12-31-09	9.18	0.24	•	1.43	1.67	0.43		—	—
12-31-08	14.45	0.40		(4.07)	(3.67)	0.45		1.15	—
Class S
06-30-13	12.20	0.12	•	0.43	0.55	0.25		—	—
12-31-12	11.05	0.27	•	1.21	1.48	0.33		—	—
12-31-11	11.50	0.26	•	(0.43)	(0.17)	0.28		—	—
12-31-10	10.36	0.24		1.18	1.42	0.28		—	—
12-31-09	9.12	0.21	•	1.43	1.64	0.40		—	—
12-31-08	14.36	0.34		(4.02)	(3.68)	0.41		1.15	—
ING Growth and Income Portfolio
Class ADV
06-30-13	24.31	0.09		2.71	2.80	0.00	*	—	—
12-31-12	21.39	0.29	•	2.97	3.26	0.34		—	—
12-31-11	21.74	0.22		(0.38)	(0.16)	0.19		—	—
12-31-10	19.31	0.15	•	2.47	2.62	0.19		—	—
12-31-09	15.04	0.18	•	4.29	4.47	0.20		—	—
12-31-08	24.61	0.23	•	(9.58)	(9.35)	0.22		—	—
Class I
06-30-13	24.54	0.15		2.74	2.89	0.00	*	—	—
12-31-12	21.59	0.40	•	3.00	3.40	0.45		—	—
12-31-11	21.94	0.31	•	(0.37)	(0.06)	0.29		—	—
12-31-10	19.42	0.22		2.53	2.75	0.23		—	—
12-31-09	15.11	0.27	•	4.30	4.57	0.26		—	—
12-31-08	24.76	0.36		(9.69)	(9.33)	0.32		—	—
Class S
06-30-13	24.32	0.11		2.72	2.83	0.00	*	—	—
12-31-12	21.40	0.34	•	2.97	3.31	0.39		—	—
12-31-11	21.77	0.24	•	(0.35)	(0.11)	0.26		—	—
12-31-10	19.28	0.18		2.48	2.66	0.17		—	—
12-31-09	15.00	0.19		4.32	4.51	0.23		—	—
12-31-08	24.63	0.25	•	(9.58)	(9.33)	0.30		—	—
Class S2
06-30-13	24.08	0.09		2.70	2.79	0.00	*	—	—
12-31-12	21.23	0.35	•	2.90	3.25	0.40		—	—
12-31-11	21.52	0.41	•	(0.54)	(0.13)	0.16		—	—
12-31-10	19.26	0.14		2.28	2.42	0.16		—	—
02-27-09(5)-12-31-09	12.69	(0.06	)•	6.72	6.66	0.09		—	—
ING Intermediate Bond Portfolio
Class ADV
06-30-13	12.88	0.18		(0.44)	(0.26)	—		—	—
12-31-12	12.34	0.42	•	0.67	1.09	0.55		—	—
12-31-11	12.04	0.47	•	0.38	0.85	0.55		—	—
12-31-10	11.62	0.57	•	0.48	1.05	0.63		—	—
12-31-09	11.12	0.47		0.76	1.23	0.73		—	—
12-31-08	13.23	0.58		(1.77)	(1.19)	0.62		0.30	—

							Ratios to average net assets							Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)		(%)	(%)		(%)		(%)		($000's)	(%)
ING Balanced Portfolio
Class I
06-30-13	0.28		—	12.56	4.63		0.64	0.64		0.64		2.16		516,176	105
12-31-12	0.36		—	12.27	13.64		0.64	0.64		0.64		2.57		520,249	234
12-31-11	0.31		—	11.13	(1.40)		0.65	0.65		0.65		2.51		524,887	259
12-31-10	0.30		—	11.58	14.22		0.62	0.62	†	0.62	†	2.47	†	614,261	328
12-31-09	0.43		—	10.42	19.23		0.63	0.63	†	0.63	†	2.55	†	631,106	337
12-31-08	1.60		—	9.18	(28.10)		0.62	0.62	†	0.62	†	2.97	†	602,815	294
Class S
06-30-13	0.25		—	12.50	4.46		0.89	0.89		0.89		1.91		5,429	105
12-31-12	0.33		—	12.20	13.49		0.89	0.89		0.89		2.32		5,567	234
12-31-11	0.28		—	11.05	(1.66)		0.90	0.90		0.90		2.25		5,953	259
12-31-10	0.28		—	11.50	13.87		0.87	0.87	†	0.87	†	2.22	†	7,933	328
12-31-09	0.40		—	10.36	18.94		0.88	0.88	†	0.88	†	2.30	†	7,374	337
12-31-08	1.56		—	9.12	(28.28)		0.87	0.87	†	0.87	†	2.73	†	6,684	294
ING Growth and Income Portfolio
Class ADV
06-30-13	0.00	*	—	27.11	11.52		1.09	1.04		1.04		0.65		1,329,528	24
12-31-12	0.34		—	24.31	15.24		1.09	1.04		1.04		1.23		1,251,577	57
12-31-11	0.19		—	21.39	(0.72)		1.08	1.03		1.03		1.03		1,221,084	75
12-31-10	0.19		—	21.74	13.55		1.10	1.10	†	1.10	†	0.77	†	6,037	117
12-31-09	0.20		—	19.31	29.69		1.11	1.11	†	1.11	†	1.10	†	1,302	104
12-31-08	0.22		—	15.04	(37.94	)(a)	1.10	1.10	†	1.10	†	1.14	†	791	169
Class I
06-30-13	0.00	*	—	27.43	11.78		0.59	0.59		0.59		1.10		2,127,503	24
12-31-12	0.45		—	24.54	15.78		0.59	0.59		0.59		1.68		1,865,425	57
12-31-11	0.29		—	21.59	(0.27)		0.58	0.58		0.58		1.39		1,873,712	75
12-31-10	0.23		—	21.94	14.14		0.60	0.60	†	0.60	†	1.12	†	2,253,794	117
12-31-09	0.26		—	19.42	30.24		0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
12-31-08	0.32		—	15.11	(37.63	)(a)	0.60	0.60	†	0.60	†	1.64	†	1,622,085	169
Class S
06-30-13	0.00	*	—	27.15	11.64		0.84	0.84		0.84		0.84		800,713	24
12-31-12	0.39		—	24.32	15.47		0.84	0.84		0.84		1.42		772,713	57
12-31-11	0.26		—	21.40	(0.51)		0.83	0.83		0.83		1.13		795,131	75
12-31-10	0.17		—	21.77	13.81		0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	0.23		—	19.28	30.03		0.86	0.86	†	0.86	†	1.34	†	481,897	104
12-31-08	0.30		—	15.00	(37.82	)(a)	0.85	0.85	†	0.85	†	1.44	†	290,152	169
Class S2
06-30-13	0.00	*	—	26.87	11.59		1.09	0.99		0.99		0.70		888	24
12-31-12	0.40		—	24.08	15.30		1.09	0.99		0.99		1.47		728	57
12-31-11	0.16		—	21.23	(0.59)		1.08	0.98		0.98		1.99		217	75
12-31-10	0.16		—	21.52	12.55		1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(5)-12-31-09	0.09		—	19.26	52.46		1.11	1.01	†	1.01	†	(0.39	)†	5	104
ING Intermediate Bond Portfolio
Class ADV
06-30-13	—		—	12.62	(2.02)		1.00	1.00		1.00		2.92		38,004	204
12-31-12	0.55		—	12.88	8.85		1.00	1.00		1.00		3.25		34,473	424
12-31-11	0.55		—	12.34	7.04		1.00	1.00		1.00		3.76		16,953	456
12-31-10	0.63		—	12.04	9.01		1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	0.73		—	11.62	11.08		1.01	1.01	†	1.01	†	4.08	†	1	692
12-31-08	0.92		—	11.12	(9.16)		1.01	1.00	†	1.00	†	4.58	†	1	666

See Accompanying Notes to Financial Statements
15

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital
Year or period ended	($)	($)		($)		($)	($)		($)		($)
ING Intermediate Bond Portfolio (continued)
Class I
06-30-13	12.96	0.23		(0.46)		(0.23)	—		—		—
12-31-12	12.40	0.49	•	0.67		1.16	0.60		—		—
12-31-11	12.07	0.54	•	0.37		0.91	0.58		—		—
12-31-10	11.57	0.61	•	0.53		1.14	0.64		—		—
12-31-09	11.08	0.53	•	0.75		1.28	0.79		—		—
12-31-08	13.22	0.64	•	(1.73)		(1.09)	0.75		0.30		—
Class S
06-30-13	12.89	0.21		(0.45)		(0.24)	—		—		—
12-31-12	12.34	0.45	•	0.67		1.12	0.57		—		—
12-31-11	12.01	0.51	•	0.37		0.88	0.55		—		—
12-31-10	11.52	0.57	•	0.52		1.09	0.60		—		—
12-31-09	11.00	0.50	•	0.75		1.25	0.73		—		—
12-31-08	13.14	0.60	•	(1.72)		(1.12)	0.72		0.30		—
Class S2
06-30-13	12.92	0.28	•	(0.53)		(0.25)	—		—		—
12-31-12	12.37	0.41		0.69		1.10	0.55		—		—
12-31-11	12.08	0.52	•	0.34		0.86	0.57		—		—
12-31-10	11.59	0.55	•	0.53		1.08	0.59		—		—
02-27-09(5)-12-31-09	10.79	0.42	•	1.15		1.57	0.77		—		—
ING Money Market Portfolio(b)
Class I
06-30-13	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—
12-31-12	1.00	0.00	*	0.00	*	0.00 *	0.00	*	—		—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	0.00	*
12-31-10	1.00	0.00	*	0.00	*	0.00 *	0.00	*	—		0.00	*
12-31-09	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—
12-31-08	1.05	0.02		0.00	*	0.02	0.07		—		—
Class S
06-30-13	1.00	—		0.00	*	0.00	—		0.00	*	—
12-31-12	1.00	(0.00	)*	0.00	*	0.00 *	—		—		—
12-31-11	1.00	—		0.00	*	0.00	—		0.00	*	0.00	*
03-15-10(5)-12-31-10	1.00	0.00	*	0.00	*	0.00 *	0.00	*	—		—
ING Small Company Portfolio
Class ADV
06-30-13	19.13	(0.01)		2.70		2.69	0.01		1.80		—
12-31-12	17.39	0.01		2.41		2.42	—		0.68		—
12-31-11	17.98	(0.02	)•	(0.51)		(0.53)	0.06		—		—
12-31-10	14.60	0.04	•	3.42		3.46	0.08		—		—
12-31-09	11.58	0.08	•	3.02		3.10	0.08		—		—
12-16-08(5)-12-31-08	11.13	0.00	*•	0.45		0.45	—		—		—
Class I
06-30-13	19.63	0.04		2.79		2.83	0.12		1.80		—
12-31-12	17.82	0.10	•	2.47		2.57	0.08		0.68		—
12-31-11	18.34	0.07		(0.52)		(0.45)	0.07		—		—
12-31-10	14.82	0.09		3.52		3.61	0.09		—		—
12-31-09	11.70	0.09		3.11		3.20	0.08		—		—
12-31-08	19.56	0.11	•	(5.52)		(5.41)	0.18		2.27		—
Class S
06-30-13	19.35	0.01		2.74		2.75	0.06		1.80		—
12-31-12	17.57	0.05	•	2.44		2.49	0.03		0.68		—
12-31-11	18.09	0.02		(0.50)		(0.48)	0.04		—		—
12-31-10	14.64	0.04		3.47		3.51	0.06		—		—
12-31-09	11.57	0.05	•	3.09		3.14	0.07		—		—
12-31-08	19.39	0.09	•	(5.50)		(5.41)	0.14		2.27		—

						Ratios to average net assets							Supplemental data
	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Intermediate Bond Portfolio (continued)
Class I
06-30-13	—		—	12.73	(1.77)	0.50	0.50		0.50		3.45		920,279	204
12-31-12	0.60		—	12.96	9.39	0.50	0.50		0.50		3.78		1,001,255	424
12-31-11	0.58		—	12.40	7.54	0.50	0.50		0.50		4.31		1,205,691	456
12-31-10	0.64		—	12.07	9.84	0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	0.79		—	11.57	11.57	0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
12-31-08	1.05		—	11.08	(8.41)	0.51	0.50	†	0.50	†	5.05	†	1,803,886	666
Class S
06-30-13	—		—	12.65	(1.86)	0.75	0.75		0.75		3.19		1,143,399	204
12-31-12	0.57		—	12.89	9.08	0.75	0.75		0.75		3.52		1,221,680	424
12-31-11	0.55		—	12.34	7.30	0.75	0.75		0.75		4.09		1,247,149	456
12-31-10	0.60		—	12.01	9.51	0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	0.73		—	11.52	11.38	0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
12-31-08	1.02		—	11.00	(8.73)	0.76	0.75	†	0.75	†	4.82	†	1,153,518	666
Class S2
06-30-13	—		—	12.67	(1.93)	1.00	0.90		0.90		4.30		229	204
12-31-12	0.55		—	12.92	8.93	1.00	0.90		0.90		3.37		1,277	424
12-31-11	0.57		—	12.37	7.14	1.00	0.90		0.90		4.20		1,001	456
12-31-10	0.59		—	12.08	9.29	1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(5)-12-31-09	0.77		—	11.59	14.59	1.01	0.91	†	0.91	†	4.31	†	3	692
ING Money Market Portfolio(b)
Class I
06-30-13	0.00	*	—	1.00	0.02	0.34	0.26		0.26		—		877,696	—
12-31-12	0.00	*	—	1.00	0.03	0.34	0.34		0.34		0.03		975,469	—
12-31-11	0.00	*	—	1.00	0.02	0.34	0.26		0.26		0.00	*	1,176,157	—
12-31-10	0.00	*	—	1.00	0.24	0.34	0.31	†	0.31	†	0.02	†	1,069,947	—
12-31-09	0.00	*	—	1.00	0.33	0.37	0.37		0.37		0.25		1,328,429	—
12-31-08	0.07		—	1.00	2.67	0.35	0.35		0.35		2.66		1,798,833	—
Class S
06-30-13	0.00	*	—	1.00	0.02	0.59	0.26		0.26		—		133	—
12-31-12	—		—	1.00	0.00	0.59	0.36		0.36		0.01		134	—
12-31-11	0.00	*	—	1.00	0.02	0.59	0.26		0.26		0.00		314	—
03-15-10(5)-12-31-10	0.00	*	—	1.00	0.00	0.59	0.36	†	0.36	†	0.00	*†	313	—
ING Small Company Portfolio
Class ADV
06-30-13	1.81		—	20.01	14.55	1.34	1.34		1.34		(0.08)		6,873	21
12-31-12	0.68		—	19.13	14.01	1.35	1.35		1.35		0.06		6,213	49
12-31-11	0.06		—	17.39	(2.99)	1.35	1.35		1.35		(0.10)		5,938	61
12-31-10	0.08		—	17.98	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	0.08		—	14.60	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
12-16-08(5)-12-31-08	—		—	11.58	4.04	1.35	1.35	†	1.35	†	0.65	†	3	145
Class I
06-30-13	1.92		—	20.54	14.88	0.84	0.84		0.84		0.35		510,899	21
12-31-12	0.76		—	19.63	14.52	0.85	0.85		0.85		0.55		472,254	49
12-31-11	0.07		—	17.82	(2.49)	0.85	0.85		0.85		0.38		483,473	61
12-31-10	0.09		—	18.34	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	0.08		—	14.82	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
12-31-08	2.45		—	11.70	(31.05)	0.85	0.85	†	0.85	†	0.71	†	420,626	145
Class S
06-30-13	1.86		—	20.24	14.71	1.09	1.09		1.09		0.11		112,263	21
12-31-12	0.71		—	19.35	14.26	1.10	1.10		1.10		0.28		101,041	49
12-31-11	0.04		—	17.57	(2.68)	1.10	1.10		1.10		0.12		108,502	61
12-31-10	0.06		—	18.09	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	0.07		—	14.64	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128
12-31-08	2.41		—	11.57	(31.28)	1.10	1.10	†	1.10	†	0.71	†	44,764	145

See Accompanying Notes to Financial Statements
16

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Small Company Portfolio (continued)
Class S2
06-30-13	19.22	(0.19	)•	2.92	2.73	0.04	1.80	—
12-31-12	17.47	0.03		2.41	2.44	0.01	0.68	—
12-31-11	18.04	0.01	•	(0.52)	(0.51)	0.06	—	—
12-31-10	14.61	0.06	•	3.42	3.48	0.05	—	—
02-27-09(5)-12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—

					Ratios to average net assets							Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expense net of all reductions/additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Small Company Portfolio (continued)
Class S2
06-30-13	1.84	—	20.11	14.67	1.34	1.24		1.24		(1.84)		206	21
12-31-12	0.69	—	19.22	14.08	1.35	1.25		1.25		0.16		214	49
12-31-11	0.06	—	17.47	(2.85)	1.35	1.25		1.25		0.04		195	61
12-31-10	0.05	—	18.04	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(5)-12-31-09	0.08	—	14.61	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Commencement of operations.

(a)  There was no impact on total return by the affiliate payment.

(b)  NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder's proportionate interest and aggregate value of investment in the Portfolio remained the same.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Variable Product Funds are comprised of ING Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING Intermediate Bond Portfolio, and ING Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act" or "Act").

ING Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, ING Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen separate active diversified and non-diversified series. The diversified series that is in this report is ING Small Company Portfolio ("Small Company"). ING Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Intermediate Bond Portfolio ("Intermediate Bond"). ING Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, ING Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios." The investment objective of the Portfolios is described in the Portfolios' Prospectus.

Each Portfolio offers at least two of the following classes of shares: Adviser ("ADV") Class, Class I, Class S and Service 2 Class (Class "S2") shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution.

Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser ("ING Investments" or the "Investment Adviser") to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser ("ING IM" or the "Sub-Adviser") to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value ("NAV"). Investments in

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Investment Adviser's or Sub-Adviser's, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the Use of Derivative Instruments. Certain Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2013, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $3,240,094 and $6,809,405, respectively, which represents the gross payments to be received by the Portfolios on open swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2013. At June 30, 2013, certain counterparties had posted $5,109,000 to Intermediate Bond.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2013, Balanced and Intermediate Bond had a net liability position of $4,315,530 and $2,449,054, respectively, on open swaps, forward foreign currency contract and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2013, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2013, there was no collateral posted by either Portfolio for open OTC derivative instruments.

E.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed,

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2013, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$104,428,055	$93,596,433
Intermediate Bond	154,893,018	242,083,268

The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2013.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of

Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2013, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to "equitize" cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Growth and Income entered into equity futures to "equitize" cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio's securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2013, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$54,663,442	$25,437,062
Intermediate Bond	218,367,225	107,054,070
Growth and Income	—	34,279,757

Please refer to the tables following the Summary Portfolio of Investments for open futures contracts for Balanced and Intermediate Bond at June 30, 2013. There were no open futures contracts for Growth and Income at June 30, 2013.

F.  Options Contracts. Certain Portfolios may write call and put options on futures, swaps ("swaptions"), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios' exposure to the underlying instrument. Writing call options tends to decrease the Portfolios' exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios' exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios' exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the six months ended June 30, 2013, Balanced has purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2013.

During the six months ended June 30, 2013, Balanced and Intermediate Bond have purchased interest rate swaptions to gain exposure to interest rates and to generate income. There were no open purchased interest rate swaptions at June 30, 2013.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2013.

G.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced and Small Company declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

H.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

K.  Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon ("BNY") provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M.  When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

N.  Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed-delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statement of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a

Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity-specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which a Portfolio is seller of protection are disclosed in each Portfolio's Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2013, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2013, both Balanced and Intermediate Bond have purchased credit protection on credit default swap indices ("CDX"). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets.

For the six months ended June 30, 2013, both Balanced and Intermediate Bond have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities that are either unavailable or considered to be less attractive in the bond market.

For the six months ended June 30, 2013, Balanced and Intermediate Bond had average notional amounts of $4,254,000 and $76,224,000 on credit default swaps to buy protection and average notional amounts of $1,144,000 and $15,479,000 on credit default swaps to sell protection, respectively. Please refer to the tables following the Summary Portfolio of Investments for Balanced for open credit default swaps at June 30, 2013. There were no open credit default swaps for Intermediate Bond at June 30, 2013.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2013, Balanced has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $23,517,707.

For the six months ended June 30, 2013, Balanced and Intermediate Bond have entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $14,666,832 and $73,499,153, respectively.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for Balanced for open interest rate swaps at June 30, 2013. There were no open interest rate swaps for Intermediate Bond at June 30, 2013.

At June 30, 2013, Balanced posted $150,000 in cash collateral as initial margin for centrally cleared interest rate swaps.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2013, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$292,737,564	$321,049,131
Growth and Income	994,930,379	1,365,300,300
Intermediate Bond	816,222,724	883,838,669
Small Company	129,165,219	163,993,402

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$252,177,538	$244,131,315
Intermediate Bond	4,094,440,577	3,996,281,646

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion;
0.450% on next $5 billion; and
0.425% over $15 billion
Intermediate Bond	0.400%
Money Market	0.250%
Small Company	0.750%

Pursuant to administration agreements, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

The Investment Adviser entered into sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Sub-Adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations. There was no brokerage commission recapture for any Portfolios during the six-months ended June 30, 2013.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

ADV Class and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the

Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. For the six months ended June 30, 2013, the Distributor for Growth and Income, Intermediate Bond, and Small Company waived $328,501, $116, and $116, respectively. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by ADV Class of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio's shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares. During the six months ended June 30, 2013, the Distributor for Money Market waived $67. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that this waiver will continue.

IID and ING Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by ING Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2013, IID waived $156 of Class S specific distribution fees and ING Investments waived $376,474 of management fees for Money Market to maintain a yield of not less than zero. Termination or modification of this contractual waiver requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following affiliated investment companies or indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Affiliated Investment Company/Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Balanced	90.36%
	Growth and Income	44.59
	Intermediate Bond	41.19
	Money Market	87.03
	Small Company	51.56
ING National Trust	Money Market	11.75
	Small Company	6.45
ING Solution 2025 Portfolio	Small Company	7.98
ING Solution 2035 Portfolio	Small Company	7.00
ING Solution 2045 Portfolio	Small Company	5.87
ING USA Annuity and Life Insurance Company	Growth and Income	46.93
	Intermediate Bond	53.07
	Small Company	14.80

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other.

The Registrants have adopted a Deferred Compensation Plan (the "Plan"), which allows eligible independent directors/trustees as described in the Plan to defer the receipt of all or a portion of the directors'/trustees' fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Small Company	1.45%	0.95%	1.20%	1.35%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, there are no waived and reimbursed fees that are subject to recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2013:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	2	$2,272,500	1.12%
Growth and Income	18	2,447,222	1.13
Intermediate Bond	4	2,901,250	1.10
Money Market	3	18,980,000	1.16
Small Company	2	2,530,000	1.13

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	3,900,000	$72,745
Options Purchased	22,500,000	285,896
Options Terminated in Closing Sell Transactions	(8,100,000)	(101,061)
Options Expired	(13,000,000)	(156,350)
Balance at 06/30/13	5,300,000	$101,230

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	4,814,000	$357,948
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(4,814,000)	(357,948)
Options Expired	—	—
Balance at 06/30/13	—	$—

Transactions in written foreign currency options for Balanced during the period ended June 30, 2013 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/12	5,400,000	$56,736
Options Written	21,400,000	108,613
Options Terminated in Closing Purchase Transactions	(8,100,000)	(44,658)
Options Expired	(13,400,000)	(78,291)
Balance at 06/30/13	5,300,000	$42,400

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2013 were as follows:

	USD Notional	Cost
Balance at 12/31/12	51,670,000	$3,857,166
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	(51,670,000)	(3,857,166)
Options Expired	—	—
Balance at 06/30/13	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
06-30-13	315,266	—	902,397	(2,518,047)	(1,300,384)	4,086,585	—	11,496,537	(32,083,765)	(16,500,642)
12-31-12	272,783	—	1,396,397	(6,459,373)	(4,790,193)	3,216,222	—	16,407,668	(76,096,062)	(56,472,172)
Class S
06-30-13	14,782	—	8,511	(45,436)	(22,143)	185,210	—	107,918	(574,431)	(281,303)
12-31-12	18,248	—	14,110	(114,451)	(82,093)	204,842	—	165,089	(1,360,804)	(990,873)
Growth and Income
Class ADV
06-30-13	1,027,776	886,651	380	(4,362,299)	(2,447,492)	4,296,832	23,183,620	10,041	(91,402,148)	(63,911,655)
12-31-12	1,714,025	—	716,044	(8,033,706)	(5,603,637)	40,995,421	—	17,283,832	(190,466,475)	(132,187,222)
Class I
06-30-13	10,038,627	8,750,399	615	(17,244,898)	1,544,743	33,853,231	231,206,800	16,424	(256,907,794)	8,168,661
12-31-12	6,864,378	—	1,388,462	(19,016,964)	(10,764,124)	165,449,511	—	33,833,583	(454,574,220)	(255,291,126)
Class S
06-30-13	728,505	631,491	229	(3,641,825)	(2,281,600)	5,313,094	16,527,516	6,063	(79,166,724)	(57,320,051)
12-31-12	182,071	—	505,881	(6,072,084)	(5,384,132)	4,317,479	—	12,215,984	(143,513,545)	(126,980,082)
Class S2
06-30-13	4,189	123	— *	(1,492)	2,820	103,850	3,176	7	(35,454)	71,579
12-31-12	22,449	—	480	(2,933)	19,996	524,950	—	11,472	(69,290)	467,132

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
06-30-13	461,650	—	—	(127,731)	333,919	5,999,112	—	—	(1,640,852)	4,358,260
12-31-12	1,398,716	—	106,891	(202,187)	1,303,420	17,907,899	—	1,377,112	(2,605,745)	16,679,266
Class I
06-30-13	1,529,303	—	—	(6,521,802)	(4,992,499)	19,811,253	—	—	(84,775,410)	(64,964,157)
12-31-12	13,571,376	—	3,577,104	(37,098,802)	(19,950,322)	173,524,387	—	46,310,817	(478,030,373)	(258,195,169)
Class S
06-30-13	2,748,680	—	—	(7,139,064)	(4,390,384)	35,522,606	—	—	(92,323,624)	(56,801,018)
12-31-12	9,683,970	—	4,066,019	(20,040,810)	(6,290,821)	123,829,509	—	52,405,250	(257,514,263)	(81,279,504)
Class S2
06-30-13	11,314	—	—	(92,081)	(80,767)	148,332	—	—	(1,191,160)	(1,042,828)
12-31-12	28,406	—	4,049	(14,489)	17,966	362,863	—	52,316	(185,483)	229,696
Money Market
Class I
06-30-13	47,977,578	—	160,387	(145,821,132)	(97,683,167)	47,977,578	—	160,387	(145,821,132)	(97,683,167)
12-31-12	105,147,565	—	344,253	(306,333,946)	(200,842,128)	105,147,563	—	344,254	(306,333,946)	(200,842,129)
Class S
06-30-13	—	—	24	(642)	(618)	—	—	24	(643)	(619)
12-31-12	22,338	—	— *	(202,183)	(179,845)	22,338	—	— *	(202,182)	(179,844)
Small Company
Class ADV
06-30-13	24,087	—	29,624	(35,117)	18,594	486,885	—	565,528	(722,360)	330,053
12-31-12	40,250	—	12,380	(69,181)	(16,551)	743,738	—	231,384	(1,276,143)	(301,021)
Class I
06-30-13	668,682	—	2,252,991	(2,102,176)	819,497	14,140,613	—	44,091,034	(44,119,582)	14,112,065
12-31-12	2,064,007	—	977,784	(6,118,868)	(3,077,077)	39,495,576	—	18,695,232	(117,544,976)	(59,354,168)
Class S
06-30-13	929,140	—	497,718	(1,102,972)	323,886	18,866,531	—	9,600,986	(22,921,691)	5,545,826
12-31-12	547,502	—	221,232	(1,722,312)	(953,578)	10,223,632	—	4,174,648	(32,112,408)	(17,714,128)
Class S2
06-30-13	803	—	1,083	(2,763)	(877)	16,613	—	20,767	(55,087)	(17,707)
12-31-12	1,909	—	437	(2,344)	2	35,811	—	8,207	(43,385)	633

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. As of June 30, 2013, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Balanced	$5,266,165	$5,432,832
Intermediate Bond	8,761,751	8,986,769
Small Company	21,469,409	22,065,550

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (All Portfolios). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (Balanced and Intermediate Bond). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
Balanced	$11,604,455	$—	$16,572,758	$—
Growth and Income	32,535	—	63,371,038	—
Intermediate Bond	—	—	100,165,706	—
Money Market	—	160,411	344,254	—
Small Company	13,616,036	40,662,279	2,055,092	21,054,379

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed	Late Year Ordinary Losses	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Deferred	Capital Gains	(Depreciation)	Amount	Character	Expiration
Balanced	$11,601,797	$—	$—	$23,076,518	$(30,231,106)	Short-term	2016
					(82,316,593)	Short-term	2017
					$(112,547,699)
Growth and Income	17,391	—	—	584,438,158	$(7,073,840)	Short-term	2014
					(40,824,489)	Short-term	2015
					(336,540,577)	Short-term	2016
					(229,778,054)	Short-term	2017
					(599,642)	Long-term	None
					$(614,816,602)*
Intermediate Bond	—	(11,993,949)	—	89,726,971	$(224,224,927)	Short-term	2017
Money Market	159,096	—	1,315	—	—	—	—
Small Company	13,614,464	—	40,660,354	53,829,288	$(4,712,329)	Short-term	2015
					(1,570,776)	Short-term	2016
					(520,509)	Short-term	2017
					$(6,803,614)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — REORGANIZATIONS

On March 23, 2013, Growth and Income ("Acquiring Portfolio") acquired all of the net assets of ING UBS U.S. Large Cap Equity Portfolio and ING Growth and Income Core Portfolio ("Acquired Portfolios"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolios' shareholders on February 27, 2013. The purposes of the transaction were to combine two portfolios with comparable investment objectives and policies. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended June 30, 2013, are as follows:

Net investment income	$19,302,919
Net realized and unrealized loss on investments	$485,709,933
Net increase in net assets resulting from operations	$505,012,852

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — REORGANIZATIONS (continued)

Portfolios that have been included in the Acquiring Portfolio's statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
Growth and Income	ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio	$270,921	$4,077,079	$158,815	$32,683	1.6255

The net assets of Growth and Income after the acquisition were $4,348,000,540.

NOTE 15 — RESTRUCTURING PLAN

The Investment Adviser, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the "Form S-1") with the U.S. Securities and Exchange Commission ("SEC") to register an initial public offering of ING U.S. common stock (the "IPO"). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements, as applicable, for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and affiliated sub-advisory agreements, as applicable, prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of Balanced, Growth and Income, Intermediate Bond and Small Company approved new advisory and affiliated sub-advisory agreements on April 22, 2013 and shareholders of Money Market approved a new advisory and affiliated sub-advisory agreement on May 13, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 15 — RESTRUCTURING PLAN (continued)

provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser's and affiliated entities' loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 9, 2013, the Board nominated 13 individuals (collectively, the "Nominees") for election as Directors/Trustees of the Company/Trust. The Nominees include Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, Joseph E. Obermeyer and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler and Roger B. Vincent, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders of Balanced, Growth and Income, Intermediate Bond and Small Company on April 22, 2013 and by shareholders of Money Market on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board and another board in the ING Funds complex to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 16 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios' Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

35

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Common Stock	61.9%
Exchange-Traded Funds	8.0%
Corporate Bonds/Notes	6.7%
U.S. Government Agency Obligations	6.3%
U.S. Treasury Obligations	4.2%
Foreign Government Bonds	3.7%
Collateralized Mortgage Obligations	3.7%
Asset-Backed Securities	2.2%
Preferred Stock	0.2%
Purchased Options	0.0%
Rights	0.0%
Assets in Excess of Other Liabilities*	3.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.9%
		Consumer Discretionary: 8.0%
104,191		Best Buy Co., Inc.	$2,847,540	0.5
93,842		Comcast Corp. - Class A	3,930,103	0.8
64,591	@	Delphi Automotive PLC	3,274,118	0.6
77,018		Macy's, Inc.	3,696,864	0.7
37,072	@	Michael Kors Holdings Ltd.	2,299,205	0.4
43,573		Starbucks Corp.	2,853,596	0.6
737,738		Other Securities	22,884,172	4.4
			41,785,598	8.0
		Consumer Staples: 5.7%
43,173		Coca-Cola Co.	1,731,669	0.3
39,860		Coca-Cola Enterprises, Inc.	1,401,478	0.3
22,056		Costco Wholesale Corp.	2,438,732	0.5
48,811		Kraft Foods Group, Inc.	2,727,070	0.5
30,340		Philip Morris International, Inc.	2,628,051	0.5
41,574		Procter & Gamble Co.	3,200,782	0.6
44,875		Whole Foods Market, Inc.	2,310,165	0.4
479,134		Other Securities	13,331,307	2.6
			29,769,254	5.7
		Energy: 5.9%
66,065		ExxonMobil Corp.	5,968,973	1.2
29,158		Occidental Petroleum Corp.	2,601,768	0.5
27,923		Range Resources Corp.	2,159,006	0.4
1,276,520		Other Securities	19,883,792	3.8
			30,613,539	5.9
Shares			Value	Percentage of Net Assets
		Financials: 12.2%
25,028		Ameriprise Financial, Inc.	$2,024,265	0.4
61,057		Arthur J. Gallagher & Co.	2,667,580	0.5
45,650		Citigroup, Inc.	2,189,830	0.4
121,943		Fifth Third Bancorp.	2,201,071	0.4
73,396	@	Invesco Ltd.	2,333,993	0.4
66,278		JPMorgan Chase & Co.	3,498,816	0.7
33,397		Prudential Financial, Inc.	2,438,983	0.5
246,766		Regions Financial Corp.	2,351,680	0.5
27,040		Travelers Cos., Inc.	2,161,037	0.4
93,382		Wells Fargo & Co.	3,853,875	0.7
78,355	@	XL Group PLC	2,375,723	0.5
4,929,314		Other Securities	35,364,403	6.8
			63,461,256	12.2
		Health Care: 6.9%
17,479	@	Actavis, Inc.	2,206,199	0.4
25,957		Amgen, Inc.	2,560,918	0.5
57,704	@	Gilead Sciences, Inc.	2,955,022	0.6
53,497		Johnson & Johnson	4,593,252	0.9
384,718		Other Securities	23,613,278	4.5
			35,928,669	6.9
		Industrials: 7.1%
71,229		Ametek, Inc.	3,012,987	0.6
22,217		Boeing Co.	2,275,909	0.4
26,619		Roper Industries, Inc.	3,306,612	0.6
17,813		Union Pacific Corp.	2,748,190	0.5
669,470		Other Securities	25,893,929	5.0
			37,237,627	7.1

See Accompanying Notes to Financial Statements
36

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 9.2%
13,999		Apple, Inc.	$5,544,724	1.1
120,760		EMC Corp.	2,852,351	0.5
5,282	@	Google, Inc. - Class A	4,650,114	0.9
14,554		International Business Machines Corp.	2,781,415	0.5
65,236	@	NetApp, Inc.	2,464,616	0.5
110,308		Oracle Corp.	3,388,662	0.6
1,311,977		Other Securities	26,435,337	5.1
			48,117,219	9.2
		Materials: 2.8%
32,857		Eastman Chemical Co.	2,300,319	0.4
582,666		Other Securities	12,254,699	2.4
			14,555,018	2.8
		Telecommunication Services: 1.6%
39,024		Verizon Communications, Inc.	1,964,468	0.4
1,563,975		Other Securities	6,427,664	1.2
			8,392,132	1.6
		Utilities: 2.5%
30,329		DTE Energy Co.	2,032,346	0.4
24,033		Sempra Energy	1,964,938	0.4
504,071		Other Securities	9,204,399	1.7
			13,201,683	2.5
		Total Common Stock (Cost $293,897,458)	323,061,995	61.9
EXCHANGE-TRADED FUNDS: 8.0%
235,400		iShares iBoxx $ High Yield Corporate Bond Fund	21,388,444	4.1
512,100		SPDR Barclays Capital High Yield Bond ETF	20,222,829	3.9
		Total Exchange-Traded Funds (Cost $42,354,959)	41,611,273	8.0
PREFERRED STOCK: 0.2%
		Financials: 0.2%
36,380		Other Securities	912,765	0.2
		Total Preferred Stock (Cost $909,583)	912,765	0.2
RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
4		Other Securities	10	0.0
		Total Rights (Cost $—)	10	0.0
Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.7%
			Consumer Discretionary: 0.5%
	142,000	#	COX Communications, Inc., 2.950%, 06/30/23	$129,358	0.1
	70,000	#	COX Communications, Inc., 4.500%, 06/30/43	60,541	0.0
	80,000	#	DISH DBS Corp., 4.250%, 04/01/18	78,800	0.0
	102,000	#	Viacom, Inc., 4.375%, 03/15/43	86,944	0.0
	305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	333,975	0.1
	1,651,000		Other Securities	1,638,685	0.3
				2,328,303	0.5
			Consumer Staples: 0.1%
	110,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	105,462	0.0
	70,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	73,675	0.0
	560,000		Other Securities	570,658	0.1
				749,795	0.1
			Energy: 0.7%
	90,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	89,550	0.0
	80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	84,364	0.0
	150,560	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	154,324	0.0
	400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	351,000	0.1
	3,512,000		Other Securities (a)	3,006,164	0.6
				3,685,402	0.7
			Financials: 2.9%
BRL	868,000	#	Banco Votorantim SA, 6.250%, 05/16/16	429,847	0.1
	200,000		Barclays Bank PLC, 7.625%, 11/21/22	196,750	0.1
	97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	105,302	0.0
	165,000		Citigroup, Inc., 5.000%, 09/15/14	171,510	0.0

See Accompanying Notes to Financial Statements
37

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
204,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	$263,258	0.1
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	127,301	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	106,347	0.0
248,000	#	HSBC Bank PLC, 1.500%, 05/15/18	239,180	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	200,910	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	187,250	0.0
1,012,000		JPMorgan Chase & Co., 1.625%-5.400%, 05/15/18-05/29/49	970,910	0.2
100,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	97,021	0.0
662,000		Morgan Stanley, 2.125%-5.500%, 03/22/17-05/22/23	647,248	0.1
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	194,589	0.0
107,000	#	Simon Property Group L.P., 1.500%, 02/01/18	103,137	0.0
400,000	#	Standard Chartered PLC, 3.950%, 01/11/23	372,607	0.1
298,000	+	Wells Fargo & Co., 1.500%-3.676%, 06/15/16-02/13/23	300,958	0.1
10,283,000		Other Securities	10,351,602	1.9
			15,065,727	2.9
		Health Care: 0.4%
123,000		Amgen, Inc., 3.875%-5.150%, 11/15/21-11/15/41	124,965	0.0
160,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	157,820	0.0
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	102,500	0.0
155,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	158,100	0.0
96,000	#	Zoetis, Inc., 1.875%, 02/01/18	94,047	0.0
Principal Amount†			Value	Percentage of Net Assets
135,000	#	Zoetis, Inc., 3.250%, 02/01/23	$128,449	0.1
49,000	#	Zoetis, Inc., 4.700%, 02/01/43	45,986	0.0
1,799,000		Other Securities	1,507,436	0.3
			2,319,303	0.4
		Industrials: 0.4%
87,000	#	Barrick Gold Corp., 2.500%, 05/01/18	78,130	0.0
122,000	#	Barrick Gold Corp., 4.100%, 05/01/23	102,065	0.1
150,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	143,250	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	122,239	0.0
150,000	#	Hertz Corp./The, 4.250%, 04/01/18	147,000	0.0
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	468,000	0.1
141,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	140,312	0.0
94,000	#	Turlock Corp., 2.750%, 11/02/22	88,064	0.1
87,000	#	Turlock Corp., 4.150%, 11/02/42	78,462	0.0
657,000		Other Securities	645,321	0.1
			2,012,843	0.4
		Information Technology: 0.4%
1,991,000		Other Securities	1,947,850	0.4
		Materials: 0.3%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	331,703	0.1
181,000	#	Barrick North America Finance LLC, 5.750%, 05/01/43	146,985	0.0
128,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	121,827	0.0
190,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	172,206	0.1
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	97,406	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	51,075	0.0
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	123,096	0.0
617,000		Other Securities	593,140	0.1
			1,637,438	0.3

See Accompanying Notes to Financial Statements
38

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services: 0.3%
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	$367,073	0.1
274,000		Verizon Communications, Inc., 1.950%-2.450%, 03/28/14-11/01/22	266,789	0.0
1,012,000		Other Securities	994,109	0.2
			1,627,971	0.3
		Utilities: 0.7%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	223,000	0.1
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	136,260	0.1
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	100,195	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	208,000	0.0
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	76,954	0.0
64,764	#	Juniper Generation, LLC, 6.790%, 12/31/14	61,596	0.0
2,541,000		Other Securities	2,681,378	0.5
			3,487,383	0.7
		Total Corporate Bonds/Notes (Cost $35,762,233)	34,862,015	6.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
110,691	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	110,691	0.0
70,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	72,912	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	73,473	0.1
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	197,780	0.1
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.684%, 11/11/41	139,468	0.0
Principal Amount†			Value	Percentage of Net Assets
160,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	$170,616	0.0
40,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	40,453	0.0
990,576	#,^	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	121,999	0.0
234,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	229,628	0.1
1,034,324	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	106,172	0.0
1,032,253	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	116,992	0.0
988,283	^	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	115,761	0.0
1,162,965	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	149,481	0.1
2,380,000	#,^	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	118,117	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	306,065	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.844%, 05/15/36	51,504	0.0
175,676	^	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	38,537	0.0
150,000	#	Fosse Master PLC, 1.677%, 10/18/54	152,677	0.0
605,039		Freddie Mac, 5.000%-5.500%, 02/15/35-07/15/37	656,122	0.1
140,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	141,098	0.0
135,864	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	138,243	0.0
70,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	70,630	0.0

See Accompanying Notes to Financial Statements
39

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	$114,971	0.0
110,000	#	GS MTG, 1.045%, 11/08/29	109,586	0.0
63,659	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	64,039	0.0
110,000	#	Irvine Core Office Trust 2013-IRV, 3.305%, 05/15/48	104,249	0.0
78,907		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	65,534	0.0
2,212,698	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	247,853	0.1
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	28,494	0.0
400,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	399,445	0.1
15,170		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	15,189	0.0
190,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	192,710	0.1
154,847		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	133,598	0.0
152,693		JP Morgan Mortgage Trust, 6.500%, 08/25/36	136,929	0.0
18,761		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	18,848	0.0
192,109	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	192,377	0.0
300,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	306,266	0.1
Principal Amount†			Value	Percentage of Net Assets
1,507,798	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	$44,631	0.0
8,678,750	#,^	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	173,237	0.1
190,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	171,601	0.0
100,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	101,719	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	70,382	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	177,018	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	169,644	0.0
1,443,451	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	111,147	0.0
1,226,247	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	126,825	0.0
1,576,775	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	183,768	0.1
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	29,993	0.0
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	29,042	0.0
200,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	203,200	0.1
280,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	251,631	0.1
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	150,702	0.0
200,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	204,783	0.0
300,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	290,048	0.0
100,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	94,346	0.0

See Accompanying Notes to Financial Statements
40

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
350,000	#	Morgan Stanley Capital I, 5.632%, 01/13/41	$355,675	0.1
140,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	148,183	0.0
420,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	424,933	0.1
963,359		Morgan Stanley Capital I, 5.073%-5.763%, 06/15/40-04/12/49	987,256	0.2
110,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	118,349	0.0
5,190,890	#,^	RBSCF Trust, 1.109%, 04/15/24	69,796	0.0
530,000	#	RBSCF Trust, 5.305%, 01/16/49	533,779	0.1
196,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	200,580	0.0
110,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	110,556	0.0
93,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	93,650	0.0
190,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	197,819	0.1
988,083	#,^	UBS-Barclays Commercial Mortgage Trust, 2.353%, 08/10/49	132,918	0.0
990,713	#,^	Wells Fargo Commercial Mortgage Trust, 2.309%, 10/15/45	124,168	0.0
1,123,919	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	113,709	0.0
1,435,431	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	175,792	0.1
9,341,762		Other Securities	7,566,389	1.5
		Total Collateralized Mortgage Obligations (Cost $18,937,860)	19,385,776	3.7
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.3%
		Federal Home Loan Mortgage Corporation: 2.8%##
305,981	^	4.846%, due 03/15/33	$325,609	0.0
5,059,709		6.000%, due 10/15/31	5,651,645	1.1
8,159,106		4.000%-6.500%, due 08/15/16-01/15/42	8,767,387	1.7
			14,744,641	2.8
		Federal National Mortgage Association: 3.0%##
2,994,000	W	3.500%, due 03/25/41	3,023,004	0.6
12,201,624	W	0.693%-7.500%, due 06/01/16-11/25/42	12,754,782	2.4
			15,777,786	3.0
		Government National Mortgage Association: 0.5%
2,352,466	W	1.625%-7.000%, due 04/20/28-10/20/60	2,427,624	0.5
		Total U.S. Government Agency Obligations (Cost $32,740,133)	32,950,051	6.3
ASSET-BACKED SECURITIES: 2.2%
		Automobile Asset-Backed Securities: 0.1%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,705	0.1
100,000	#	SMART Trust, 1.590%, 10/14/16	100,966	0.0
			351,671	0.1
		Credit Card Asset-Backed Securities: 0.2%
300,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	302,211	0.1
340,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	341,255	0.1
249,000		Other Securities	252,146	0.0
			895,612	0.2
		Home Equity Asset-Backed Securities: 0.0%
677,468		Other Securities	338,276	0.0
		Other Asset-Backed Securities: 1.9%
500,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	499,794	0.1
250,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	250,620	0.1
250,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	244,627	0.0
198,021	#	Ares VR CLO Ltd., 2.174%, 02/24/18	191,639	0.0

See Accompanying Notes to Financial Statements
41

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
500,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	$482,656	0.1
54,448	#	Atrium CDO Corp., 0.603%, 10/27/16	54,187	0.0
250,000	#	Atrium III, 6.373%, 10/27/16	238,269	0.1
113,175	#	Avalon Capital Ltd. 3, 0.544%, 02/24/19	112,530	0.0
500,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	476,189	0.1
500,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	491,257	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.042%, 06/20/17	243,239	0.1
147,457	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	146,720	0.0
200,000	#	Castle Garden Funding, 2.025%, 10/27/20	193,979	0.1
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	107,077	0.0
200,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	190,081	0.0
219,941	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	223,767	0.1
250,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	249,229	0.0
359,506	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	357,193	0.1
90,013	#	Galaxy CLO Ltd, 0.728%, 04/17/17	89,993	0.0
250,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	243,304	0.1
250,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	233,787	0.0
280,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	266,599	0.1
500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	492,498	0.1
250,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	243,887	0.0
Principal Amount†				Value	Percentage of Net Assets
	18,699	#	Landmark III CDO Ltd, 2.027%, 01/15/16	$18,701	0.0
	500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	482,974	0.1
	217,371	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	213,567	0.0
	225,000	#	Madison Park Funding I Ltd., 1.045%, 05/10/19	221,478	0.0
	330,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	329,936	0.1
	93,673	#	Sagamore CLO Ltd, 1.777%, 10/15/15	93,673	0.0
	300,000	#	Stanfield Bristol CLO Ltd, 0.725%, 10/15/19	292,086	0.1
	100,000	#	Stanfield Veyron CLO Ltd., 1.877%, 07/15/18	92,985	0.0
	600,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	576,518	0.1
	400,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	399,966	0.1
	747,299		Other Securities	730,521	0.1
				9,775,526	1.9
			Total Asset-Backed Securities (Cost $11,379,163)	11,361,085	2.2
U.S. TREASURY OBLIGATIONS: 4.2%
			Treasury Inflation Indexed Protected Securities: 0.5%
	937,998		0.125%, due 01/15/22	2,451,988	0.5
			U.S. Treasury Bonds: 1.0%
	2,363,000		3.125%, due 02/15/43	2,209,036	0.5
	2,841,000		1.750%-2.000%, due 02/15/22-05/15/23	2,695,755	0.5
				4,904,791	1.0
			U.S. Treasury Notes: 2.7%
	5,012,000		0.375%, due 06/30/15	5,013,369	0.9
	5,081,000		1.375%, due 06/30/18	5,076,437	1.0
	4,246,000		0.250%-1.875%, due 05/31/15-06/30/20	4,200,987	0.8
				14,290,793	2.7
			Total U.S. Treasury Obligations (Cost $21,829,431)	21,647,572	4.2
FOREIGN GOVERNMENT BONDS: 3.7%
EUR	360,000	#	Austria Government Bond, 3.200%, 02/20/17	509,841	0.1
	111,700	#,+	Belize Government International Bond, 5.000%, 02/20/38	65,903	0.0

See Accompanying Notes to Financial Statements
42

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
BRL	4,800,000	Z	Brazil Letras do Tesouro Nacional, 8.361%, 04/01/15	$1,815,631	0.4
BRL	2,171,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	961,061	0.2
	45,000		Brazilian Government International Bond, 2.625%, 01/05/23	39,263	0.0
	228,000		Federal Republic of Brazil, 5.625%, 01/07/41	228,000	0.0
DOP	10,300,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	295,908	0.1
	250,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	223,750	0.0
	20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,550	0.0
	200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	201,800	0.0
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	203,760	0.0
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	244,678	0.1
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	9,550	0.0
RUB	106,770,839		Other Securities (a)	14,666,887	2.8
			Total Foreign Government Bonds (Cost $20,516,473)	19,485,582	3.7
# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
			Options on Currencies: 0.0%
	5,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	$50,911	0.0
			Total Purchased Options (Cost $101,230)	50,911	0.0
			Total Long-Term Investments (Cost $478,428,523)	505,329,035	96.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc(1): 1.0%
1,290,299	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,290,323, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,316,105, due 07/15/13-05/01/51)	$1,290,299	0.2
1,290,299	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,290,314, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,316,105, due 12/01/17-06/01/43)	1,290,299	0.3
1,290,299	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,290,326, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,316,105, due 06/01/17-03/01/48)	1,290,299	0.2

See Accompanying Notes to Financial Statements
43

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Securities Lending Collateralcc(1) (continued)
	1,290,299		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,290,326, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,316,105, due 07/01/32-07/01/43)	$1,290,299	0.2
	271,636		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $271,638, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $277,076, due 01/15/25-02/15/43)	271,636	0.1
				5,432,832	1.0
			Foreign Government Bonds: 0.3%
MYR	1,100,000	Z	Bank Negara Malaysia Monetary Notes, 2.830%, 07/18/13	347,665	0.1
NGN	30,700,000	Z	Nigeria Government Bond, 11.500%, 10/10/13	181,795	0.1
NGN	97,400,000	Z	Nigeria Government Bond, 11.799%, 12/19/13	561,124	0.1
NGN	15,500,000	Z	Nigeria Government Bond, 12.000%, 10/17/13	91,684	0.0
NGN	18,000,000	Z	Nigeria Treasury Bill, 1.500%, 09/26/13	107,179	0.0
NGN	18,825,000	Z	Nigeria Treasury Bill, 10.160%, 10/24/13	112,152	0.0
				1,401,599	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
10,612,635	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,612,635)	$10,612,635	2.0
	Total Short-Term Investments (Cost $17,488,767)	17,447,066	3.3
	Total Investments in Securities (Cost $495,917,290)	$522,776,101	100.2
	Liabilities in Excess of Other Assets	(1,170,650)	(0.2)
	Net Assets	$521,605,451	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  The grouping contains securities in default.

BRL  Brazilian Real

DOP  Dominican Peso

EUR  EU Euro

GBP  British Pound

MYR  Malaysian Ringgit

NGN  Nigerian Naira

PLN  Polish Zloty

RUB  Russian Ruble

SEK  Swedish Krona

THB  Thai Baht

ZAR  South African Rand

  Cost for federal income tax purposes is $499,362,883.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,725,435
Gross Unrealized Depreciation	(15,312,217)
Net Unrealized Appreciation	$23,413,218

See Accompanying Notes to Financial Statements
44

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$35,286,601	$6,498,997	$—	$41,785,598
Consumer Staples	24,072,635	5,696,619	—	29,769,254
Energy	25,064,539	5,549,000	—	30,613,539
Financials	46,124,097	17,337,159	—	63,461,256
Health Care	29,871,287	6,057,382	—	35,928,669
Industrials	30,929,439	6,308,188	—	37,237,627
Information Technology	41,794,938	6,322,281	—	48,117,219
Materials	9,978,196	4,576,822	—	14,555,018
Telecommunication Services	4,324,205	4,067,927	—	8,392,132
Utilities	10,531,403	2,670,280	—	13,201,683
Total Common Stock	257,977,340	65,084,655	—	323,061,995
Exchange-Traded Funds	41,611,273	—	—	41,611,273
Preferred Stock	912,765	—	—	912,765
Rights	10	—	—	10
Purchased Options	—	50,911	—	50,911
Corporate Bonds/Notes	—	34,437,015	425,000	34,862,015
Collateralized Mortgage Obligations	—	19,275,085	110,691	19,385,776
Short-Term Investments	10,612,635	6,834,431	—	17,447,066
Asset-Backed Securities	—	11,361,085	—	11,361,085
Foreign Government Bonds	—	19,485,582	—	19,485,582
U.S. Government Agency Obligations	—	32,950,051	—	32,950,051
U.S. Treasury Obligations	—	21,647,572	—	21,647,572
Total Investments, at fair value	$311,114,023	$211,126,387	$535,691	$522,776,101
Other Financial Instruments+
Swaps	70,707	39,268	—	109,975
Futures	372,278	—	—	372,278
Forward Foreign Currency Contracts	—	3,003,085	—	3,003,085
Total Assets	$311,557,008	$214,168,740	$535,691	$526,261,439
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(733,754)	$—	$(733,754)
Futures	(593,333)	—	—	(593,333)
Written Options	—	(11,556)	—	(11,556)
Forward Foreign Currency Contracts	—	(3,423,390)	—	(3,423,390)
Total Liabilities	$(593,333)	$(4,168,700)	$—	$(4,762,033)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	64,560	Buy	07/12/13	$98,000	$98,187	$187
Barclays Bank PLC	Norwegian Krone	1,595,491	Buy	07/12/13	262,000	262,568	568
Barclays Bank PLC	British Pound	305,668	Buy	07/12/13	468,000	464,875	(3,125)
Barclays Bank PLC	British Pound	130,171	Buy	07/12/13	201,000	197,971	(3,029)

See Accompanying Notes to Financial Statements
45

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	81,979	Buy	07/12/13	$108,000	$106,711	$(1,289)
Barclays Bank PLC	Norwegian Krone	1,824,921	Buy	07/12/13	300,000	300,325	325
Barclays Bank PLC	New Zealand Dollar	426,138	Buy	07/12/13	330,000	329,992	(8)
Barclays Bank PLC	EU Euro	336,133	Buy	07/12/13	444,000	437,544	(6,456)
Barclays Bank PLC	New Zealand Dollar	208,444	Buy	07/12/13	161,000	161,414	414
Barclays Bank PLC	Canadian Dollar	603,794	Buy	07/12/13	588,000	573,973	(14,027)
Barclays Bank PLC	Brazilian Real	2,667,985	Buy	07/12/13	1,241,212	1,192,897	(48,315)
Barclays Bank PLC	Brazilian Real	11,261	Buy	07/12/13	5,239	5,035	(204)
Barclays Bank PLC	Swiss Franc	295,077	Buy	07/12/13	314,000	312,425	(1,575)
Barclays Bank PLC	Norwegian Krone	2,085,750	Buy	07/12/13	362,000	343,249	(18,751)
Barclays Bank PLC	Japanese Yen	64,051,375	Buy	07/12/13	655,958	645,834	(10,124)
Barclays Bank PLC	Norwegian Krone	3,464,255	Buy	07/12/13	599,000	570,108	(28,892)
Barclays Bank PLC	British Pound	823,338	Buy	07/12/13	1,260,000	1,252,175	(7,825)
Barclays Bank PLC	Australian Dollar	412,715	Buy	07/12/13	395,000	377,163	(17,837)
Barclays Bank PLC	New Zealand Dollar	328,710	Buy	07/12/13	261,000	254,546	(6,454)
Barclays Bank PLC	British Pound	422,439	Buy	07/12/13	640,000	642,467	2,467
Barclays Bank PLC	British Pound	192,263	Buy	07/12/13	293,000	292,404	(596)
Barclays Bank PLC	British Pound	269,664	Buy	07/12/13	409,000	410,119	1,119
Barclays Bank PLC	Canadian Dollar	353,144	Buy	07/12/13	347,000	335,702	(11,298)
Barclays Bank PLC	EU Euro	111,554	Buy	07/12/13	144,000	145,210	1,210
Barclays Bank PLC	Swiss Franc	527,871	Buy	07/12/13	545,000	558,905	13,905
Barclays Bank PLC	New Zealand Dollar	45,197	Buy	07/12/13	37,000	35,000	(2,000)
Barclays Bank PLC	EU Euro	311,323	Buy	07/12/13	404,000	405,249	1,249
Barclays Bank PLC	Australian Dollar	532,751	Buy	07/12/13	539,000	486,859	(52,141)
Barclays Bank PLC	New Zealand Dollar	456,305	Buy	07/12/13	382,000	353,353	(28,647)
Barclays Bank PLC	Russian Ruble	5,458,733	Buy	08/23/13	167,192	164,540	(2,652)
Barclays Bank PLC	South African Rand	3,056,209	Buy	08/23/13	303,916	306,769	2,853
Barclays Bank PLC	Australian Dollar	532,156	Buy	07/12/13	539,000	486,315	(52,685)
Barclays Bank PLC	Russian Ruble	49,840,077	Buy	08/23/13	1,526,519	1,502,307	(24,212)
Barclays Bank PLC	South African Rand	2,387,391	Buy	08/23/13	237,408	239,637	2,229
Barclays Bank PLC	South African Rand	1,669,352	Buy	08/23/13	165,012	167,563	2,551
Barclays Bank PLC	EU Euro	190,477	Buy	07/12/13	252,000	247,943	(4,057)
Barclays Bank PLC	Japanese Yen	52,527,437	Buy	07/12/13	539,000	529,637	(9,363)
Barclays Bank PLC	Turkish Lira	1,823,291	Buy	08/23/13	951,183	937,405	(13,778)
Barclays Bank PLC	Mexican Peso	3,706	Buy	08/23/13	290	285	(5)
Barclays Bank PLC	British Pound	324,944	Buy	07/12/13	503,000	494,191	(8,809)
Barclays Bank PLC	Indian Rupee	8,623,971	Buy	08/23/13	150,460	143,754	(6,706)
Barclays Bank PLC	Mexican Peso	22,127	Buy	08/23/13	1,730	1,699	(31)
Barclays Bank PLC	Romanian New Leu	2,056,850	Buy	08/23/13	597,459	596,081	(1,378)
Barclays Bank PLC	New Zealand Dollar	738,988	Buy	07/12/13	627,000	572,256	(54,744)
Barclays Bank PLC	Mexican Peso	3,090,963	Buy	08/23/13	241,437	237,398	(4,039)
Barclays Bank PLC	Mexican Peso	15,473,936	Buy	08/23/13	1,208,680	1,188,462	(20,218)
Barclays Bank PLC	Canadian Dollar	3,359,087	Buy	07/12/13	3,322,901	3,193,181	(129,720)
Barclays Bank PLC	Canadian Dollar	349,540	Buy	07/12/13	345,000	332,276	(12,724)
Barclays Bank PLC	British Pound	717,986	Buy	07/12/13	1,104,523	1,091,950	(12,573)
Barclays Bank PLC	Canadian Dollar	17,296	Buy	07/12/13	17,000	16,442	(558)
Barclays Bank PLC	Colombian Peso	987,543,000	Buy	07/12/13	537,000	513,340	(23,660)
Citigroup, Inc.	Japanese Yen	7,314,000	Buy	07/12/13	75,000	73,748	(1,252)
Citigroup, Inc.	Swedish Krona	564,142	Buy	07/12/13	84,000	84,103	103
Citigroup, Inc.	EU Euro	1,329,854	Buy	07/12/13	1,741,811	1,731,070	(10,741)
Citigroup, Inc.	Swedish Krona	2,171,728	Buy	07/12/13	323,000	323,766	766
Citigroup, Inc.	EU Euro	423,394	Buy	07/12/13	555,000	551,131	(3,869)
Citigroup, Inc.	Japanese Yen	26,016,157	Buy	07/12/13	266,000	262,323	(3,677)
Citigroup, Inc.	EU Euro	398,324	Buy	07/12/13	524,000	518,498	(5,502)
Citigroup, Inc.	Norwegian Krone	1,819,856	Buy	07/12/13	300,000	299,491	(509)
Citigroup, Inc.	Swedish Krona	1,441,197	Buy	07/12/13	216,000	214,856	(1,144)
Citigroup, Inc.	Norwegian Krone	2,404,574	Buy	07/12/13	401,000	395,718	(5,282)
Citigroup, Inc.	Japanese Yen	66,828,946	Buy	07/12/13	696,000	673,841	(22,159)
Citigroup, Inc.	Norwegian Krone	2,228,516	Buy	07/12/13	389,000	366,744	(22,256)
Citigroup, Inc.	New Zealand Dollar	285,159	Buy	07/12/13	228,000	220,821	(7,179)
Citigroup, Inc.	Australian Dollar	598,469	Buy	07/12/13	570,000	546,916	(23,084)
Citigroup, Inc.	New Zealand Dollar	196,724	Buy	07/12/13	157,000	152,339	(4,661)
Citigroup, Inc.	Japanese Yen	24,065,780	Buy	07/12/13	251,000	242,657	(8,343)
Citigroup, Inc.	Canadian Dollar	772,152	Buy	07/12/13	756,000	734,015	(21,985)
Citigroup, Inc.	EU Euro	91,838	Buy	07/12/13	121,246	119,546	(1,700)
Citigroup, Inc.	British Pound	31,592	Buy	07/12/13	49,018	48,047	(971)
Citigroup, Inc.	New Zealand Dollar	505,857	Buy	07/12/13	399,000	391,725	(7,275)
Citigroup, Inc.	British Pound	354,680	Buy	07/12/13	554,000	539,416	(14,584)
Citigroup, Inc.	British Pound	183,797	Buy	07/12/13	283,000	279,528	(3,472)
Citigroup, Inc.	EU Euro	476,210	Buy	07/12/13	623,000	619,882	(3,118)
Citigroup, Inc.	British Pound	68,659	Buy	07/12/13	105,000	104,421	(579)

See Accompanying Notes to Financial Statements
46

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Japanese Yen	14,526,202	Buy	07/12/13	$145,000	$146,469	$1,469
Citigroup, Inc.	Brazilian Real	1,390,386	Buy	07/12/13	646,000	621,663	(24,337)
Citigroup, Inc.	British Pound	816,217	Buy	07/12/13	1,245,000	1,241,344	(3,656)
Citigroup, Inc.	EU Euro	178,219	Buy	07/12/13	231,000	231,988	988
Citigroup, Inc.	EU Euro	201,666	Buy	07/12/13	262,000	262,508	508
Citigroup, Inc.	Norwegian Krone	7,447,521	Buy	07/12/13	1,265,000	1,225,629	(39,371)
Citigroup, Inc.	EU Euro	332,334	Buy	07/12/13	433,000	432,599	(401)
Citigroup, Inc.	British Pound	574,201	Buy	07/12/13	868,000	873,275	5,275
Citigroup, Inc.	Australian Dollar	24,269	Buy	07/12/13	23,403	22,179	(1,224)
Citigroup, Inc.	British Pound	378,306	Buy	07/12/13	569,000	575,347	6,347
Citigroup, Inc.	Canadian Dollar	37,176	Buy	07/12/13	36,000	35,339	(661)
Citigroup, Inc.	British Pound	646,665	Buy	07/12/13	978,000	983,482	5,482
Citigroup, Inc.	EU Euro	81,871	Buy	07/12/13	106,000	106,571	571
Citigroup, Inc.	British Pound	318,316	Buy	07/12/13	481,000	484,111	3,111
Citigroup, Inc.	Norwegian Krone	1,872,417	Buy	07/12/13	321,000	308,141	(12,859)
Citigroup, Inc.	EU Euro	421,683	Buy	07/12/13	542,000	548,905	6,905
Citigroup, Inc.	South African Rand	1,562,935	Buy	08/23/13	155,279	156,881	1,602
Citigroup, Inc.	New Zealand Dollar	73,583	Buy	07/12/13	60,000	56,981	(3,019)
Citigroup, Inc.	South African Rand	978,191	Buy	08/23/13	97,184	98,187	1,003
Citigroup, Inc.	British Pound	36,154	Buy	07/12/13	55,000	54,985	(15)
Citigroup, Inc.	Australian Dollar	548,861	Buy	07/12/13	542,000	501,581	(40,419)
Citigroup, Inc.	Canadian Dollar	690,904	Buy	07/12/13	687,000	656,780	(30,220)
Citigroup, Inc.	EU Euro	306,832	Buy	07/12/13	404,000	399,403	(4,597)
Citigroup, Inc.	British Pound	506,653	Buy	07/12/13	786,879	770,542	(16,337)
Citigroup, Inc.	Mexican Peso	3,513,722	Buy	08/23/13	267,000	269,868	2,868
Citigroup, Inc.	Mexican Peso	3,511,156	Buy	08/23/13	267,000	269,671	2,671
Citigroup, Inc.	Mexican Peso	3,531,017	Buy	08/23/13	272,000	271,197	(803)
Citigroup, Inc.	South African Rand	2,473,652	Buy	08/23/13	247,000	248,295	1,295
Citigroup, Inc.	Brazilian Real	22,305	Buy	07/12/13	11,000	9,973	(1,027)
Citigroup, Inc.	Chilean Peso	218,598,750	Buy	07/12/13	459,000	429,487	(29,513)
Citigroup, Inc.	British Pound	156,181	Buy	07/12/13	243,000	237,528	(5,472)
Citigroup, Inc.	Mexican Peso	3,485,433	Buy	08/23/13	269,000	267,696	(1,304)
Citigroup, Inc.	Mexican Peso	3,474,804	Buy	08/23/13	269,000	266,879	(2,121)
Citigroup, Inc.	Japanese Yen	95,342,265	Buy	07/12/13	979,000	961,342	(17,658)
Citigroup, Inc.	Singapore Dollar	341,155	Buy	08/23/13	271,000	269,179	(1,821)
Citigroup, Inc.	Canadian Dollar	105,331	Buy	07/12/13	104,000	100,128	(3,872)
Citigroup, Inc.	Mexican Peso	3,512,420	Buy	08/23/13	271,000	269,768	(1,232)
Citigroup, Inc.	Singapore Dollar	341,676	Buy	08/23/13	271,000	269,590	(1,410)
Citigroup, Inc.	EU Euro	585,151	Buy	07/12/13	763,000	761,690	(1,310)
Citigroup, Inc.	Hong Kong Sar Dollar	2,030,107	Buy	08/23/13	261,613	261,799	186
Citigroup, Inc.	Israeli New Shekel	306,231	Buy	08/23/13	84,487	84,086	(401)
Citigroup, Inc.	Malaysian Ringgit	844,707	Buy	08/23/13	271,000	266,405	(4,595)
Citigroup, Inc.	Polish Zloty	5,460,017	Buy	08/23/13	1,666,580	1,637,708	(28,872)
Citigroup, Inc.	Singapore Dollar	22,630	Buy	08/23/13	18,145	17,856	(289)
Citigroup, Inc.	South African Rand	2,717,742	Buy	08/23/13	271,000	272,796	1,796
Citigroup, Inc.	Australian Dollar	553,945	Buy	07/12/13	568,000	506,227	(61,773)
Citigroup, Inc.	Czech Koruna	2,667,264	Buy	08/23/13	134,785	133,494	(1,291)
Citigroup, Inc.	Mexican Peso	3,480,020	Buy	08/23/13	270,000	267,280	(2,720)
Citigroup, Inc.	Mexican Peso	3,481,289	Buy	08/23/13	270,000	267,377	(2,623)
Citigroup, Inc.	Russian Ruble	8,792,944	Buy	08/23/13	272,000	265,042	(6,958)
Citigroup, Inc.	Australian Dollar	362,788	Buy	07/12/13	371,000	331,537	(39,463)
Citigroup, Inc.	EU Euro	486,933	Buy	07/12/13	635,590	633,840	(1,750)
Citigroup, Inc.	Australian Dollar	153,534	Buy	07/12/13	157,000	140,308	(16,692)
Citigroup, Inc.	Hungarian Forint	677,941	Buy	09/09/13	3,022	2,971	(51)
Citigroup, Inc.	Australian Dollar	1,048,150	Buy	07/12/13	1,093,000	957,860	(135,140)
Citigroup, Inc.	Canadian Dollar	212,156	Buy	07/12/13	209,000	201,677	(7,323)
Citigroup, Inc.	Hungarian Forint	60,371,245	Buy	09/20/13	262,000	264,284	2,284
Citigroup, Inc.	Australian Dollar	1,100,398	Buy	07/12/13	1,156,072	1,005,607	(150,465)
Citigroup, Inc.	EU Euro	2,650,202	Buy	07/12/13	3,481,968	3,449,766	(32,202)
Citigroup, Inc.	Norwegian Krone	583,356	Buy	07/12/13	102,000	96,002	(5,998)
Citigroup, Inc.	New Zealand Dollar	1,365,231	Buy	07/12/13	1,174,849	1,057,205	(117,644)
Citigroup, Inc.	New Zealand Dollar	1,628,985	Buy	07/12/13	1,398,000	1,261,451	(136,549)
Citigroup, Inc.	Swedish Krona	8,965,886	Buy	07/12/13	1,412,604	1,336,652	(75,952)
Citigroup, Inc.	Swedish Krona	184,322	Buy	07/12/13	29,000	27,479	(1,521)
Citigroup, Inc.	Hungarian Forint	62,055,071	Buy	09/20/13	271,000	271,656	656
Citigroup, Inc.	Philippine Peso	27,720,105	Buy	07/12/13	681,000	641,578	(39,422)
Citigroup, Inc.	Hungarian Forint	62,056,615	Buy	09/20/13	271,000	271,662	662
Citigroup, Inc.	Chinese Yuan	1,871,168	Buy	08/09/13	297,000	303,829	6,829
Citigroup, Inc.	Chinese Yuan	1,524,721	Buy	08/09/13	242,000	247,575	5,575
Citigroup, Inc.	Chinese Yuan	3,345,566	Buy	08/09/13	531,000	543,232	12,232
Credit Suisse Group AG	Swiss Franc	528,271	Buy	07/12/13	545,000	559,329	14,329

See Accompanying Notes to Financial Statements
47

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	South African Rand	5,569,625	Buy	08/23/13	$550,831	$559,056	$8,225
Credit Suisse Group AG	South Korean Won	133,519,360	Buy	08/23/13	118,000	116,603	(1,397)
Credit Suisse Group AG	Mexican Peso	8,740,828	Buy	08/23/13	678,000	671,332	(6,668)
Credit Suisse Group AG	Hungarian Forint	3,440,639	Buy	09/20/13	15,026	15,062	36
Credit Suisse Group AG	Swiss Franc	323,746	Buy	07/12/13	349,054	342,780	(6,274)
Credit Suisse Group AG	Japanese Yen	4,564,780	Buy	07/12/13	45,876	46,027	151
Credit Suisse Group AG	Norwegian Krone	10,182,105	Buy	07/12/13	1,780,054	1,675,656	(104,398)
Credit Suisse Group AG	Swedish Krona	19,229	Buy	07/12/13	3,000	2,867	(133)
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Buy	01/14/14	213,000	215,503	2,503
Deutsche Bank AG	Indian Rupee	15,384,240	Buy	08/23/13	276,000	256,442	(19,558)
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Buy	01/14/14	521,000	527,122	6,122
Deutsche Bank AG	Australian Dollar	196,618	Buy	07/12/13	182,000	179,680	(2,320)
Deutsche Bank AG	Australian Dollar	240,656	Buy	07/12/13	221,000	219,925	(1,075)
Deutsche Bank AG	Swedish Krona	2,550,433	Buy	07/12/13	389,000	380,224	(8,776)
Deutsche Bank AG	EU Euro	58,523	Buy	07/12/13	78,000	76,179	(1,821)
Deutsche Bank AG	Japanese Yen	8,957,949	Buy	07/12/13	95,000	90,324	(4,676)
Deutsche Bank AG	British Pound	166,489	Buy	07/12/13	261,000	253,205	(7,795)
Deutsche Bank AG	New Zealand Dollar	882,332	Buy	07/12/13	703,000	683,259	(19,741)
Deutsche Bank AG	Norwegian Krone	2,198,872	Buy	07/12/13	380,000	361,866	(18,134)
Deutsche Bank AG	Swedish Krona	2,351,108	Buy	07/12/13	357,000	350,508	(6,492)
Deutsche Bank AG	Japanese Yen	14,512,920	Buy	07/12/13	145,000	146,335	1,335
Deutsche Bank AG	Swedish Krona	2,291,616	Buy	07/12/13	345,000	341,639	(3,361)
Deutsche Bank AG	Philippine Peso	11,539,710	Buy	07/12/13	273,000	267,085	(5,915)
Deutsche Bank AG	Philippine Peso	11,547,900	Buy	07/12/13	273,000	267,274	(5,726)
Deutsche Bank AG	EU Euro	469,997	Buy	07/12/13	608,000	611,794	3,794
Deutsche Bank AG	EU Euro	1,029,483	Buy	07/12/13	1,322,000	1,340,077	18,077
Deutsche Bank AG	Swiss Franc	528,432	Buy	07/12/13	545,000	559,499	14,499
Deutsche Bank AG	Japanese Yen	43,265,935	Buy	07/12/13	424,000	436,253	12,253
Deutsche Bank AG	Norwegian Krone	1,270,775	Buy	07/12/13	218,000	209,130	(8,870)
Deutsche Bank AG	EU Euro	440,298	Buy	07/12/13	567,000	573,136	6,136
Deutsche Bank AG	Japanese Yen	22,603,173	Buy	07/12/13	221,000	227,909	6,909
Deutsche Bank AG	Brazilian Real	1,084,389	Buy	07/12/13	533,000	484,847	(48,153)
Deutsche Bank AG	Australian Dollar	272,451	Buy	07/12/13	270,000	248,982	(21,018)
Deutsche Bank AG	Australian Dollar	273,676	Buy	07/12/13	273,000	250,101	(22,899)
Deutsche Bank AG	EU Euro	252,382	Buy	07/12/13	330,000	328,525	(1,475)
Deutsche Bank AG	British Pound	56,927	Buy	07/12/13	88,000	86,578	(1,422)
Deutsche Bank AG	Australian Dollar	218,997	Buy	07/12/13	222,000	200,132	(21,868)
Deutsche Bank AG	Australian Dollar	169,495	Buy	07/12/13	174,000	154,894	(19,106)
Deutsche Bank AG	Philippine Peso	26,528,850	Buy	07/12/13	645,000	614,006	(30,994)
Deutsche Bank AG	Japanese Yen	12,570,328	Buy	07/12/13	129,000	126,747	(2,253)
Deutsche Bank AG	Mexican Peso	3,503,658	Buy	08/23/13	271,000	269,095	(1,905)
Deutsche Bank AG	Peruvian Nuevo Sol	199,688	Buy	08/23/13	72,168	71,444	(724)
Deutsche Bank AG	Japanese Yen	28,632,956	Buy	07/12/13	293,000	288,708	(4,292)
Deutsche Bank AG	South Korean Won	272,254,195	Buy	08/23/13	242,305	237,761	(4,544)
Deutsche Bank AG	South African Rand	2,743,183	Buy	08/23/13	271,000	275,349	4,349
Deutsche Bank AG	South African Rand	2,712,937	Buy	08/23/13	271,000	272,313	1,313
Deutsche Bank AG	South African Rand	2,443,321	Buy	08/23/13	249,000	245,251	(3,749)
Deutsche Bank AG	Indian Rupee	15,569,280	Buy	08/23/13	272,000	259,526	(12,474)
Deutsche Bank AG	Peruvian Nuevo Sol	1,176,533	Buy	08/23/13	429,000	420,936	(8,064)
Deutsche Bank AG	Russian Ruble	8,803,280	Buy	08/23/13	272,000	265,353	(6,647)
Deutsche Bank AG	New Zealand Dollar	262,344	Buy	07/12/13	220,000	203,154	(16,846)
Deutsche Bank AG	Japanese Yen	33,041,055	Buy	07/12/13	338,000	333,155	(4,845)
Deutsche Bank AG	Hungarian Forint	60,412,798	Buy	09/20/13	262,000	264,466	2,466
Deutsche Bank AG	Hungarian Forint	61,945,397	Buy	09/20/13	271,000	271,176	176
Deutsche Bank AG	Hungarian Forint	6,470,155	Buy	09/20/13	28,342	28,324	(18)
Deutsche Bank AG	Hungarian Forint	62,038,323	Buy	09/20/13	271,000	271,582	582
Deutsche Bank AG	Philippine Peso	26,705,216	Buy	07/12/13	655,343	618,088	(37,255)
Deutsche Bank AG	Philippine Peso	68,456,747	Buy	07/12/13	1,679,920	1,584,421	(95,499)
Deutsche Bank AG	Colombian Peso	429,507,000	Buy	07/12/13	234,000	223,264	(10,736)
Deutsche Bank AG	Colombian Peso	1,055,412,500	Buy	07/12/13	575,000	548,619	(26,381)
Deutsche Bank AG	Colombian Peso	247,380,855	Buy	07/12/13	136,134	128,593	(7,541)
Deutsche Bank AG	Chinese Yuan	1,586,844	Buy	08/09/13	252,000	257,662	5,662
Deutsche Bank AG	Chinese Yuan	3,268,143	Buy	08/09/13	519,000	530,661	11,661
Goldman Sachs & Co.	Norwegian Krone	1,595,994	Buy	07/12/13	262,000	262,651	651
Goldman Sachs & Co.	EU Euro	412,826	Buy	07/12/13	542,000	537,376	(4,624)
Goldman Sachs & Co.	Canadian Dollar	616,818	Buy	07/12/13	600,000	586,353	(13,647)
Goldman Sachs & Co.	British Pound	356,798	Buy	07/12/13	550,000	542,636	(7,364)
Goldman Sachs & Co.	Australian Dollar	57,236	Buy	07/12/13	55,000	52,305	(2,695)
Goldman Sachs & Co.	EU Euro	423,965	Buy	07/12/13	545,000	551,874	6,874
Goldman Sachs & Co.	Japanese Yen	21,966,669	Buy	07/12/13	213,000	221,491	8,491
Goldman Sachs & Co.	Colombian Peso	984,984,000	Buy	07/12/13	533,000	512,009	(20,991)
Goldman Sachs & Co.	EU Euro	278,056	Buy	07/12/13	360,000	361,945	1,945

See Accompanying Notes to Financial Statements
48

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Australian Dollar	148,096	Buy	07/12/13	$150,000	$135,338	$(14,662)
Goldman Sachs & Co.	South African Rand	1,617,207	Buy	08/23/13	162,204	162,329	125
Goldman Sachs & Co.	South African Rand	1,430,920	Buy	08/23/13	143,520	143,630	110
Goldman Sachs & Co.	Japanese Yen	19,664,094	Buy	07/12/13	202,000	198,274	(3,726)
Goldman Sachs & Co.	Norwegian Krone	2,831,733	Buy	07/12/13	486,000	466,015	(19,985)
Goldman Sachs & Co.	Swedish Krona	1,652,108	Buy	07/12/13	250,000	246,300	(3,700)
Goldman Sachs & Co.	Norwegian Krone	1,414,005	Buy	07/12/13	239,000	232,701	(6,299)
Goldman Sachs & Co.	Norwegian Krone	1,333,190	Buy	07/12/13	227,000	219,401	(7,599)
Goldman Sachs & Co.	Australian Dollar	534,278	Buy	07/12/13	558,000	488,254	(69,746)
Goldman Sachs & Co.	EU Euro	193,829	Buy	07/12/13	254,000	252,307	(1,693)
Goldman Sachs & Co.	Chilean Peso	299,548,553	Buy	07/12/13	629,634	588,531	(41,103)
Goldman Sachs & Co.	Japanese Yen	6,492,376	Buy	07/12/13	65,000	65,463	463
HSBC	Japanese Yen	11,211,788	Buy	07/12/13	111,000	113,049	2,049
HSBC	EU Euro	599,531	Buy	07/12/13	779,000	780,408	1,408
JPMorgan Chase & Co.	Norwegian Krone	1,594,220	Buy	07/12/13	262,000	262,359	359
JPMorgan Chase & Co.	British Pound	51,811	Buy	07/12/13	79,000	78,797	(203)
JPMorgan Chase & Co.	EU Euro	76,719	Buy	07/12/13	100,000	99,865	(135)
JPMorgan Chase & Co.	Canadian Dollar	244,035	Buy	07/12/13	232,000	231,982	(18)
JPMorgan Chase & Co.	EU Euro	445,773	Buy	07/12/13	583,778	580,262	(3,516)
JPMorgan Chase & Co.	Norwegian Krone	5,304,376	Buy	07/12/13	869,000	872,934	3,934
JPMorgan Chase & Co.	New Zealand Dollar	214,650	Buy	07/12/13	166,000	166,220	220
JPMorgan Chase & Co.	Swiss Franc	24,228	Buy	07/12/13	26,000	25,652	(348)
JPMorgan Chase & Co.	EU Euro	336,077	Buy	07/12/13	444,000	437,471	(6,529)
JPMorgan Chase & Co.	Swiss Franc	283,063	Buy	07/12/13	307,000	299,705	(7,295)
JPMorgan Chase & Co.	Colombian Peso	1,267,086,000	Buy	07/12/13	669,000	658,650	(10,350)
JPMorgan Chase & Co.	Brazilian Real	3,807,340	Buy	07/12/13	1,767,567	1,702,320	(65,247)
JPMorgan Chase & Co.	Brazilian Real	1,290	Buy	07/12/13	599	577	(22)
JPMorgan Chase & Co.	Philippine Peso	12,216,960	Buy	07/12/13	288,000	282,760	(5,240)
JPMorgan Chase & Co.	Philippine Peso	12,196,800	Buy	07/12/13	288,000	282,293	(5,707)
JPMorgan Chase & Co.	British Pound	454,115	Buy	07/12/13	685,535	690,641	5,106
JPMorgan Chase & Co.	Turkish Lira	132,550	Buy	08/23/13	68,000	68,148	148
JPMorgan Chase & Co.	Mexican Peso	3,530,125	Buy	08/23/13	272,000	271,128	(872)
JPMorgan Chase & Co.	British Pound	345,896	Buy	07/12/13	539,000	526,057	(12,943)
JPMorgan Chase & Co.	Mexican Peso	3,481,264	Buy	08/23/13	269,000	267,375	(1,625)
JPMorgan Chase & Co.	Mexican Peso	3,507,499	Buy	08/23/13	271,000	269,390	(1,610)
JPMorgan Chase & Co.	New Zealand Dollar	343,396	Buy	07/12/13	293,000	265,918	(27,082)
JPMorgan Chase & Co.	Australian Dollar	73,797	Buy	07/12/13	76,000	67,440	(8,560)
JPMorgan Chase & Co.	Indonesian Rupiah	4,168,680,000	Buy	08/23/13	399,797	417,423	17,626
JPMorgan Chase & Co.	Japanese Yen	25,081,242	Buy	07/12/13	256,000	252,896	(3,104)
JPMorgan Chase & Co.	Russian Ruble	30,155,090	Buy	08/23/13	923,148	908,951	(14,197)
JPMorgan Chase & Co.	Indonesian Rupiah	4,168,680,000	Buy	08/23/13	411,925	417,423	5,498
JPMorgan Chase & Co.	Malaysian Ringgit	845,385	Buy	08/23/13	271,000	266,619	(4,381)
JPMorgan Chase & Co.	Russian Ruble	151,008	Buy	08/23/13	4,623	4,552	(71)
JPMorgan Chase & Co.	Malaysian Ringgit	836,325	Buy	08/23/13	270,000	263,762	(6,238)
JPMorgan Chase & Co.	Malaysian Ringgit	843,880	Buy	08/23/13	272,000	266,145	(5,855)
JPMorgan Chase & Co.	Malaysian Ringgit	842,656	Buy	08/23/13	272,000	265,759	(6,241)
JPMorgan Chase & Co.	Russian Ruble	8,803,280	Buy	08/23/13	272,000	265,353	(6,647)
JPMorgan Chase & Co.	Swedish Krona	3,653,580	Buy	07/12/13	558,000	544,683	(13,317)
JPMorgan Chase & Co.	Australian Dollar	184,879	Buy	07/12/13	189,000	168,953	(20,047)
JPMorgan Chase & Co.	Norwegian Krone	3,176,042	Buy	07/12/13	545,000	522,677	(22,323)
JPMorgan Chase & Co.	British Pound	562,653	Buy	07/12/13	861,000	855,711	(5,289)
JPMorgan Chase & Co.	Japanese Yen	10,684,159	Buy	07/12/13	108,000	107,729	(271)
JPMorgan Chase & Co.	Danish Krone	849,772	Buy	07/12/13	149,858	148,315	(1,543)
JPMorgan Chase & Co.	Australian Dollar	221,614	Buy	07/12/13	232,000	202,524	(29,476)
JPMorgan Chase & Co.	British Pound	203,760	Buy	07/12/13	312,000	309,889	(2,111)
JPMorgan Chase & Co.	Taiwan New Dollar	4,544,479	Buy	07/12/13	153,868	151,641	(2,227)
UBS Warburg LLC	British Pound	38,231	Buy	07/12/13	58,000	58,144	144
UBS Warburg LLC	Japanese Yen	106,275,187	Buy	07/12/13	1,088,000	1,071,579	(16,421)
UBS Warburg LLC	Swedish Krona	2,201,672	Buy	07/12/13	336,000	328,230	(7,770)
UBS Warburg LLC	Japanese Yen	43,811,057	Buy	07/12/13	441,000	441,750	750
UBS Warburg LLC	Norwegian Krone	1,161,116	Buy	07/12/13	199,000	191,083	(7,917)
UBS Warburg LLC	EU Euro	972,543	Buy	07/12/13	1,272,000	1,265,959	(6,041)
UBS Warburg LLC	EU Euro	149,981	Buy	07/12/13	196,000	195,230	(770)
							$(2,856,691)
Barclays Bank PLC	British Pound	172,381	Sell	07/12/13	262,000	262,166	(166)
Barclays Bank PLC	Norwegian Krone	568,481	Sell	07/12/13	94,000	93,554	446
Barclays Bank PLC	Philippine Peso	3,381,534	Sell	07/12/13	78,000	78,265	(265)
HSBC	Australian Dollar	196,577	Sell	07/12/13	182,000	179,643	2,357
Barclays Bank PLC	Brazilian Real	157,745	Sell	07/12/13	70,000	70,530	(530)
Barclays Bank PLC	Australian Dollar	633,245	Sell	07/12/13	588,000	578,696	9,304

See Accompanying Notes to Financial Statements
49

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	140,122	Sell	07/12/13	$220,000	$213,105	$6,895
Barclays Bank PLC	Colombian Peso	1,116,512,000	Sell	07/12/13	592,000	580,380	11,620
Barclays Bank PLC	Swiss Franc	488,398	Sell	07/12/13	531,000	517,111	13,889
Barclays Bank PLC	Swiss Franc	249,176	Sell	07/12/13	268,000	263,825	4,175
Barclays Bank PLC	Swiss Franc	247,835	Sell	07/12/13	268,000	262,405	5,595
Barclays Bank PLC	British Pound	199,103	Sell	07/12/13	310,000	302,806	7,194
Barclays Bank PLC	Swiss Franc	222,469	Sell	07/12/13	238,000	235,549	2,451
Barclays Bank PLC	Chilean Peso	493,545,000	Sell	07/12/13	975,000	969,681	5,319
Barclays Bank PLC	British Pound	278,885	Sell	07/12/13	423,000	424,143	(1,143)
Barclays Bank PLC	New Zealand Dollar	595,835	Sell	07/12/13	481,000	461,402	19,598
Barclays Bank PLC	EU Euro	115,257	Sell	07/12/13	149,000	150,030	(1,030)
Barclays Bank PLC	Swiss Franc	512,071	Sell	07/12/13	532,000	542,177	(10,177)
Barclays Bank PLC	Japanese Yen	27,140,219	Sell	07/12/13	266,000	273,657	(7,657)
Barclays Bank PLC	Swiss Franc	262,366	Sell	07/12/13	272,000	277,791	(5,791)
Barclays Bank PLC	Thai Baht	10,745,025	Sell	08/23/13	345,000	345,459	(459)
Barclays Bank PLC	Swiss Franc	519,890	Sell	07/12/13	544,000	550,455	(6,455)
Barclays Bank PLC	Australian Dollar	529,568	Sell	07/12/13	539,000	483,950	55,050
Barclays Bank PLC	Australian Dollar	536,516	Sell	07/12/13	539,000	490,299	48,701
Barclays Bank PLC	Mexican Peso	3,482,478	Sell	08/23/13	271,000	267,469	3,531
Barclays Bank PLC	Thai Baht	8,248,231	Sell	08/23/13	264,791	265,186	(395)
Barclays Bank PLC	Swedish Krona	2,231,768	Sell	07/12/13	341,000	332,717	8,283
Barclays Bank PLC	South African Rand	2,727,360	Sell	08/23/13	271,000	273,761	(2,761)
Barclays Bank PLC	EU Euro	290,288	Sell	07/12/13	378,000	377,867	133
Barclays Bank PLC	British Pound	713,619	Sell	07/12/13	1,087,000	1,085,308	1,692
Citigroup, Inc.	EU Euro	931,576	Sell	07/12/13	1,211,649	1,212,631	(982)
Citigroup, Inc.	Norwegian Krone	603,526	Sell	07/12/13	99,000	99,322	(322)
Citigroup, Inc.	Swedish Krona	1,041,785	Sell	07/12/13	155,000	155,311	(311)
Citigroup, Inc.	Norwegian Krone	1,001,732	Sell	07/12/13	164,000	164,854	(854)
Citigroup, Inc.	Japanese Yen	19,149,298	Sell	07/12/13	196,000	193,084	2,916
Citigroup, Inc.	EU Euro	170,327	Sell	07/12/13	223,000	221,715	1,285
Citigroup, Inc.	EU Euro	400,073	Sell	07/12/13	524,000	520,774	3,226
Citigroup, Inc.	Norwegian Krone	2,415,900	Sell	07/12/13	392,000	397,582	(5,582)
Citigroup, Inc.	New Zealand Dollar	213,200	Sell	07/12/13	165,000	165,097	(97)
Citigroup, Inc.	Japanese Yen	16,110,287	Sell	07/12/13	165,000	162,441	2,559
Citigroup, Inc.	EU Euro	460,433	Sell	07/12/13	605,000	599,345	5,655
Citigroup, Inc.	British Pound	114,730	Sell	07/12/13	177,000	174,487	2,513
Citigroup, Inc.	Canadian Dollar	440,292	Sell	07/12/13	421,000	418,546	2,454
Citigroup, Inc.	British Pound	65,919	Sell	07/12/13	102,000	100,253	1,747
Citigroup, Inc.	British Pound	178,734	Sell	07/12/13	277,000	271,828	5,172
Citigroup, Inc.	Australian Dollar	605,495	Sell	07/12/13	572,000	553,336	18,664
Citigroup, Inc.	Swedish Krona	763	Sell	07/12/13	118	113	5
Citigroup, Inc.	British Pound	157,831	Sell	07/12/13	247,000	240,037	6,963
Citigroup, Inc.	EU Euro	258,000	Sell	07/12/13	346,000	335,838	10,162
Citigroup, Inc.	Japanese Yen	56,892,540	Sell	07/12/13	600,000	573,651	26,349
Citigroup, Inc.	New Zealand Dollar	165,340	Sell	07/12/13	133,000	128,036	4,964
Citigroup, Inc.	Australian Dollar	266,906	Sell	07/12/13	253,000	243,914	9,086
Citigroup, Inc.	British Pound	146,815	Sell	07/12/13	230,000	223,284	6,716
Citigroup, Inc.	Australian Dollar	458,389	Sell	07/12/13	433,000	418,902	14,098
Citigroup, Inc.	Brazilian Real	581,431	Sell	07/12/13	271,000	259,967	11,033
Citigroup, Inc.	Swiss Franc	328,308	Sell	07/12/13	353,000	347,609	5,391
Deutsche Bank AG	British Pound	355,283	Sell	07/12/13	554,000	540,333	13,667
Citigroup, Inc.	Brazilian Real	572,623	Sell	07/12/13	271,000	256,029	14,971
Citigroup, Inc.	Norwegian Krone	1,660,684	Sell	07/12/13	285,000	273,297	11,703
Citigroup, Inc.	Swedish Krona	2,497,099	Sell	07/12/13	380,000	372,273	7,727
Citigroup, Inc.	Canadian Dollar	710,607	Sell	07/12/13	686,000	675,510	10,490
Citigroup, Inc.	Norwegian Krone	5,650,811	Sell	07/12/13	971,000	929,947	41,053
Citigroup, Inc.	Philippine Peso	11,315,700	Sell	07/12/13	270,000	261,900	8,100
Citigroup, Inc.	Japanese Yen	17,138,057	Sell	07/12/13	170,000	172,804	(2,804)
Citigroup, Inc.	Canadian Dollar	308,872	Sell	07/12/13	298,000	293,617	4,383
Citigroup, Inc.	EU Euro	490,407	Sell	07/12/13	636,000	638,362	(2,362)
Citigroup, Inc.	EU Euro	199,813	Sell	07/12/13	259,000	260,096	(1,096)
Citigroup, Inc.	Canadian Dollar	788,674	Sell	07/12/13	761,000	749,721	11,279
Citigroup, Inc.	Japanese Yen	5,559,263	Sell	07/12/13	55,000	56,054	(1,054)
Citigroup, Inc.	Swedish Krona	2,298,485	Sell	07/12/13	345,000	342,663	2,337
Citigroup, Inc.	EU Euro	405,316	Sell	07/12/13	524,000	527,600	(3,600)
Citigroup, Inc.	British Pound	457,733	Sell	07/12/13	688,462	696,144	(7,682)
Citigroup, Inc.	Canadian Dollar	711,339	Sell	07/12/13	684,000	676,206	7,794
Citigroup, Inc.	Australian Dollar	142,183	Sell	07/12/13	137,000	129,935	7,065
Citigroup, Inc.	Norwegian Krone	2,208,108	Sell	07/12/13	378,000	363,386	14,614
Citigroup, Inc.	Canadian Dollar	723,041	Sell	07/12/13	701,000	687,330	13,670
Citigroup, Inc.	New Zealand Dollar	70,116	Sell	07/12/13	57,000	54,296	2,704

See Accompanying Notes to Financial Statements
50

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	164,301	Sell	07/12/13	$211,000	$213,870	$(2,870)
Citigroup, Inc.	New Zealand Dollar	380,816	Sell	07/12/13	310,000	294,896	15,104
Citigroup, Inc.	Norwegian Krone	309,934	Sell	07/12/13	53,000	51,005	1,995
Citigroup, Inc.	New Zealand Dollar	144,254	Sell	07/12/13	116,000	111,707	4,293
Citigroup, Inc.	Canadian Dollar	574,409	Sell	07/12/13	558,000	546,039	11,961
Citigroup, Inc.	Swedish Krona	1,314,725	Sell	07/12/13	196,000	196,002	(2)
Citigroup, Inc.	Canadian Dollar	494,969	Sell	07/12/13	486,000	470,522	15,478
Citigroup, Inc.	Czech Koruna	1,447,243	Sell	08/23/13	73,000	72,433	567
Citigroup, Inc.	Russian Ruble	1,379,765	Sell	08/23/13	41,542	41,590	(48)
Citigroup, Inc.	Brazilian Real	1,078,792	Sell	07/12/13	533,000	482,345	50,655
Citigroup, Inc.	Hong Kong Sar Dollar	1,946,418	Sell	08/23/13	251,000	251,006	(6)
Citigroup, Inc.	South Korean Won	381,176,400	Sell	08/23/13	330,000	332,884	(2,884)
Citigroup, Inc.	Polish Zloty	775,982	Sell	08/23/13	235,000	232,752	2,248
Citigroup, Inc.	Indian Rupee	12,115,536	Sell	08/23/13	201,000	201,955	(955)
Citigroup, Inc.	New Zealand Dollar	327,549	Sell	07/12/13	271,000	253,647	17,353
Citigroup, Inc.	Mexican Peso	2,603,379	Sell	08/23/13	194,000	199,950	(5,950)
Citigroup, Inc.	Mexican Peso	3,038,686	Sell	08/23/13	227,000	233,384	(6,384)
Citigroup, Inc.	Mexican Peso	3,580,270	Sell	08/23/13	267,000	274,980	(7,980)
Citigroup, Inc.	Mexican Peso	3,572,102	Sell	08/23/13	267,000	274,352	(7,352)
Citigroup, Inc.	Norwegian Krone	616,786	Sell	07/12/13	107,000	101,504	5,496
Citigroup, Inc.	British Pound	151,838	Sell	07/12/13	236,000	230,923	5,077
Citigroup, Inc.	British Pound	346,116	Sell	07/12/13	539,000	526,391	12,609
Citigroup, Inc.	EU Euro	208,442	Sell	07/12/13	274,391	271,329	3,062
Citigroup, Inc.	Japanese Yen	106,136,734	Sell	07/12/13	1,069,000	1,070,183	(1,183)
Citigroup, Inc.	Mexican Peso	3,470,698	Sell	08/23/13	269,000	266,564	2,436
Citigroup, Inc.	Mexican Peso	3,470,725	Sell	08/23/13	269,000	266,566	2,434
Citigroup, Inc.	EU Euro	942,437	Sell	07/12/13	1,234,252	1,226,769	7,483
Citigroup, Inc.	Mexican Peso	3,495,782	Sell	08/23/13	271,000	268,491	2,509
Citigroup, Inc.	Mexican Peso	3,495,023	Sell	08/23/13	271,000	268,432	2,568
Citigroup, Inc.	Indonesian Rupiah	4,168,680,000	Sell	08/23/13	398,840	417,422	(18,582)
Citigroup, Inc.	Norwegian Krone	246,404	Sell	07/12/13	42,000	40,550	1,450
Citigroup, Inc.	Canadian Dollar	152,194	Sell	07/12/13	149,000	144,677	4,323
Citigroup, Inc.	British Pound	131,777	Sell	07/12/13	201,000	200,414	586
Citigroup, Inc.	Turkish Lira	515,326	Sell	08/23/13	271,000	264,944	6,056
Citigroup, Inc.	Malaysian Ringgit	839,152	Sell	08/23/13	271,000	264,653	6,347
Citigroup, Inc.	Mexican Peso	3,463,697	Sell	08/23/13	270,000	266,026	3,974
Citigroup, Inc.	Polish Zloty	115,584	Sell	08/23/13	35,427	34,669	758
Citigroup, Inc.	British Pound	144,184	Sell	07/12/13	220,000	219,283	717
Citigroup, Inc.	Singapore Dollar	339,992	Sell	08/23/13	272,000	268,262	3,738
Citigroup, Inc.	Polish Zloty	893,337	Sell	08/23/13	272,000	267,952	4,048
Citigroup, Inc.	South African Rand	1,666,245	Sell	08/23/13	167,801	167,251	550
Citigroup, Inc.	Canadian Dollar	707,448	Sell	07/12/13	688,000	672,507	15,493
Citigroup, Inc.	British Pound	305,674	Sell	07/12/13	467,000	464,885	2,115
Citigroup, Inc.	Japanese Yen	67,011,461	Sell	07/12/13	684,195	675,680	8,515
Citigroup, Inc.	EU Euro	278,770	Sell	07/12/13	366,000	362,875	3,125
Citigroup, Inc.	Canadian Dollar	678,613	Sell	07/12/13	659,000	645,096	13,904
Citigroup, Inc.	Norwegian Krone	1,118,540	Sell	07/12/13	192,000	184,077	7,923
Citigroup, Inc.	Australian Dollar	543,035	Sell	07/12/13	560,000	496,256	63,744
Citigroup, Inc.	Canadian Dollar	687,787	Sell	07/12/13	672,000	653,817	18,183
Citigroup, Inc.	Swedish Krona	2,572,764	Sell	07/12/13	402,000	383,553	18,447
Citigroup, Inc.	Hungarian Forint	60,414,606	Sell	09/20/13	262,000	264,474	(2,474)
Citigroup, Inc.	New Zealand Dollar	397,379	Sell	07/12/13	339,000	307,722	31,278
Citigroup, Inc.	Japanese Yen	53,675,578	Sell	07/12/13	547,000	541,214	5,786
Citigroup, Inc.	Hungarian Forint	66,797,508	Sell	09/20/13	291,000	292,416	(1,416)
Citigroup, Inc.	British Pound	281,490	Sell	07/12/13	433,000	428,105	4,895
Citigroup, Inc.	Colombian Peso	988,598,400	Sell	07/12/13	536,000	513,888	22,112
Citigroup, Inc.	Hungarian Forint	2,939,999	Sell	09/20/13	13,028	12,870	158
Citigroup, Inc.	Colombian Peso	8,796,840	Sell	07/12/13	4,767	4,573	194
Deutsche Bank AG	Philippine Peso	75,721	Sell	07/12/13	1,857	1,753	104
Citigroup, Inc.	Colombian Peso	418,100,000	Sell	07/12/13	226,000	217,335	8,665
Citigroup, Inc.	Philippine Peso	8,859,025	Sell	07/12/13	217,000	205,041	11,959
Credit Suisse Group AG	British Pound	661,457	Sell	07/12/13	1,020,000	1,005,978	14,022
Credit Suisse Group AG	British Pound	178,735	Sell	07/12/13	277,000	271,829	5,171
Credit Suisse Group AG	Swiss Franc	15,341	Sell	07/12/13	16,000	16,243	(243)
HSBC	Norwegian Krone	808,409	Sell	07/12/13	137,000	133,039	3,961
Credit Suisse Group AG	Swedish Krona	3,854,507	Sell	07/12/13	578,804	574,638	4,166
Credit Suisse Group AG	Japanese Yen	56,044,844	Sell	07/12/13	573,000	565,104	7,896
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Sell	01/14/14	212,780	215,502	(2,722)
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Sell	01/14/14	526,206	527,122	(916)
Deutsche Bank AG	Australian Dollar	317,367	Sell	07/12/13	294,000	290,028	3,972
Deutsche Bank AG	Canadian Dollar	271,222	Sell	07/12/13	258,000	257,826	174

See Accompanying Notes to Financial Statements
51

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	448,419	Sell	07/12/13	$593,000	$583,707	$9,293
Deutsche Bank AG	Brazilian Real	70	Sell	07/12/13	32	31	1
Deutsche Bank AG	Brazilian Real	226,275	Sell	07/12/13	105,000	101,171	3,829
Deutsche Bank AG	Brazilian Real	273,685	Sell	07/12/13	127,000	122,369	4,631
Deutsche Bank AG	Canadian Dollar	380,416	Sell	07/12/13	374,000	361,627	12,373
Deutsche Bank AG	EU Euro	408,345	Sell	07/12/13	542,000	531,542	10,458
Barclays Bank PLC	EU Euro	408,863	Sell	07/12/13	542,000	532,216	9,784
Deutsche Bank AG	Australian Dollar	290,341	Sell	07/12/13	273,000	265,331	7,669
Deutsche Bank AG	EU Euro	680,427	Sell	07/12/13	899,000	885,711	13,289
Deutsche Bank AG	Brazilian Real	572,894	Sell	07/12/13	271,000	256,150	14,850
Deutsche Bank AG	New Zealand Dollar	269,517	Sell	07/12/13	215,000	208,708	6,292
Deutsche Bank AG	Australian Dollar	459,106	Sell	07/12/13	441,000	419,557	21,443
Deutsche Bank AG	Brazilian Real	202,996	Sell	07/12/13	95,000	90,763	4,237
Deutsche Bank AG	Colombian Peso	176,190,120	Sell	07/12/13	92,000	91,586	414
Deutsche Bank AG	Philippine Peso	27,070,050	Sell	07/12/13	635,000	626,532	8,468
Deutsche Bank AG	Australian Dollar	238,381	Sell	07/12/13	229,000	217,846	11,154
Deutsche Bank AG	Swiss Franc	1,057,754	Sell	07/12/13	1,088,000	1,119,940	(31,940)
Deutsche Bank AG	New Zealand Dollar	125,638	Sell	07/12/13	101,000	97,291	3,709
Deutsche Bank AG	EU Euro	841,695	Sell	07/12/13	1,081,000	1,095,634	(14,634)
Deutsche Bank AG	New Zealand Dollar	639,325	Sell	07/12/13	520,000	495,079	24,921
Deutsche Bank AG	Swedish Krona	2,574,120	Sell	07/12/13	385,000	383,755	1,245
Deutsche Bank AG	Australian Dollar	461,652	Sell	07/12/13	454,000	421,884	32,116
Deutsche Bank AG	Swedish Krona	2,262,614	Sell	07/12/13	339,000	337,315	1,685
Deutsche Bank AG	Swiss Franc	262,371	Sell	07/12/13	272,000	277,796	(5,796)
Deutsche Bank AG	Malaysian Ringgit	1,301,520	Sell	08/23/13	408,000	410,476	(2,476)
Deutsche Bank AG	Japanese Yen	34,952,901	Sell	07/12/13	343,000	352,432	(9,432)
Deutsche Bank AG	Japanese Yen	36,234,072	Sell	07/12/13	357,000	365,350	(8,350)
Deutsche Bank AG	Australian Dollar	443,330	Sell	07/12/13	447,000	405,140	41,860
Deutsche Bank AG	Mexican Peso	3,576,870	Sell	08/23/13	267,000	274,718	(7,718)
Deutsche Bank AG	Japanese Yen	19,378,050	Sell	07/12/13	196,000	195,390	610
Deutsche Bank AG	EU Euro	670,299	Sell	07/12/13	882,703	872,528	10,175
Deutsche Bank AG	Japanese Yen	17,614,132	Sell	07/12/13	178,000	177,604	396
Deutsche Bank AG	Israeli New Shekel	306,231	Sell	08/23/13	85,003	84,086	917
Deutsche Bank AG	Japanese Yen	15,161,183	Sell	07/12/13	153,000	152,871	129
Deutsche Bank AG	Colombian Peso	971,261,000	Sell	07/12/13	527,000	504,876	22,124
Deutsche Bank AG	EU Euro	122,678	Sell	07/12/13	162,000	159,690	2,310
Deutsche Bank AG	Norwegian Krone	1,613,717	Sell	07/12/13	279,000	265,567	13,433
Deutsche Bank AG	Australian Dollar	181,890	Sell	07/12/13	186,000	166,222	19,778
Deutsche Bank AG	South African Rand	2,730,694	Sell	08/23/13	271,000	274,096	(3,096)
Deutsche Bank AG	South African Rand	2,506,354	Sell	08/23/13	247,000	251,578	(4,578)
Deutsche Bank AG	South African Rand	11,529,815	Sell	08/23/13	1,128,274	1,157,316	(29,042)
Deutsche Bank AG	Australian Dollar	153,312	Sell	07/12/13	158,000	140,106	17,894
Deutsche Bank AG	South African Rand	8,192,119	Sell	08/23/13	801,657	822,292	(20,635)
Deutsche Bank AG	Malaysian Ringgit	245,724	Sell	08/23/13	77,936	77,497	439
Deutsche Bank AG	Mexican Peso	3,310,124	Sell	08/23/13	256,798	254,231	2,567
Deutsche Bank AG	Mexican Peso	4,409,000	Sell	08/23/13	342,048	338,629	3,419
Deutsche Bank AG	British Pound	359,121	Sell	07/12/13	551,000	546,170	4,830
Deutsche Bank AG	EU Euro	806,668	Sell	07/12/13	1,050,000	1,050,040	(40)
Deutsche Bank AG	Polish Zloty	885,315	Sell	08/23/13	271,000	265,546	5,454
Deutsche Bank AG	Turkish Lira	515,163	Sell	08/23/13	271,000	264,860	6,140
Deutsche Bank AG	Mexican Peso	3,463,535	Sell	08/23/13	270,000	266,014	3,986
Deutsche Bank AG	Hungarian Forint	66,795,674	Sell	09/20/13	291,000	292,408	(1,408)
Deutsche Bank AG	Philippine Peso	27,464,500	Sell	07/12/13	665,000	635,662	29,338
Deutsche Bank AG	Hungarian Forint	46,278,709	Sell	09/20/13	205,615	202,592	3,023
Deutsche Bank AG	Hungarian Forint	61,293,181	Sell	09/20/13	271,000	268,320	2,680
Deutsche Bank AG	Brazilian Real	7,009,266	Sell	07/12/13	3,434,231	3,133,951	300,280
Deutsche Bank AG	Brazilian Real	290,475	Sell	07/12/13	142,320	129,876	12,444
Deutsche Bank AG	Hungarian Forint	122,545,630	Sell	09/20/13	536,807	536,463	344
Deutsche Bank AG	Philippine Peso	11,349,350	Sell	07/12/13	278,000	262,679	15,321
Deutsche Bank AG	Philippine Peso	27,801,825	Sell	07/12/13	681,000	643,469	37,531
Deutsche Bank AG	Philippine Peso	6,421,120	Sell	07/12/13	158,000	148,616	9,384
Deutsche Bank AG	Colombian Peso	2,610,160	Sell	07/12/13	1,436	1,356	80
Deutsche Bank AG	Philippine Peso	16,946,880	Sell	07/12/13	417,000	392,233	24,767
Deutsche Bank AG	Chinese Yuan	3,111,565	Sell	08/09/13	494,960	505,237	(10,277)
Goldman Sachs & Co.	British Pound	172,494	Sell	07/12/13	262,000	262,338	(338)
Goldman Sachs & Co.	Australian Dollar	645,130	Sell	07/12/13	600,000	589,557	10,443
Goldman Sachs & Co.	British Pound	374,354	Sell	07/12/13	576,000	569,337	6,663
Goldman Sachs & Co.	Norwegian Krone	398,112	Sell	07/12/13	68,000	65,517	2,483
Goldman Sachs & Co.	Norwegian Krone	3,863,230	Sell	07/12/13	654,000	635,767	18,233
Goldman Sachs & Co.	Norwegian Krone	2,411,669	Sell	07/12/13	413,000	396,885	16,115
Goldman Sachs & Co.	Norwegian Krone	1,885,488	Sell	07/12/13	325,000	310,292	14,708

See Accompanying Notes to Financial Statements
52

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Swedish Krona	1,346,634	Sell	07/12/13	$202,000	$200,759	$1,241
Goldman Sachs & Co.	British Pound	526,809	Sell	07/12/13	806,000	801,199	4,801
Goldman Sachs & Co.	Swedish Krona	1,324,518	Sell	07/12/13	199,000	197,462	1,538
Goldman Sachs & Co.	British Pound	229,605	Sell	07/12/13	350,000	349,194	806
Goldman Sachs & Co.	British Pound	193,464	Sell	07/12/13	294,000	294,230	(230)
Goldman Sachs & Co.	Norwegian Krone	1,271,704	Sell	07/12/13	217,000	209,283	7,717
Goldman Sachs & Co.	Australian Dollar	582,079	Sell	07/12/13	574,000	531,938	42,062
Goldman Sachs & Co.	Norwegian Krone	2,231,190	Sell	07/12/13	382,000	367,184	14,816
Goldman Sachs & Co.	Norwegian Krone	2,197,500	Sell	07/12/13	378,000	361,640	16,360
Goldman Sachs & Co.	Norwegian Krone	2,653,052	Sell	07/12/13	457,000	436,609	20,391
Goldman Sachs & Co.	South African Rand	2,732,667	Sell	08/23/13	271,000	274,294	(3,294)
Goldman Sachs & Co.	EU Euro	388,528	Sell	07/12/13	509,000	505,747	3,253
Goldman Sachs & Co.	Canadian Dollar	177,295	Sell	07/12/13	174,000	168,538	5,462
Goldman Sachs & Co.	British Pound	359,117	Sell	07/12/13	551,000	546,163	4,837
Goldman Sachs & Co.	South African Rand	2,340,939	Sell	08/23/13	232,000	234,974	(2,974)
Goldman Sachs & Co.	Polish Zloty	893,634	Sell	08/23/13	272,000	268,042	3,958
Goldman Sachs & Co.	British Pound	534,583	Sell	07/12/13	814,000	813,022	978
Goldman Sachs & Co.	Norwegian Krone	1,286,250	Sell	07/12/13	224,000	211,677	12,323
HSBC	British Pound	186,522	Sell	07/12/13	292,000	283,672	8,328
HSBC	Brazilian Real	368,839	Sell	07/12/13	179,000	164,914	14,086
HSBC	Philippine Peso	21,945,385	Sell	07/12/13	539,000	507,923	31,077
JPMorgan Chase & Co.	British Pound	172,257	Sell	07/12/13	262,000	261,978	22
JPMorgan Chase & Co.	Brazilian Real	1,254,816	Sell	07/12/13	569,000	561,047	7,953
JPMorgan Chase & Co.	Colombian Peso	263,092,000	Sell	07/12/13	136,000	136,759	(759)
JPMorgan Chase & Co.	Taiwan New Dollar	4,567,144	Sell	07/12/13	152,000	152,397	(397)
JPMorgan Chase & Co.	Philippine Peso	11,315,700	Sell	07/12/13	270,000	261,900	8,100
JPMorgan Chase & Co.	EU Euro	68,680	Sell	07/12/13	88,718	89,400	(682)
JPMorgan Chase & Co.	Chinese Yuan	2,240,547	Sell	08/09/13	361,000	363,806	(2,806)
JPMorgan Chase & Co.	Singapore Dollar	252,017	Sell	08/23/13	199,000	198,847	153
JPMorgan Chase & Co.	Peruvian Nuevo Sol	215,677	Sell	08/23/13	77,000	77,164	(164)
JPMorgan Chase & Co.	Romanian New Leu	233,314	Sell	08/23/13	68,000	67,615	385
JPMorgan Chase & Co.	Mexican Peso	2,764,835	Sell	08/23/13	209,000	212,351	(3,351)
JPMorgan Chase & Co.	British Pound	330,556	Sell	07/12/13	515,000	502,727	12,273
JPMorgan Chase & Co.	Mexican Peso	3,470,235	Sell	08/23/13	269,000	266,528	2,472
JPMorgan Chase & Co.	British Pound	418,518	Sell	07/12/13	648,000	636,504	11,496
JPMorgan Chase & Co.	Russian Ruble	56,594,960	Sell	08/23/13	1,732,508	1,705,916	26,592
JPMorgan Chase & Co.	Australian Dollar	544,249	Sell	07/12/13	556,000	497,366	58,634
JPMorgan Chase & Co.	New Zealand Dollar	820,799	Sell	07/12/13	694,000	635,609	58,391
HSBC	Russian Ruble	83,224,460	Sell	08/23/13	2,547,701	2,508,597	39,104
JPMorgan Chase & Co.	Norwegian Krone	3,199,862	Sell	07/12/13	544,000	526,597	17,403
JPMorgan Chase & Co.	Swedish Krona	3,553,269	Sell	07/12/13	545,000	529,729	15,271
JPMorgan Chase & Co.	Australian Dollar	530,113	Sell	07/12/13	544,000	484,448	59,552
JPMorgan Chase & Co.	Australian Dollar	531,723	Sell	07/12/13	546,000	485,919	60,081
JPMorgan Chase & Co.	Norwegian Krone	5,586,060	Sell	07/12/13	970,000	919,291	50,709
JPMorgan Chase & Co.	British Pound	416,936	Sell	07/12/13	640,000	634,097	5,903
JPMorgan Chase & Co.	Australian Dollar	251,043	Sell	07/12/13	263,000	229,418	33,582
JPMorgan Chase & Co.	New Zealand Dollar	4,695	Sell	07/12/13	4,000	3,636	364
JPMorgan Chase & Co.	Brazilian Real	581,431	Sell	07/12/13	271,000	259,967	11,033
UBS Warburg LLC	British Pound	142,630	Sell	07/12/13	223,000	216,918	6,082
UBS Warburg LLC	New Zealand Dollar	253,954	Sell	07/12/13	213,000	196,656	16,344
UBS Warburg LLC	New Zealand Dollar	842,893	Sell	07/12/13	709,000	652,718	56,282
UBS Warburg LLC	New Zealand Dollar	1,285,743	Sell	07/12/13	1,094,000	995,651	98,349
UBS Warburg LLC	Swedish Krona	1,040,430	Sell	07/12/13	163,000	155,109	7,891
UBS Warburg LLC	EU Euro	1,471,042	Sell	07/12/13	1,930,000	1,914,854	15,146
							$2,436,386

ING Balanced Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	3	09/06/13	$501,939	$(10,595)
Australia 10-Year Bond	2	09/16/13	216,548	(5,367)
Australia 3-Year Bond	5	09/16/13	499,378	(2,938)
Canada 10-Year Bond	9	09/19/13	1,124,551	(29,257)
Euro-Bobl 5-Year	23	09/06/13	3,748,210	(32,176)
Euro-Schatz	49	09/06/13	7,038,496	5,511
Japan 10-Year Bond (TSE)	3	09/10/13	4,316,394	(8,279)
Long Gilt	18	09/26/13	3,063,515	(109,106)

See Accompanying Notes to Financial Statements
53

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	34	09/20/13	$1,587,290	$(5,614)
S&P 500 E-Mini	76	09/20/13	6,077,340	(30,691)
Short Gilt	5	09/26/13	796,374	1,635
U.S. Treasury 2-Year Note	63	09/30/13	13,860,000	(11,217)
U.S. Treasury 5-Year Note	85	09/30/13	10,288,985	(43,014)
U.S. Treasury Long Bond	64	09/19/13	8,694,000	(305,079)
			$61,813,020	$(586,187)
Short Contracts
Euro-Bund	(7)	09/06/13	$(1,289,459)	$19,912
Medium Gilt	(11)	09/26/13	(1,861,273)	32,061
U.S. Treasury 10-Year Note	(135)	09/19/13	(17,085,937)	203,681
U.S. Treasury Ultra Long Bond	(21)	09/19/13	(3,093,562)	109,478
			$(23,330,231)	$365,132

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	2,306,000	$(183,866)	$(251,846)	$67,980
							$(183,866)	$(251,846)	$67,980

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Citigroup, Inc.	Buy	(5.000)	06/20/18	USD	2,631,000	$(209,780)	$(288,630)	$78,850
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD	215,000	8,606	4,148	4,458
							$(201,174)	$(284,482)	$83,308

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.345% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/25/15	AUD	16,085,000	$49,510	$49,510
Receive a fixed rate equal to 3.180% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/26/15	AUD	12,295,000	19,894	19,894
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP	2,150,000	1,303	1,303
				$70,707	$70,707

See Accompanying Notes to Financial Statements
54

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL	1,000,000	$(19,060)	$—	$(19,060)
Receive a fixed rate equal to 9.705% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL	5,000,000	(57,693)	—	(57,693)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD	3,460,000	2,826	—	2,826
Receive a fixed rate equal to 5.285% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	05/02/23	MXN	4,925,000	(40,923)	—	(40,923)
Receive a fixed rate equal to 5.290% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/02/23	MXN	8,200,000	(67,878)	—	(67,878)
Receive a fixed rate equal to 5.280% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/03/23	MXN	8,200,000	(68,474)	—	(68,474)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD	8,660,000	(17,384)	—	(17,384)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.571% Counterparty: Citigroup, Inc.	06/08/45	USD	807,000	27,836	—	27,836
Receive a fixed rate equal to 2.333% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citigroup, Inc.	06/08/20	USD	3,227,000	(68,696)	—	(68,696)
				$(309,446)	$—	$(309,446)

ING Balanced Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.220	USD	09/09/13	$42,400	$(11,556)
					Total Written OTC Options	$42,400	$(11,556)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$50,911
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,003,085
Credit contracts	Upfront payments paid on swap agreements	4,148
Credit contracts	Unrealized appreciation on swap agreements	151,288
Interest rate contracts	Unrealized appreciation on swap agreements	30,662
Interest rate contracts	Net Assets — Unrealized appreciation**	372,278
Interest rate contracts	Net Assets — Unrealized appreciation***	70,707
Total Asset Derivatives		$3,683,079
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,423,390
Credit contracts	Upfront payments received on swap agreements	540,476
Interest rate contracts	Unrealized depreciation on swap agreements	340,108
Equity contracts	Net Assets — Unrealized depreciation**	36,305
Interest rate contracts	Net Assets — Unrealized depreciation**	557,028
Foreign exchange contracts	Written options, at fair value	11,556
Total Liability Derivatives		$4,908,863

*  Includes purchased options.

See Accompanying Notes to Financial Statements
55

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BALANCED PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(71,088)	$—	$(71,088)
Equity contracts	—	—	860,507	—	—	860,507
Foreign exchange contracts	(66,772)	(678,618)	—	—	49,949	(695,441)
Interest rate contracts	(85,476)	—	96,123	(1,214,497)	—	(1,203,850)
Total	$(152,248)	$(678,618)	$956,630	$(1,285,585)	$49,949	$(1,109,872)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$420,283	$—	$420,283
Equity contracts	—	—	(182,980)	—	—	(182,980)
Foreign exchange contracts	22,225	(336,137)	—	—	(25,810)	(339,722)
Interest rate contracts	77,596	—	(299,608)	1,171,750	—	949,738
Total	$99,821	$(336,137)	$(482,588)	$1,592,033	$(25,810)	$847,319

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS Warburg LLC	Totals
Assets:
Purchased options	$50,911	$—	$—	$—	$—	$—	$—	$—	$50,911
Credit default swap agreements	—	78,850	—	76,586	—	—	—	—	155,436
Interest rate swap agreements	—	30,662	—	—	—	—	—	—	30,662
Forward foreign currency contracts	242,737	802,403	53,996	899,484	227,847	102,370	473,260	200,988	3,003,085
Total Assets	$293,648	$911,915	$53,996	$976,070	$227,847	$102,370	$473,260	$200,988	$3,240,094
Liabilities:
Forward foreign currency contracts	$681,334	$1,372,527	$119,113	$678,028	$224,670	$308,799	$—	$38,919	$3,423,390
Credit default swap agreements	—	288,630	—	251,846	—	—	—	—	540,476
Interest rate swap agreements	—	86,080	—	59,983	—	194,045	—	—	340,108
Written options	11,556	—	—	—	—	—	—	—	11,556
Total Liabilities	$692,890	$1,747,237	$119,113	$989,857	$224,670	$502,844	$—	$38,919	$4,315,530
Net OTC derivative instruments by counterparty, at fair value	$(399,242)	$(835,322)	$(65,117)	$(13,787)	$3,177	$(400,474)	$473,260	$162,069	$(1,075,436)
Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(399,242)	$(835,322)	$(65,117)	$(13,787)	$3,177	$(400,474)	$473,260	$162,069	$(1,075,436)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
56

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Information Technology	17.1%
Financials	15.7%
Health Care	12.3%
Consumer Discretionary	11.2%
Consumer Staples	11.1%
Industrials	10.7%
Energy	10.6%
Materials	3.1%
Utilities	3.0%
Telecommunication Services	2.4%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 11.2%
2,512,139		Comcast Corp. - Class A	$105,208,381	2.5
1,109,458	@	Delphi Automotive PLC	56,238,426	1.3
1,083,906		GNC Holdings, Inc.	47,919,484	1.1
1,290,982		Macy's, Inc.	61,967,136	1.5
723,837	@	Michael Kors Holdings Ltd.	44,892,371	1.1
1,261,509		Starbucks Corp.	82,616,225	1.9
2,141,009		Other Securities	77,069,414	1.8
			475,911,437	11.2
		Consumer Staples: 11.1%
601,745		Costco Wholesale Corp.	66,534,945	1.6
1,187,611		Kraft Foods Group, Inc.	66,351,827	1.5
1,583,155		Mondelez International, Inc.	45,167,412	1.1
876,326		Philip Morris International, Inc.	75,907,358	1.8
1,062,256		Procter & Gamble Co.	81,783,089	1.9
2,657,615		Other Securities	137,324,580	3.2
			473,069,211	11.1
		Energy: 10.6%
499,302		Anadarko Petroleum Corp.	42,905,021	1.0
343,297		EOG Resources, Inc.	45,205,349	1.1
1,802,302		ExxonMobil Corp.	162,837,986	3.8
1,014,272		Halliburton Co.	42,315,428	1.0
611,897		Occidental Petroleum Corp.	54,599,569	1.3
545,912		Range Resources Corp.	42,209,916	1.0
1,250,469		Other Securities	61,229,520	1.4
			451,302,789	10.6
Shares			Value	Percentage of Net Assets
		Financials: 15.7%
972,615		Arthur J. Gallagher & Co.	$42,493,549	1.0
1,421,823		Citigroup, Inc.	68,204,849	1.6
2,978,123		Fifth Third Bancorp.	53,755,120	1.3
1,591,559	@	Invesco Ltd.	50,611,576	1.2
1,936,120		JPMorgan Chase & Co.	102,207,775	2.4
899,757		Prudential Financial, Inc.	65,709,254	1.5
5,873,829		Regions Financial Corp.	55,977,591	1.3
594,947		Travelers Cos., Inc.	47,548,164	1.1
2,618,564		Wells Fargo & Co.	108,068,136	2.5
1,793,310	@	XL Group PLC	54,373,159	1.3
963,143		Other Securities	20,283,792	0.5
			669,232,965	15.7
		Health Care: 12.3%
487,159	@	Actavis, Inc.	61,489,209	1.4
696,246		Amgen, Inc.	68,691,630	1.6
732,870	@	Covidien PLC	46,053,551	1.1
885,640	@	Express Scripts Holding Co.	54,635,132	1.3
1,596,488	@	Gilead Sciences, Inc.	81,756,150	1.9
1,155,582		HCA Holdings, Inc.	41,670,287	1.0
1,515,216		Johnson & Johnson	130,096,446	3.1
1,098,543		Other Securities	38,317,180	0.9
			522,709,585	12.3
		Industrials: 10.7%
706,111		Boeing Co.	72,334,011	1.7
700,082		Fluor Corp.	41,521,863	1.0
694,740		General Dynamics Corp.	54,418,984	1.3
351,219		Roper Industries, Inc.	43,628,424	1.0
278,216		TransDigm Group, Inc.	43,615,923	1.0
407,536		Union Pacific Corp.	62,874,654	1.5
3,458,536		Other Securities	137,005,475	3.2
			455,399,334	10.7

See Accompanying Notes to Financial Statements
57

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 17.1%
372,879		Apple, Inc.	$147,689,914	3.5
747,615	@	Cognizant Technology Solutions Corp.	46,808,175	1.1
2,692,215		EMC Corp.	63,590,118	1.5
128,040	@	Google, Inc. - Class A	112,722,575	2.6
289,250		International Business Machines Corp.	55,278,567	1.3
2,247,725		Jabil Circuit, Inc.	45,808,636	1.1
1,110,605		Microchip Technology, Inc.	41,370,036	1.0
1,861,670	@	NetApp, Inc.	70,333,893	1.6
3,022,354		Oracle Corp.	92,846,715	2.2
2,131,368		Other Securities	50,452,670	1.2
			726,901,299	17.1
		Materials: 3.1%
786,655		Eastman Chemical Co.	55,073,717	1.3
1,158,872		EI Du Pont de Nemours & Co.	60,840,780	1.4
413,869		Other Securities	18,541,331	0.4
			134,455,828	3.1
		Telecommunication Services: 2.4%
1,383,309		Verizon Communications, Inc.	69,635,775	1.6
970,770		Other Securities	34,316,719	0.8
			103,952,494	2.4
		Utilities: 3.0%
2,677,484		Other Securities	128,335,764	3.0
		Total Common Stock (Cost $3,223,916,869)	4,141,270,706	97.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
10,000,000		Other Securities	$—	—
		Utilities: —%
20,000,000		Other Securities	—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Long-Term Investments (Cost $3,223,916,869)	4,141,270,706	97.2
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreement: 1.1%
44,700,000	Deutsche Bank Repurchase Agreement dated 06/28/13, 0.120%, due 07/01/13, $44,700,447 to be received upon repurchase (Collateralized by $45,580,819, US Treasury Note, 0.375%, Market Value plus accrued interest $45,594,001 due 06/15/15) (Cost $44,700,000)	$44,700,000	1.1
	Mutual Funds: 1.0%
43,979,186	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $43,979,186)	43,979,186	1.0
	Total Short-Term Investments (Cost $88,679,186)	88,679,186	2.1
	Total Investments in Securities (Cost $3,312,596,055)	$4,229,949,892	99.3
	Assets in Excess of Other Liabilities	28,682,888	0.7
	Net Assets	$4,258,632,780	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

  Cost for federal income tax purposes is $3,347,142,013.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$954,299,714
Gross Unrealized Depreciation	(71,491,835)
Net Unrealized Appreciation	$882,807,879

See Accompanying Notes to Financial Statements
58

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$4,141,270,706	$—	$—	$4,141,270,706
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	43,979,186	44,700,000	—	88,679,186
Total Investments, at fair value	$4,185,249,892	$44,700,000	$—	$4,229,949,892

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(647,326)
Total	$(647,326)

See Accompanying Notes to Financial Statements
59

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

U.S. Government Agency Obligations	31.0%
Corporate Bonds/Notes	24.9%
Collateralized Mortgage Obligations	17.2%
U.S. Treasury Obligations	14.9%
Affiliated Mutual Funds	11.6%
Asset-Backed Securities	9.4%
Foreign Government Bonds	1.6%
Preferred Stock	1.1%
Liabilities in Excess of Other Assets*	(11.7)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.9%
		Consumer Discretionary: 1.8%
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	$1,527,575	0.1
1,500,000	#	COX Communications, Inc., 4.500%, 06/30/43	1,297,309	0.1
7,251,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%-5.150%, 03/15/17-03/15/42	6,984,538	0.3
1,010,000	#	DISH DBS Corp., 4.250%, 04/01/18	994,850	0.0
1,961,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	1,810,348	0.1
2,370,000	#	Viacom, Inc., 4.375%, 03/15/43	2,020,181	0.1
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,148,125	0.2
19,233,000		Other Securities	19,365,131	0.9
			37,148,057	1.8
		Consumer Staples: 0.4%
2,835,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	2,718,056	0.1
5,576,000		Other Securities	5,943,275	0.3
			8,661,331	0.4
		Energy: 3.2%
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	999,975	0.1
Principal Amount†			Value	Percentage of Net Assets
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	$3,583,338	0.2
7,645,000		Energy Transfer Partners L.P., 4.650%-9.700%, 03/15/19-06/01/21	8,911,146	0.4
6,960,000		Phillips 66, 2.950%-4.300%, 05/01/17-04/01/22	7,191,590	0.4
7,080,000		Transocean, Inc., 2.500%-3.800%, 10/15/17-10/15/22	6,928,517	0.3
6,670,000		Weatherford International Ltd., 5.950%-6.750%, 09/15/40-04/15/42	6,605,878	0.3
34,919,000		Other Securities (a),(b)	31,968,691	1.5
			66,189,135	3.2
		Financials: 11.2%
10,341,000		Bank of America Corp., 3.300%- 8.000%, 01/11/23- 12/29/49	10,506,741	0.5
14,356,000		Citigroup, Inc., 1.300%-5.950%, 04/01/16-12/29/49	13,978,445	0.7
3,491,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,505,069	0.2
2,502,000		ERP Operating L.P., 3.000%, 04/15/23	2,302,756	0.1
11,946,000		General Electric Capital Corp., 3.150%-7.125%, 10/17/16-12/15/49	12,377,900	0.6
8,465,000		Goldman Sachs Group, Inc., 2.375%-6.750%, 01/22/18-10/01/37	8,523,190	0.4

See Accompanying Notes to Financial Statements
60

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
2,489,000	#	HBOS PLC, 6.750%, 05/21/18	$2,646,977	0.1
5,477,000	#	HSBC Bank PLC, 1.500%, 05/15/18	5,282,210	0.3
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,815,070	0.2
9,750,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	9,750,000	0.5
13,508,000		JPMorgan Chase & Co., 1.625%-5.400%, 05/15/18-05/29/49	13,015,932	0.6
2,494,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	2,419,704	0.1
11,353,000		Morgan Stanley, 2.125%-5.500%, 03/22/17-05/22/23	11,150,012	0.5
2,294,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,231,931	0.1
8,014,000	L	Royal Bank of Scotland Group PLC, 6.100%-6.125%, 12/15/22-06/10/23	7,635,206	0.4
2,390,000	#	Simon Property Group L.P., 1.500%, 02/01/18	2,303,711	0.1
3,233,000	#	Standard Chartered PLC, 3.950%, 01/11/23	3,011,594	0.1
119,940,400		Other Securities (b)	119,586,679	5.7
			235,043,127	11.2
		Health Care: 1.6%
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	2,947,800	0.2
2,513,000	#	Zoetis, Inc., 1.875%, 02/01/18	2,461,891	0.1
3,518,000	#	Zoetis, Inc., 3.250%, 02/01/23	3,347,275	0.2
1,257,000	#	Zoetis, Inc., 4.700%, 02/01/43	1,179,694	0.0
26,692,000		Other Securities	23,279,826	1.1
			33,216,486	1.6
		Industrials: 0.8%
1,864,000	#	Barrick Gold Corp., 2.500%, 05/01/18	1,673,965	0.1
Principal Amount†			Value	Percentage of Net Assets
2,612,000	#	Barrick Gold Corp., 4.100%, 05/01/23	$2,185,186	0.1
3,411,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	3,394,368	0.1
2,106,000	#	Turlock Corp., 2.750%, 11/02/22	1,973,010	0.1
8,751,000		Other Securities	8,343,712	0.4
			17,570,241	0.8
		Information Technology: 1.7%
6,476,000		EMC Corp./MA, 1.875%, 06/01/18	6,406,525	0.3
3,691,000		EMC Corp./MA, 3.375%, 06/01/23	3,628,076	0.2
8,330,000		Hewlett-Packard Co., 2.600%- 5.400%, 09/15/16-09/15/17	8,644,110	0.4
17,021,000		Other Securities	16,577,442	0.8
			35,256,153	1.7
		Materials: 1.2%
4,885,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	4,765,787	0.2
3,243,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	3,086,600	0.2
2,984,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	2,704,536	0.1
2,443,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	2,379,638	0.1
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,640,075	0.1
4,055,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,686,348	0.2
1,444,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,399,616	0.0
6,931,000		Other Securities	6,546,627	0.3
			26,209,227	1.2
		Telecommunication Services: 0.9%
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,596,750	0.1
17,027,000		Other Securities	16,703,535	0.8
			19,300,285	0.9

See Accompanying Notes to Financial Statements
61

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Utilities: 2.1%
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	$2,243,221	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,553,807	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,430,321	0.1
170,133	#	Juniper Generation, LLC, 6.790%, 12/31/14	161,812	0.0
36,891,000		Other Securities	38,270,960	1.8
			44,660,121	2.1
		Total Corporate Bonds/Notes (Cost $528,645,674)	523,254,163	24.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,487,237	0.2
2,700,000	#	Arkle Master Issuer PLC, 1.974%, 05/17/60	2,764,201	0.1
5,133,654		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	3,920,050	0.2
503,088		Banc of America Funding Corp., 5.750%, 11/25/35	498,833	0.0
2,186,152	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	2,186,152	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	3,208,951	0.2
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	2,677,167	0.1
1,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	1,656,146	0.1
1,849,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	1,835,824	0.1
Principal Amount†			Value	Percentage of Net Assets
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	$1,551,481	0.1
346,624	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	347,927	0.0
668,218		Bear Stearns Alternative-A Trust, 0.833%, 07/25/34	637,593	0.0
3,600,296		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	2,865,564	0.1
4,170,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	4,207,872	0.2
1,747,151		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,693,609	0.1
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,092,897	0.1
2,340,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	2,495,263	0.1
900,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	910,187	0.0
14,498,190	#,^	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	1,785,600	0.1
5,501,894	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	5,399,092	0.3
3,904,432		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	3,116,148	0.1
17,060,371	^	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	1,751,233	0.1

See Accompanying Notes to Financial Statements
62

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
15,239,627	^	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	$1,727,207	0.1
9,319,514	^	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	1,091,625	0.1
21,652,835	^	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	2,783,143	0.1
54,306,000	#,^	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	2,695,152	0.1
66,920		Commercial Mortgage Pass Through Certificates, 5.800%, 12/10/49	66,809	0.0
10,308,008		Countrywide Alternative Loan Trust, 0.313%-5.500%, 12/25/35-06/25/36	8,110,426	0.4
6,214,048		Countrywide Home Loan Mortgage Pass-Through Trust, 0.513%-5.750%, 04/25/35-06/25/37	4,435,690	0.2
1,610,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	1,642,549	0.1
15,445,943		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.313%-0.383%, 08/25/36-10/25/36	8,956,406	0.4
3,736,379		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	3,219,845	0.2
3,827,484	^	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	839,620	0.0
Principal Amount†			Value	Percentage of Net Assets
12,906,526		First Horizon Alternative Mortgage Securities, 0.493%-6.250%, 08/25/36-02/25/37	$10,257,142	0.5
3,780,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	3,802,712	0.2
4,500,000	#	Fosse Master PLC, 1.677%, 10/18/54	4,580,325	0.2
4,862,116		Freddie Mac, 5.000%, 02/15/35	5,255,969	0.3
6,738,027		Freddie Mac, 5.500%, 07/15/37	7,327,344	0.3
5,840,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	6,028,028	0.3
3,500,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	3,527,438	0.2
1,358,638	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	1,382,431	0.1
1,720,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	1,735,471	0.1
14,398,608	#,^	GS Mortgage Securities Corp. II, 1.907%, 08/10/44	1,121,693	0.1
1,504,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	1,477,288	0.1
17,021,030	^	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	2,400,018	0.1
2,450,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	2,347,328	0.1
424,454		GSR Mortgage Loan Trust, 6.000%, 01/25/37	390,013	0.0
3,500,000	#	Holmes Master Issuer PLC, 1.827%, 10/21/54	3,548,815	0.2
1,743,845		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,448,305	0.1

See Accompanying Notes to Financial Statements
63

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
3,020,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.725%, 10/15/37	$2,784,200	0.1
21,299,707	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	2,385,859	0.1
15,180,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	432,533	0.0
9,970,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	9,956,162	0.5
2,671,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	2,709,098	0.1
2,220,280		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	1,866,618	0.1
2,992,794		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	2,582,099	0.1
3,385,608		JP Morgan Mortgage Trust, 6.500%, 08/25/36	3,036,072	0.2
361,140		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	362,830	0.0
532,416	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	533,160	0.0
500,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	510,443	0.0
880,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	975,738	0.0
2,800,000	#	LB Commercial Mortgage Trust 2007-C3, 6.081%, 07/15/44	3,113,775	0.1
1,710,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	1,802,386	0.1
Principal Amount†			Value	Percentage of Net Assets
36,097,153	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	$1,068,476	0.1
1,510,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	1,498,079	0.1
2,175,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.081%, 06/15/38	2,024,678	0.1
35,405,585	#,^	LB-UBS Commercial Mortgage Trust, 0.337%, 11/15/38	596,177	0.0
150,805,867	#,^	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	3,010,251	0.1
1,310,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	1,183,142	0.1
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	2,034,387	0.1
2,120,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	1,657,884	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,459,723	0.2
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,140,261	0.2
4,040,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	3,807,555	0.2
9,370,090		LB-UBS Commercial Mortgage Trust, 4.983%-6.081%, 02/15/31-11/15/40	9,291,722	0.4
22,776,660	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	1,753,821	0.1
27,800,206	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	2,875,250	0.1
13,561,898	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	1,580,592	0.1
846,250	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	819,221	0.1
800,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	799,806	0.0

See Accompanying Notes to Financial Statements
64

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
4,930,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	$5,008,897	0.2
2,450,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.150%, 04/14/40	2,444,790	0.1
4,110,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	3,693,585	0.2
3,240,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	3,255,162	0.2
1,954,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	2,000,727	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	733,332	0.0
2,575,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,489,582	0.1
2,585,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,438,839	0.1
375,972	#	Morgan Stanley Capital I, 7.350%, 07/15/32	396,451	0.0
3,490,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	3,694,004	0.2
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.644%, 07/15/33	1,152,617	0.1
14,658,000		Morgan Stanley Capital I, 5.073%-5.336%, 06/15/40-08/13/42	15,135,621	0.7
2,890,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	3,109,351	0.1
49,680,426	#,^	RBSCF Trust, 1.109%, 04/15/24	667,998	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,333,834	0.3
12,563,700		Residential Accredit Loans, Inc., 0.363%, 01/25/37	9,129,048	0.4
15,051,853		Residential Accredit Loans, Inc., 0.643%, 12/25/36	7,854,802	0.4
Principal Amount†			Value	Percentage of Net Assets
4,000,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	$4,093,476	0.2
2,848,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	2,862,391	0.2
2,400,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	2,416,762	0.1
4,110,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	4,279,147	0.2
19,942,278	#,^	UBS-Barclays Commercial Mortgage Trust, 1.968%, 05/10/63	1,918,814	0.1
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	676,395	0.0
4,305,363		Washington Mutual Alternative Mortgage Pass- Through Certificates, 6.000%, 11/25/35	3,648,371	0.2
1,879,334		Washington Mutual Mortgage Pass- through Certificates, 6.000%, 06/25/34	2,007,596	0.1
2,537,864		WaMu Mortgage Pass Through Certificates, 2.444%-5.703%, 10/25/35-10/25/36	2,061,355	0.1
3,224,835		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,850,167	0.1
5,101,057		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.605%, 05/25/36	4,665,215	0.2
28,007,263	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	2,833,542	0.1
13,853,202	#,^	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	1,696,552	0.1
992,722		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	998,279	0.0

See Accompanying Notes to Financial Statements
65

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
3,397,979	#	Wells Fargo Mortgage-Backed Securities Trust, 5.235%, 06/26/35	$3,201,770	0.2
3,279,783		Wells Fargo Mortgage Backed Securities Trust, 5.062%-5.592%, 05/25/35-04/25/36	3,205,493	0.2
34,520,560		Other Securities	30,261,254	1.4
		Total Collateralized Mortgage Obligations (Cost $351,682,246)	361,155,036	17.2
ASSET-BACKED SECURITIES: 9.4%
		Automobile Asset-Backed Securities: 0.5%
2,500,000	#	Motor PLC, 1.286%, 02/25/20	2,507,052	0.1
1,000,000		SMART Trust/ Australia, 1.180%, 02/14/19	987,600	0.0
3,300,000		SMART Trust, 1.050%, 10/14/18	3,293,885	0.2
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,291,030	0.2
			11,079,567	0.5
		Credit Card Asset-Backed Securities: 0.8%
4,200,000	#	Cards II Trust, 0.643%, 09/15/17	4,212,626	0.2
5,400,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	5,439,793	0.3
7,000,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	7,025,851	0.3
			16,678,270	0.8
		Home Equity Asset-Backed Securities: 0.4%
14,987,395		GSAA Trust, 0.253%-0.283%, 10/25/36-12/25/36	7,483,854	0.4
1,045,517		Other Securities	1,027,993	0.0
			8,511,847	0.4
		Other Asset-Backed Securities: 7.7%
1,464,736	#	Aimco CDO, 0.526%, 10/20/19	1,436,096	0.1
4,175,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	4,173,280	0.2
1,000,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	969,940	0.0
2,060,000	#	Apidos CDO II, 1.076%, 12/21/18	1,951,920	0.1
Principal Amount†			Value	Percentage of Net Assets
1,650,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 4.276%, 10/16/20	$1,652,238	0.1
3,425,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	3,433,487	0.1
2,200,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	2,152,715	0.1
4,699,695	#	Ares VR CLO Ltd., 2.174%, 02/24/18	4,548,228	0.2
3,372,649	#	ARES X CLO Ltd., 2.273%, 09/18/17	3,369,516	0.2
4,315,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	4,165,326	0.2
664,266	#	Atrium CDO Corp., 0.603%, 10/27/16	661,081	0.0
1,525,000	#	Atrium III, 2.273%, 10/27/16	1,480,369	0.1
1,250,000	#	Atrium IV, 2.124%, 06/08/19	1,218,429	0.1
3,000,000	#	Avalon Capital Ltd 3, 1.074%, 02/24/19	2,931,063	0.1
2,400,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	2,358,034	0.1
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.692%, 06/20/17	1,517,262	0.1
2,343,338	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	2,331,621	0.1
1,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.526%, 01/21/21	1,225,651	0.1
3,076,180	#	Castle Garden Funding, 0.535%, 10/27/20	3,043,345	0.1
2,500,000	#	Castle Garden Funding, 1.025%, 10/27/20	2,457,690	0.1
1,000,000	#	Castle Garden Funding, 5.025%, 10/27/20	1,000,871	0.1
1,700,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,820,318	0.1
4,500,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	4,276,827	0.2
1,610,022	#,+	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,638,031	0.1

See Accompanying Notes to Financial Statements
66

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Other Asset-Backed Securities (continued)
4,250,000	#	Eaton Vance CDO IX Ltd., 0.926%, 04/20/19	$3,955,207	0.2
3,365,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	3,354,619	0.1
3,725,789	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	3,701,818	0.2
2,575,000	#	Fraser Sullivan CLO II Ltd., 0.672%, 12/20/20	2,438,419	0.1
1,000,000	#	Fraser Sullivan CLO II Ltd., 0.992%, 12/20/20	943,342	0.1
540,076	#	Galaxy CLO Ltd, 0.728%, 04/17/17	539,958	0.0
1,032,000	#	Gulf Stream - Compass CLO 2005-I Ltd., 1.025%, 05/15/17	1,022,344	0.0
6,100,000	#	Gulf Stream - Compass CLO 2005-I Ltd, 2.175%, 05/15/17	5,936,605	0.3
3,000,000	#	Gulf Stream - Compass CLO 2005-II Ltd, 1.075%, 01/24/20	2,934,837	0.1
3,475,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.276%, 10/28/19	3,342,293	0.2
2,850,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	2,665,175	0.1
5,745,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	5,470,038	0.3
4,100,000	#	Gulf Stream - Sextant CLO Ltd., 0.614%, 08/21/20	4,026,782	0.2
4,423,321	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	4,414,183	0.2
6,500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	6,402,468	0.3
2,225,000	#	Halcyon Structured Asset Management Long Secured/ Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	2,146,867	0.1
Principal Amount†			Value	Percentage of Net Assets
955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.573%, 08/07/21	$917,893	0.0
3,630,000	#	Halcyon Structured Asset Management Long Secured/ Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	3,541,239	0.2
1,250,000	#	Hewett's Island CDO Ltd., 1.225%, 08/09/17	1,228,632	0.1
3,500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	3,380,822	0.2
3,623,795	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	3,560,368	0.2
3,740,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	3,739,274	0.2
2,800,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	2,799,594	0.1
2,047,885	#	Mesa West Capital CDO Ltd., 0.453%, 02/25/47	1,971,089	0.1
1,250,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	1,215,711	0.0
1,500,000	#	Oak Hill Credit Partners IV Ltd, 1.974%, 05/17/21	1,424,757	0.1
2,600,000	#	Stanfield Veyron CLO Ltd., 0.677%, 07/15/18	2,504,653	0.1
3,900,000	#	Stanfield Veyron CLO Ltd., 0.957%, 07/15/18	3,701,576	0.2
1,000,000	#	Venture IV CDO Ltd., 2.425%, 08/15/16	990,863	0.0
2,875,000	#	WhiteHorse III Ltd./ Corp, 1.024%, 05/01/18	2,762,484	0.1
233,810	#	Whitney CLO Ltd., 0.725%, 03/01/17	233,692	0.0
3,275,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	3,274,718	0.2
16,149,823		Other Securities	15,036,285	0.7
			161,391,943	7.7
		Total Asset-Backed Securities (Cost $197,890,454)	197,661,627	9.4

See Accompanying Notes to Financial Statements
67

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 14.9%
		Treasury Inflation Indexed Protected Securities: 1.8%
37,724,366		0.125%, due 01/15/22	$36,944,830	1.8
		U.S. Treasury Bonds: 3.9%
25,279,000		1.750%, due 05/15/23	23,661,548	1.1
13,434,000		2.000%, due 02/15/22	13,132,783	0.6
48,563,000		3.125%, due 02/15/43	45,398,829	2.2
			82,193,160	3.9
		U.S. Treasury Notes: 9.2%
26,500,000		0.375%, due 06/30/15	26,507,235	1.2
44,342,000		0.500%, due 06/15/16	44,149,733	2.1
96,440,000		1.375%, due 06/30/18	96,353,397	4.6
8,157,000		1.375%, due 05/31/20	7,867,361	0.4
12,942,000		1.875%, due 06/30/20	12,886,893	0.6
5,788,000		0.250%-1.000%, due 05/31/15- 05/31/18	5,765,036	0.3
			193,529,655	9.2
		Total U.S. Treasury Obligations (Cost $316,723,333)	312,667,645	14.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.0%
		Federal Home Loan Mortgage Corporation##: 8.2%
7,775,362		3.000%, due 02/01/27	8,016,059	0.4
5,000,000	^	4.000%, due 11/15/38	1,349,831	0.1
7,032,339		4.000%, due 10/01/41	7,335,087	0.4
8,182,864		4.000%, due 12/01/41	8,535,143	0.4
5,644,616		4.500%, due 10/01/41	5,962,368	0.3
1,529,903	^	4.846%, due 03/15/33	1,628,045	0.1
4,783,754	^	5.000%, due 02/15/40	890,781	0.0
19,179,154		5.500%, due 02/15/36	21,203,716	1.0
Principal Amount†			Value	Percentage of Net Assets
6,289,179		5.500%, due 08/15/36	$7,059,754	0.3
7,446,092		5.500%, due 06/15/37	8,086,106	0.4
6,640,093	^	5.808%, due 05/15/36	897,192	0.0
8,059,726	^	5.858%, due 07/15/40	1,372,578	0.1
1,508,525	^	6.000%, due 04/15/33	295,158	0.0
14,402,595		6.000%, due 10/15/37	15,906,767	0.8
5,924,864	^	6.293%, due 06/15/36	947,254	0.0
16,705,439	^	6.358%, due 05/15/41	3,474,669	0.2
6,604,599	^	6.408%, due 09/15/33	955,356	0.0
72,723,397	W	2.439%-19.283%, due 08/15/16- 01/15/42	78,086,675	3.7
			172,002,539	8.2
		Federal National Mortgage Association##: 18.3%
12,000,000	W	2.500%, due 05/25/27	12,046,874	0.6
41,390,000	W	3.000%, due 05/25/27	42,495,891	2.0
12,323,195	^	3.000%, due 10/25/32	1,645,638	0.1
23,861,000	W	3.000%, due 05/25/42	23,189,908	1.1
70,285,000	W	3.500%, due 03/25/27	72,118,996	3.4
33,747,000	W	3.500%, due 03/25/41	34,073,922	1.6
2,383,510	^	4.000%, due 11/01/18	154,931	0.0
22,907,000	W	4.000%, due 02/25/39	23,870,704	1.1
6,913,950		4.000%, due 02/01/42	7,219,774	0.4
5,956,783		4.000%, due 03/01/42	6,228,566	0.3
10,644,931		4.000%, due 07/01/42	11,130,615	0.5
17,741,000	W	4.500%, due 08/01/39	18,744,475	0.9
9,003,559		4.500%, due 09/01/41	9,549,327	0.5
5,644,101		4.500%, due 10/01/41	5,986,229	0.3
7,595,303	^	5.000%, due 05/25/18	546,181	0.0

See Accompanying Notes to Financial Statements
68

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association## (continued)
8,868,781		5.000%, due 07/01/37	$9,595,752	0.5
16,343,680	^	5.500%, due 11/25/40	2,193,495	0.1
2,399,102	^	6.000%, due 08/25/33	427,477	0.0
8,701,083	^	6.257%, due 02/25/42	1,680,974	0.1
3,745,662	^	6.507%, due 08/25/26	482,923	0.0
11,651,759	^	6.547%, due 01/25/37	1,854,768	0.1
27,376,412	^	6.557%, due 10/25/35	4,807,424	0.2
88,142,073		2.216%-32.485%, due 06/01/16- 07/01/42	95,241,749	4.5
			385,286,593	18.3
		Government National Mortgage Association: 4.5%
34,218,000	W	3.000%, due 07/01/43	33,838,396	1.6
18,569,941	^	4.000%, due 08/16/26	2,247,695	0.1
14,389,330	^	4.500%, due 12/20/37	1,717,870	0.1
7,401,133		4.500%, due 04/15/39	7,886,633	0.4
6,087,413		4.500%, due 08/20/41	6,527,245	0.3
21,374,350	^	5.000%, due 06/16/39	782,592	0.0
5,467,613	^	5.000%, due 11/20/39	870,538	0.0
7,969,859	^	5.000%, due 10/20/40	1,021,815	0.0
12,078,860	^	5.658%, due 06/20/40	1,690,886	0.1
11,524,021	^	6.008%, due 06/20/38	1,139,372	0.1
17,414,536	^	6.008%, due 04/20/39	2,398,969	0.1
12,905,434	^	6.108%, due 05/20/39	1,312,160	0.1
8,784,050	^	6.208%, due 04/20/38	1,143,791	0.1
5,304,491	^	6.308%, due 05/16/38	747,202	0.0
13,694,903	^	6.308%, due 01/16/39	2,501,646	0.1
Principal Amount†				Value	Percentage of Net Assets
	9,273,721	^	6.458%, due 09/16/40	$1,801,000	0.1
	4,014,564	^	6.578%, due 02/16/35	770,136	0.0
	11,243,762	^	6.795%, due 04/20/36	1,312,822	0.1
	21,944,048		1.625%-24.594%, due 04/20/28- 10/20/60	24,706,423	1.2
				94,417,191	4.5
			Total U.S. Government Agency Obligations (Cost $636,098,001)	651,706,323	31.0
FOREIGN GOVERNMENT BONDS: 1.6%
BRL	62,000,000	Z	Brazil Letras do Tesouro Nacional, 8.361%, 04/01/15	23,451,904	1.1
BRL	27,360,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	11,513,275	0.5
			Total Foreign Government Bonds (Cost $38,139,280)	34,965,179	1.6
Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 1.1%
			Financials: 1.1%
	260,391	@,P	US Bancorp	$6,727,761	0.3
	621,286		Other Securities	15,473,569	0.8
			Total Preferred Stock (Cost $22,047,723)	22,201,330	1.1
INVESTMENT COMPANIES: 11.6%
			Affiliated Investment Companies: 11.6%
	4,207,520		ING Emerging Markets Corporate Debt Fund - Class P	40,981,248	1.9
	10,297,919		ING Emerging Markets Hard Currency Sovereign Debt Fund - Class P	96,594,482	4.6

See Accompanying Notes to Financial Statements
69

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES (continued)
5,495,122	ING Emerging Markets Local Currency Debt Fund - Class P	$50,445,220	2.4
1,292,608	ING High Yield Bond Fund - Class P	10,470,129	0.5
4,432,524	ING Investment Grade Credit Fund - Class P	45,920,947	2.2
	Total Investment Companies (Cost $258,463,425)	244,412,026	11.6
	Total Long-Term Investments (Cost $2,349,690,136)	2,348,023,329	111.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Commercial Paper: 1.1%
7,500,000	Con Edison, 0.300%, 07/11/13	$7,499,312	0.4
2,500,000	Dominion Resources Inc., 0.270%, 07/15/13	2,499,719	0.1
1,573,000	Kinder Morgan, 0.300%, 07/22/13	1,572,712	0.1
1,500,000	VW Credit, Inc., 0.280%, 07/15/13	1,499,825	0.0
10,000,000	VW Credit, Inc., 0.280%, 07/16/13	9,998,756	0.5
		23,070,324	1.1
	Securities Lending Collateralcc(1): 0.4%
2,134,359	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,134,380, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,177,055, due 07/03/13- 05/15/37)	2,134,359	0.1
Principal Amount†		Value	Percentage of Net Assets
449,333	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $449,339, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $458,320, due 07/05/13- 08/15/21)	$449,333	0.0
2,134,359	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $2,177,092, due 05/01/15- 01/01/47)	2,134,359	0.1
2,134,359	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $2,177,046, due 06/01/18- 04/01/43)	2,134,359	0.1

See Accompanying Notes to Financial Statements
70

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc(1) (continued)
2,134,359	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,134,387, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,177,046, due 12/04/13- 08/27/32)	$2,134,359	0.1
		8,986,769	0.4
	Total Short-Term Investments (Cost $32,057,093)	32,057,093	1.5
	Total Investments in Securities (Cost $2,381,747,229)	$2,380,080,422	113.2
	Liabilities in Excess of Other Assets	(278,168,672)	(13.2)
	Net Assets	$2,101,911,750	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  The grouping contains securities in default.

(b)  This grouping contains securities on loan.

BRL  Brazilian Real

  Cost for federal income tax purposes is $2,385,433,848.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$56,886,675
Gross Unrealized Depreciation	(62,240,101)
Net Unrealized Depreciation	$(5,353,426)

See Accompanying Notes to Financial Statements
71

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Preferred Stock	$22,201,330	$—	$—	$22,201,330
Corporate Bonds/Notes	—	513,504,163	9,750,000	523,254,163
Collateralized Mortgage Obligations	—	358,968,884	2,186,152	361,155,036
Short-Term Investments	—	32,057,093	—	32,057,093
U.S. Treasury Obligations	—	312,667,645	—	312,667,645
Foreign Government Bonds	—	34,965,179	—	34,965,179
Investment Companies	244,412,026	—	—	244,412,026
Asset-Backed Securities	—	195,690,538	1,971,089	197,661,627
U.S. Government Agency Obligations	—	651,706,323	—	651,706,323
Total Investments, at fair value	$266,613,356	$2,099,559,825	$13,907,241	$2,380,080,422
Other Financial Instruments+
Futures	611,692	—	—	611,692
Forward Foreign Currency Contracts	—	6,809,405	—	6,809,405
Total Assets	$267,225,048	$2,106,369,230	$13,907,241	$2,387,501,519
Liabilities Table
Other Financial Instruments+
Futures	$(568,728)	$—	$—	$(568,728)
Forward Foreign Currency Contracts	—	(2,449,054)	—	(2,449,054)
Total Liabilities	$(568,728)	$(2,449,054)	$—	$(3,017,782)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/12	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 06/30/13	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$65,302,417	$—	$(20,355,405)	$(3,965,764)	$40,981,248	$1,559,972	$1,119,594	$—
ING Emerging Markets Hard Currency Debt Fund — Class P	107,201,338	—	—	(10,606,856)	96,594,482	2,634,208	—	—
ING Emerging Markets Local Currency Debt Fund — Class P	83,280,000	—	(25,048,781)	(7,786,000)	50,445,220	2,373,600	626,220	—
ING High Yield Bond Fund — Class P	—	10,663,584	—	(193,455)	10,470,129	19,774	—	—
ING Investment Grade Credit Fund — Class P	—	46,540,614	—	(619,667)	45,920,947	—	—	—
	$255,783,755	$57,204,198	$(45,404,186)	$(23,171,740)	$244,412,026	$6,587,554	$1,745,814	$—

See Accompanying Notes to Financial Statements
72

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Brazilian Real	4,781,583	Buy	07/12/13	$2,224,509	$2,137,919	$(86,590)
Citigroup, Inc.	Brazilian Real	7,277,322	Buy	07/12/13	3,543,000	3,253,803	(289,197)
Citigroup, Inc.	Indonesian Rupiah	52,884,352,940	Buy	08/23/13	5,059,735	5,295,469	235,734
Citigroup, Inc.	Singapore Dollar	960,891	Buy	08/23/13	770,447	758,165	(12,282)
Citigroup, Inc.	Czech Koruna	15,217,477	Buy	08/23/13	768,988	761,622	(7,366)
Citigroup, Inc.	EU Euro	1,431,568	Buy	07/12/13	1,880,865	1,863,470	(17,395)
Citigroup, Inc.	Chinese Yuan	35,736,436	Buy	08/09/13	5,672,000	5,802,662	130,662
Deutsche Bank AG	Chinese Offshore Yuan	35,546,565	Buy	01/14/14	5,645,000	5,711,330	66,330
Deutsche Bank AG	Chinese Offshore Yuan	2,672,177	Buy	01/14/14	428,598	429,344	746
Deutsche Bank AG	Colombian Peso	2,362,794,720	Buy	07/12/13	1,276,000	1,228,216	(47,784)
Deutsche Bank AG	South Korean Won	1,305,178,470	Buy	08/23/13	1,161,604	1,139,821	(21,783)
Deutsche Bank AG	Chinese Yuan	3,389,103	Buy	08/09/13	547,000	550,302	3,302
Deutsche Bank AG	Philippine Peso	570,626,948	Buy	07/12/13	14,003,115	13,207,072	(796,043)
Deutsche Bank AG	Colombian Peso	10,018,159,000	Buy	07/12/13	5,458,000	5,207,589	(250,411)
Deutsche Bank AG	Chinese Yuan	31,258,308	Buy	08/09/13	4,964,000	5,075,531	111,531
Deutsche Bank AG	Chinese Offshore Yuan	1,781,258	Buy	01/14/14	287,000	286,198	(802)
HSBC	Philippine Peso	20,129,658	Buy	07/12/13	488,000	465,898	(22,102)
HSBC	Polish Zloty	9,019,633	Buy	08/23/13	2,740,000	2,705,400	(34,600)
JPMorgan Chase & Co.	Brazilian Real	5,182,926	Buy	07/12/13	2,406,187	2,317,366	(88,821)
JPMorgan Chase & Co.	Chilean Peso	270,540,360	Buy	07/12/13	554,000	531,538	(22,462)
JPMorgan Chase & Co.	EU Euro	81,588	Buy	07/12/13	105,000	106,204	1,204
							$(1,148,129)
Barclays Bank PLC	Turkish Lira	9,829,816	Sell	08/23/13	5,128,064	5,053,785	74,279
Barclays Bank PLC	Thai Baht	117,833,548	Sell	08/23/13	3,782,778	3,788,417	(5,639)
Barclays Bank PLC	Indian Rupee	45,436,038	Sell	08/23/13	792,712	757,379	35,333
Barclays Bank PLC	Romanian New Leu	1,951,487	Sell	08/23/13	566,854	565,546	1,308
Citigroup, Inc.	Polish Zloty	20,503,827	Sell	08/23/13	6,258,456	6,150,034	108,422
Citigroup, Inc.	Colombian Peso	12,348,750,000	Sell	07/12/13	6,675,000	6,419,066	255,934
Citigroup, Inc.	Philippine Peso	181,548,775	Sell	07/12/13	4,447,000	4,201,918	245,082
Deutsche Bank AG	Chinese Offshore Yuan	40,000,000	Sell	01/14/14	6,345,681	6,426,871	(81,190)
Deutsche Bank AG	South African Rand	47,731,665	Sell	08/23/13	4,670,879	4,791,109	(120,230)
Deutsche Bank AG	Malaysian Ringgit	16,820,052	Sell	08/23/13	5,334,788	5,304,743	30,045
Deutsche Bank AG	Peruvian Nuevo Sol	5,461,503	Sell	08/23/13	1,973,799	1,954,000	19,799
Deutsche Bank AG	Mexican Peso	65,707,552	Sell	08/23/13	5,097,560	5,046,612	50,948
Deutsche Bank AG	Brazilian Real	105,237,690	Sell	07/12/13	51,561,828	47,053,396	4,508,432
Deutsche Bank AG	Hungarian Forint	720,846,235	Sell	09/20/13	3,157,641	3,155,616	2,025
Deutsche Bank AG	Philippine Peso	254,217,275	Sell	07/12/13	6,227,000	5,883,820	343,180
Deutsche Bank AG	Philippine Peso	180,035,200	Sell	07/12/13	4,430,000	4,166,887	263,113
Deutsche Bank AG	Colombian Peso	5,571,206,670	Sell	07/12/13	3,065,836	2,895,997	169,839
Deutsche Bank AG	Chinese Yuan	76,000,000	Sell	08/09/13	12,089,398	12,340,411	(251,013)
Goldman Sachs & Co.	Chilean Peso	471,433,800	Sell	07/12/13	990,928	926,239	64,689
JPMorgan Chase & Co.	Indonesian Rupiah	52,884,352,940	Sell	08/23/13	5,071,867	5,295,469	(223,602)
JPMorgan Chase & Co.	Indonesian Rupiah	52,884,352,940	Sell	08/23/13	5,225,726	5,295,468	(69,742)
JPMorgan Chase & Co.	Russian Ruble	186,156,369	Sell	08/23/13	5,698,693	5,611,225	87,468
							$5,508,480

ING Intermediate Bond Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	808	09/30/13	$177,760,000	$(153,701)
U.S. Treasury 5-Year Note	249	09/30/13	30,140,673	(71,935)
U.S. Treasury Ultra Long Bond	58	09/19/13	8,544,125	(343,092)
			$216,444,798	$(568,728)
Short Contracts
U.S. Treasury 10-Year Note	(205)	09/19/13	$(25,945,312)	$537,898
U.S. Treasury Long Bond	(138)	09/19/13	(18,746,438)	73,794
			$(44,691,750)	$611,692

See Accompanying Notes to Financial Statements
73

  SUMMARY PORTFOLIO OF INVESTMENTS
ING INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$6,809,405
Interest rate contracts	Net Assets — Unrealized appreciation*	611,692
Total Asset Derivatives		$7,421,097
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,449,054
Interest rate contracts	Net Assets — Unrealized depreciation*	568,728
Total Liability Derivatives		$3,017,782

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign Currency Related Transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(758,240)	$(758,240)
Foreign exchange contracts	—	(3,204,229)	—	—	(3,204,229)
Interest rate contracts	(932,644)	—	4,278,501	(3,666,838)	(320,981)
Total	$(932,644)	$(3,204,229)	$4,278,501	$(4,425,078)	$(4,283,450)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign Currency Related Transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$3,564,016	$3,564,016
Foreign exchange contracts	—	6,242,655	—	—	6,242,655
Interest rate contracts	848,066	—	(1,118,995)	4,776,628	4,505,699
Total	$848,066	$6,242,655	$(1,118,995)	$8,340,644	$14,312,370

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$110,920	$975,834	$5,569,290	$64,689	$—	$88,672	$6,809,405
Total Assets	$110,920	$975,834	$5,569,290	$64,689	$—	$88,672	$6,809,405
Liabilities:
Forward foreign currency contracts	$92,229	$326,240	$1,569,256	$—	$56,702	$404,627	$2,449,054
Total Liabilities	$92,229	$326,240	$1,569,256	$—	$56,702	$404,627	$2,449,054
Net OTC derivative instruments by counterparty, at fair value	$18,691	$649,594	$4,000,034	$64,689	$(56,702)	$(315,955)	$4,360,351
Total collateral pledged by Portfolio/ (Received from counterparty)	$—	$(1,009,000)	$(4,100,000)	$—		$—	$(5,109,000)
Net Exposure(1)	$18,691	$(359,406)	$(99,966)	$64,689	$(56,702)	$(315,955)	$(748,649)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
74

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

Other Note	27.9%
Asset Backed Commercial Paper	24.6%
Government Agency Debt	14.3%
Financial Company Commercial Paper	11.8%
Government Agency Repurchase Agreement	9.2%
Certificates of Deposit	7.0%
Other Instrument	3.2%
Treasury Debt	1.9%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 24.6%
9,500,000		Barton Capital LLC, 0.090%,due 07/02/13	$9,499,976	1.1
19,000,000		Barton Capital LLC, 0.100%,due 07/01/13	19,000,000	2.2
36,250,000		Concord Minutement Capital Co., 0.200%, due 08/23/13	36,239,326	4.1
2,500,000		Concord Minutement Capital Co., 0.240%, due 08/16/13	2,499,233	0.3
38,500,000		Crown Point Capital Co., 0.200%,due 08/23/13	38,488,664	4.4
20,250,000		Jupiter Securitization Company LLC, 0.220%, due 10/04/13	20,238,244	2.3
3,000,000		Jupiter Securitization Company LLC, 0.240%, due 11/22/13	2,997,120	0.3
4,750,000		Jupiter Securitization Company LLC, 0.240%, due 12/11/13	4,744,838	0.5
9,000,000		Jupiter Securitization Company LLC, 0.240%, due 12/17/13	8,989,860	1.0
1,000,000		Old Line Funding LLC, 0.200%,due 10/21/13	999,378	0.1
17,750,000	#	Old Line Funding LLC, 0.214%,due 07/04/13	17,750,000	2.0
17,750,000		Old Line Funding LLC, 0.240%,due 12/20/13	17,729,647	2.0
5,000,000		Thunder Bay Funding LLC, 0.200%,due 10/10/13	4,997,194	0.6
4,000,000		Thunder Bay Funding LLC, 0.210%,due 07/01/13	4,000,000	0.5
17,200,000		Thunder Bay Funding LLC, 0.230%,due 12/06/13	17,182,638	2.0
Principal Amount†			Value	Percentage of Net Assets
10,500,000		Thunder Bay Funding LLC, 0.260%,due 09/23/13	$10,493,630	1.2
		Total Asset Backed Commercial Paper (Cost $215,849,748)	215,849,748	24.6
CERTIFICATES OF DEPOSIT: 7.0%
11,000,000		Australia & New Zealand Banking Group, 0.180%,due 07/03/13	11,000,024	1.3
7,000,000		Royal Bank of Canada NY, 0.688%,due 07/01/14	7,006,810	0.8
15,500,000		Standard Chartered Bank NY, 0.310%, due 10/07/13	15,501,050	1.8
250,000		Standard Chartered Bank NY, 0.330%, due 07/09/13	250,007	0.0
12,250,000		Svenska Handelsbanken NY, 0.255%, due 07/12/13	12,250,430	1.4
9,750,000		Toronto Dominion Bank NY, 0.305%, due 07/19/13	9,750,365	1.1
5,500,000		Westpac Banking Corp./NY, 0.353%, due 08/01/13	5,499,050	0.6
		Total Certificates of Deposit (Cost $61,257,736)	61,257,736	7.0
FINANCIAL COMPANY COMMERCIAL PAPER: 11.8%
19,000,000		ASB Finance Ltd. London, 0.100%,due 07/01/13	19,000,000	2.2
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 07/18/13	14,500,000	1.6
500,000	#	Australia & New Zealand Banking Group Ltd., 0.372%,due 08/16/13	500,026	0.0
850,000		Commonwealth Bank of Australia, 0.140%, due 07/08/13	849,977	0.1
13,000,000		Commonwealth Bank of Australia, 0.170%, due 08/14/13	12,997,299	1.5
20,000,000		Deutsche Bank Finl LLC, 0.391%,due 07/01/13	20,000,000	2.3
6,250,000		HSBC Bank PLC, 0.452%, due 08/05/13	6,247,266	0.7
10,250,000		Rabobank USA Finance Corp., 0.261%, due 07/01/13	10,250,000	1.2
19,000,000		Toronto Dominion Holding USA, 0.080%, due 07/16/13	18,999,366	2.2
		Total Financial Company Commercial Paper (Cost $103,343,934)	103,343,934	11.8

See Accompanying Notes to Financial Statements
75

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
GOVERNMENT AGENCY DEBT: 14.3%
28,000,000		Federal Home Loan Bank Discount Notes, 0.075%,due 08/09/13	$27,997,725	3.2
83,750,000		Federal Home Loan Bank Discount Notes, 0.082%,due 08/21/13	83,740,264	9.5
1,250,000		Federal Home Loan Bank Discount Notes, 0.090%,due 08/23/13	1,249,834	0.1
12,750,000		Freddie Mac Discount Notes, 0.080%, due 08/12/13	12,748,810	1.5
		Total Government Agency Debt (Cost $125,736,633)	125,736,633	14.3
GOVERNMENT AGENCY REPURCHASE AGREEMENT: 9.2%
31,233,000		Deutsche Bank Repurchase Agreement dated 06/28/13, 0.180%, due 07/01/13, $31,233,469 to be received upon repurchase (Collateralized by $32,187,000, Freddie Mac Note, 1.000%, Market Value plus accrued interest $31,858,585 due 07/28/17)	31,233,000	3.5
50,000,000		Goldman Sachs Repurchase Agreement dated 06/28/13, 0.110%, due 07/01/13, $50,000,458 to be received upon repurchase (Collateralized by $50,993,000, Federal Farm Credit Bank Bond, 0.193%, Market Value plus accrued interest $51,000,897 due 09/14/15)	50,000,000	5.7
		Total Government Agency Repurchase Agreement (Cost $81,233,000)	81,233,000	9.2
OTHER INSTRUMENT: 3.2%
28,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%, due 07/01/13	28,000,000	3.2
		Total Other Instrument (Cost $28,000,000)	28,000,000	3.2
OTHER NOTE: 27.9%
10,000,000	#	American Honda Finance, 0.331%,due 09/05/13	10,000,000	1.1
750,000	#	American Honda Finance, 0.913%,due 08/05/13	750,441	0.1
Principal Amount†			Value	Percentage of Net Assets
1,300,000	#	American Honda Finance, 1.625%,due 09/20/13	$1,303,841	0.2
2,705,000	#	ANZ New Zealand Int'l Ltd., 1.280%, due 09/20/13	2,716,598	0.3
3,750,000	#	ANZ New Zealand Int'l Ltd., 6.200%, due 07/19/13	3,760,957	0.4
1,750,000	#	Australia & New Zealand Banking Group Ltd., 2.125%,due 01/10/14	1,766,104	0.2
5,280,000		Bottling Group LLC, 5.000%,due 11/15/13	5,371,983	0.6
450,000		Caterpillar Financial Services Corp., 6.200%, due 09/30/13	456,676	0.1
230,000	#	Commonwealth Bank of Australia, 2.125%, due 03/17/14	232,830	0.0
802,000		Commonwealth Bank of Australia, 3.000%, due 09/20/13	806,729	0.1
2,400,000		General Electric Capital Corp., 0.280%, due 09/20/13	2,399,763	0.3
204,000		General Electric Capital Corp., 3.125%, due 03/12/14	207,632	0.0
1,400,000	#	HSBC Bank PLC, 0.925%, due 08/12/13	1,401,043	0.2
4,750,000	#	HSBC Bank PLC, 1.625%, due 08/12/13	4,756,664	0.5
3,900,000		JPMorgan Chase & Co., 1.023%,due 09/15/13	3,921,468	0.4
2,400,000		JPMorgan Chase & Co., 4.650%,due 06/01/14	2,489,269	0.3
3,000,000		JPMorgan Chase Bank NA, 0.331%,due 07/22/13	2,996,217	0.3
10,500,000		JPMorgan Chase Bank NA, 0.356%,due 07/22/13	10,500,000	1.2
1,776,923	#	Motor PLC, 0.683%, due 09/25/13	1,776,923	0.2
8,035,000		Pepsico, Inc., 0.875%, due 10/25/13	8,049,309	0.9
1,199,000		Pepsico, Inc., 3.750%, due 03/01/14	1,225,757	0.1
4,900,000	#	Rabobank Nederland, 4.200%,due 05/13/14	5,058,868	0.6
15,250,000	#	Royal Bank of Canada, 0.408%,due 07/02/13	15,250,000	1.7
20,500,000		Svenska Handelsbanken AB, 0.386%, due 07/04/13	20,500,000	2.3
2,000,000		Toronto Dominion Bank, 0.763%,due 08/01/13	2,003,077	0.2
7,500,000		Toyota Motor Credit Corp., 0.264%, due 09/11/13	7,500,000	0.9
11,000,000		Toyota Motor Credit Corp., 0.289%, due 08/24/13	11,000,000	1.3
4,500,000		Toyota Motor Credit Corp., 0.395%, due 07/25/13	4,500,000	0.5

See Accompanying Notes to Financial Statements
76

  PORTFOLIO OF INVESTMENTS
ING MONEY MARKET PORTFOLIO  AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
OTHER NOTE (continued)
9,500,000	Toyota Motor Credit Corp., 0.551%, due 07/19/13	$9,501,193	1.1
4,250,000	Toyota Motor Credit Corp., 0.678%, due 07/17/13	4,259,532	0.5
34,680,000	UBS AG Stamford CT, 2.250%,due 08/12/13	34,757,335	4.0
3,500,000	US Bancorp, 1.125%, due 10/30/13	3,507,727	0.4
3,118,000	US Bancorp, 1.375%, due 09/13/13	3,123,476	0.4
3,375,000	Wal-Mart Stores, Inc., 0.070%,due 07/17/13	3,374,895	0.4
30,750,000	Wells Fargo Bank NA, 0.380%,due 09/22/13	30,750,000	3.5
18,500,000	Westpac Banking Corp, 0.533%,due 07/29/13	18,500,000	2.1
4,250,000	Westpac Banking Corp, 0.533%,due 07/26/13	4,250,062	0.5
	Total Other Note (Cost $244,726,369)	244,726,369	27.9
Principal Amount†		Value	Percentage of Net Assets
TREASURY DEBT: 1.9%
17,000,000	United States Treasury Bill, 0.051%,due 09/26/13	$16,997,892	1.9
	Total Treasury Debt (Cost $16,997,892)	16,997,892	1.9
	Total Investments in Securities (Cost $877,145,312)	$877,145,312	99.9
	Assets in Excess of Other Liabilities	684,569	0.1
	Net Assets	$877,829,881	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Certificates of Deposit	$—	$61,257,736	$—	$61,257,736
Government Agency Debt	—	125,736,633	—	125,736,633
Government Agency Repurchase Agreement	—	81,233,000	—	81,233,000
Treasury Debt	—	16,997,892	—	16,997,892
Financial Company Commercial Paper	—	103,343,934	—	103,343,934
Other Note	—	244,726,369	—	244,726,369
Other Instrument	28,000,000	—	—	28,000,000
Asset Backed Commercial Paper	—	215,849,748	—	215,849,748
Total Investments, at fair value	$28,000,000	$849,145,312	$—	$877,145,312

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
77

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	22.9%
Industrials	18.0%
Information Technology	15.8%
Consumer Discretionary	15.2%
Health Care	8.9%
Energy	5.9%
Materials	5.2%
Utilities	2.8%
Consumer Staples	2.3%
Exchange-Traded Funds	1.3%
Assets in Excess of Other Liabilities*	1.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 15.2%
91,500	@	Bally Technologies, Inc.	$5,162,430	0.8
123,600		Cheesecake Factory	5,177,604	0.8
99,600	@	Childrens Place Retail Stores, Inc.	5,458,080	0.9
296,900	@	Express, Inc.	6,225,993	1.0
126,700	@	Jack in the Box, Inc.	4,978,043	0.8
287,211		La-Z-Boy, Inc.	5,821,767	0.9
108,557	@	Life Time Fitness, Inc.	5,439,791	0.9
107,000		Wolverine World Wide, Inc.	5,843,270	0.9
1,902,504		Other Securities (a)	51,489,263	8.2
			95,596,241	15.2
		Consumer Staples: 2.3%
436,825		Other Securities	14,401,992	2.3
		Energy: 5.9%
296,800	@,L	Bill Barrett Corp.	6,001,296	1.0
226,715	@	Carrizo Oil & Gas, Inc.	6,422,836	1.0
178,700	@	EPL Oil & Gas, Inc.	5,246,632	0.8
131,900	@	Unit Corp.	5,616,302	0.9
2,111,651		Other Securities (a)	13,661,904	2.2
			36,948,970	5.9
		Financials: 22.9%
126,400		American Campus Communities, Inc.	5,139,424	0.8
329,682		CubeSmart	5,268,318	0.8
818,150		DCT Industrial Trust, Inc.	5,849,773	0.9
229,779		First American Financial Corp.	5,064,329	0.8
302,825		FirstMerit Corp.	6,065,585	1.0
236,618		LaSalle Hotel Properties	5,844,465	0.9
94,136		ProAssurance Corp.	4,910,134	0.8
108,318		Prosperity Bancshares, Inc.	5,609,789	0.9
Shares			Value	Percentage of Net Assets
141,985	@	Stifel Financial Corp.	$5,064,605	0.8
481,900		Susquehanna Bancshares, Inc.	6,192,415	1.0
234,000		Webster Financial Corp.	6,009,120	1.0
132,255		Wintrust Financial Corp.	5,062,721	0.8
2,681,627		Other Securities	78,469,996	12.4
			144,550,674	22.9
		Health Care: 8.9%
144,145	@	Align Technology, Inc.	5,339,131	0.9
229,037	@	Healthsouth Corp.	6,596,266	1.0
1,385,635		Other Securities (a)	43,985,062	7.0
			55,920,459	8.9
		Industrials: 18.0%
191,085		Actuant Corp.	6,300,073	1.0
83,395		Acuity Brands, Inc.	6,297,990	1.0
186,500		Barnes Group, Inc.	5,593,135	0.9
435,000	@	Blount International, Inc.	5,141,700	0.8
211,600		Brady Corp.	6,502,468	1.0
385,600		Heartland Express, Inc.	5,348,272	0.9
145,196	@	HUB Group, Inc.	5,288,038	0.8
329,000	@	Orbital Sciences Corp.	5,714,730	0.9
70,500	@	Teledyne Technologies, Inc.	5,453,175	0.9
139,739		Waste Connections, Inc.	5,748,863	0.9
107,213		Watts Water Technologies, Inc.	4,861,037	0.8
140,452		Woodward Governor Co.	5,618,080	0.9
1,577,909		Other Securities (a)	45,569,840	7.2
			113,437,401	18.0
		Information Technology: 15.8%
195,700	@	Cardtronics, Inc.	5,401,320	0.8
129,589	@	Micros Systems, Inc.	5,591,766	0.9
238,340	@	Microsemi Corp.	5,422,235	0.9
217,600	@	Progress Software Corp.	5,006,976	0.8

See Accompanying Notes to Financial Statements
78

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
230,400	@	PTC, Inc.	$5,651,712	0.9
178,600	@	QLIK Technologies, Inc.	5,049,022	0.8
86,200	@	Sourcefire, Inc.	4,788,410	0.8
3,549,307		Other Securities (a)	62,388,438	9.9
			99,299,879	15.8
		Materials: 5.2%
132,820		Buckeye Technologies, Inc.	4,919,653	0.8
371,947		Commercial Metals Co.	5,493,657	0.9
173,000		HB Fuller Co.	6,541,130	1.0
1,569,150		Other Securities (a)	16,089,793	2.5
			33,044,233	5.2
		Utilities: 2.8%
145,097		El Paso Electric Co.	5,123,375	0.8
308,085		Other Securities	12,705,768	2.0
			17,829,143	2.8
		Total Common Stock (Cost $511,079,185)	611,028,992	97.0
EXCHANGE-TRADED FUNDS: 1.3%
84,400		iShares Russell 2000 Index Fund	8,200,304	1.3
		Total Exchange-Traded Funds (Cost $6,948,516)	8,200,304	1.3
		Total Long-Term Investments (Cost $518,027,701)	619,229,296	98.3
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		Securities Lending Collateralcc(1): 3.5%
5,240,573		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $5,240,672, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $5,345,385, due 07/15/13-05/01/51)	$5,240,573	0.8
Principal Amount†		Value	Percentage of Net Assets
5,240,573	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $5,240,625, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $5,345,405, due 07/03/13-05/15/37)	$5,240,573	0.9
1,103,258	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,103,272, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,125,323, due 07/05/13-08/15/21)	1,103,258	0.2
5,240,573	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,240,638, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $5,345,384, due 06/01/18-04/01/43)	5,240,573	0.8
5,240,573	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $5,240,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $5,345,385, due 12/04/13-08/27/32)	5,240,573	0.8
		22,065,550	3.5

See Accompanying Notes to Financial Statements
79

  SUMMARY PORTFOLIO OF INVESTMENTS
ING SMALL COMPANY PORTFOLIO   AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
8,296,237	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,296,237)	$8,296,237	1.3
	Total Short-Term Investments (Cost $30,361,787)	30,361,787	4.8
	Total Investments in Securities (Cost $548,389,488)	$649,591,083	103.1
	Liabilities in Excess of Other Assets	(19,349,621)	(3.1)
	Net Assets	$630,241,462	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)  Collateral received from brokers for securities lending was invested into these short-term investments.

(a)  This grouping contains securities on loan.

  Cost for federal income tax purposes is $554,790,943.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$121,394,637
Gross Unrealized Depreciation	(26,594,497)
Net Unrealized Appreciation	$94,800,140

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/13
Asset Table
Investments, at fair value
Common Stock*	$611,028,992	$—	$—	$611,028,992
Exchange-Traded Funds	8,200,304	—	—	8,200,304
Short-Term Investments	8,296,237	22,065,550	—	30,361,787
Total Investments, at fair value	$627,525,533	$22,065,550	$—	$649,591,083

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
80

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Variable Funds and ING Variable Portfolios, Inc. Registrants were held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for each Portfolio with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2  To approve a new investment sub-advisory agreement for each Portfolio between ING Investments and ING IM prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4  To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio's shareholders.

5  To elect 13 nominees to the Board.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Balanced Portfolio	1	*	30,555,708.030	2,188,562.220	2,232,050.363	0.000	34,976,320.613
	2	*	30,412,685.445	2,360,799.141	2,202,836.027	0.000	34,976,320.613
	4	*	24,303,959.108	3,911,440.808	6,760,920.697	0.000	34,976,320.613

*  Proposals Passed

ING Balanced Portfolio, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	33,810,074.947	1,166,245.666	0.000	0.000	34,976,320.613
John V. Boyer	5	*	33,693,860.137	1,282,460.476	0.000	0.000	34,976,320.613
Patricia W. Chadwick	5	*	33,803,120.947	1,173,199.666	0.000	0.000	34,976,320.613
Albert E. DePrince, Jr.	5	*	33,652,675.137	1,323,645.476	0.000	0.000	34,976,320.613
Peter S. Drotch	5	*	33,614,159.137	1,362,161.476	0.000	0.000	34,976,320.613
J. Michael Earley	5	*	33,597,832.137	1,378,488.476	0.000	0.000	34,976,320.613
Martin J. Gavin	5	*	33,592,211.137	1,384,109.476	0.000	0.000	34,976,320.613
Russell H. Jones	5	*	33,658,387.911	1,317,932.702	0.000	0.000	34,976,320.613
Patrick W. Kenny	5	*	33,498,888.137	1,477,432.476	0.000	0.000	34,976,320.613
Shaun P. Mathews	5	*	33,668,997.137	1,307,323.476	0.000	0.000	34,976,320.613
Joseph E. Obermeyer	5	*	33,564,965.137	1,411,355.476	0.000	0.000	34,976,320.613
Sheryl K. Pressler	5	*	33,852,426.947	1,123,893.666	0.000	0.000	34,976,320.613
Roger B. Vincent	5	*	33,621,958.137	1,354,362.476	0.000	0.000	34,976,320.613

*  Proposal Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Intermediate Bond Portfolio	1	*	122,891,857.893	6,917,235.103	13,006,090.855	5,513.141	142,820,696.992
	2	*	122,075,520.108	7,245,825.888	13,493,837.355	5,513.641	142,820,696.992
	4	*	117,376,341.780	13,440,943.893	11,997,897.928	5,513.391	142,820,696.992

*  Proposals Passed

ING Intermediate Bond Portfolio

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	136,549,100.622	6,271,596.370	0.000	0.000	142,820,696.992
John V. Boyer	5	*	136,532,102.447	6,288,594.545	0.000	0.000	142,820,696.992
Patricia W. Chadwick	5	*	136,527,177.712	6,293,519.280	0.000	0.000	142,820,696.992
Albert E. DePrince, Jr.	5	*	136,539,593.447	6,281,103.545	0.000	0.000	142,820,696.992

81

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

ING Intermediate Bond Portfolio

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Peter S. Drotch	5	*	136,635,275.447	6,185,421.545	0.000	0.000	142,820,696.992
J. Michael Earley	5	*	136,529,791.447	6,290,905.545	0.000	0.000	142,820,696.992
Martin J. Gavin	5	*	136,741,901.447	6,078,795.545	0.000	0.000	142,820,696.992
Russell H. Jones	5	*	136,698,080.369	6,122,616.623	0.000	0.000	142,820,696.992
Patrick W. Kenny	5	*	136,613,168.447	6,207,528.545	0.000	0.000	142,820,696.992
Shaun P. Mathews	5	*	136,508,632.622	6,312,064.370	0.000	0.000	142,820,696.992
Joseph E. Obermeyer	5	*	136,570,464.447	6,250,232.545	0.000	0.000	142,820,696.992
Sheryl K. Pressler	5	*	136,571,248.712	6,249,448.280	0.000	0.000	142,820,696.992
Roger B. Vincent	5	*	136,505,222.447	6,315,474.545	0.000	0.000	142,820,696.992

*  Proposal Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Growth and Income Portfolio	1	*	120,667,992.622	8,511,852.211	13,162,858.563	21,321.680	142,364,025.076
	2	*	120,312,034.540	8,811,335.197	13,219,333.659	21,321.680	142,364,025.076
	4	*	115,456,468.292	14,419,528.133	12,466,706.721	21,321.930	142,364,025.076

*  Proposals Passed

ING Variable Funds

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	135,984,097.846	6,379,927.230	0.000	0.000	142,364,025.076
John V. Boyer	5	*	135,874,607.112	6,489,417.964	0.000	0.000	142,364,025.076
Patricia W. Chadwick	5	*	135,937,601.683	6,426,423.393	0.000	0.000	142,364,025.076
Albert E. DePrince, Jr.	5	*	135,474,264.436	6,889,760.640	0.000	0.000	142,364,025.076
Peter S. Drotch	5	*	135,559,451.422	6,804,573.654	0.000	0.000	142,364,025.076
J. Michael Earley	5	*	135,657,299.876	6,706,725.200	0.000	0.000	142,364,025.076
Martin J. Gavin	5	*	135,727,048.650	6,636,976.426	0.000	0.000	142,364,025.076
Russell H. Jones	5	*	135,942,221.701	6,421,803.375	0.000	0.000	142,364,025.076
Patrick W. Kenny	5	*	135,742,495.575	6,621,529.501	0.000	0.000	142,364,025.076
Shaun P. Mathews	5	*	135,729,532.265	6,634,492.811	0.000	0.000	142,364,025.076
Joseph E. Obermeyer	5	*	135,726,003.650	6,638,021.426	0.000	0.000	142,364,025.076
Sheryl K. Pressler	5	*	136,077,559.846	6,286,465.230	0.000	0.000	142,364,025.076
Roger B. Vincent	5	*	135,646,954.510	6,717,070.566	0.000	0.000	142,364,025.076

*  Proposal Passed

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Small Company Portfolio	1	*	18,714,122.000	1,687,122.000	1,880,968.000	0.000	22,282,212.000
	2	*	18,706,758.667	1,807,103.667	1,768,349.666	0.000	22,282,212.000
	4	*	17,793,645.667	2,638,849.667	1,849,716.666	0.000	22,282,212.000

*  Proposals Passed

ING Variable Portfolios, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5	*	980,377,634.237	49,269,114.925	0.000	0.000	1,029,646,749.162
John V. Boyer	5	*	980,864,708.237	48,782,040.925	0.000	0.000	1,029,646,749.162
Patricia W. Chadwick	5	*	980,769,531.237	48,877,217.925	0.000	0.000	1,029,646,749.162
Albert E. DePrince, Jr.	5	*	979,807,468.973	49,839,280.189	0.000	0.000	1,029,646,749.162

82

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

ING Variable Portfolios, Inc.

	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Peter S. Drotch	5	*	981,149,180.973	48,497,568.189	0.000	0.000	1,029,646,749.162
J. Michael Earley	5	*	981,054,494.237	48,592,254.925	0.000	0.000	1,029,646,749.162
Martin J. Gavin	5	*	981,585,764.237	48,060,984.925	0.000	0.000	1,029,646,749.162
Russell H. Jones	5	*	981,602,525.973	48,044,223.189	0.000	0.000	1,029,646,749.162
Patrick W. Kenny	5	*	980,748,578.973	48,898,170.189	0.000	0.000	1,029,646,749.162
Shaun P. Mathews	5	*	981,535,233.237	48,111,515.925	0.000	0.000	1,029,646,749.162
Joseph E. Obermeyer	5	*	980,237,431.237	49,409,317.925	0.000	0.000	1,029,646,749.162
Sheryl K. Pressler	5	*	980,025,511.237	49,621,237.925	0.000	0.000	1,029,646,749.162
Roger B. Vincent	5	*	980,862,692.237	48,784,056.925	0.000	0.000	1,029,646,749.162

*  Proposal Passed

A special meeting of shareholders of the ING Money Market Portfolio Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1  To approve a new investment advisory agreement for each Portfolio with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2  To approve a new investment sub-advisory agreement for each Portfolio between ING Investments and ING IM prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

3  To elect 13 nominees to the Board.

4  To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio's shareholders.

5  To approve a change in the fundamental investment policy governing concentration with respect to ING Money Market Portfolio.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Money Market Portfolio	1	*	341,645,066.496	38,924,087.067	29,820,107.885	59,551.000	410,448,812.448
	2	*	341,887,475.932	39,445,917.908	29,055,867.858	59,550.750	410,448,812.448
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	3	*	375,291,578.803	35,157,233.645	0.000	0.000	410,448,812.448
John V. Boyer	3	*	375,540,214.257	34,908,598.191	0.000	0.000	410,448,812.448
Patricia W. Chadwick	3	*	375,656,650.803	34,792,161.645	0.000	0.000	410,448,812.448
Albert E. DePrince, Jr.	3	*	375,555,835.257	34,892,977.191	0.000	0.000	410,448,812.448
Peter S. Drotch	3	*	375,409,689.257	35,039,123.191	0.000	0.000	410,448,812.448
J. Michael Earley	3	*	375,516,545.257	34,932,267.191	0.000	0.000	410,448,812.448
Martin J. Gavin	3	*	375,498,211.257	34,950,601.191	0.000	0.000	410,448,812.448
Russell H. Jones	3	*	375,298,343.257	35,150,469.191	0.000	0.000	410,448,812.448
Patrick W. Kenny	3	*	375,530,471.257	34,918,341.191	0.000	0.000	410,448,812.448
Shaun P. Mathews	3	*	373,929,757.257	36,519,055.191	0.000	0.000	410,448,812.448
Joseph E. Obermeyer	3	*	375,417,166.257	35,031,646.191	0.000	0.000	410,448,812.448
Sheryl K. Pressler	3	*	375,457,339.803	34,991,472.645	0.000	0.000	410,448,812.448
Roger B. Vincent	3	*	375,573,210.257	34,875,602.191	0.000	0.000	410,448,812.448
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	4	*	320,259,756.739	59,633,501.101	30,496,003.858	59,550.750	410,448,812.448
	5	*	333,856,638.510	46,072,876.553	30,459,746.635	59,550.750	410,448,812.448

*  Proposals deferred; adjourned to April 26, 2013

83

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Money Market Portfolio Registrant was held April 26, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Money Market Portfolio	1*		373,080,173.215	29,000,395.180	31,242,815.053	59,551.000	433,382,934.448
	2	*	373,212,141.125	29,527,747.192	30,583,494.881	59,551.250	433,382,934.448
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	3	*	396,179,301.764	37,203,632.684	0.000	0.000	433,382,934.448
John V. Boyer	3	*	396,367,733.327	37,015,201.121	0.000	0.000	433,382,934.448
Patricia W. Chadwick	3	*	396,447,449.764	36,935,484.684	0.000	0.000	433,382,934.448
Albert E. DePrince, Jr.	3	*	396,378,882.327	37,004,052.121	0.000	0.000	433,382,934.448
Peter S. Drotch	3	*	396,278,394.327	37,104,540.121	0.000	0.000	433,382,934.448
J. Michael Earley	3	*	396,351,988.327	37,030,946.121	0.000	0.000	433,382,934.448
Martin J. Gavin	3	*	396,339,001.327	37,043,933.121	0.000	0.000	433,382,934.448
Russell H. Jones	3	*	396,199,804.327	37,183,130.121	0.000	0.000	433,382,934.448
Patrick W. Kenny	3	*	396,361,081.327	37,021,853.121	0.000	0.000	433,382,934.448
Shaun P. Mathews	3	*	395,265,913.327	38,117,021.121	0.000	0.000	433,382,934.448
Joseph E. Obermeyer	3	*	396,283,966.327	37,098,968.121	0.000	0.000	433,382,934.448
Sheryl K. Pressler	3	*	396,311,026.764	37,071,907.684	0.000	0.000	433,382,934.448
Roger B. Vincent	3	*	396,390,316.327	36,992,618.121	0.000	0.000	433,382,934.448
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	4	*	350,424,790.959	51,351,550.358	31,547,041.881	59,551.250	433,382,934.448
	5	*	360,282,975.891	39,571,229.004	33,469,178.303	59,551.250	433,382,934.448

*  Proposals deferred; adjourned to May 13, 2013

A special meeting of shareholders of the ING Money Market Portfolio Registrant was held May 13, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Money Market Portfolio	1	*	414,331,117.693	23,795,767.851	46,250,538.904	59,551.000	484,436,975.448
	2	*	412,866,942.171	25,752,755.872	45,757,726.405	59,551.000	484,436,975.448
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	3	*	434,532,769.911	49,904,205.537	0.000	0.000	484,436,975.448
John V. Boyer	3	*	434,679,658.428	49,757,317.020	0.000	0.000	484,436,975.448
Patricia W. Chadwick	3	*	434,731,103.911	49,705,871.537	0.000	0.000	484,436,975.448
Albert E. DePrince, Jr.	3	*	434,856,738.428	49,580,237.020	0.000	0.000	484,436,975.448
Peter S. Drotch	3	*	434,791,402.428	49,645,573.020	0.000	0.000	484,436,975.448
J. Michael Earley	3	*	434,670,173.428	49,766,802.020	0.000	0.000	484,436,975.448
Martin J. Gavin	3	*	434,661,164.428	49,775,811.020	0.000	0.000	484,436,975.448
Russell H. Jones	3	*	434,568,871.428	49,868,104.020	0.000	0.000	484,436,975.448
Patrick W. Kenny	3	*	434,844,636.428	49,592,339.020	0.000	0.000	484,436,975.448
Shaun P. Mathews	3	*	434,140,380.428	50,296,595.020	0.000	0.000	484,436,975.448
Joseph E. Obermeyer	3	*	434,626,390.428	49,810,585.020	0.000	0.000	484,436,975.448
Sheryl K. Pressler	3	*	434,812,570.911	49,624,404.537	0.000	0.000	484,436,975.448
Roger B. Vincent	3	*	434,694,182.428	49,742,793.020	0.000	0.000	484,436,975.448
	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	4	*	397,142,567.572	40,516,210.471	46,718,646.405	59,551.000	484,436,975.448
	5	*	403,305,754.614	32,687,169.930	48,384,499.904	59,551.000	484,436,975.448

*  Proposals Passed

84

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

SEPARATION PLAN — FACTORS CONSIDERED BY THE BOARD

The divestiture of ING U.S., Inc. ("ING U.S.") by ING Groep (the "Separation Plan") contemplates one or more transactions, commencing with an initial public offering of ING U.S. common stock (the "IPO"), that are expected to result in a direct or indirect "Change of Control Event" for ING Investments, LLC ("ING Investments") and ING Investment Management Co. LLC ("ING IM"), which in turn will result in the automatic termination of the advisory agreement for each Portfolio with ING Investments (each a "Current Advisory Agreement") and the sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (each a "Current Sub-Advisory Agreement" and collectively with the Current Advisory Agreements, the "Current Agreements"). The decision by the Board, including a majority of the Independent Directors, to approve a new investment advisory agreement for the Portfolios with ING Investments (the "Proposed Advisory Agreement") and a new investment sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (the "Proposed Sub-Advisory Agreements," and collectively with the Proposed Advisory Agreement, the "Proposed Agreements") and to recommend approval of the Proposed Agreements by shareholders of the Portfolios was based on a determination by the Board that it would be consistent with the interests of the shareholders of each Portfolio for ING Investments and ING IM to continue providing investment advisory, sub-advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

Prior to taking any action to approve the Proposed Agreements, the Board, acting primarily through its Contracts Committee, conducted a thorough review of the quality, extent and nature of the services currently being provided by ING Investments and ING IM under the Current Agreements and to be provided under the Proposed Agreements. The Contracts Committee is a committee comprised of all of the Independent Directors and exclusively of the Independent Directors. A substantial portion of this review was conducted as part of, and in conjunction with, the Contracts Committee's annual review of the Current Agreements, which were most recently approved for continuation at a meeting of the Board held on December 12, 2012. A description of the process followed by the Contracts Committee and the Board in approving continuation of the Current Agreements, including the information reviewed, material factors considered and related conclusions reached in approving continuation of the Current Agreements, is set forth in the Portfolios' Annual Report, dated December 31, 2012, under the section titled "BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF THE CURRENT INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS" (the "Current Agreement Considerations").

Each of the material factors considered and related conclusions reached by the Board in connection with the decision to approve continuation of the Current Agreements was also a material factor considered and related conclusion reached by the Board in connection with the decision to approve the Proposed Agreements. As described in greater detail in the Current Agreement Considerations, these factors and conclusions related to, among other things: (1) the nature, extent and quality of the services to be provided under the Proposed Agreements; (2) the performance of the Portfolios; (3) the management fees, sub-advisory fees and other expenses of the Portfolios; (4) the profits realized by ING Investments and its affiliates from operating the Portfolios; and (5) the extent to which benefits from economies of scale can be expected to be realized by the Portfolios, ING Investments and its affiliates as assets of the Portfolios grow.

In addition to the information identified in the Current Agreement Considerations, the Contracts Committee requested and evaluated other information relating to the potential impact of implementation of the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of ING Investments and ING IM. Among other things, the Contracts Committee, acting through independent legal counsel to the Independent Directors ("Independent Counsel"), prepared and delivered to ING Investments written inquiries regarding the IPO, the Separation Plan, and the potential impact of the IPO and the Separation Plan on the Portfolios, if any, and on the business and operations of ING U.S. and its affiliated entities, including ING Investments and ING IM. Written and oral responses to these inquiries were received and considered by the Contracts Committee prior to making its recommendations to the Board.

In connection with its consideration of the Proposed Agreements, the Contracts Committee reviewed the preliminary registration statement on Form S-1 of ING U.S. filed with the Securities and Exchange Commission on November 9, 2012 (the "S-1 Registration") relating to the proposed IPO and

85

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

participated in meetings with senior management of ING U.S., ING Investments, and ING IM regarding the information presented in the S-1 Registration and related matters. Among other things, the Contracts Committee considered the arrangements anticipated to be in place between ING Groep and ING U.S. during the course of the Separation Plan, the anticipated use of the potential proceeds that may be realized from the IPO and potential capital structure of ING U.S. following the IPO, as well as the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by subsidiary insurance companies of ING U.S. To assist them in their review and consideration of the S-1 Registration and related matters, the Independent Directors retained the services of special independent counsel ("Special Counsel"), which had retained the services of an independent investment banking firm with extensive experience relating to business operations of the type to be conducted by ING U.S. The Independent Directors met with Independent Counsel, Special Counsel and the investment banking firm retained by Special Counsel to discuss and consider ING U.S.'s anticipated business plan and capitalization (as presented in the S-1 Registration and related information provided by ING Investments and its affiliates), including the potential implications to ING Investments and its non-insurance affiliates of insurance regulations and related capitalization requirements.

During the course of their consideration of the Current Agreements and the Proposed Agreements, the Independent Directors met with senior management representatives of ING U.S. and received information regarding: (1) the anticipated management and organizational structure of ING U.S. and its affiliates; (2) the anticipated capital structure of ING U.S. following the IPO and during the implementation of other components of the Separation Plan; (3) the lines of business in which ING U.S. is expected to operate following the IPO; and (4) the actions being taken to retain and promote continuity of key investment management and other professional personnel of ING Investments and ING IM. In addition, beginning in 2011 and periodically throughout 2012, the Independent Directors met with and received reports from senior management of ING Investments and its affiliates regarding, among other things, the financial condition and results of operations of ING U.S. and its investment management line of business, organizational and personnel changes within ING U.S.

and actions being taken by ING U.S. in preparation for the proposed IPO and implementation of the Separation Plan. The Independent Directors also received and reviewed copies of financial statements of ING U.S. as and when such statements became publicly available, including most recently the financial statements of ING U.S. for the quarter ended September 30, 2012.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on January 9, 2013, the Board, including all of the Independent Directors/Trustees, acting on the recommendation of the Contracts Committee, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. The conclusions reached by the Contracts Committee and the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director/Trustee may have afforded a different weight to the various factors in reaching conclusions with respect to each of the Proposed Agreements.

86

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ACAPAPALL (0613-082313)

Semi-Annual Report

June 30, 2013

Classes ADV, I, S and S2

ING Variable Product Index Funds

■	ING Australia Index Portfolio
■	ING Emerging Markets Index Portfolio
■	ING Euro STOXX 50® Index Portfolio
■	ING FTSE 100 Index® Portfolio
■	ING Hang Seng Index Portfolio
■	ING International Index Portfolio
■	ING Japan TOPIX Index Portfolio
■	ING RussellTM Large Cap Growth Index Portfolio
■	ING RussellTM Large Cap Index Portfolio
■	ING RussellTM Large Cap Value Index Portfolio
■	ING RussellTM Mid Cap Growth Index Portfolio
■	ING RussellTM Mid Cap Index Portfolio
■	ING RussellTM Small Cap Index Portfolio
■	ING U.S. Bond Index Portfolio
■	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	2
Market Perspective	3
Shareholder Expense Examples	5
Statements of Assets and Liabilities	8
Statements of Operations	16
Statements of Changes in Net Assets	20
Financial Highlights	28
Notes to Financial Statements	38
Summary Portfolios of Investments	58
Shareholder Meeting Information	119
Advisory Contract Approval Discussion	122

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING Australia Index Portfolio
Class ADV	$1,000.00	$910.60	0.92%	$4.36	$1,000.00	$1,020.23	0.92%	$4.61
Class I	1,000.00	913.20	0.42	1.99	1,000.00	1,022.71	0.42	2.11
ING Emerging Markets Index Portfolio
Class ADV	1,000.00	865.80	1.11	5.14	1,000.00	1,019.29	1.11	5.56
Class I	1,000.00	867.50	0.61	2.82	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	866.90	0.86	3.98	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	866.80	1.01	4.67	1,000.00	1,019.79	1.01	5.06
ING Euro STOXX 50® Index Portfolio
Class ADV	1,000.00	987.30	0.95	4.68	1,000.00	1,020.08	0.95	4.76
Class I	1,000.00	991.00	0.45	2.22	1,000.00	1,022.56	0.45	2.26
ING FTSE 100® Index Portfolio
Class ADV	1,000.00	992.70	0.92	4.55	1,000.00	1,020.23	0.92	4.61
Class I	1,000.00	995.30	0.42	2.08	1,000.00	1,022.71	0.42	2.11

*	Expenses are equal to each Porfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING Hang Seng Index Portfolio
Class ADV	$1,000.00	$914.00	1.22%	$5.79	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	916.20	0.72	3.42	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	914.50	0.97	4.60	1,000.00	1,019.98	0.97	4.86
ING International Index Portfolio
Class ADV	1,000.00	1,030.40	0.99	4.98	1,000.00	1,019.89	0.99	4.96
Class I	1,000.00	1,033.00	0.50	2.52	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,031.20	0.75	3.78	1,000.00	1,021.08	0.75	3.76
Class S2	1,000.00	1,029.90	0.90	4.53	1,000.00	1,020.33	0.90	4.51
ING Japan TOPIX Index Portfolio
Class ADV	1,000.00	1,145.10	0.92	4.89	1,000.00	1,020.23	0.92	4.61
Class I	1,000.00	1,147.70	0.42	2.24	1,000.00	1,022.71	0.42	2.11
ING RussellTM Large Cap Growth Index Portfolio
Class ADV	1,000.00	1,101.80	1.00	5.21	1,000.00	1,019.84	1.00	5.01
Class I	1,000.00	1,104.00	0.50	2.61	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,102.90	0.75	3.91	1,000.00	1,021.08	0.75	3.76
ING RussellTM Large Cap Index Portfolio
Class ADV	1,000.00	1,128.70	0.87	4.59	1,000.00	1,020.48	0.87	4.36
Class I	1,000.00	1,131.70	0.37	1.96	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	1,129.10	0.62	3.27	1,000.00	1,021.72	0.62	3.11
Class S2	1,000.00	1,128.90	0.77	4.06	1,000.00	1,020.98	0.77	3.86
ING RussellTM Large Cap Value Index Portfolio
Class ADV	1,000.00	1,150.90	1.00	5.33	1,000.00	1,019.84	1.00	5.01
Class I	1,000.00	1,153.90	0.50	2.67	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,153.30	0.75	4.00	1,000.00	1,021.08	0.75	3.76
ING RussellTM Mid Cap Growth Index Portfolio
Class ADV	1,000.00	1,143.20	0.99	5.26	1,000.00	1,019.89	0.99	4.96
Class I	1,000.00	1,146.20	0.49	2.61	1,000.00	1,022.36	0.49	2.46
Class S	1,000.00	1,144.40	0.74	3.93	1,000.00	1,021.12	0.74	3.71
Class S2	1,000.00	1,144.00	0.89	4.73	1,000.00	1,020.38	0.89	4.46
ING RussellTM Mid Cap Index Portfolio
Class ADV	1,000.00	1,149.90	0.93	4.96	1,000.00	1,020.18	0.93	4.66
Class I	1,000.00	1,152.80	0.43	2.30	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,151.10	0.68	3.63	1,000.00	1,021.42	0.68	3.41
Class S2	1,000.00	1,150.70	0.83	4.43	1,000.00	1,020.68	0.83	4.16
ING RussellTM Small Cap Index Portfolio
Class ADV	1,000.00	1,154.90	0.95	5.08	1,000.00	1,020.08	0.95	4.76
Class I	1,000.00	1,158.00	0.45	2.41	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,155.80	0.70	3.74	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,155.90	0.85	4.54	1,000.00	1,020.58	0.85	4.26

*	Expenses are equal to each Porfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING U.S. Bond Index Portfolio
Class ADV	$1,000.00	$970.20	0.91%	$4.45	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	972.40	0.41	2.01	1,000.00	1,022.76	0.41	2.06
Class S	1,000.00	971.60	0.66	3.23	1,000.00	1,021.52	0.66	3.31
Class S2	1,000.00	971.40	0.81	3.96	1,000.00	1,020.78	0.81	4.06
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV	1,000.00	989.90	1.34	6.61	1,000.00	1,018.15	1.34	6.71
Class S	1,000.00	990.30	1.09	5.38	1,000.00	1,019.39	1.09	5.46

*	Expenses are equal to each Porfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Australia Index Portfolio	ING Emerging Markets Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$188,141,301	$571,316,575	$453,238,412	$422,501,560
Investments in affiliates at fair value**	—	—	7,906,631	—
Short-term investments at fair value***	4,224,867	17,042,495	25,340,085	—
Total investments at fair value	$192,366,168	$588,359,070	$486,485,128	$422,501,560
Cash	—	—	5,771,712	1,109,508
Cash collateral for futures	17,298	566,085	490,267	302,630
Foreign currencies at value****	342,186	1,493,116	1,999,267	989,909
Foreign cash collateral for futures*****	197,977	—	495,629	302,683
Receivables:
Investment securities sold	104,850	13,127,150	11,865,160	7,001,445
Fund shares sold	6,650,110	38,422,756	12,385,075	12,033,905
Dividends	1,540,127	2,990,149	173,368	2,445,660
Interest	—	3,771	46	—
Foreign tax reclaims	—	—	145,076	36,690
Unrealized appreciation on forward foreign currency contracts	21,332	—	4,853	20,790
Prepaid expenses	12,908	405	5,152	106,963
Total assets	201,252,956	644,962,502	519,820,733	446,851,743

LIABILITIES:
Payable for investment securities purchased	104,753	47,762,757	24,063,882	13,068,090
Payable for fund shares redeemed	57,738	197,450	133,247	124,747
Payable upon receipt of securities loaned	4,224,867	13,937,495	25,340,085	—
Unrealized depreciation on forward foreign currency contracts	67,251	—	206,205	51,399
Payable for investment management fees	56,574	182,202	136,635	125,717
Payable for distribution and shareholder service fees	1	3	4,361	1,678
Payable to custodian due to bank overdraft	624	27,096	—	—
Payable for directors fees	992	1,344	3,132	2,596
Other accrued expenses and liabilities	47,035	222,390	153,230	223,151
Total liabilities	4,559,835	62,330,737	50,040,777	13,597,378
NET ASSETS	$196,693,121	$582,631,765	$469,779,956	$433,254,365

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$210,861,806	$636,679,325	$493,302,923	$343,625,394
Undistributed net investment income	4,003,614	4,373,206	14,410,655	10,139,539
Accumulated net realized gain (loss)	(6,721,439)	(1,394,936)	(79,845,356)	23,056,179
Net unrealized appreciation (depreciation)	(11,450,860)	(57,025,830)	41,911,734	56,433,253
NET ASSETS	$196,693,121	$582,631,765	$469,779,956	$433,254,365
__________________
+ Including securities loaned at value	$3,977,329	$13,072,608	$24,115,702	$—
* Cost of investments in securities	$199,438,752	$628,267,985	$411,881,958	$365,878,120
** Cost of investments in affiliates	$—	$—	$6,851,353	$—
*** Cost of short-term investments	$4,224,867	$17,042,495	$25,340,085	$—
**** Cost of foreign currencies	$349,741	$1,509,602	$1,999,650	$996,180
***** Cost of foreign cash collateral for futures	$197,977	$—	$495,629	$302,683

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Australia Index Portfolio	ING Emerging Markets Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio
Class ADV
Net assets	$2,676	$3,089	$10,446,098	$3,853,649
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	300	1,116,909	339,599
Net asset value and redemption price per share	$8.92	$10.30	$9.35	$11.35

Class I
Net assets	$196,690,445	$582,622,483	$459,333,858	$429,400,716
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,932,993	56,297,405	48,887,447	37,674,556
Net asset value and redemption price per share	$8.97	$10.35	$9.40	$11.40

Class S
Net assets	n/a	$3,098	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	300	n/a	n/a
Net asset value and redemption price per share	n/a	$10.33	n/a	n/a

Class S2
Net assets	n/a	$3,095	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	300	n/a	n/a
Net asset value and redemption price per share	n/a	$10.32	n/a	n/a

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$114,003,385	$419,606,523	$370,519,249	$403,596,638
Investments in affiliates at fair value**	—	1,318,489	—	—
Short-term investments at fair value***	485,129	38,996,060	6,725,643	4,327,055
Total investments at fair value	$114,488,514	$459,921,072	$377,244,892	$407,923,693
Cash	385	920	11,123,025	764
Cash collateral for futures	134,860	3,508,684	24,789	187,870
Foreign currencies at value****	104,049	757,368	9,337,904	—
Foreign cash collateral for futures*****	160,798	—	—	—
Receivables:
Investment securities sold	2	2,823	1,106,981	47,340,354
Fund shares sold	4,661,314	4,596,133	35,151	13,640
Dividends	1,575,121	1,034,411	301,427	451,036
Interest	—	—	72	—
Foreign tax reclaims	—	498,048	—	—
Unrealized appreciation on forward foreign currency contracts	699	—	—	—
Prepaid expenses	1,036	8,524	3,024	3,029
Reimbursement due from manager	—	20,264	—	—
Total assets	121,126,778	470,348,247	399,177,265	455,920,386

LIABILITIES:
Payable for investment securities purchased	4	440	1,108,431	42,077,933
Payable for fund shares redeemed	234,947	237,501	6,150,865	55,702
Payable upon receipt of securities loaned	370,129	8,051,677	6,725,643	—
Unrealized depreciation on forward foreign currency contracts	147	—	547,232	—
Payable for investment management fees	49,283	144,840	110,741	120,639
Payable for administrative fees	9,857	38,115	—	34,468
Payable for distribution and shareholder service fees	9,616	23,808	4,695	36,538
Payable for directors fees	743	2,303	2,170	2,066
Other accrued expenses and liabilities	51,364	59,678	157,107	55,921
Total liabilities	726,090	8,558,362	14,806,884	42,383,267
NET ASSETS	$120,400,688	$461,789,885	$384,370,381	$413,537,119

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$116,669,415	$527,423,719	$334,186,456	$422,523,326
Undistributed net investment income	2,441,549	8,244,467	3,752,293	2,842,413
Accumulated net realized gain (loss)	(7,962,347)	(173,336,616)	17,633,930	(159,386,381)
Net unrealized appreciation	9,252,071	99,458,315	28,797,702	147,557,761
NET ASSETS	$120,400,688	$461,789,885	$384,370,381	$413,537,119
__________________
+ Including securities loaned at value	$348,874	$7,345,921	$6,376,916	$—
* Cost of investments in securities	$104,850,010	$320,580,013	$342,237,674	$256,043,420
** Cost of investments in affiliates	$—	$1,070,008	$—	$—
*** Cost of short-term investments	$485,129	$38,996,060	$6,725,643	$4,327,055
**** Cost of foreign currencies	$104,049	$757,465	$9,337,907	$—
***** Cost of foreign cash collateral for futures	$160,798	$—	$—	$—

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio
Class ADV
Net assets	$1,498,378	$7,921,275	$11,043,167	$415,961
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	120,465	939,231	1,055,356	22,973
Net asset value and redemption price per share	$12.44	$8.43	$10.46	$18.11

Class I
Net assets	$77,754,257	$356,031,904	$373,327,214	$237,612,330
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,214,536	41,692,926	35,404,645	13,018,140
Net asset value and redemption price per share	$12.51	$8.54	$10.54	$18.25

Class S
Net assets	$41,148,053	$96,051,628	n/a	$175,508,828
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	3,296,546	11,310,802	n/a	9,645,403
Net asset value and redemption price per share	$12.48	$8.49	n/a	$18.20

Class S2
Net assets	n/a	$1,785,078	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	210,919	n/a	n/a
Net asset value and redemption price per share	n/a	$8.46	n/a	n/a

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$688,814,199	$150,635,802	$298,799,764	$2,078,260,226
Investments in affiliates at fair value**	—	—	—	838,768
Short-term investments at fair value***	39,619,180	13,796,481	12,033,322	77,054,835
Total investments at fair value	$728,433,379	$164,432,283	$310,833,086	$2,156,153,829
Cash	12,440	706	9,403	19,146
Cash collateral for futures	1,597,542	385,302	171,272	1,230,373
Receivables:
Investment securities sold	10,284,239	13,823,299	69,616,325	145,565,272
Fund shares sold	463,328	32,044	798	1,786,370
Dividends	844,320	200,925	181,559	2,482,476
Interest	—	—	—	9
Foreign tax reclaims	—	—	345	5,701
Prepaid expenses	4,226	740	2,020	11,649
Reimbursement due from manager	5,743	—	—	—
Total assets	741,645,217	178,875,299	380,814,808	2,307,254,825

LIABILITIES:
Payable for investment securities purchased	34,224,968	23,827,339	67,106,964	144,977,815
Payable for fund shares redeemed	110,946	91,720	93,928	10,883,266
Payable upon receipt of securities loaned	—	—	7,166,321	39,434,932
Payable for investment management fees	146,284	46,297	88,931	533,619
Payable for administrative fees	58,513	12,441	25,409	174,128
Payable for distribution and shareholder service fees	120,242	21,507	62,730	85,980
Payable for directors fees	3,386	687	1,518	9,632
Other accrued expenses and liabilities	65,037	65,072	53,860	146,744
Total liabilities	34,729,376	24,065,063	74,599,661	196,246,116
NET ASSETS	$706,915,841	$154,810,236	$306,215,147	$2,111,008,709

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$633,316,378	$125,453,824	$314,748,460	$1,368,482,982
Undistributed net investment income	5,293,753	1,193,245	470,751	10,782,995
Accumulated net realized gain (loss)	(227,320,063)	(11,762,819)	(111,825,937)	36,748,943
Net unrealized appreciation	295,625,773	39,925,986	102,821,873	694,993,789
NET ASSETS	$706,915,841	$154,810,236	$306,215,147	$2,111,008,709
__________________
+ Including securities loaned at value	$—	$—	$6,983,810	$38,375,575
* Cost of investments in securities	$393,021,104	$110,716,452	$195,959,033	$1,383,079,039
** Cost of investments in affiliates	$—	$—	$—	$838,768
*** Cost of short-term investments	$39,619,180	$13,796,481	$12,033,322	$77,054,835

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Mid Cap Index Portfolio
Class ADV
Net assets	$24,031,357	$41,205	$6,221	$72,994,466
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,981,870	2,574	300	5,395,941
Net asset value and redemption price per share	$12.13	$16.01	$20.74	$13.53

Class I
Net assets	$151,038,914	$46,168,874	$4,764,827	$1,768,665,692
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,291,787	2,865,796	228,538	128,567,657
Net asset value and redemption price per share	$12.29	$16.11	$20.85	$13.76

Class S
Net assets	$529,547,411	$108,600,157	$299,540,784	$257,082,207
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	43,320,990	6,763,425	14,393,971	18,814,866
Net asset value and redemption price per share	$12.22	$16.06	$20.81	$13.66

Class S2
Net assets	$2,298,159	n/a	$1,903,315	$12,266,344
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	185,770	n/a	91,645	904,959
Net asset value and redemption price per share	$12.37	n/a	$20.77	$13.55

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
ASSETS:
Investments in securities at fair value+*	$858,924,313	$4,120,688,980	$164,635,637
Short-term investments at fair value**	75,553,675	284,286,906	3,318,000
Total investments at fair value	$934,477,988	$4,404,975,886	$167,953,637
Short-term investments at amortized cost	—	165,474,716	—
Cash	677,546	83,794	1,776
Cash collateral for futures	1,630,621	—	259,305
Foreign currencies at value***	1,713	—	329,644
Receivable for derivatives collateral (Note 2)	—	220,000	—
Receivables:
Investment securities sold	89,994,910	41,914,558	8,466
Investment securities sold on a delayed-delivery or when-issued basis	—	448,302,141	—
Fund shares sold	241,809	1,667,050	2,293
Dividends	1,071,797	962	913,790
Interest	—	22,258,220	—
Foreign tax reclaims	—	—	277,764
Upfront payments paid on OTC swap agreements	—	380,910	—
Prepaid expenses	5,545	27,635	1,283
Reimbursement due from manager	6,186	—	1,509
Total assets	1,028,108,115	5,085,305,872	169,749,467

LIABILITIES:
Payable for investment securities purchased	90,264,411	40,353,417	25,146
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	871,925,323	—
Payable for fund shares redeemed	8,070,995	50,941,150	176,501
Payable upon receipt of securities loaned	44,819,667	—	—
Unrealized depreciation on OTC swap agreements	—	135,178	—
Variation margin payable on centrally cleared swaps	—	11,846	—
Payable for investment management fees	242,660	956,186	65,805
Payable for administrative fees	73,532	347,037	14,305
Payable for distribution and shareholder service fees	73,207	51,021	36,036
Payable for directors fees	4,379	20,767	912
Other accrued expenses and liabilities	108,618	296,866	116,973
Total liabilities	143,657,469	965,038,791	435,678
NET ASSETS	$884,450,646	$4,120,267,081	$169,313,789

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$590,369,110	$4,096,013,326	$202,732,645
Undistributed net investment income	4,365,396	11,831,347	3,816,334
Accumulated net realized gain (loss)	39,176,411	(9,250,680)	(53,082,401)
Net unrealized appreciation	250,539,729	21,673,088	15,847,211
NET ASSETS	$884,450,646	$4,120,267,081	$169,313,789
__________________
+ Including securities loaned at value	$43,341,289	$—	$—
* Cost of investments in securities	$608,350,085	$4,098,896,132	$148,599,687
** Cost of short-term investments	$75,553,675	$284,271,488	$3,318,000
*** Cost of foreign currencies	$1,713	$—	$331,477

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
Net assets	$46,670,582	$12,379,305	$1,229,889
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,363,539	1,182,591	157,586
Net asset value and redemption price per share	$13.88	$10.47	$7.80

Class I
Net assets	$581,724,443	$3,887,766,512	n/a
Shares authorized	100,000,000	500,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	41,177,249	369,795,543	n/a
Net asset value and redemption price per share	$14.13	$10.51	n/a

Class S
Net assets	$244,881,261	$219,383,443	$168,083,900
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	17,438,572	20,934,892	21,344,017
Net asset value and redemption price per share	$14.04	$10.48	$7.87

Class S2
Net assets	$11,174,360	$737,821	n/a
Shares authorized	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	805,325	70,365	n/a
Net asset value and redemption price per share	$13.88	$10.49	n/a

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Australia Index Portfolio	ING Emerging Markets Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,367,904	$5,143,720	$14,541,048	$11,096,276
Interest, net of foreign taxes withheld*	4,616	24,353	121	—
Securities lending income, net	33,125	14,940	1,273,547	128,774
Total investment income	4,405,645	5,183,013	15,814,716	11,225,050

EXPENSES:
Investment management fees	590,013	733,288	1,863,741	1,544,865
Distribution and shareholder service fees:
Class ADV	7	7	27,554	9,057
Class S	—	4	—	—
Class S2	—	7	—	—
Transfer agent fees	170	295	441	322
Administrative service fees	98,334	133,324	310,620	257,474
Shareholder reporting expense	181	634	14,830	23,168
Professional fees	12,969	9,968	29,830	23,696
Custody and accounting expense	36,484	215,616	127,194	55,130
Directors fees	2,975	4,033	9,396	7,788
License fee	3,484	39,997	93,185	43,162
Miscellaneous expense	6,874	776	18,965	22,406
Interest expense	601	2,941	378	675
Total expenses	752,092	1,140,890	2,496,134	1,987,743
Net waived and reimbursed fees	(344,172)	(333,314)	(1,087,175)	(901,165)
Net expenses	407,920	807,576	1,408,959	1,086,578
Net investment income	3,997,725	4,375,437	14,405,757	10,138,472

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,356)	(101,514)	16,565,202	24,201,397
Foreign currency related transactions	(72,147)	(187,629)	510,147	(211,848)
Futures	26,256	(750,604)	172,451	917,007
Net realized gain (loss)	(50,247)	(1,039,747)	17,247,800	24,906,556
Net change in unrealized appreciation (depreciation) on:
Investments	(21,951,146)	(65,304,993)	(26,753,529)	(31,002,818)
Foreign currency related transactions	(145,749)	(12,922)	(170,363)	(80,689)
Futures	(9,878)	(259,451)	(198,404)	(104,539)
Net change in unrealized appreciation (depreciation)	(22,106,773)	(65,577,366)	(27,122,296)	(31,188,046)
Net realized and unrealized loss	(22,157,020)	(66,617,113)	(9,874,496)	(6,281,490)
Increase (decrease) in net assets resulting from operations	$(18,159,295)	$(62,056,676)	$4,531,261	$3,856,982

__________________ * Foreign taxes withheld	$73,020	$525,422	$2,297,774	$100,577

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index Portfolio	ING RussellTM Large Cap Growth Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,044,039	$9,141,089	$4,471,646	$4,077,764
Interest, net of foreign taxes withheld*	—	—	627	—
Securities lending income, net	6,628	400,832	135,808	21
Total investment income	3,050,667	9,541,921	4,608,081	4,077,785

EXPENSES:
Investment management fees	442,140	868,200	1,291,686	921,799
Distribution and shareholder service fees:
Class ADV	4,049	18,293	23,368	994
Class S	69,759	121,046	—	214,386
Class S2	—	4,831	—	—
Transfer agent fees	150	537	290	559
Administrative service fees	73,689	228,471	215,278	204,842
Shareholder reporting expense	1,083	6,502	7,608	17,103
Professional fees	10,761	22,149	20,966	26,277
Custody and accounting expense	40,560	87,012	81,299	24,925
Directors fees	2,229	6,911	6,512	6,195
License fee	29,476	68,540	21,530	—
Miscellaneous expense	6,544	9,323	13,787	18,418
Interest expense	683	180	922	25
Total expenses	681,123	1,441,995	1,683,246	1,435,523
Net waived and reimbursed fees	(73,689)	(155,467)	(753,478)	(204,842)
Net expenses	607,434	1,286,528	929,768	1,230,681
Net investment income	2,443,233	8,255,393	3,678,313	2,847,104

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	374,601	(535,893)	22,736,847	18,595,814
Foreign currency related transactions	(16,649)	(39,759)	(461,792)	—
Futures	(774,308)	833,957	559,594	411,638
Net realized gain (loss)	(416,356)	258,305	22,834,649	19,007,452
Net change in unrealized appreciation (depreciation) on:
Investments	(13,899,481)	6,365,041	40,385,678	18,254,336
Foreign currency related transactions	1,860	(48,302)	(373,848)	—
Futures	122,554	(170,380)	767,715	(17,853)
Net change in unrealized appreciation (depreciation)	(13,775,067)	6,146,359	40,779,545	18,236,483
Net realized and unrealized gain (loss)	(14,191,423)	6,404,664	63,614,194	37,243,935
Increase (decrease) in net assets resulting from operations	$(11,748,190)	$14,660,057	$67,292,507	$40,091,039

__________________ * Foreign taxes withheld	$172,492	$777,494	$348,208	$240

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,252,693	$1,648,345	$1,469,692	$14,808,122
Interest	—	—	—	178
Securities lending income, net	1,700	641	118,986	587,690
Total investment income	7,254,393	1,648,986	1,588,678	15,395,990

EXPENSES:
Investment management fees	839,533	306,383	677,855	2,944,859
Distribution and shareholder service fees:
Class ADV	51,559	93	14	155,643
Class S	633,025	112,778	368,696	295,664
Class S2	5,107	—	4,771	24,800
Transfer agent fees	552	194	300	1,246
Administrative service fees	335,811	68,084	150,633	955,319
Shareholder reporting expense	21,358	6,002	8,147	30,024
Professional fees	24,313	21,686	17,619	60,948
Custody and accounting expense	29,450	8,802	24,080	85,975
Directors fees	10,158	2,059	4,555	28,897
Miscellaneous expense	18,171	3,010	9,095	45,440
Interest expense	72	—	16	123
Total expenses	1,969,109	529,091	1,265,781	4,628,938
Net waived and reimbursed fees	(37,750)	(76,046)	(151,587)	(46,924)
Net expenses	1,931,359	453,045	1,114,194	4,582,014
Net investment income	5,323,034	1,195,941	474,484	10,813,976

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,233,582	3,928,924	27,432,902	36,374,355
Foreign currency related transactions	—	—	—	(2)
Futures	4,180,974	572,310	732,323	9,650,820
Net realized gain	6,414,556	4,501,234	28,165,225	46,025,173
Net change in unrealized appreciation (depreciation) on:
Investments	67,959,418	12,969,817	11,606,904	202,435,304
Futures	(77,389)	(15,106)	(42,316)	(1,485,383)
Net change in unrealized appreciation (depreciation)	67,882,029	12,954,711	11,564,588	200,949,921
Net realized and unrealized gain	74,296,585	17,455,945	39,729,813	246,975,094
Increase in net assets resulting from operations	$79,619,619	$18,651,886	$40,204,297	$257,789,070

__________________ * Foreign taxes withheld	$3,399	$1,787	$507	$4,454

See Accompanying Notes to Financial Statements

18

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,556,740	$17,124	$4,810,431
Interest, net of foreign taxes withheld*	595	39,534,521	—
Securities lending income, net	1,194,121	36,467	—
Total investment income	6,751,456	39,588,112	4,810,431

EXPENSES:
Investment management fees	1,433,320	5,686,180	416,291
Distribution and shareholder service fees:
Class ADV	104,881	30,534	3,411
Class S	293,290	296,356	224,540
Class S2	20,950	1,798	—
Transfer agent fees	794	2,866	112
Administrative service fees	434,335	2,059,594	90,497
Shareholder reporting expense	10,451	52,060	7,310
Professional fees	38,661	159,083	15,778
Custody and accounting expense	39,835	227,556	49,931
Directors fees	13,138	62,300	2,737
License fee	—	—	167,857
Miscellaneous expense	31,666	83,787	7,176
Interest expense	179	3,761	215
Total expenses	2,421,500	8,665,875	985,855
Net recouped/waived and reimbursed fees	(50,645)	(359)	2,874
Net expenses	2,370,855	8,665,516	988,729
Net investment income	4,380,601	30,922,596	3,821,702

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	34,405,330	(8,314,727)	(20,795)
Foreign currency related transactions	(325)	—	(65,326)
Futures	7,375,583	122,978	147,235
Swaps	—	188,768	—
Net realized gain (loss)	41,780,588	(8,002,981)	61,114
Net change in unrealized appreciation (depreciation) on:
Investments	79,342,664	(140,443,617)	(4,849,760)
Foreign currency related transactions	135	—	(28,350)
Futures	(972,760)	—	(184,465)
Swaps	—	(132,582)	—
Net change in unrealized appreciation (depreciation)	78,370,039	(140,576,199)	(5,062,575)
Net realized and unrealized gain (loss)	120,150,627	(148,579,180)	(5,001,461)
Increase (decrease) in net assets resulting from operations	$124,531,228	$(117,656,584)	$(1,179,759)

__________________ * Foreign taxes withheld	$4,430	$18	$447,171

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Australia Index Portfolio		ING Emerging Markets Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$3,997,725	$8,727,679	$4,375,437	$882,836
Net realized gain (loss)	(50,247)	(2,735,001)	(1,039,747)	2,360,490
Net change in unrealized appreciation (depreciation)	(22,106,773)	36,925,511	(65,577,366)	6,461,732
Increase (decrease) in net assets resulting from operations	(18,159,295)	42,918,189	(62,241,676)	9,705,058

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(155)	(97)	—	—
Class I	(10,345,176)	(7,171,688)	(766,853)	—
Net realized gains:
Class ADV	—	(11)	(16)	(3)
Class I	—	(737,845)	(2,734,933)	(60,877)
Class S	—	—	(15)	(3)
Class S2	—	—	(15)	(3)
Total distributions	(10,345,331)	(7,909,641)	(3,501,832)	(60,886)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,482,860	20,220,938	579,702,865	100,512,177
Reinvestment of distributions	10,345,176	7,909,534	3,501,786	60,878
	51,828,036	28,130,472	583,204,651	100,573,055
Cost of shares redeemed	(20,960,615)	(58,520,274)	(47,096,992)	(59,342,600)
Net increase (decrease) in net assets resulting from capital share transactions	30,867,421	(30,389,802)	536,107,659	41,230,455
Net increase in net assets	2,362,795	4,618,746	470,364,151	50,874,627

NET ASSETS:
Beginning of year or period	194,330,326	189,711,580	112,267,614	61,392,987
End of year or period	$196,693,121	$194,330,326	$582,631,765	$112,267,614
Undistributed net investment income at end of year or period	$4,003,614	$10,351,220	$4,373,206	$764,622

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Euro STOXX 50® Index Portfolio		ING FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$14,405,757	$22,271,147	$10,138,472	$20,073,144
Net realized gain (loss)	17,247,800	(47,211,450)	24,906,556	11,264,744
Net change in unrealized appreciation (depreciation)	(27,122,296)	184,899,117	(31,188,046)	53,579,599
Increase in net assets resulting from operations	4,531,261	159,958,814	3,856,982	84,917,487

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(475,786)	(160,508)	(184,534)	(67,538)
Class I	(22,415,790)	(28,413,701)	(21,360,732)	(18,501,001)
Net realized gains:
Class ADV	—	—	(90,539)	(138,360)
Class I	—	—	(9,747,029)	(27,532,191)
Total distributions	(22,891,576)	(28,574,209)	(31,382,834)	(46,239,090)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	72,690,279	128,690,079	37,877,408	48,515,954
Reinvestment of distributions	22,891,576	28,574,209	31,382,834	46,239,090
	95,581,855	157,264,288	69,260,242	94,755,044
Cost of shares redeemed	(296,770,412)	(275,140,003)	(154,752,103)	(124,671,379)
Net decrease in net assets resulting from capital share transactions	(201,188,557)	(117,875,715)	(85,491,861)	(29,916,335)
Net increase (decrease) in net assets	(219,548,872)	13,508,890	(113,017,713)	8,762,062

NET ASSETS:
Beginning of year or period	689,328,828	675,819,938	546,272,078	537,510,016
End of year or period	$469,779,956	$689,328,828	$433,254,365	$546,272,078
Undistributed net investment income at end of year or period	$14,410,655	$22,896,474	$10,139,539	$21,546,333

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Hang Seng Index Portfolio		ING International Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$2,443,233	$3,609,990	$8,255,393	$9,332,078
Net realized gain (loss)	(416,356)	(257,727)	258,305	(586,415)
Net change in unrealized appreciation (depreciation)	(13,775,067)	35,049,187	6,146,359	55,616,235
Increase (decrease) in net assets resulting from operations	(11,748,190)	38,401,450	14,660,057	64,361,898

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(59,347)	(10,796)	(162,030)	(131,826)
Class I	(3,243,544)	(1,246,556)	(8,439,993)	(6,872,113)
Class S	(2,017,644)	(521,718)	(2,132,885)	(2,066,057)
Class S2	—	—	(44,760)	(10,178)
Total distributions	(5,320,535)	(1,779,070)	(10,779,668)	(9,080,174)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,947,904	23,075,320	75,000,351	161,073,623
Reinvestment of distributions	5,320,535	1,779,070	10,779,668	9,080,174
	29,268,439	24,854,390	85,780,019	170,153,797
Cost of shares redeemed	(45,854,504)	(49,797,819)	(71,669,903)	(108,499,372)
Net increase (decrease) in net assets resulting from capital share transactions	(16,586,065)	(24,943,429)	14,110,116	61,654,425
Net increase (decrease) in net assets	(33,654,790)	11,678,951	17,990,505	116,936,149

NET ASSETS:
Beginning of year or period	154,055,478	142,376,527	443,799,380	326,863,231
End of year or period	$120,400,688	$154,055,478	$461,789,885	$443,799,380
Undistributed net investment income at end of year or period	$2,441,549	$5,318,851	$8,244,467	$10,768,742

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Japan TOPIX Index Portfolio		ING RussellTM Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$3,678,313	$8,175,215	$2,847,104	$5,796,438
Net realized gain	22,834,649	1,197,055	19,007,452	12,863,675
Net change in unrealized appreciation	40,779,545	27,171,414	18,236,483	34,827,883
Increase in net assets resulting from operations	67,292,507	36,543,684	40,091,039	53,487,996

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(254,382)	(57,013)	(4,525)	(2,473)
Class I	(7,936,124)	(6,912,160)	(3,593,992)	(2,776,854)
Class S	—	—	(2,198,353)	(1,709,063)
Net realized gains:
Class ADV	(62,669)	(415,115)	—	—
Class I	(1,736,562)	(26,601,217)	—	—
Total distributions	(9,989,737)	(33,985,505)	(5,796,870)	(4,488,390)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,215,500	50,646,985	17,426,906	54,345,446
Reinvestment of distributions	9,989,737	33,985,505	5,796,870	4,488,390
	44,205,237	84,632,490	23,223,776	58,833,836
Cost of shares redeemed	(148,328,165)	(89,953,863)	(38,020,078)	(89,268,777)
Net decrease in net assets resulting from capital share transactions	(104,122,928)	(5,321,373)	(14,796,302)	(30,434,941)
Net increase (decrease) in net assets	(46,820,158)	(2,763,194)	19,497,867	18,564,665

NET ASSETS:
Beginning of year or period	431,190,539	433,953,733	394,039,252	375,474,587
End of year or period	$384,370,381	$431,190,539	$413,537,119	$394,039,252
Undistributed net investment income at end of year or period	$3,752,293	$8,264,486	$2,842,413	$5,792,179

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Large Cap Index Portfolio		ING RussellTM Large Cap Value Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$5,323,034	$10,004,203	$1,195,941	$2,133,393
Net realized gain	6,414,556	4,869,275	4,501,234	4,777,493
Net change in unrealized appreciation	67,882,029	62,371,007	12,954,711	8,854,897
Increase in net assets resulting from operations	79,619,619	77,244,485	18,651,886	15,765,783

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(312,521)	(183,812)	(464)	(457)
Class I	(2,382,110)	(2,699,230)	(767,986)	(839,456)
Class S	(7,284,570)	(9,476,883)	(1,366,612)	(881,924)
Class S2	(35,087)	(6,412)	—	—
Net realized gains:
Class ADV	—	—	(259)	—
Class I	—	—	(322,393)	—
Class S	—	—	(636,162)	—
Total distributions	(10,014,288)	(12,366,337)	(3,093,876)	(1,721,837)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,396,333	146,964,672	30,516,635	55,775,860
Reinvestment of distributions	10,014,288	12,366,337	3,093,876	1,721,837
	78,410,621	159,331,009	33,610,511	57,497,697
Cost of shares redeemed	(49,204,094)	(121,582,435)	(14,499,788)	(42,011,375)
Net increase in net assets resulting from capital share transactions	29,206,527	37,748,574	19,110,723	15,486,322
Net increase in net assets	98,811,858	102,626,722	34,668,733	29,530,268

NET ASSETS:
Beginning of year or period	608,103,983	505,477,261	120,141,503	90,611,235
End of year or period	$706,915,841	$608,103,983	$154,810,236	$120,141,503
Undistributed net investment income at end of year or period	$5,293,753	$9,985,007	$1,193,245	$2,132,366

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Mid Cap Growth Index Portfolio		ING RussellTM Mid Cap Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$474,484	$2,320,465	$10,813,976	$24,192,490
Net realized gain	28,165,225	7,720,104	46,025,173	60,006,225
Net change in unrealized appreciation	11,564,588	30,315,797	200,949,921	164,990,482
Increase in net assets resulting from operations	40,204,297	40,356,366	257,789,070	249,189,197

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(33)	(6)	(662,302)	(261,842)
Class I	(44,082)	(26,673)	(20,852,248)	(15,896,653)
Class S	(2,243,685)	(960,548)	(2,507,370)	(1,568,684)
Class S2	(13,730)	(2,809)	(106,774)	(33,862)
Net realized gains:
Class ADV	—	—	(2,042,428)	(1,127,552)
Class I	—	—	(51,016,189)	(48,770,203)
Class S	—	—	(7,178,849)	(6,066,804)
Class S2	—	—	(301,103)	(120,626)
Total distributions	(2,301,530)	(990,036)	(84,667,263)	(73,846,226)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,982,691	17,939,157	408,277,491	217,237,946
Reinvestment of distributions	2,301,497	990,031	84,667,263	73,846,226
	19,284,188	18,929,188	492,944,754	291,084,172
Cost of shares redeemed	(28,752,964)	(54,013,618)	(257,090,331)	(254,448,082)
Net increase (decrease) in net assets resulting from capital share transactions	(9,468,776)	(35,084,430)	235,854,423	36,636,090
Net increase in net assets	28,433,991	4,281,900	408,976,230	211,979,061

NET ASSETS:
Beginning of year or period	277,781,156	273,499,256	1,702,032,479	1,490,053,418
End of year or period	$306,215,147	$277,781,156	$2,111,008,709	$1,702,032,479
Undistributed net investment income at end of year or period	$470,751	$2,297,797	$10,782,995	$24,097,713

See Accompanying Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING RussellTM Small Cap Index Portfolio		ING U.S. Bond Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$4,380,601	$11,940,025	$30,922,596	$69,885,509
Net realized gain (loss)	41,780,588	30,884,276	(8,002,981)	61,675,764
Net change in unrealized appreciation (depreciation)	78,370,039	69,082,405	(140,576,199)	15,984,078
Increase (decrease) in net assets resulting from operations	124,531,228	111,906,706	(117,656,584)	147,545,351

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(526,886)	(147,736)	(47,424)	(190,096)
Class I	(8,414,098)	(4,807,912)	(19,290,537)	(85,371,071)
Class S	(2,877,533)	(1,233,899)	(1,044,389)	(5,430,033)
Class S2	(97,188)	(28,185)	(2,967)	(6,506)
Net realized gains:
Class ADV	(1,678,614)	(1,299,828)	(130,294)	(206,884)
Class I	(21,284,903)	(26,424,716)	(40,401,841)	(88,919,303)
Class S	(8,495,887)	(9,554,036)	(2,305,906)	(6,252,564)
Class S2	(287,275)	(182,495)	(7,573)	(2,089)
Total distributions	(43,662,384)	(43,678,807)	(63,230,931)	(186,378,546)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,456,905	138,271,941	749,414,850	938,802,613
Reinvestment of distributions	43,662,384	43,678,807	63,230,931	186,378,546
	136,119,289	181,950,748	812,645,781	1,125,181,159
Cost of shares redeemed	(125,433,066)	(157,229,418)	(539,980,204)	(864,538,333)
Net increase in net assets resulting from capital share transactions	10,686,223	24,721,330	272,665,577	260,642,826
Net increase in net assets	91,555,067	92,949,229	91,778,062	221,809,631

NET ASSETS:
Beginning of year or period	792,895,579	699,946,350	4,028,489,019	3,806,679,388
End of year or period	$884,450,646	$792,895,579	$4,120,267,081	$4,028,489,019
Undistributed net investment income at end of year or period	$4,365,396	$11,900,500	$11,831,347	$1,294,068

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$3,821,702	$6,303,147
Net realized gain (loss)	61,114	(4,841,267)
Net change in unrealized appreciation (depreciation)	(5,062,575)	23,551,220
Increase (decrease) in net assets resulting from operations	(1,179,759)	25,013,100

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(45,612)	(39,120)
Class S	(6,360,001)	(7,076,900)
Total distributions	(6,405,613)	(7,116,020)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,100,782	7,159,670
Reinvestment of distributions	6,405,613	7,116,020
	9,506,395	14,275,690
Cost of shares redeemed	(14,300,927)	24,866,837
Net decrease in net assets resulting from capital share transactions	(4,794,532)	(10,951,147)
Net increase (decrease) in net assets	(12,379,904)	7,305,933

NET ASSETS:
Beginning of year or period	181,693,693	174,387,760
End of year or period	$169,313,789	$181,693,693
Undistributed net investment income at end of year or period	$3,816,334	$6,400,245

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Australia Index Portfolio
Class ADV
06-30-13	10.27	0.19		(1.02)	(0.83)	0.52	—	—	0.52	—	8.92	(8.94)	1.27	0.92	0.92	3.53	3	7
12-31-12	8.72	0.37	•	1.54	1.91	0.32	0.04	—	0.36	—	10.27	22.26	1.27	0.92	0.92	3.93	3	10
03-02-11(5)–12-31-11	10.00	0.27		(1.55)	(1.28)	—	—	—	—	—	8.72	(12.80)	1.32	0.97	0.97	3.40	3	22
Class I
06-30-13	10.34	0.20		(1.00)	(0.80)	0.57	—	—	0.57	—	8.97	(8.68)	0.77	0.42	0.42	4.07	196,690	7
12-31-12	8.76	0.41	•	1.56	1.97	0.35	0.04	—	0.39	—	10.34	22.91	0.77	0.42	0.42	4.42	194,327	10
03-02-11(5)–12-31-11	10.00	0.31	•	(1.55)	(1.24)	—	—	—	—	—	8.76	(12.40)	0.82	0.47	0.47	3.83	189,709	22
ING Emerging Markets Index Portfolio
Class ADV
06-30-13	11.95	0.08		(1.68)	(1.60)	—	0.05	—	0.05	—	10.30	(13.42)	1.36	1.11	1.11	1.37	3	9
12-31-12	10.31	0.17		1.48	1.65	—	0.01	—	0.01	—	11.95	16.01	1.40	1.15	1.15	1.55	4	61
12-19-11(5)–12-31-11	10.00	(0.00	)*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.47	1.22	1.22	(0.08)	3	—
Class I
06-30-13	12.00	0.18	•	(1.77)	(1.59)	0.01	0.05	—	0.06	—	10.35	(13.25)	0.86	0.61	0.61	3.28	582,622	9
12-31-12	10.32	0.16	•	1.53	1.69	—	0.01	—	0.01	—	12.00	16.38	0.90	0.65	0.65	1.39	112,257	61
12-19-11(5)–12-31-11	10.00	0.00	*	0.32	0.32	—	—	—	—	—	10.32	3.20	0.97	0.72	0.72	0.35	61,384	—
Class S
06-30-13	11.97	0.08		(1.67)	(1.59)	—	0.05	—	0.05	—	10.33	(13.31)	1.11	0.86	0.86	1.45	3	9
12-31-12	10.31	0.20		1.47	1.67	—	0.01	—	0.01	—	11.97	16.20	1.15	0.90	0.90	1.80	4	61
12-19-11(5)–12-31-11	10.00	0.00	*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.22	0.97	0.97	0.11	3	—
Class S2
06-30-13	11.96	0.08		(1.67)	(1.59)	—	0.05	—	0.05	—	10.32	(13.32)	1.36	1.01	1.01	1.47	3	9
12-31-12	10.31	0.18		1.48	1.66	—	0.01	—	0.01	—	11.96	16.10	1.40	1.05	1.05	1.65	4	61
12-19-11(5)–12-31-11	10.00	0.00	*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.47	1.12	1.12	0.03	3	—
ING Euro STOXX 50® Index Portfolio
Class ADV
06-30-13	9.90	0.22	•	(0.33)	(0.11)	0.44	—	—	0.44	—	9.35	(1.27)	1.30	0.95	0.95	4.54	10,446	13
12-31-12	8.41	0.21	•	1.58	1.79	0.30	—	—	0.30	—	9.90	21.83	1.31	0.96	0.96	2.33	9,377	20
12-31-11	10.49	0.47	•	(2.16)	(1.69)	0.39	—	—	0.39	—	8.41	(17.27)	1.27	0.92	0.92	4.54	3,241	34
12-31-10	11.63	0.18	•	(1.25)	(1.07)	0.05	0.02	—	0.07	—	10.49	(9.13)	1.25	0.90	0.90	1.79	4,937	27
08-17-09(5)–12-31-09	10.00	0.06	•	1.57	1.63	—	—	—	—	—	11.63	16.30	1.32	0.97	0.97	1.29	665	1

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Euro STOXX 50® Index Portfolio (continued)
Class I
06-30-13	9.94	0.23	•	(0.30)	(0.07)	0.47	—	—	0.47	—	9.40	(0.90)	0.80	0.45		0.45		4.64		459,334	13
12-31-12	8.50	0.28	•	1.56	1.84	0.40	—	—	0.40	—	9.94	22.42	0.81	0.46		0.46		3.23		679,952	20
12-31-11	10.57	0.38	•	(2.05)	(1.67)	0.40	—	—	0.40	—	8.50	(16.99)	0.77	0.42		0.42		3.68		672,579	34
12-31-10	11.66	0.31	•	(1.32)	(1.01)	0.06	0.02	—	0.08	—	10.57	(8.64)	0.75	0.40		0.40		3.00		873,679	27
08-17-09(5)–12-31-09	10.00	0.07	•	1.59	1.66	—	—	—	—	—	11.66	16.60	0.82	0.47		0.47		1.42		824,138	1
ING FTSE 100 Index® Portfolio
Class ADV
06-30-13	12.25	0.22	•	(0.23)	(0.01)	0.61	0.28	—	0.89	—	11.35	(0.73)	1.27	0.92		0.92		3.65		3,854	5
12-31-12	11.48	0.37	•	1.34	1.71	0.31	0.63	—	0.94	—	12.25	15.24	1.26	0.91		0.91		3.15		2,642	7
12-31-11	12.46	0.36	•	(0.81)	(0.45)	0.35	0.18	—	0.53	—	11.48	(4.13)	1.26	0.91		0.91		2.90		2,562	12
12-31-10	11.60	0.22	•	0.79	1.01	0.07	0.08	—	0.15	—	12.46	8.87	1.24	0.89		0.89		1.88		3,734	14
08-17-09(5)–12-31-09	10.00	0.06	•	1.54	1.60	—	—	—	—	0.00 *	11.60	16.00 (a)	1.33	0.98		0.98		1.25		759	8
Class I
06-30-13	12.31	0.24	•	(0.30)	(0.06)	0.57	0.28	—	0.85	—	11.40	(0.47)	0.77	0.42		0.42		3.94		429,401	5
12-31-12	11.59	0.43	•	1.34	1.77	0.42	0.63	—	1.05	—	12.31	15.74	0.76	0.41		0.41		3.63		543,630	7
12-31-11	12.53	0.41	•	(0.80)	(0.39)	0.37	0.18	—	0.55	—	11.59	(3.61)	0.76	0.41		0.41		3.35		534,948	12
12-31-10	11.61	0.31	•	0.77	1.08	0.08	0.08	—	0.16	—	12.53	9.43	0.74	0.39		0.39		2.74		665,191	14
08-17-09(5)–12-31-09	10.00	0.11	•	1.45	1.56	—	—	—	—	0.05	11.61	16.10 (a)	0.83	0.48		0.48		2.38		619,886	8
ING Hang Seng Index Portfolio
Class ADV
06-30-13	14.12	0.23	•	(1.41)	(1.18)	0.50	—	—	0.50	—	12.44	(8.60)	1.32	1.22		1.22		3.42		1,498	8
12-31-12	11.10	0.21	•	2.90	3.11	0.09	—	—	0.09	—	14.12	28.14	1.34	1.24		1.24		1.69		1,607	9
12-31-11	13.98	0.23	•	(2.77)	(2.54)	0.34	—	—	0.34	—	11.10	(18.71)	1.37	1.27		1.27		1.85		1,874	15
12-31-10	13.04	0.16	•	0.79	0.95	0.01	—	—	0.01	—	13.98	7.30	1.34	1.24	†	1.24	†	1.22	†	1,147	9
05-04-09(5)–12-31-09	10.00	0.13	•	2.94	3.07	0.02	—	0.01	0.03	—	13.04	30.72	1.39	1.28	†	1.28	†	1.58	†	4	3
Class I
06-30-13	14.23	0.24	•	(1.39)	(1.15)	0.57	—	—	0.57	—	12.51	(8.38)	0.82	0.72		0.72		3.47		77,754	8
12-31-12	11.20	0.31	•	2.89	3.20	0.17	—	—	0.17	—	14.23	28.70	0.84	0.74		0.74		2.49		97,820	9
12-31-11	14.04	0.27	•	(2.76)	(2.49)	0.35	—	—	0.35	—	11.20	(18.23)	0.87	0.77		0.77		2.11		94,207	15
12-31-10	13.04	0.25	•	0.76	1.01	0.01	—	—	0.01	—	14.04	7.76	0.84	0.74	†	0.74	†	1.92	†	137,227	9
05-04-09(5)–12-31-09	10.00	0.04	•	3.07	3.11	0.06	—	0.01	0.07	—	13.04	31.14	0.89	0.78	†	0.78	†	0.48	†	101,683	3

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Hang Seng Index Portfolio (continued)
Class S
06-30-13	14.19	0.21	•	(1.38)	(1.17)	0.54	—	—	0.54	—	12.48	(8.55)	1.07	0.97		0.97		3.06		41,148	8
12-31-12	11.16	0.29	•	2.87	3.16	0.13	—	—	0.13	—	14.19	28.41	1.09	0.99		0.99		2.29		54,629	9
12-31-11	14.00	0.26	•	(2.77)	(2.51)	0.33	—	—	0.33	—	11.16	(18.45)	1.12	1.02		1.02		1.97		46,295	15
12-31-10	13.03	0.21	•	0.77	0.98	0.01	—	—	0.01	—	14.00	7.53	1.09	0.99	†	0.99	†	1.63	†	84,603	9
05-01-09(5)–12-31-09	10.00	0.06	•	3.03	3.09	0.05	—	0.01	0.06	—	13.03	30.93	1.14	1.03	†	1.03	†	0.71	†	43,353	3
ING International Index Portfolio
Class ADV
06-30-13	8.35	0.14	•	0.12	0.26	0.18	—	—	0.18	—	8.43	3.04	1.07	0.99		0.99		3.29		7,921	1
12-31-12	7.25	0.17	•	1.13	1.30	0.20	—	—	0.20	—	8.35	18.12	1.09	0.99		0.99		2.28		6,036	6
12-31-11	8.47	0.19	•	(1.22)	(1.03)	0.19	—	—	0.19	—	7.25	(12.63)	1.07	1.00		1.00		2.31		3,036	9
12-31-10	8.17	0.13	•	0.44	0.57	0.27	—	—	0.27	—	8.47	7.32	1.07	0.99	†	0.99	†	1.71	†	2,904	20
12-31-09	6.43	0.09	•	1.65	1.74	—	—	—	—	—	8.17	27.06	1.08	0.99	†	0.99	†	1.13	†	1,641	92
03-10-08(5)–12-31-08	10.00	0.20	•	(3.69)	(3.49)	0.08	—	—	0.08	—	6.43	(34.85)	1.17	1.00	†	1.00	†	2.87	†	2	22
Class I
06-30-13	8.46	0.16		0.13	0.29	0.21	—	—	0.21	—	8.54	3.30	0.57	0.50		0.50		3.67		356,032	1
12-31-12	7.33	0.20		1.15	1.35	0.22	—	—	0.22	—	8.46	18.72	0.59	0.50		0.50		2.69		349,512	6
12-31-11	8.54	0.22	•	(1.22)	(1.00)	0.21	—	—	0.21	—	7.33	(12.17)	0.57	0.51		0.51		2.73		249,268	9
12-31-10	8.21	0.18	•	0.44	0.62	0.29	—	—	0.29	—	8.54	7.84	0.57	0.50	†	0.50	†	2.31	†	256,723	20
12-31-09	6.41	0.18	•	1.62	1.80	—	—	—	—	—	8.21	28.08	0.58	0.50	†	0.50	†	2.54	†	216,453	92
03-10-08(5)–12-31-08	10.00	0.17	•	(3.65)	(3.48)	0.11	—	—	0.11	—	6.41	(34.73)	0.67	0.50	†	0.50	†	2.56	†	237,777	22
Class S
06-30-13	8.41	0.15	•	0.12	0.27	0.19	—	—	0.19	—	8.49	3.12	0.82	0.75		0.75		3.45		96,052	1
12-31-12	7.28	0.19		1.14	1.33	0.20	—	—	0.20	—	8.41	18.50	0.84	0.75		0.75		2.50		86,454	6
12-31-11	8.49	0.21	•	(1.23)	(1.02)	0.19	—	—	0.19	—	7.28	(12.44)	0.82	0.76		0.76		2.55		74,367	9
12-31-10	8.17	0.16	•	0.44	0.60	0.28	—	—	0.28	—	8.49	7.63	0.82	0.75	†	0.75	†	2.09	†	107,028	20
12-31-09	6.41	0.11	•	1.65	1.76	—	—	—	—	—	8.17	27.46	0.83	0.75	†	0.75	†	1.51	†	112,086	92
03-10-08(5)–12-31-08	10.00	0.12	•	(3.60)	(3.48)	0.11	—	—	0.11	—	6.41	(34.79)	0.92	0.75	†	0.75	†	1.93	†	6,983	22
Class S2
06-30-13	8.40	0.14		0.12	0.26	0.20	—	—	0.20	—	8.46	2.99	1.07	0.90		0.90		3.26		1,785	1
12-31-12	7.30	0.15	•	1.17	1.32	0.22	—	—	0.22	—	8.40	18.29	1.09	0.90		0.90		1.93		1,797	6
12-31-11	8.52	0.12	•	(1.16)	(1.04)	0.18	—	—	0.18	—	7.30	(12.60)	1.07	0.91		0.91		1.60		192	9
12-31-10	8.19	0.15	•	0.44	0.59	0.26	—	—	0.26	—	8.52	7.44	1.07	0.90	†	0.90	†	1.91	†	5	20
02-27-09(5)–12-31-09	5.05	0.10	•	3.04	3.14	—	—	—	—	—	8.19	62.18	1.08	0.90	†	0.90	†	1.69	†	5	92

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Japan TOPIX Index Portfolio
Class ADV
06-30-13	9.35	0.06	•	1.31	1.37	0.21	0.05	—	0.26	—	10.46	14.51	1.27	0.92		0.92		1.13		11,043	2
12-31-12	9.38	0.16	•	0.54	0.70	0.09	0.64	—	0.73	—	9.35	7.60	1.25	0.90		0.90		1.68		5,739	9
12-31-11	11.12	0.10	•	(1.60)	(1.50)	0.16	0.08	—	0.24	—	9.38	(13.72)	1.32	0.97		0.97		0.97		10,069	45
12-31-10	9.80	0.09	•	1.25	1.34	0.01	0.01	—	0.02	—	11.12	13.63	1.27	0.92		0.92		0.94		8,580	9
08-17-09(5)–12-31-09	10.00	(0.04	)•	(0.16)	(0.20)	—	—	—	—	—	9.80	(2.00)	1.29	0.94		0.94		(1.02)		327	5
Class I
06-30-13	9.42	0.09	•	1.31	1.40	0.23	0.05	—	0.28	—	10.54	14.77	0.77	0.42		0.42		1.72		373,327	2
12-31-12	9.47	0.19		0.57	0.76	0.17	0.64	—	0.81	—	9.42	8.19	0.75	0.40		0.40		1.91		425,451	9
12-31-11	11.19	0.16	•	(1.62)	(1.46)	0.18	0.08	—	0.26	—	9.47	(13.29)	0.82	0.47		0.47		1.54		423,885	45
12-31-10	9.82	0.14	•	1.25	1.39	0.01	0.01	—	0.02	—	11.19	14.13	0.77	0.42		0.42		1.39		404,703	9
08-17-09(5)–12-31-09	10.00	0.01		(0.19)	(0.18)	—	—	—	—	—	9.82	(1.80)	0.79	0.44		0.44		0.31		504,443	5
ING RussellTM Large Cap Growth Index Portfolio
Class ADV
06-30-13	16.62	0.08		1.61	1.69	0.20	—	—	0.20	—	18.11	10.18	1.10	1.00		1.00		1.00		416	10
12-31-12	14.70	0.17	•	1.87	2.04	0.12	—	—	0.12	—	16.62	13.90	1.09	0.99		0.99		1.02		366	17
12-31-11	14.30	0.10		0.43	0.53	0.13	—	—	0.13	—	14.70	3.70	1.09	0.99		0.99		0.76		263	16
12-31-10	12.81	0.10	•	1.46	1.56	0.07	—	—	0.07	—	14.30	12.18	1.08	0.98	†	0.98	†	0.81	†	242	23
05-01-09(5)–12-31-09	10.00	0.07	•	2.74	2.81	—	—	—	—	—	12.81	28.10	1.12	1.02	†	0.98	†	0.87	†	151	5
Class I
06-30-13	16.78	0.13	•	1.62	1.75	0.28	—	—	0.28	—	18.25	10.40	0.60	0.50		0.50		1.49		237,612	10
12-31-12	14.82	0.25	•	1.90	2.15	0.19	—	—	0.19	—	16.78	14.50	0.59	0.49		0.49		1.50		228,977	17
12-31-11	14.39	0.19	•	0.42	0.61	0.18	—	—	0.18	—	14.82	4.21	0.59	0.49		0.49		1.27		221,400	16
12-31-10	12.84	0.17	•	1.47	1.64	0.09	—	—	0.09	—	14.39	12.80	0.58	0.48	†	0.48	†	1.30	†	239,910	23
05-01-09(5)–12-31-09	10.00	0.08		2.76	2.84	—	—	—	—	—	12.84	28.40	0.62	0.52	†	0.48	†	1.45	†	241,608	5
Class S
06-30-13	16.71	0.12		1.60	1.72	0.23	—	—	0.23	—	18.20	10.29	0.85	0.75		0.75		1.25		175,509	10
12-31-12	14.76	0.21	•	1.89	2.10	0.15	—	—	0.15	—	16.71	14.26	0.84	0.74		0.74		1.26		164,697	17
12-31-11	14.34	0.15		0.42	0.57	0.15	—	—	0.15	—	14.76	3.92	0.84	0.74		0.74		1.03		153,812	16
12-31-10	12.82	0.13	•	1.46	1.59	0.07	—	—	0.07	—	14.34	12.47	0.83	0.73	†	0.73	†	1.05	†	147,272	23
05-01-09(5)–12-31-09	10.00	0.07		2.75	2.82	—	—	—	—	—	12.82	28.20	0.87	0.77	†	0.73	†	1.19	†	144,502	5

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTH Large Cap Index Portfolio
Class ADV
06-30-13	10.90	0.08	•	1.32	1.40	0.17		—	—	0.17		—	12.13	12.87	0.88	0.87		0.87		1.29		24,031	2
12-31-12	9.65	0.16	•	1.29	1.45	0.20		—	—	0.20		—	10.90	15.05	0.88	0.87		0.87		1.50		17,492	3
12-31-11	9.58	0.12	•	0.07	0.19	0.12		—	—	0.12		—	9.65	1.92	0.88	0.87		0.87		1.26		8,964	9
12-31-10	8.85	0.10	•	0.93	1.03	0.30		—	—	0.30		—	9.58	11.74	0.89	0.87	†	0.87	†	1.15	†	10,161	11
12-31-09	7.19	0.10	•	1.56	1.66	—		—	—	—		—	8.85	23.09	0.90	0.87	†	0.87	†	1.31	†	6,835	44
03-10-08(5)–12-31-08	10.00	0.13	•	(2.87)	(2.74)	0.07		—	—	0.07		—	7.19	(27.42)	0.89	0.87	†	0.87	†	1.98	†	1,135	8
Class I
06-30-13	11.04	0.10		1.35	1.45	0.20		—	—	0.20		—	12.29	13.17	0.38	0.37		0.37		1.79		151,039	2
12-31-12	9.78	0.19		1.33	1.52	0.26		—	—	0.26		—	11.04	15.56	0.38	0.37		0.37		1.96		128,779	3
12-31-11	9.68	0.17	•	0.09	0.26	0.16		—	—	0.16		—	9.78	2.57	0.38	0.37		0.37		1.76		98,853	9
12-31-10	8.92	0.15	•	0.92	1.07	0.31		—	—	0.31		—	9.68	12.19	0.39	0.37	†	0.37	†	1.64	†	340,889	11
12-31-09	7.21	0.15	•	1.56	1.71	0.00	*	—	—	0.00	*	—	8.92	23.73	0.40	0.37	†	0.37	†	2.02	†	251,504	44
03-10-08(5)–12-31-08	10.00	0.17	•	(2.88)	(2.71)	0.08		—	—	0.08		—	7.21	(27.06)	0.39	0.37	†	0.37	†	2.31	†	1,057,974	8
Class S
06-30-13	10.98	0.09		1.32	1.41	0.17		—	—	0.17		—	12.22	12.91	0.63	0.62		0.62		1.54		529,547	2
12-31-12	9.72	0.18		1.31	1.49	0.23		—	—	0.23		—	10.98	15.38	0.63	0.62		0.62		1.70		461,214	3
12-31-11	9.64	0.15	•	0.06	0.21	0.13		—	—	0.13		—	9.72	2.13	0.63	0.62		0.62		1.50		397,371	9
12-31-10	8.89	0.12	•	0.93	1.05	0.30		—	—	0.30		—	9.64	12.00	0.64	0.62	†	0.62	†	1.39	†	454,246	11
12-31-09	7.20	0.12	•	1.57	1.69	—		—	—	—		—	8.89	23.47	0.65	0.62	†	0.62	†	1.51	†	440,738	44
03-10-08(5)–12-31-08	10.00	0.14	•	(2.87)	(2.73)	0.07		—	—	0.07		—	7.20	(27.23)	0.64	0.62	†	0.62	†	2.19	†	28,529	8
Class S2
06-30-13	11.13	0.09	•	1.34	1.43	0.19		—	—	0.19		—	12.37	12.89	0.88	0.77		0.77		1.44		2,298	2
12-31-12	9.87	0.17	•	1.32	1.49	0.23		—	—	0.23		—	11.13	15.17	0.88	0.77		0.77		1.59		618	3
12-31-11	9.81	0.14	•	0.07	0.21	0.15		—	—	0.15		—	9.87	2.01	0.88	0.77		0.77		1.47		289	9
12-31-10	8.79	0.11	•	0.91	1.02	—		—	—	—		—	9.81	11.60	0.89	0.77	†	0.77	†	1.17	†	48	11
02-27-09(5)–12-31-09	5.89	0.00	*•	2.90	2.90	0.00	*	—	—	0.00	*	—	8.79	49.26	0.90	0.77	†	0.77	†	(0.06	)†	4	44
ING RussellTM Large Cap Value Index Portfolio
Class ADV
06-30-13	14.19	0.09		2.04	2.13	0.20		0.11	—	0.31		—	16.01	15.09	1.11	1.00		1.00		1.42		41	11
12-31-12	12.42	0.21		1.76	1.97	0.20		—	—	0.20		—	14.19	15.92	1.11	1.00		1.00		1.70		32	28
12-31-11	12.52	0.19		(0.13)	0.06	0.16		—	—	0.16		—	12.42	0.35	1.09	0.99		0.99		1.54		26	20
12-31-10	12.61	0.16	•	1.18	1.34	0.17		1.26	—	1.43		—	12.52	10.86	1.11	1.01	†	1.01	†	1.30	†	27	30
05-01-09(5)–12-31-09	10.00	0.10	•	2.51	2.61	—		—	—	—		—	12.61	26.10	1.17	1.06	†	1.06	†	1.30	†	26	87

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTM Large Cap Value Index Portfolio (continued)
Class I
06-30-13	14.30	0.15	•	2.04	2.19	0.27	—	0.11	0.38	—	16.11	15.39	0.61	0.50		0.50		1.92		46,169	11
12-31-12	12.51	0.30	•	1.75	2.05	0.26	—	—	0.26	—	14.30	16.47	0.61	0.50		0.50		2.21		43,907	28
12-31-11	12.60	0.26	•	(0.14)	0.12	0.21	—	—	0.21	—	12.51	0.83	0.59	0.49		0.49		2.04		41,335	20
12-31-10	12.65	0.22	•	1.19	1.41	0.20	1.26	—	1.46	—	12.60	11.38	0.61	0.51	†	0.51	†	1.81	†	45,590	30
05-01-09(5)–12-31-09	10.00	0.15	•	2.50	2.65	—	—	—	—	—	12.65	26.50	0.67	0.56	†	0.56	†	1.89	†	48,211	87
Class S
06-30-13	14.24	0.13	•	2.04	2.17	0.24	0.11	—	0.35	—	16.06	15.33	0.86	0.75		0.75		1.67		108,600	11
12-31-12	12.47	0.27	•	1.73	2.00	0.23	—	—	0.23	—	14.24	16.11	0.86	0.75		0.75		1.97		76,203	28
12-31-11	12.57	0.22	•	(0.14)	0.08	0.18	—	—	0.18	—	12.47	0.56	0.84	0.74		0.74		1.79		49,250	20
12-31-10	12.64	0.19	•	1.19	1.38	0.19	1.26	—	1.45	—	12.57	11.13	0.86	0.76	†	0.76	†	1.58	†	43,502	30
05-01-09(5)–12-31-09	10.00	0.12	•	2.52	2.64	—	—	—	—	—	12.64	26.40	0.92	0.81	†	0.81	†	1.51	†	30,119	87
ING RussellTM Mid Cap Growth Index Portfolio
Class ADV
06-30-13	18.24	0.01		2.60	2.61	0.11	—	—	0.11	—	20.74	14.32	1.09	0.99		0.99		0.06		6	23
12-31-12	15.86	0.10		2.30	2.40	0.02	—	—	0.02	—	18.24	15.13	1.10	1.00		1.00		0.58		5	20
12-31-11	16.29	0.01	•	(0.11)	(0.10)	0.33	—	—	0.33	—	15.86	(2.46)	1.09	0.99		0.99		0.08		5	24
12-31-10	13.11	0.03		3.30	3.33	0.02	0.13	—	0.15	—	16.29	25.52	1.09	0.99	†	0.99	†	0.23	†	5	25
05-01-09(5)–12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	1.04	†	1.04	†	0.30	†	4	42
Class I
06-30-13	18.37	0.05		2.63	2.68	0.20	—	—	0.20	—	20.85	14.62	0.59	0.49		0.49		0.58		4,765	23
12-31-12	15.96	0.18	•	2.33	2.51	0.10	—	—	0.10	—	18.37	15.74	0.60	0.50		0.50		1.03		3,905	20
12-31-11	16.38	0.09	•	(0.40)	(0.31)	0.11	—	—	0.11	—	15.96	(2.00)	0.59	0.49		0.49		0.53		4,020	24
12-31-10	13.14	0.10		3.32	3.42	0.05	0.13	—	0.18	—	16.38	26.22	0.59	0.49	†	0.49	†	0.73	†	12,615	25
05-01-09(5)–12-31-09	10.00	0.05	•	3.09	3.14	—	—	—	—	—	13.14	31.40	0.64	0.54	†	0.54	†	0.72	†	9,644	42
Class S
06-30-13	18.32	0.03		2.61	2.64	0.15	—	—	0.15	—	20.81	14.44	0.84	0.74		0.74		0.31		299,541	23
12-31-12	15.91	0.14	•	2.33	2.47	0.06	—	—	0.06	—	18.32	15.50	0.85	0.75		0.75		0.80		272,387	20
12-31-11	16.33	0.06		(0.41)	(0.35)	0.07	—	—	0.07	—	15.91	(2.20)	0.84	0.74		0.74		0.34		267,999	24
12-31-10	13.13	0.07		3.30	3.37	0.04	0.13	—	0.17	—	16.33	25.85	0.84	0.74	†	0.74	†	0.48	†	325,749	25
05-01-09(5)–12-31-09	10.00	0.06	•	3.07	3.13	—	—	—	—	—	13.13	31.30	0.89	0.79	†	0.79	†	0.67	†	271,776	42

See Accompanying Notes to Financial Statements

33

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTM Mid Cap Growth Index Portfolio (continued)
Class S2
06-30-13	18.28	0.02	•	2.61	2.63	0.14	—	—	0.14	—	20.77	14.40	1.09	0.89		0.89		0.16		1,903	23
12-31-12	15.88	0.11	•	2.32	2.43	0.03	—	—	0.03	—	18.28	15.30	1.10	0.90		0.90		0.64		1,484	20
12-31-11	16.30	0.04		(0.42)	(0.38)	0.04	—	—	0.04	—	15.88	(2.34)	1.09	0.89		0.89		0.18		1,476	24
12-31-10	13.11	0.05		3.30	3.35	0.03	0.13	—	0.16	—	16.30	25.71	1.09	0.89	†	0.89	†	0.32	†	1,781	25
05-01-09(5)–12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	0.94	†	0.94	†	0.47	†	1,619	42
ING RussellTM Mid Cap Index Portfolio
Class ADV
06-30-13	12.25	0.05	•	1.77	1.82	0.13	0.41	—	0.54	—	13.53	14.99	0.94	0.93		0.93		0.70		72,994	11
12-31-12	10.99	0.13	•	1.66	1.79	0.10	0.43	—	0.53	—	12.25	16.42	0.94	0.93		0.93		1.12		46,214	10
12-31-11	11.45	0.09	•	(0.33)	(0.24)	0.13	0.09	—	0.22	—	10.99	(2.31)	0.95	0.93		0.93		0.81		25,606	12
12-31-10	9.24	0.11	•	2.15	2.26	0.05	—	—	0.05	—	11.45	24.48	0.95	0.93	†	0.93	†	1.08	†	13,988	8
12-31-09	6.63	0.10	•	2.51	2.61	—	—	—	—	—	9.24	39.37	0.93	0.93	†	0.93	†	1.18	†	2,856	7
03-10-08(5)–12-31-08	10.00	0.08	•	(3.37)	(3.29)	0.07	—	0.01	0.08	—	6.63	(32.92)	1.01	0.93	†	0.93	†	1.00	†	61	30
Class I
06-30-13	12.45	0.06		1.83	1.89	0.17	0.41	—	0.58	—	13.76	15.28	0.44	0.43		0.43		1.18		1,768,666	11
12-31-12	11.14	0.18	•	1.70	1.88	0.14	0.43	—	0.57	—	12.45	17.04	0.44	0.43		0.43		1.54		1,455,088	10
12-31-11	11.57	0.15		(0.34)	(0.19)	0.15	0.09	—	0.24	—	11.14	(1.88)	0.45	0.43		0.43		1.26		1,311,921	12
12-31-10	9.29	0.15	•	2.19	2.34	0.06	—	—	0.06	—	11.57	25.22	0.45	0.43	†	0.43	†	1.46	†	1,389,676	8
12-31-09	6.63	0.13	•	2.53	2.66	—	—	—	—	—	9.29	40.12	0.43	0.43	†	0.43	†	1.59	†	1,285,223	7
03-10-08(5)–12-31-08	10.00	0.13	•	(3.41)	(3.28)	0.08	—	0.01	0.09	—	6.63	(32.74)	0.51	0.43	†	0.43	†	1.74	†	117,525	30
Class S
06-30-13	12.36	0.06	•	1.79	1.85	0.14	0.41	—	0.55	—	13.66	15.11	0.69	0.68		0.68		0.94		257,082	11
12-31-12	11.07	0.16	•	1.67	1.83	0.11	0.43	—	0.54	—	12.36	16.69	0.69	0.68		0.68		1.31		193,939	10
12-31-11	11.50	0.12		(0.34)	(0.22)	0.12	0.09	—	0.21	—	11.07	(2.07)	0.70	0.68		0.68		1.01		149,956	12
12-31-10	9.25	0.12	•	2.18	2.30	0.05	—	—	0.05	—	11.50	24.88	0.70	0.68	†	0.68	†	1.22	†	162,362	8
12-31-09	6.62	0.10	•	2.53	2.63	—	—	—	—	—	9.25	39.73	0.68	0.68	†	0.68	†	1.33	†	103,065	7
03-10-08(5)–12-31-08	10.00	0.12	•	(3.41)	(3.29)	0.08	—	0.01	0.09	—	6.62	(32.90)	0.76	0.68	†	0.68	†	1.85	†	25,303	30
Class S2
06-30-13	12.27	0.06	•	1.78	1.84	0.15	0.41	—	0.56	—	13.55	15.07	0.94	0.83		0.83		0.83		12,266	11
12-31-12	11.02	0.15	•	1.65	1.80	0.12	0.43	—	0.55	—	12.27	16.48	0.94	0.83		0.83		1.29		6,791	10
12-31-11	11.48	0.11	•	(0.34)	(0.23)	0.14	0.09	—	0.23	—	11.02	(2.18)	0.95	0.83		0.83		1.01		2,570	12
12-31-10	9.25	0.16	•	2.10	2.26	0.03	—	—	0.03	—	11.48	24.49	0.95	0.83	†	0.83	†	1.49	†	428	8
02-27-09(5)–12-31-09	5.52	0.08	•	3.65	3.73	—	—	—	—	—	9.25	67.57	0.93	0.83	†	0.83	†	1.19	†	5	7

See Accompanying Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING RussellTM Small Cap Index Portfolio
Class ADV
06-30-13	12.64	0.04	•	1.88	1.92	0.16	0.52	—	0.68	—	13.88	15.49	0.96	0.95		0.95		0.63		46,671	12
12-31-12	11.58	0.15	•	1.61	1.76	0.07	0.63	—	0.70	—	12.64	15.53	0.97	0.95		0.95		1.23		33,777	15
12-31-11	12.20	0.05	•	(0.58)	(0.53)	0.09	—	—	0.09	—	11.58	(4.45)	0.97	0.95		0.95		0.46		21,501	15
12-31-10	9.74	0.08	•	2.43	2.51	0.05	—	—	0.05	—	12.20	25.77	0.97	0.95	†	0.95	†	0.73	†	13,051	23
12-31-09	7.72	0.06	•	1.96	2.02	—	—	—	—	—	9.74	26.17	0.97	0.95	†	0.95	†	0.74	†	1,972	16
03-10-08(5)–12-31-08	10.00	0.11	•	(2.32)	(2.21)	0.06	—	0.01	0.07	—	7.72	(22.02)	1.27	1.17	†	1.17	†	1.74	†	571	35
Class I
06-30-13	12.86	0.08	•	1.91	1.99	0.20	0.52	—	0.72	—	14.13	15.80	0.46	0.45		0.45		1.10		581,724	12
12-31-12	11.76	0.21		1.64	1.85	0.12	0.63	—	0.75	—	12.86	16.04	0.47	0.45		0.45		1.65		553,728	15
12-31-11	12.34	0.11		(0.58)	(0.47)	0.11	—	—	0.11	—	11.76	(3.92)	0.47	0.45		0.45		0.90		504,085	15
12-31-10	9.81	0.11	•	2.48	2.59	0.06	—	—	0.06	—	12.34	26.43	0.47	0.45	†	0.45	†	1.08	†	550,465	23
12-31-09	7.75	0.10	•	1.96	2.06	—	—	—	—	—	9.81	26.58	0.47	0.45	†	0.45	†	1.23	†	514,616	16
03-10-08(5)–12-31-08	10.00	0.12	•	(2.29)	(2.17)	0.07	—	0.01	0.08	—	7.75	(21.68)	0.53	0.45	†	0.45	†	1.49	†	132,762	35
Class S
06-30-13	12.78	0.05		1.90	1.95	0.17	0.52	—	0.69	—	14.04	15.58	0.71	0.70		0.70		0.86		244,881	12
12-31-12	11.68	0.17		1.64	1.81	0.08	0.63	—	0.71	—	12.78	15.84	0.72	0.70		0.70		1.41		199,428	15
12-31-11	12.27	0.08		(0.58)	(0.50)	0.09	—	—	0.09	—	11.68	(4.19)	0.72	0.70		0.70		0.62		172,182	15
12-31-10	9.77	0.09	•	2.45	2.54	0.04	—	—	0.04	—	12.27	26.07	0.72	0.70	†	0.70	†	0.85	†	205,956	23
12-31-09	7.73	0.07		1.97	2.04	—	—	—	—	—	9.77	26.39	0.72	0.70	†	0.70	†	0.95	†	136,697	16
03-10-08(5)–12-31-08	10.00	0.12	•	(2.32)	(2.20)	0.06	—	0.01	0.07	—	7.73	(21.95)	0.78	0.70	†	0.70	†	1.71	†	74,707	35
Class S2
06-30-13	12.64	0.05	•	1.88	1.93	0.17	0.52	—	0.69	—	13.88	15.59	0.96	0.85		0.85		0.78		11,174	12
12-31-12	11.59	0.17	•	1.61	1.78	0.10	0.63	—	0.73	—	12.64	15.67	0.97	0.85		0.85		1.40		5,962	15
12-31-11	12.22	0.08	•	(0.60)	(0.52)	0.11	—	—	0.11	—	11.59	(4.38)	0.97	0.85		0.85		0.64		2,178	15
12-31-10	9.74	0.12	•	2.39	2.51	0.03	—	—	0.03	—	12.22	25.81	0.97	0.85	†	0.85	†	1.07	†	143	23
02-27-09(5)–12-31-09	6.03	0.06		3.65	3.71	—	—	—	—	—	9.74	61.53	0.97	0.85	†	0.85	†	0.83	†	5	16
ING U.S. Bond Index Portfolio
Class ADV
06-30-13	10.94	0.05		(0.37)	(0.32)	0.04	0.11	—	0.15	—	10.47	(2.98)	0.91	0.91		0.91		1.02		12,379	90
12-31-12	11.04	0.14		0.22	0.36	0.20	0.26	—	0.46	—	10.94	3.35	0.91	0.91		0.91		1.27		11,313	145
12-31-11	10.71	0.17	•	0.54	0.71	0.20	0.18	—	0.38	—	11.04	6.75	0.94	0.94		0.94		1.54		9,397	284
12-31-10	10.37	0.20	•	0.38	0.58	0.24	—	—	0.24	—	10.71	5.58	0.96	0.95	†	0.95	†	1.82	†	3,714	279
12-31-09	10.12	0.23	•	0.30	0.53	0.20	0.08	—	0.28	—	10.37	5.29	0.94	0.94	†	0.94	†	2.27	†	1,432	380
03-10-08(5)–12-31-08	10.00	0.25		0.07	0.32	0.18	0.02	—	0.20	—	10.12	3.26	1.01	0.95	†	0.95	†	2.95	†	143	360

See Accompanying Notes to Financial Statements

35

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING U.S. Bond Index Portfolio (continued)
Class I
06-30-13	10.97	0.08		(0.38)	(0.30)	0.05	0.11	—	0.16	—	10.51	(2.76)	0.41	0.41		0.41		1.52		3,887,767	90
12-31-12	11.07	0.20		0.21	0.41	0.25	0.26	—	0.51	—	10.97	3.85	0.41	0.41		0.41		1.78		3,752,746	145
12-31-11	10.74	0.23		0.53	0.76	0.25	0.18	—	0.43	—	11.07	7.20	0.44	0.44		0.44		2.05		3,479,437	284
12-31-10	10.39	0.25	•	0.38	0.63	0.28	—	—	0.28	—	10.74	6.14	0.46	0.45	†	0.45	†	2.36	†	3,655,181	279
12-31-09	10.12	0.28	•	0.31	0.59	0.24	0.08	—	0.32	—	10.39	5.88	0.44	0.44	†	0.44	†	2.66	†	3,501,280	380
03-07-08(5)–12-31-08	10.00	0.28	•	0.08	0.36	0.22	0.02	—	0.24	—	10.12	3.61	0.51	0.45	†	0.45	†	3.42	†	107,276	360
Class S
06-30-13	10.94	0.07		(0.37)	(0.30)	0.05	0.11	—	0.16	—	10.48	(2.84)	0.66	0.66		0.66		1.27		219,383	90
12-31-12	11.04	0.17		0.22	0.39	0.23	0.26	—	0.49	—	10.94	3.59	0.66	0.66		0.66		1.53		263,816	145
12-31-11	10.71	0.19		0.54	0.73	0.22	0.18	—	0.40	—	11.04	6.96	0.69	0.69		0.69		1.79		317,638	284
12-31-10	10.36	0.23	•	0.38	0.61	0.26	—	—	0.26	—	10.71	5.89	0.71	0.70	†	0.70	†	2.10	†	249,203	279
12-31-09	10.10	0.26		0.29	0.55	0.21	0.08	—	0.29	—	10.36	5.54	0.69	0.69	†	0.69	†	2.59	†	265,749	380
03-10-08(5)–12-31-08	10.00	0.27	•	0.06	0.33	0.21	0.02	—	0.23	—	10.10	3.29	0.76	0.70	†	0.70	†	3.42	†	180,622	360
Class S2
06-30-13	10.95	0.06		(0.37)	(0.31)	0.04	0.11	—	0.15	—	10.49	(2.86)	0.91	0.81		0.81		1.12		738	90
12-31-12	11.05	0.14	•	0.23	0.37	0.21	0.26	—	0.47	—	10.95	3.48	0.91	0.81		0.81		1.31		615	145
12-31-11	10.72	0.17	•	0.56	0.73	0.22	0.18	—	0.40	—	11.05	6.87	0.94	0.84		0.84		1.59		207	284
12-31-10	10.37	0.21	•	0.39	0.60	0.25	—	—	0.25	—	10.72	5.78	0.96	0.85	†	0.85	†	1.97	†	3	279
02-27-09(5)–12-31-09	9.99	0.20		0.47	0.67	0.21	0.08	—	0.29	—	10.37	6.74	0.94	0.84	†	0.84	†	2.42	†	3	380
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
Class ADV
06-30-13	8.15	0.16	•	(0.22)	(0.06)	0.29	—	—	0.29	—	7.80	(1.01)	1.34	1.34		1.34		3.92		1,230	—
12-31-12	7.38	0.25	•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34		1.34		3.25		1,485	23
12-31-11	7.93	0.27	•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34		1.34		3.48		812	25
12-31-10	7.76	0.20	•	0.24	0.44	0.27	—	—	0.27	—	7.93	5.80	1.37	1.34	†	1.34	†	2.67	†	695	47
12-31-09	5.99	0.22		1.55	1.77	—	—	—	—	—	7.76	29.55	1.31	1.29	†	1.29	†	3.40	†	1	66
01-28-08(5)–12-31-08	10.00	0.34	•	(4.18)	(3.84)	0.17	—	—	0.17	—	5.99	(38.33)	1.66	1.20	†	1.20	†	4.28	†	1	128

See Accompanying Notes to Financial Statements

36

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (continued)
Class S
06-30-13	8.23	0.18	•	(0.24)	(0.06)	0.30	—	—	0.30	—	7.87	(0.97)	1.09	1.09		1.09		4.23		168,084	—
12-31-12	7.44	0.27	•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09		1.09		3.54		180,208	23
12-31-11	7.96	0.30	•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09		1.09		3.76		173,576	25
12-31-10	7.77	0.24	•	0.20	0.44	0.25	—	—	0.25	—	7.96	5.86	1.12	1.09	†	1.09	†	3.23	†	206,216	47
12-31-09	5.98	0.23		1.56	1.79	—	—	—	—	—	7.77	29.93	1.06	1.04	†	1.04	†	3.74	†	219,257	66
01-28-08(5)–12-31-08	10.00	0.31	•	(4.13)	(3.82)	0.20	—	—	0.20	—	5.98	(38.10)	1.41	0.89	†	0.89	†	4.23	†	148,745	128

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)	Commencement of operations.

(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Variable Portfolios, Inc. (the “Company” or “Registrant”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end diversified management investment company.

The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fifteen series (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING Australia Index Portfolio (“Australia Index”), ING Emerging Markets Index Portfolio (“Emerging Markets Index”), ING Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), ING FTSE 100 Index® Portfolio (“FTSE 100 Index®”), ING Hang Seng Index Portfolio (“Hang Seng Index”), ING International Index Portfolio (“International Index”), ING Japan TOPIX Index Portfolio (“Japan TOPIX Index”), ING RussellTM Large Cap Growth Index Portfolio (“RussellTM Large Cap Growth Index”), ING RussellTM Large Cap Index Portfolio (“RussellTM Large Cap Index”), ING RussellTM Large Cap Value Index Portfolio (“RussellTM Large Cap Value Index”), ING RussellTM Mid Cap Growth Index Portfolio (“RussellTM Mid Cap Growth Index”), ING RussellTM Mid Cap Index Portfolio (“RussellTM Mid Cap Index”), ING RussellTM Small Cap Index Portfolio (“RussellTM Small Cap Index”), ING U.S. Bond Index Portfolio (“U.S. Bond Index”), and ING WisdomTreeSM Global High-Yielding Equity Index Portfolio (“WisdomTreeSM Global High-Yielding Equity Index”). The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

The Company is authorized to offer four share classes of the Portfolios, referred to as Adviser Class (“Class ADV”), Class I, Class S, and Service 2 Class (“Class S2”); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser (“ING IM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

On July 12, 2013, WisdomTreeSM Global High-Yielding Equity Index became ING Global Value Advantage Portfolio.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with the valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.

There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,”

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s or Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolio’s Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares and pays dividends quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2013, the maximum amount of loss that Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, Hang Seng Index and U.S. Bond Index would incur if the counterparties to its derivative transactions failed to perform would be $21,332, $4,853, $20,790, $699 and $380,910, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and swaps were they to be unwound as of June 30, 2013. As of June 30, 2013, there was no collateral received from any counterparties to reduce the potential risk of loss.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2013, Australia Index, Euro STOXX® Index, FTSE 100 Index®, Hang Seng Index, Japan TOPIX Index and U.S. Bond Index had a net liability position of $67,251, $206,205, $51,399, $147, $547,232 and

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

$135,178, respectively, on open forward foreign currency contracts and swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2013, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2013, there was no collateral posted by any Portfolio for open OTC derivative instruments.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

For the six months ended June 30, 2013, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2013, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Australia Index	$4,039,195	$712,904
Euro STOXX 50® Index	6,578,309	916,330
FTSE 100 Index®	4,156,838	1,040,717
Hang Seng Index	$7,270,917	$1,289,015
Japan TOPIX Index	6,742,171	2,861,159

For the six months ended June 30, 2013, the above Portfolios used forward foreign currency contracts to protect its non-U.S. dollar denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contract as of June 30, 2013.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2013, the below Portfolios have purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Australia Index also uses futures contracts as a substitute for purchasing additional securities in the index to increase market exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2013, the Portfolios had average notional values on futures contracts purchased as disclosed below:

Australia Index	$5,393,139
Emerging Markets Index	10,029,005
Euro STOXX 50® Index	7,420,267
FTSE 100 Index®	8,878,355
Hang Seng Index	6,654,727
International Index	32,309,793
Japan TOPIX Index	10,613,317
RussellTM Large Cap Growth Index	5,108,515
RussellTM Large Cap Index	30,941,898
RussellTM Large Cap Value Index	4,571,507
RussellTM Mid Cap Growth Index	4,217,943
RussellTM Mid Cap Index	56,241,657
RussellTM Small Cap Index	38,929,590
Wisdom TreeSM Global High-Yielding Equity Index	4,543,470

J. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties may enter into swap pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of OTC swap contracts is recorded on the Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statement of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply widening credit spreads when selling protection. A decrease in fair value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, fair values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, fair values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Summary Portfolio of Investments.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013, for which a Portfolio is seller of protection are disclosed in a table following the Summary Portfolio of Investments for U.S. Bond Index. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same

For the six months ended June 30, 2013, U.S. Bond Index had an average notional amount of $20,000,000 on credit default swaps to sell protection on credit indices. Please refer to the tables following the Summary Portfolio of Investments for open credit default swaps to sell protection at June 30, 2013.

At June 30, 2013, U.S. Bond had posted $220,000 in cash collateral as initial margin for centrally cleared credit default swaps.

K. Securities Lending. Each Portfolio (except WisdomTreeSM Global High-Yielding Equity Index) may temporarily loan up to 33-1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in

45

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
Australia Index	$33,871,702	$14,349,415
Emerging Markets Index	551,424,960	20,437,529
Euro STOXX 50® Index	77,494,682	278,477,104
FTSE 100 Index®	27,844,495	133,843,468
Hang Seng Index	10,503,562	30,677,746
International Index	4,683,964	8,979,683
Japan TOPIX Index	9,106,734	131,408,638
RussellTM Large Cap Growth Index	42,188,472	65,286,529
RussellTM Large Cap Index	45,972,858	13,158,148
RussellTM Large Cap Value Index	31,300,965	14,718,082
RussellTM Mid Cap Growth Index	$68,860,508	$84,163,502
RussellTM Mid Cap Index	424,784,828	207,382,521
RussellTM Small Cap Index	97,176,908	111,926,810
U.S. Bond Index	200,821,668	88,778,296
WisdomTreeSM Global High-Yielding Equity Index	131,604	9,324,314

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$3,746,075,199	$3,541,389,622

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES

The Portfolios entered into investment management agreements (“Investment Management Agreements”) with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Australia Index(1)	0.60%
Emerging Markets Index(2)	0.55%
Euro STOXX 50® Index(3)	0.60%
FTSE 100 Index®(3)	0.60%
Hang Seng Index(4)	0.60% on the first $250 million; 0.50% on the next $250 million; and 0.45% thereafter
International Index	0.38% on the first $500 million; 0.36% on the next $500 million; and 0.34% thereafter
Japan TOPIX Index(3)	0.60%
RussellTM Large Cap Growth Index(4)	0.45% on the first $500 million; 0.43% on the next $500 million; and 0.41% thereafter
RussellTM Large Cap Index	0.25% on the first $1 billion; 0.23% on the next $1 billion; and 0.21% thereafter
RussellTM Large Cap Value Index(4)	0.45% on the first $250 million; 0.35% on the next $250 million; and 0.30% thereafter
RussellTM Mid Cap Growth Index(4)	0.45% on the first $500 million; 0.43% on the next $500 million; and 0.41% thereafter
RussellTM Mid Cap Index	0.31% on the first $2 billion; 0.24% on the next $2 billion; and 0.18% thereafter
RussellTM Small Cap Index	0.33% on the first $1 billion; 0.31% on the next $1 billion; and 0.29% thereafter
U.S. Bond Index	0.32% on the first $500 million; 0.30% on the next $500 million; 0.28% on the next $1 billion; 0.26% on the next $2 billion; and 0.24% thereafter
WisdomTreeSM Global High-Yielding Equity Index	0.46% on the first $500 million; 0.43% on the next $500 million; and 0.41% thereafter

(1)	Pursuant to a side agreement, ING Investments has agreed to waive 0.25% of the Portfolio’s advisory fee. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

(2)	Pursuant to a side agreement, ING Investments has agreed to waive 0.15% of the Portfolio’s advisory fee. This side agreement will only renew if ING Investments elects to renew it. Any fees

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES (continued)

waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

(3)	Pursuant to a side agreement, ING Investments has agreed to waive 0.25% of the Portfolio’s advisory fee. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

(4)	Pursuant to a side agreement, ING Investments has agreed to waive 0.10% of the Portfolio’s advisory fee. This side agreement will only renew if ING Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

The Investment Adviser entered into a sub-advisory agreement with ING IM. ING IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

IFS acts as administrator to the Portfolios and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Pursuant to a side agreement, IFS has agreed to waive the administration fee for Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100 Index®, and Japan TOPIX Index. Any fees waived or reimbursed are not eligible for recoupment. There is no guarantee these waivers will continue. Termination or modification of these contractual waivers requires approval by the Board.

WisdomTreeSM Global High-Yielding Equity Index pays an annual licensing fee to WisdomTree Investments, Inc. Hang Seng Data Services Limited receives an estimated annual licensing fee for the Hang Seng Index. Standard & Poor’s Financial Services LLC, MSCI Inc., STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., FTSE International Limited, and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Australia Index, Emerging Markets Index and International Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index, respectively.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this contractual waiver requires approval by the Board. The Distributor has also contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the respective Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee these waivers will continue.

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following affiliated investment companies or indirect, wholly-owned subsidiaries of ING U.S. Inc. owned more than 5% of the following Portfolios:

Affiliated Investment Company/Subsidiary	Portfolios	Percentage
ING Index Solution 2015
Portfolio	International Index	5.46%
ING Index Solution 2025
Portfolio	International Index	13.41%
ING Index Solution 2035
Portfolio	International Index	14.07%
ING Index Solution 2045
Portfolio	International Index	8.79%
ING Life Insurance and
Annuity Company	International Index	15.57%
	RussellTM Large Cap Growth Index	10.09%
	RussellTM Large Cap Index	28.92%
	RussellTM Large Cap Value Index	10.05%
	RussellTM Mid Cap Index	12.89%
	RussellTM Small Cap Index	20.20%
ING National Trust	RussellTM Large Cap Index	8.89%
	RussellTM Large Cap Value Index	6.73%
ING Retirement
Conservative Portfolio	U.S. Bond Index	7.41%
ING Retirement Growth
Portfolio	Australia Index	55.09%
	Emerging Markets Index	46.74%
	Euro STOXX 50® Index	53.87%
	FTSE 100 Index®	54.60%
	Hang Seng Index	35.49%
	Japan TOPIX Index	53.50%
	RussellTM Mid Cap Index	33.84%
	RussellTM Small Cap Index	30.19%
	U.S. Bond Index	27.20%
ING Retirement Moderate
Growth Portfolio	Australia Index	29.39%
	Emerging Markets Index	26.32%
	Euro STOXX 50® Index	28.74%
	FTSE 100 Index®	29.13%
	Hang Seng Index	18.93%
	Japan TOPIX Index	28.54%
	RussellTM Mid Cap Index	20.01%
	RussellTM Small Cap Index	13.60%
	U.S. Bond Index	25.74%
ING Retirement
Moderate Portfolio	Australia Index	13.84%
	Emerging Markets Index	12.39%
	Euro STOXX 50® Index	13.53%
	FTSE 100 Index®	13.71%
	Hang Seng Index	8.91%
	Japan TOPIX Index	13.44%
	RussellTM Mid Cap Index	8.41%
	U.S. Bond Index	16.01%
ING Strategic Allocation
Growth Portfolio	International Index	5.34%
ING USA Annuity and
Life Insurance Company	Hang Seng Index	33.23%
	International Index	11.59%
	RussellTM Large Cap Growth Index	39.85%
	RussellTM Large Cap Index	59.10%
	RussellTM Large Cap Value Index	57.04%
	RussellTM Mid Cap Growth Index	92.69%
	RussellTM Mid Cap Index	7.61%
	RussellTM Small Cap Index	20.93%
	WisdomTreeSM Global High-Yielding Equity Index	97.22%
ReliaStar Life Insurance
Company	RussellTM Large Cap Growth Index	35.70%
	RussellTM Large Cap Value Index	19.64%
Security Life of Denver
Insurance Company	RussellTM Large Cap Growth Index	10.72%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios. These security purchases were related to the initial subscriptions of shares of the portfolio by affiliated ING Portfolios.

The Company has adopted a Deferred Compensation Plan (the “Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts defined are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2013, the following Portfolio had the below payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Wisdom TreeSM Global High-Yielding Equity Index	License	$82,851

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
International Index	1.00%	0.50%	0.75%	0.90%
RussellTM Large Cap Growth Index(1)	N/A	N/A	N/A	N/A
RussellTM Large Cap Index	0.87%	0.37%	0.62%	0.77%
RussellTM Large Cap Value Index(1)	N/A	N/A	N/A	N/A
RussellTM Mid Cap Index	0.93%	0.43%	0.68%	0.83%
RussellTM Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.95%	0.45%	0.70%	0.85%
WisdomTreeSM Global High-Yielding Equity Index	1.34%	N/A	1.09%	N/A

(1)	Pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.00%, 0.50%, and 0.75% for Class ADV, Class I, and Class S, respectively. The amounts waived are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2013, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2014	2015	2016	Total
International Index	$170,330	$176,642	$400,077	$747,049
RussellTM Large Cap Index	28,289	99,301	38,035	165,625
RussellTM Mid Cap Index	261,002	272,304	108,051	641,357
RussellTM Small Cap Index	149,080	122,113	124,854	396,047
Wisdom TreeSM Global High-Yielding Equity Index	—	14,664	—	14,664

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 9 — LINE OF CREDIT

The Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement with BNY (the “Credit Agreement”) for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to an unsecured committed revolving line of credit for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2013:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Australia Index	8	$1,915,000	1.11%
Emerging Markets Index	8	11,623,750	1.14%
Euro STOXX 50® Index	8	1,424,375	1.10%
FTSE 100 Index®	18	458,611	1.10%
Hang Seng Index	8	2,276,250	1.12%
International Index	5	775,000	1.13%
Japan TOPIX Index	11	2,609,091	1.16%
RussellTM Large Cap Growth Index	1	805,000	1.14%
RussellTM Large Cap Index	1	2,170,000	1.12%
RussellTM Mid Cap Growth Index	1	510,000	1.11%
RussellTM Small Cap Index	3	1,483,333	1.15%
U.S. Bond Index	7	17,553,571	1.10%
WisdomTreeSM Global High-Yielding Equity Index	1	540,000	1.11%

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class ADV
6/30/2013	—	—	—	(1)	(1)	—	—	—	(12)	(12)
12/31/2012	—	—	—*	—	—	—	—	1	—	1
Class I
6/30/2013	4,122,371	—	963,238	(1,944,390)	3,141,219	41,482,860	—	10,345,176	(20,960,603)	30,867,433
12/31/2012	2,411,691	—	837,874	(6,112,901)	(2,863,336)	20,220,938	—	7,909,533	(58,520,274)	(30,389,803)
Emerging Markets Index
Class ADV
6/30/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12/31/2012	—	—	—*	—	—	—	—	—*	—	—
Class I
6/30/2013	50,829,214	—	307,714	(4,195,884)	46,941,044	579,702,865	—	3,501,786	(47,096,959)	536,107,692
12/31/2012	8,880,439	—	5,280	(5,480,110)	3,405,609	100,512,177	—	60,878	(59,342,600)	41,230,455
Class S
6/30/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12/31/2012	—	—	—*	—	—	—	—	—*	—	—
Class S2
6/30/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12/31/2012	—	—	—*	—	—	—	—	—*	—	—
Euro STOXX 50® Index
Class ADV
6/30/2013	957,909	—	49,202	(837,584)	169,527	9,491,835	—	475,786	(8,278,940)	1,688,681
12/31/2012	1,465,062	—	18,995	(922,273)	561,784	13,432,326	—	160,508	(8,189,694)	5,403,140
Class I
6/30/2013	6,526,225	—	2,308,526	(28,336,907)	(19,502,156)	63,198,444	—	22,415,790	(288,491,472)	(202,877,238)
12/31/2012	15,593,591	—	3,362,568	(29,700,392)	(10,744,233)	115,257,753	—	28,413,701	(266,950,309)	(123,278,855)
FTSE 100 Index®
Class ADV
6/30/2013	300,995	—	23,058	(200,150)	123,903	3,694,002	—	275,073	(2,437,923)	1,531,152
12/31/2012	298,578	—	17,628	(323,691)	(7,485)	3,570,414	—	205,898	(3,881,891)	(105,579)
Class I
6/30/2013	2,854,544	—	2,598,810	(11,935,692)	(6,482,338)	34,183,406	—	31,107,761	(152,314,180)	(87,023,013)
12/31/2012	4,301,819	—	3,934,461	(10,246,373)	(2,010,093)	44,945,540	—	46,033,192	(120,789,488)	(29,810,756)
Hang Seng Index
Class ADV
6/30/2013	26,631	—	4,432	(24,380)	6,683	366,810	—	59,347	(330,746)	95,411
12/31/2012	114,549	—	851	(170,387)	(54,987)	1,452,559	—	10,796	(2,154,767)	(691,412)
Class I
6/30/2013	694,727	—	240,977	(1,593,220)	(657,516)	9,216,041	—	3,243,544	(22,390,778)	(9,931,193)
12/31/2012	772,849	—	97,846	(2,411,332)	(1,540,637)	8,819,866	—	1,246,557	(31,354,007)	(21,287,584)
Class S
6/30/2013	1,001,311	—	150,234	(1,705,677)	(554,132)	14,365,053	—	2,017,644	(23,132,980)	(6,750,283)
12/31/2012	972,075	—	41,016	(1,312,346)	(299,255)	12,802,895	—	521,717	(16,289,045)	(2,964,433)
International Index
Class ADV
6/30/2013	324,687	—	18,206	(126,176)	216,717	2,817,628	—	162,030	(1,101,371)	1,878,287
12/31/2012	522,290	—	17,120	(235,657)	303,753	4,088,849	—	131,826	(1,766,379)	2,454,296
Class I
6/30/2013	5,553,267	—	937,777	(6,110,716)	380,328	48,828,521	—	8,439,993	(53,831,939)	3,436,575
12/31/2012	17,811,322	—	883,305	(11,402,281)	7,292,346	140,023,550	—	6,872,113	(89,854,952)	57,040,711

*	Share amount is less than 0.500.

50

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
International Index (continued)
Class S
6/30/2013	2,642,885	—	238,045	(1,852,021)	1,028,909	23,009,195	—	2,132,885	(16,311,644)	8,830,436
12/31/2012	1,983,549	—	266,932	(2,184,320)	66,161	15,377,542	—	2,066,057	(16,783,513)	660,086
Class S2
6/30/2013	39,925	—	5,012	(48,069)	(3,132)	345,007	—	44,760	(424,949)	(35,182)
12/31/2012	198,980	—	1,315	(12,510)	187,785	1,583,682	—	10,178	(94,528)	1,499,332
Japan TOPIX Index
Class ADV
6/30/2013	1,080,311	—	29,114	(667,920)	441,505	11,426,288	—	317,050	(6,879,465)	4,863,873
12/31/2012	555,946	—	51,543	(1,067,025)	(459,536)	5,357,998	—	472,128	(10,044,277)	(4,214,151)
Class I
6/30/2013	2,215,495	—	882,544	(12,865,290)	(9,767,251)	22,789,212	—	9,672,687	(141,448,700)	(108,986,801)
12/31/2012	5,268,857	—	3,642,759	(8,479,991)	431,625	45,288,987	—	33,513,377	(79,909,586)	(1,107,222)
RussellTM Large Cap Growth Index
Class ADV
6/30/2013	1,096	—	250	(380)	966	19,691	—	4,525	(6,769)	17,447
12/31/2012	4,251	—	148	(264)	4,135	69,311	—	2,473	(4,406)	67,378
Class I
6/30/2013	128,099	—	197,039	(951,431)	(626,293)	2,342,478	—	3,593,992	(17,131,698)	(11,195,228)
12/31/2012	597,977	—	165,387	(2,058,631)	(1,295,267)	9,786,351	—	2,776,854	(33,893,675)	(21,330,470)
Class S
6/30/2013	832,389	—	120,855	(1,164,460)	(211,216)	15,064,737	—	2,198,353	(20,881,611)	(3,618,521)
12/31/2012	2,680,713	—	102,095	(3,345,010)	(562,202)	44,489,784	—	1,709,063	(55,370,696)	(9,171,849)
RussellTM Large Cap Index
Class ADV
6/30/2013	672,357	—	26,174	(321,830)	376,701	7,962,275	—	312,521	(3,738,209)	4,536,587
12/31/2012	996,928	—	17,275	(338,134)	676,069	10,665,647	—	183,812	(3,561,853)	7,287,606
Class I
6/30/2013	890,183	—	197,031	(456,439)	630,775	10,744,700	—	2,382,110	(5,511,292)	7,615,518
12/31/2012	2,697,459	—	251,091	(1,399,160)	1,549,390	28,834,788	—	2,699,231	(14,987,805)	16,546,214
Class S
6/30/2013	3,999,273	—	605,534	(3,300,629)	1,304,178	47,830,452	—	7,284,571	(39,571,633)	15,543,390
12/31/2012	9,916,481	—	885,690	(9,669,972)	1,132,199	107,111,380	—	9,476,882	(102,960,907)	13,627,355
Class S2
6/30/2013	159,815	—	2,881	(32,475)	130,221	1,858,906	—	35,086	(382,960)	1,511,032
12/31/2012	32,344	—	591	(6,707)	26,228	352,857	—	6,412	(71,870)	287,399
RussellTM Large Cap Value Index
Class ADV
6/30/2013	263	—	46	(1)	308	4,147	—	724	(21)	4,850
12/31/2012	430	—	34	(311)	153	5,720	—	457	(4,431)	1,746
Class I
6/30/2013	54,952	—	69,762	(329,473)	(204,759)	868,593	—	1,090,379	(5,175,375)	(3,216,403)
12/31/2012	335,388	—	61,907	(631,223)	(233,928)	4,501,429	—	839,456	(8,525,855)	(3,184,970)
Class S
6/30/2013	1,876,451	—	128,465	(592,249)	1,412,667	29,643,895	—	2,002,773	(9,324,392)	22,322,276
12/31/2012	3,797,000	—	65,183	(2,461,105)	1,401,078	51,268,711	—	881,924	(33,481,089)	18,669,546
RussellTM Mid Cap Growth Index
Class ADV
6/30/2013	—	—	—	—	—	—	—	—	—	—
12/31/2012	—	—	—	—	—	—	—	—	—	—
Class I
6/30/2013	70,923	—	2,165	(57,087)	16,001	1,464,773	—	44,082	(1,163,901)	344,954
12/31/2012	78,854	—	1,458	(119,604)	(39,292)	1,387,041	—	26,673	(2,075,868)	(662,154)

51

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
RussellTM Mid Cap Growth Index (continued)
Class S
6/30/2013	757,740	—	110,363	(1,344,565)	(476,462)	15,098,599	—	2,243,685	(27,337,849)	(9,995,565)
12/31/2012	916,072	—	52,602	(2,937,804)	(1,969,130)	16,371,126	—	960,549	(51,548,641)	(34,216,966)
Class S2
6/30/2013	21,988	—	677	(12,209)	10,456	419,319	—	13,730	(251,214)	181,835
12/31/2012	9,946	—	154	(21,814)	(11,714)	180,990	—	2,809	(389,109)	(205,310)
RussellTM Mid Cap Index
Class ADV
6/30/2013	1,713,950	—	203,977	(296,076)	1,621,851	22,944,348	—	2,704,730	(3,953,269)	21,695,809
12/31/2012	1,661,710	—	116,952	(334,683)	1,443,979	19,551,333	—	1,389,394	(3,939,462)	17,001,265
Class I
6/30/2013	22,940,826	—	5,331,487	(16,624,285)	11,648,028	322,462,077	—	71,868,437	(226,540,379)	167,790,135
12/31/2012	11,438,480	—	5,375,466	(17,634,676)	(820,730)	136,186,898	—	64,666,855	(211,357,132)	(10,503,379)
Class S
6/30/2013	4,259,882	—	723,392	(1,862,447)	3,120,827	57,358,599	—	9,686,219	(25,339,887)	41,704,931
12/31/2012	4,725,288	—	637,886	(3,216,732)	2,146,442	56,988,171	—	7,635,489	(38,297,247)	26,326,413
Class S2
6/30/2013	413,455	—	30,690	(92,492)	351,653	5,512,467	—	407,877	(1,256,796)	4,663,548
12/31/2012	380,076	—	12,982	(73,009)	320,049	4,511,544	—	154,488	(854,241)	3,811,791
RussellTM Small Cap Index
Class ADV
6/30/2013	904,810	—	168,230	(382,048)	690,992	12,386,745	—	2,205,500	(5,121,946)	9,470,299
12/31/2012	1,029,034	—	120,030	(333,833)	815,231	12,459,830	—	1,447,563	(4,036,371)	9,871,022
Class I
6/30/2013	1,837,762	—	2,226,312	(5,929,941)	(1,865,867)	25,593,115	—	29,699,001	(82,911,730)	(27,619,614)
12/31/2012	4,145,288	—	2,553,772	(6,537,740)	161,320	50,788,920	—	31,232,628	(81,080,609)	940,939
Class S
6/30/2013	3,620,745	—	857,724	(2,645,487)	1,832,982	49,747,571	—	11,373,420	(36,704,426)	24,416,565
12/31/2012	5,736,888	—	886,437	(5,759,435)	863,890	70,745,151	—	10,787,936	(71,008,726)	10,524,361
Class S2
6/30/2013	354,829	—	29,326	(50,412)	333,743	4,729,474	—	384,463	(694,964)	4,418,973
12/31/2012	356,502	—	17,484	(90,263)	283,723	4,278,040	—	210,680	(1,103,712)	3,385,008
U.S. Bond Index
Class ADV
6/30/2013	360,052	—	16,349	(228,046)	148,355	3,910,008	—	177,718	(2,458,592)	1,629,134
12/31/2012	807,463	—	36,395	(660,838)	183,020	8,858,010	—	396,980	(7,288,012)	1,966,978
Class I
6/30/2013	67,574,938	—	5,472,967	(45,336,786)	27,711,119	735,860,239	—	59,692,378	(490,155,167)	305,397,450
12/31/2012	79,940,334	—	15,928,482	(68,132,208)	27,736,608	887,062,375	—	174,290,373	(751,408,079)	309,944,669
Class S
6/30/2013	879,969	—	307,932	(4,363,027)	(3,175,126)	9,410,914	—	3,350,295	(47,277,568)	(34,516,359)
12/31/2012	3,847,908	—	1,070,953	(9,577,477)	(4,658,616)	42,266,111	—	11,682,597	(105,626,942)	(51,678,234)
Class S2
6/30/2013	21,473	—	968	(8,188)	14,253	233,689	—	10,540	(88,877)	155,352
12/31/2012	56,045	—	784	(19,479)	37,350	616,117	—	8,596	(215,300)	409,413
WisdomTreeSM Global High-Yielding Equity Index
Class ADV
6/30/2013	35,758	—	5,443	(65,756)	(24,555)	297,826	—	45,612	(544,708)	(201,270)
12/31/2012	151,205	—	5,181	(84,270)	72,116	1,174,896	—	39,120	(654,593)	559,423
Class S
6/30/2013	331,126	—	752,663	(1,642,868)	(559,079)	2,802,956	—	6,360,001	(13,756,219)	(4,593,262)
12/31/2012	772,233	—	931,171	(3,128,222)	(1,424,818)	5,984,774	—	7,076,900	(24,212,235)	(11,150,561)

*	Share amount is less than 0.500.

(1)	Commencement of operations.

52

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios (except for WisdomTreeSM Global High-Yielding Equity Index) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2013, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Australia Index	$3,977,329	$4,224,867
Emerging Markets Index	13,072,608	13,937,495
Euro STOXX 50® Index	24,115,702	25,340,085
Hang Seng Index	348,874	370,129
International Index	7,345,921	8,051,677
Japan TOPIX Index	6,376,916	6,725,643
RussellTM Mid Cap Growth Index	6,983,810	7,166,321
RussellTM Mid Cap Index	38,375,575	39,434,932
RussellTM Small Cap Index	43,341,289	44,819,667

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, International Index, Japan TOPIX Index and WisdomTreeSM Global High-Yielding Equity Index). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Emerging Markets Index, Hang Seng Index, International Index and WisdomTreeSM Global High-Yielding Equity Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

Non-Diversified (Australia Index, Emerging Markets Index, FTSE 100® Index and Hang Seng Index). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the

53

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Investment by Funds-of-Funds (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, International Index, Japan TOPIX Index, RussellTM Mid Cap Index, RussellTM Small Cap Index and U.S. Bond Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each Portfolio may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects of the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$10,345,330	$—	$7,909,583	$58
Emerging Markets Index	3,051,365	450,467	—	60,886
Euro STOXX 50® Index	22,891,576	—	28,574,209	—
FTSE 100 Index®	22,485,518	8,897,316	18,568,539	27,670,551
Hang Seng Index	5,320,535	—	1,779,070	—
International Index	10,779,668	—	9,080,174	—
Japan TOPIX Index	8,563,128	1,426,609	6,969,173	27,016,332
RussellTM Large Cap Growth Index	5,796,870	—	4,488,390	—
RussellTM Large Cap Index	10,014,288	—	12,366,337	—
RussellTM Large Cap Value Index	2,135,062	958,814	1,721,837	—
RussellTM Mid Cap Growth Index	2,301,530	—	990,036	—
RussellTM Mid Cap Index	35,722,124	48,945,139	22,377,052	51,469,174
RussellTM Small Cap Index	12,740,454	30,921,930	6,186,454	37,492,353
U.S. Bond Index	29,560,821	33,670,110	151,529,254	34,849,292
WisdomTreeSM Global High-Yielding Equity Index	6,405,613	—	7,116,020	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to

54

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-Term Gain/Loss	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
Australia Index	$10,344,217	$—	$7,140,328	$(103,334)	Short-term	None
				(3,043,986)	Long-term	None
				$(3,147,320)
Emerging Markets Index	3,046,572	446,529	8,203,177	—	—	—
Euro STOXX 50® Index	22,888,466	—	28,060,614	(805,470)	Short-term	2018
				(55,298,607)	Long-term	None
				$(56,104,077)
FTSE 100 Index®	22,482,243	8,893,869	85,784,584	—	—	—
Hang Seng Index	5,320,428	—	18,997,495	(348,360)	Short-term	2016
				(211,429)	Short-term	2017
				(1,659,922)	Short-term	None
				(1,296,637)	Long-term	None
				$(3,516,348)
International Index	10,778,765	—	82,931,191	(54,386,053)	Short-term	2015
				(14,301,357)	Short-term	2016
				(91,978,946)	Short-term	2017
				(1,826,920)	Short-term	2018
				(720,690)	Long-term	None
				$(163,213,966)*
Japan TOPIX Index	8,560,802	1,424,993	(17,099,912)	—	—	—
RussellTM Large Cap Growth Index	5,796,786	—	129,252,550	(13,930,136)	Short-term	2014
				(20,625,387)	Short-term	2015
				(143,769,582)	Short-term	2016
				$(178,325,105)
RussellTM Large Cap Index	10,011,432	—	222,142,998	(28,544,244)	Short-term	2015
				(65,341,389)	Short-term	2016
				(125,559,316)	Short-term	2017
				(8,688,924)	Short-term	2018
				$(228,133,873)*
RussellTM Large Cap Value Index	2,133,702	958,172	23,110,646	(9,303,419)	Short-term	2015
				(3,099,362)	Short-term	2016
				$(12,402,782)*
RussellTM Mid Cap Growth Index	2,301,227	—	90,481,135	(139,215,012)	Short-term	2016
RussellTM Mid Cap Index	35,698,624	48,939,289	484,785,284	—	—	—
RussellTM Small Cap Index	12,731,244	30,920,425	169,572,521	—	—	—
U.S. Bond Index	10,485,106	33,655,601	161,047,872	—	—	—
WisdomTreeSM Global High-Yielding Equity Index	6,405,308	—	18,524,608	(8,006,052)	Short-term	2016
				(30,688,288)	Short-term	2017
				(6,695,973)	Short-term	2018
				(1,822,596)	Short-term	None
				(3,545,415)	Long-term	None
				$(50,758,324)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

55

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — RESTRUCTURING PLAN

The Investment Adviser, Sub-Adviser, Administrator and Distributor are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Portfolios approved new advisory and sub-advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 9, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Directors of the Company. The Nominees include Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, Joseph E. Obermeyer and Shaun P. Mathews, each of whom was a current member of the

56

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 14 — RESTRUCTURING PLAN (continued)

Board. In addition, the Board nominated Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler and Roger B. Vincent, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board and another board in the ING Funds complex to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 15 — SUBSEQUENT EVENTS

On March 14, 2013, the Board of WisdomTreeSM Global High-Yielding Equity Index approved a change with respect to the Portfolio’s name, investment objective, principal investment strategies, primary benchmark, and portfolio managers. These changes were effective July 12, 2013 and the Portfolio was renamed ING Global Value Advantage Portfolio.

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

Dividends: Subsequent to June 30, 2013, the following Portfolio declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0408	July 2, 2013	June 28, 2013
Class I	$0.0543	July 2, 2013	June 28, 2013
Class S	$0.0474	July 2, 2013	June 28, 2013
Class S2	$0.0437	July 2, 2013	June 28, 2013

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

57

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	43.3%
Materials	15.9%
Consumer Staples	8.5%
Industrials	6.1%
Energy	5.8%
Telecommunication Services	5.1%
Health Care	4.6%
Consumer Discretionary	4.0%
Utilities	1.7%
Information Technology	0.7%
Assets in Excess of Other Liabilities*	4.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.7%
		Consumer Discretionary: 4.0%
66,641		Crown Ltd.	$734,647	0.4
46,755		News Corp., Inc.	1,358,878	0.7
246,795		Tattersall’s Ltd.	712,913	0.4
2,080,429		Other Securities(a)	4,977,742	2.5
			7,784,180	4.0

		Consumer Staples: 8.5%
92,939		Coca-Cola Amatil Ltd.	1,076,802	0.5
203,758		Wesfarmers Ltd.	7,373,236	3.8
219,161		Woolworths Ltd.	6,565,354	3.3
601,733		Other Securities	1,744,723	0.9
			16,760,115	8.5

		Energy: 5.8%
194,365		Oil Search Ltd.	1,368,932	0.7
192,486		Origin Energy Ltd.	2,205,779	1.1
169,663		Santos Ltd.	1,932,140	1.0
109,779		Woodside Petroleum Ltd.	3,496,243	1.8
1,252,584		Other Securities(a)	2,370,468	1.2
			11,373,562	5.8

		Financials: 43.3%
517,641		AMP Ltd.	2,001,936	1.0
34,058		ASX Ltd.	1,027,048	0.5
482,715		Australia & New Zealand Banking Group Ltd.	12,531,018	6.4
71,638		Bendigo Bank Ltd.	656,908	0.3
413,128		CFS Retail Property Trust	753,205	0.4

COMMON STOCK: (continued)
		Financials: (continued)
283,122		Commonwealth Bank of Australia	$17,821,490	9.1
851,386		Dexus Property Group	830,274	0.4
266,108		Goodman Group	1,183,114	0.6
286,667		GPT Group	1,006,584	0.5
364,448		Insurance Australia Group	1,809,017	0.9
91,506		Lend Lease Corp., Ltd.	697,667	0.3
59,975		Macquarie Group Ltd.	2,287,509	1.2
642,539		Mirvac Group	940,679	0.5
412,101		National Australia Bank Ltd.	11,147,359	5.7
210,160		QBE Insurance Group Ltd.	2,909,782	1.5
405,678		Stockland	1,290,818	0.6
226,367		Suncorp-Metway Ltd.	2,458,601	1.2
355,119		Westfield Group	3,719,400	1.9
537,355		Westfield Retail Trust	1,519,694	0.8
546,075		Westpac Banking Corp.	14,337,189	7.3
1,724,773		Other Securities	4,299,667	2.2
			85,228,959	43.3

		Health Care: 4.6%
86,527		CSL Ltd.	4,873,044	2.5
22,684		Ramsay Health Care Ltd.	741,443	0.4
69,683		Sonic Healthcare Ltd.	946,665	0.5
513,471		Other Securities(a)	2,361,532	1.2
			8,922,684	4.6

		Industrials: 6.1%
171,608		Asciano Group	784,893	0.4
344,521		Aurizon Holdings Ltd.	1,308,677	0.7
273,152		Brambles Ltd.	2,326,749	1.2
254,000		Sydney Airport	783,751	0.4
260,675		Transurban Group	1,609,814	0.8
2,272,356		Other Securities(a)	5,225,802	2.6
			12,039,686	6.1

		Information Technology: 0.7%
89,590		Computershare Ltd.	840,001	0.4
67,154		Other Securities(a)	493,721	0.3
			1,333,722	0.7

		Materials: 15.9%
212,306		Amcor Ltd.	1,962,122	1.0
564,629		BHP Billiton Ltd.	16,251,675	8.3
299,339		Fortescue Metals Group Ltd.	824,037	0.4
73,628	L	Iluka Resources Ltd.	663,545	0.3
286,562		Incitec Pivot Ltd.	746,110	0.4
76,174		James Hardie Industries SE	654,102	0.3
134,303		Newcrest Mining Ltd.	1,239,781	0.6
63,907		Orica Ltd.	1,204,682	0.6
76,669		Rio Tinto Ltd.	3,674,401	1.9

See Accompanying Notes to Financial Statements

58

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: (continued)
3,356,807	Other Securities(a)	$4,121,700	2.1
		31,342,155	15.9

	Telecommunication Services: 5.1%
2,189,253	Telstra Corp., Ltd.	9,517,753	4.8
165,206	Other Securities	559,939	0.3
		10,077,692	5.1

	Utilities: 1.7%
97,509	AGL Energy Ltd.	1,290,253	0.7
147,044	APA Group	805,797	0.4
979,058	Other Securities	1,182,496	0.6
		3,278,546	1.7

	Total Common Stock (Cost $199,438,752)	188,141,301	95.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 2.1%
1,003,407	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,003,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $1,023,475, due 07/15/13–05/01/51)	1,003,407	0.5
1,003,407	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,003,419, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,023,475, due 12/01/17–06/01/43)	1,003,407	0.5
1,003,407	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,003,428, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,023,475, due 06/01/17–03/01/48)	1,003,407	0.5

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,003,407	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,003,428, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,023,475, due 07/01/32–07/01/43)	$1,003,407	0.5
211,239	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $211,241, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $215,469, due 01/15/25–02/15/43)	211,239	0.1
		4,224,867	2.1

	Total Short-Term Investments (Cost $4,224,867)	4,224,867	2.1

	Total Investments in Securities (Cost $203,663,619)	$192,366,168	97.8
	Assets in Excess of Other Liabilities	4,326,953	2.2
	Net Assets	$196,693,121	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $207,367,202.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$15,336,609
Gross Unrealized Depreciation	(30,337,643)
Net Unrealized Depreciation	$(15,001,034)

See Accompanying Notes to Financial Statements

59

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$291,777	$7,492,403	$—	$7,784,180
Consumer Staples	—	16,760,115	—	16,760,115
Energy	—	11,373,562	—	11,373,562
Financials	—	85,228,959	—	85,228,959
Health Care	4,873,044	4,049,640	—	8,922,684
Industrials	123,451	11,916,235	—	12,039,686
Information Technology	—	1,333,722	—	1,333,722
Materials	—	31,342,155	—	31,342,155
Telecommunication Services	—	10,077,692	—	10,077,692
Utilities	147,836	3,130,710	—	3,278,546
Total Common Stock	5,436,108	182,705,193	—	188,141,301
Short-Term Investments	—	4,224,867	—	4,224,867
Total Investments, at fair value	$5,436,108	$186,930,060	$—	$192,366,168
Other Financial Instruments+
Forward Foreign Currency Contracts	—	21,332	—	21,332
Total Assets	$5,436,108	$186,951,392	$—	$192,387,500
Liabilities Table
Other Financial Instruments+
Futures	$(163)	$—	$—	$(163)
Forward Foreign Currency Contracts	—	(67,251)	—	(67,251)
Total Liabilities	$(163)	$(67,251)	$—	$(67,414)

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $4,553,131 were transferred from Level 2 to Level 1 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Australian Dollar	7,100,000	Buy	09/18/13	$6,462,775	$6,455,515	$(7,260)
Brown Brothers Harriman & Co.	Australian Dollar	1,560,000	Buy	09/18/13	1,478,385	1,418,394	(59,991)
							$(67,251)

The Bank of New York Mellon Corp.	Australian Dollar	300,000	Sell	09/18/13	$275,815	$272,768	$3,047
Brown Brothers Harriman & Co.	Australian Dollar	500,000	Sell	09/18/13	469,684	454,613	15,071
Goldman Sachs & Co.	Australian Dollar	500,000	Sell	09/18/13	457,828	454,614	3,214
							$21,332

See Accompanying Notes to Financial Statements

60

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING Australia Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	74	09/19/13	$8,068,784	$(163)
			$8,068,784	$(163)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$21,332
Total Asset Derivatives		$21,332
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$67,251
Equity contracts	Net Assets — Unrealized depreciation*	163
Total Liability Derivatives		$67,414

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(107,660)	$—	$(107,660)
Equity contracts	—	26,256	26,256
Total	$(107,660)	$26,256	$(81,404)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(38,654)	$—	$(38,654)
Equity contracts	—	(9,878)	(9,878)
Total	$(38,654)	$(9,878)	$(48,532)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Brown Brothers Harriman & Co.	Goldman Sachs & Co.	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$15,071	$3,214	$3,047	$21,332
Total Assets	$15,071	$3,214	$3,047	$21,332

Liabilities:
Forward foreign currency contracts	$59,991	$—	$7,260	$67,251
Total Liabilities	$59,991	$—	$7,260	$67,251

See Accompanying Notes to Financial Statements

61

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Brown Brothers Harriman & Co.	Goldman Sachs & Co.	The Bank of New York Mellon Corp.	Totals

Net OTC derivative instruments by counterparty, at fair value	$(44,920)	$3,214	$(4,213)	(45,919)

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$(44,920)	$3,214	$(4,213)	$(45,919)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

62

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	27.3%
Information Technology	13.9%
Energy	11.3%
Materials	9.2%
Consumer Staples	9.1%
Consumer Discretionary	8.1%
Telecommunication Services	7.8%
Industrials	6.6%
Utilities	3.2%
Health Care	1.6%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.0%
		Consumer Discretionary: 8.0%
3,246,500		Astra International Tbk PT	$2,282,240	0.4
232,500		Grupo Televisa S.A.	1,157,525	0.2
37,707		Grupo Televisa SAB ADR	936,642	0.2
11,009		Hyundai Mobis	2,620,943	0.5
34,381		Hyundai Motor Co.	5,728,985	1.0
42,582		Kia Motors Corp.	2,299,525	0.4
159,549		Mahindra & Mahindra Ltd. GDR	2,607,024	0.4
65,020		Naspers Ltd.	4,799,236	0.8
11,763,849		Other Securities(a)	23,970,856	4.1
			46,402,976	8.0

		Consumer Staples: 8.7%
62,000		BRF — Brasil Foods SA	1,339,557	0.2
47,930		BRF SA ADR	1,040,560	0.2
24,100		Cia de Bebidas das Americas	887,812	0.2
55,113	@	Cia de Bebidas das Americas ADR	2,058,471	0.4
43,605	L	Magnit OJSC GDR	2,489,252	0.4
880,200		Wal-Mart de Mexico SA de CV	2,467,219	0.4
11,302,136		Other Securities(a)	40,189,643	6.9
			50,472,514	8.7

		Energy: 10.8%
4,141,600		China Petroleum & Chemical Corp.	2,898,145	0.5

COMMON STOCK: (continued)
		Energy: (continued)
2,965,000		CNOOC Ltd.	$4,966,131	0.8
1,562,786		Gazprom OAO	6,447,137	1.1
83,644		Lukoil OAO	4,802,509	0.8
3,432,000		PetroChina Co., Ltd.	3,721,511	0.6
152,671		Petroleo Brasileiro SA ADR	2,238,157	0.4
487,100		Petroleo Brasileiro SA	3,243,913	0.6
189,513	#	Reliance Industries Ltd. GDR	5,445,595	0.9
89,057		Sasol Ltd.	3,877,344	0.7
15,350,021		Other Securities(a)	25,520,051	4.4
			63,160,493	10.8

		Financials: 26.6%
105,230	@	Axis Bank Ltd. GDR	2,382,244	0.4
152,879		Banco Bradesco SA ADR	1,988,956	0.3
2,028,500		Bank Central Asia Tbk PT	2,033,535	0.3
12,194,000		Bank of China Ltd.	4,995,455	0.9
11,810,000		China Construction Bank	8,299,107	1.4
344,000	@	China Life Insurance Co., Ltd.	338,203	0.1
1,229,000		China Life Insurance Co., Ltd.	2,860,522	0.5
158,653		HDFC Bank Ltd. ADR	5,749,585	1.0
96,420		ICICI Bank Ltd. ADR	3,688,065	0.6
12,046,000		Industrial and Commercial Bank of China Ltd.	7,549,616	1.3
182,397		Itau Unibanco Holding S.A. ADR	2,356,569	0.4
224,800		Itau Unibanco Holding S.A.	2,903,505	0.5
670,200		Malayan Banking BHD	2,198,816	0.4
309,500	L	Ping An Insurance Group Co. of China Ltd.	2,066,126	0.3
978,520		Sberbank	2,786,068	0.5
196,101		Sberbank of Russia ADR	2,233,590	0.4
69,530		Shinhan Financial Group Co., Ltd.	2,279,750	0.4
191,007		Standard Bank Group Ltd.	2,152,404	0.4
31,928		State Bank of India Ltd. GDR	2,129,587	0.4
622,712,123		Other Securities(a)	93,824,934	16.1
			154,816,637	26.6

		Health Care: 1.6%
70,026	@	Dr. Reddy’s Laboratories Ltd. ADR	2,648,383	0.5
6,488,401		Other Securities(a)	6,470,199	1.1
			9,118,582	1.6

		Industrials: 6.6%
99,535	@, L	Larsen & Toubro Ltd. GDR	2,333,220	0.4
15,191,051		Other Securities(a)	36,374,737	6.2
			38,707,957	6.6

See Accompanying Notes to Financial Statements

63

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 13.9%
1,548,100	@	Hon Hai Precision Industry Co., Ltd.	$3,783,603	0.7
85,930	@	SK Hynix, Inc.	2,332,368	0.4
100,587		Infosys Ltd. ADR	4,143,179	0.7
176,000		MediaTek, Inc.	2,029,032	0.3
18,216		Samsung Electronics Co., Ltd.	21,291,303	3.7
3,391		Samsung Electronics Co., Ltd. PRF Shares	2,615,065	0.4
3,792,000		Taiwan Semiconductor Manufacturing Co., Ltd.	13,727,405	2.4
168,600		Tencent Holdings Ltd.	6,583,364	1.1
13,326,052		Other Securities(a)	24,388,994	4.2
			80,894,313	13.9

		Materials: 9.0%
10,785		POSCO	2,811,178	0.5
145,577	@	Vale SA ADR	1,770,216	0.3
378,800		Vale SA	4,793,296	0.8
18,232,077		Other Securities(a)	43,286,100	7.4
			52,660,790	9.0

		Telecommunication Services: 7.8%
141,291		America Movil S.A.B de CV ADR	3,073,079	0.5
3,514,600		America Movil SAB de CV	3,824,507	0.7
996,000		China Mobile Ltd.	10,315,428	1.8
279,157		MTN Group Ltd.	5,192,156	0.9
11,204,909		Other Securities(a)	22,727,198	3.9
			45,132,368	7.8

		Utilities: 3.0%
521,299,795		Other Securities	17,666,858	3.0

		Total Common Stock (Cost $612,966,604)	559,033,488	96.0

PREFERRED STOCK: 2.1%
		Consumer Discretionary: 0.1%
69,400		Other Securities	483,951	0.1

		Consumer Staples: 0.4%
58,800		Cia de Bebidas das Americas	2,194,311	0.4

		Energy: 0.5%
378,000		Petroleo Brasileiro SA	2,749,430	0.5

		Financials: 0.7%
185,300		Banco Bradesco SA	2,391,664	0.4
147,100		Sberbank of Russia	312,810	0.0
456,220		Other Securities	1,688,833	0.3
			4,393,307	0.7

		Materials: 0.2%
284,400		Other Securities	1,404,365	0.2

		Utilities: 0.2%
119,836		Other Securities	1,057,518	0.2

		Total Preferred Stock (Cost $15,301,381)	12,282,882	2.1

RIGHTS: 0.0%
		Financials: 0.0%
61,483		Other Securities	$205	0.0

		Total Rights (Cost $—)	205	0.0

		Total Long-Term Investments (Cost $628,267,985)	571,316,575	98.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateralcc(1): 2.4%
3,310,158		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $3,310,221, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $3,376,361, due 07/15/13–05/01/51)	3,310,158	0.6
3,310,158		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $3,310,191, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $3,376,374, due 07/03/13–05/15/37)	3,310,158	0.5
696,863		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $696,872, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $710,800, due 07/05/13–08/15/21)	696,863	0.1
3,310,158		Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,310,199, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $3,376,361, due 06/01/18–04/01/43)	3,310,158	0.6

See Accompanying Notes to Financial Statements

64

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
3,310,158	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,310,202, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $3,376,361, due 12/04/13–08/27/32)	$3,310,158	0.6
		13,937,495	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
3,105,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,105,000)	3,105,000	0.5

	Total Short-Term Investments (Cost $17,042,495)	17,042,495	2.9

	Total Investments in Securities (Cost $645,310,480)	$588,359,070	101.0
	Liabilities in Excess of Other Assets	(5,727,305)	(1.0)
	Net Assets	$582,631,765	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $645,922,571.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,067,056
Gross Unrealized Depreciation	(64,630,557)
Net Unrealized Depreciation	$(57,563,501)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$6,407,116	$39,995,860	$—	$46,402,976
Consumer Staples	24,270,278	26,202,236	—	50,472,514
Energy	13,050,814	50,109,679	—	63,160,493
Financials	36,930,275	117,886,362	—	154,816,637
Health Care	3,772,197	5,346,385	—	9,118,582
Industrials	10,514,128	28,193,829	—	38,707,957
Information Technology	7,413,092	73,481,221	—	80,894,313
Materials	20,493,006	32,167,784	—	52,660,790
Telecommunication Services	12,399,759	32,732,609	—	45,132,368
Utilities	6,513,983	11,152,875	—	17,666,858
Total Common Stock	141,764,648	417,268,840	—	559,033,488
Preferred Stock	11,970,072	312,810	—	12,282,882
Rights	—	205	—	205
Short-Term Investments	3,105,000	13,937,495	—	17,042,495
Total Investments, at fair value	$156,839,720	$431,519,350	$—	$588,359,070

See Accompanying Notes to Financial Statements

65

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Liabilities Table
Other Financial Instruments+
Futures	$(62,269)	$—	$—	$(62,269)
Total Liabilities	$(62,269)	$—	$—	$(62,269)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Emerging Markets Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	167	09/20/13	$7,796,395	$(62,269)
			$7,796,395	$(62,269)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$62,269
Total Liabiity Derivatives		$62,269

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(750,604)
Total	$(750,604)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(259,451)
Total	$(259,451)

See Accompanying Notes to Financial Statements

66

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	24.2%
Health Care	11.2%
Consumer Staples	10.9%
Industrials	10.6%
Consumer Discretionary	8.9%
Energy	8.7%
Materials	7.0%
Telecommunication Services	6.1%
Utilities	6.0%
Information Technology	4.6%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		Consumer Discretionary: 7.5%
72,017		Bayerische Motoren Werke AG	$6,285,339	1.3
220,190		DaimlerChrysler AG	13,292,556	2.8
47,492		Inditex S.A.	5,857,883	1.3
59,866		LVMH Moet Hennessy Louis Vuitton S.A.	9,719,458	2.1
			35,155,236	7.5

		Consumer Staples: 10.9%
166,624		Anheuser-Busch InBev Worldwide, Inc.	15,001,611	3.2
133,223		Carrefour S.A.	3,659,173	0.8
130,943		Groupe Danone	9,855,815	2.1
53,402		L’Oreal S.A.	8,778,412	1.9
352,412		Unilever NV	13,872,381	2.9
			51,167,392	10.9

		Energy: 8.7%
599,458		ENI S.p.A.	12,303,194	2.6
178,213		Repsol YPF S.A.	3,761,161	0.8
503,642	L	Total S.A.	24,599,350	5.3
			40,663,705	8.7

		Financials: 24.2%
101,338		Allianz AG	14,791,349	3.1
299,315		Assicurazioni Generali S.p.A.	5,231,904	1.1
457,304		AXA S.A.	9,014,653	1.9

COMMON STOCK: (continued)
		Financials: (continued)
2,421,622		Banco Santander Central Hispano S.A.	$15,496,474	3.3
1,239,358		Banco Bilbao Vizcaya Argentaria S.A.	10,415,339	2.2
237,052		BNP Paribas	12,977,355	2.8
228,394		Deutsche Bank AG	9,577,158	2.0
865,149	**, @	ING Groep NV	7,906,631	1.7
3,129,565		Intesa Sanpaolo S.p.A.	5,008,970	1.1
36,063		Muenchener Rueckversicherungs AG	6,625,196	1.4
173,861		Societe Generale	5,983,482	1.3
21,259		Unibail-Rodamco SE	4,951,306	1.1
1,210,737		UniCredit SpA	5,660,028	1.2
			113,639,845	24.2

		Health Care: 11.2%
185,257		Bayer AG	19,724,323	4.2
47,717		Essilor International SA	5,083,642	1.1
269,972		Sanofi	27,909,710	5.9
			52,717,675	11.2

		Industrials: 10.6%
99,583		Cie de Saint-Gobain	4,035,128	0.9
125,201	L	European Aeronautic Defence and Space Co. NV	6,698,314	1.4
203,701		Koninklijke Philips Electronics NV	5,553,085	1.2
124,428		Schneider Electric S.A.	9,036,749	1.9
186,353		Siemens AG	18,870,663	4.0
113,429		Vinci S.A.	5,689,632	1.2
			49,883,571	10.6

		Information Technology: 4.6%
79,606		ASML Holding NV	6,284,126	1.3
212,405		SAP AG	15,510,375	3.3
			21,794,501	4.6

		Materials: 7.0%
70,042		Air Liquide	8,650,134	1.9
226,279		ArcelorMittal	2,532,573	0.5
205,906		BASF AG	18,365,391	3.9
162,521		CRH PLC	3,288,219	0.7
			32,836,317	7.0

		Telecommunication Services: 6.1%
667,418		Deutsche Telekom AG	7,775,747	1.7
433,506	@	France Telecom S.A.	4,105,021	0.9
891,574	@	Telefonica S.A.	11,470,395	2.4
281,680		Vivendi	5,338,263	1.1
			28,689,426	6.1

		Utilities: 6.0%
448,273		E.ON AG	7,346,556	1.6
1,427,684		Enel S.p.A.	4,480,004	1.0
341,969		Gaz de France	6,707,630	1.4

See Accompanying Notes to Financial Statements

67

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
1,128,106	Iberdrola S.A.	$5,961,561	1.3
109,635	RWE AG	3,494,929	0.7
		27,990,680	6.0

	Total Common Stock (Cost $413,181,564)	454,538,348	96.8

PREFERRED STOCK: 1.4%
	Consumer Discretionary: 1.4%
32,227	Volkswagen AG	6,509,292	1.4

	Total Preferred Stock (Cost $5,448,927)	6,509,292	1.4

RIGHTS: 0.0%
	Energy: 0.0%
174,838	Other Securities	97,403	0.0

	Total Rights (Cost $102,820)	97,403	0.0

	Total Long-Term Investments (Cost $418,733,311)	461,145,043	98.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc(1): 5.4%
6,018,275	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $6,018,389, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $6,138,640, due 07/15/13–05/01/51)	6,018,275	1.3
6,018,275	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $6,018,334, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $6,138,664, due 07/03/13–05/15/37)	6,018,275	1.3

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,266,985	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,267,001, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $1,292,325, due 07/05/13–08/15/21)	$1,266,985	0.2
6,018,275	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $6,018,349, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $6,138,641, due 06/01/18–04/01/43)	6,018,275	1.3
6,018,275	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $6,018,354, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $6,138,641, due 12/04/13–08/27/32)	6,018,275	1.3
		25,340,085	5.4

	Total Short-Term Investments (Cost $25,340,085)	25,340,085	5.4

	Total Investments in Securities (Cost $444,073,396)	$486,485,128	103.6
	Liabilities in Excess of Other Assets	(16,705,172)	(3.6)
	Net Assets	$469,779,956	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

**	Investment in affiliate

See Accompanying Notes to Financial Statements

68

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $476,302,537.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,651,942
Gross Unrealized Depreciation	(47,469,351)
Net Unrealized Appreciation	$10,182,591

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$35,155,236	$—	$35,155,236
Consumer Staples	—	51,167,392	—	51,167,392
Energy	—	40,663,705	—	40,663,705
Financials	—	113,639,845	—	113,639,845
Health Care	—	52,717,675	—	52,717,675
Industrials	—	49,883,571	—	49,883,571
Information Technology	—	21,794,501	—	21,794,501
Materials	—	32,836,317	—	32,836,317
Telecommunication Services	—	28,689,426	—	28,689,426
Utilities	—	27,990,680	—	27,990,680
Total Common Stock	—	454,538,348	—	454,538,348
Preferred Stock	—	6,509,292	—	6,509,292
Rights	97,403	—	—	97,403
Short-Term Investments	—	25,340,085	—	25,340,085
Total Investments, at fair value	$97,403	$486,387,725	$—	$486,485,128
Other Financial Instruments+
Forward Foreign Currency Contracts	—	4,853	—	4,853
Total Assets	$97,403	$486,392,578	$—	$486,489,981
Liabilities Table
Other Financial Instruments+
Futures	$(303,692)	$—	$—	$(303,692)
Forward Foreign Currency Contracts	—	(206,205)	—	(206,205)
Total Liabilities	$(303,692)	$(206,205)	$—	$(509,897)

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $12,655,357 were transferred from Level 1 to Level 2 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

69

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	6,445,000	Buy	09/18/13	$8,598,307	$8,392,102	$(206,205)
							$(206,205)

Citigroup, Inc.	EU Euro	700,000	Sell	09/18/13	$916,330	$911,477	$4,853
							$4,853

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	260	09/20/13	$8,792,336	$(303,692)
			$8,792,336	$(303,692)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$4,853
Total Asset Derivatives		$4,853
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$206,205
Equity contracts	Net Assets — Unrealized depreciation*	303,692
Total Liability Derivatives		$509,897

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$587,398	$—	$587,398
Equity contracts	—	172,451	172,451
Total	$587,398	$172,451	$759,849

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(220,578)	$—	$(220,578)
Equity contracts	—	(198,404)	(198,404)
Total	$(220,578)	$(198,404)	$(418,982)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

70

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

Citigroup, Inc.
Assets:
Forward foreign currency contracts	$4,853
Total Assets	$4,853

Liabilities:
Forward foreign currency contracts	$206,205
Total Liabilities	$206,205

Net OTC derivative instruments by counterparty, at fair value	$(201,352)

Total collateral pledged by Portfolio/(Received from counterparty)	$—

Net Exposure(1)	$(201,352)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

71

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	19.9%
Energy	17.1%
Consumer Staples	16.8%
Materials	8.7%
Health Care	8.5%
Consumer Discretionary	7.2%
Telecommunication Services	7.1%
Industrials	7.1%
Utilities	4.2%
Information Technology	0.9%
Assets in Excess of Other Liabilities	2.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 7.2%
170,195		British Sky Broadcasting PLC	$2,050,342	0.5
318,158		Compass Group PLC	4,065,314	0.9
414,438		Kingfisher PLC	2,160,816	0.5
281,137		Marks & Spencer Group PLC	1,839,555	0.4
27,094		Next PLC	1,876,818	0.4
142,258		Pearson PLC	2,529,974	0.6
207,831		Reed Elsevier PLC	2,363,506	0.6
220,183		WPP PLC	3,763,571	0.9
1,402,945		Other Securities	10,524,342	2.4
			31,174,238	7.2

		Consumer Staples: 16.8%
60,969		Associated British Foods PLC	1,608,376	0.4
335,669		British American Tobacco PLC	17,216,423	4.0
440,667		Diageo PLC	12,636,780	2.9
170,456		Imperial Tobacco Group PLC	5,910,532	1.4
112,869		Reckitt Benckiser PLC	7,984,007	1.8
165,398		SABMiller PLC	7,929,785	1.8
1,405,687		Tesco PLC	7,078,823	1.6
211,077		Unilever PLC	8,544,909	2.0
704,553		Other Securities	3,850,887	0.9
			72,760,522	16.8

COMMON STOCK: (continued)
		Energy: 17.1%
595,436		BG Group PLC	$10,118,934	2.3
3,330,523		BP PLC	23,113,788	5.3
664,482		Royal Dutch Shell PLC — Class A	21,226,346	4.9
448,813		Royal Dutch Shell PLC — Class B	14,864,303	3.4
158,135		Tullow Oil PLC	2,407,275	0.6
160,597		Other Securities	2,400,451	0.6
			74,131,097	17.1

		Financials: 19.9%
515,265		Aviva PLC	2,655,768	0.6
2,250,060		Barclays PLC	9,582,488	2.2
3,258,469		HSBC Holdings PLC	33,732,355	7.8
136,227		Land Securities Group PLC	1,829,640	0.4
1,025,509		Legal & General Group PLC	2,672,854	0.6
7,341,145	@	Lloyds TSB Group PLC	7,049,835	1.6
855,050		Old Mutual PLC	2,347,219	0.6
446,434		Prudential PLC	7,287,086	1.7
345,894		Standard Chartered PLC	7,509,537	1.7
411,778		Standard Life PLC	2,167,067	0.5
1,822,366		Other Securities	9,532,729	2.2
			86,366,578	19.9

		Health Care: 8.5%
218,251		AstraZeneca PLC	10,318,717	2.4
861,772		GlaxoSmithKline PLC	21,541,182	5.0
97,861		Shire PLC	3,101,253	0.7
156,877		Smith & Nephew PLC	1,757,011	0.4
			36,718,163	8.5

		Industrials: 7.1%
567,581		BAE Systems PLC	3,305,319	0.8
113,821		Capita Group PLC	1,673,065	0.4
176,706		Experian Group Ltd.	3,071,127	0.7
327,477		Rolls-Royce Holdings PLC	5,638,660	1.3
49,422,842	@	Rolls-Royce Holdings PLC — C shares	75,170	0.0
47,766		Wolseley PLC	2,203,915	0.5
1,418,875		Other Securities	14,731,416	3.4
			30,698,672	7.1

		Information Technology: 0.9%
244,363		ARM Holdings PLC	2,956,096	0.7
194,163		Other Securities	1,003,483	0.2
			3,959,579	0.9

		Materials: 8.7%
228,613		Anglo American PLC	4,405,539	1.0
369,522		BHP Billiton PLC	9,422,067	2.2
127,132		CRH PLC	2,579,676	0.6
1,521,445		Glencore Xstrata PLC	6,298,032	1.5
218,282		Rio Tinto PLC	8,877,353	2.0
365,345		Other Securities	5,899,123	1.4
			37,481,790	8.7

See Accompanying Notes to Financial Statements

72

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: 7.1%
1,377,586		BT Group PLC	$6,467,463	1.5
8,521,270	@	Vodafone Group PLC	24,419,359	5.6
			30,886,822	7.1

		Utilities: 4.2%
901,383		Centrica PLC	4,930,337	1.1
636,486		National Grid PLC	7,215,009	1.7
167,673		Scottish & Southern Energy PLC	3,882,923	0.9
160,939		Other Securities	2,295,830	0.5
			18,324,099	4.2

		Total Common Stock (Cost $365,878,120)	422,501,560	97.5
		Assets in Excess of Other Liabilities	10,752,805	2.5
		Net Assets	$433,254,365	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

Cost for federal income tax purposes is $368,024,494.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$73,561,637
Gross Unrealized Depreciation	(19,084,571)
Net Unrealized Appreciation	$54,477,066

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$31,174,238	$—	$31,174,238
Consumer Staples	—	72,760,522	—	72,760,522
Energy	—	74,131,097	—	74,131,097
Financials	—	86,366,578	—	86,366,578
Health Care	—	36,718,163	—	36,718,163
Industrials	—	30,698,672	—	30,698,672
Information Technology	—	3,959,579	—	3,959,579
Materials	—	37,481,790	—	37,481,790
Telecommunication Services	—	30,886,822	—	30,886,822
Utilities	—	18,324,099	—	18,324,099
Total Common Stock	—	422,501,560	—	422,501,560
Total Investments, at fair value	$—	$422,501,560	$—	$422,501,560
Other Financial Instruments+
Forward Foreign Currency Contracts	—	20,790	—	20,790
Total Assets	$—	$422,522,350	$—	$422,522,350
Liabilities Table
Other Financial Instruments+
Futures	$(132,692)	$—	$—	$(132,692)
Forward Foreign Currency Contracts	—	(51,399)	—	(51,399)
Total Liabilities	$(132,692)	$(51,399)	$—	$(184,091)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

73

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	British Pound	1,500,000	Buy	09/18/13	$2,304,678	$2,280,218	$(24,460)
The Bank of New York Mellon Corp.	British Pound	3,000,000	Buy	09/18/13	4,547,880	4,560,435	12,555
Citigroup, Inc.	British Pound	555,000	Buy	09/18/13	870,619	843,680	(26,939)
							$(38,844)

Credit Suisse Group AG	British Pound	400,000	Sell	09/18/13	$616,293	$608,058	$8,235
							$8,235

ING FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	127	09/20/13	$11,901,662	$(132,692)
			$11,901,662	$(132,692)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$20,790
Total Asset Derivatives		$20,790
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$51,399
Equity contracts	Net Assets — Unrealized depreciation*	132,692
Total Liability Derivatives		$184,091

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(293,240)	$—	$(293,240)
Equity contracts	—	917,007	917,007
Total	$(293,240)	$917,007	$623,767

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(27,900)	$—	$(27,900)
Equity contracts	—	(104,539)	(104,539)
Total	$(27,900)	$(104,539)	$(132,439)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

74

ING FTSE 100 INDEX® PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Bank of America	Citigroup, Inc.	Credit Suisse Group AG	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$—	$—	$8,235	$12,555	$20,790
Total Assets	$—	$—	$8,235	$12,555	$20,790

Liabilities:
Forward foreign currency contracts	$24,460	$26,939	$—	$—	$51,399
Total Liabilities	$24,460	$26,939	$—	$—	$51,399

Net OTC derivative instruments by counterparty, at fair value	$(24,460)	$(26,939)	$8,235	$12,555	(30,609)

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—

Net Exposure(1)	$(24,460)	$(26,939)	$8,235	$12,555	$(30,609)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

75

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	55.2%
Energy	9.7%
Telecommunication Services	7.7%
Information Technology	5.6%
Utilities	5.1%
Industrials	4.2%
Consumer Discretionary	4.1%
Consumer Staples	3.1%
Assets in Excess of Other Liabilities*	5.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.7%
		Consumer Discretionary: 4.1%
623,000		Belle International Holdings	$851,690	0.7
312,000	@	Galaxy Entertainment Group Ltd.	1,515,520	1.2
791,028		Li & Fung Ltd.	1,078,163	0.9
325,200		Sands China Ltd.	1,519,682	1.3
			4,965,055	4.1

		Consumer Staples: 3.1%
161,286		China Resources Enterprise	504,845	0.4
107,000		Hengan International Group Co., Ltd.	1,162,566	1.0
264,000		Tingyi Cayman Islands Holding Corp.	685,191	0.6
981,000		Want Want China Holdings Ltd.	1,375,012	1.1
			3,727,614	3.1

		Energy: 9.7%
528,000		China Coal Energy Co. — Class H	274,651	0.2
3,440,438		China Petroleum & Chemical Corp.	2,407,497	2.0
457,341		China Shenhua Energy Co., Ltd.	1,162,596	1.0
2,406,714		CNOOC Ltd.	4,031,048	3.3
434,000		Kunlun Energy Co. Ltd.	766,143	0.6
2,842,604		PetroChina Co., Ltd.	3,082,395	2.6
			11,724,330	9.7

COMMON STOCK: (continued)
		Financials: 55.2%
1,624,200		AIA Group Ltd.	$6,842,756	5.7
10,708,746		Bank of China Ltd.	4,386,998	3.7
1,172,451		Bank of Communications Co., Ltd.	751,310	0.6
179,984	L	Bank of East Asia Ltd.	644,222	0.5
500,129		BOC Hong Kong Holdings Ltd.	1,529,938	1.3
187,739		Cheung Kong Holdings Ltd.	2,531,553	2.1
11,337,107		China Construction Bank	7,966,797	6.6
1,001,911		China Life Insurance Co., Ltd.	2,331,968	1.9
548,991		China Overseas Land & Investment Ltd.	1,429,272	1.2
276,000		China Resources Land Ltd.	749,850	0.6
301,706		Hang Lung Properties Ltd.	1,045,058	0.9
102,943		Hang Seng Bank Ltd.	1,516,002	1.3
142,226		Henderson Land Development Co., Ltd.	844,663	0.7
147,441		Hong Kong Exchanges and Clearing Ltd.	2,214,472	1.8
1,639,193		HSBC Holdings PLC	16,990,680	14.1
9,942,340		Industrial and Commercial Bank of China Ltd.	6,231,184	5.2
507,748		New World Development Ltd.	697,432	0.6
273,716		Ping An Insurance Group Co. of China Ltd.	1,827,244	1.5
397,265		Sino Land Co.	555,446	0.5
197,555		Sun Hung Kai Properties Ltd.	2,537,010	2.1
91,591	L	Swire Pacific Ltd.	1,103,514	0.9
203,637		Wharf Holdings Ltd.	1,699,639	1.4
			66,427,008	55.2

		Industrials: 4.2%
158,818		Cathay Pacific Airways Ltd.	276,367	0.2
166,285		China Merchants Holdings International Co., Ltd.	514,382	0.4
224,811	L	Citic Pacific Ltd.	239,721	0.2
226,697		Cosco Pacific Ltd.	292,184	0.3
287,464		Hutchison Whampoa Ltd.	3,007,523	2.5
195,143		MTR Corp.	717,116	0.6
			5,047,293	4.2

		Information Technology: 5.6%
918,000		Lenovo Group Ltd.	826,291	0.7
149,875		Tencent Holdings Ltd.	5,852,205	4.9
			6,678,496	5.6

See Accompanying Notes to Financial Statements

76

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 7.7%
813,101	China Mobile Ltd.	$8,421,169	7.0
633,110	China Unicom Ltd.	833,111	0.7
		9,254,280	7.7

	Utilities: 5.1%
257,654	China Resources Power Holdings Co.	615,622	0.5
255,931	CLP Holdings Ltd.	2,068,902	1.7
771,423	Hong Kong & China Gas	1,882,317	1.6
187,322	Power Assets Holdings Ltd.	1,612,468	1.3
		6,179,309	5.1

	Total Common Stock (Cost $104,850,010)	114,003,385	94.7

RIGHTS: —%
	Financials: —%
6,309	Other Securities	—	—

	Total Rights (Cost $—)	—	—

	Total Long-Term Investments (Cost $104,850,010)	114,003,385	94.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.4%
	Securities Lending Collateralcc(1): 0.3%
370,129	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $370,134, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $377,532, due 07/05/13–08/15/21) (Cost $370,129)	370,129	0.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
115,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $115,000)	$115,000	0.1

	Total Short-Term Investments (Cost $485,129)	485,129	0.4

	Total Investments in Securities (Cost $105,335,139)	$114,488,514	95.1
	Assets in Excess of Other Liabilities	5,912,174	4.9
	Net Assets	$120,400,688	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $108,743,910.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,622,991
Gross Unrealized Depreciation	(7,878,387)
Net Unrealized Appreciation	$5,744,604

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$4,965,055	$—	$4,965,055
Consumer Staples	—	3,727,614	—	3,727,614
Energy	—	11,724,330	—	11,724,330
Financials	—	66,427,008	—	66,427,008
Industrials	—	5,047,293	—	5,047,293

See Accompanying Notes to Financial Statements

77

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Information Technology	$—	$6,678,496	$—	$6,678,496
Telecommunication Services	—	9,254,280	—	9,254,280
Utilities	—	6,179,309	—	6,179,309
Total Common Stock	—	114,003,385	—	114,003,385
Rights	—	—	—	—
Short-Term Investments	115,000	370,129	—	485,129
Total Investments, at fair value	$115,000	$114,373,514	$—	$114,488,514
Other Financial Instruments+
Futures	97,024	—	—	97,024
Forward Foreign Currency Contracts	—	699	—	699
Total Assets	$212,024	$114,374,213	$—	$114,586,237
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(147)	$—	$(147)
Total Liabilities	$—	$(147)	$—	$(147)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Hong Kong Sar Dollar	8,000,000	Buy	09/18/13	$1,031,553	$1,031,768	$215
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	29,400,000	Buy	09/18/13	3,791,665	3,791,748	83
Citigroup, Inc.	Hong Kong Sar Dollar	7,400,000	Buy	09/18/13	953,984	954,385	401
							$699

Citigroup, Inc.	Hong Kong Sar Dollar	5,000,000	Sell	09/18/13	$644,708	$644,855	$(147)
							$(147)

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	41	07/30/13	$5,478,878	$97,024
			$5,478,878	$97,024

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$699
Equity contracts	Net Assets — Unrealized appreciation*	97,024
Total Asset Derivatives		$97,723

See Accompanying Notes to Financial Statements

78

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$147
Total Liability Derivatives		$147

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(11,623)	$—	$(11,623)
Equity contracts	—	(774,308)	(774,308)
Total	$(11,623)	$(774,308)	$(785,931)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$552	$—	$552
Equity contracts	—	122,554	122,554
Total	$552	$122,554	$123,106

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Bank of America	Citigroup, Inc.	The Bank of New York Mellon Corp.	Totals
Assets:
Forward foreign currency contracts	$215	$401	$83	$699
Total Assets	$215	$401	$83	$699

Liabilities:
Forward foreign currency contracts	$—	$147	$—	$147
Total Liabilities	$—	$147	$—	$147

Net OTC derivative instruments by counterparty, at fair value	$215	$254	$83	$552

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$215	$254	$83	$552

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

79

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	22.7%
Industrials	11.7%
Consumer Staples	10.8%
Consumer Discretionary	10.6%
Health Care	9.6%
Materials	7.4%
Energy	6.3%
Telecommunication Services	4.7%
Information Technology	4.0%
Utilities	3.4%
Assets in Excess of Other Liabilities*	8.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 90.8%
		Consumer Discretionary: 10.2%
19,657		Cie Financiere Richemont SA	$1,733,517	0.4
34,462		DaimlerChrysler AG	2,080,422	0.4
61,500		Honda Motor Co., Ltd.	2,284,690	0.5
104,089		Toyota Motor Corp.	6,278,424	1.4
2,816,599		Other Securities(a)	34,837,367	7.5
			47,214,420	10.2

		Consumer Staples: 10.8%
30,535		Anheuser-Busch InBev Worldwide, Inc.	2,749,149	0.6
72,637		British American Tobacco PLC	3,725,543	0.8
97,090		Diageo PLC	2,784,200	0.6
120,232		Nestle S.A.	7,889,672	1.7
24,779		Reckitt Benckiser PLC	1,752,791	0.4
35,988		SABMiller PLC	1,725,396	0.4
61,775		Unilever NV	2,431,717	0.5
50,105		Unilever PLC	2,028,372	0.4
1,529,499		Other Securities(a)	24,838,025	5.4
			49,924,865	10.8

		Energy: 6.3%
128,323		BG Group PLC	2,180,742	0.5
717,647		BP PLC	4,980,461	1.1
91,346		ENI S.p.A.	1,874,773	0.4
140,264		Royal Dutch Shell PLC — Class A	4,480,621	1.0

COMMON STOCK: (continued)
		Energy: (continued)
97,387		Royal Dutch Shell PLC — Class B	$3,225,374	0.7
80,084		Total S.A.	3,911,537	0.8
458,162		Other Securities(a)	8,506,452	1.8
			29,159,960	6.3

		Financials: 22.7%
424,200		AIA Group Ltd.	1,787,155	0.4
17,660		Allianz AG	2,577,663	0.6
101,959		Australia & New Zealand Banking Group Ltd.	2,646,800	0.6
411,211		Banco Santander Central Hispano S.A.	2,631,427	0.6
436,592		Barclays PLC	1,859,345	0.4
209,319		Banco Bilbao Vizcaya Argentaria S.A.	1,759,079	0.4
37,799		BNP Paribas	2,069,297	0.4
59,837		Commonwealth Bank of Australia	3,766,519	0.8
681,878		HSBC Holdings PLC	7,058,944	1.5
144,270	**, @	ING Groep NV	1,318,489	0.3
47,000		Mitsubishi Estate Co., Ltd.	1,251,322	0.3
489,121		Mitsubishi UFJ Financial Group, Inc.	3,020,748	0.6
868,972		Mizuho Financial Group, Inc.	1,804,588	0.4
85,067		National Australia Bank Ltd.	2,301,068	0.5
90,974		Standard Chartered PLC	1,975,093	0.4
49,500		Sumitomo Mitsui Financial Group, Inc.	2,265,766	0.5
137,245		UBS AG — Reg	2,329,575	0.5
118,223		Westpac Banking Corp.	3,103,943	0.7
10,663,961		Other Securities(a)	59,090,385	12.8
			104,617,206	22.7

		Health Care: 9.6%
47,073		AstraZeneca PLC	2,225,570	0.5
31,252		Bayer AG	3,327,402	0.7
184,970		GlaxoSmithKline PLC	4,623,581	1.0
85,984		Novartis AG	6,090,294	1.3
15,472		Novo-Nordisk A/S	2,405,315	0.5
26,430		Roche Holding AG — Genusschein	6,559,856	1.4
44,851		Sanofi	4,636,697	1.0
405,401		Other Securities(a)	14,513,454	3.2
			44,382,169	9.6

		Industrials: 11.7%
82,867		ABB Ltd.	1,795,061	0.4
53,100		Mitsubishi Corp.	907,145	0.2
30,535		Siemens AG	3,092,065	0.6
13,082,008		Other Securities(a)	48,392,064	10.5
			54,186,335	11.7

See Accompanying Notes to Financial Statements

80

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: 4.0%
34,958		SAP AG	$2,552,726	0.6
1,130,019		Other Securities(a)	15,664,373	3.4
			18,217,099	4.0

		Materials: 7.4%
34,874		BASF AG	3,110,520	0.7
123,024		BHP Billiton Ltd.	3,540,991	0.8
80,971		BHP Billiton PLC	2,064,597	0.4
48,331		Rio Tinto PLC	1,965,583	0.4
2,173,006		Other Securities(a)	23,400,297	5.1
			34,081,988	7.4

		Telecommunication Services: 4.7%
34,500		Softbank Corp.	2,008,243	0.4
157,917	@	Telefonica S.A.	2,031,654	0.5
1,836,349	@	Vodafone Group PLC	5,262,416	1.1
2,187,317		Other Securities(a)	12,570,725	2.7
			21,873,038	4.7

		Utilities: 3.4%
2,005,863		Other Securities(a)	15,544,450	3.4

		Total Common Stock (Cost $320,690,202)	419,201,530	90.8

PREFERRED STOCK: 0.4%
		Consumer Discretionary: 0.4%
14,355		Other Securities	1,690,677	0.4

		Materials: 0.0%
178		Other Securities	14,112	0.0

		Total Preferred Stock (Cost $940,520)	1,704,789	0.4

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
4		Other Securities(a)	10	0.0

		Energy: 0.0%
32,816		Other Securities	18,282	0.0

		Financials: 0.0%
27,994		Other Securities	401	0.0

		Total Rights (Cost $19,299)	18,693	0.0

		Total Long-Term Investments (Cost $321,650,021)	420,925,012	91.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.4%
		Securities Lending Collateralcc(1): 1.7%
1,912,276		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,912,298, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,950,522, due 12/01/17–06/01/43)	$1,912,276	0.4
1,912,276		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,912,315, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,950,522, due 06/01/17–03/01/48)	1,912,276	0.4
1,912,276		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,912,315, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,950,522, due 07/01/32–07/01/43)	1,912,276	0.4
402,573		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $402,577, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $410,635, due 01/15/25–02/15/43)	402,573	0.1
1,912,276		Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,912,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,950,522, due 12/04/13–08/27/32)	1,912,276	0.4
			8,051,677	1.7

See Accompanying Notes to Financial Statements

81

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 6.7%
30,944,383	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $30,944,383)	$30,944,383	6.7

	Total Short-Term Investments (Cost $38,996,060)	38,996,060	8.4

	Total Investments in Securities (Cost $360,646,081)	$459,921,072	99.6
	Assets in Excess of Other Liabilities	1,868,813	0.4
	Net Assets	$461,789,885	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $370,448,952.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$115,815,570
Gross Unrealized Depreciation	(26,343,450)
Net Unrealized Appreciation	$89,472,120

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$371,218	$46,843,202	$—	$47,214,420
Consumer Staples	802,505	49,122,360	—	49,924,865
Energy	183,831	28,976,129	—	29,159,960
Financials	120,994	104,496,212	—	104,617,206
Health Care	1,143,147	43,239,022	—	44,382,169
Industrials	153,909	54,032,426	—	54,186,335
Information Technology	284,665	17,932,434	—	18,217,099
Materials	—	34,081,988	—	34,081,988
Telecommunication Services	145,283	21,727,755	—	21,873,038
Utilities	—	15,544,450	—	15,544,450
Total Common Stock	3,205,552	415,995,978	—	419,201,530
Preferred Stock	—	1,704,789	—	1,704,789
Rights	18,292	401	—	18,693
Short-Term Investments	30,944,383	8,051,677	—	38,996,060
Total Investments, at fair value	$34,168,227	$425,752,845	$—	$459,921,072
Other Financial Instruments+
Futures	220,521	—	—	220,521
Total Assets	$34,388,748	$425,752,845	$—	$460,141,593

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

82

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING International Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	496	09/20/13	$40,664,560	$220,521
			$40,664,560	$220,521

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$220,521
Total Asset Derivatives		$220,521

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$833,957
Total	$833,957

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(170,380)
Total	$(170,380)

See Accompanying Notes to Financial Statements

83

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Consumer Discretionary	20.2%
Industrials	19.7%
Financials	19.1%
Information Technology	9.4%
Consumer Staples	7.2%
Materials	6.8%
Health Care	5.7%
Telecommunication Services	4.6%
Utilities	2.6%
Energy	1.1%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.4%
		Consumer Discretionary: 20.2%
76,000		Bridgestone Corp.	$2,591,617	0.7
58,000		Denso Corp.	2,726,765	0.7
5,300		Fast Retailing Co., Ltd.	1,788,774	0.5
75,000		Fuji Heavy Industries Ltd.	1,852,068	0.5
196,300		Honda Motor Co., Ltd.	7,292,433	1.9
294,700		Nissan Motor Co., Ltd.	2,953,663	0.8
267,600		Panasonic Corp.	2,154,730	0.5
146,912		Sony Corp.	3,103,695	0.8
299,560		Toyota Motor Corp.	18,068,813	4.7
4,486,164		Other Securities(a)	35,086,482	9.1
			77,619,040	20.2

		Consumer Staples: 7.2%
145,100		Japan Tobacco, Inc.	5,121,675	1.3
64,600		Kao Corp.	2,199,083	0.6
110,000	L	Kirin Brewery Co., Ltd.	1,723,073	0.5
95,800		Seven & I Holdings Co., Ltd.	3,508,517	0.9
1,157,146		Other Securities(a)	15,137,531	3.9
			27,689,879	7.2

		Energy: 1.1%
449,628		Other Securities(a)	4,057,960	1.1

COMMON STOCK: (continued)
		Financials: 19.1%
464,440		Sumitomo Mitsui Trust Holdings, Inc.	$2,167,011	0.6
1,218		Dai-ichi Life Insurance Co., Ltd.	1,748,494	0.4
232,000		Daiwa Securities Group, Inc.	1,942,982	0.5
160,000		Mitsubishi Estate Co., Ltd.	4,259,821	1.1
1,739,400		Mitsubishi UFJ Financial Group, Inc.	10,742,308	2.8
108,000		Mitsui Fudosan Co., Ltd.	3,175,205	0.8
67,311		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,705,001	0.4
2,966,200		Mizuho Financial Group, Inc.	6,159,888	1.6
473,200		Nomura Holdings, Inc.	3,483,116	0.9
133,400		ORIX Corp.	1,820,472	0.5
173,352		Sumitomo Mitsui Financial Group, Inc.	7,934,850	2.1
55,000		Sumitomo Realty & Development Co., Ltd.	2,191,975	0.6
88,000		Tokio Marine Holdings, Inc.	2,776,837	0.7
3,570,807		Other Securities	23,335,010	6.1
			73,442,970	19.1

		Health Care: 5.7%
53,800		Astellas Pharma, Inc.	2,922,637	0.7
91,300		Takeda Pharmaceutical Co., Ltd.	4,117,081	1.1
594,573		Other Securities(a)	14,843,713	3.9
			21,883,431	5.7

		Industrials: 19.7%
19,300		Central Japan Railway Co.	2,352,285	0.6
42,700		East Japan Railway Co.	3,323,450	0.9
24,300		Fanuc Ltd.	3,516,864	0.9
181,800		Itochu Corp.	2,102,316	0.5
114,200		Komatsu Ltd.	2,630,248	0.7
125,000		Kubota Corp.	1,819,171	0.5
179,100		Mitsubishi Corp.	3,059,691	0.8
234,000		Mitsubishi Electric Corp.	2,186,521	0.6
387,000		Mitsubishi Heavy Industries Ltd.	2,151,550	0.5
197,300		Mitsui & Co., Ltd.	2,474,183	0.6
134,400		Sumitomo Corp.	1,675,107	0.4
457,000		Toshiba Corp.	2,190,664	0.6
7,098,430		Other Securities(a)	46,358,152	12.1
			75,840,202	19.7

		Information Technology: 9.4%
145,066		Canon, Inc.	4,754,290	1.2
557,146		Hitachi Ltd.	3,569,913	0.9

See Accompanying Notes to Financial Statements

84

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
5,700	Keyence Corp.	$1,816,082	0.5
19,200	Kyocera Corp.	1,953,521	0.5
24,200	Murata Manufacturing Co., Ltd.	1,840,771	0.5
1,950,421	Other Securities(a)	22,346,773	5.8
		36,281,350	9.4

	Materials: 6.8%
1,023,605	Nippon Steel Corp.	2,757,850	0.7
43,300	Shin-Etsu Chemical Co., Ltd.	2,865,823	0.8
4,017,197	Other Securities(a)	20,355,257	5.3
		25,978,930	6.8

	Telecommunication Services: 4.6%
65,300	KDDI Corp.	3,400,396	0.9
96,900	Nippon Telegraph & Telephone Corp.	5,050,514	1.3
1,888	NTT DoCoMo, Inc.	2,937,172	0.7
111,350	Softbank Corp.	6,481,679	1.7
		17,869,761	4.6

	Utilities: 2.6%
1,182,900	Other Securities	9,855,726	2.6

	Total Common Stock (Cost $342,237,674)	370,519,249	96.4

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc(1): 1.7%
1,597,342	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,597,360, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,629,289, due 12/01/17–06/01/43)	1,597,342	0.4
1,597,342	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,597,375, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,629,289, due 06/01/17–03/01/48)	1,597,342	0.4

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,597,342	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,597,375, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,629,289, due 07/01/32–07/01/43)	$1,597,342	0.4
336,275	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $336,278, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $343,009, due 01/15/25–02/15/43)	336,275	0.1
1,597,342	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,597,363, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,629,289, due 12/04/13–08/27/32)	1,597,342	0.4
		6,725,643	1.7

	Total Short-Term Investments (Cost $6,725,643)	6,725,643	1.7

	Total Investments in Securities (Cost $348,963,317)	$377,244,892	98.1
	Assets in Excess of Other Liabilities	7,125,489	1.9
	Net Assets	$384,370,381	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

85

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $353,704,696.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$61,269,685
Gross Unrealized Depreciation	(37,729,489)
Net Unrealized Appreciation	$23,540,196

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$76,729	$77,542,311	$—	$77,619,040
Consumer Staples	152,600	27,537,279	—	27,689,879
Energy	—	4,057,960	—	4,057,960
Financials	—	73,442,970	—	73,442,970
Health Care	—	21,883,431	—	21,883,431
Industrials	14,459	75,825,743	—	75,840,202
Information Technology	112,773	36,168,577	—	36,281,350
Materials	43,643	25,935,287	—	25,978,930
Telecommunication Services	—	17,869,761	—	17,869,761
Utilities	—	9,855,726	—	9,855,726
Total Common Stock	400,204	370,119,045	—	370,519,249
Short-Term Investments	—	6,725,643	—	6,725,643
Total Investments, at fair value	$400,204	$376,844,688	$—	$377,244,892
Other Financial Instruments+
Futures	1,068,411	—	—	1,068,411
Total Assets	$1,468,615	$376,844,688	$—	$378,313,303
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(547,232)	$—	$(547,232)
Total Liabilities	$—	$(547,232)	$—	$(547,232)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Japanese Yen	1,175,000,000	Buy	09/18/13	$12,389,183	$11,851,552	$(537,631)
							$(537,631)

The Bank of New York Mellon Corp.	Japanese Yen	595,000,000	Sell	09/18/13	$5,991,823	$6,001,424	$(9,601)
							$(9,601)

See Accompanying Notes to Financial Statements

86

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	179	09/12/13	$20,412,280	$1,068,411
			$20,412,280	$1,068,411

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,068,411
Total Asset Derivatives		$1,068,411
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$547,232
Total Liability Derivatives		$547,232

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(62,871)	$—	$(62,871)
Equity contracts	—	559,594	559,594
Total	$(62,871)	$559,594	$496,723

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(453,100)	$—	$(453,100)
Equity contracts	—	767,715	767,715
Total	$(453,100)	$767,715	$314,615

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

	Credit Suisse Group AG	The Bank of New York Mellon Corp.	Totals
Liabilities:
Forward foreign currency contracts	$537,631	$9,601	$547,232
Total Liabilities	$537,631	$9,601	$547,232

Net OTC derivative instruments by counterparty, at fair value	$(537,631)	$(9,601)	$(547,232)

Total collateral pledged by Portfolio/(Received from counterparty)	$—	$—	$—

Net Exposure(1)	$(537,631)	$(9,601)	$(547,232)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

87

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Information Technology	27.1%
Consumer Discretionary	17.0%
Consumer Staples	15.1%
Health Care	11.1%
Industrials	10.5%
Financials	6.9%
Materials	3.7%
Energy	3.6%
Telecommunication Services	2.6%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 17.0%
26,660	@	Amazon.com, Inc.	$7,403,215	1.8
175,808		Comcast Corp. — Class A	7,362,839	1.8
105,925		Home Depot, Inc.	8,206,010	2.0
78,926		Lowe’s Cos., Inc.	3,228,073	0.8
72,695		McDonald’s Corp.	7,196,805	1.7
106,202		News Corp. — Class A	3,462,185	0.8
51,361		Nike, Inc.	3,270,669	0.8
3,741	@	Priceline.com, Inc.	3,094,293	0.8
54,289		Starbucks Corp.	3,555,387	0.9
52,191		TJX Cos., Inc.	2,612,681	0.6
487,992		Other Securities	20,763,497	5.0
			70,155,654	17.0

		Consumer Staples: 15.1%
145,646		Altria Group, Inc.	5,096,154	1.2
277,341		Coca-Cola Co.	11,124,147	2.7
67,634		Colgate-Palmolive Co.	3,874,752	0.9
31,644		Costco Wholesale Corp.	3,498,877	0.9
112,133		PepsiCo, Inc.	9,171,358	2.2
118,593		Philip Morris International, Inc.	10,272,526	2.5
77,415		Wal-Mart Stores, Inc.	5,766,643	1.4
245,092		Other Securities	13,500,875	3.3
			62,305,332	15.1

		Energy: 3.6%
67,580		Halliburton Co.	2,819,438	0.7
96,399		Schlumberger Ltd.	6,907,952	1.6

COMMON STOCK: (continued)
		Energy: (continued)
93,664		Other Securities	$5,257,844	1.3
			14,985,234	3.6

		Financials: 6.9%
68,704		American Express Co.	5,136,311	1.2
8,474		Mastercard, Inc.	4,868,313	1.2
16,795		Simon Property Group, Inc.	2,652,266	0.6
37,885		Visa, Inc.	6,923,484	1.7
113,908		Other Securities	8,925,900	2.2
			28,506,274	6.9

		Health Care: 11.1%
114,835		AbbVie, Inc.	4,747,279	1.1
54,384		Amgen, Inc.	5,365,525	1.3
39,301		Baxter International, Inc.	2,722,380	0.7
17,213	@	Biogen Idec, Inc.	3,704,238	0.9
102,544		Bristol-Myers Squibb Co.	4,582,691	1.1
30,247	@	Celgene Corp.	3,536,177	0.8
51,809	@	Express Scripts Holding Co.	3,196,097	0.8
110,607	@	Gilead Sciences, Inc.	5,664,185	1.4
124,050		Other Securities	12,264,428	3.0
			45,783,000	11.1

		Industrials: 10.5%
42,339		3M Co.	4,629,770	1.1
55,013		Boeing Co.	5,635,532	1.4
57,050		Honeywell International, Inc.	4,526,347	1.1
33,847		Union Pacific Corp.	5,221,915	1.2
52,525		United Parcel Service, Inc. — Class B	4,542,362	1.1
62,462		United Technologies Corp.	5,805,218	1.4
179,293		Other Securities	13,317,949	3.2
			43,679,093	10.5

		Information Technology: 27.1%
46,599	@	Accenture PLC	3,353,264	0.8
51,523		Apple, Inc.	20,407,230	4.9
94,104	@	eBay, Inc.	4,867,059	1.2
123,534	@	Facebook, Inc.	3,071,055	0.7
19,555	@	Google, Inc. — Class A	17,215,636	4.2
75,487		International Business Machines Corp.	14,426,321	3.5
605,553		Microsoft Corp.	20,909,745	5.1
257,439		Oracle Corp.	7,908,526	1.9
125,287		Qualcomm, Inc.	7,652,530	1.8
80,430		Texas Instruments, Inc.	2,804,594	0.7
237,931		Other Securities	9,465,200	2.3
			112,081,160	27.1

See Accompanying Notes to Financial Statements

88

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 3.7%
66,748	EI Du Pont de Nemours & Co.	$3,504,270	0.8
38,711	Monsanto Co.	3,824,647	0.9
102,249	Other Securities	8,104,002	2.0
		15,432,919	3.7

	Telecommunication Services: 2.6%
207,453	Verizon Communications, Inc.	10,443,184	2.5
32,021	Other Securities	224,788	0.1
		10,667,972	2.6

	Total Common Stock (Cost $256,043,420)	403,596,638	97.6

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
4,327,055	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,327,055)	4,327,055	1.0

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $4,327,055)	$4,327,055	1.0

	Total Investments in Securities (Cost $260,370,475)	$407,923,693	98.6
	Assets in Excess of Other Liabilities	5,613,426	1.4
	Net Assets	$413,537,119	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

Cost for federal income tax purposes is $260,415,456.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$148,459,739
Gross Unrealized Depreciation	(951,502)
Net Unrealized Appreciation	$147,508,237

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$403,596,638	$—	$—	$403,596,638
Short-Term Investments	4,327,055	—	—	4,327,055
Total Investments, at fair value	$407,923,693	$—	$—	$407,923,693
Other Financial Instruments+
Futures	4,543	—	—	4,543
Total Assets	$407,928,236	$—	$—	$407,928,236

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

ING RussellTM Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	127	09/20/13	$10,155,555	$4,543
			$10,155,555	$4,543

See Accompanying Notes to Financial Statements

89

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$4,543
Total Asset Derivatives		$4,543

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$411,638
Total	$411,638

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(17,853)
Total	$(17,853)

See Accompanying Notes to Financial Statements

90

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Information Technology	17.4%
Financials	17.1%
Health Care	12.8%
Energy	11.0%
Consumer Staples	10.9%
Consumer Discretionary	10.8%
Industrials	9.7%
Telecommunication Services	3.2%
Materials	2.6%
Utilities	1.9%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.4%
		Consumer Discretionary: 10.8%
22,142	@	Amazon.com, Inc.	$6,148,612	0.9
158,009		Comcast Corp. — Class A	6,617,417	0.9
87,970		Home Depot, Inc.	6,815,036	1.0
60,377		McDonald’s Corp.	5,977,323	0.8
17,522		Time Warner Cable, Inc.	1,970,874	0.3
56,136		Time Warner, Inc.	3,245,783	0.4
108,458		Walt Disney Co.	6,849,123	1.0
1,085,956		Other Securities	39,122,925	5.5
			76,747,093	10.8

		Consumer Staples: 10.9%
120,970		Altria Group, Inc.	4,232,740	0.6
230,327		Coca-Cola Co.	9,238,416	1.3
73,735		CVS Caremark Corp.	4,216,167	0.6
93,123		PepsiCo, Inc.	7,616,530	1.1
98,493		Philip Morris International, Inc.	8,531,464	1.2
165,053		Procter & Gamble Co.	12,707,431	1.8
96,976		Wal-Mart Stores, Inc.	7,223,742	1.0
468,775		Other Securities	23,253,532	3.3
			77,020,022	10.9

		Energy: 11.0%
116,737		Chevron Corp.	13,814,657	2.0
73,631		ConocoPhillips	4,454,675	0.6
267,765		ExxonMobil Corp.	24,192,568	3.4

COMMON STOCK: (continued)
		Energy: (continued)
48,515		Occidental Petroleum Corp.	$4,328,993	0.6
80,064		Schlumberger Ltd.	5,737,386	0.8
475,258		Other Securities	25,019,929	3.6
			77,548,208	11.0

		Financials: 17.1%
57,055		American Express Co.	4,265,432	0.6
649,218		Bank of America Corp.	8,348,943	1.2
108,376	@	Berkshire Hathaway, Inc.	12,129,442	1.7
183,237		Citigroup, Inc.	8,789,879	1.2
27,611		Goldman Sachs Group, Inc.	4,176,164	0.6
227,613		JPMorgan Chase & Co.	12,015,690	1.7
7,038		Mastercard, Inc.	4,043,331	0.6
111,391		US Bancorp.	4,026,785	0.6
31,463		Visa, Inc.	5,749,863	0.8
290,743		Wells Fargo & Co.	11,998,964	1.7
839,455		Other Securities	45,213,808	6.4
			120,758,301	17.1

		Health Care: 12.8%
45,167		Amgen, Inc.	4,456,176	0.6
98,910		Bristol-Myers Squibb Co.	4,420,288	0.6
91,852	@	Gilead Sciences, Inc.	4,703,741	0.7
169,149		Johnson & Johnson	14,523,133	2.0
181,835		Merck & Co., Inc.	8,446,236	1.2
402,766		Pfizer, Inc.	11,281,476	1.6
61,422		UnitedHealth Group, Inc.	4,021,912	0.6
592,656		Other Securities	38,972,527	5.5
			90,825,489	12.8

		Industrials: 9.7%
41,562		3M Co.	4,544,805	0.7
45,690		Boeing Co.	4,680,484	0.7
622,685		General Electric Co.	14,440,065	2.0
28,108		Union Pacific Corp.	4,336,502	0.6
55,364		United Technologies Corp.	5,145,530	0.7
499,851		Other Securities	35,410,426	5.0
			68,557,812	9.7

		Information Technology: 17.4%
56,526		Apple, Inc.	22,388,818	3.2
321,840		Cisco Systems, Inc.	7,823,930	1.1
78,148	@	eBay, Inc.	4,041,815	0.6
16,240	@	Google, Inc. — Class A	14,297,209	2.0
62,692		International Business Machines Corp.	11,981,068	1.7
299,352		Intel Corp.	7,250,306	1.0
502,912		Microsoft Corp.	17,365,551	2.5
213,804		Oracle Corp.	6,568,059	0.9
104,050		Qualcomm, Inc.	6,355,374	0.9

See Accompanying Notes to Financial Statements

91

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
825,836	Other Securities	$24,652,598	3.5
		122,724,728	17.4

	Materials: 2.6%
329,449	Other Securities	18,806,302	2.6

	Telecommunication Services: 3.2%
323,987	AT&T, Inc.	11,469,140	1.6
172,287	Verizon Communications, Inc.	8,672,927	1.2
182,753	Other Securities	2,322,099	0.4
		22,464,166	3.2

	Utilities: 1.9%
262,711	Other Securities	13,362,078	1.9

	Total Common Stock (Cost $393,021,104)	688,814,199	97.4

SHORT-TERM INVESTMENTS: 5.6%
	Mutual Funds: 5.6%
39,619,180	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $39,619,180)	39,619,180	5.6

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $39,619,180)	$39,619,180	5.6

	Total Investments in Securities (Cost $432,640,284)	$728,433,379	103.0
	Liabilities in Excess of Other Assets	(21,517,538)	(3.0)
	Net Assets	$706,915,841	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

Cost for federal income tax purposes is $438,280,722.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$297,798,260
Gross Unrealized Depreciation	(7,645,603)
Net Unrealized Appreciation	$290,152,657

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$688,814,199	$—	$—	$688,814,199
Short-Term Investments	39,619,180	—	—	39,619,180
Total Investments, at fair value	$728,433,379	$—	$—	$728,433,379
Liabilities Table
Other Financial Instruments+
Futures	$(167,322)	$—	$—	$(167,322)
Total Liabilities	$(167,322)	$—	$—	$(167,322)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	228	09/20/13	$18,232,020	$(167,322)
			$18,232,020	$(167,322)

See Accompanying Notes to Financial Statements

92

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$167,322
Total Liability Derivatives		$167,322

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,180,974
Total	$4,180,974

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(77,389)
Total	$(77,389)

See Accompanying Notes to Financial Statements

93

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	26.7%
Energy	17.9%
Health Care	14.5%
Industrials	8.9%
Information Technology	8.2%
Consumer Staples	7.0%
Consumer Discretionary	5.1%
Telecommunication Services	3.7%
Utilities	3.7%
Materials	1.6%
Assets in Excess of Other Liabilities*	2.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.3%
		Consumer Discretionary: 5.1%
64,265		Ford Motor Co.	$994,179	0.6
23,912		Time Warner, Inc.	1,382,592	0.9
35,941		Walt Disney Co.	2,269,674	1.5
125,851		Other Securities	3,226,564	2.1
			7,873,009	5.1

		Consumer Staples: 7.0%
27,796		CVS Caremark Corp.	1,589,375	1.0
45,772		Mondelez International, Inc.	1,305,875	0.9
70,307		Procter & Gamble Co.	5,412,936	3.5
13,920		Wal-Mart Stores, Inc.	1,036,901	0.7
35,684		Other Securities	1,420,772	0.9
			10,765,859	7.0

		Energy: 17.9%
12,157		Anadarko Petroleum Corp.	1,044,651	0.7
10,053		Apache Corp.	842,743	0.5
49,727		Chevron Corp.	5,884,693	3.8
31,363		ConocoPhillips	1,897,462	1.2
114,058		ExxonMobil Corp.	10,305,140	6.7
20,666		Occidental Petroleum Corp.	1,844,027	1.2
15,885		Phillips 66	935,785	0.6
107,310		Other Securities	4,977,300	3.2
			27,731,801	17.9

COMMON STOCK: (continued)
		Financials: 26.7%
8,727	@	ACE Ltd.	$780,892	0.5
37,872	@	American International Group, Inc.	1,692,878	1.1
276,533		Bank of America Corp.	3,556,214	2.3
29,772		Bank of New York Mellon Corp.	835,105	0.5
46,165	@	Berkshire Hathaway, Inc.	5,166,787	3.3
14,985		Capital One Financial Corp.	941,208	0.6
78,055		Citigroup, Inc.	3,744,298	2.4
11,762		Goldman Sachs Group, Inc.	1,779,003	1.2
96,955		JPMorgan Chase & Co.	5,118,255	3.3
22,933		Metlife, Inc.	1,049,414	0.7
39,059		Morgan Stanley	954,211	0.6
13,582		PNC Financial Services Group, Inc.	990,399	0.7
47,448		US Bancorp.	1,715,245	1.1
123,847		Wells Fargo & Co.	5,111,166	3.3
144,419		Other Securities	7,920,094	5.1
			41,355,169	26.7

		Health Care: 14.5%
39,989		Abbott Laboratories	1,394,816	0.9
19,859		Eli Lilly & Co.	975,474	0.6
62,758		Johnson & Johnson	5,388,402	3.5
26,063		Medtronic, Inc.	1,341,462	0.9
77,460		Merck & Co., Inc.	3,598,017	2.3
171,564		Pfizer, Inc.	4,805,508	3.1
9,208		Thermo Fisher Scientific, Inc.	779,273	0.5
26,166		UnitedHealth Group, Inc.	1,713,350	1.1
38,955		Other Securities	2,496,536	1.6
			22,492,838	14.5

		Industrials: 8.9%
13,818		Caterpillar, Inc.	1,139,847	0.7
12,137	@	Eaton Corp. PLC	798,736	0.5
8,128		FedEx Corp.	801,258	0.5
265,243		General Electric Co.	6,150,985	4.0
80,862		Other Securities	4,860,943	3.2
			13,751,769	8.9

		Information Technology: 8.2%
5,852		Apple, Inc.	2,317,860	1.5
137,094		Cisco Systems, Inc.	3,332,755	2.2
49,867		Hewlett-Packard Co.	1,236,702	0.8
119,228		Intel Corp.	2,887,702	1.9
137,378		Other Securities	2,851,635	1.8
			12,626,654	8.2

		Materials: 1.6%
26,965		Dow Chemical Co.	867,464	0.5
39,905		Other Securities	1,684,509	1.1
			2,551,973	1.6

See Accompanying Notes to Financial Statements

94

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 3.7%
138,005	AT&T, Inc.	$4,885,377	3.1
66,524	Other Securities	909,626	0.6
		5,795,003	3.7

	Utilities: 3.7%
14,819	Dominion Resources, Inc.	842,016	0.6
18,103	Duke Energy Corp.	1,221,952	0.8
10,892	NextEra Energy, Inc.	887,480	0.6
22,327	Southern Co.	985,291	0.6
45,766	Other Securities	1,754,988	1.1
		5,691,727	3.7

	Total Common Stock (Cost $110,716,452)	150,635,802	97.3

SHORT-TERM INVESTMENTS: 8.9%
	Mutual Funds: 8.9%
13,796,481	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $13,796,481)	13,796,481	8.9

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $13,796,481)	$13,796,481	8.9

	Total Investments in Securities (Cost $124,512,933)	$164,432,283	106.2
	Liabilities in Excess of Other Assets	(9,622,047)	(6.2)
	Net Assets	$154,810,236	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

Cost for federal income tax purposes is $128,330,737.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$40,609,236
Gross Unrealized Depreciation	(4,507,690)
Net Unrealized Appreciation	$36,101,546

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$150,635,802	$—	$—	$150,635,802
Short-Term Investments	13,796,481	—	—	13,796,481
Total Investments, at fair value	$164,432,283	$—	$—	$164,432,283
Other Financial Instruments+
Futures	6,636	—	—	6,636
Total Assets	$164,438,919	$—	$—	$164,438,919

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

ING RussellTM Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	54	09/20/13	$4,318,110	$6,636
			$4,318,110	$6,636

See Accompanying Notes to Financial Statements

95

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$6,636
Total Asset Derivatives		$6,636

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$572,310
Total	$572,310

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(15,106)
Total	$(15,106)

See Accompanying Notes to Financial Statements

96

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Consumer Discretionary	24.5%
Information Technology	15.9%
Industrials	14.4%
Health Care	12.7%
Financials	8.3%
Consumer Staples	8.2%
Materials	5.7%
Energy	5.6%
Telecommunication Services	1.6%
Utilities	0.7%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 24.5%
4,030	@	Autozone, Inc.	$1,707,471	0.6
24,830	@	Bed Bath & Beyond, Inc.	1,760,447	0.6
31,916		Coach, Inc.	1,822,084	0.6
35,515	@	Delphi Automotive PLC	1,800,255	0.6
27,798	@	Discovery Communications, Inc. — Class A	2,146,284	0.7
37,169	@	Dollar General Corp.	1,874,433	0.6
25,462		Harley-Davidson, Inc.	1,395,827	0.4
33,777		Macy’s, Inc.	1,621,296	0.5
39,233		Mattel, Inc.	1,777,647	0.6
22,890	@	Michael Kors Holdings Ltd.	1,419,638	0.5
29,374		Omnicom Group, Inc.	1,846,743	0.6
12,550	@	O’Reilly Automotive, Inc.	1,413,381	0.5
24,970		Ross Stores, Inc.	1,618,306	0.5
9,947		VF Corp.	1,920,368	0.6
1,084,046		Other Securities(a)	50,786,473	16.6
			74,910,653	24.5

		Consumer Staples: 8.2%
43,792		ConAgra Foods, Inc.	1,529,655	0.5
17,037		Hershey Co.	1,521,063	0.5
59,071		Kroger Co.	2,040,312	0.7
42,909		Lorillard, Inc.	1,874,265	0.6

COMMON STOCK: (continued)
		Consumer Staples: (continued)
23,001		Mead Johnson Nutrition Co.	$1,822,369	0.6
42,130		Whole Foods Market, Inc.	2,168,853	0.7
317,973		Other Securities(a)	14,206,895	4.6
			25,163,412	8.2

		Energy: 5.6%
23,941		Cabot Oil & Gas Corp.	1,700,290	0.6
26,940	@	FMC Technologies, Inc.	1,500,019	0.5
11,450		Pioneer Natural Resources Co.	1,657,388	0.5
18,522		Range Resources Corp.	1,432,121	0.5
39,929	@	Southwestern Energy Co.	1,458,606	0.5
193,523		Other Securities(a)	9,283,194	3.0
			17,031,618	5.6

		Financials: 8.3%
27,074	@	Aon PLC	1,742,212	0.6
8,267	@	IntercontinentalExchange, Inc.	1,469,542	0.5
22,089		Moody’s Corp.	1,345,883	0.4
55,087		Progressive Corp.	1,400,312	0.4
29,460		T. Rowe Price Group, Inc.	2,154,999	0.7
62,209		Weyerhaeuser Co.	1,772,334	0.6
335,453		Other Securities(a)	15,515,389	5.1
			25,400,671	8.3

		Health Care: 12.7%
15,143	@	Actavis, Inc.	1,911,350	0.6
22,168	@	Alexion Pharmaceuticals, Inc.	2,044,776	0.7
26,228		AmerisourceBergen Corp.	1,464,309	0.5
16,843	@	Cerner Corp.	1,618,444	0.5
25,151	@	Vertex Pharmaceuticals, Inc.	2,008,810	0.6
56,792	L	Zoetis, Inc.	1,754,305	0.6
537,531		Other Securities(a)	28,235,432	9.2
			39,037,426	12.7

		Industrials: 14.4%
33,699		Fastenal Co.	1,545,099	0.5
11,248		Roper Industries, Inc.	1,397,226	0.5
40,147	@	Seadrill LTD	1,635,260	0.5
6,699		WW Grainger, Inc.	1,689,354	0.5
807,721		Other Securities(a)	37,831,777	12.4
			44,098,716	14.4

		Information Technology: 15.9%
18,156		Amphenol Corp.	1,415,079	0.5
90,216		Applied Materials, Inc.	1,345,120	0.4
33,727		Intuit, Inc.	2,058,359	0.7
10,276	@	LinkedIn Corp.	1,832,211	0.6
26,017		Motorola Solutions, Inc.	1,501,961	0.5
40,940	@	NetApp, Inc.	1,546,713	0.5

See Accompanying Notes to Financial Statements

97

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
1,176,189		Other Securities(a)	$38,979,260	12.7
			48,678,703	15.9

		Materials: 5.7%
43,455		International Paper Co.	1,925,491	0.6
10,062		Sherwin-Williams Co.	1,776,949	0.6
245,643		Other Securities(a)	13,840,771	4.5
			17,543,211	5.7

		Telecommunication Services: 1.6%
33,369	@	Crown Castle International Corp.	2,415,582	0.8
157,671		Other Securities(a)	2,455,904	0.8
			4,871,486	1.6

		Utilities: 0.7%
49,678		Other Securities	2,060,648	0.7

		Total Common Stock (Cost $195,955,814)	298,796,544	97.6

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
161		Other Securities	3,220	0.0

		Total Preferred Stock (Cost $3,219)	3,220	0.0

		Total Long-Term Investments (Cost $195,959,033)	298,799,764	97.6

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.9%
		Securities Lending Collateralcc(1): 2.3%
1,702,003		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,702,035, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $1,736,043, due 07/15/13–05/01/51)	1,702,003	0.5
1,702,003		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,702,023, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $1,736,043, due 12/01/17–06/01/43)	1,702,003	0.5

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
1,702,003		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,702,038, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $1,736,043, due 06/01/17–03/01/48)	$1,702,003	0.6
1,702,003		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,702,038, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $1,736,043, due 07/01/32–07/01/43)	1,702,003	0.6
358,309		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $358,312, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $365,484, due 01/15/25–02/15/43)	358,309	0.1
			7,166,321	2.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
4,867,001		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $4,867,001)	4,867,001	1.6

		Total Short-Term Investments (Cost $12,033,322)	12,033,322	3.9

		Total Investments in Securities (Cost $207,992,355)	$310,833,086	101.5
		Liabilities in Excess of Other Assets	(4,617,939)	(1.5)
		Net Assets	$306,215,147	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

See Accompanying Notes to Financial Statements

98

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $208,472,631.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,322,452
Gross Unrealized Depreciation	(1,961,997)
Net Unrealized Appreciation	$102,360,455

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$74,910,653	$—	$—	$74,910,653
Consumer Staples	25,163,412	—	—	25,163,412
Energy	17,031,618	—	—	17,031,618
Financials	25,400,671	—	—	25,400,671
Health Care	38,045,986	991,440	—	39,037,426
Industrials	44,098,716	—	—	44,098,716
Information Technology	48,678,703	—	—	48,678,703
Materials	17,543,211	—	—	17,543,211
Telecommunication Services	4,871,486	—	—	4,871,486
Utilities	2,060,648	—	—	2,060,648
Total Common Stock	297,805,104	991,440	—	298,796,544
Preferred Stock	3,220	—	—	3,220
Short-Term Investments	4,867,001	7,166,321	—	12,033,322
Total Investments, at fair value	$302,675,325	$8,157,761	$—	$310,833,086
Liabilities Table
Other Financial Instruments+
Futures	$(18,857)	$—	$—	$(18,857)
Total Liabilities	$(18,857)	$—	$—	$(18,857)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING RussellTM Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	67	09/20/13	$7,757,930	$(18,857)
			$7,757,930	$(18,857)

See Accompanying Notes to Financial Statements

99

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$18,857
Total Liability Derivatives		$18,857

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$732,323
Total	$732,323

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(42,316)
Total	$(42,316)

See Accompanying Notes to Financial Statements

100

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	20.0%
Consumer Discretionary	17.3%
Information Technology	13.1%
Industrials	12.6%
Health Care	10.5%
Utilities	6.5%
Energy	6.1%
Consumer Staples	5.8%
Materials	5.4%
Telecommunication Services	1.1%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 17.3%
90,310	@	Bed Bath & Beyond, Inc.	$6,402,979	0.3
116,072		Coach, Inc.	6,626,551	0.3
129,170	@	Delphi Automotive PLC	6,547,627	0.3
101,107	@	Discovery Communications, Inc. — Class A	7,806,472	0.4
135,180	@	Dollar General Corp.	6,817,127	0.3
41,705	@	Liberty Media Corp.	5,286,526	0.3
218,827	@	Liberty Media Corp. — Interactive	5,035,209	0.2
158,522		Macy’s, Inc.	7,609,056	0.4
142,702		Mattel, Inc.	6,465,828	0.3
106,837		Omnicom Group, Inc.	6,716,842	0.3
36,168		VF Corp.	6,982,594	0.3
6,752,937		Other Securities(a)	292,406,453	13.9
			364,703,264	17.3

		Consumer Staples: 5.8%
214,837		Kroger Co.	7,420,470	0.4
156,069		Lorillard, Inc.	6,817,094	0.3
83,641		Mead Johnson Nutrition Co.	6,626,876	0.3
153,233		Whole Foods Market, Inc.	7,888,435	0.4
2,052,997		Other Securities(a)	92,855,913	4.4
			121,608,788	5.8

COMMON STOCK: (continued)
		Energy: 6.1%
148,163		Noble Energy, Inc.	$8,895,706	0.4
56,424		Pioneer Natural Resources Co.	8,167,374	0.4
3,134,957		Other Securities(a)	111,859,421	5.3
			128,922,501	6.1

		Financials: 20.0%
83,262		Ameriprise Financial, Inc.	6,734,230	0.3
127,712	@	Aon PLC	8,218,267	0.4
53,449		AvalonBay Communities, Inc.	7,210,805	0.3
62,683		Boston Properties, Inc.	6,611,176	0.3
361,309		Fifth Third Bancorp.	6,521,627	0.3
187,772		HCP, Inc.	8,532,360	0.4
117,547		Health Care Real Estate Investment Trust, Inc.	7,879,175	0.4
31,006	**, @	ING US INC	838,768	0.0
205,830		ProLogis, Inc.	7,763,908	0.4
223,135		SunTrust Bank	7,044,372	0.3
107,151		T. Rowe Price Group, Inc.	7,838,096	0.4
121,123		Ventas, Inc.	8,413,204	0.4
77,232		Vornado Realty Trust	6,398,671	0.3
226,263		Weyerhaeuser Co.	6,446,233	0.3
12,134,624		Other Securities(a)	325,991,636	15.5
			422,442,528	20.0

		Health Care: 10.5%
55,069	@	Actavis, Inc.	6,950,809	0.3
80,622	@	Alexion Pharmaceuticals, Inc.	7,436,573	0.4
141,223		Cardinal Health, Inc.	6,665,726	0.3
117,880		Cigna Corp.	8,545,121	0.4
91,454	@	Vertex Pharmaceuticals, Inc.	7,304,431	0.4
206,518	L	Zoetis, Inc.	6,379,341	0.3
4,070,200		Other Securities(a)	177,985,643	8.4
			221,267,644	10.5

		Industrials: 12.6%
353,791		Delta Airlines, Inc.	6,619,429	0.3
123,488	@	Ingersoll-Rand PLC — Class A	6,856,054	0.3
146,112		Paccar, Inc.	7,840,370	0.4
5,348,438		Other Securities(a)	245,946,016	11.6
			267,261,869	12.6

		Information Technology: 13.1%
496,341		Applied Materials, Inc.	7,400,444	0.3
122,661		Intuit, Inc.	7,486,001	0.4
37,377	@	LinkedIn Corp.	6,664,319	0.3
287,759		Symantec Corp.	6,465,945	0.3
8,985,483		Other Securities(a)	249,138,934	11.8
			277,155,643	13.1

See Accompanying Notes to Financial Statements

101

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 5.4%
183,780		International Paper Co.	$8,143,292	0.4
36,593		Sherwin-Williams Co.	6,462,324	0.3
2,531,452		Other Securities(a)	99,124,646	4.7
			113,730,262	5.4

		Telecommunication Services: 1.1%
121,375	@	Crown Castle International Corp.	8,786,336	0.4
1,182,126		Other Securities(a)	14,679,294	0.7
			23,465,630	1.1

		Utilities: 6.5%
120,986		Consolidated Edison, Inc.	7,054,694	0.3
134,608		Edison International	6,482,721	0.3
172,748		FirstEnergy Corp.	6,450,410	0.3
244,682		PPL Corp.	7,404,077	0.4
208,996		Public Service Enterprise Group, Inc.	6,825,810	0.3
100,637		Sempra Energy	8,228,081	0.4
2,929,586		Other Securities	95,910,692	4.5
			138,356,485	6.5

		Total Common Stock (Cost $1,383,733,482)	2,078,914,614	98.4

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
9,219		Other Securities	184,380	0.0

		Total Preferred Stock (Cost $184,325)	184,380	0.0

		Total Long-Term Investments (Cost $1,383,917,807)	2,079,098,994	98.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
		Securities Lending Collateralcc(1): 1.9%
9,365,804		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $9,365,981, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $9,553,120, due 07/15/13–05/01/51)	9,365,804	0.4

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
9,365,804		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $9,365,896, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $9,553,157, due 07/03/13–05/15/37)	$9,365,804	0.5
1,971,716		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,971,740, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $2,011,150, due 07/05/13–08/15/21)	1,971,716	0.1
9,365,804		Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $9,365,919, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $9,553,120, due 06/01/18–04/01/43)	9,365,804	0.5
9,365,804		Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $9,365,927, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $9,553,120, due 12/04/13–08/27/32)	9,365,804	0.4
			39,434,932	1.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
37,619,903		Blackrock Liquidity Funds, Tempfund, Instituional Class (Cost $37,619,903)	37,619,903	1.8

See Accompanying Notes to Financial Statements

102

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)

	Total Short-Term Investments (Cost $77,054,835)	$77,054,835	3.7

	Total Investments in Securities (Cost $1,460,972,642)	$2,156,153,829	102.1
	Liabilities in Excess of Other Assets	(45,145,120)	(2.1)
	Net Assets	$2,111,008,709	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,471,016,870.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$727,703,175
Gross Unrealized Depreciation	(42,566,216)
Net Unrealized Appreciation	$685,136,959

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$364,703,264	$—	$—	$364,703,264
Consumer Staples	121,608,788	—	—	121,608,788
Energy	128,922,501	—	—	128,922,501
Financials	422,442,528	—	—	422,442,528
Health Care	217,663,084	3,604,560	—	221,267,644
Industrials	267,261,869	—	—	267,261,869
Information Technology	277,155,643	—	—	277,155,643
Materials	113,730,262	—	—	113,730,262
Telecommunication Services	23,465,630	—	—	23,465,630
Utilities	138,356,485	—	—	138,356,485
Total Common Stock	2,075,310,054	3,604,560	—	2,078,914,614
Preferred Stock	184,380	—	—	184,380
Short-Term Investments	37,619,903	39,434,932	—	77,054,835
Total Investments, at fair value	$2,113,114,337	$43,039,492	$—	$2,156,153,829
Liabilities Table
Other Financial Instruments+
Futures	$(187,398)	$—	$—	$(187,398)
Total Liabilities	$(187,398)	$—	$—	$(187,398)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

103

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	277	09/20/13	$32,073,830	$(187,398)
			$32,073,830	$(187,398)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$187,398
Total Liability Derivatives		$187,398

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$9,650,820
Total	$9,650,820

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,485,383)
Total	$(1,485,383)

See Accompanying Notes to Financial Statements

104

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	22.6%
Information Technology	16.7%
Industrials	14.2%
Consumer Discretionary	13.8%
Health Care	12.0%
Energy	5.3%
Materials	4.8%
Consumer Staples	3.7%
Utilities	3.3%
Telecommunication Services	0.8%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 13.8%
55,516		Brunswick Corp.	$1,773,736	0.2
87,642		Dana Holding Corp.	1,687,985	0.2
30,872		Pool Corp.	1,618,002	0.1
43,155		Sotheby’s	1,636,006	0.2
36,560	@	Tenneco, Inc.	1,655,437	0.2
31,653		Wolverine World Wide, Inc.	1,728,570	0.2
5,296,766		Other Securities(a)	112,351,259	12.7
			122,450,995	13.8

		Consumer Staples: 3.7%
24,648	@	TreeHouse Foods, Inc.	1,615,430	0.2
32,256	@	United Natural Foods, Inc.	1,741,501	0.2
1,595,619		Other Securities(a)	29,080,881	3.3
			32,437,812	3.7

		Energy: 5.3%
72,144	@	Helix Energy Solutions Group, Inc.	1,662,198	0.2
21,020		Lufkin Industries, Inc.	1,859,639	0.2
4,141,416		Other Securities(a)	43,015,758	4.9
			46,537,595	5.3

		Financials: 22.6%
146,586		CNO Financial Group, Inc.	1,899,755	0.2
35,810		EPR Properties	1,800,169	0.2
100,816		FirstMerit Corp.	2,019,344	0.2
49,899		Geo Group, Inc.	1,694,071	0.2
44,916		Highwoods Properties, Inc.	1,599,459	0.2

COMMON STOCK: (continued)
		Financials: (continued)
11,691	@	Portfolio Recovery Associates, Inc.	$1,796,088	0.2
36,100		Prosperity Bancshares, Inc.	1,869,619	0.2
138,480		Susquehanna Bancshares, Inc.	1,779,468	0.2
11,354,789		Other Securities(a)	185,388,822	21.0
			199,846,795	22.6

		Health Care: 12.0%
22,848	@, L	Athenahealth, Inc.	1,935,683	0.2
30,740	@	Centene Corp.	1,612,620	0.2
58,309	@	Healthsouth Corp.	1,679,299	0.2
64,658	@, L	Isis Pharmaceuticals, Inc.	1,737,360	0.2
36,870	@	Parexel International Corp.	1,693,808	0.2
39,191		Steris Corp.	1,680,510	0.2
25,049		West Pharmaceutical Services, Inc.	1,759,943	0.2
7,204,448		Other Securities(a)	94,117,263	10.6
			106,216,486	12.0

		Industrials: 14.2%
27,158		Acuity Brands, Inc.	2,050,972	0.2
18,619	@	Chart Industries, Inc.	1,751,862	0.2
32,753		Clarcor, Inc.	1,710,034	0.2
15,915	@	CoStar Group, Inc.	2,054,149	0.2
44,110		EMCOR Group, Inc.	1,793,072	0.2
32,807		Heico Corp.	1,652,489	0.2
12,252	@	Middleby Corp.	2,083,943	0.3
24,807	@	Teledyne Technologies, Inc.	1,918,821	0.2
96,894	@, L	US Airways Group, Inc.	1,590,999	0.2
43,671		Woodward Governor Co.	1,746,840	0.2
5,258,890		Other Securities(a)	107,104,454	12.1
			125,457,635	14.2

		Information Technology: 16.7%
55,900	@	Aspen Technology, Inc.	1,609,361	0.2
28,340	@	Commvault Systems, Inc.	2,150,723	0.3
22,650		FEI Co.	1,653,223	0.2
23,355		MAXIMUS, Inc.	1,739,480	0.2
73,271	@	PTC, Inc.	1,797,338	0.2
17,470	@	Ultimate Software Group, Inc.	2,049,056	0.2
24,510	@	Viasat, Inc.	1,751,485	0.2
25,050	@	WEX, Inc.	1,921,335	0.2
8,536,890		Other Securities(a)	132,709,186	15.0
			147,381,187	16.7

		Materials: 4.8%
43,086		Axiall Corp.	1,834,602	0.2
65,669		PolyOne Corp.	1,627,278	0.2
2,296,159		Other Securities(a)	39,039,861	4.4
			42,501,741	4.8

		Telecommunication Services: 0.8%
925,038		Other Securities(a)	7,338,645	0.8

See Accompanying Notes to Financial Statements

105

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 3.3%
43,002	Cleco Corp.	$1,996,583	0.2
36,616	Idacorp, Inc.	1,748,780	0.2
51,430	Piedmont Natural Gas Co.	1,735,248	0.2
53,593	Portland General Electric Co.	1,639,410	0.2
38,126	WGL Holdings, Inc.	1,647,806	0.2
648,163	Other Securities	19,986,550	2.3
		28,754,377	3.3

	Total Common Stock (Cost $608,350,085)	858,923,268	97.2

WARRANTS: 0.0%
	Energy: 0.0%
7,460	Other Securities(a)	1,045	0.0

	Total Warrants (Cost $—)	1,045	0.0

	Total Long-Term Investments (Cost $608,350,085)	858,924,313	97.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.5%
	Securities Lending Collateralcc(1): 5.0%
10,644,679	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $10,644,784, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $10,857,615, due 07/03/13–05/15/37)	10,644,679	1.2
2,240,951	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,240,979, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $2,285,770, due 07/05/13–08/15/21)	2,240,951	0.2
10,644,679	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $10,644,810, collateralized by various U.S. Government Agency Obligations, 1.370%–7.900%, Market Value plus accrued interest $10,857,802, due 05/01/15–01/01/47)	10,644,679	1.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
10,644,679	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $10,644,810, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $10,857,573, due 06/01/18–04/01/43)	$10,644,679	1.2
10,644,679	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $10,644,819, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $10,857,573, due 12/04/13–08/27/32)	10,644,679	1.2
		44,819,667	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
30,734,008	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $30,734,008)	30,734,008	3.5

	Total Short-Term Investments (Cost $75,553,675)	75,553,675	8.5

	Total Investments in Securities (Cost $683,903,760)	$934,477,988	105.7
	Liabilities in Excess of Other Assets	(50,027,342)	(5.7)
	Net Assets	$884,450,646	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

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ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $685,558,067.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$283,381,900
Gross Unrealized Depreciation	(34,461,979)
Net Unrealized Appreciation	$248,919,921

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$122,450,995	$—	$—	$122,450,995
Consumer Staples	32,437,812	—	—	32,437,812
Energy	46,537,595	—	—	46,537,595
Financials	199,846,795	—	—	199,846,795
Health Care	106,203,506	—	12,980	106,216,486
Industrials	125,071,055	386,580	—	125,457,635
Information Technology	146,392,982	988,205	—	147,381,187
Materials	42,501,741	—	—	42,501,741
Telecommunication Services	7,338,645	—	—	7,338,645
Utilities	28,754,377	—	—	28,754,377
Total Common Stock	857,535,503	1,374,785	12,980	858,923,268
Warrants	—	1,045	—	1,045
Short-Term Investments	30,734,008	44,819,667	—	75,553,675
Total Investments, at fair value	$888,269,511	$46,195,497	$12,980	$934,477,988
Liabilities Table
Other Financial Instruments+
Futures	$(34,479)	$—	$—	$(34,479)
Total Liabilities	$(34,479)	$—	$—	$(34,479)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	278	09/20/13	$27,096,660	$(34,479)
			$27,096,660	$(34,479)

See Accompanying Notes to Financial Statements

107

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liabililty Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$34,479
Total Liability Derivatives		$34,479

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$7,375,583
Total	$7,375,583

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(972,760)
Total	$(972,760)

See Accompanying Notes to Financial Statements

108

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Investment Type Allocation
as of June 30, 2013
(as a percentage of net assets)

U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	33.3%
Corporate Bonds/Notes	22.8%
Foreign Government Bonds	3.6%
Collateralized Mortgage Obligations	1.8%
Municipal Bonds	0.8%
Asset-Backed Securities	0.4%
Liabilities in Excess of Other Assets*	—%
Net Assets	100.0%

*	Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 22.8%
		Consumer Discretionary: 2.0%
6,000,000		CBS Corp., 4.300%, 02/15/21	$6,236,574	0.2
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	282,645	0.0
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	601,559	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,461,206	0.1
8,010,000		NBCUniversal Media, LLC, 2.875%–4.450%, 04/30/15–01/15/43	8,312,888	0.2
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	742,181	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	397,664	0.0
6,825,000		Time Warner Cable, Inc., 4.125%–5.850%, 05/01/17–09/15/42	7,110,199	0.2
5,425,000		Time Warner, Inc., 4.875%–6.500%, 03/15/20–11/15/36	6,005,833	0.1
47,993,000		Other Securities	50,030,105	1.2
			81,180,854	2.0

		Consumer Staples: 1.5%
4,395,000		Altria Group, Inc., 2.950%–9.950%, 05/02/23–08/09/42	6,061,757	0.1
5,900,000		Lorillard Tobacco Co., 2.300%–8.125%, 08/21/17–06/23/19	7,164,132	0.2
45,926,000		Other Securities	48,191,863	1.2
			61,417,752	1.5

CORPORATE BONDS/NOTES: (continued)
		Energy: 2.8%
6,910,000		BP Capital Markets PLC, 1.375%–3.200%, 03/11/16–05/10/23	$7,062,004	0.2
5,930,000		Shell International Finance BV, 1.125%–3.100%, 06/28/15–08/21/17	6,164,883	0.2
94,134,000		Other Securities	100,411,783	2.4
			113,638,670	2.8

		Financials: 7.5%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	3,043,626	0.1
8,500,000		American International Group, Inc., 2.375%–8.250%, 08/24/15–06/01/22	9,792,347	0.2
6,325,000		American Express Co., 7.000%, 03/19/18	7,614,693	0.2
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	501,005	0.0
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	489,682	0.0
26,235,000		Bank of America Corp., 1.500%–6.500%, 10/09/15–01/11/23	28,275,956	0.7
11,849,000		Citigroup, Inc., 2.250%–8.125%, 08/07/15–07/15/39	13,674,997	0.3
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	6,181,978	0.2
3,250,000		Ford Motor Credit Co. LLC, 1.700%–2.375%, 05/09/16–01/16/18	3,152,159	0.1
5,650,000		Ford Motor Credit Co., LLC, 2.500%–5.875%, 05/15/15–09/20/22	5,836,666	0.1
16,190,000		General Electric Capital Corp., 1.625%–6.750%, 05/13/14–01/14/38	18,335,369	0.5
22,090,000		Goldman Sachs Group, Inc., 3.625%–6.750%, 05/01/14–10/01/37	23,273,123	0.6
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,281,894	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,712,244	0.1
15,125,000		JPMorgan Chase & Co., 1.100%–5.500%, 10/15/15–10/15/40	15,578,218	0.4
5,895,000		MetLife, Inc., 4.125%–6.750%, 06/01/16–08/13/42	6,650,118	0.2
16,450,000		Morgan Stanley, 2.125%–6.625%, 10/15/15–05/22/23	17,900,557	0.4
7,695,000		Prudential Financial, Inc., 3.875%–6.200%, 01/14/15–11/15/40	8,419,355	0.2

See Accompanying Notes to Financial Statements

109

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
9,000,000		Wells Fargo & Co., 3.450%–4.600%, 04/01/21–02/13/23	$9,684,125	0.2
117,012,000		Other Securities	121,156,614	2.9
			307,554,726	7.5

		Health Care: 1.9%
4,920,000		Pfizer, Inc., 6.200%, 03/15/19	5,937,623	0.1
71,790,000		Other Securities	73,603,465	1.8
			79,541,088	1.9

		Industrials: 1.3%
300,000		Ford Motor Co., 4.750%, 01/15/43	265,657	0.0
1,500,000		General Electric Co., 0.850%–2.700%, 10/09/15–10/09/22	1,473,345	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	243,147	0.0
52,311,504		Other Securities	53,336,762	1.3
			55,318,911	1.3

		Information Technology: 1.2%
8,540,000		International Business Machines Corp., 1.625%–1.950%, 07/22/16–05/15/20	8,650,307	0.2
39,885,000		Other Securities	40,406,038	1.0
			49,056,345	1.2

		Materials: 1.5%
525,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	499,681	0.0
750,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	693,807	0.0
500,000	#	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	442,872	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,168,876	0.1
990,000		Rio Tinto Finance USA PLC, 1.375%–1.625%, 06/17/16–08/21/17	978,175	0.0
6,000,000		Southern Copper Corp., 5.375%, 04/16/20	6,385,578	0.2
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,258,364	0.1
4,200,000		Teck Resources Ltd., 3.750%–4.750%, 01/15/22–02/01/23	4,091,396	0.1
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,455,654	0.0
39,849,000		Other Securities	40,950,788	1.0
			63,925,191	1.5

CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: 1.4%
14,505,000		AT&T, Inc., 1.400%–6.500%, 05/15/16–09/01/37	$15,546,762	0.4
5,595,000		Deutsche Telekom International Finance BV, 5.750%, 03/23/16	6,222,893	0.2
11,665,000		Verizon Communications, Inc., 1.100%–7.750%, 11/01/17–11/01/41	13,376,967	0.3
20,640,000		Other Securities	21,951,571	0.5
			57,098,193	1.4

		Utilities: 1.7%
6,370,000		Duke Energy Corp., 1.625%–3.950%, 09/15/14–06/15/18	6,570,257	0.2
5,920,000		Southern Co., 2.375%, 09/15/15	6,100,140	0.1
57,128,000		Other Securities	59,483,899	1.4
			72,154,296	1.7

		Total Corporate Bonds/Notes (Cost $924,266,552)	940,886,026	22.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
1,450,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,487,583	0.0
6,334,623		Bear Stearns Commercial Mortgage Securities, 4.750%–5.766%, 04/12/38–02/13/46	6,675,446	0.2
6,378,846		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.392%–5.886%, 07/15/44–11/15/44	6,872,319	0.2
8,005,000		Greenwich Capital Commercial Funding Corp., 5.224%–6.056%, 04/10/37–03/10/39	8,710,397	0.2
9,442,078		JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%–5.901%, 01/12/38–02/15/51	10,192,986	0.2
2,109,307		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	2,166,096	0.0
3,530,000		Morgan Stanley Bank of America Merrill Lynch Trust, 1.689%–3.134%, 12/15/48	3,373,171	0.1
8,630,793		Morgan Stanley Capital I, 4.970%–5.763%, 04/14/40–04/12/49	8,989,991	0.2
24,786,400		Other Securities	26,986,780	0.7

		Total Collateralized Mortgage Obligations (Cost $68,817,012)	75,454,769	1.8

See Accompanying Notes to Financial Statements

110

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: 0.8%
		California: 0.1%
4,335,000		Other Securities	$5,801,834	0.1

		Connecticut: 0.1%
3,735,000		Other Securities	4,230,336	0.1

		Illinois: 0.1%
4,400,000		Other Securities	4,592,324	0.1

		New Jersey: 0.2%
5,760,000		Other Securities	6,753,025	0.2

		New York: 0.1%
3,495,000		Other Securities	4,139,233	0.1

		Ohio: 0.1%
3,355,000		Other Securities	4,315,906	0.1

		Washington: 0.1%
3,900,000		Other Securities	4,321,239	0.1

		Total Municipal Bonds (Cost $31,585,425)	34,153,897	0.8

ASSET-BACKED SECURITIES: 0.4%
		Automobile Asset-Backed Securities: 0.2%
1,171,000		Bank of America Auto Trust, 0.780%, 06/15/16	1,172,040	0.0
5,575,000		Other Securities	5,534,786	0.2
			6,706,826	0.2

		Credit Card Asset-Backed Securities: 0.2%
5,563,000		Other Securities	6,222,362	0.2

		Other Asset-Backed Securities: 0.0%
1,400,952		Other Securities	1,450,268	0.0

		Total Asset-Backed Securities (Cost $14,568,032)	14,379,456	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.3%
		Federal Home Loan Mortgage Corporation: 7.1%##
21,246,000		1.000%, due 09/29/17	21,014,886	0.5
19,770,598		2.591%, due 02/01/42	20,268,772	0.5
37,400,000	W	3.500%, due 01/15/42	37,785,688	0.9
201,751,692	W	0.500%–6.750%, due 04/17/15–03/01/42	213,550,763	5.2
			292,620,109	7.1

		Federal National Mortgage Association: 19.4%##
27,130,000		0.375%, due 03/16/15	27,144,542	0.6
24,450,000		0.875%, due 08/28/14	24,629,023	0.6
72,700,000	W	2.500%, due 05/25/27	72,983,981	1.8
119,448,000	W	3.000%, due 05/25/42	116,088,519	2.8
38,874,000	W	3.500%, due 03/25/27	39,888,366	1.0
32,336,000	W	3.500%, due 03/25/41	32,649,253	0.8
28,306,481		3.500%, due 11/01/42	28,788,403	0.7
15,200,000	W	4.000%, due 02/25/39	15,839,469	0.4
18,909,973		4.000%, due 07/01/42	19,772,755	0.5
27,443,000	W	4.500%, due 08/01/39	28,995,245	0.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
365,375,079	W	1.375%–7.250%, due 07/01/13–07/01/42	$391,186,310	9.5
			797,965,866	19.4

		Government National Mortgage Association: 6.1%
23,423,167		2.500%, due 02/20/41	24,528,920	0.6
37,000,000	W	3.000%, due 07/01/43	36,589,533	0.9
20,000,000	W	4.000%, due 12/15/40	20,968,750	0.5
157,713,481		3.500%–7.000%, due 10/15/36–01/20/43	169,208,450	4.1
			251,295,653	6.1

		Other U.S. Agency Obligations: 0.7%
22,990,000		1.100%, due 11/06/18	22,164,475	0.5
6,585,000		1.875%–7.125%, due 08/25/16–01/15/38	8,381,209	0.2
			30,545,684	0.7

		Total U.S. Government Agency Obligations (Cost $1,370,366,394)	1,372,427,312	33.3

U.S. TREASURY OBLIGATIONS: 37.3%
		U.S. Treasury Bonds: 6.0%
59,273,000		1.750%, due 05/15/23	55,480,476	1.3
17,532,000		2.750%, due 11/15/42	15,140,530	0.4
43,722,000		3.125%, due 02/15/43	40,873,250	1.0
29,645,000		3.500%, due 02/15/39	30,168,412	0.8
32,505,000		4.375%, due 05/15/40	38,170,524	0.9
22,000,000		5.375%, due 02/15/31	28,661,864	0.7
28,490,000		3.875%–6.500%, due 02/15/26–08/15/40	37,030,935	0.9
			245,525,991	6.0

		U.S. Treasury Notes: 31.3%
74,766,000		0.125%, due 07/31/14	74,710,524	1.8
28,929,000		0.125%, due 04/30/15	28,817,681	0.7
70,060,000		0.250%, due 09/15/14	70,090,126	1.7
15,921,000		0.250%, due 11/30/14	15,924,726	0.4
57,333,000		0.250%, due 02/28/15	57,288,223	1.4
30,420,000		0.250%, due 05/31/15	30,364,757	0.7
64,708,000		0.250%, due 09/15/15	64,442,568	1.6
25,975,000		0.250%, due 10/15/15	25,856,294	0.6
27,732,000		0.250%, due 12/15/15	27,561,920	0.7
29,048,000		0.375%, due 04/15/15	29,071,819	0.7
16,230,000		0.375%, due 06/30/15	16,234,431	0.4
33,823,000		0.375%, due 03/15/16	33,638,022	0.8
22,155,000		0.500%, due 06/15/16	22,058,936	0.5
36,269,100		0.625%, due 09/30/17	35,453,045	0.9
23,037,000		0.750%, due 02/28/18	22,465,567	0.6
74,115,000		1.000%, due 05/15/14	74,643,366	1.8
57,747,000		1.000%, due 08/31/19	55,270,173	1.3
17,980,000		1.125%, due 04/30/20	17,088,731	0.4
17,841,000		1.375%, due 06/30/18	17,824,979	0.4
36,650,000		2.625%, due 04/30/18	38,863,330	1.0
14,575,000		3.125%, due 05/15/21	15,645,359	0.4
151,204,600		0.125%–6.250%, due 08/15/14–08/15/23	151,091,023	3.6
46,620,000		1.250%, due 10/31/15	47,474,078	1.1
108,163,000		1.875%, due 09/30/17	111,348,725	2.7
34,625,000		2.375%, due 03/31/16	36,315,670	0.9
77,155,000		2.375%, due 07/31/17	81,097,158	2.0
20,920,000		2.625%, due 08/15/20	21,853,220	0.5

See Accompanying Notes to Financial Statements

111

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
26,255,000		2.750%, due 02/15/19	$27,937,998	0.7
21,610,000		3.375%, due 11/15/19	23,770,157	0.6
13,215,000		3.500%–8.125%, due 08/15/19–05/15/20	15,711,254	0.4
			1,289,913,860	31.3

		Total U.S. Treasury Obligations (Cost $1,540,580,215)	1,535,439,851	37.3

FOREIGN GOVERNMENT BONDS: 3.6%
9,000,000		European Investment Bank, 2.375%–4.000%, 03/14/14–02/16/21	9,260,563	0.2
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,286,275	0.3
7,040,000		Inter-American Development Bank, 3.000%–3.200%, 04/22/14–08/07/42	7,031,066	0.2
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,348,610	0.2
10,000,000		KFW, 2.625%, 01/25/22	9,972,990	0.2
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	10,811,600	0.3
7,395,000		Province of British Columbia Canada, 2.1000%, 05/18/16	7,669,133	0.2
13,308,000		Province of Ontario Canada, 4.400% 04/14/20	14,768,087	0.3
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,742,521	0.2
56,279,000		Other Securities	61,056,824	1.5

		Total Foreign Government Bonds (Cost $148,712,502)	147,947,669	3.6

		Total Long-Term Investments (Cost $4,098,896,132)	4,120,688,980	100.0

SHORT-TERM INVESTMENTS: 10.9%
		Commercial Paper: 8.7%
27,900,000		ANZ National Int’l Ltd., 0.170%, 11/06/13	$27,883,260	0.7
25,000,000		Con Edison, 0.300%, 07/11/13	24,997,708	0.6
250,000		Concord Minutement Capital, 0.230%, 08/16/13	249,877	0.0
27,000,000		Concord Minutement Capital, 0.200%, 08/23/13	26,984,702	0.7
10,500,000		Concord Minutement Capital, 0.370%, 08/28/13	10,493,602	0.2
26,600,000		Crown Point, 0.210%, 08/16/13	26,592,828	0.6
14,500,000		Crown Point, 0.200%, 07/26/13	14,497,902	0.4
20,000,000		Daimler Finance, 0.300%, 08/23/13	19,991,148	0.5
13,500,000		Devon Energy Corp., 0.400%, 09/13/13	13,489,605	0.3
22,000,000		Dominion Resources Inc., 0.280%, 07/24/13	21,995,894	0.5
1,500,000		Dominion Resources Inc., 0.300%, 07/12/13	1,499,850	0.1
7,100,000		Jupiter Securitization Company, 0.240%, 11/22/13	7,093,397	0.2
20,000,000		Kinder Morgan, 0.280%, 07/10/13	19,998,445	0.5
700,000		Kinder Morgan, 0.300%, 07/24/13	699,860	0.0
4,300,000		Kinder Morgan, 0.300%, 07/08/13	4,299,713	0.1
21,000,000		Pacific Gas and Electric, 0.230%, 07/24/13	20,996,780	0.5
25,000,000		The Kroger Co., 0.320%, 07/09/13	24,998,001	0.6
4,000,000		Thunder Bay Funding LLC, 0.230%, 12/06/13	3,996,520	0.1
36,000,000		Thunder Bay Funding LLC, 0.200%, 08/27/13	35,988,361	0.9
1,000,000		Virginia Electric, 0.300%, 07/02/13	999,983	0.0
10,000,000		Vodafone Group PLC, 0.640%, 01/02/14	9,975,000	0.2
7,500,000		Vodafone Group PLC, 0.640%, 12/30/13	7,481,700	0.2
500,000		Vodafone Group PLC, 0.660%, 01/28/14	498,500	0.0
7,000,000		Vodafone Group PLC, 0.610%, 04/17/14	6,965,700	0.2
20,000,000		VW Credit, Inc., 0.280%, 07/15/13	19,997,667	0.5
5,000,000		VW Credit, Inc., 0.300%, 07/08/13	4,999,667	0.1
			357,665,670	8.7

		U.S. Treasury Bills: 0.0%
1,351,000	Z	United States Treasury Bill, 12/12/13
		(Cost $1,350,107)	1,350,608	0.0

See Accompanying Notes to Financial Statements

112

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposit: 0.6%
300,000	Deutsche Bank AG, 0.390%, 09/13/13	$300,096	0.0
25,000,000	UBS AG Stamford, 0.330%, 08/14/13	25,005,532	0.6
		25,305,628	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
65,439,716	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $65,439,716)	65,439,716	1.6

	Total Short-Term Investments (Cost $449,746,204)	449,761,622	10.9

	Total Investments in Securities (Cost $4,548,642,336)	$4,570,450,602	110.9
	Liabilities in Excess of Other Assets	(450,183,521)	(10.9)
	Net Assets	$4,120,267,081	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $4,552,126,115.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$74,427,177
Gross Unrealized Depreciation	(56,102,690)
Net Unrealized Appreciation	$18,324,487

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$940,886,026	$—	$940,886,026
Collateralized Mortgage Obligations	—	75,454,769	—	75,454,769
Municipal Bonds	—	34,153,897	—	34,153,897
Short-Term Investments	65,439,716	384,321,906	—	449,761,622
U.S. Treasury Obligations	—	1,535,439,851	—	1,535,439,851
Foreign Government Bonds	—	147,947,669	—	147,947,669
Asset-Backed Securities	—	14,379,456	—	14,379,456
U.S. Government Agency Obligations	—	1,372,427,312	—	1,372,427,312
Total Investments, at fair value	$65,439,716	$4,505,010,886	$—	$4,570,450,602
Other Financial Instruments+
Swaps	59,571	245,732	—	305,303
Total Assets	$65,499,287	$4,505,256,618	$—	$4,570,755,905

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

113

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING U.S. Bond Index Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2013:

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%)(4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.20.V1	Sell	1.000	06/20/18		USD 10,000,000	$59,571	$(1,687)
						$59,571	$(1,687)

ING U.S. Bond Index Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD 15,000,000	$92,150	$109,260	$(17,110)
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD 15,000,000	92,149	164,781	(72,632)
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD 10,000,000	61,433	106,869	(45,436)
						$245,732	$380,910	$(135,178)

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Upfront payments paid on OTC swap agreements	$380,910
Total Asset Derivatives		$380,910
Liability Derivatives
Credit contracts	Net Assets — Unrealized Depreciation*	$1,687
Credit contracts	Unrealized depreciation on OTC swap agreements	135,178
Total Liability Derivatives		$136,865

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

114

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$188,768	$188,768
Interest Rate Contracts	122,978	—	122,978
Total	$122,978	$188,768	$311,746

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps
Credit Contracts	$2,597
Total	$2,597

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2013:

Barclays Bank PLC
Assets:
Credit default swap agreements	$380,910
Total Assets	$380,910

Liabilities:
Credit default swap agreements	$135,178
Total Liabilities	$135,178

Net OTC derivative instruments by counterparty, at fair value	$245,732

Total collateral pledged by Portfolio/(Received from counterparty)	$—

Net Exposure(1)	$245,732

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

115

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	27.1%
Telecommunication Services	15.9%
Energy	11.5%
Health Care	10.0%
Utilities	8.6%
Industrials	6.9%
Materials	6.2%
Consumer Staples	5.8%
Consumer Discretionary	3.6%
Information Technology	1.6%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 3.6%
19,796		DaimlerChrysler AG	$1,195,056	0.7
344,500		Other Securities	4,847,199	2.9
			6,042,255	3.6

		Consumer Staples: 5.8%
29,066		Altria Group, Inc.	1,017,019	0.6
5,600		British American Tobacco Malaysia Bhd	105,354	0.1
25,097		British American Tobacco PLC	1,287,222	0.8
23,257		Wesfarmers Ltd.	841,583	0.5
424,104		Other Securities	6,522,713	3.8
			9,773,891	5.8

		Energy: 11.5%
276,369		BP PLC	1,917,997	1.1
475,000		CNOOC Ltd.	795,586	0.5
18,246		ConocoPhillips	1,103,883	0.7
76,565		ENI S.p.A.	1,571,410	0.9
194,291		Gazprom OAO ADR	1,278,435	0.8
42,590		Royal Dutch Shell PLC — Class B	1,410,544	0.8
43,363		Statoil ASA	895,796	0.5
43,364		Total S.A.	2,118,025	1.2
1,287,585		Other Securities	8,447,236	5.0
			19,538,912	11.5

		Financials: 27.1%
7,713		Allianz AG	1,125,794	0.7

COMMON STOCK: (continued)
		Financials: (continued)
69,560		Australia & New Zealand Banking Group Ltd.	$1,805,740	1.1
47,558		AXA S.A.	937,492	0.5
14,670		BNP Paribas	803,106	0.5
3,293,000		China Construction Bank	2,314,052	1.4
40,014		Commonwealth Bank of Australia	2,518,734	1.5
271,296		HSBC Holdings PLC	2,808,513	1.6
1,299,000		Industrial and Commercial Bank of China Ltd.	814,125	0.5
69,392		National Australia Bank Ltd.	1,877,058	1.1
17,452	@	Royal Bank of Canada	1,016,886	0.6
18,400		Sumitomo Mitsui Financial Group, Inc.	842,224	0.5
93,905		Westpac Banking Corp.	2,465,474	1.4
14,688,248		Other Securities	26,599,752	15.7
			45,928,950	27.1

		Health Care: 10.0%
26,620		AstraZeneca PLC	1,258,570	0.8
19,718		Bristol-Myers Squibb Co.	881,198	0.5
16,010		Eli Lilly & Co.	786,411	0.5
79,557		GlaxoSmithKline PLC	1,988,637	1.2
37,080		Merck & Co., Inc.	1,722,366	1.0
34,153		Novartis AG	2,419,076	1.4
84,839		Pfizer, Inc.	2,376,340	1.4
8,676		Roche Holding AG — Genusschein	2,153,360	1.3
18,420		Sanofi	1,904,260	1.1
42,430		Other Securities	1,403,776	0.8
			16,893,994	10.0

		Industrials: 6.9%
11,973		Siemens AG	1,212,422	0.7
1,347,480		Other Securities	10,425,345	6.2
			11,637,767	6.9

		Information Technology: 1.6%
832,368		Other Securities	2,819,098	1.6

		Materials: 6.2%
11,810		BASF AG	1,053,370	0.6
42,874		BHP Billiton Ltd.	1,234,039	0.8
27,412		BHP Billiton PLC	698,951	0.4
1,895,894		Other Securities	7,452,822	4.4
			10,439,182	6.2

		Telecommunication Services: 15.9%
85,200		AT&T, Inc.	3,016,080	1.8
244,000		China Mobile Ltd.	2,527,073	1.5
102,186		Deutsche Telekom AG	1,190,517	0.7
106,232	@	France Telecom S.A.	1,005,948	0.6
15,900		Nippon Telegraph & Telephone Corp.	828,722	0.5

See Accompanying Notes to Financial Statements

116

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Telecommunication Services: (continued)
548		NTT DoCoMo, Inc.	$852,527	0.5
355,000		Singapore Telecommunications Ltd.	1,051,445	0.6
390,815		Telstra Corp., Ltd.	1,699,064	1.0
38,366		Verizon Communications, Inc.	1,931,344	1.1
846,681	@	Vodafone Group PLC	2,426,329	1.4
2,076,561		Other Securities	10,403,915	6.2
			26,932,964	15.9

		Utilities: 8.6%
38,265		Electricite de France SA	887,996	0.5
285,460		Enel S.p.A.	895,760	0.5
55,524		Gaz de France	1,089,088	0.6
67,975		National Grid PLC	770,544	0.5
1,272,602		Other Securities	10,967,390	6.5
			14,610,778	8.6

		Total Common Stock (Cost $148,580,848)	164,617,791	97.2

RIGHTS: 0.0%
		Energy: 0.0%
32,034		Other Securities	17,846	0.0

		Financials: —%
981		Other Securities	—	—

		Total Rights (Cost $18,839)	17,846	0.0

		Total Long-Term Investments (Cost $148,599,687)	164,635,637	97.2

SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
3,318,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,318,000)	$3,318,000	2.0

		Total Short-Term Investments (Cost $3,318,000)	3,318,000	2.0

		Total Investments in Securities (Cost $151,917,687)	$167,953,637	99.2
		Assets in Excess of Other Liabilities	1,360,152	0.8
		Net Assets	$169,313,789	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $154,222,590.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$30,358,421
Gross Unrealized Depreciation	(16,627,374)
Net Unrealized Appreciation	$13,731,047

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$746,554	$5,295,701	$—	$6,042,255
Consumer Staples	2,525,071	7,248,820	—	9,773,891
Energy	5,684,568	13,854,344	—	19,538,912
Financials	9,123,841	36,805,109	—	45,928,950
Health Care	5,766,315	11,127,679	—	16,893,994
Industrials	1,028,527	10,609,240	—	11,637,767
Information Technology	290,763	2,528,335	—	2,819,098
Materials	1,690,438	8,748,744	—	10,439,182
Telecommunication Services	7,503,099	19,429,865	—	26,932,964
Utilities	5,395,193	9,215,585	—	14,610,778
Total Common Stock	39,754,369	124,863,422	—	164,617,791

See Accompanying Notes to Financial Statements

117

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Rights	$17,846	$—	$—	$17,846
Short-Term Investments	3,318,000	—	—	3,318,000
Total Investments, at fair value	$43,090,215	$124,863,422	$—	$167,953,637
Liabilities Table
Other Financial Instruments+
Futures	$(154,867)	$—	$—	$(154,867)
Total Liabilities	$(154,867)	$—	$—	$(154,867)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	37	09/20/13	$3,033,445	$(123,417)
Mini MSCI Emerging Markets Index	20	09/20/13	933,700	(7,781)
S&P 500 E-Mini	13	09/20/13	1,039,545	(23,669)
			$5,006,690	$(154,867)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$154,867
Total Liability Derivatives		$154,867

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$147,235
Total	$147,235

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(184,465)
Total	$(184,465)

See Accompanying Notes to Financial Statements

118

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Variable Portfolios, Inc. Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for each Portfolio with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2	To approve a new investment sub-advisory agreement for each Portfolio between ING Investments and ING IM prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4	To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

5	To elect 13 nominees to the Board.

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Australia Index Portfolio	1*	15,519,772.079	954,079.000	1,984,623.000	0.000	18,458,474.079
	2*	15,401,119.413	1,041,786.333	2,015,568.333	0.000	18,458,474.079
	4*	15,003,651.079	1,675,453.000	1,779,370.000	0.000	18,458,474.079

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Emerging Markets Index Portfolio	1*	9,253,403.663	0.000	0.000	0.000	9,253,403.663
	2*	9,253,403.663	0.000	0.000	0.000	9,253,403.663
	4*	9,253,403.663	0.000	0.000	0.000	9,253,403.663

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Euro STOXX 50® Index Portfolio	1*	62,322,779.000	2,086,664.000	2,636,624.000	0.000	67,046,067.000
	2*	62,322,779.000	2,086,664.000	2,636,624.000	0.000	67,046,067.000
	4*	60,463,881.667	3,541,625.667	3,040,559.666	0.000	67,046,067.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING FTSE 100 Index® Portfolio	1*	42,493,519.000	111,229.000	1,303,889.000	1,641.140	43,910,278.140
	2*	42,493,519.000	111,229.000	1,303,889.000	1,641.140	43,910,278.140
	4*	41,650,309.000	111,229.000	2,147,099.000	1,641.140	43,910,278.140

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Hang Seng Index Portfolio	1*	9,846,478.000	1,003,450.000	553,397.000	1,566.715	11,404,891.715
	2*	9,840,369.250	1,005,618.250	557,337.250	1,566.965	11,404,891.715
	4*	9,403,680.250	1,335,647.250	663,997.250	1,566.965	11,404,891.715

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING International Index Portfolio	1*	38,453,004.000	2,810,527.000	3,614,650.000	8,273.547	44,886,454.547
	2*	38,163,714.500	3,001,774.500	3,712,691.500	8,274.047	44,886,454.547
	4*	35,996,693.250	4,899,539.250	3,981,948.250	8,273.797	44,886,454.547

* Proposals Passed

119

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Japan Topix Index® Portfolio	1*	43,313,786.000	2,350,725.000	257,117.000	0.000	45,921,628.000
	2*	43,313,786.000	2,350,725.000	257,117.000	0.000	45,921,628.000
	4*	40,814,766.000	2,350,725.000	2,756,137.000	0.000	45,921,628.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING RussellTM Large Cap Growth Index Portfolio	1*	19,285,006.000	1,243,069.000	2,034,665.000	0.000	22,562,740.000
	2*	19,257,896.000	1,298,561.000	2,006,283.000	0.000	22,562,740.000
	4*	18,273,142.667	2,206,196.667	2,083,400.666	0.000	22,562,740.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING RussellTM Large Cap Index Portfolio	1*	34,811,224.000	1,796,544.000	3,590,204.000	0.000	40,197,972.000
	2*	34,701,130.000	1,989,402.000	3,507,440.000	0.000	40,197,972.000
	4*	33,606,225.667	3,402,814.667	3,188,931.666	0.000	40,197,972.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING RussellTM Large Cap Value Index Portfolio	1*	6,850,051.000	346,367.000	809,347.000	0.000	8,005,765.000
	2*	6,779,999.334	434,407.333	791,358.333	0.000	8,005,765.000
	4*	6,458,653.334	761,006.333	786,105.333	0.000	8,005,765.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING RussellTM Mid Cap Growth Index Portfolio	1*	12,945,485.000	695,097.000	1,464,028.000	0.000	15,104,610.000
	2*	12,908,399.000	792,190.000	1,404,021.000	0.000	15,104,610.000
	4*	12,405,868.334	1,357,386.333	1,341,355.333	0.000	15,104,610.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING RussellTM Mid Cap Index Portfolio	1*	102,176,178.000	5,974,934.000	7,793,901.000	0.000	115,945,013.000
	2*	101,429,097.667	6,428,127.667	8,087,787.666	0.000	115,945,013.000
	4*	97,054,340.000	10,646,562.000	8,244,111.000	0.000	115,945,013.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING RussellTM Small Cap Index Portfolio	1*	43,703,089.000	2,545,059.000	4,379,879.000	0.000	50,628,027.000
	2*	43,593,721.000	2,797,813.000	4,236,493.000	0.000	50,628,027.000
	4*	42,409,802.667	4,446,241.667	3,771,982.666	0.000	50,628,027.000

* Proposals Passed

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING U.S. Bond Index Portfolio	1*	311,925,837.000	21,800,056.000	39,737,407.000	4,437.421	373,467,737.421
	2*	310,773,338.750	23,833,500.750	38,856,460.750	4,437.171	373,467,737.421
	4*	288,960,597.500	50,956,895.500	33,545,807.500	4,436.921	373,467,737.421

* Proposals Passed

120

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Wisdom TreeSM Global High-Yielding Equity Index Portfolio	1*	18,103,277.000	1,019,487.000	2,565,664.000	0.000	21,688,428.000
	2*	18,407,585.667	816,522.667	2,464,319.666	0.000	21,688,428.000
	4*	17,774,631.000	2,033,686.000	1,880,111.000	0.000	21,688,428.000

* Proposals Passed

ING Variable Portfolios, Inc.	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	980,377,634.237	49,269,114.925	0.000	0.000	1,029,646,749.162
John V. Boyer	5*	980,864,708.237	48,782,040.925	0.000	0.000	1,029,646,749.162
Patricia W. Chadwick	5*	980,769,531.237	48,877,217.925	0.000	0.000	1,029,646,749.162
Albert E. DePrince, Jr.	5*	979,807,468.973	49,839,280.189	0.000	0.000	1,029,646,749.162
Peter S. Drotch	5*	981,149,180.973	48,497,568.189	0.000	0.000	1,029,646,749.162
J. Michael Earley	5*	981,054,494.237	48,592,254.925	0.000	0.000	1,029,646,749.162
Martin J. Gavin	5*	981,585,764.237	48,060,984.925	0.000	0.000	1,029,646,749.162
Russell H. Jones	5*	981,602,525.973	48,044,223.189	0.000	0.000	1,029,646,749.162
Patrick W. Kenny	5*	980,748,578.973	48,898,170.189	0.000	0.000	1,029,646,749.162
Shaun P. Mathews	5*	981,535,233.237	48,111,515.925	0.000	0.000	1,029,646,749.162
Joseph E. Obermeyer	5*	980,237,431.237	49,409,317.925	0.000	0.000	1,029,646,749.162
Sheryl K. Pressler	5*	980,025,511.237	49,621,237.925	0.000	0.000	1,029,646,749.162
Roger B. Vincent	5*	980,862,692.237	48,784,056.925	0.000	0.000	1,029,646,749.162

* Proposals Passed

121

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF THE CURRENT INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ING EMERGING MARKETS INDEX PORTFOLIO

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement and sub-advisory agreement for a mutual fund will terminate automatically after the initial term of the agreement (which term may not exceed two years), unless continuation of the agreement is approved annually by the Board of Trustees or Directors, as the case may be (the “Board”) of the fund, including a majority of the Trustees/Directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund (the “Independent Trustees”). Consistent with this requirement of the 1940 Act, the Board of ING Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Variable Funds, ING Variable Portfolios, Inc. and ING Series Fund, Inc., with respect to each portfolio series thereof (each, a “Fund” or a “Portfolio” and, collectively, the “Funds” or the “Portfolios”) has established a process for considering on an annual basis approval of the continuation of the investment management agreement for each Fund (the “Advisory Agreement”) with ING Investments, LLC (the “Adviser”) and the sub-advisory agreement for each Fund (collectively, the “Sub-Advisory Agreements”) with the sub-adviser of each Fund (the “Sub-Advisers”). Set forth below is a description of the process followed by the Board in considering approval of the continuation of each Advisory and Sub-Advisory Agreement (collectively, the “Agreements”), together with an explanation of many of the factors considered and related conclusions reached by the Board in voting to approve the continuation of each Agreement for an additional one-year period commencing January 1, 2013.

Overview of the Review Process

At a meeting of the Board held on December 12, 2012, the Board, including all of the Independent Trustees, voted to approve continuation of each of the existing Agreements for the Funds. Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Trustees and exclusively of the Independent Trustees. The Contracts Committee recommended approval of the Agreements after completing an extensive review of information requested by the Committee from the Adviser and each Sub-Adviser, including the following: (1) comparative performance data for each Fund for various time periods; (2) comparative data regarding management fees, including data regarding the fees charged by the Adviser and Sub-Advisers for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the Funds; (3) comparative data regarding the total expenses of each Fund; (4) copies of each form of Advisory Agreement and Sub-Advisory Agreement; (5) copies of the codes of ethics of the Adviser and each Sub-Adviser, together with information relating to the manner in which each code is administered; (6) financial statements of the Adviser and each Sub-Adviser (or its parent company); (7) profitability analyses for the Adviser and each Sub-Adviser with respect to each Fund, and all Funds as a group; (8) descriptions of the qualifications of the investment personnel responsible for managing each Fund, the structure of their compensation and their responsibilities with respect to managing other accounts or mutual funds; (9) descriptions of the services provided to the Funds, including the investment strategies and techniques used by each Sub-Adviser in managing the Funds; (10) data relating to portfolio turnover and brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the Funds’ brokerage; (11) descriptions of the policies and procedures of the various service providers of the Funds for protecting the privacy of shareholder information; (12) information relating to projected sales and redemptions of Fund shares and business plans relating to the Adviser’s mutual fund platform; (13) descriptions of the business continuity and disaster recovery plans of the Adviser and each Sub-Adviser; (14) descriptions of various compliance programs of the Adviser and Sub-Advisers, including the Adviser’s programs for monitoring and enforcing compliance with the Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; (15) independent reports analyzing the quality of the trade execution services performed by Sub-Advisers for the Funds; and (16) other information relevant to an evaluation of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser in response to a series of detailed questions posed by Goodwin Procter LLP, legal counsel, at that time, for the Independent Trustees (“Independent Counsel”) on behalf of the Independent Trustees. With respect to each Sub-Advisory Agreement, the Board also considered the Adviser’s recommendation that the Agreement be renewed and the basis provided by the Adviser for such recommendation.

122

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Contracts Committee began the formal review process in August 2012 when it met separately with Independent Counsel to review the information to be requested from management and the methodology to be used in determining the selected peer groups for comparing performance and expenses (the “Peer Group Methodology”). Prior to the August meeting, the Contracts Committee had engaged an independent consultant (the “Independent Consultant”) to evaluate, and make recommendations with respect to, the Peer Group Methodology. The Independent Consultant’s findings were reported to the Contracts Committee at a meeting of the Committee held on August 1-2, 2012 and incorporated into the Peer Group Methodology approved by the Board on August 2, 2012. The Contracts Committee then held meetings on September 11-13, 2012, October 15-16, 2012, November 29, 2012 and December 12-13, 2012, during which the Independent Trustees, meeting separately with Independent Counsel, reviewed and evaluated information relating to the Agreements, including the information described above. As part of the review process, the Contracts Committee met with representatives from the Adviser and/or the Sub-Advisers to discuss the information provided to the Committee. The Contracts Committee also considered information that had been provided by the Adviser and Sub-Advisers throughout the year at other meetings of the Contracts Committee, the Audit Committee, the Compliance Committee and the full Board.

The Independent Trustees were assisted by Independent Counsel throughout the contract review process. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory and Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching conclusions with respect to each Advisory and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory and Sub-Advisory Agreements for the Funds for the year commencing January 1, 2013, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Advisers. The Board considered the investment management and related services provided by the Adviser and Sub-Advisers, including the quantity and quality of the resources available to provide such services. Among other things, the Board considered the qualifications of the individuals responsible for performing various investment related services. The Board also noted the Adviser has implemented a “manager-of-managers” structure for the Funds under which the investment portfolio of each Fund is managed by a Sub-Adviser, and considered the responsibilities that the Adviser has under the “manager-of-managers” structure, including with respect to the selection and ongoing monitoring of the Sub-Advisers.

The Board also considered the quality of the compliance programs of the Adviser and each Sub-Adviser, including the manner in which the Adviser and each Sub-Adviser monitor for compliance with the investment policies and restrictions of a Fund and with the Codes of Ethics of the Funds, the Adviser and the Sub-Advisers with respect to personal trading by employees with access to portfolio information. In this regard, the Board noted the Adviser’s assistance to the Funds in identifying and hiring a new Chief Compliance Officer (“CCO”) during 2012, and in approving enhancements to the staff of the office of the CCO. Additionally, the Board considered information related to the quality of the risk management program established by ING’s Chief Risk Officer for the Funds, and received reports from other risk management personnel regarding the risk characteristics of the Funds. The Board also considered the actions taken by the Adviser and Sub-Advisers to establish and maintain effective disaster recovery and business continuity plans.

The Board considered the actions taken by the Adviser and its affiliated companies to administer the Funds’ policies and procedures for voting proxies, valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares.

The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the Funds. With respect to those Funds that are sub-advised by an affiliate of the Adviser, the Board specifically noted that, in recent years, the Adviser and its affiliated companies have maintained reasonable brokerage costs on behalf of the Funds and have not materially increased the quantity of research acquired through the use of soft dollars from the Funds’ brokerage. In this regard, the Independent Trustees noted that the Adviser and its affiliated companies have established Commission Sharing Arrangements as an alternative means of maintaining access to desired research consistent with achieving best execution. The

123

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Board also noted the efforts of the Adviser to optimize the number of Funds in the ING complex of mutual funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. The Board also considered the benefits that shareholders of the Funds realize because the Funds are part of the larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board considered information provided by management with respect to ING Groep’s plans for divestiture of its insurance business, including its investment management business (the “Insurance Divestiture”). The Board considered the potential impact of the Insurance Divestiture on the services provided to the Funds by the Adviser and Sub-Advisers. The Board also considered the actions that have been taken by management to retain key investment management personnel in light of the Insurance Divestiture.

The Board also considered the Adviser’s responsiveness and recommendations for Board action and other steps taken in response to the extraordinary dislocations experienced in the capital markets in recent years and related legislative and regulatory changes. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility; (iii) negotiating and maintaining credit support from the Funds’ securities lending agent with respect to certain defaulted securities held indirectly by the Funds as collateral for securities on loan; and (iv) the ongoing monitoring of investment management processes and risk controls.

The Board’s approval of the Advisory and Sub-Advisory Agreements was informed by certain information provided by the Adviser and the applicable Sub-Advisers with respect to actions previously taken and proposed to be taken to improve the performance of certain Funds, including those funds that make use of quantitative investment strategies.

The Board concluded that the nature, extent and quality of advisory and related services provided by the Adviser and each of the Sub-Advisers, taken as a whole, are appropriate and consistent with the terms of the respective Advisory and Sub-Advisory Agreements.

Fund Performance

The Board reviewed each Fund’s investment performance over various time periods on an absolute basis and relative to the performance of (i) one or more appropriate benchmark indexes (such as the S&P 500 Composite Stock Price Index), (ii) a group of similarly managed mutual funds identified by Morningstar, Inc. and/or, Lipper, Inc., and (iii) similarly managed mutual funds within a specified peer group based upon the Peer Group Methodology approved by the Contracts Committee (each, a “Selected Peer Group”). The Board reviewed comparative performance data for the most recent calendar quarter, year-to-date, one-, three-, five- and ten-year periods, where applicable, ending June 30, 2012 and the most recent calendar quarter, year-to-date, one-, three-, and five-year periods ending September 30, 2012.

With respect to each Fund that seeks investment results corresponding to the total return of an index (commonly referred to as an “index fund”), the Board focused on the reasonableness of the differences between the Fund’s performance and the total return of such index during these time periods, rather than the performance of the Fund relative to the applicable Morningstar or Lipper category or Selected Peer Group. With respect to each index fund, the Board concluded that differences between the performance of the index fund and benchmark index during relevant time periods have been reasonable.

Subject to the foregoing, the Board concluded with respect to each Fund that (i) the performance of the Fund is satisfactory and/or (ii) that appropriate actions are being taken to improve the Fund’s performance and that additional time is needed to evaluate the effectiveness of such actions.

In evaluating the investment performance of the ING Emerging Marks Index Portfolio, the Board noted that the Portfolio seeks investment results that correspond to the total return of the MSCI EM 50 Index. The Board noted that differences between the performance of the Portfolio and the performance of such index during relevant time periods have been reasonable and, therefore, concluded that the performance of the Portfolio is satisfactory.

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the Funds to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. As part of its review, the Board

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

considered each Fund’s management fee and total expense ratio, as compared to its Selected Peer Group, both before and after giving effect to any undertaking by the Adviser to waive fees and/or limit the total expenses of a Fund. In this regard, the Board considered the Adviser’s agreement to extend each such fee waiver and expense limitation agreement for an additional period of at least one-year and not to terminate such agreement in future years without prior approval of the Board. In addition, the Trustees received information regarding the fees charged by each Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services provided in managing the Funds. With respect to the Funds sub-advised by an affiliate of the Adviser, the Board evaluated the reasonableness of the total fees received by the Adviser and its affiliate in the aggregate under the Advisory and Sub-Advisory Agreements. With respect to any Fund sub-advised by a Sub-Adviser that is not affiliated with the Adviser, the Board considered the reasonableness of the fees payable to the Sub-Adviser by the Adviser in light of the ability of the Adviser to negotiate such fees on an arm’s-length basis. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser, the Board concluded with respect to each Fund that the fees charged to the Fund for advisory, sub-advisory and related services is fair and reasonable.

In assessing the reasonableness of the management fee for the ING Emerging Markets Index Portfolio, the Board noted that the management fee for the Portfolio is above the median and average management fees of the funds in its Selected Peer Group and that the expense ratio for the Portfolio is above the median and average expense ratios of the funds in its Selected Peer Group.

Profitability

The Board considered information relating to revenues, expenses, and profits realized by the Adviser and each Sub-Adviser attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to Funds sub-advised by an unaffiliated Sub-Adviser, the Board did not consider the profitability of the Sub-Adviser to be a material factor because the Board believes that the Adviser negotiates sub-advisory fees with the unaffiliated Sub-Adviser on an arm’s-length basis. The Board reviewed profitability data for the Adviser and its affiliated companies, including the distributor of the Funds, relating to (i) each Fund separately, (ii) all Funds as a group, (iii) all “retail” Funds as a group, and (iv) all variable insurance product Funds as a group, in each case for the one-year periods ended December 31, 2011 and December 31, 2010 and the six-month period ended June 30, 2012. With respect to the Adviser and its affiliates, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. With respect to Funds sub-advised by an affiliate of the Adviser, the Board considered the total profits derived by the Adviser and its affiliate in the aggregate attributable to managing and operating each Fund. The Board recognized that measuring profitability is not an exact science, that there is no uniform methodology for determining profitability for this purpose and that different methodologies can produce dramatically different profit and loss results. The Board also considered other direct or indirect benefits that the Adviser and Sub-Advisers, and any affiliated companies thereof, derive from their relationships with the Funds, including the receipt by certain affiliates of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by Sub-Advisers of “soft dollar” benefits from the Funds’ brokerage. The Board concluded that, in light of the nature, extent and quality of the services provided, the profits realized by the Adviser and its affiliated companies, individually and taken as a whole, with respect to providing advisory, sub-advisory and administrative services for each Fund are reasonable.

Economies of Scale

In considering the reasonableness of the management fee of each Fund, the Board considered the extent to which economies of scale can be expected to be realized by a Fund’s Adviser and its affiliated companies, on the one hand, and by the Fund, on the other hand, as the assets of the Fund grow. The Board noted that the advisory fee schedule for certain Funds include breakpoints such that, as the assets of the Fund grow, the Fund’s management fee will decrease as a percentage of the Fund’s total assets. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Funds. In an effort to determine the extent to which economies of scale, if any, will be realized by the Adviser and its affiliated companies as the assets of the Funds grow, the Board considered the profitability data described above relating to the Adviser and its affiliated companies in light of changes in the assets of the Funds over various time periods. The Board also reviewed information regarding the expense ratio of each Fund in light of changes in the assets of the Funds over various time periods, noting that, as the assets of a Fund increase, the fixed expenses of the Fund, as a percentage of the total assets of the Fund, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the Funds. The Board also considered the actions taken during 2012, consistent with prior undertakings provided by the Adviser to the Board, to implement new or additional breakpoints for the following Funds: ING WisdomTree Global High Yielding Equity Index Portfolio; ING Russell Mid Cap Growth Index Portfolio; ING Blackrock Science and Technology Opportunities Portfolio; ING Hang Seng Index Portfolio; ING Corporate Leaders 100 Fund; ING International Index Portfolio; ING Russell Large Cap Growth Index Portfolio; ING Russell Small Cap Index Portfolio; ING Russell Large Cap Index Portfolio; ING Russell Mid Cap Index Portfolio; and ING U.S. Bond Index Portfolio. Based upon the foregoing (and after giving effect to all new or additional breakpoints), the Board concluded that the economies of scale being realized by the Adviser and its affiliated companies do not require the implementation of new breakpoints or additional breakpoints, as the case may be, with respect to any other Fund at this time.

SEPARATION PLAN — FACTORS CONSIDERED BY THE BOARD

The divestiture of ING U.S., Inc. (“ING U.S.”) by ING Groep (the “Separation Plan”) contemplates one or more transactions, commencing with an initial public offering of ING U.S. common stock (the “IPO”), that are expected to result in a direct or indirect “Change of Control Event” for ING Investments, LLC (“ING Investments”) and ING Investment Management Co. LLC (“ING IM”), which in turn will result in the automatic termination of the advisory agreement for each Portfolio with ING Investments (each a “Current Advisory Agreement”) and the sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (each a “Current Sub-Advisory Agreement” and collectively with the Current Advisory Agreements, the “Current Agreements”). The decision by the Board, including a majority of the Independent Directors, to approve a new investment advisory agreement for the Portfolios with ING Investments (the “Proposed Advisory Agreement”) and a new investment sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (the “Proposed Sub-Advisory Agreements,” and collectively with the Proposed Advisory Agreement, the “Proposed Agreements”) and to recommend approval of the Proposed Agreements by shareholders of the Portfolios was based on a determination by the Board that it would be consistent with the interests of the shareholders of each Portfolio for ING Investments and ING IM to continue providing investment advisory, sub-advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

Prior to taking any action to approve the Proposed Agreements, the Board, acting primarily through its Contracts Committee, conducted a thorough review of the quality, extent and nature of the services currently being provided by ING Investments and ING IM under the Current Agreements and to be provided under the Proposed Agreements. The Contracts Committee is a committee comprised of all of the Independent Directors and exclusively of the Independent Directors. A substantial portion of this review was conducted as part of, and in conjunction with, the Contracts Committee’s annual review of the Current Agreements, which were most recently approved for continuation at a meeting of the Board held on December 12, 2012. A description of the process followed by the Contracts Committee and the Board in approving continuation of the Current Agreements, including the information reviewed, material factors considered and related conclusions reached in approving continuation of the Current Agreements, is set forth above for ING Emerging Markets Index Portfolio and for all other Portfolios is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF THE CURRENT INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS” (the “Current Agreement Considerations”).

Each of the material factors considered and related conclusions reached by the Board in connection with the decision to approve continuation of the Current Agreements was also a material factor considered and related conclusion reached by the Board in connection with the decision to approve the Proposed Agreements. As described in greater detail in the Current Agreement Considerations, these factors and conclusions related to, among other things: (1) the nature, extent and quality of the services to be provided under the Proposed Agreements; (2) the performance of the Portfolios; (3) the management

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

fees, sub-advisory fees and other expenses of the Portfolios; (4) the profits realized by ING Investments and its affiliates from operating the Portfolios; and (5) the extent to which benefits from economies of scale can be expected to be realized by the Portfolios, ING Investments and its affiliates as assets of the Portfolios grow.

In addition to the information identified in the Current Agreement Considerations, the Contracts Committee requested and evaluated other information relating to the potential impact of implementation of the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of ING Investments and ING IM. Among other things, the Contracts Committee, acting through independent legal counsel to the Independent Directors (“Independent Counsel”), prepared and delivered to ING Investments written inquiries regarding the IPO, the Separation Plan, and the potential impact of the IPO and the Separation Plan on the Portfolios, if any, and on the business and operations of ING U.S. and its affiliated entities, including ING Investments and ING IM. Written and oral responses to these inquiries were received and considered by the Contracts Committee prior to making its recommendations to the Board.

In connection with its consideration of the Proposed Agreements, the Contracts Committee reviewed the preliminary registration statement on Form S-1 of ING U.S. filed with the Securities and Exchange Commission on November 9, 2012 (the “S-1 Registration”) relating to the proposed IPO and participated in meetings with senior management of ING U.S., ING Investments, and ING IM regarding the information presented in the S-1 Registration and related matters. Among other things, the Contracts Committee considered the arrangements anticipated to be in place between ING Groep and ING U.S. during the course of the Separation Plan, the anticipated use of the potential proceeds that may be realized from the IPO and potential capital structure of ING U.S. following the IPO, as well as the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by subsidiary insurance companies of ING U.S. To assist them in their review and consideration of the S-1 Registration and related matters, the Independent Directors retained the services of special independent counsel (“Special Counsel”), which had retained the services of an independent investment banking firm with extensive experience relating to business operations of the type to be conducted by ING U.S. The Independent Directors met with Independent Counsel, Special Counsel and the investment banking firm retained by Special Counsel to discuss and consider ING U.S.’s anticipated business plan and capitalization (as presented in the S-1 Registration and related information provided by ING Investments and its affiliates), including the potential implications to ING Investments and its non-insurance affiliates of insurance regulations and related capitalization requirements.

During the course of their consideration of the Current Agreements and the Proposed Agreements, the Independent Directors met with senior management representatives of ING U.S. and received information regarding: (1) the anticipated management and organizational structure of ING U.S. and its affiliates; (2) the anticipated capital structure of ING U.S. following the IPO and during the implementation of other components of the Separation Plan; (3) the lines of business in which ING U.S. is expected to operate following the IPO; and (4) the actions being taken to retain and promote continuity of key investment management and other professional personnel of ING Investments and ING IM. In addition, beginning in 2011 and periodically throughout 2012, the Independent Directors met with and received reports from senior management of ING Investments and its affiliates regarding, among other things, the financial condition and results of operations of ING U.S. and its investment management line of business, organizational and personnel changes within ING U.S. and actions being taken by ING U.S. in preparation for the proposed IPO and implementation of the Separation Plan. The Independent Directors also received and reviewed copies of financial statements of ING U.S. as and when such statements became publicly available, including most recently the financial statements of ING U.S. for the quarter ended September 30, 2012.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on January 9, 2013, the Board, including all of the Independent Directors/Trustees, acting on the recommendation of the Contracts Committee, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. The conclusions reached by the Contracts Committee and the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director/Trustee may have afforded a different weight to the various factors in reaching conclusions with respect to each of the Proposed Agreements.

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Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AVIPALL (0613-082113)

Semi-Annual Report

June 30, 2013

Classes I and S

Domestic Equity Index Portfolios

■	ING Index Plus LargeCap Portfolio
■	ING Index Plus MidCap Portfolio
■	ING Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments	21
Shareholder Meeting Information	32
Advisory Contract Approval Discussion	33

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

Several years ago, the ING Retirement Center conducted a survey to find out what Americans thought of our private retirement system, i.e., employer-sponsored retirement savings plans. Most people thought individuals should take responsibility for their own retirement security but felt that employers should provide more education about retirement investing as well as more investment choices. Many people also admitted that even though they knew approximately how much money they needed to fund their retirements, they were not saving enough to reach their goals.

On the surface there seems to be a misalignment of actions and self-interest: the clear recognition that you need to save more and the acknowledgment that you’re not doing it. Yet, we believe there is an economic reality underpinning the surface perception; many people probably are saving as much as they can. As a nation, if we want to increase retirement saving, we’d better do something to help the economy deliver more discretionary income to more people.

For savers, then, the relevant question may not be, “How do I save more?” It may instead be, “How do I make my savings accomplish more?” That’s where the investment industry can help, by providing advice and information to help you make decisions, and by offering investment products that seek to enhance the potential for reaching your goals. Accumulating wealth is not about windfalls or short-term opportunities — it’s a long-term endeavor that requires careful planning and steadfast execution to succeed.

Don’t worry about missing a gain today or enduring a loss tomorrow. Hew to the course you and your financial advisor have plotted; discuss prospective changes thoroughly with your financial advisor before taking action; and make changes to your portfolio only if they enhance the potential for achieving your goals.

Thank you for your continued confidence in ING Funds. It is our privilege to serve you, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
July 7, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2013

Investors welcomed in 2013 having seen global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, power ahead by 8.69% in the previous six months. Central banks from the U.S. to the U.K. to the euro zone were keeping interest rates so low that investors were ratcheting their risk exposures higher in the search for return. By the end of 2012 it was evident that the Bank of Japan would join the other central banks, as Japan’s parliamentary opposition, promising unlimited monetary easing, won a landslide in December elections. Some commentators fretted that this was not a particularly sound basis for the market’s advance. But sound or not, the index surged another 11.70% in the first half of 2013. (The MSCI World IndexSM returned 8.43% for the six-months ended June 30, 2013, measured in U.S. dollars.)

Much of the strength in global equities in late 2012 could be attributed to a recovery in the euro zone after European Central Bank (“ECB”) President Draghi’s July pronouncement, amid new waves of fear that the euro zone could not survive the depredations of its weakest members, that the ECB was “ready to do whatever it takes to preserve the euro.” This seemed to calm nerves, but confidence was shaken twice in early 2013. First, in February, the Italian general election ended in stalemate on low turnout that signaled the rejection of reform. Next, the final basis of a bailout for insolvent Cyprus banks imposed a levy on uninsured deposits and capital controls. In short order, a euro held in one country became different from a euro held in another: hardly the mark of an effective single currency.

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors watched an economic recovery that was undeniable but unimpressive. By June monthly job creation was averaging 155,000 per month but the unemployment rate was still elevated at 7.6%. The highest consumer confidence indices in five years contrasted with stagnant manufacturing output. Growth in first quarter gross domestic product (“GDP”) was surprisingly revised down from 2.4% to a dreary 1.8%. At least the housing market was maintaining its recovery. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 12.05% year-over-year gain, the most in over seven years, with existing home sales the highest since November 2009.

Elsewhere, China faced faltering growth and fading exports, while it tried to pierce a bank credit bubble with blunt instruments.

But any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. They didn’t like it. Bond yields soared and by June 24 the index had given back 8%, leading nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money would be in force for a long time. So not only were markets being heavily influenced by central bankers; evidently central bankers were more than a little sensitive to their effect on markets.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds slipped 2.44% in the first half of 2013, having been slightly ahead for the year on May 21. Only the sub-indices with the shortest durations held on to positive returns while the Barclays Long Term U.S. Treasury Index lost 7.83%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained just 1.42%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 13.82% in the half year, the best first half since 1998, albeit 4% off its high. All sectors rose, led by health care with a gain of 20.26% and financials 19.50%, while materials 2.90% and technology 6.35% lagged the most. Operating earnings per share for S&P 500® companies set a record in the first quarter of 2013. But could this last given that the share of profits in national income was historically high?

In currency markets the dollar rose 1.41% against the euro over the period and 6.85% against the pound, due to the generally better growth outlook in the U.S., events described above in Italy and Cyprus and as Moody’s relieved the U.K. of its Aaa credit rating. The dollar climbed 14.28% over the yen due to the new aggressive monetary easing policy in Japan.

In international markets, the MSCI Japan® Index soared 33.90%. Investors hoped Prime Minister Abe’s and Bank of Japan Governor Kuroda’s steps to conquer deflation and get consumers and businesses spending again would gain traction. Encouragingly GDP growth was reported at 4.1% annualized in the first quarter. However prices were still in the doldrums, flat in May from a year earlier after six straight falls. The MSCI Europe ex UK® Index rose 5.41%, less than half of this for euro zone markets. Mr. Draghi’s words were perceived to remove the existential threat to the euro. But there was little else to motivate investors. The euro zone reported its sixth straight quarterly fall in GDP and a new record unemployment rate of 12.2%, ranging from 5.4% in Germany to 26.8% in Spain. The MSCI UK® Index added 7.46%. As in the U.S. and latterly Japan, stock prices were supported by the central bank’s quantitative easing. Having fallen by 0.3% in the fourth quarter, GDP recovered the loss in the first quarter of 2013 and June ended with some key indicators: purchasing managers’ indices and retail sales, showing tentative improvement.

Parentheses denote a negative number.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2013*
ING Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,139.60	0.45%	$2.39	$1,000.00	$1,022.56	0.45%	$2.26
Class S	1,000.00	1,138.50	0.70	3.71	1,000.00	1,021.32	0.70	3.51
ING Index Plus MidCap Portfolio
Class I	1,000.00	1,145.70	0.50	2.66	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,144.60	0.75	3.99	1,000.00	1,021.08	0.75	3.76
ING Index Plus SmallCap Portfolio
Class I	1,000.00	1,168.50	0.50	2.69	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,166.80	0.75	4.03	1,000.00	1,021.08	0.75	3.76

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2013 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$670,060,016	$657,876,495	$292,231,811
Short-term investments at fair value**	10,311,970	21,022,291	12,073,692
Total investments at fair value	$680,371,986	$678,898,786	$304,305,503
Cash	38,574	682	994,448
Cash collateral for futures	263,340	211,470	50,820
Receivables:
Investment securities sold	7,480,001	5,777,218	—
Fund shares sold	168,909	8,052	181,223
Dividends	857,039	638,860	197,484
Prepaid expenses	4,761	372	1,922
Total assets	689,184,610	685,535,440	305,731,400

LIABILITIES:
Payable for investment securities purchased	7,773,104	6,089,696	—
Payable for fund shares redeemed	159,525	167,182	103,501
Payable upon receipt of securities loaned	1,085,255	11,085,683	9,928,133
Payable for investment management fees	197,844	221,346	97,004
Payable for administrative fees	31,089	30,434	13,337
Payable for distribution and shareholder service fees	26,947	26,075	19,518
Payable for directors fees	3,391	3,304	1,431
Other accrued expenses and liabilities	116,214	118,250	52,818
Total liabilities	9,393,369	17,741,970	10,215,742
NET ASSETS	$679,791,241	$667,793,470	$295,515,658

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$813,571,412	$607,737,949	$332,659,881
Undistributed net investment income	5,313,693	2,617,219	820,420
Accumulated net realized loss	(219,634,836)	(18,734,748)	(74,832,068)
Net unrealized appreciation	80,540,972	76,173,050	36,867,425
NET ASSETS	$679,791,241	$667,793,470	$295,515,658
_______________
+ Including securities loaned at value	$1,025,877	$10,346,453	$9,683,550
* Cost of investments in securities	$589,418,479	$581,650,310	$255,362,822
** Cost of short-term investments	$10,311,970	$21,022,291	$12,073,692

Class I
Net assets	$550,860,098	$542,128,847	$200,858,735
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	32,049,136	26,952,024	11,223,280
Net asset value and redemption price per share	$17.19	$20.11	$17.90

Class S
Net assets	$128,931,143	$125,664,623	$94,656,923
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,552,898	6,311,633	5,339,289
Net asset value and redemption price per share	$17.07	$19.91	$17.73

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2013 (UNAUDITED)

	ING Index Plus LargeCap Portfolio	ING Index Plus MidCap Portfolio	ING Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,087,979	$4,443,645	$1,367,864
Securities lending income, net	20,574	41,536	311,565
Total investment income	7,108,553	4,485,181	1,679,429

EXPENSES:
Investment management fees	1,176,975	1,310,720	567,784
Distribution and shareholder service fees:
Class S	162,421	156,302	115,410
Transfer agent fees	378	302	135
Administrative service fees	184,948	180,218	78,068
Shareholder reporting expense	56,790	47,110	12,805
Professional fees	30,444	30,730	16,388
Custody and accounting expense	38,900	38,210	21,160
Directors fees	10,172	9,912	4,294
Miscellaneous expense	9,547	31,700	10,328
Interest expense	34	26	25
Total expenses	1,670,609	1,805,230	826,397
Net expenses	1,670,609	1,805,230	826,397
Net investment income	5,437,944	2,679,951	853,032

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	41,359,974	37,363,796	15,313,579
Futures	962,494	1,174,720	354,969
Net realized gain	42,322,468	38,538,516	15,668,548
Net change in unrealized appreciation (depreciation) on:
Investments	39,792,801	46,631,566	27,052,261
Futures	(63,189)	(78,825)	(1,800)
Net change in unrealized appreciation (depreciation)	39,729,612	46,552,741	27,050,461
Net realized and unrealized gain	82,052,080	85,091,257	42,719,009
Increase in net assets resulting from operations	$87,490,024	$87,771,208	$43,572,041
_______________
* Foreign taxes withheld	$51,545	$—	$142

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus LargeCap Portfolio		ING Index Plus MidCap Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$5,437,944	$12,289,625	$2,679,951	$7,429,457
Net realized gain	42,322,468	56,654,639	38,538,516	64,041,050
Net change in unrealized appreciation	39,729,612	23,694,952	46,552,741	28,691,193
Increase in net assets resulting from operations	87,490,024	92,639,216	87,771,208	100,161,700

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(10,182,498)	(8,968,806)	(6,251,618)	(4,505,206)
Class S	(2,117,887)	(1,799,851)	(1,180,347)	(757,920)
Total distributions	(12,300,385)	(10,768,657)	(7,431,965)	(5,263,126)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,652,914	5,759,419	6,319,224	8,605,321
Reinvestment of distributions	12,300,385	10,768,657	7,431,965	5,263,126
	15,953,299	16,528,076	13,751,189	13,868,447
Cost of shares redeemed	(54,734,643)	(132,078,871)	(35,587,013)	(99,076,797)
Net decrease in net assets resulting from capital share transactions	(38,781,344)	(115,550,795)	(21,835,824)	(85,208,350)
Net increase (decrease) in net assets	36,408,295	(33,680,236)	58,503,419	9,690,224

NET ASSETS:
Beginning of year or period	643,382,946	677,063,182	609,290,051	599,599,827
End of year or period	$679,791,241	$643,382,946	$667,793,470	$609,290,051
Undistributed net investment income at end of year or period	$5,313,693	$12,176,134	$2,617,219	$7,369,233

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2013	Year Ended December 31, 2012
FROM OPERATIONS:
Net investment income	$853,032	$2,720,593
Net realized gain	15,668,548	16,581,922
Net change in unrealized appreciation	27,050,461	12,652,058
Increase in net assets resulting from operations	43,572,041	31,954,573

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,985,531)	(1,074,889)
Class S	(735,069)	(262,188)
Total distributions	(2,720,600)	(1,337,077)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,352,173	6,663,183
Reinvestment of distributions	2,720,600	1,337,077
	9,072,773	8,000,260
Cost of shares redeemed	(18,154,296)	(51,197,252)
Net decrease in net assets resulting from capital share transactions	(9,081,523)	(43,196,992)
Net increase (decrease) in net assets	31,769,918	(12,579,496)

NET ASSETS:
Beginning of year or period	263,745,740	276,325,236
End of year or period	$295,515,658	$263,745,740
Undistributed net investment income at end of year or period	$820,420	$2,687,988

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
ING Index Plus LargeCap Portfolio
Class I
06-30-13	15.37	0.14	•	2.00	2.14	0.32	—	—	0.32	—	17.19	13.96	0.45	0.45		0.45		1.67		550,860	40
12-31-12	13.64	0.27	•	1.70	1.97	0.24	—	—	0.24	—	15.37	14.45	0.45	0.45		0.45		1.84		516,227	166
12-31-11	13.89	0.21	•	(0.20)	0.01	0.26	—	—	0.26	—	13.64	(0.09)	0.44	0.44		0.44		1.54		544,124	130
12-31-10	12.42	0.22	•	1.50	1.72	0.25	—	—	0.25	—	13.89	13.96	0.44	0.44	†	0.44	†	1.75	†	631,278	157
12-31-09	10.44	0.21	•	2.12	2.33	0.35	—	—	0.35	—	12.42	23.20	0.45	0.45	†	0.45	†	2.01	†	678,612	142
12-31-08	18.13	0.25	•	(6.57)	(6.32)	0.30	1.07	—	1.37	—	10.44	(37.21)	0.47	0.47	†	0.47	†	1.70	†	680,918	175
Class S
06-30-13	15.24	0.12	•	1.98	2.10	0.27	—	—	0.27	—	17.07	13.85	0.70	0.70		0.70		1.41		128,931	40
12-31-12	13.53	0.23	•	1.68	1.91	0.20	—	—	0.20	—	15.24	14.11	0.70	0.70		0.70		1.59		127,156	166
12-31-11	13.78	0.18	•	(0.21)	(0.03)	0.22	—	—	0.22	—	13.53	(0.34)	0.69	0.69		0.69		1.28		132,939	130
12-31-10	12.33	0.19	•	1.48	1.67	0.22	—	—	0.22	—	13.78	13.63	0.69	0.69	†	0.69	†	1.50	†	171,456	157
12-31-09	10.34	0.18	•	2.12	2.30	0.31	—	—	0.31	—	12.33	23.01	0.70	0.70	†	0.70	†	1.76	†	184,661	142
12-31-08	17.99	0.21	•	(6.51)	(6.30)	0.28	1.07	—	1.35	—	10.34	(37.40)	0.72	0.72	†	0.72	†	1.53	†	184,760	175
ING Index Plus MidCap Portfolio
Class I
06-30-13	17.76	0.09		2.49	2.58	0.23	—	—	0.23	—	20.11	14.57	0.50	0.50		0.50		0.87		542,129	37
12-31-12	15.22	0.21	•	2.48	2.69	0.15	—	—	0.15	—	17.76	17.70	0.50	0.50		0.50		1.24		491,445	164
12-31-11	15.51	0.14		(0.30)	(0.16)	0.13	—	—	0.13	—	15.22	(1.15)	0.49	0.49		0.49		0.83		482,378	101
12-31-10	12.85	0.11	•	2.70	2.81	0.15	—	—	0.15	—	15.51	21.91	0.48	0.48	†	0.48	†	0.84	†	549,499	162
12-31-09	9.94	0.15	•	2.95	3.10	0.19	—	—	0.19	—	12.85	31.71	0.52	0.52	†	0.52	†	1.38	†	512,163	132
12-31-08	18.33	0.22		(6.37)	(6.15)	0.22	2.02	—	2.24	—	9.94	(37.56)	0.52	0.52	†	0.52	†	1.14	†	447,503	113
Class S
06-30-13	17.56	0.06	•	2.47	2.53	0.18	—	—	0.18	—	19.91	14.46	0.75	0.75		0.75		0.61		125,665	37
12-31-12	15.05	0.17	•	2.44	2.61	0.10	—	—	0.10	—	17.56	17.38	0.75	0.75		0.75		0.99		117,845	164
12-31-11	15.34	0.09	•	(0.29)	(0.20)	0.09	—	—	0.09	—	15.05	(1.39)	0.74	0.74		0.74		0.58		117,222	101
12-31-10	12.72	0.08	•	2.66	2.74	0.12	—	—	0.12	—	15.34	21.57	0.73	0.73	†	0.73	†	0.59	†	144,975	162
12-31-09	9.82	0.12	•	2.93	3.05	0.15	—	—	0.15	—	12.72	31.47	0.77	0.77	†	0.77	†	1.13	†	138,978	132
12-31-08	18.13	0.14		(6.26)	(6.12)	0.17	2.02	—	2.19	—	9.82	(37.73)	0.77	0.77	†	0.77	†	0.91	†	124,308	113
ING Index Plus SmallCap Portfolio
Class I
06-30-13	15.48	0.06		2.54	2.60	0.18	—	—	0.18	—	17.90	16.85	0.50	0.50		0.50		0.68		200,859	29
12-31-12	13.85	0.16	•	1.55	1.71	0.08	—	—	0.08	—	15.48	12.38	0.51	0.51		0.51		1.06		176,644	144
12-31-11	14.06	0.08		(0.17)	(0.09)	0.12	—	—	0.12	—	13.85	(0.74)	0.50	0.50		0.50		0.52		186,300	115
12-31-10	11.52	0.12	•	2.51	2.63	0.09	—	—	0.09	—	14.06	22.84	0.49	0.49	†	0.49	†	0.99	†	215,343	160
12-31-09	9.41	0.09	•	2.20	2.29	0.18	—	—	0.18	—	11.52	24.85	0.52	0.52	†	0.52	†	0.90	†	197,476	98
12-31-08	15.19	0.14	•	(4.97)	(4.83)	0.12	0.83	—	0.95	—	9.41	(33.58)	0.52	0.52	†	0.52	†	1.10	†	201,978	100
Class S
06-30-13	15.32	0.05		2.50	2.55	0.14	—	—	0.14	—	17.73	16.68	0.75	0.75		0.75		0.43		94,657	29
12-31-12	13.70	0.12	•	1.54	1.66	0.04	—	—	0.04	—	15.32	12.14	0.76	0.76		0.76		0.82		87,102	144
12-31-11	13.91	0.05		(0.18)	(0.13)	0.08	—	—	0.08	—	13.70	(0.98)	0.75	0.75		0.75		0.26		90,025	115
12-31-10	11.41	0.09	•	2.47	2.56	0.06	—	—	0.06	—	13.91	22.47	0.74	0.74	†	0.74	†	0.74	†	109,387	160
12-31-09	9.30	0.06	•	2.19	2.25	0.14	—	—	0.14	—	11.41	24.65	0.77	0.77	†	0.77	†	0.65	†	103,173	98
12-31-08	15.01	0.13		(4.93)	(4.80)	0.08	0.83	—	0.91	—	9.30	(33.73)	0.77	0.77	†	0.77	†	0.87	†	95,586	100

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)	Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company.

ING Variable Portfolios, Inc. was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio,” collectively the “Portfolios”) that are in this report are: ING Index Plus LargeCap Portfolio (“Index Plus LargeCap”), ING Index Plus MidCap Portfolio (“Index Plus MidCap”), and ING Index Plus SmallCap Portfolio (“Index Plus SmallCap”). The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

The Company is authorized to offer four share classes of the Portfolios, referred to as Class ADV, Class I, Class S and Service 2 Class (“Class S2”); however the Portfolios do not currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

ING Investments, LLC serves as the investment adviser (“ING Investments” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. LLC serves as the sub-adviser (“ING IM” or the “Sub-Adviser”) to the Portfolios. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. Investments in open-end mutual funds are valued at net asset value (“NAV”).

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges,

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the fund’s Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio’s books, and

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H.  Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During six months ended June 30, 2013, each Portfolio has purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2013, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of $6,597,648, $6,277,160 and $1,932,070, respectively.

I.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined under procedures approved by the Board.

K.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$267,853,829	$317,901,584
Index Plus MidCap	241,726,004	275,133,060
Index Plus SmallCap	81,472,317	94,737,958

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Index Plus LargeCap	0.35%
Index Plus MidCap	0.40%
Index Plus SmallCap	0.40%

The Investment Adviser entered into a sub-advisory agreement with ING IM with respect to each of the Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Pursuant to the Administration Agreement, IFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION FEES

Class S shares of the Portfolios have adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2013, the following indirect, wholly-owned subsidiaries of ING U.S., Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolios	Percentage
ING Life Insurance and Annuity Company	Index Plus LargeCap	76.55%
	Index Plus MidCap	77.59
	Index Plus SmallCap	60.58

ING USA Annuity and Life Insurance Company	Index Plus LargeCap	18.20
	Index Plus MidCap	17.42
	Index Plus SmallCap	30.30

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other.

The Company has adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Amounts deferred are treated as though invested in various “Notional” funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

ING Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2013, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. Prior to May 24, 2013, the funds to which the Credit Agreement is available were each a party to

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

an unsecured committed revolving line of credit for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2013.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class I
6/30/2013	202,574	—	607,185	(2,350,657)	(1,540,898)	3,407,146	—	10,182,498	(39,337,995)	(25,748,351)
12/31/2012	304,013	—	596,330	(7,189,224)	(6,288,881)	4,537,172	—	8,968,806	(107,234,969)	(93,728,991)
Class S
6/30/2013	14,916	—	127,124	(930,073)	(788,033)	245,768	—	2,117,887	(15,396,648)	(13,032,993)
12/31/2012	81,751	—	120,391	(1,683,897)	(1,481,755)	1,222,247	—	1,799,851	(24,843,902)	(21,821,804)
Index Plus MidCap
Class I
6/30/2013	283,258	—	317,825	(1,318,566)	(717,483)	5,572,616	—	6,251,618	(25,912,352)	(14,088,118)
12/31/2012	439,377	—	261,931	(4,717,409)	(4,016,101)	7,406,262	—	4,505,206	(79,190,296)	(67,278,828)
Class S
6/30/2013	38,645	—	60,593	(498,018)	(398,780)	746,608	—	1,180,347	(9,674,661)	(7,747,706)
12/31/2012	72,117	—	44,505	(1,193,997)	(1,077,375)	1,199,059	—	757,920	(19,886,501)	(17,929,522)
Index Plus SmallCap
Class I
6/30/2013	362,350	—	118,398	(666,477)	(185,729)	6,196,226	—	1,985,532	(11,378,955)	(3,197,197)
12/31/2012	398,791	—	71,947	(2,516,879)	(2,046,141)	5,956,204	—	1,074,889	(37,300,755)	(30,269,662)
Class S
6/30/2013	9,194	—	44,228	(399,881)	(346,459)	155,947	—	735,068	(6,775,341)	(5,884,326)
12/31/2012	46,924	—	17,703	(951,112)	(886,485)	706,979	—	262,188	(13,896,497)	(12,927,330)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security;

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2013, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received
Index Plus LargeCap	$1,025,877	$1,085,255
Index Plus MidCap	$10,346,453	$11,085,683
Index Plus SmallCap	9,683,550	9,928,133

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
	Ordinary Income	Ordinary Income
Index Plus LargeCap	$12,300,385	$10,768,657
Index Plus MidCap	7,431,965	5,263,126
Index Plus SmallCap	2,720,600	1,337,077

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2012 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Index Plus LargeCap	$12,299,752	$37,204,167	$(163,333,482)	2016
			(95,016,629)	2017
			$(258,350,111)
Index Plus MidCap	7,431,611	23,406,677	(51,059,632)	2017
Index Plus SmallCap	2,720,504	7,786,365	(12,299,861)	2017
			(76,170,156)	2018
			$(88,470,017)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2013, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

NOTE 13 — RESTRUCTURING PLAN

The Investment Adviser, the Sub-Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. ING U.S. is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios in connection with the IPO. In addition, shareholders of the Portfolios were asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Portfolios approved new advisory and sub-advisory agreements on April 22, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities’ loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 13 — RESTRUCTURING PLAN (continued)

could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and its operations.

Shareholder Proxy Proposals

At a meeting of the Board on January 9, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Directors of the Company. The Nominees include Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, Joseph E. Obermeyer and Shaun P. Mathews, each of whom was a current member of the Board. In addition, the Board nominated Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler and Roger B. Vincent, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Funds complex. The Nominees were approved by shareholders on April 22, 2013. The election of the Nominees was effective on May 21, 2013. These nominations were, in part, the result of an effort on the part of the Board and another board in the ING Funds complex to consolidate the membership of the boards so that the same members serve on each board in the ING Funds complex. The result is that all ING Funds are now governed by Boards that are comprised of the same individuals.

NOTE 14 — SUBSEQUENT EVENTS

On July 22, 2013, the Portfolios and the Investment Adviser received exemptive relief from the SEC which permits the Investment Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Adviser or of another company that, indirectly or directly wholly owns the Investment Adviser. Reliance on this exemptive relief was approved by shareholders of the Portfolios. For more information, please consult the Supplement to your Prospectus dated August 7, 2013.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	18.7%
Information Technology	16.6%
Health Care	12.3%
Consumer Discretionary	11.8%
Energy	10.8%
Consumer Staples	10.1%
Industrials	9.0%
Telecommunication Services	3.5%
Materials	3.0%
Utilities	2.8%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 11.8%
197,692		Best Buy Co., Inc.	$5,402,923	0.8
250,658		Comcast Corp. — Class A	10,497,557	1.5
118,287	@	Delphi Automotive PLC	5,995,968	0.9
138,340		Gap, Inc.	5,772,928	0.9
120,136		Macy’s, Inc.	5,766,528	0.8
115,012		Starbucks Corp.	7,532,136	1.1
748,153		Other Securities	39,403,166	5.8
			80,371,206	11.8

		Consumer Staples: 10.1%
100,956		Coca-Cola Co.	4,049,345	0.6
149,106		Coca-Cola Enterprises, Inc.	5,242,567	0.8
66,344		Costco Wholesale Corp.	7,335,656	1.1
53,569		JM Smucker Co.	5,525,642	0.8
123,513		Kraft Foods Group, Inc.	6,900,671	1.0
180,212		Procter & Gamble Co.	13,874,522	2.0
537,190		Other Securities	25,799,266	3.8
			68,727,669	10.1

		Energy: 10.8%
68,061		Chevron Corp.	8,054,339	1.2
239,441		ExxonMobil Corp.	21,633,494	3.2
163,993		Halliburton Co.	6,841,788	1.0
76,889		Occidental Petroleum Corp.	6,860,805	1.0
552,477		Other Securities(a)	29,937,203	4.4
			73,327,629	10.8

		Financials: 18.7%
72,866		Ameriprise Financial, Inc.	5,893,402	0.9
56,219	@	Berkshire Hathaway, Inc.	6,292,030	0.9
278,914		JPMorgan Chase & Co.	14,723,870	2.2

COMMON STOCK: (continued)
		Financials: (continued)
161,296		Lincoln National Corp.	$5,882,465	0.9
163,358		ProLogis, Inc.	6,161,864	0.9
71,987		Prudential Financial, Inc.	5,257,211	0.8
75,885		Travelers Cos., Inc.	6,064,729	0.9
44,573		Visa, Inc.	8,145,716	1.2
316,023		Wells Fargo & Co.	13,042,269	1.9
1,995,701		Other Securities	55,292,057	8.1
			126,755,613	18.7

		Health Care: 12.3%
89,463		Amgen, Inc.	8,826,420	1.3
64,117	@	Celgene Corp.	7,495,918	1.1
172,764	@	Gilead Sciences, Inc.	8,847,244	1.3
153,585		Johnson & Johnson	13,186,808	1.9
45,823		McKesson Corp.	5,246,733	0.8
197,164		Merck & Co., Inc.	9,158,268	1.4
242,355		Pfizer, Inc.	6,788,364	1.0
394,112		Other Securities	24,081,654	3.5
			83,631,409	12.3

		Industrials: 9.0%
70,002		Boeing Co.	7,171,005	1.1
82,439		General Dynamics Corp.	6,457,447	0.9
348,569		General Electric Co.	8,083,315	1.2
46,769		Roper Industries, Inc.	5,809,645	0.8
55,849		Union Pacific Corp.	8,616,384	1.3
640,046		Other Securities	25,271,971	3.7
			61,409,767	9.0

		Information Technology: 16.6%
53,420		Apple, Inc.	21,158,594	3.1
441,883		Cisco Systems, Inc.	10,742,176	1.6
275,475		EMC Corp.	6,506,720	1.0
18,722	@	Google, Inc. — Class A	16,482,287	2.4
33,313		International Business Machines Corp.	6,366,447	0.9
99,852		Intuit, Inc.	6,093,968	0.9
274,246		Microsoft Corp.	9,469,714	1.4
152,426	@	NetApp, Inc.	5,758,654	0.9
319,246		Oracle Corp.	9,807,237	1.4
552,764		Other Securities	20,026,169	3.0
			112,411,966	16.6

		Materials: 3.0%
75,864		Eastman Chemical Co.	5,311,239	0.8
260,034		Other Securities	15,265,307	2.2
			20,576,546	3.0

		Telecommunication Services: 3.5%
177,553		AT&T, Inc.	6,285,376	0.9
153,536		CenturyTel, Inc.	5,427,498	0.8
243,659		Verizon Communications, Inc.	12,265,794	1.8
			23,978,668	3.5

See Accompanying Notes to Financial Statements

21

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 2.8%
232,171	CenterPoint Energy, Inc.	$5,453,697	0.8
84,487	DTE Energy Co.	5,661,474	0.8
209,274	Other Securities	7,754,372	1.2
		18,869,543	2.8

	Total Common Stock
	(Cost $589,418,479)	670,060,016	98.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.2%
85,255	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.10%, due 07/01/13 (Repurchase Amount $85,256, collateralized by various U.S. Government Securities, 0.000%–8.125%, Market Value plus accrued interest $86,960, due 07/05/13–11/15/41)	85,255	0.0
1,000,000	Royal Bank of Canada, Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 3.500%–4.000%, Market Value plus accrued interest $1,020,000, due 01/01/42–12/01/42)	1,000,000	0.2
		1,085,255	0.2

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.3%
9,226,715	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $9,226,715)	$9,226,715	1.3

	Total Short-Term Investments
	(Cost $10,311,970)	10,311,970	1.5

	Total Investments in Securities (Cost $599,730,449)	$680,371,986	100.1
	Liabilities in Excess of Other Assets	(580,745)	(0.1)
	Net Assets	$679,791,241	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $602,398,213.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$89,186,133
Gross Unrealized Depreciation	(11,212,360)
Net Unrealized Appreciation	$77,973,773

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$670,060,016	$—	$—	$670,060,016
Short-Term Investments	9,226,715	1,085,255	—	10,311,970
Total Investments, at fair value	$679,286,731	$1,085,255	$—	$680,371,986
Liabilities Table
Other Financial Instruments+
Futures	$(100,565)	$—	$—	$(100,565)
Total Liabilities	$(100,565)	$—	$—	$(100,565)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

22

ING INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	84	09/20/13	$6,717,060	$(100,565)
			$6,717,060	$(100,565)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$100,565
Total Liability Derivatives		$100,565

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$962,494
Total	$962,494

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(63,189)
Total	$(63,189)

See Accompanying Notes to Financial Statements

23

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	22.2%
Industrials	16.8%
Information Technology	15.7%
Consumer Discretionary	13.3%
Health Care	9.0%
Materials	7.8%
Utilities	4.9%
Consumer Staples	4.5%
Energy	4.4%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 13.3%
101,295	@	Bally Technologies, Inc.	$5,715,064	0.8
146,957		Brinker International, Inc.	5,794,515	0.9
129,119		Cheesecake Factory	5,408,795	0.8
98,447	@	Life Time Fitness, Inc.	4,933,179	0.7
333,355	@	LKQ Corp.	8,583,891	1.3
54,561		Polaris Industries, Inc.	5,183,295	0.8
1,822,494		Other Securities	53,416,990	8.0
			89,035,729	13.3

		Consumer Staples: 4.5%
252,094		Flowers Foods, Inc.	5,558,673	0.8
67,311	@	Green Mountain Coffee Roasters, Inc.	5,052,364	0.8
150,407		Hillshire Brands Co.	4,975,463	0.7
389,122		Other Securities	14,554,018	2.2
			30,140,518	4.5

		Energy: 4.4%
271,679		Patterson-UTI Energy, Inc.	5,258,347	0.8
232,430	@	Superior Energy Services	6,029,234	0.9
535,258		Other Securities(a)	17,743,089	2.7
			29,030,670	4.4

		Financials: 22.2%
54,867	@	Affiliated Managers Group, Inc.	8,994,896	1.4
125,368		American Campus Communities, Inc.	5,097,463	0.8
136,333		Arthur J. Gallagher & Co.	5,956,389	0.9
40,596	@	Everest Re Group Ltd.	5,206,843	0.8
273,747		Fidelity National Financial, Inc.	6,517,916	1.0

COMMON STOCK: (continued)
		Financials: (continued)
238,534		First American Financial Corp.	$5,257,289	0.8
54,305		Jones Lang LaSalle, Inc.	4,949,358	0.7
167,531		National Retail Properties, Inc.	5,763,066	0.9
75,773	@	Signature Bank	6,290,675	0.9
73,921		SL Green Realty Corp.	6,519,093	1.0
67,247	@	SVB Financial Group	5,603,020	0.8
3,401,983		Other Securities(a)	81,691,756	12.2
			147,847,764	22.2

		Health Care: 9.0%
106,478		Community Health Systems, Inc.	4,991,689	0.8
64,099		Cooper Cos., Inc.	7,630,986	1.1
61,520	@	Henry Schein, Inc.	5,890,540	0.9
58,235	@	Mednax, Inc.	5,333,161	0.8
93,717	@	Vertex Pharmaceuticals, Inc.	7,485,177	1.1
601,330		Other Securities(a)	28,886,328	4.3
			60,217,881	9.0

		Industrials: 16.8%
83,470		Acuity Brands, Inc.	6,303,654	0.9
92,882	@	Alaska Air Group, Inc.	4,829,864	0.7
221,022		Ametek, Inc.	9,349,231	1.4
122,832	@	BE Aerospace, Inc.	7,748,243	1.2
101,525	@	Clean Harbors, Inc.	5,130,058	0.8
141,696		Extra Space Storage, Inc.	5,941,313	0.9
90,679		Nordson Corp.	6,284,961	0.9
84,023		Regal-Beloit Corp.	5,448,051	0.8
124,524		Trinity Industries, Inc.	4,786,703	0.7
169,506		Waste Connections, Inc.	6,973,477	1.1
1,593,684		Other Securities(a)	49,585,414	7.4
			112,380,969	16.8

		Information Technology: 15.7%
27,725	@	Alliance Data Systems Corp.	5,019,057	0.8
92,948	@	Ansys, Inc.	6,794,499	1.0
104,416	@	Gartner, Inc.	5,950,668	0.9
124,622	@	Micros Systems, Inc.	5,377,439	0.8
250,776	@	TIBCO Software, Inc.	5,366,606	0.8
231,809	@	Trimble Navigation Ltd.	6,029,352	0.9
3,135,308		Other Securities	69,946,820	10.5
			104,484,441	15.7

		Materials: 7.8%
80,409		Albemarle Corp.	5,008,677	0.8
337,215		Commercial Metals Co.	4,980,666	0.8
74,433		Domtar Corp.	4,949,794	0.7
146,335		Packaging Corp. of America	7,164,562	1.1
412,408		Steel Dynamics, Inc.	6,149,003	0.9

See Accompanying Notes to Financial Statements

24

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: (continued)
153,958	Worthington Industries	$4,882,008	0.7
533,560	Other Securities(a)	18,787,823	2.8
		51,922,533	7.8

	Utilities: 4.9%
282,370	Great Plains Energy, Inc.	6,364,620	0.9
593,059	Other Securities	26,451,370	4.0
		32,815,990	4.9

	Total Common Stock
	(Cost $581,650,310)	657,876,495	98.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc(1): 1.6%
2,632,852	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,632,902, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $2,685,509, due 07/15/13–05/01/51)	2,632,852	0.4
2,632,852	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,632,878, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $2,685,519, due 07/03/13–05/15/37)	2,632,852	0.4
554,275	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $554,282, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $565,361, due 07/05/13–08/15/21)	554,275	0.0

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,632,852	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,632,884, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $2,685,509, due 06/01/18–04/01/43)	$2,632,852	0.4
2,632,852	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,632,887, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,685,509, due 12/04/13–08/27/32)	2,632,852	0.4
		11,085,683	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
9,936,608	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $9,936,608)	9,936,608	1.5

	Total Short-Term Investments
	(Cost $21,022,291)	21,022,291	3.1

	Total Investments in Securities (Cost $602,672,601)	$678,898,786	101.7
	Liabilities in Excess of Other Assets	(11,105,316)	(1.7)
	Net Assets	$667,793,470	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

See Accompanying Notes to Financial Statements

25

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $606,935,372.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$87,186,940
Gross Unrealized Depreciation	(15,223,526)
Net Unrealized Appreciation	$71,963,414

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$89,035,729	$—	$—	$89,035,729
Consumer Staples	30,140,518	—	—	30,140,518
Energy	29,030,670	—	—	29,030,670
Financials	147,847,764	—	—	147,847,764
Health Care	60,217,881	—	—	60,217,881
Industrials	112,380,969	—	—	112,380,969
Information Technology	103,635,804	848,637	—	104,484,441
Materials	51,922,533	—	—	51,922,533
Utilities	32,815,990	—	—	32,815,990
Total Common Stock	657,027,858	848,637	—	657,876,495
Short-Term Investments	9,936,608	11,085,683	—	21,022,291
Total Investments, at fair value	$666,964,466	$11,934,320	$—	$678,898,786
Liabilities Table
Other Financial Instruments+
Futures	$(53,135)	$—	$—	$(53,135)
Total Liabilities	$(53,135)	$—	$—	$(53,135)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	57	09/20/13	$6,600,030	$(53,135)
			$6,600,030	$(53,135)

See Accompanying Notes to Financial Statements

26

ING INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$53,135
Total Liability Derivatives		$53,135

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,174,720
Total	$1,174,720

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(78,825)
Total	$(78,825)

See Accompanying Notes to Financial Statements

27

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Sector Diversification
as of June 30, 2013
(as a percentage of net assets)

Financials	21.1%
Information Technology	17.5%
Consumer Discretionary	16.4%
Industrials	15.7%
Health Care	11.3%
Materials	6.1%
Energy	4.4%
Consumer Staples	3.3%
Utilities	2.9%
Telecommunication Services	0.2%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.9%
		Consumer Discretionary: 16.4%
40,393	@	Childrens Place Retail Stores, Inc.	$2,213,536	0.7
38,210	@, L	Coinstar, Inc.	2,241,781	0.7
28,372		DineEquity, Inc.	1,953,979	0.7
90,281		Finish Line	1,973,543	0.7
36,050	@	Hibbett Sporting Goods, Inc.	2,000,775	0.7
57,986	@	Jack in the Box, Inc.	2,278,270	0.8
96,111		La-Z-Boy, Inc.	1,948,170	0.7
46,225		Monro Muffler, Inc.	2,221,111	0.7
29,289	@	Papa John’s International, Inc.	1,914,622	0.6
50,924		Pool Corp.	2,668,927	0.9
1,005,802		Other Securities(a)	27,127,065	9.2
			48,541,779	16.4

		Consumer Staples: 3.3%
35,823		Casey’s General Stores, Inc.	2,155,112	0.7
33,814		Sanderson Farms, Inc.	2,245,926	0.8
141,374		Other Securities	5,382,902	1.8
			9,783,940	3.3

		Energy: 4.4%
71,942	@	Carrizo Oil & Gas, Inc.	2,038,117	0.7
746,148		Other Securities(a)	10,767,399	3.7
			12,805,516	4.4

		Financials: 21.1%
45,520		Cash America International, Inc.	2,069,339	0.7
49,529		EPR Properties	2,489,823	0.9
52,479		Financial Engines, Inc.	2,392,518	0.8
101,364		LaSalle Hotel Properties	2,503,691	0.9

COMMON STOCK: (continued)
		Financials: (continued)
43,609		MarketAxess Holdings, Inc.	$2,038,721	0.7
19,424	@	Portfolio Recovery Associates, Inc.	2,984,109	1.0
99,160		PrivateBancorp, Inc.	2,103,184	0.7
58,809		ProAssurance Corp.	3,067,477	1.0
50,806	@	Stifel Financial Corp.	1,812,250	0.6
213,938		Susquehanna Bancshares, Inc.	2,749,103	0.9
87,249		Tanger Factory Outlet Centers, Inc.	2,919,351	1.0
55,727		Wintrust Financial Corp.	2,133,229	0.7
1,268,980		Other Securities(a)	33,138,318	11.2
			62,401,113	21.1

		Health Care: 11.3%
37,991	@	Centene Corp.	1,993,008	0.7
27,952		Chemed Corp.	2,024,563	0.7
15,986	@	MWI Veterinary Supply, Inc.	1,970,115	0.7
29,622	@	Salix Pharmaceuticals Ltd.	1,959,495	0.6
1,047,158		Other Securities(a)	25,507,037	8.6
			33,454,218	11.3

		Industrials: 15.7%
83,330		Actuant Corp.	2,747,390	0.9
43,541		EnerSys	2,135,251	0.7
39,689	@	EnPro Industries, Inc.	2,014,614	0.7
82,609		Healthcare Services Group	2,025,573	0.7
55,738	@	HUB Group, Inc.	2,029,978	0.7
60,869	@	Old Dominion Freight Line	2,533,368	0.9
35,820	@	Teledyne Technologies, Inc.	2,770,677	1.0
60,552		Toro Co.	2,749,666	0.9
45,024		Watts Water Technologies, Inc.	2,041,388	0.7
845,218		Other Securities	25,160,095	8.5
			46,208,000	15.7

		Information Technology: 17.5%
37,540	@, L	CACI International, Inc.	2,383,415	0.8
57,236		j2 Global, Inc.	2,433,102	0.8
75,510	@	LogMeIn, Inc.	1,846,975	0.6
87,554	@	Microsemi Corp.	1,991,854	0.7
81,514		MKS Instruments, Inc.	2,163,382	0.7
65,397	@	Plexus Corp.	1,954,716	0.7
87,504	@	Progress Software Corp.	2,013,467	0.7
48,991	@	SYNNEX Corp.	2,071,339	0.7
1,589,826		Other Securities(a)	34,924,305	11.8
			51,782,555	17.5

See Accompanying Notes to Financial Statements

28

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 6.1%
50,110	Buckeye Technologies, Inc.	$1,856,074	0.6
60,085	HB Fuller Co.	2,271,814	0.8
45,365	Schweitzer-Mauduit International, Inc.	2,262,806	0.8
525,286	Other Securities	11,672,800	3.9
		18,063,494	6.1
	Telecommunication Services: 0.2%
13,090	Other Securities	650,049	0.2
	Utilities: 2.9%
58,599	El Paso Electric Co.	2,069,131	0.7
143,046	Other Securities	6,472,016	2.2
		8,541,147	2.9

	Total Common Stock
	(Cost $255,362,822)	292,231,811	98.9

RIGHTS: —%
	Materials: —%
15,300	Other Securities	—	—

	Total Rights
	(Cost $—)	—	—

	Total Long-Term Investments
	(Cost $255,362,822)	292,231,811	98.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
	Securities Lending Collateralcc(1): 3.4%
2,357,934	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,357,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $2,405,093, due 07/15/13–05/01/51)	2,357,934	0.8
2,357,934	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $2,357,961, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $2,405,093, due 12/01/17–06/01/43)	2,357,934	0.8

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
2,357,934	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,357,982, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $2,405,093, due 06/01/17–03/01/48)	$2,357,934	0.8
2,357,934	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,357,982, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $2,405,093, due 07/01/32–07/01/43)	2,357,934	0.8
496,397	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $496,401, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $506,338, due 01/15/25–02/15/43)	496,397	0.2
		9,928,133	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
2,145,559	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $2,145,559)	2,145,559	0.7

	Total Short-Term Investments
	(Cost $12,073,692)	12,073,692	4.1

	Total Investments in Securities (Cost $267,436,514)	$304,305,503	103.0
	Liabilities in Excess of Other Assets	(8,789,845)	(3.0)
	Net Assets	$295,515,658	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

29

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $268,719,201.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$41,605,349
Gross Unrealized Depreciation	(6,019,047)
Net Unrealized Appreciation	$35,586,302

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$292,231,811	$—	$—	$292,231,811
Rights	—	—	—	—
Short-Term Investments	2,145,559	9,928,133	—	12,073,692
Total Investments, at fair value	$294,377,370	$9,928,133	$—	$304,305,503
Liabilities Table
Other Financial Instruments+
Futures	$(1,564)	$—	$—	$(1,564)
Total Liabilities	$(1,564)	$—	$—	$(1,564)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Summary Portfolio of Investments.

ING Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	11	09/20/13	$1,072,170	$(1,564)
			$1,072,170	$(1,564)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$1,564
Total Liability Derivatives		$1,564

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

30

ING INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the six months ended June 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$354,969
Total	$354,969

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,800)
Total	$(1,800)

See Accompanying Notes to Financial Statements

31

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Variable Portfolios, Inc. Registrant was held April 22, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposals:

1	To approve a new investment advisory agreement for each Portfolio with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2	To approve a new investment sub-advisory agreement for each Portfolio between ING Investments and ING IM prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

4	To approve a modification to the current manager-of-managers policy to permit ING Investments, subject to prior approval by the Board, to enter into and materially amend agreements with wholly owned sub-advisers without obtaining the approval of the Portfolio’s shareholders.

5	To elect 13 nominees to the Board.

ING Index Plus LargeCap Portfolio	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	1*	26,723,916.637	1,733,984.316	2,791,301.000	0.000	31,249,201.953
	2*	26,445,605.472	1,942,862.481	2,860,734.000	0.000	31,249,201.953
	4*	25,200,553.241	3,474,637.712	2,574,011.000	0.000	31,249,201.953

*    Proposals Passed

ING Index Plus MidCap Portfolio	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	1*	23,445,996.000	1,568,763.000	2,132,620.000	0.000	27,147,379.000
	2*	23,450,002.667	1,490,428.667	2,206,947.666	0.000	27,147,379.000
	4*	22,379,128.334	2,672,580.333	2,095,670.333	0.000	27,147,379.000

*    Proposals Passed

ING Index Plus SmallCap Portfolio	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
	1*	12,372,270.000	643,568.000	1,256,099.000	0.000	14,271,937.000
	2*	12,322,068.000	648,177.000	1,301,692.000	0.000	14,271,937.000
	4*	11,776,077.000	1,256,511.000	1,239,349.000	0.000	14,271,937.000

*    Proposals Passed

ING Variable Portfolios, Inc.	Proposal	For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	5*	980,377,634.237	49,269,114.925	0.000	0.000	1,029,646,749.162
John V. Boyer	5*	980,864,708.237	48,782,040.925	0.000	0.000	1,029,646,749.162
Patricia W. Chadwick	5*	980,769,531.237	48,877,217.925	0.000	0.000	1,029,646,749.162
Albert E. DePrince, Jr.	5*	979,807,468.973	49,839,280.189	0.000	0.000	1,029,646,749.162
Peter S. Drotch	5*	981,149,180.973	48,497,568.189	0.000	0.000	1,029,646,749.162
J. Michael Earley	5*	981,054,494.237	48,592,254.925	0.000	0.000	1,029,646,749.162
Martin J. Gavin	5*	981,585,764.237	48,060,984.925	0.000	0.000	1,029,646,749.162
Russell H. Jones	5*	981,602,525.973	48,044,223.189	0.000	0.000	1,029,646,749.162
Patrick W. Kenny	5*	980,748,578.973	48,898,170.189	0.000	0.000	1,029,646,749.162
Shaun P. Mathews	5*	981,535,233.237	48,111,515.925	0.000	0.000	1,029,646,749.162
Joseph E. Obermeyer	5*	980,237,431.237	49,409,317.925	0.000	0.000	1,029,646,749.162
Sheryl K. Pressler	5*	980,025,511.237	49,621,237.925	0.000	0.000	1,029,646,749.162
Roger B. Vincent	5*	980,862,692.237	48,784,056.925	0.000	0.000	1,029,646,749.162

*    Proposal Passed

32

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

SEPARATION PLAN — FACTORS CONSIDERED BY THE BOARD

The divestiture of ING U.S., Inc. (“ING U.S.”) by ING Groep (the “Separation Plan”) contemplates one or more transactions, commencing with an initial public offering of ING U.S. common stock (the “IPO”), that are expected to result in a direct or indirect “Change of Control Event” for ING Investments, LLC (“ING Investments”) and ING Investment Management Co. LLC (“ING IM”), which in turn will result in the automatic termination of the advisory agreement for each Portfolio with ING Investments (each a “Current Advisory Agreement”) and the sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (each a “Current Sub-Advisory Agreement” and collectively with the Current Advisory Agreements, the “Current Agreements”). The decision by the Board, including a majority of the Independent Directors, to approve a new investment advisory agreement for the Portfolios with ING Investments (the “Proposed Advisory Agreement”) and a new investment sub-advisory agreement between ING Investments and ING IM with respect to each Portfolio (the “Proposed Sub-Advisory Agreements,” and collectively with the Proposed Advisory Agreement, the “Proposed Agreements”) and to recommend approval of the Proposed Agreements by shareholders of the Portfolios was based on a determination by the Board that it would be consistent with the interests of the shareholders of each Portfolio for ING Investments and ING IM to continue providing investment advisory, sub-advisory and related services for the Portfolios, without interruption, as consummation of the Separation Plan proceeds.

Prior to taking any action to approve the Proposed Agreements, the Board, acting primarily through its Contracts Committee, conducted a thorough review of the quality, extent and nature of the services currently being provided by ING Investments and ING IM under the Current Agreements and to be provided under the Proposed Agreements. The Contracts Committee is a committee comprised of all of the Independent Directors and exclusively of the Independent Directors. A substantial portion of this review was conducted as part of, and in conjunction with, the Contracts Committee’s annual review of the Current Agreements, which were most recently approved for continuation at a meeting of the Board held on December 12, 2012. A description of the process followed by the Contracts Committee and the Board in approving continuation of the Current Agreements, including the information reviewed, material factors considered and related conclusions reached in approving continuation of the Current Agreements, is set forth in the Portfolios’ Annual Report, dated December 31, 2012, under the section titled “BOARD CONSIDERATIONS IN APPROVING CONTINUATION OF THE CURRENT INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS” (the “Current Agreement Considerations”).

Each of the material factors considered and related conclusions reached by the Board in connection with the decision to approve continuation of the Current Agreements was also a material factor considered and related conclusion reached by the Board in connection with the decision to approve the Proposed Agreements. As described in greater detail in the Current Agreement Considerations, these factors and conclusions related to, among other things: (1) the nature, extent and quality of the services to be provided under the Proposed Agreements; (2) the performance of the Portfolios; (3) the management fees, sub-advisory fees and other expenses of the Portfolios; (4) the profits realized by ING Investments and its affiliates from operating the Portfolios; and (5) the extent to which benefits from economies of scale can be expected to be realized by the Portfolios, ING Investments and its affiliates as assets of the Portfolios grow.

In addition to the information identified in the Current Agreement Considerations, the Contracts Committee requested and evaluated other information relating to the potential impact of implementation of the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of ING Investments and ING IM. Among other things, the Contracts Committee, acting through independent legal counsel to the Independent Directors (“Independent Counsel”), prepared and delivered to ING Investments written inquiries regarding the IPO, the Separation Plan, and the potential impact of the IPO and the Separation Plan on the Portfolios, if any, and on the business and operations of ING U.S. and its affiliated entities, including ING Investments and ING IM. Written and oral responses to these inquiries were received and considered by the Contracts Committee prior to making its recommendations to the Board.

In connection with its consideration of the Proposed Agreements, the Contracts Committee reviewed the preliminary registration statement on Form S-1 of ING U.S. filed with the Securities and Exchange Commission on November 9, 2012 (the “S-1 Registration”) relating to the proposed IPO and participated in meetings with senior management of ING U.S., ING Investments, and ING IM regarding the information presented in the S-1 Registration and related matters. Among other things,

33

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the Contracts Committee considered the arrangements anticipated to be in place between ING Groep and ING U.S. during the course of the Separation Plan, the anticipated use of the potential proceeds that may be realized from the IPO and potential capital structure of ING U.S. following the IPO, as well as the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by subsidiary insurance companies of ING U.S. To assist them in their review and consideration of the S-1 Registration and related matters, the Independent Directors retained the services of special independent counsel (“Special Counsel”), which had retained the services of an independent investment banking firm with extensive experience relating to business operations of the type to be conducted by ING U.S. The Independent Directors met with Independent Counsel, Special Counsel and the investment banking firm retained by Special Counsel to discuss and consider ING U.S.’s anticipated business plan and capitalization (as presented in the S-1 Registration and related information provided by ING Investments and its affiliates), including the potential implications to ING Investments and its non-insurance affiliates of insurance regulations and related capitalization requirements.

During the course of their consideration of the Current Agreements and the Proposed Agreements, the Independent Directors met with senior management representatives of ING U.S. and received information regarding: (1) the anticipated management and organizational structure of ING U.S. and its affiliates; (2) the anticipated capital structure of ING U.S. following the IPO and during the implementation of other components of the Separation Plan; (3) the lines of business in which ING U.S. is expected to operate following the IPO; and (4) the actions being taken to retain and promote continuity of key investment management and other professional personnel of ING Investments and ING IM. In addition, beginning in 2011 and periodically throughout 2012, the Independent Directors met with and received reports from senior management of ING Investments and its affiliates regarding, among other things, the financial condition and results of operations of ING U.S. and its investment management line of business, organizational and personnel changes within ING U.S. and actions being taken by ING U.S. in preparation for the proposed IPO and implementation of the Separation Plan. The Independent Directors also received and reviewed copies of financial statements of ING U.S. as and when such statements became publicly available, including most recently the financial statements of ING U.S. for the quarter ended September 30, 2012.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on January 9, 2013, the Board, including all of the Independent Directors/Trustees, acting on the recommendation of the Contracts Committee, voted to approve the Proposed Agreements and to recommend approval of the Proposed Agreements by shareholders of the Portfolios. The conclusions reached by the Contracts Committee and the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director/Trustee may have afforded a different weight to the various factors in reaching conclusions with respect to each of the Proposed Agreements.

34

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-AIP (0613-081613)

ITEM 2.        CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.        SCHEDULE OF INVESTMENTS.

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 61.9%
		Consumer Discretionary: 8.0%
4,290	@	AMC Networks, Inc.	$280,609	0.1
5,182		Bayerische Motoren Werke AG	452,263	0.1
104,191		Best Buy Co., Inc.	2,847,540	0.5
31,301		Brinker International, Inc.	1,234,198	0.2
93,842		Comcast Corp. — Class A	3,930,103	0.8
64,591	@	Delphi Automotive PLC	3,274,118	0.6
5,565		DineEquity, Inc.	383,262	0.1
20,950	@	Discovery Communications, Inc.—Class A	1,617,549	0.3
14,750		Dynam Japan Holdings Co. Ltd.	26,815	0.0
106,500		Esprit Holdings Ltd.	156,941	0.0
20,000		Fuji Heavy Industries Ltd.	493,885	0.1
36,850		Gap, Inc.	1,537,750	0.3
24,894		GNC Holdings, Inc.	1,100,564	0.2
422	@	Groupe Fnac	8,943	0.0
5,760		Grupo Televisa SAB ADR	143,078	0.0
14,451		Harley-Davidson, Inc.	792,204	0.2
15,860		Home Depot, Inc.	1,228,674	0.2
763		Hyundai Mobis	181,650	0.0
1,726		Hyundai Motor Co.	338,521	0.1
2,948		Kia Motors Corp.	159,199	0.0
3,349	@	Liberty Media Corp.	424,519	0.1
14,940	@	Lions Gate Entertainment Corp.	410,402	0.1
7,890	@	LKQ Corp.	203,168	0.0
9,611		Lowe’s Cos., Inc.	393,090	0.1
77,018		Macy’s, Inc.	3,696,864	0.7
5,740	@	The Madison Square Garden, Inc.	340,095	0.1
37,072	@	Michael Kors Holdings Ltd.	2,299,205	0.4
4,417		Naspers Ltd.	326,026	0.1
18,610		Newell Rubbermaid, Inc.	488,513	0.1
57,400		Nissan Motor Co., Ltd.	575,298	0.1
28,784	@	Penn National Gaming, Inc.	1,521,522	0.3
3,300		Polaris Industries, Inc.	313,500	0.1
3,562		PPR	724,817	0.1
34,084		Reed Elsevier NV	567,649	0.1
8,903		Renault S.A.	599,681	0.1
11,030		Ross Stores, Inc.	714,854	0.1
6,330		Six Flags Entertainment Corp.	222,563	0.0
43,573		Starbucks Corp.	2,853,596	0.6
16,500		Toyota Motor Corp.	995,244	0.2
11,190	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,120,790	0.2
10,846	@	Urban Outfitters, Inc.	436,226	0.1
17,977		Walt Disney Co.	1,135,248	0.2
37,998		WPP PLC	649,497	0.1
5,365		Wyndham Worldwide Corp.	307,039	0.1
107,700		Yue Yuen Industrial Holdings	278,326	0.1
			41,785,598	8.0

		Consumer Staples: 5.7%
64,000		Ajinomoto Co., Inc.	938,833	0.2
20,400		Asahi Group Holdings, Ltd.	505,344	0.1
7,321		BRF SA ADR	158,939	0.0
10,568		British American Tobacco PLC	542,032	0.1
26,638		Carrefour S.A.	731,653	0.1
7,687	@	Cia de Bebidas das Americas ADR	287,109	0.1
43,173		Coca-Cola Co.	1,731,669	0.3
39,860		Coca-Cola Enterprises, Inc.	1,401,478	0.3
9,400		ConAgra Foods, Inc.	328,342	0.1
22,056		Costco Wholesale Corp.	2,438,732	0.5
9,560		CVS Caremark Corp.	546,641	0.1
16,341		Estee Lauder Cos., Inc.	1,074,747	0.2
2,177		Fomento Economico Mexicano SAB de CV ADR	224,645	0.0
14,660		Hershey Co.	1,308,845	0.3
25,252		Hillshire Brands Co.	835,336	0.2
12,941		Imperial Tobacco Group PLC	448,727	0.1
15,400		Japan Tobacco, Inc.	543,582	0.1
7,092		JM Smucker Co.	731,540	0.1
48,811		Kraft Foods Group, Inc.	2,727,070	0.5
2,910		Magnit OJSC GDR	166,121	0.0
48,247		Mondelez International, Inc.	1,376,487	0.3
12,540	@	Monster Beverage Corp.	762,056	0.1
16,248		Nestle S.A.	1,066,200	0.2
30,340		Philip Morris International, Inc.	2,628,051	0.5
41,574		Procter & Gamble Co.	3,200,782	0.6
149,752		Tesco PLC	754,128	0.2
44,875		Whole Foods Market, Inc.	2,310,165	0.4
			29,769,254	5.7

		Energy: 5.9%
20,972		Anadarko Petroleum Corp.	1,802,124	0.3
12,900		BP PLC ADR	538,446	0.1
9,700	@	Cameron International Corp.	593,252	0.1
286,000		China Petroleum & Chemical Corp.	200,133	0.0
38,000		China Shenhua Energy Co., Ltd.	96,599	0.0
200,000		CNOOC Ltd.	334,983	0.1
9,334		ConocoPhillips	564,707	0.1
10,546	@	Continental Resources, Inc.	907,589	0.2
35,662		ENI S.p.A.	731,922	0.1
6,765	@	Ensco PLC	393,182	0.1
11,721		EOG Resources, Inc.	1,543,421	0.3
4,872		EQT Corp.	386,690	0.1
66,065		ExxonMobil Corp.	5,968,973	1.1
66,212		Gazprom OAO ADR	435,675	0.1
47,037		Halliburton Co.	1,962,384	0.4
5,710		Lukoil OAO ADR	327,231	0.1
12,689		Marathon Oil Corp.	438,785	0.1
30,605	@	Noble Corp.	1,150,136	0.2
1,020		NovaTek OAO GDR	121,733	0.0
1,070	@	Oasis Petroleum, Inc.	41,591	0.0
29,158		Occidental Petroleum Corp.	2,601,768	0.5
19,800		Patterson-UTI Energy, Inc.	383,229	0.1
236,000		PetroChina Co., Ltd.	255,908	0.1
23,503		Petroleo Brasileiro SA ADR	344,554	0.1
27,923		Range Resources Corp.	2,159,006	0.4
54,568	@	Rowan Companies PLC	1,859,132	0.3
6,396		Royal Dutch Shell PLC—Class A ADR	408,065	0.1
54,160		Royal Dutch Shell PLC—Class A	1,730,098	0.3

See Accompanying Notes to Financial Statements

1

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
6,146		Sasol Ltd.	$267,583	0.1
10,481		Statoil ASA ADR	216,852	0.0
25,448		Statoil ASA	525,707	0.1
14,070	@	Superior Energy Services	364,976	0.1
4,129		Technip S.A.	419,637	0.1
11,004		Total S.A.	537,468	0.1
			30,613,539	5.9

		Financials: 12.2%
135,432		Aegon NV	908,616	0.2
3,520	@	Affiliated Managers Group, Inc.	577,069	0.1
241,000		Agricultural Bank of China Ltd.	98,518	0.0
157,900		AIA Group Ltd.	665,233	0.1
14,774		AllianceBernstein Holding LP	307,595	0.1
11,500		American Campus Communities, Inc.	467,590	0.1
25,028		Ameriprise Financial, Inc.	2,024,265	0.4
61,057		Arthur J. Gallagher & Co.	2,667,580	0.5
25,995		Australia & New Zealand Banking Group Ltd.	674,816	0.1
50,241		AXA S.A.	990,381	0.2
23,535		Banco Bradesco SA ADR	306,190	0.1
842,000		Bank of China Ltd.	344,938	0.1
260,407		Barclays PLC	1,109,013	0.2
75,340		Banco Bilbao Vizcaya Argentaria S.A.	633,144	0.1
2,760		Blackrock, Inc.	708,906	0.1
36,740		Blackstone Group LP	773,744	0.1
807,000		China Construction Bank	567,094	0.1
83,000		China Life Insurance Co., Ltd.	193,184	0.1
46,000		China Overseas Land & Investment Ltd.	119,759	0.0
12,200	@	CIT Group, Inc.	568,886	0.1
45,650		Citigroup, Inc.	2,189,830	0.4
14,400		Comerica, Inc.	573,552	0.1
26,910	@	Credit Suisse Group	712,418	0.1
42,912	@	Danske Bank A/S	732,034	0.2
26,941		DCT Industrial Trust, Inc.	192,628	0.0
31,778		DDR Corp.	529,104	0.1
7,200		Discover Financial Services	343,008	0.1
39,311		DnB NOR ASA	570,271	0.1
24,690		Equifax, Inc.	1,454,982	0.3
2,618		Equity Lifestyle Properties, Inc.	205,749	0.0
17,012		Fidelity National Financial, Inc.	405,056	0.1
121,943		Fifth Third Bancorp.	2,201,071	0.4
13,447		First Republic Bank	517,440	0.1
17,200		Hartford Financial Services Group, Inc.	531,824	0.1
63,053		Host Hotels & Resorts, Inc.	1,063,704	0.2
70,971		HSBC Holdings PLC	734,707	0.2
4,775		ICICI Bank Ltd. ADR	182,644	0.0
825,000		Industrial and Commercial Bank of China Ltd.	517,054	0.1
2,500	@	IntercontinentalExchange, Inc.	444,400	0.1
73,396	@	Invesco Ltd.	2,333,993	0.4
28,079		Itau Unibanco Holding S.A. ADR	362,781	0.1
66,278		JPMorgan Chase & Co.	3,498,816	0.7
4,320		KB Financial Group, Inc.	128,121	0.0
21,705		KBC Groep NV	809,145	0.2
22,223		Lincoln National Corp.	810,473	0.2
2,800		M&T Bank Corp.	312,900	0.1
7,000		Mid-America Apartment Communities, Inc.	474,390	0.1
25,000		Mitsubishi Estate Co., Ltd.	665,597	0.1
299,700		Mizuho Financial Group, Inc.	622,385	0.1
12,192		Nasdaq Stock Market, Inc.	399,776	0.1
69,100		Nomura Holdings, Inc.	508,629	0.1
39,873		Nordea Bank AB	445,272	0.1
21,000		Ping An Insurance Group Co. of China Ltd.	140,189	0.0
7,039		PNC Financial Services Group, Inc.	513,284	0.1
8,364		ProAssurance Corp.	436,266	0.1
20,223		ProLogis, Inc.	762,812	0.1
33,397		Prudential Financial, Inc.	2,438,983	0.5
246,766		Regions Financial Corp.	2,351,680	0.5
30,188		Sberbank of Russia ADR	343,841	0.1
12,847		Schroders PLC	426,483	0.1
4,770		Shinhan Financial Group Co., Ltd.	156,399	0.0
6,100		SL Green Realty Corp.	537,959	0.1
19,419		Societe Generale	668,311	0.1
13,480		Standard Bank Group Ltd.	151,902	0.0
23,900		Sumitomo Mitsui Financial Group, Inc.	1,093,976	0.2
8,482		Svenska Handelsbanken AB	339,827	0.1
19,600		Tokio Marine Holdings, Inc.	618,477	0.1
27,040		Travelers Cos., Inc.	2,161,037	0.4
7,095	@	UnumProvident Corp.	208,380	0.0
19,141		US Bancorp.	691,947	0.1
2,600		Ventas, Inc.	180,596	0.0
7,410		Visa, Inc.	1,354,177	0.3
16,900		Webster Financial Corp.	433,992	0.1
13,402		Weingarten Realty Investors	412,379	0.1
93,382		Wells Fargo & Co.	3,853,875	0.7
75,300		Wharf Holdings Ltd.	628,485	0.1
78,355	@	XL Group PLC	2,375,724	0.5
			63,461,256	12.2

		Health Care: 6.9%
41,025		Abbott Laboratories	1,430,952	0.3
17,479	@	Actavis, Inc.	2,206,199	0.4
10,880		Agilent Technologies, Inc.	465,229	0.1
3,290	@	Alexion Pharmaceuticals, Inc.	303,470	0.1
6,550		Allergan, Inc.	551,772	0.1
25,957		Amgen, Inc.	2,560,918	0.5
9,144		Bayer AG	973,562	0.2
12,400		Cardinal Health, Inc.	585,280	0.1
4,550	@	Celgene Corp.	531,940	0.1
2,681		Chemed Corp.	194,185	0.0
12,589		Cigna Corp.	912,577	0.2
10,500		Community Health Systems, Inc.	492,240	0.1
5,510		Cooper Cos., Inc.	655,965	0.1
16,109	@	Covidien PLC	1,012,290	0.2
30,382	@	Express Scripts Holding Co.	1,874,266	0.4
57,704	@	Gilead Sciences, Inc.	2,955,022	0.6
31,834		GlaxoSmithKline PLC	795,735	0.2
47,723		HCA Holdings, Inc.	1,720,891	0.3
5,160	@	Henry Schein, Inc.	494,070	0.1
53,497		Johnson & Johnson	4,593,252	0.9
6,370		McKesson Corp.	729,365	0.1

See Accompanying Notes to Financial Statements

2

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
12,232		Medtronic, Inc.	$629,581	0.1
24,760		Merck & Co., Inc.	1,150,102	0.2
909	@	Mettler Toledo International, Inc.	182,891	0.0
3,660	@	Myriad Genetics, Inc.	98,344	0.0
21,778		Novartis AG	1,542,547	0.3
5,580		Perrigo Co.	675,180	0.1
6,400		Quest Diagnostics	388,032	0.1
998	@	Regeneron Pharmaceuticals, Inc.	224,430	0.0
8,340		Resmed, Inc.	376,384	0.1
6,683		Roche Holding AG—Genusschein	1,658,703	0.3
10,513		Sanofi	1,086,834	0.2
12,202		UnitedHealth Group, Inc.	798,987	0.2
6,260	@	Vertex Pharmaceuticals, Inc.	499,986	0.1
7,706		Zimmer Holdings, Inc.	577,488	0.1
			35,928,669	6.9

		Industrials: 7.1%
10,525		Acuity Brands, Inc.	794,848	0.1
8,122		Adecco S.A.	462,564	0.1
71,229		Ametek, Inc.	3,012,987	0.6
13,825	@	BE Aerospace, Inc.	872,081	0.2
22,217		Boeing Co.	2,275,909	0.4
74,899		CSX Corp.	1,736,908	0.3
9,990		Danaher Corp.	632,367	0.1
35,121		Deutsche Post AG	871,630	0.2
7,900		East Japan Railway Co.	614,877	0.1
7,852		European Aeronautic Defence and Space Co. NV	420,086	0.1
30,720		Extra Space Storage, Inc.	1,288,090	0.2
57,979		Fiat Industrial SpA	645,411	0.1
19,530		Flowserve Corp.	1,054,815	0.2
26,131		Fluor Corp.	1,549,830	0.3
22,231		General Dynamics Corp.	1,741,354	0.3
31,737		General Electric Co.	735,981	0.1
3,105		Hubbell, Inc.	307,395	0.1
4,489	@	IHS, Inc.	468,562	0.1
20,270	@	Ingersoll-Rand PLC—Class A	1,125,390	0.2
61,000		Japan Steel Works Ltd.	334,737	0.1
17,400		KAR Auction Services, Inc.	397,938	0.1
23,500		Komatsu Ltd.	541,251	0.1
30,082		Koninklijke Philips Electronics NV	820,064	0.1
32,900		Mitsubishi Corp.	562,054	0.1
6,064		Nordson Corp.	420,296	0.1
8,000	@	Old Dominion Freight Line	332,960	0.1
28,706		Pall Corp.	1,906,939	0.4
5,558		Regal-Beloit Corp.	360,381	0.1
26,619		Roper Industries, Inc.	3,306,612	0.6
10,226		Siemens AG	1,035,515	0.2
6,292		TransDigm Group, Inc.	986,397	0.2
17,813		Union Pacific Corp.	2,748,190	0.5
6,865	@	Verisk Analytics, Inc.	409,840	0.1
22,200		Waste Connections, Inc.	913,308	0.2
10,343		Watts Water Technologies, Inc.	468,952	0.1
15,908	@	Wesco International, Inc.	1,081,108	0.2
			37,237,627	7.1

		Information Technology: 9.2%
3,000	@	Alliance Data Systems Corp.	543,090	0.1
13,999		Apple, Inc.	5,544,724	1.1
38,537		Applied Materials, Inc.	574,587	0.1
16,560	@	Autodesk, Inc.	562,046	0.1
27,340		Broadcom Corp.	922,998	0.2
17,200		Broadridge Financial Solutions ADR	457,176	0.1
44,323		Cisco Systems, Inc.	1,077,492	0.2
7,070	@	Citrix Systems, Inc.	426,533	0.1
21,804	@	Cognizant Technology Solutions Corp.	1,365,148	0.2
120,760		EMC Corp.	2,852,351	0.5
54,682		Telefonaktiebolaget LM Ericsson	620,085	0.1
11,670	@	F5 Networks, Inc.	802,896	0.1
8,983		Fidelity National Information Services, Inc.	384,832	0.1
24,459		Flir Systems, Inc.	659,659	0.1
5,282	@	Google, Inc.—Class A	4,650,114	0.9
131,900		Hitachi Ltd.	845,149	0.2
112,200	@	Hon Hai Precision Industry Co., Ltd.	274,220	0.1
30,300		Hoya Corp.	623,217	0.1
5,820	@	SK Hynix, Inc.	157,970	0.0
14,554		International Business Machines Corp.	2,781,415	0.5
5,140		Infosys Ltd. ADR	211,717	0.0
31,210		Intuit, Inc.	1,904,746	0.4
93,847		Jabil Circuit, Inc.	1,912,602	0.4
20,290	@	Juniper Networks, Inc.	391,800	0.1
8,252		KLA-Tencor Corp.	459,884	0.1
14,000		MediaTek, Inc.	161,400	0.0
39,019		Microchip Technology, Inc.	1,453,458	0.3
41,360		Microsoft Corp.	1,428,161	0.3
65,236	@	NetApp, Inc.	2,464,616	0.5
25,200		Omron Corp.	751,288	0.1
110,308		Oracle Corp.	3,388,662	0.6
1,236		Samsung Electronics Co., Ltd.	1,444,667	0.3
276,000		Taiwan Semiconductor Manufacturing Co., Ltd.	999,147	0.2
11,400		Tencent Holdings Ltd.	445,138	0.1
59,358	@	TIBCO Software, Inc.	1,270,261	0.2
35,268	@	Trimble Navigation Ltd.	917,321	0.2
18,100	@	Vantiv, Inc.	499,560	0.1
6,300		Western Digital Corp.	391,167	0.1
42,000		Xerox Corp.	380,940	0.1
28,149		Xilinx, Inc.	1,114,982	0.2
			48,117,219	9.2

		Materials: 2.8%
5,200		Albemarle Corp.	323,908	0.1
16,100		ArcelorMittal	180,320	0.0
8,524		BASF AG	760,282	0.2
33,872		BHP Billiton PLC	863,668	0.2
16,467		Celanese Corp.	737,722	0.1
12,628	@	Cemex SAB de CV ADR	133,604	0.0
128,350		China Steel Corp.	104,937	0.0
24,472		Commercial Metals Co.	361,451	0.1
5,700		Domtar Corp.	379,050	0.1
32,857		Eastman Chemical Co.	2,300,319	0.4
34,368		EI Du Pont de Nemours & Co.	1,804,320	0.3
45,000		Formosa Plastics Corp.	108,545	0.0
17,880		International Paper Co.	792,263	0.2
43,742		Israel Chemicals Ltd.	429,566	0.1
10,695		Koninklijke DSM NV	697,240	0.1
519		LG Chem Ltd.	114,293	0.0
10,700		Monsanto Co.	1,057,160	0.2

See Accompanying Notes to Financial Statements

3

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
17,638		Nucor Corp.	$764,078	0.1
11,360		Packaging Corp. of America	556,186	0.1
732		POSCO	190,800	0.1
76,286		Rexam PLC	553,628	0.1
16,136		Rio Tinto PLC	656,238	0.1
22,109		Steel Dynamics, Inc.	329,645	0.1
2,957		Uralkali GDR	97,626	0.0
21,231	@	Vale SA ADR	258,169	0.1
			14,555,018	2.8

		Telecommunication Services: 1.6%
21,473		America Movil S.A.B de CV ADR	467,038	0.1
36,600		CenturyTel, Inc.	1,293,810	0.2
67,500		China Mobile Ltd.	699,088	0.1
43,000		Chunghwa Telecom Co., Ltd.	143,878	0.0
43,419	@	France Telecom S.A.	411,150	0.1
18,965		MTN Group Ltd.	352,738	0.1
8,080	@	SBA Communications Corp.	598,890	0.1
185,100		Singapore Telecommunications Ltd.	548,232	0.1
281,762		Telecom Corp. of New Zealand Ltd.	490,641	0.1
478,068		Telecom Italia S.p.A.	333,212	0.1
39,024		Verizon Communications, Inc.	1,964,468	0.4
380,008	@	Vodafone Group PLC	1,088,987	0.2
			8,392,132	1.6

		Utilities: 2.5%
79,098		CenterPoint Energy, Inc.	1,858,012	0.3
6,436		Cleco Corp.	298,824	0.1
30,329		DTE Energy Co.	2,032,346	0.4
15,000		Edison International	722,400	0.1
11,080		El Paso Electric Co.	391,235	0.1
144,191		Enel S.p.A.	452,464	0.1
8,236		Energen Corp.	430,413	0.1
25,747		Entergy Corp.	1,794,051	0.3
27,546		Fortum OYJ	516,026	0.1
23,288	@	Gas Natural SDG S.A.	469,194	0.1
46,104		Great Plains Energy, Inc.	1,039,184	0.2
65,800		Power Assets Holdings Ltd.	566,407	0.1
24,033		Sempra Energy	1,964,938	0.4
51,545		Suez Environnement S.A.	666,189	0.1
			13,201,683	2.5

		Total Common Stock (Cost $293,897,457)	323,061,995	61.9

EXCHANGE-TRADED FUNDS: 8.0%
235,400		iShares iBoxx $ High Yield Corporate Bond Fund	21,388,444	4.1
512,100		SPDR Barclays Capital High Yield Bond ETF	20,222,829	3.9

		Total Exchange-Traded Funds (Cost $42,354,959)	41,611,273	8.0

PREFERRED STOCK: 0.2%
		Financials: 0.2%
2,425	@	Aspen Insurance Holdings Ltd.	61,838	0.0
3,833	@,P	The Bank of New York Mellon Corp.	90,727	0.0
5,251	@,P	Discover Financial Services	131,800	0.0
9,000	@,P	Goldman Sachs Group, Inc./The	217,260	0.1
4,657	@,P	PNC Financial Services Group, Inc.	125,227	0.0
1,884	@,P	US Bancorp	51,640	0.0
3,330	@,P	US Bancorp	93,573	0.0
6,000	@,P	US Bancorp	140,700	0.1

		Total Preferred Stock (Cost $909,583)	912,765	0.2

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
4	@	Groupe Fnac	10	0.0

		Total Rights (Cost $—)	10	0.0

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 6.7%
		Consumer Discretionary: 0.5%
76,000		AutoZone, Inc., 3.125%, 07/15/23	71,074	0.0
69,000		Brinker International, Inc., 2.600%, 05/15/18	67,586	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	167,580	0.1
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	129,357	0.1
70,000	#	COX Communications, Inc., 4.500%, 06/30/43	60,541	0.0
51,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	49,053	0.0
224,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	200,733	0.1
80,000	#	DISH DBS Corp., 4.250%, 04/01/18	78,800	0.0
98,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	90,523	0.0
166,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	143,432	0.1
115,000		Mediacom, LLC, 7.250%, 02/15/22	121,613	0.0
42,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	39,409	0.0
137,000		News America, Inc., 3.000%, 09/15/22	128,039	0.0
100,000		News America, Inc., 6.900%, 03/01/19	120,879	0.0
100,000		Time Warner, Inc., 5.875%, 11/15/40	91,987	0.0
101,000		Time Warner, Inc., 6.500%, 11/15/36	114,694	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	128,255	0.0
102,000	#	Viacom, Inc., 4.375%, 03/15/43	86,944	0.0
112,000		WPP Finance 2010, 5.125%, 09/07/42	103,829	0.0
305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	333,975	0.1
			2,328,303	0.5

See Accompanying Notes to Financial Statements

4

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

		Consumer Staples: 0.1%
120,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	$118,181	0.0
91,000		Diageo Capital PLC, 2.625%, 04/29/23	84,783	0.0
110,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	105,463	0.0
70,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	73,675	0.0
156,000		Kraft Foods, Inc., 6.500%, 08/11/17	181,484	0.1
40,000		Smithfield Foods, Inc., 7.750%, 07/01/17	44,300	0.0
81,000		Walgreen Co., 3.100%, 09/15/22	76,868	0.0
72,000		Walgreen Co., 4.400%, 09/15/42	65,041	0.0
			749,795	0.1

		Energy: 0.7%
200,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	160,500	0.0
141,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	162,248	0.0
326,000		BP Capital Markets PLC, 2.750%, 05/10/23	301,876	0.1
75,000		Chesapeake Energy Corp., 6.625%, 08/15/20	81,000	0.0
90,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	89,550	0.0
151,000		Devon Energy Corp., 5.600%, 07/15/41	157,185	0.0
114,000		Enbridge Energy Partners, 9.875%, 03/01/19	148,995	0.0
83,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	84,289	0.0
210,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	272,741	0.1
90,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	80,289	0.0
39,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	45,447	0.0
98,000		FMC Technologies, Inc., 3.450%, 10/01/22	94,006	0.0
200,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	216,900	0.1
600,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	84,364	0.0
112,000		Marathon Petroleum Corp., 6.500%, 03/01/41	128,473	0.0
101,000		Murphy Oil Corp., 2.500%, 12/01/17	99,684	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	59,046	0.0
60,000		ONEOK Partners L.P., 3.375%, 10/01/22	55,235	0.0
235,000		Phillips 66, 2.950%, 05/01/17	242,341	0.1
140,000		Plains Exploration & Production Co., 7.625%, 04/01/20	154,778	0.0
150,560	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	154,324	0.0
400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	351,000	0.1
200,000		Transocean, Inc., 2.500%, 10/15/17	197,781	0.1
90,000		Transocean, Inc., 3.800%, 10/15/22	85,846	0.0
187,000		Weatherford International Ltd., 5.950%, 04/15/42	177,504	0.1
			3,685,402	0.7

		Financials: 2.9%
277,000		Aegon NV, 2.055%, 07/29/49	196,670	0.1
80,000		Aflac, Inc., 3.625%, 06/15/23	77,872	0.0
147,000		American International Group, Inc., 6.400%, 12/15/20	170,655	0.0
181,000		American International Group, Inc., 8.175%, 05/15/58	221,725	0.1
134,000		American Tower Corp., 4.500%, 01/15/18	143,010	0.0
145,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	134,318	0.0
BRL 868,000	#	Banco Votorantim SA, 6.250%, 05/16/16	429,847	0.1
314,000		Bank of America Corp., 3.300%, 01/11/23	297,196	0.1
113,000		Bank of America Corp., 5.200%, 12/29/49	106,785	0.0
200,000		Bank of America Corp., 5.420%, 03/15/17	214,313	0.1
116,000		Bank of America Corp., 8.000%, 12/29/49	129,790	0.0
97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	105,302	0.0
200,000		Barclays Bank PLC, 7.625%, 11/21/22	196,750	0.1
112,000		BB&T Corp., 2.050%, 06/19/18	110,455	0.0
203,000		BBVA, 4.664%, 10/09/15	209,199	0.1
60,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	57,852	0.0
55,000		Berkshire Hathaway, Inc., 4.400%, 05/15/42	51,012	0.0
93,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	88,824	0.0
180,000		BioMed Realty L.P., 4.250%, 07/15/22	177,203	0.0
62,000		Boston Properties L.P., 3.700%, 11/15/18	65,169	0.0
116,000		Citigroup, Inc., 3.500%, 05/15/23	104,332	0.0
107,000		Citigroup, Inc., 4.050%, 07/30/22	102,973	0.0
168,000		Citigroup, Inc., 5.350%, 05/29/49	158,206	0.0
37,000		Citigroup, Inc., 5.875%, 01/30/42	40,900	0.0
87,000		Citigroup, Inc., 5.900%, 12/29/49	86,493	0.0
88,000		Citigroup, Inc., 5.950%, 12/29/49	87,679	0.0

See Accompanying Notes to Financial Statements

5

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
88,000		Citigroup, Inc., 1.300%, 04/01/16	$87,002	0.0
165,000		Citigroup, Inc., 5.000%, 09/15/14	171,510	0.0
162,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	171,087	0.0
204,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	263,258	0.1
409,000		Deutsche Bank AG, 4.296%, 05/24/28	378,168	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	120,913	0.0
46,000		Discover Financial Services, 6.450%, 06/12/17	52,286	0.0
250,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	242,147	0.1
98,000		ERP Operating L.P., 3.000%, 04/15/23	90,196	0.0
120,000		EPR Properties, 5.250%, 07/15/23	116,703	0.0
139,000		Equity One, Inc., 3.750%, 11/15/22	130,989	0.0
200,000		Fifth Third Bancorp., 1.450%, 02/28/18	193,347	0.1
148,000		Fifth Third Bancorp, 5.100%, 12/31/49	140,230	0.0
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	127,301	0.0
43,000		Ford Motor Co., 3.000%, 06/12/17	43,117	0.0
250,000		Ford Motor Co., 8.125%, 01/15/20	301,964	0.1
74,000		General Electric Capital Corp., 3.150%, 09/07/22	70,021	0.0
39,000		General Electric Capital Corp., 3.350%, 10/17/16	41,082	0.0
231,000		General Electric Capital Corp., 4.375%, 09/16/20	244,807	0.1
100,000		General Electric Capital Corp., 5.250%, 06/29/49	95,750	0.0
53,000		General Electric Capital Corp., 5.300%, 02/11/21	58,204	0.0
100,000		General Electric Capital Corp., 6.250%, 12/15/49	106,698	0.0
100,000		General Electric Capital Corp., 7.125%, 12/15/49	113,191	0.0
94,000		Genworth Financial, Inc., 7.625%, 09/24/21	109,356	0.0
94,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	92,358	0.0
110,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	105,392	0.0
190,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	203,516	0.1
86,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	94,973	0.0
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	78,153	0.0
188,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	224,446	0.1
73,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	80,847	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	106,347	0.0
75,000		HCP, Inc., 2.625%, 02/01/20	70,318	0.0
102,000		Health Care REIT, Inc., 2.250%, 03/15/18	100,221	0.0
111,000		HSBC Finance Corp., 6.676%, 01/15/21	122,845	0.0
112,000		HSBC USA, Inc., 5.000%, 09/27/20	117,456	0.0
248,000	#	HSBC Bank PLC, 1.500%, 05/15/18	239,180	0.1
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	200,910	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	187,250	0.1
146,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	146,000	0.0
425,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	425,000	0.1
341,000		JPMorgan Chase & Co., 1.625%, 05/15/18	327,161	0.1
205,000		JPMorgan Chase & Co., 3.250%, 09/23/22	194,896	0.1
256,000		JPMorgan Chase & Co., 3.375%, 05/01/23	238,721	0.1
124,000		JPMorgan Chase & Co., 5.150%, 05/29/49	118,730	0.0
86,000		JPMorgan Chase & Co., 5.400%, 01/06/42	91,401	0.0
130,000		Kimco Realty Corp., 3.125%, 06/01/23	120,454	0.0
223,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	241,592	0.1
80,000		MetLife, Inc., 3.048%, 12/15/22	75,729	0.0
68,000		MetLife, Inc., 4.125%, 08/13/42	60,790	0.0
100,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	97,021	0.0
122,000		Morgan Stanley, 2.125%, 04/25/18	116,846	0.0
51,000		Morgan Stanley, 3.750%, 02/25/23	48,839	0.0
280,000		Morgan Stanley, 4.100%, 05/22/23	259,058	0.1
119,000		Morgan Stanley, 4.750%, 03/22/17	126,290	0.0
90,000		Morgan Stanley, 5.500%, 07/28/21	96,215	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	121,325	0.0
122,000		Murray Street Investment Trust I, 4.647%, 03/09/17	129,239	0.0
80,000		National Retail Properties, Inc., 3.300%, 04/15/23	72,403	0.0
63,000	+	PNC Financial Services Group, Inc., 2.854%, 11/09/22	57,550	0.0
92,000		PNC Financial Services Group, Inc./The, 4.850%, 05/29/49	86,020	0.0
77,000		Prudential Financial, Inc., 5.200%, 03/15/44	73,054	0.0

See Accompanying Notes to Financial Statements

6

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
134,000		Prudential Financial, Inc., 5.625%, 06/15/43	$131,655	0.0
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	194,589	0.1
250,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	292,227	0.1
310,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	295,869	0.1
122,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	115,891	0.0
107,000	#	Simon Property Group L.P., 1.500%, 02/01/18	103,137	0.0
59,000		Simon Property Group L.P., 4.750%, 03/15/42	56,458	0.0
80,000		SLM Corp., 4.625%, 09/25/17	79,000	0.0
120,000		SLM Corp., 6.000%, 01/25/17	126,000	0.0
47,000		SLM Corp., 8.000%, 03/25/20	51,054	0.0
400,000	#	Standard Chartered PLC, 3.950%, 01/11/23	372,607	0.1
284,000		State Street Corp., 3.100%, 05/15/23	266,406	0.1
103,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	97,473	0.0
107,000		Wells Fargo & Co., 1.500%, 01/16/18	104,436	0.0
68,000		Wells Fargo & Co., 3.450%, 02/13/23	65,034	0.0
123,000	+	Wells Fargo & Co., 3.676%, 06/15/16	131,488	0.0
			15,065,727	2.9

		Health Care: 0.4%
60,000		Aetna, Inc., 1.500%, 11/15/17	58,294	0.0
81,000		Aetna, Inc., 2.750%, 11/15/22	74,706	0.0
63,000		Amgen, Inc., 3.875%, 11/15/21	64,923	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	60,041	0.0
65,000		Baxter International, Inc., 1.850%, 06/15/18	64,524	0.0
150,000		Celgene Corp., 3.250%, 08/15/22	142,457	0.1
81,000		Express Scripts Holding Co., 2.650%, 02/15/17	82,526	0.0
140,000		HCA, Inc., 7.250%, 09/15/20	150,675	0.1
100,000		Humana, Inc., 3.150%, 12/01/22	92,933	0.0
99,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	98,842	0.0
35,000		Medtronic, Inc., 2.750%, 04/01/23	32,763	0.0
139,000		Merck & Co., Inc., 2.800%, 05/18/23	131,707	0.0
160,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	157,820	0.1
112,000		St Jude Medical, Inc., 3.250%, 04/15/23	105,765	0.0
103,000		St Jude Medical, Inc., 4.750%, 04/15/43	95,936	0.0
100,000		St. Jude Medical, Inc., 2.500%, 01/15/16	102,792	0.0
252,000	X	U.S. Oncology Escrow, 9.125%, 12/31/49	—	—
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	102,500	0.0
155,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	158,100	0.1
72,000		WellPoint, Inc., 3.300%, 01/15/23	68,638	0.0
118,000		WellPoint, Inc., 3.700%, 08/15/21	119,120	0.0
92,000		WellPoint, Inc., 4.625%, 05/15/42	85,758	0.0
96,000	#	Zoetis, Inc., 1.875%, 02/01/18	94,048	0.0
135,000	#	Zoetis, Inc., 3.250%, 02/01/23	128,449	0.0
49,000	#	Zoetis, Inc., 4.700%, 02/01/43	45,986	0.0
			2,319,303	0.4

		Industrials: 0.4%
87,000	#	Barrick Gold Corp., 2.500%, 05/01/18	78,130	0.0
122,000	#	Barrick Gold Corp., 4.100%, 05/01/23	102,065	0.0
150,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	143,250	0.0
150,000		Case New Holland, Inc., 7.875%, 12/01/17	170,625	0.1
49,000		Ford Motor Co., 4.750%, 01/15/43	43,391	0.0
61,000		General Dynamics Corp., 2.250%, 11/15/22	55,271	0.0
113,000		General Electric Co., 2.700%, 10/09/22	107,095	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	122,239	0.0
150,000	#	Hertz Corp./The, 4.250%, 04/01/18	147,000	0.1
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	468,000	0.1
141,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	140,312	0.0
183,000		MDC Holdings, Inc., 6.000%, 01/15/43	170,708	0.1
101,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	98,231	0.0
94,000	#	Turlock Corp., 2.750%, 11/02/22	88,064	0.0
87,000	#	Turlock Corp., 4.150%, 11/02/42	78,462	0.0
			2,012,843	0.4

		Information Technology: 0.4%
146,000		Apple Inc., 1.000%, 05/03/18	140,313	0.0
54,000		Apple, Inc., 2.400%, 05/03/23	50,159	0.0
46,000		Apple, Inc., 3.850%, 05/04/43	41,081	0.0

See Accompanying Notes to Financial Statements

7

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
116,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	$124,410	0.0
81,000		eBay, Inc., 2.600%, 07/15/22	75,571	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	86,948	0.0
426,000		EMC Corp./MA, 1.875%, 06/01/18	421,430	0.1
150,000		EMC Corp./MA, 3.375%, 06/01/23	147,443	0.1
222,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	200,788	0.1
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	99,935	0.0
285,000		Hewlett-Packard Co., 3.000%, 09/15/16	292,851	0.1
104,000		Intel Corp., 4.250%, 12/15/42	94,954	0.0
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	98,962	0.0
51,000		Motorola Solutions, Inc., 3.750%, 05/15/22	49,643	0.0
21,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	23,362	0.0
			1,947,850	0.4

		Materials: 0.3%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	331,703	0.1
181,000	#	Barrick North America Finance LLC, 5.750%, 05/01/43	146,985	0.0
141,000		Cabot Corp., 3.700%, 07/15/22	136,562	0.0
128,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	121,827	0.0
190,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	172,206	0.1
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	97,406	0.0
143,000		Goldcorp, Inc., 3.700%, 03/15/23	126,807	0.0
60,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	58,886	0.0
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	51,075	0.0
273,000		Vale Overseas Ltd., 4.625%, 09/15/20	270,885	0.1
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	123,096	0.0
			1,637,438	0.3

		Telecommunication Services: 0.3%
136,000		AT&T, Inc., 2.500%, 08/15/15	140,194	0.0
79,000		AT&T, Inc., 5.350%, 09/01/40	80,304	0.0
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	87,648	0.0
75,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	79,125	0.0
54,000		Motorola Solutions, Inc., 3.500%, 03/01/23	50,977	0.0
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	367,074	0.1
149,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	154,016	0.0
176,000		Verizon Communications, Inc., 1.950%, 03/28/14	177,804	0.1
98,000		Verizon Communications, Inc., 2.450%, 11/01/22	88,984	0.0
54,000		Vodafone Group PLC, 1.500%, 02/19/18	51,731	0.0
44,000		Vodafone Group PLC, 2.950%, 02/19/23	40,735	0.0
232,000		Vodafone Group PLC, 4.375%, 02/19/43	208,879	0.1
100,000		Windstream Corp., 7.000%, 03/15/19	100,500	0.0
			1,627,971	0.3

		Utilities: 0.7%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	223,000	0.1
255,000		AES Corp., 8.000%, 10/15/17	288,150	0.1
134,000		Ameren Corp., 8.875%, 05/15/14	142,860	0.1
67,000		American Electric Power Co., Inc., 1.650%, 12/15/17	65,179	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	43,249	0.0
130,000		Duke Energy Corp., 2.100%, 06/15/18	129,296	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	136,260	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	100,195	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	208,000	0.1
107,000		Entergy Texas, Inc., 7.125%, 02/01/19	127,716	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	76,965	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	176,773	0.1
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	76,954	0.0
98,000		Indiana Michigan Power, 7.000%, 03/15/19	117,846	0.0
64,764	#	Juniper Generation, LLC, 6.790%, 12/31/14	61,596	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	342,265	0.1
47,000		Nevada Power Co., 7.125%, 03/15/19	58,265	0.0
147,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	141,796	0.0
105,000		Nisource Finance Corp., 5.950%, 06/15/41	110,805	0.0
83,000		Nisource Finance Corp., 6.125%, 03/01/22	93,783	0.0
88,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	90,915	0.0
81,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	97,955	0.0
286,000		Petrobras Global Finance BV, 4.375%, 05/20/23	265,067	0.1

See Accompanying Notes to Financial Statements

8

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
143,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	$135,686	0.0
83,000		Southwestern Electric Power, 5.550%, 01/15/17	91,818	0.0
89,000		TransAlta Corp., 4.500%, 11/15/22	84,989	0.0
			3,487,383	0.7
		Total Corporate Bonds/Notes (Cost $35,762,233)	34,862,015	6.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
205,359		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	206,883	0.1
21,693		Banc of America Funding Corp., 5.750%, 11/25/35	21,509	0.0
110,691	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	110,691	0.0
110,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	115,486	0.0
160,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	164,036	0.0
70,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	72,912	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	73,473	0.0
115,405		Bear Stearns Alternative-A Trust, 0.833%, 07/25/34	110,116	0.0
168,140		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	133,827	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	197,780	0.1
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.684%, 11/11/41	139,468	0.0
160,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	170,616	0.0
160,000		CD 2007-CD5 Mortgage Trust, 6.323%, 11/15/44	162,356	0.0
137,210		Chase Mortgage Finance Corp., 6.000%, 05/25/37	117,973	0.0
40,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	40,453	0.0
990,576	#,ˆ	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	121,999	0.0
234,000	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	229,628	0.1
181,499		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	144,855	0.0
121,563		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	101,930	0.0
1,034,324	ˆ	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	106,172	0.0
194,422		Commercial Mortgage Asset Trust, 7.350%, 01/17/32	195,883	0.1
2,380,000	#,ˆ	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	118,117	0.0
1,032,253	ˆ	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	116,992	0.0
988,283	ˆ	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	115,761	0.0
1,162,965	ˆ	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	149,481	0.0
295,386		Countrywide Alternative Loan Trust, 0.313%, 06/25/36	203,094	0.1
202,383		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	184,824	0.1
157,172		Countrywide Home Loan Mortgage Pass-Through Trust, 0.513%, 04/25/35	32,826	0.0
181,475		Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, 06/25/37	165,124	0.0
50,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	53,080	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	306,065	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.844%, 05/15/36	51,504	0.0
40,075		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	39,994	0.0
405,191		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.313%, 08/25/36	263,795	0.1
546,076		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.383%, 10/25/36	287,800	0.1
146,510		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	126,255	0.0
175,676		First Horizon Alternative Mortgage Securities, 0.493%, 12/25/36	106,314	0.0
102,374		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	88,222	0.0
236,278		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	209,932	0.1
175,676	ˆ	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	38,537	0.0
54,184		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	45,711	0.0

See Accompanying Notes to Financial Statements

9

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
150,000	#	Fosse Master PLC, 1.677%, 10/18/54	$152,677	0.0
284,049		Freddie Mac, 5.000%, 02/15/35	307,058	0.1
320,990		Freddie Mac, 5.500%, 07/15/37	349,064	0.1
140,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	141,098	0.0
135,864	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	138,243	0.0
70,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	70,630	0.0
96,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	94,295	0.0
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	114,971	0.0
110,000	#	GS MTG, 1.045%, 11/08/29	109,586	0.0
63,659	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	64,039	0.0
212,496		Homebanc Mortgage Trust, 1.053%, 08/25/29	193,565	0.1
110,000	#	Irvine Core Office Trust 2013-IRV, 3.305%, 05/15/48	104,249	0.0
78,907		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	65,534	0.0
1,000,000	#,ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	28,494	0.0
400,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	399,445	0.1
2,212,698	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	247,852	0.1
15,170		JP Morgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	15,189	0.0
190,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	192,710	0.1
154,847		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	133,598	0.0
152,693		JP Morgan Mortgage Trust, 6.500%, 08/25/36	136,929	0.0
18,761		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	18,848	0.0
192,109	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	192,377	0.1
300,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	306,266	0.1
40,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	44,352	0.0
70,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	73,782	0.0
1,507,798	#,ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	44,631	0.0
60,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	59,526	0.0
60,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	53,451	0.0
100,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.081%, 06/15/38	93,089	0.0
8,678,750	#,ˆ	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	173,237	0.0
140,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	137,908	0.0
125,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	124,074	0.0
190,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	171,601	0.0
100,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	101,719	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	70,382	0.0
200,000		LB-UBS Commercial Mortgage Trust, 6.081%, 06/15/38	199,997	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	177,018	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	169,644	0.0
95,133		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	94,626	0.0
200,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	205,353	0.1
144,074		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	144,471	0.0
1,443,451	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	111,147	0.0
1,226,247	#,ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	126,825	0.0
1,576,775	#,ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	183,768	0.1
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	29,042	0.0
30,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	29,993	0.0

See Accompanying Notes to Financial Statements

10

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
200,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	$203,201	0.1
280,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	251,631	0.1
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	150,702	0.0
200,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	204,783	0.1
117,000		Morgan Stanley Capital I, 5.073%, 08/13/42	122,802	0.0
130,000		Morgan Stanley Capital I, 5.202%, 08/13/42	128,680	0.0
120,000		Morgan Stanley Capital I, 5.302%, 01/14/42	125,430	0.0
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	177,237	0.1
160,000		Morgan Stanley Capital I, 5.300%, 06/15/40	164,920	0.0
100,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	94,346	0.0
300,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	290,048	0.1
350,000	#	Morgan Stanley Capital I, 5.632%, 01/13/41	355,675	0.1
31,593		Morgan Stanley Capital I, 5.649%, 12/15/44	32,481	0.0
234,766		Morgan Stanley Capital I, 5.763%, 04/12/49	235,707	0.1
140,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	148,184	0.0
420,000	#	Morgan Stanley Reremic Trust, 5.391%, 12/17/43	424,933	0.1
110,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	118,349	0.0
104,283		RALI Trust, 6.000%, 09/25/35	98,358	0.0
5,190,890	#,ˆ	RBSCF Trust, 1.109%, 04/15/24	69,796	0.0
530,000	#	RBSCF Trust, 5.305%, 01/16/49	533,778	0.1
750,530		Residential Accredit Loans, Inc., 0.363%, 01/25/37	545,351	0.1
1,200,946		Residential Accredit Loans, Inc., 0.643%, 12/25/36	626,713	0.1
196,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	200,580	0.1
110,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	110,556	0.0
190,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	197,819	0.1
93,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	93,649	0.0
134,599		Structured Asset Mortgage Investments, Inc., 0.672%, 04/19/35	129,246	0.0
988,083	#,ˆ	UBS-Barclays Commercial Mortgage Trust, 2.353%, 08/10/49	132,918	0.0
160,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	169,153	0.0
103,268		WaMu Mortgage Pass Through Certificates, 5.703%, 10/25/36	81,379	0.0
194,583		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	164,890	0.0
990,713	#,ˆ	Wells Fargo Commercial Mortgage Trust, 2.309%, 10/15/45	124,168	0.0
209,688		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.605%, 05/25/36	191,772	0.1
1,123,919	#,ˆ	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	113,709	0.0
1,435,431	#,ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	175,792	0.0
156,643		Wells Fargo Mortgage Backed Securities Trust, 5.592%, 04/25/36	149,815	0.0
616,451		Wells Fargo Mortgage-Backed Securities Trust, 5.330%, 08/25/35	609,398	0.1
		Total Collateralized Mortgage Obligations (Cost $18,937,861)	19,385,776	3.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.3%
		Federal Home Loan Mortgage Corporation: 2.8%##
696,907		4.000%, due 12/01/41	726,910	0.1
734,366		4.500%, due 08/01/41	775,705	0.2
1,125,867		4.500%, due 09/01/41	1,186,917	0.2
67,672		4.500%, due 01/15/42	71,113	0.0
305,981	ˆ	4.846%, due 03/15/33	325,609	0.1
807,769		5.000%, due 08/15/16	823,162	0.2
244,344		5.000%, due 12/15/17	260,636	0.1
441,338		5.500%, due 12/15/32	489,131	0.1
125,245		5.500%, due 09/15/34	133,808	0.0
1,045,579		5.500%, due 02/15/36	1,155,951	0.2
614,949		5.500%, due 05/15/36	647,904	0.1
124,102		5.500%, due 05/15/37	133,782	0.0
435,283		5.500%, due 06/15/37	472,697	0.1
476,644		6.000%, due 01/15/29	533,964	0.1
5,059,709		6.000%, due 10/15/31	5,651,644	1.1
514,292		6.000%, due 07/15/32	576,835	0.1
690,474		6.000%, due 10/15/37	762,585	0.1
14,275		6.500%, due 12/01/31	16,288	0.0
			14,744,641	2.8

		Federal National Mortgage Association: 3.0%##
938,862		0.693%, due 12/25/40	947,209	0.2
259,965		0.713%, due 03/25/37	262,961	0.1
86,872		2.000%, due 11/25/42	86,840	0.0
1,253,000	W	3.000%, due 05/25/27	1,286,479	0.3
650,000		3.000%, due 01/25/38	680,566	0.1
1,161,000	W	3.000%, due 05/25/42	1,128,347	0.2
553,000	W	3.500%, due 03/25/27	567,430	0.1
2,994,000	W	3.500%, due 03/25/41	3,023,004	0.6
581,728		3.500%, due 08/01/42	591,510	0.1
50,000	W	4.000%, due 02/25/39	52,103	0.0
226,559		4.000%, due 02/01/42	236,580	0.1
182,555		4.000%, due 03/01/42	190,884	0.0
61,771		4.000%, due 07/01/42	64,589	0.0
72,103		4.000%, due 07/01/42	75,393	0.0
450,677		4.000%, due 07/01/42	471,239	0.1
885,000	W	4.500%, due 08/01/39	935,058	0.2

See Accompanying Notes to Financial Statements

11

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
157,480		4.500%, due 11/01/40	$166,901	0.0
223,692		4.500%, due 09/01/41	237,252	0.1
371,553		4.500%, due 10/01/41	394,075	0.1
135,792		5.000%, due 06/01/33	146,922	0.0
131,486		5.000%, due 07/25/34	134,866	0.0
207,249		5.000%, due 07/01/35	224,151	0.0
67,408		5.000%, due 02/01/36	72,767	0.0
12,867		5.000%, due 07/01/36	13,923	0.0
391,316		5.000%, due 07/01/37	423,393	0.1
321,944		5.000%, due 07/01/37	348,333	0.1
377,123		5.000%, due 11/01/40	412,606	0.1
118,158		5.000%, due 05/01/41	129,017	0.0
151,458		5.000%, due 06/01/41	165,377	0.0
238,335		5.000%, due 06/01/41	260,239	0.1
557,000		5.500%, due 08/25/34	586,435	0.1
17,417		6.000%, due 06/01/16	18,207	0.0
4,593		6.000%, due 07/01/16	4,794	0.0
42,930		6.000%, due 07/01/16	45,206	0.0
6,381		6.000%, due 08/01/16	6,712	0.0
7,943		6.000%, due 10/01/16	8,300	0.0
50		6.000%, due 10/01/16	50	0.0
8,583		6.000%, due 10/01/16	9,001	0.0
50,688		6.000%, due 03/01/17	53,401	0.0
2,277		6.000%, due 04/01/17	2,302	0.0
4,843		6.000%, due 04/01/17	4,987	0.0
6,554		6.000%, due 04/01/17	6,903	0.0
41,449		6.000%, due 06/01/17	44,070	0.0
11,358		6.000%, due 09/01/17	12,043	0.0
35,870		6.000%, due 10/01/17	37,950	0.0
42,422		6.000%, due 11/01/17	45,138	0.0
265,955		6.000%, due 07/25/29	295,430	0.1
433,558		6.000%, due 04/25/31	485,307	0.1
92,538		6.000%, due 12/01/37	101,518	0.0
170,951		6.000%, due 02/01/38	188,959	0.0
8,720		7.000%, due 06/01/29	10,160	0.0
1,661		7.000%, due 10/01/29	1,941	0.0
10,853		7.000%, due 10/01/31	12,674	0.0
6,204		7.000%, due 01/01/32	7,245	0.0
2,511		7.000%, due 04/01/32	2,930	0.0
5,196		7.000%, due 05/01/32	6,064	0.0
9,970		7.000%, due 07/01/32	11,634	0.0
3,395		7.500%, due 11/01/29	3,877	0.0
25,994		7.500%, due 10/01/30	29,604	0.0
4,813		7.500%, due 10/01/30	4,930	0.0
			15,777,786	3.0

		Government National Mortgage Association: 0.5%
10,505		1.625%, due 12/20/29	10,963	0.0
38,741		1.750%, due 04/20/28	40,442	0.0
679,000	W	3.000%, due 06/15/42	669,876	0.1
721,000	W	3.000%, due 07/01/43	713,001	0.1
198,479		4.000%, due 11/20/40	208,978	0.1
180,322		4.500%, due 08/20/41	193,351	0.0
197,966		5.140%, due 10/20/60	221,910	0.1
174,423		5.288%, due 10/20/60	196,076	0.1
41,857		6.500%, due 09/16/38	47,446	0.0
110,174		7.000%, due 05/16/32	125,581	0.0
			2,427,624	0.5

		Total U.S. Government Agency Obligations (Cost $32,740,133)	32,950,051	6.3

ASSET-BACKED SECURITIES: 2.2%
		Automobile Asset-Backed Securities: 0.1%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,705	0.1
100,000	#	SMART Trust, 1.590%, 10/14/16	100,966	0.0
			351,671	0.1

		Credit Card Asset-Backed Securities: 0.2%
249,000		BA Credit Card Trust, 4.943%, 03/15/16	252,146	0.0
300,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	302,211	0.1
340,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	341,255	0.1
			895,612	0.2

		Home Equity Asset-Backed Securities: 0.0%
357,251		GSAA Trust, 0.253%, 10/25/36	175,852	0.0
320,217		GSAA Trust, 0.283%, 12/25/36	162,424	0.0
			338,276	0.0

		Other Asset-Backed Securities: 1.9%
500,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	499,794	0.1
250,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	250,619	0.1
250,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	244,627	0.1
198,021	#	Ares VR CLO Ltd., 2.174%, 02/24/18	191,639	0.0
500,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	482,656	0.1
54,448	#	Atrium CDO Corp., 0.603%, 10/27/16	54,187	0.0
250,000	#	Atrium III, 6.373%, 10/27/16	238,269	0.1
113,175	#	Avalon Capital Ltd. 3, 0.544%, 02/24/19	112,530	0.0
500,000	#	Babson CLO, Inc. 2005-III, 0.675%, 11/10/19	476,189	0.1
500,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	491,257	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.042%, 06/20/17	243,239	0.1
147,457	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	146,720	0.0
200,000	#	Castle Garden Funding, 2.025%, 10/27/20	193,979	0.0
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	107,077	0.0
33,761		Chase Funding Trust Series 2003-5, 0.793%, 07/25/33	31,138	0.0
200,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	190,081	0.0
180,000		CNH Equipment Trust, 0.870%, 11/15/19	176,769	0.0
222,000		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	207,003	0.0
211,539		Credit-Based Asset Servicing and Securitization, LLC, 4.579%, 08/25/35	215,557	0.0
219,941	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	223,767	0.0
250,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	249,229	0.1

See Accompanying Notes to Financial Statements

12

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
359,506	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	$357,193	0.1
90,013	#	Galaxy CLO Ltd, 0.728%, 04/17/17	89,993	0.0
250,000	#	Gulf Stream—Compass CLO 2005-I Ltd, 2.175%, 05/15/17	243,303	0.1
250,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	233,787	0.0
280,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	266,599	0.1
500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	492,498	0.1
250,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	243,887	0.1
18,699	#	Landmark III CDO Ltd, 2.027%, 01/15/16	18,701	0.0
500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	482,975	0.1
217,371	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	213,567	0.0
225,000	#	Madison Park Funding I Ltd., 1.045%, 05/10/19	221,478	0.0
330,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	329,936	0.1
100,000		Madison Park Funding I Ltd., 5.025%, 05/10/19	100,055	0.0
93,673	#	Sagamore CLO Ltd, 1.777%, 10/15/15	93,673	0.0
300,000	#	Stanfield Bristol CLO Ltd, 0.725%, 10/15/19	292,086	0.1
100,000	#	Stanfield Veyron CLO Ltd., 1.877%, 07/15/18	92,985	0.0
600,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	576,518	0.1
400,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	399,966	0.1
			9,775,526	1.9
		Total Asset-Backed Securities (Cost $11,379,163)	11,361,085	2.2

U.S. TREASURY OBLIGATIONS: 4.2%
		Treasury Inflation Indexed Protected Securities: 0.5%
937,998		0.125%, due 01/15/22	2,451,988	0.5

		U.S. Treasury Bonds: 1.0%
1,962,000		1.750%, due 05/15/23	1,836,464	0.4
879,000		2.000%, due 02/15/22	859,291	0.2
2,363,000		3.125%, due 02/15/43	2,209,036	0.4
			4,904,791	1.0

		U.S. Treasury Notes: 2.7%
945,000		0.250%, due 05/31/15	943,284	0.2
5,012,000		0.375%, due 06/30/15	5,013,368	0.9
1,528,000		0.500%, due 06/15/16	1,521,375	0.3
80,000		1.000%, due 05/31/18	78,600	0.0
240,000		1.125%, due 04/30/20	228,103	0.0
5,081,000		1.375%, due 06/30/18	5,076,437	1.0
550,000		1.375%, due 05/31/20	530,471	0.1
903,000		1.875%, due 06/30/20	899,155	0.2
			14,290,793	2.7
		Total U.S. Treasury Obligations (Cost $21,829,431)	21,647,572	4.2

FOREIGN GOVERNMENT BONDS: 3.7%
212,164		Argentina Government International Bond, 2.500%, 12/31/38	70,014	0.0
79,153		Argentina Government International Bond, 7.000%, 09/12/13	81,132	0.0
427,587		Argentina Government International Bond, 8.280%, 12/31/33	242,655	0.1
EUR 360,000	#	Austria Government Bond, 3.200%, 02/20/17	509,841	0.1
258,000		Republic of Belarus, 8.750%, 08/03/15	259,935	0.1
100,000		Republic of Belarus, 8.950%, 01/26/18	100,250	0.0
EUR 460,000		Belgium Government Bond, 1.250%, 06/22/18	591,720	0.1
53,000		Belize Government International Bond, 5.000%, 02/20/38	31,270	0.0
111,700	#	Belize Government International Bond, 5.000%, 02/20/38	65,903	0.0
BRL 4,800,000	Z	Brazil Letras do Tesouro Nacional, 8.361%, 04/01/15	1,815,631	0.4
BRL 2,171,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	961,061	0.2
45,000		Brazilian Government International Bond, 2.625%, 01/05/23	39,263	0.0
228,000		Federal Republic of Brazil, 5.625%, 01/07/41	228,000	0.1
EUR 750,000		Bundesschatzanweisungen, 0.190%, 06/12/15	972,596	0.2
200,000		Colombia Government International Bond, 2.625%, 03/15/23	179,000	0.0
128,000		Colombia Government International Bond, 8.125%, 05/21/24	170,240	0.0
DOP 10,300,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	295,908	0.1
DOP 7,300,000		Dominican Republic International Bond, 15.500%, 04/19/19	219,096	0.1
250,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	223,750	0.1
20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,550	0.0
25,000		El Salvador Government International Bond, 7.650%, 06/15/35	24,563	0.0
EUR 400,000		Bundesrepublik Deutschland, 1.500%, 09/04/22	515,961	0.1
EUR 460,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	602,761	0.1

See Accompanying Notes to Financial Statements

13

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
EUR 440,000		Bundesrepublik Deutschland, 4.000%, 01/04/18	$657,986	0.1
91,000		Guatemala Government Bond, 8.125%, 10/06/34	113,295	0.0
200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	201,800	0.0
110,000		Hungary Government International Bond, 5.375%, 02/21/23	106,425	0.0
134,000		Hungary Government International Bond, 7.625%, 03/29/41	140,566	0.0
254,000		Indonesia Government International Bond, 3.750%, 04/25/22	239,395	0.1
405,000		Indonesia Government International Bond, 11.625%, 03/04/19	552,825	0.1
EUR 839,000		Ireland Government Bond, 3.900%, 03/20/23	1,076,338	0.2
200,000	±	Ivory Coast Government International Bond, 5.750%, 12/31/32	165,500	0.0
200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	203,760	0.0
338,000		Lebanon Government International Bond, 6.100%, 10/04/22	315,185	0.1
37,000		Lebanon Government International Bond, 8.250%, 04/12/21	39,590	0.0
228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	244,678	0.1
462,000		Mexico Government International Bond, 3.625%, 03/15/22	453,915	0.1
30,000		Mexico Government International Bond, 4.750%, 03/08/44	26,850	0.0
NGN 27,000,000		Nigeria Government Bond, 7.000%, 10/23/19	118,617	0.0
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	188,000	0.0
118,000		Panama Government International Bond, 6.700%, 01/26/36	137,765	0.0
143,000		Peruvian Government International Bond, 5.625%, 11/18/50	148,005	0.0
181,800		Petroleos de Venezuela SA, 4.900%, 10/28/14	170,892	0.0
975,600		Petroleos de Venezuela SA, 8.500%, 11/02/17	896,333	0.2
39,000		Petroleos Mexicanos, 5.500%, 01/21/21	41,730	0.0
165,000		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	174,488	0.0
100,000		Philippine Government International Bond, 7.750%, 01/14/31	132,375	0.0
410,000		Philippine Government International Bond, 4.000%, 01/15/21	434,600	0.1
60,000		Poland Government International Bond, 3.000%, 03/17/23	54,300	0.0
96,000		Poland Government International Bond, 5.000%, 03/23/22	103,440	0.0
PLN 300,000		Poland Government Bond, 4.000%, 10/25/23	87,783	0.0
10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	9,550	0.0
84,000		Romanian Government International Bond, 6.750%, 02/07/22	93,962	0.0
200,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	204,560	0.0
RUB 44,809,000		Russian Federal Bond—OFZ, 7.050%, 01/19/28	1,264,915	0.3
RUB 6,528,000		Russian Federal Bond—OFZ, 8.150%, 02/03/27	204,545	0.0
75,990		Russian Foreign Bond—Eurobond, 7.500%, 03/31/30	89,155	0.0
ZAR 300,000		South Africa Government Bond, 7.250%, 01/15/20	30,216	0.0
ZAR 2,610,350		South Africa Government Bond, 8.750%, 02/28/48	264,416	0.1
SEK 3,900,000		Sweden Government Bond, 1.500%, 11/13/23	544,218	0.1
THB 700,000		Thailand Government Bond, 3.625%, 05/22/15	22,896	0.0
THB 200,000		Thailand Government Bond, 3.775%, 06/25/32	5,961	0.0
THB 2,500,000		Thailand Government Bond, 5.250%, 05/12/14	82,436	0.0
324,000		Turkey Government Bond, 7.375%, 02/05/25	384,750	0.1
GBP 70,000		United Kingdom Gilt, 1.750%, 09/07/22	100,473	0.0
GBP 140,000		United Kingdom Gilt, 1.000%, 09/07/17	211,549	0.1
GBP 40,000		United Kingdom Gilt, 3.250%, 01/22/44	57,114	0.0
GBP 230,000		United Kingdom Gilt, 5.000%, 09/07/14	369,006	0.1
49,871		Uruguay Government International Bond, 7.625%, 03/21/36	63,211	0.0
28,324	&	Uruguay Government International Bond, 7.875%, 01/15/33	36,113	0.0
		Total Foreign Government Bonds (Cost $20,516,473)	19,485,582	3.7

See Accompanying Notes to Financial Statements

14

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.0%
		Options on Currencies: 0.0%
5,300,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.280, Exp. 09/09/13 Counterparty: Barclays Bank PLC	$50,911	0.0
		Total Purchased Options (Cost $101,230)	50,911	0.0
		Total Long-Term Investments (Cost $478,428,523)	505,329,035	96.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateralcc(1): 1.0%
1,290,299		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,290,323, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,316,105, due 07/15/13-05/01/51)	1,290,299	0.2
1,290,299		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,290,314, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,316,105, due 12/01/17-06/01/43)	1,290,299	0.3
1,290,299		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,290,326, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,316,105, due 06/01/17-03/01/48)	1,290,299	0.2
1,290,299		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,290,326, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,316,105, due 07/01/32-07/01/43)	1,290,299	0.2
271,636		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $271,638, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $277,076, due 01/15/25-02/15/43)	271,636	0.1
			5,432,832	1.0

		Foreign Government Bonds: 0.3%
MYR 1,100,000	Z	Bank Negara Malaysia Monetary Notes, 2.830%, 07/18/13	347,665	0.1
NGN 30,700,000	Z	Nigeria Government Bond, 11.500%, 10/10/13	181,795	0.1
NGN 97,400,000	Z	Nigeria Government Bond, 11.799%, 12/19/13	561,124	0.1
NGN 15,500,000	Z	Nigeria Government Bond, 12.000%, 10/17/13	91,684	0.0
NGN 18,000,000	Z	Nigeria Treasury Bill, 1.500%, 09/26/13	107,179	0.0
NGN 18,825,000	Z	Nigeria Treasury Bill, 10.160%, 10/24/13	112,152	0.0
			1,401,599	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.0%
10,612,635		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $10,612,635)	10,612,635	2.0
		Total Short-Term Investments (Cost $17,488,767)	17,447,066	3.3
		Total Investments in Securities (Cost $495,917,290)	$522,776,101	100.2
		Liabilities in Excess of Other Assets	(1,170,650)	(0.2)
		Net Assets	$521,605,451	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

15

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

&	Payment-in-kind

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

DOP	Dominican Peso

EUR	EU Euro

GBP	British Pound

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

THB	Thai Baht

ZAR	South African Rand

Cost for federal income tax purposes is $499,362,883.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$38,725,435
Gross Unrealized Depreciation	(15,312,217)
Net Unrealized Appreciation	$23,413,218

See Accompanying Notes to Financial Statements

16

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$35,286,601	$6,498,997	$—	$41,785,598
Consumer Staples	24,072,634	5,696,620	—	29,769,254
Energy	25,064,537	5,549,002	—	30,613,539
Financials	46,124,097	17,337,159	—	63,461,256
Health Care	29,871,288	6,057,381	—	35,928,669
Industrials	30,929,438	6,308,189	—	37,237,627
Information Technology	41,794,938	6,322,281	—	48,117,219
Materials	9,978,195	4,576,823	—	14,555,018
Telecommunication Services	4,324,206	4,067,926	—	8,392,132
Utilities	10,531,403	2,670,280	—	13,201,683
Total Common Stock	257,977,337	65,084,658	—	323,061,995
Exchange-Traded Funds	41,611,273	—	—	41,611,273
Preferred Stock	912,765	—	—	912,765
Rights	10	—	—	10
Purchased Options	—	50,911	—	50,911
Corporate Bonds/Notes	—	34,437,015	425,000	34,862,015
Collateralized Mortgage Obligations	—	19,275,085	110,691	19,385,776
Short-Term Investments	10,612,635	6,834,431	—	17,447,066
Asset-Backed Securities	—	11,361,085	—	11,361,085
Foreign Government Bonds	—	19,485,582	—	19,485,582
U.S. Government Agency Obligations	—	32,950,051	—	32,950,051
U.S. Treasury Obligations	—	21,647,572	—	21,647,572
Total Investments, at fair value	$311,114,020	$211,126,390	$535,691	$522,776,101
Other Financial Instruments+
Swaps	70,707	39,268	—	109,975
Futures	372,278	—	—	372,278
Forward Foreign Currency Contracts	—	3,003,085	—	3,003,085
Total Assets	$311,557,005	$214,168,743	$535,691	$526,261,439
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(733,754)	$—	$(733,754)
Futures	(593,333)	—	—	(593,333)
Written Options	—	(11,556)	—	(11,556)
Forward Foreign Currency Contracts	—	(3,423,390)	—	(3,423,390)
Total Liabilities	$(593,333)	$(4,168,700)	$—	$(4,762,033)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	64,560	Buy	07/12/13	$98,000	$98,187	$187

See Accompanying Notes to Financial Statements

17

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	1,595,491	Buy	07/12/13	262,000	262,568	568
Barclays Bank PLC	British Pound	305,668	Buy	07/12/13	468,000	464,875	(3,125)
Barclays Bank PLC	British Pound	130,171	Buy	07/12/13	201,000	197,971	(3,029)
Barclays Bank PLC	EU Euro	81,979	Buy	07/12/13	108,000	106,711	(1,289)
Barclays Bank PLC	Norwegian Krone	1,824,921	Buy	07/12/13	300,000	300,325	325
Barclays Bank PLC	New Zealand Dollar	426,138	Buy	07/12/13	330,000	329,992	(8)
Barclays Bank PLC	EU Euro	336,133	Buy	07/12/13	444,000	437,544	(6,456)
Barclays Bank PLC	New Zealand Dollar	208,444	Buy	07/12/13	161,000	161,414	414
Barclays Bank PLC	Canadian Dollar	603,794	Buy	07/12/13	588,000	573,973	(14,027)
Barclays Bank PLC	Brazilian Real	2,667,985	Buy	07/12/13	1,241,212	1,192,897	(48,315)
Barclays Bank PLC	Brazilian Real	11,261	Buy	07/12/13	5,239	5,035	(204)
Barclays Bank PLC	Swiss Franc	295,077	Buy	07/12/13	314,000	312,425	(1,575)
Barclays Bank PLC	Norwegian Krone	2,085,750	Buy	07/12/13	362,000	343,249	(18,751)
Barclays Bank PLC	Japanese Yen	64,051,375	Buy	07/12/13	655,958	645,834	(10,124)
Barclays Bank PLC	Norwegian Krone	3,464,255	Buy	07/12/13	599,000	570,108	(28,892)
Barclays Bank PLC	British Pound	823,338	Buy	07/12/13	1,260,000	1,252,175	(7,825)
Barclays Bank PLC	Australian Dollar	412,715	Buy	07/12/13	395,000	377,163	(17,837)
Barclays Bank PLC	New Zealand Dollar	328,710	Buy	07/12/13	261,000	254,546	(6,454)
Barclays Bank PLC	British Pound	422,439	Buy	07/12/13	640,000	642,467	2,467
Barclays Bank PLC	British Pound	192,263	Buy	07/12/13	293,000	292,404	(596)
Barclays Bank PLC	British Pound	269,664	Buy	07/12/13	409,000	410,119	1,119
Barclays Bank PLC	Canadian Dollar	353,144	Buy	07/12/13	347,000	335,702	(11,298)
Barclays Bank PLC	EU Euro	111,554	Buy	07/12/13	144,000	145,210	1,210
Barclays Bank PLC	Swiss Franc	527,871	Buy	07/12/13	545,000	558,905	13,905
Barclays Bank PLC	New Zealand Dollar	45,197	Buy	07/12/13	37,000	35,000	(2,000)
Barclays Bank PLC	EU Euro	311,323	Buy	07/12/13	404,000	405,249	1,249
Barclays Bank PLC	Australian Dollar	532,751	Buy	07/12/13	539,000	486,859	(52,141)
Barclays Bank PLC	New Zealand Dollar	456,305	Buy	07/12/13	382,000	353,353	(28,647)
Barclays Bank PLC	Russian Ruble	5,458,733	Buy	08/23/13	167,192	164,540	(2,652)
Barclays Bank PLC	South African Rand	3,056,209	Buy	08/23/13	303,916	306,769	2,853
Barclays Bank PLC	Australian Dollar	532,156	Buy	07/12/13	539,000	486,315	(52,685)
Barclays Bank PLC	Russian Ruble	49,840,077	Buy	08/23/13	1,526,519	1,502,307	(24,212)
Barclays Bank PLC	South African Rand	2,387,391	Buy	08/23/13	237,408	239,637	2,229
Barclays Bank PLC	South African Rand	1,669,352	Buy	08/23/13	165,012	167,563	2,551
Barclays Bank PLC	EU Euro	190,477	Buy	07/12/13	252,000	247,943	(4,057)
Barclays Bank PLC	Japanese Yen	52,527,437	Buy	07/12/13	539,000	529,637	(9,363)
Barclays Bank PLC	Turkish Lira	1,823,291	Buy	08/23/13	951,183	937,405	(13,778)
Barclays Bank PLC	Mexican Peso	3,706	Buy	08/23/13	290	285	(5)
Barclays Bank PLC	British Pound	324,944	Buy	07/12/13	503,000	494,191	(8,809)
Barclays Bank PLC	Indian Rupee	8,623,971	Buy	08/23/13	150,460	143,754	(6,706)
Barclays Bank PLC	Mexican Peso	22,127	Buy	08/23/13	1,730	1,699	(31)
Barclays Bank PLC	Romanian New Leu	2,056,850	Buy	08/23/13	597,459	596,081	(1,378)
Barclays Bank PLC	New Zealand Dollar	738,988	Buy	07/12/13	627,000	572,256	(54,744)
Barclays Bank PLC	Mexican Peso	3,090,963	Buy	08/23/13	241,437	237,398	(4,039)
Barclays Bank PLC	Mexican Peso	15,473,936	Buy	08/23/13	1,208,680	1,188,462	(20,218)
Barclays Bank PLC	Canadian Dollar	3,359,087	Buy	07/12/13	3,322,901	3,193,181	(129,720)
Barclays Bank PLC	Canadian Dollar	349,540	Buy	07/12/13	345,000	332,276	(12,724)
Barclays Bank PLC	British Pound	717,986	Buy	07/12/13	1,104,523	1,091,950	(12,573)
Barclays Bank PLC	Canadian Dollar	17,296	Buy	07/12/13	17,000	16,442	(558)
Barclays Bank PLC	Colombian Peso	987,543,000	Buy	07/12/13	537,000	513,340	(23,660)
Citigroup, Inc.	Japanese Yen	7,314,000	Buy	07/12/13	75,000	73,748	(1,252)
Citigroup, Inc.	Swedish Krona	564,142	Buy	07/12/13	84,000	84,103	103
Citigroup, Inc.	EU Euro	1,329,854	Buy	07/12/13	1,741,811	1,731,070	(10,741)
Citigroup, Inc.	Swedish Krona	2,171,728	Buy	07/12/13	323,000	323,766	766
Citigroup, Inc.	EU Euro	423,394	Buy	07/12/13	555,000	551,131	(3,869)
Citigroup, Inc.	Japanese Yen	26,016,157	Buy	07/12/13	266,000	262,323	(3,677)
Citigroup, Inc.	EU Euro	398,324	Buy	07/12/13	524,000	518,498	(5,502)
Citigroup, Inc.	Norwegian Krone	1,819,856	Buy	07/12/13	300,000	299,491	(509)
Citigroup, Inc.	Swedish Krona	1,441,197	Buy	07/12/13	216,000	214,856	(1,144)
Citigroup, Inc.	Norwegian Krone	2,404,574	Buy	07/12/13	401,000	395,718	(5,282)
Citigroup, Inc.	Japanese Yen	66,828,946	Buy	07/12/13	696,000	673,841	(22,159)
Citigroup, Inc.	Norwegian Krone	2,228,516	Buy	07/12/13	389,000	366,744	(22,256)
Citigroup, Inc.	New Zealand Dollar	285,159	Buy	07/12/13	228,000	220,821	(7,179)
Citigroup, Inc.	Australian Dollar	598,469	Buy	07/12/13	570,000	546,916	(23,084)
Citigroup, Inc.	New Zealand Dollar	196,724	Buy	07/12/13	157,000	152,339	(4,661)
Citigroup, Inc.	Japanese Yen	24,065,780	Buy	07/12/13	251,000	242,657	(8,343)
Citigroup, Inc.	Canadian Dollar	772,152	Buy	07/12/13	756,000	734,015	(21,985)
Citigroup, Inc.	EU Euro	91,838	Buy	07/12/13	121,246	119,546	(1,700)
Citigroup, Inc.	British Pound	31,592	Buy	07/12/13	49,018	48,047	(971)
Citigroup, Inc.	New Zealand Dollar	505,857	Buy	07/12/13	399,000	391,725	(7,275)

See Accompanying Notes to Financial Statements

18

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound	354,680	Buy	07/12/13	554,000	539,416	(14,584)
Citigroup, Inc.	British Pound	183,797	Buy	07/12/13	283,000	279,528	(3,472)
Citigroup, Inc.	EU Euro	476,210	Buy	07/12/13	623,000	619,882	(3,118)
Citigroup, Inc.	British Pound	68,659	Buy	07/12/13	105,000	104,421	(579)
Citigroup, Inc.	Japanese Yen	14,526,202	Buy	07/12/13	145,000	146,469	1,469
Citigroup, Inc.	Brazilian Real	1,390,386	Buy	07/12/13	646,000	621,663	(24,337)
Citigroup, Inc.	British Pound	816,217	Buy	07/12/13	1,245,000	1,241,344	(3,656)
Citigroup, Inc.	EU Euro	178,219	Buy	07/12/13	231,000	231,988	988
Citigroup, Inc.	EU Euro	201,666	Buy	07/12/13	262,000	262,508	508
Citigroup, Inc.	Norwegian Krone	7,447,521	Buy	07/12/13	1,265,000	1,225,629	(39,371)
Citigroup, Inc.	EU Euro	332,334	Buy	07/12/13	433,000	432,599	(401)
Citigroup, Inc.	British Pound	574,201	Buy	07/12/13	868,000	873,275	5,275
Citigroup, Inc.	Australian Dollar	24,269	Buy	07/12/13	23,403	22,179	(1,224)
Citigroup, Inc.	British Pound	378,306	Buy	07/12/13	569,000	575,347	6,347
Citigroup, Inc.	Canadian Dollar	37,176	Buy	07/12/13	36,000	35,339	(661)
Citigroup, Inc.	British Pound	646,665	Buy	07/12/13	978,000	983,482	5,482
Citigroup, Inc.	EU Euro	81,871	Buy	07/12/13	106,000	106,571	571
Citigroup, Inc.	British Pound	318,316	Buy	07/12/13	481,000	484,111	3,111
Citigroup, Inc.	Norwegian Krone	1,872,417	Buy	07/12/13	321,000	308,141	(12,859)
Citigroup, Inc.	EU Euro	421,683	Buy	07/12/13	542,000	548,905	6,905
Citigroup, Inc.	South African Rand	1,562,935	Buy	08/23/13	155,279	156,881	1,602
Citigroup, Inc.	New Zealand Dollar	73,583	Buy	07/12/13	60,000	56,981	(3,019)
Citigroup, Inc.	South African Rand	978,191	Buy	08/23/13	97,184	98,187	1,003
Citigroup, Inc.	British Pound	36,154	Buy	07/12/13	55,000	54,985	(15)
Citigroup, Inc.	Australian Dollar	548,861	Buy	07/12/13	542,000	501,581	(40,419)
Citigroup, Inc.	Canadian Dollar	690,904	Buy	07/12/13	687,000	656,780	(30,220)
Citigroup, Inc.	EU Euro	306,832	Buy	07/12/13	404,000	399,403	(4,597)
Citigroup, Inc.	British Pound	506,653	Buy	07/12/13	786,879	770,542	(16,337)
Citigroup, Inc.	Mexican Peso	3,513,722	Buy	08/23/13	267,000	269,868	2,868
Citigroup, Inc.	Mexican Peso	3,511,156	Buy	08/23/13	267,000	269,671	2,671
Citigroup, Inc.	Mexican Peso	3,531,017	Buy	08/23/13	272,000	271,197	(803)
Citigroup, Inc.	South African Rand	2,473,652	Buy	08/23/13	247,000	248,295	1,295
Citigroup, Inc.	Brazilian Real	22,305	Buy	07/12/13	11,000	9,973	(1,027)
Citigroup, Inc.	Chilean Peso	218,598,750	Buy	07/12/13	459,000	429,487	(29,513)
Citigroup, Inc.	British Pound	156,181	Buy	07/12/13	243,000	237,528	(5,472)
Citigroup, Inc.	Mexican Peso	3,485,433	Buy	08/23/13	269,000	267,696	(1,304)
Citigroup, Inc.	Mexican Peso	3,474,804	Buy	08/23/13	269,000	266,879	(2,121)
Citigroup, Inc.	Japanese Yen	95,342,265	Buy	07/12/13	979,000	961,342	(17,658)
Citigroup, Inc.	Singapore Dollar	341,155	Buy	08/23/13	271,000	269,179	(1,821)
Citigroup, Inc.	Canadian Dollar	105,331	Buy	07/12/13	104,000	100,128	(3,872)
Citigroup, Inc.	Mexican Peso	3,512,420	Buy	08/23/13	271,000	269,768	(1,232)
Citigroup, Inc.	Singapore Dollar	341,676	Buy	08/23/13	271,000	269,590	(1,410)
Citigroup, Inc.	EU Euro	585,151	Buy	07/12/13	763,000	761,690	(1,310)
Citigroup, Inc.	Hong Kong Sar Dollar	2,030,107	Buy	08/23/13	261,613	261,799	186
Citigroup, Inc.	Israeli New Shekel	306,231	Buy	08/23/13	84,487	84,086	(401)
Citigroup, Inc.	Malaysian Ringgit	844,707	Buy	08/23/13	271,000	266,405	(4,595)
Citigroup, Inc.	Polish Zloty	5,460,017	Buy	08/23/13	1,666,580	1,637,708	(28,872)
Citigroup, Inc.	Singapore Dollar	22,630	Buy	08/23/13	18,145	17,856	(289)
Citigroup, Inc.	South African Rand	2,717,742	Buy	08/23/13	271,000	272,796	1,796
Citigroup, Inc.	Australian Dollar	553,945	Buy	07/12/13	568,000	506,227	(61,773)
Citigroup, Inc.	Czech Koruna	2,667,264	Buy	08/23/13	134,785	133,494	(1,291)
Citigroup, Inc.	Mexican Peso	3,480,020	Buy	08/23/13	270,000	267,280	(2,720)
Citigroup, Inc.	Mexican Peso	3,481,289	Buy	08/23/13	270,000	267,377	(2,623)
Citigroup, Inc.	Russian Ruble	8,792,944	Buy	08/23/13	272,000	265,042	(6,958)
Citigroup, Inc.	Australian Dollar	362,788	Buy	07/12/13	371,000	331,537	(39,463)
Citigroup, Inc.	EU Euro	486,933	Buy	07/12/13	635,590	633,840	(1,750)
Citigroup, Inc.	Australian Dollar	153,534	Buy	07/12/13	157,000	140,308	(16,692)
Citigroup, Inc.	Hungarian Forint	677,941	Buy	09/09/13	3,022	2,971	(51)
Citigroup, Inc.	Australian Dollar	1,048,150	Buy	07/12/13	1,093,000	957,860	(135,140)
Citigroup, Inc.	Canadian Dollar	212,156	Buy	07/12/13	209,000	201,677	(7,323)
Citigroup, Inc.	Hungarian Forint	60,371,245	Buy	09/20/13	262,000	264,284	2,284
Citigroup, Inc.	Australian Dollar	1,100,398	Buy	07/12/13	1,156,072	1,005,607	(150,465)
Citigroup, Inc.	EU Euro	2,650,202	Buy	07/12/13	3,481,968	3,449,766	(32,202)
Citigroup, Inc.	Norwegian Krone	583,356	Buy	07/12/13	102,000	96,002	(5,998)
Citigroup, Inc.	New Zealand Dollar	1,365,231	Buy	07/12/13	1,174,849	1,057,205	(117,644)
Citigroup, Inc.	New Zealand Dollar	1,628,985	Buy	07/12/13	1,398,000	1,261,451	(136,549)
Citigroup, Inc.	Swedish Krona	8,965,886	Buy	07/12/13	1,412,604	1,336,652	(75,952)
Citigroup, Inc.	Swedish Krona	184,322	Buy	07/12/13	29,000	27,479	(1,521)
Citigroup, Inc.	Hungarian Forint	62,055,071	Buy	09/20/13	271,000	271,656	656
Citigroup, Inc.	Philippine Peso	27,720,105	Buy	07/12/13	681,000	641,578	(39,422)

See Accompanying Notes to Financial Statements

19

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Hungarian Forint	62,056,615	Buy	09/20/13	271,000	271,662	662
Citigroup, Inc.	Chinese Yuan	1,871,168	Buy	08/09/13	297,000	303,829	6,829
Citigroup, Inc.	Chinese Yuan	1,524,721	Buy	08/09/13	242,000	247,575	5,575
Citigroup, Inc.	Chinese Yuan	3,345,566	Buy	08/09/13	531,000	543,232	12,232
Credit Suisse Group AG	Swiss Franc	528,271	Buy	07/12/13	545,000	559,329	14,329
Credit Suisse Group AG	South African Rand	5,569,625	Buy	08/23/13	550,831	559,056	8,225
Credit Suisse Group AG	South Korean Won	133,519,360	Buy	08/23/13	118,000	116,603	(1,397)
Credit Suisse Group AG	Mexican Peso	8,740,828	Buy	08/23/13	678,000	671,332	(6,668)
Credit Suisse Group AG	Hungarian Forint	3,440,639	Buy	09/20/13	15,026	15,062	36
Credit Suisse Group AG	Swiss Franc	323,746	Buy	07/12/13	349,054	342,780	(6,274)
Credit Suisse Group AG	Japanese Yen	4,564,780	Buy	07/12/13	45,876	46,027	151
Credit Suisse Group AG	Norwegian Krone	10,182,105	Buy	07/12/13	1,780,054	1,675,656	(104,398)
Credit Suisse Group AG	Swedish Krona	19,229	Buy	07/12/13	3,000	2,867	(133)
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Buy	01/14/14	213,000	215,503	2,503
Deutsche Bank AG	Indian Rupee	15,384,240	Buy	08/23/13	276,000	256,442	(19,558)
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Buy	01/14/14	521,000	527,122	6,122
Deutsche Bank AG	Australian Dollar	196,618	Buy	07/12/13	182,000	179,680	(2,320)
Deutsche Bank AG	Australian Dollar	240,656	Buy	07/12/13	221,000	219,925	(1,075)
Deutsche Bank AG	Swedish Krona	2,550,433	Buy	07/12/13	389,000	380,224	(8,776)
Deutsche Bank AG	EU Euro	58,523	Buy	07/12/13	78,000	76,179	(1,821)
Deutsche Bank AG	Japanese Yen	8,957,949	Buy	07/12/13	95,000	90,324	(4,676)
Deutsche Bank AG	British Pound	166,489	Buy	07/12/13	261,000	253,205	(7,795)
Deutsche Bank AG	New Zealand Dollar	882,332	Buy	07/12/13	703,000	683,259	(19,741)
Deutsche Bank AG	Norwegian Krone	2,198,872	Buy	07/12/13	380,000	361,866	(18,134)
Deutsche Bank AG	Swedish Krona	2,351,108	Buy	07/12/13	357,000	350,508	(6,492)
Deutsche Bank AG	Japanese Yen	14,512,920	Buy	07/12/13	145,000	146,335	1,335
Deutsche Bank AG	Swedish Krona	2,291,616	Buy	07/12/13	345,000	341,639	(3,361)
Deutsche Bank AG	Philippine Peso	11,539,710	Buy	07/12/13	273,000	267,085	(5,915)
Deutsche Bank AG	Philippine Peso	11,547,900	Buy	07/12/13	273,000	267,274	(5,726)
Deutsche Bank AG	EU Euro	469,997	Buy	07/12/13	608,000	611,794	3,794
Deutsche Bank AG	EU Euro	1,029,483	Buy	07/12/13	1,322,000	1,340,077	18,077
Deutsche Bank AG	Swiss Franc	528,432	Buy	07/12/13	545,000	559,499	14,499
Deutsche Bank AG	Japanese Yen	43,265,935	Buy	07/12/13	424,000	436,253	12,253
Deutsche Bank AG	Norwegian Krone	1,270,775	Buy	07/12/13	218,000	209,130	(8,870)
Deutsche Bank AG	EU Euro	440,298	Buy	07/12/13	567,000	573,136	6,136
Deutsche Bank AG	Japanese Yen	22,603,173	Buy	07/12/13	221,000	227,909	6,909
Deutsche Bank AG	Brazilian Real	1,084,389	Buy	07/12/13	533,000	484,847	(48,153)
Deutsche Bank AG	Australian Dollar	272,451	Buy	07/12/13	270,000	248,982	(21,018)
Deutsche Bank AG	Australian Dollar	273,676	Buy	07/12/13	273,000	250,101	(22,899)
Deutsche Bank AG	EU Euro	252,382	Buy	07/12/13	330,000	328,525	(1,475)
Deutsche Bank AG	British Pound	56,927	Buy	07/12/13	88,000	86,578	(1,422)
Deutsche Bank AG	Australian Dollar	218,997	Buy	07/12/13	222,000	200,132	(21,868)
Deutsche Bank AG	Australian Dollar	169,495	Buy	07/12/13	174,000	154,894	(19,106)
Deutsche Bank AG	Philippine Peso	26,528,850	Buy	07/12/13	645,000	614,006	(30,994)
Deutsche Bank AG	Japanese Yen	12,570,328	Buy	07/12/13	129,000	126,747	(2,253)
Deutsche Bank AG	Mexican Peso	3,503,658	Buy	08/23/13	271,000	269,095	(1,905)
Deutsche Bank AG	Peruvian Nuevo Sol	199,688	Buy	08/23/13	72,168	71,444	(724)
Deutsche Bank AG	Japanese Yen	28,632,956	Buy	07/12/13	293,000	288,708	(4,292)
Deutsche Bank AG	South Korean Won	272,254,195	Buy	08/23/13	242,305	237,761	(4,544)
Deutsche Bank AG	South African Rand	2,743,183	Buy	08/23/13	271,000	275,349	4,349
Deutsche Bank AG	South African Rand	2,712,937	Buy	08/23/13	271,000	272,313	1,313
Deutsche Bank AG	South African Rand	2,443,321	Buy	08/23/13	249,000	245,251	(3,749)
Deutsche Bank AG	Indian Rupee	15,569,280	Buy	08/23/13	272,000	259,526	(12,474)
Deutsche Bank AG	Peruvian Nuevo Sol	1,176,533	Buy	08/23/13	429,000	420,936	(8,064)
Deutsche Bank AG	Russian Ruble	8,803,280	Buy	08/23/13	272,000	265,353	(6,647)
Deutsche Bank AG	New Zealand Dollar	262,344	Buy	07/12/13	220,000	203,154	(16,846)
Deutsche Bank AG	Japanese Yen	33,041,055	Buy	07/12/13	338,000	333,155	(4,845)
Deutsche Bank AG	Hungarian Forint	60,412,798	Buy	09/20/13	262,000	264,466	2,466
Deutsche Bank AG	Hungarian Forint	61,945,397	Buy	09/20/13	271,000	271,176	176
Deutsche Bank AG	Hungarian Forint	6,470,155	Buy	09/20/13	28,342	28,324	(18)
Deutsche Bank AG	Hungarian Forint	62,038,323	Buy	09/20/13	271,000	271,582	582

See Accompanying Notes to Financial Statements

20

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Philippine Peso	26,705,216	Buy	07/12/13	655,343	618,088	(37,255)
Deutsche Bank AG	Philippine Peso	68,456,747	Buy	07/12/13	1,679,920	1,584,421	(95,499)
Deutsche Bank AG	Colombian Peso	429,507,000	Buy	07/12/13	234,000	223,264	(10,736)
Deutsche Bank AG	Colombian Peso	1,055,412,500	Buy	07/12/13	575,000	548,619	(26,381)
Deutsche Bank AG	Colombian Peso	247,380,855	Buy	07/12/13	136,134	128,593	(7,541)
Deutsche Bank AG	Chinese Yuan	1,586,844	Buy	08/09/13	252,000	257,662	5,662
Deutsche Bank AG	Chinese Yuan	3,268,143	Buy	08/09/13	519,000	530,661	11,661
Goldman Sachs & Co.	Norwegian Krone	1,595,994	Buy	07/12/13	262,000	262,651	651
Goldman Sachs & Co.	EU Euro	412,826	Buy	07/12/13	542,000	537,376	(4,624)
Goldman Sachs & Co.	Canadian Dollar	616,818	Buy	07/12/13	600,000	586,353	(13,647)
Goldman Sachs & Co.	British Pound	356,798	Buy	07/12/13	550,000	542,636	(7,364)
Goldman Sachs & Co.	Australian Dollar	57,236	Buy	07/12/13	55,000	52,305	(2,695)
Goldman Sachs & Co.	EU Euro	423,965	Buy	07/12/13	545,000	551,874	6,874
Goldman Sachs & Co.	Japanese Yen	21,966,669	Buy	07/12/13	213,000	221,491	8,491
Goldman Sachs & Co.	Colombian Peso	984,984,000	Buy	07/12/13	533,000	512,009	(20,991)
Goldman Sachs & Co.	EU Euro	278,056	Buy	07/12/13	360,000	361,945	1,945
Goldman Sachs & Co.	Australian Dollar	148,096	Buy	07/12/13	150,000	135,338	(14,662)
Goldman Sachs & Co.	South African Rand	1,617,207	Buy	08/23/13	162,204	162,329	125
Goldman Sachs & Co.	South African Rand	1,430,920	Buy	08/23/13	143,520	143,630	110
Goldman Sachs & Co.	Japanese Yen	19,664,094	Buy	07/12/13	202,000	198,274	(3,726)
Goldman Sachs & Co.	Norwegian Krone	2,831,733	Buy	07/12/13	486,000	466,015	(19,985)
Goldman Sachs & Co.	Swedish Krona	1,652,108	Buy	07/12/13	250,000	246,300	(3,700)
Goldman Sachs & Co.	Norwegian Krone	1,414,005	Buy	07/12/13	239,000	232,701	(6,299)
Goldman Sachs & Co.	Norwegian Krone	1,333,190	Buy	07/12/13	227,000	219,401	(7,599)
Goldman Sachs & Co.	Australian Dollar	534,278	Buy	07/12/13	558,000	488,254	(69,746)
Goldman Sachs & Co.	EU Euro	193,829	Buy	07/12/13	254,000	252,307	(1,693)
Goldman Sachs & Co.	Chilean Peso	299,548,553	Buy	07/12/13	629,634	588,531	(41,103)
Goldman Sachs & Co.	Japanese Yen	6,492,376	Buy	07/12/13	65,000	65,463	463
HSBC	Japanese Yen	11,211,788	Buy	07/12/13	111,000	113,049	2,049
HSBC	EU Euro	599,531	Buy	07/12/13	779,000	780,408	1,408
JPMorgan Chase & Co.	Norwegian Krone	1,594,220	Buy	07/12/13	262,000	262,359	359
JPMorgan Chase & Co.	British Pound	51,811	Buy	07/12/13	79,000	78,797	(203)
JPMorgan Chase & Co.	EU Euro	76,719	Buy	07/12/13	100,000	99,865	(135)
JPMorgan Chase & Co.	Canadian Dollar	244,035	Buy	07/12/13	232,000	231,982	(18)
JPMorgan Chase & Co.	EU Euro	445,773	Buy	07/12/13	583,778	580,262	(3,516)
JPMorgan Chase & Co.	Norwegian Krone	5,304,376	Buy	07/12/13	869,000	872,934	3,934
JPMorgan Chase & Co.	New Zealand Dollar	214,650	Buy	07/12/13	166,000	166,220	220
JPMorgan Chase & Co.	Swiss Franc	24,228	Buy	07/12/13	26,000	25,652	(348)
JPMorgan Chase & Co.	EU Euro	336,077	Buy	07/12/13	444,000	437,471	(6,529)

See Accompanying Notes to Financial Statements

21

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Swiss Franc	283,063	Buy	07/12/13	307,000	299,705	(7,295)
JPMorgan Chase & Co.	Colombian Peso	1,267,086,000	Buy	07/12/13	669,000	658,650	(10,350)
JPMorgan Chase & Co.	Brazilian Real	3,807,340	Buy	07/12/13	1,767,567	1,702,320	(65,247)
JPMorgan Chase & Co.	Brazilian Real	1,290	Buy	07/12/13	599	577	(22)
JPMorgan Chase & Co.	Philippine Peso	12,216,960	Buy	07/12/13	288,000	282,760	(5,240)
JPMorgan Chase & Co.	Philippine Peso	12,196,800	Buy	07/12/13	288,000	282,293	(5,707)
JPMorgan Chase & Co.	British Pound	454,115	Buy	07/12/13	685,535	690,641	5,106
JPMorgan Chase & Co.	Turkish Lira	132,550	Buy	08/23/13	68,000	68,148	148
JPMorgan Chase & Co.	Mexican Peso	3,530,125	Buy	08/23/13	272,000	271,128	(872)
JPMorgan Chase & Co.	British Pound	345,896	Buy	07/12/13	539,000	526,057	(12,943)
JPMorgan Chase & Co.	Mexican Peso	3,481,264	Buy	08/23/13	269,000	267,375	(1,625)
JPMorgan Chase & Co.	Mexican Peso	3,507,499	Buy	08/23/13	271,000	269,390	(1,610)
JPMorgan Chase & Co.	New Zealand Dollar	343,396	Buy	07/12/13	293,000	265,918	(27,082)
JPMorgan Chase & Co.	Australian Dollar	73,797	Buy	07/12/13	76,000	67,440	(8,560)
JPMorgan Chase & Co.	Indonesian Rupiah	4,168,680,000	Buy	08/23/13	399,797	417,423	17,626
JPMorgan Chase & Co.	Japanese Yen	25,081,242	Buy	07/12/13	256,000	252,896	(3,104)
JPMorgan Chase & Co.	Russian Ruble	30,155,090	Buy	08/23/13	923,148	908,951	(14,197)
JPMorgan Chase & Co.	Indonesian Rupiah	4,168,680,000	Buy	08/23/13	411,925	417,423	5,498
JPMorgan Chase & Co.	Malaysian Ringgit	845,385	Buy	08/23/13	271,000	266,619	(4,381)
JPMorgan Chase & Co.	Russian Ruble	151,008	Buy	08/23/13	4,623	4,552	(71)
JPMorgan Chase & Co.	Malaysian Ringgit	836,325	Buy	08/23/13	270,000	263,762	(6,238)
JPMorgan Chase & Co.	Malaysian Ringgit	843,880	Buy	08/23/13	272,000	266,145	(5,855)
JPMorgan Chase & Co.	Malaysian Ringgit	842,656	Buy	08/23/13	272,000	265,759	(6,241)
JPMorgan Chase & Co.	Russian Ruble	8,803,280	Buy	08/23/13	272,000	265,353	(6,647)
JPMorgan Chase & Co.	Swedish Krona	3,653,580	Buy	07/12/13	558,000	544,683	(13,317)
JPMorgan Chase & Co.	Australian Dollar	184,879	Buy	07/12/13	189,000	168,953	(20,047)
JPMorgan Chase & Co.	Norwegian Krone	3,176,042	Buy	07/12/13	545,000	522,677	(22,323)
JPMorgan Chase & Co.	British Pound	562,653	Buy	07/12/13	861,000	855,711	(5,289)
JPMorgan Chase & Co.	Japanese Yen	10,684,159	Buy	07/12/13	108,000	107,729	(271)
JPMorgan Chase & Co.	Danish Krone	849,772	Buy	07/12/13	149,858	148,315	(1,543)
JPMorgan Chase & Co.	Australian Dollar	221,614	Buy	07/12/13	232,000	202,524	(29,476)
JPMorgan Chase & Co.	British Pound	203,760	Buy	07/12/13	312,000	309,889	(2,111)
JPMorgan Chase & Co.	Taiwan New Dollar	4,544,479	Buy	07/12/13	153,868	151,641	(2,227)
UBS Warburg LLC	British Pound	38,231	Buy	07/12/13	58,000	58,144	144
UBS Warburg LLC	Japanese Yen	106,275,187	Buy	07/12/13	1,088,000	1,071,579	(16,421)
UBS Warburg LLC	Swedish Krona	2,201,672	Buy	07/12/13	336,000	328,230	(7,770)
UBS Warburg LLC	Japanese Yen	43,811,057	Buy	07/12/13	441,000	441,750	750

See Accompanying Notes to Financial Statements

22

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	Norwegian Krone	1,161,116	Buy	07/12/13	199,000	191,083	(7,917)
UBS Warburg LLC	EU Euro	972,543	Buy	07/12/13	1,272,000	1,265,959	(6,041)
UBS Warburg LLC	EU Euro	149,981	Buy	07/12/13	196,000	195,230	(770)
							$(2,856,691)
Barclays Bank PLC	British Pound	172,381	Sell	07/12/13	$262,000	$262,166	$(166)
Barclays Bank PLC	Norwegian Krone	568,481	Sell	07/12/13	94,000	93,554	446
Barclays Bank PLC	Philippine Peso	3,381,534	Sell	07/12/13	78,000	78,265	(265)
HSBC	Australian Dollar	196,577	Sell	07/12/13	182,000	179,643	2,357
Barclays Bank PLC	Brazilian Real	157,745	Sell	07/12/13	70,000	70,530	(530)
Barclays Bank PLC	Australian Dollar	633,245	Sell	07/12/13	588,000	578,696	9,304
Barclays Bank PLC	British Pound	140,122	Sell	07/12/13	220,000	213,105	6,895
Barclays Bank PLC	Colombian Peso	1,116,512,000	Sell	07/12/13	592,000	580,380	11,620
Barclays Bank PLC	Swiss Franc	488,398	Sell	07/12/13	531,000	517,111	13,889
Barclays Bank PLC	Swiss Franc	249,176	Sell	07/12/13	268,000	263,825	4,175
Barclays Bank PLC	Swiss Franc	247,835	Sell	07/12/13	268,000	262,405	5,595
Barclays Bank PLC	British Pound	199,103	Sell	07/12/13	310,000	302,806	7,194
Barclays Bank PLC	Swiss Franc	222,469	Sell	07/12/13	238,000	235,549	2,451
Barclays Bank PLC	Chilean Peso	493,545,000	Sell	07/12/13	975,000	969,681	5,319
Barclays Bank PLC	British Pound	278,885	Sell	07/12/13	423,000	424,143	(1,143)
Barclays Bank PLC	New Zealand Dollar	595,835	Sell	07/12/13	481,000	461,402	19,598
Barclays Bank PLC	EU Euro	115,257	Sell	07/12/13	149,000	150,030	(1,030)
Barclays Bank PLC	Swiss Franc	512,071	Sell	07/12/13	532,000	542,177	(10,177)
Barclays Bank PLC	Japanese Yen	27,140,219	Sell	07/12/13	266,000	273,657	(7,657)
Barclays Bank PLC	Swiss Franc	262,366	Sell	07/12/13	272,000	277,791	(5,791)
Barclays Bank PLC	Thai Baht	10,745,025	Sell	08/23/13	345,000	345,459	(459)
Barclays Bank PLC	Swiss Franc	519,890	Sell	07/12/13	544,000	550,455	(6,455)
Barclays Bank PLC	Australian Dollar	529,568	Sell	07/12/13	539,000	483,950	55,050
Barclays Bank PLC	Australian Dollar	536,516	Sell	07/12/13	539,000	490,299	48,701
Barclays Bank PLC	Mexican Peso	3,482,478	Sell	08/23/13	271,000	267,469	3,531
Barclays Bank PLC	Thai Baht	8,248,231	Sell	08/23/13	264,791	265,186	(395)
Barclays Bank PLC	Swedish Krona	2,231,768	Sell	07/12/13	341,000	332,717	8,283
Barclays Bank PLC	South African Rand	2,727,360	Sell	08/23/13	271,000	273,761	(2,761)
Barclays Bank PLC	EU Euro	290,288	Sell	07/12/13	378,000	377,867	133
Barclays Bank PLC	British Pound	713,619	Sell	07/12/13	1,087,000	1,085,308	1,692
Citigroup, Inc.	EU Euro	931,576	Sell	07/12/13	1,211,649	1,212,631	(982)
Citigroup, Inc.	Norwegian Krone	603,526	Sell	07/12/13	99,000	99,322	(322)
Citigroup, Inc.	Swedish Krona	1,041,785	Sell	07/12/13	155,000	155,311	(311)
Citigroup, Inc.	Norwegian Krone	1,001,732	Sell	07/12/13	164,000	164,854	(854)
Citigroup, Inc.	Japanese Yen	19,149,298	Sell	07/12/13	196,000	193,084	2,916
Citigroup, Inc.	EU Euro	170,327	Sell	07/12/13	223,000	221,715	1,285
Citigroup, Inc.	EU Euro	400,073	Sell	07/12/13	524,000	520,774	3,226
Citigroup, Inc.	Norwegian Krone	2,415,900	Sell	07/12/13	392,000	397,582	(5,582)
Citigroup, Inc.	New Zealand Dollar	213,200	Sell	07/12/13	165,000	165,097	(97)
Citigroup, Inc.	Japanese Yen	16,110,287	Sell	07/12/13	165,000	162,441	2,559
Citigroup, Inc.	EU Euro	460,433	Sell	07/12/13	605,000	599,345	5,655
Citigroup, Inc.	British Pound	114,730	Sell	07/12/13	177,000	174,487	2,513
Citigroup, Inc.	Canadian Dollar	440,292	Sell	07/12/13	421,000	418,546	2,454
Citigroup, Inc.	British Pound	65,919	Sell	07/12/13	102,000	100,253	1,747
Citigroup, Inc.	British Pound	178,734	Sell	07/12/13	277,000	271,828	5,172
Citigroup, Inc.	Australian Dollar	605,495	Sell	07/12/13	572,000	553,336	18,664
Citigroup, Inc.	Swedish Krona	763	Sell	07/12/13	118	113	5
Citigroup, Inc.	British Pound	157,831	Sell	07/12/13	247,000	240,037	6,963
Citigroup, Inc.	EU Euro	258,000	Sell	07/12/13	346,000	335,838	10,162
Citigroup, Inc.	Japanese Yen	56,892,540	Sell	07/12/13	600,000	573,651	26,349
Citigroup, Inc.	New Zealand Dollar	165,340	Sell	07/12/13	133,000	128,036	4,964
Citigroup, Inc.	Australian Dollar	266,906	Sell	07/12/13	253,000	243,914	9,086
Citigroup, Inc.	British Pound	146,815	Sell	07/12/13	230,000	223,284	6,716
Citigroup, Inc.	Australian Dollar	458,389	Sell	07/12/13	433,000	418,902	14,098
Citigroup, Inc.	Brazilian Real	581,431	Sell	07/12/13	271,000	259,967	11,033
Citigroup, Inc.	Swiss Franc	328,308	Sell	07/12/13	353,000	347,609	5,391
Deutsche Bank AG	British Pound	355,283	Sell	07/12/13	554,000	540,333	13,667
Citigroup, Inc.	Brazilian Real	572,623	Sell	07/12/13	271,000	256,029	14,971
Citigroup, Inc.	Norwegian Krone	1,660,684	Sell	07/12/13	285,000	273,297	11,703
Citigroup, Inc.	Swedish Krona	2,497,099	Sell	07/12/13	380,000	372,273	7,727
Citigroup, Inc.	Canadian Dollar	710,607	Sell	07/12/13	686,000	675,510	10,490
Citigroup, Inc.	Norwegian Krone	5,650,811	Sell	07/12/13	971,000	929,947	41,053
Citigroup, Inc.	Philippine Peso	11,315,700	Sell	07/12/13	270,000	261,900	8,100
Citigroup, Inc.	Japanese Yen	17,138,057	Sell	07/12/13	170,000	172,804	(2,804)
Citigroup, Inc.	Canadian Dollar	308,872	Sell	07/12/13	298,000	293,617	4,383

See Accompanying Notes to Financial Statements

23

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	490,407	Sell	07/12/13	636,000	638,362	(2,362)
Citigroup, Inc.	EU Euro	199,813	Sell	07/12/13	259,000	260,096	(1,096)
Citigroup, Inc.	Canadian Dollar	788,674	Sell	07/12/13	761,000	749,721	11,279
Citigroup, Inc.	Japanese Yen	5,559,263	Sell	07/12/13	55,000	56,054	(1,054)
Citigroup, Inc.	Swedish Krona	2,298,485	Sell	07/12/13	345,000	342,663	2,337
Citigroup, Inc.	EU Euro	405,316	Sell	07/12/13	524,000	527,600	(3,600)
Citigroup, Inc.	British Pound	457,733	Sell	07/12/13	688,462	696,144	(7,682)
Citigroup, Inc.	Canadian Dollar	711,339	Sell	07/12/13	684,000	676,206	7,794
Citigroup, Inc.	Australian Dollar	142,183	Sell	07/12/13	137,000	129,935	7,065
Citigroup, Inc.	Norwegian Krone	2,208,108	Sell	07/12/13	378,000	363,386	14,614
Citigroup, Inc.	Canadian Dollar	723,041	Sell	07/12/13	701,000	687,330	13,670
Citigroup, Inc.	New Zealand Dollar	70,116	Sell	07/12/13	57,000	54,296	2,704
Citigroup, Inc.	EU Euro	164,301	Sell	07/12/13	211,000	213,870	(2,870)
Citigroup, Inc.	New Zealand Dollar	380,816	Sell	07/12/13	310,000	294,896	15,104
Citigroup, Inc.	Norwegian Krone	309,934	Sell	07/12/13	53,000	51,005	1,995
Citigroup, Inc.	New Zealand Dollar	144,254	Sell	07/12/13	116,000	111,707	4,293
Citigroup, Inc.	Canadian Dollar	574,409	Sell	07/12/13	558,000	546,039	11,961
Citigroup, Inc.	Swedish Krona	1,314,725	Sell	07/12/13	196,000	196,002	(2)
Citigroup, Inc.	Canadian Dollar	494,969	Sell	07/12/13	486,000	470,522	15,478
Citigroup, Inc.	Czech Koruna	1,447,243	Sell	08/23/13	73,000	72,433	567
Citigroup, Inc.	Russian Ruble	1,379,765	Sell	08/23/13	41,542	41,590	(48)
Citigroup, Inc.	Brazilian Real	1,078,792	Sell	07/12/13	533,000	482,345	50,655
Citigroup, Inc.	Hong Kong Sar Dollar	1,946,418	Sell	08/23/13	251,000	251,006	(6)
Citigroup, Inc.	South Korean Won	381,176,400	Sell	08/23/13	330,000	332,884	(2,884)
Citigroup, Inc.	Polish Zloty	775,982	Sell	08/23/13	235,000	232,752	2,248
Citigroup, Inc.	Indian Rupee	12,115,536	Sell	08/23/13	201,000	201,955	(955)
Citigroup, Inc.	New Zealand Dollar	327,549	Sell	07/12/13	271,000	253,647	17,353
Citigroup, Inc.	Mexican Peso	2,603,379	Sell	08/23/13	194,000	199,950	(5,950)
Citigroup, Inc.	Mexican Peso	3,038,686	Sell	08/23/13	227,000	233,384	(6,384)
Citigroup, Inc.	Mexican Peso	3,580,270	Sell	08/23/13	267,000	274,980	(7,980)
Citigroup, Inc.	Mexican Peso	3,572,102	Sell	08/23/13	267,000	274,352	(7,352)
Citigroup, Inc.	Norwegian Krone	616,786	Sell	07/12/13	107,000	101,504	5,496
Citigroup, Inc.	British Pound	151,838	Sell	07/12/13	236,000	230,923	5,077
Citigroup, Inc.	British Pound	346,116	Sell	07/12/13	539,000	526,391	12,609
Citigroup, Inc.	EU Euro	208,442	Sell	07/12/13	274,391	271,329	3,062
Citigroup, Inc.	Japanese Yen	106,136,734	Sell	07/12/13	1,069,000	1,070,183	(1,183)
Citigroup, Inc.	Mexican Peso	3,470,698	Sell	08/23/13	269,000	266,564	2,436
Citigroup, Inc.	Mexican Peso	3,470,725	Sell	08/23/13	269,000	266,566	2,434
Citigroup, Inc.	EU Euro	942,437	Sell	07/12/13	1,234,252	1,226,769	7,483
Citigroup, Inc.	Mexican Peso	3,495,782	Sell	08/23/13	271,000	268,491	2,509
Citigroup, Inc.	Mexican Peso	3,495,023	Sell	08/23/13	271,000	268,432	2,568
Citigroup, Inc.	Indonesian Rupiah	4,168,680,000	Sell	08/23/13	398,840	417,422	(18,582)
Citigroup, Inc.	Norwegian Krone	246,404	Sell	07/12/13	42,000	40,550	1,450
Citigroup, Inc.	Canadian Dollar	152,194	Sell	07/12/13	149,000	144,677	4,323
Citigroup, Inc.	British Pound	131,777	Sell	07/12/13	201,000	200,414	586
Citigroup, Inc.	Turkish Lira	515,326	Sell	08/23/13	271,000	264,944	6,056
Citigroup, Inc.	Malaysian Ringgit	839,152	Sell	08/23/13	271,000	264,653	6,347
Citigroup, Inc.	Mexican Peso	3,463,697	Sell	08/23/13	270,000	266,026	3,974
Citigroup, Inc.	Polish Zloty	115,584	Sell	08/23/13	35,427	34,669	758
Citigroup, Inc.	British Pound	144,184	Sell	07/12/13	220,000	219,283	717
Citigroup, Inc.	Singapore Dollar	339,992	Sell	08/23/13	272,000	268,262	3,738
Citigroup, Inc.	Polish Zloty	893,337	Sell	08/23/13	272,000	267,952	4,048
Citigroup, Inc.	South African Rand	1,666,245	Sell	08/23/13	167,801	167,251	550
Citigroup, Inc.	Canadian Dollar	707,448	Sell	07/12/13	688,000	672,507	15,493
Citigroup, Inc.	British Pound	305,674	Sell	07/12/13	467,000	464,885	2,115
Citigroup, Inc.	Japanese Yen	67,011,461	Sell	07/12/13	684,195	675,680	8,515
Citigroup, Inc.	EU Euro	278,770	Sell	07/12/13	366,000	362,875	3,125
Citigroup, Inc.	Canadian Dollar	678,613	Sell	07/12/13	659,000	645,096	13,904
Citigroup, Inc.	Norwegian Krone	1,118,540	Sell	07/12/13	192,000	184,077	7,923
Citigroup, Inc.	Australian Dollar	543,035	Sell	07/12/13	560,000	496,256	63,744
Citigroup, Inc.	Canadian Dollar	687,787	Sell	07/12/13	672,000	653,817	18,183
Citigroup, Inc.	Swedish Krona	2,572,764	Sell	07/12/13	402,000	383,553	18,447
Citigroup, Inc.	Hungarian Forint	60,414,606	Sell	09/20/13	262,000	264,474	(2,474)
Citigroup, Inc.	New Zealand Dollar	397,379	Sell	07/12/13	339,000	307,722	31,278
Citigroup, Inc.	Japanese Yen	53,675,578	Sell	07/12/13	547,000	541,214	5,786
Citigroup, Inc.	Hungarian Forint	66,797,508	Sell	09/20/13	291,000	292,416	(1,416)
Citigroup, Inc.	British Pound	281,490	Sell	07/12/13	433,000	428,105	4,895
Citigroup, Inc.	Colombian Peso	988,598,400	Sell	07/12/13	536,000	513,888	22,112
Citigroup, Inc.	Hungarian Forint	2,939,999	Sell	09/20/13	13,028	12,870	158
Citigroup, Inc.	Colombian Peso	8,796,840	Sell	07/12/13	4,767	4,573	194

See Accompanying Notes to Financial Statements

24

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Philippine Peso	75,721	Sell	07/12/13	1,857	1,753	104
Citigroup, Inc.	Colombian Peso	418,100,000	Sell	07/12/13	226,000	217,335	8,665
Citigroup, Inc.	Philippine Peso	8,859,025	Sell	07/12/13	217,000	205,041	11,959
Credit Suisse Group AG	British Pound	661,457	Sell	07/12/13	1,020,000	1,005,978	14,022
Credit Suisse Group AG	British Pound	178,735	Sell	07/12/13	277,000	271,829	5,171
Credit Suisse Group AG	Swiss Franc	15,341	Sell	07/12/13	16,000	16,243	(243)
HSBC	Norwegian Krone	808,409	Sell	07/12/13	137,000	133,039	3,961
Credit Suisse Group AG	Swedish Krona	3,854,507	Sell	07/12/13	578,804	574,638	4,166
Credit Suisse Group AG	Japanese Yen	56,044,844	Sell	07/12/13	573,000	565,104	7,896
Deutsche Bank AG	Chinese Offshore Yuan	1,341,261	Sell	01/14/14	212,780	215,502	(2,722)
Deutsche Bank AG	Chinese Offshore Yuan	3,280,737	Sell	01/14/14	526,206	527,122	(916)
Deutsche Bank AG	Australian Dollar	317,367	Sell	07/12/13	294,000	290,028	3,972
Deutsche Bank AG	Canadian Dollar	271,222	Sell	07/12/13	258,000	257,826	174
Deutsche Bank AG	EU Euro	448,419	Sell	07/12/13	593,000	583,707	9,293
Deutsche Bank AG	Brazilian Real	70	Sell	07/12/13	32	31	1
Deutsche Bank AG	Brazilian Real	226,275	Sell	07/12/13	105,000	101,171	3,829
Deutsche Bank AG	Brazilian Real	273,685	Sell	07/12/13	127,000	122,369	4,631
Deutsche Bank AG	Canadian Dollar	380,416	Sell	07/12/13	374,000	361,627	12,373
Deutsche Bank AG	EU Euro	408,345	Sell	07/12/13	542,000	531,542	10,458
Barclays Bank PLC	EU Euro	408,863	Sell	07/12/13	542,000	532,216	9,784
Deutsche Bank AG	Australian Dollar	290,341	Sell	07/12/13	273,000	265,331	7,669
Deutsche Bank AG	EU Euro	680,427	Sell	07/12/13	899,000	885,711	13,289
Deutsche Bank AG	Brazilian Real	572,894	Sell	07/12/13	271,000	256,150	14,850
Deutsche Bank AG	New Zealand Dollar	269,517	Sell	07/12/13	215,000	208,708	6,292
Deutsche Bank AG	Australian Dollar	459,106	Sell	07/12/13	441,000	419,557	21,443
Deutsche Bank AG	Brazilian Real	202,996	Sell	07/12/13	95,000	90,763	4,237
Deutsche Bank AG	Colombian Peso	176,190,120	Sell	07/12/13	92,000	91,586	414
Deutsche Bank AG	Philippine Peso	27,070,050	Sell	07/12/13	635,000	626,532	8,468
Deutsche Bank AG	Australian Dollar	238,381	Sell	07/12/13	229,000	217,846	11,154
Deutsche Bank AG	Swiss Franc	1,057,754	Sell	07/12/13	1,088,000	1,119,940	(31,940)
Deutsche Bank AG	New Zealand Dollar	125,638	Sell	07/12/13	101,000	97,291	3,709
Deutsche Bank AG	EU Euro	841,695	Sell	07/12/13	1,081,000	1,095,634	(14,634)
Deutsche Bank AG	New Zealand Dollar	639,325	Sell	07/12/13	520,000	495,079	24,921
Deutsche Bank AG	Swedish Krona	2,574,120	Sell	07/12/13	385,000	383,755	1,245
Deutsche Bank AG	Australian Dollar	461,652	Sell	07/12/13	454,000	421,884	32,116
Deutsche Bank AG	Swedish Krona	2,262,614	Sell	07/12/13	339,000	337,315	1,685
Deutsche Bank AG	Swiss Franc	262,371	Sell	07/12/13	272,000	277,796	(5,796)
Deutsche Bank AG	Malaysian Ringgit	1,301,520	Sell	08/23/13	408,000	410,476	(2,476)
Deutsche Bank AG	Japanese Yen	34,952,901	Sell	07/12/13	343,000	352,432	(9,432)
Deutsche Bank AG	Japanese Yen	36,234,072	Sell	07/12/13	357,000	365,350	(8,350)
Deutsche Bank AG	Australian Dollar	443,330	Sell	07/12/13	447,000	405,140	41,860
Deutsche Bank AG	Mexican Peso	3,576,870	Sell	08/23/13	267,000	274,718	(7,718)
Deutsche Bank AG	Japanese Yen	19,378,050	Sell	07/12/13	196,000	195,390	610
Deutsche Bank AG	EU Euro	670,299	Sell	07/12/13	882,703	872,528	10,175
Deutsche Bank AG	Japanese Yen	17,614,132	Sell	07/12/13	178,000	177,604	396
Deutsche Bank AG	Israeli New Shekel	306,231	Sell	08/23/13	85,003	84,086	917
Deutsche Bank AG	Japanese Yen	15,161,183	Sell	07/12/13	153,000	152,871	129
Deutsche Bank AG	Colombian Peso	971,261,000	Sell	07/12/13	527,000	504,876	22,124
Deutsche Bank AG	EU Euro	122,678	Sell	07/12/13	162,000	159,690	2,310
Deutsche Bank AG	Norwegian Krone	1,613,717	Sell	07/12/13	279,000	265,567	13,433
Deutsche Bank AG	Australian Dollar	181,890	Sell	07/12/13	186,000	166,222	19,778
Deutsche Bank AG	South African Rand	2,730,694	Sell	08/23/13	271,000	274,096	(3,096)
Deutsche Bank AG	South African Rand	2,506,354	Sell	08/23/13	247,000	251,578	(4,578)
Deutsche Bank AG	South African Rand	11,529,815	Sell	08/23/13	1,128,274	1,157,316	(29,042)
Deutsche Bank AG	Australian Dollar	153,312	Sell	07/12/13	158,000	140,106	17,894
Deutsche Bank AG	South African Rand	8,192,119	Sell	08/23/13	801,657	822,292	(20,635)
Deutsche Bank AG	Malaysian Ringgit	245,724	Sell	08/23/13	77,936	77,497	439
Deutsche Bank AG	Mexican Peso	3,310,124	Sell	08/23/13	256,798	254,231	2,567
Deutsche Bank AG	Mexican Peso	4,409,000	Sell	08/23/13	342,048	338,629	3,419
Deutsche Bank AG	British Pound	359,121	Sell	07/12/13	551,000	546,170	4,830
Deutsche Bank AG	EU Euro	806,668	Sell	07/12/13	1,050,000	1,050,040	(40)
Deutsche Bank AG	Polish Zloty	885,315	Sell	08/23/13	271,000	265,546	5,454
Deutsche Bank AG	Turkish Lira	515,163	Sell	08/23/13	271,000	264,860	6,140
Deutsche Bank AG	Mexican Peso	3,463,535	Sell	08/23/13	270,000	266,014	3,986
Deutsche Bank AG	Hungarian Forint	66,795,674	Sell	09/20/13	291,000	292,408	(1,408)

See Accompanying Notes to Financial Statements

25

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Philippine Peso	27,464,500	Sell	07/12/13	665,000	635,662	29,338
Deutsche Bank AG	Hungarian Forint	46,278,709	Sell	09/20/13	205,615	202,592	3,023
Deutsche Bank AG	Hungarian Forint	61,293,181	Sell	09/20/13	271,000	268,320	2,680
Deutsche Bank AG	Brazilian Real	7,009,266	Sell	07/12/13	3,434,231	3,133,951	300,280
Deutsche Bank AG	Brazilian Real	290,475	Sell	07/12/13	142,320	129,876	12,444
Deutsche Bank AG	Hungarian Forint	122,545,630	Sell	09/20/13	536,807	536,463	344
Deutsche Bank AG	Philippine Peso	11,349,350	Sell	07/12/13	278,000	262,679	15,321
Deutsche Bank AG	Philippine Peso	27,801,825	Sell	07/12/13	681,000	643,469	37,531
Deutsche Bank AG	Philippine Peso	6,421,120	Sell	07/12/13	158,000	148,616	9,384
Deutsche Bank AG	Colombian Peso	2,610,160	Sell	07/12/13	1,436	1,356	80
Deutsche Bank AG	Philippine Peso	16,946,880	Sell	07/12/13	417,000	392,233	24,767
Deutsche Bank AG	Chinese Yuan	3,111,565	Sell	08/09/13	494,960	505,237	(10,277)
Goldman Sachs & Co.	British Pound	172,494	Sell	07/12/13	262,000	262,338	(338)
Goldman Sachs & Co.	Australian Dollar	645,130	Sell	07/12/13	600,000	589,557	10,443
Goldman Sachs & Co.	British Pound	374,354	Sell	07/12/13	576,000	569,337	6,663
Goldman Sachs & Co.	Norwegian Krone	398,112	Sell	07/12/13	68,000	65,517	2,483
Goldman Sachs & Co.	Norwegian Krone	3,863,230	Sell	07/12/13	654,000	635,767	18,233
Goldman Sachs & Co.	Norwegian Krone	2,411,669	Sell	07/12/13	413,000	396,885	16,115
Goldman Sachs & Co.	Norwegian Krone	1,885,488	Sell	07/12/13	325,000	310,292	14,708
Goldman Sachs & Co.	Swedish Krona	1,346,634	Sell	07/12/13	202,000	200,759	1,241
Goldman Sachs & Co.	British Pound	526,809	Sell	07/12/13	806,000	801,199	4,801
Goldman Sachs & Co.	Swedish Krona	1,324,518	Sell	07/12/13	199,000	197,462	1,538
Goldman Sachs & Co.	British Pound	229,605	Sell	07/12/13	350,000	349,194	806
Goldman Sachs & Co.	British Pound	193,464	Sell	07/12/13	294,000	294,230	(230)
Goldman Sachs & Co.	Norwegian Krone	1,271,704	Sell	07/12/13	217,000	209,283	7,717
Goldman Sachs & Co.	Australian Dollar	582,079	Sell	07/12/13	574,000	531,938	42,062
Goldman Sachs & Co.	Norwegian Krone	2,231,190	Sell	07/12/13	382,000	367,184	14,816
Goldman Sachs & Co.	Norwegian Krone	2,197,500	Sell	07/12/13	378,000	361,640	16,360
Goldman Sachs & Co.	Norwegian Krone	2,653,052	Sell	07/12/13	457,000	436,609	20,391
Goldman Sachs & Co.	South African Rand	2,732,667	Sell	08/23/13	271,000	274,294	(3,294)
Goldman Sachs & Co.	EU Euro	388,528	Sell	07/12/13	509,000	505,747	3,253
Goldman Sachs & Co.	Canadian Dollar	177,295	Sell	07/12/13	174,000	168,538	5,462
Goldman Sachs & Co.	British Pound	359,117	Sell	07/12/13	551,000	546,163	4,837
Goldman Sachs & Co.	South African Rand	2,340,939	Sell	08/23/13	232,000	234,974	(2,974)
Goldman Sachs & Co.	Polish Zloty	893,634	Sell	08/23/13	272,000	268,042	3,958
Goldman Sachs & Co.	British Pound	534,583	Sell	07/12/13	814,000	813,022	978
Goldman Sachs & Co.	Norwegian Krone	1,286,250	Sell	07/12/13	224,000	211,677	12,323
HSBC	British Pound	186,522	Sell	07/12/13	292,000	283,672	8,328
HSBC	Brazilian Real	368,839	Sell	07/12/13	179,000	164,914	14,086
HSBC	Philippine Peso	21,945,385	Sell	07/12/13	539,000	507,923	31,077
JPMorgan Chase & Co.	British Pound	172,257	Sell	07/12/13	262,000	261,978	22
JPMorgan Chase & Co.	Brazilian Real	1,254,816	Sell	07/12/13	569,000	561,047	7,953

See Accompanying Notes to Financial Statements

26

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Colombian Peso	263,092,000	Sell	07/12/13	136,000	136,759	(759)
JPMorgan Chase & Co.	Taiwan New Dollar	4,567,144	Sell	07/12/13	152,000	152,397	(397)
JPMorgan Chase & Co.	Philippine Peso	11,315,700	Sell	07/12/13	270,000	261,900	8,100
JPMorgan Chase & Co.	EU Euro	68,680	Sell	07/12/13	88,718	89,400	(682)
JPMorgan Chase & Co.	Chinese Yuan	2,240,547	Sell	08/09/13	361,000	363,806	(2,806)
JPMorgan Chase & Co.	Singapore Dollar	252,017	Sell	08/23/13	199,000	198,847	153
JPMorgan Chase & Co.	Peruvian Nuevo Sol	215,677	Sell	08/23/13	77,000	77,164	(164)
JPMorgan Chase & Co.	Romanian New Leu	233,314	Sell	08/23/13	68,000	67,615	385
JPMorgan Chase & Co.	Mexican Peso	2,764,835	Sell	08/23/13	209,000	212,351	(3,351)
JPMorgan Chase & Co.	British Pound	330,556	Sell	07/12/13	515,000	502,727	12,273
JPMorgan Chase & Co.	Mexican Peso	3,470,235	Sell	08/23/13	269,000	266,528	2,472
JPMorgan Chase & Co.	British Pound	418,518	Sell	07/12/13	648,000	636,504	11,496
JPMorgan Chase & Co.	Russian Ruble	56,594,960	Sell	08/23/13	1,732,508	1,705,916	26,592
JPMorgan Chase & Co.	Australian Dollar	544,249	Sell	07/12/13	556,000	497,366	58,634
JPMorgan Chase & Co.	New Zealand Dollar	820,799	Sell	07/12/13	694,000	635,609	58,391
HSBC	Russian Ruble	83,224,460	Sell	08/23/13	2,547,701	2,508,597	39,104
JPMorgan Chase & Co.	Norwegian Krone	3,199,862	Sell	07/12/13	544,000	526,597	17,403
JPMorgan Chase & Co.	Swedish Krona	3,553,269	Sell	07/12/13	545,000	529,729	15,271
JPMorgan Chase & Co.	Australian Dollar	530,113	Sell	07/12/13	544,000	484,448	59,552
JPMorgan Chase & Co.	Australian Dollar	531,723	Sell	07/12/13	546,000	485,919	60,081
JPMorgan Chase & Co.	Norwegian Krone	5,586,060	Sell	07/12/13	970,000	919,291	50,709
JPMorgan Chase & Co.	British Pound	416,936	Sell	07/12/13	640,000	634,097	5,903
JPMorgan Chase & Co.	Australian Dollar	251,043	Sell	07/12/13	263,000	229,418	33,582
JPMorgan Chase & Co.	New Zealand Dollar	4,695	Sell	07/12/13	4,000	3,636	364
JPMorgan Chase & Co.	Brazilian Real	581,431	Sell	07/12/13	271,000	259,967	11,033
UBS Warburg LLC	British Pound	142,630	Sell	07/12/13	223,000	216,918	6,082
UBS Warburg LLC	New Zealand Dollar	253,954	Sell	07/12/13	213,000	196,656	16,344
UBS Warburg LLC	New Zealand Dollar	842,893	Sell	07/12/13	709,000	652,718	56,282
UBS Warburg LLC	New Zealand Dollar	1,285,743	Sell	07/12/13	1,094,000	995,651	98,349
UBS Warburg LLC	Swedish Krona	1,040,430	Sell	07/12/13	163,000	155,109	7,891
UBS Warburg LLC	EU Euro	1,471,042	Sell	07/12/13	1,930,000	1,914,854	15,146
							$2,436,386

ING Balanced Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/| (Depreciation)
Long Contracts
30-year German Government Bond	3	09/06/13	$501,939	$(10,595)
Australia 10-Year Bond	2	09/16/13	216,548	(5,367)
Australia 3-Year Bond	5	09/16/13	499,378	(2,938)
Canada 10-Year Bond	9	09/19/13	1,124,551	(29,257)
Euro-Bobl 5-Year	23	09/06/13	3,748,210	(32,176)
Euro-Schatz	49	09/06/13	7,038,496	5,511
Japan 10-Year Bond (TSE)	3	09/10/13	4,316,394	(8,279)
Long Gilt	18	09/26/13	3,063,515	(109,106)

See Accompanying Notes to Financial Statements

27

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/| (Depreciation)
Mini MSCI Emerging Markets Index	34	09/20/13	1,587,290	(5,614)
S&P 500 E-Mini	76	09/20/13	6,077,340	(30,691)
Short Gilt	5	09/26/13	796,374	1,635
U.S. Treasury 2-Year Note	63	09/30/13	13,860,000	(11,217)
U.S. Treasury 5-Year Note	85	09/30/13	10,288,985	(43,014)
U.S. Treasury Long Bond	64	09/19/13	8,694,000	(305,079)
			$61,813,020	$(586,187)
Short Contracts
Euro-Bund	(7)	09/06/13	(1,289,459)	19,912
Medium Gilt	(11)	09/26/13	(1,861,273)	32,061
U.S. Treasury 10-Year Note	(135)	09/19/13	(17,085,937)	203,681
U.S. Treasury Ultra Long Bond	(21)	09/19/13	(3,093,562)	109,478
			$(23,330,231)	$365,132

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD 2,306,000	$(183,866)	$(251,846)	$67,980
						$(183,866)	$(251,846)	$67,980

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Citigroup, Inc.	Buy	(5.000)	06/20/18	USD 2,631,000	(209,780)	(288,630)	78,850
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 215,000	8,606	4,148	4,458
						$(201,174)	(284,482)	$83,308

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.345% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/25/15	AUD 16,085,000	$ 49,510	$ 49,510
Receive a fixed rate equal to 3.180% and pay a floating rate based on 6-month AUD-BBR-BBSW	06/26/15	AUD 12,295,000	19,894	19,894
Receive a floating rate based on 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 0.779%	06/12/15	GBP 2,150,000	1,303	1,303
			$70,707	$ 70,707

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL 1,000,000	$(19,060)	$—	$(19,060)
Receive a fixed rate equal to 9.705% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/17	BRL 5,000,000	(57,693)	—	(57,693)

See Accompanying Notes to Financial Statements

28

ING BALANCED PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.505% Counterparty: Citigroup, Inc.	06/12/15	CAD 3,460,000	2,826	—	2,826
Receive a fixed rate equal to 5.285% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	05/02/23	MXN 4,925,000	(40,923)	—	(40,923)
Receive a fixed rate equal to 5.290% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/02/23	MXN 8,200,000	(67,878)	—	(67,878)
Receive a fixed rate equal to 5.280% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	05/03/23	MXN 8,200,000	(68,474)	—	(68,474)
Receive a fixed rate equal to 3.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citigroup, Inc.	06/14/15	NZD 8,660,000	(17,384)	—	(17,384)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.571% Counterparty: Citigroup, Inc.	06/08/45	USD 807,000	27,836	—	27,836
Receive a fixed rate equal to 2.333% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citigroup, Inc.	06/08/20	USD 3,227,000	(68,696)	—	(68,696)
			$(309,446)	$—	$(309,446)

ING Balanced Portfolio Written OTC Options on June 30, 2013:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.220 USD	09/09/13	$42,400	$(11,556)
			Total Written OTC Options		$42,400	$(11,556)

See Accompanying Notes to Financial Statements

29

ING GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 11.2%
1,414,192		Best Buy Co., Inc.	$38,649,867	0.9
2,512,139		Comcast Corp. — Class A	105,208,381	2.5
1,109,458	@	Delphi Automotive PLC	56,238,426	1.3
1,083,906		GNC Holdings, Inc.	47,919,484	1.1
1,290,982		Macy’s, Inc.	61,967,136	1.5
723,837	@	Michael Kors Holdings Ltd.	44,892,371	1.1
726,817	@	Penn National Gaming, Inc.	38,419,547	0.9
1,261,509		Starbucks Corp.	82,616,225	1.9
			475,911,437	11.2

		Consumer Staples: 11.1%
965,416		Coca-Cola Co.	38,722,836	0.9
601,745		Costco Wholesale Corp.	66,534,945	1.6
447,437		Estee Lauder Cos., Inc.	29,427,931	0.7
1,187,611		Kraft Foods Group, Inc.	66,351,827	1.5
1,583,155		Mondelez International, Inc.	45,167,412	1.1
548,274	@	Monster Beverage Corp.	33,318,611	0.8
876,326		Philip Morris International, Inc.	75,907,358	1.8
1,062,256		Procter & Gamble Co.	81,783,089	1.9
696,488		Whole Foods Market, Inc.	35,855,202	0.8
			473,069,211	11.1

		Energy: 10.6%
499,302		Anadarko Petroleum Corp.	42,905,021	1.0
358,262	@	Continental Resources, Inc.	30,832,028	0.7
343,297		EOG Resources, Inc.	45,205,349	1.1
1,802,302		ExxonMobil Corp.	162,837,986	3.8
1,014,272		Halliburton Co.	42,315,428	1.0
611,897		Occidental Petroleum Corp.	54,599,569	1.3
545,912		Range Resources Corp.	42,209,916	1.0
892,207	@	Rowan Companies PLC	30,397,492	0.7
			451,302,789	10.6

		Financials: 15.7%
972,615		Arthur J. Gallagher & Co.	42,493,549	1.0
963,143		Blackstone Group LP	20,283,792	0.5
1,421,823		Citigroup, Inc.	68,204,849	1.6
2,978,123		Fifth Third Bancorp.	53,755,120	1.3
1,591,559	@	Invesco Ltd.	50,611,576	1.2
1,936,120		JPMorgan Chase & Co.	102,207,775	2.4
899,757		Prudential Financial, Inc.	65,709,254	1.5
5,873,829		Regions Financial Corp.	55,977,591	1.3
594,947		Travelers Cos., Inc.	47,548,164	1.1
2,618,564		Wells Fargo & Co.	108,068,136	2.5
1,793,310	@	XL Group PLC	54,373,159	1.3
			669,232,965	15.7

		Health Care: 12.3%
1,098,543		Abbott Laboratories	38,317,180	0.9
487,159	@	Actavis, Inc.	61,489,209	1.4
696,246		Amgen, Inc.	68,691,630	1.6
732,870	@	Covidien PLC	46,053,551	1.1
885,640	@	Express Scripts Holding Co.	54,635,132	1.3
1,596,488	@	Gilead Sciences, Inc.	81,756,150	1.9
1,155,582		HCA Holdings, Inc.	41,670,287	1.0
1,515,216		Johnson & Johnson	130,096,446	3.1
			522,709,585	12.3

		Industrials: 10.7%
835,779		Ametek, Inc.	35,353,452	0.8
706,111		Boeing Co.	72,334,011	1.7
1,694,755		CSX Corp.	39,301,369	0.9
700,082		Fluor Corp.	41,521,864	1.0
694,740		General Dynamics Corp.	54,418,984	1.3
468,210		Pall Corp.	31,103,190	0.7
351,219		Roper Industries, Inc.	43,628,424	1.0
278,216		TransDigm Group, Inc.	43,615,922	1.0
407,536		Union Pacific Corp.	62,874,654	1.5
459,792	@	Wesco International, Inc.	31,247,464	0.8
			455,399,334	10.7

		Information Technology: 17.1%
372,879		Apple, Inc.	147,689,914	3.5
747,615	@	Cognizant Technology Solutions Corp.	46,808,175	1.1
2,692,215		EMC Corp.	63,590,118	1.5
128,040	@	Google, Inc.—Class A	112,722,575	2.6
289,250		International Business Machines Corp.	55,278,567	1.3
2,247,725		Jabil Circuit, Inc.	45,808,636	1.1
1,110,605		Microchip Technology, Inc.	41,370,036	1.0
1,861,670	@	NetApp, Inc.	70,333,893	1.7
3,022,354		Oracle Corp.	92,846,715	2.2
1,081,174	@	TIBCO Software, Inc.	23,137,124	0.5
1,050,194	@	Trimble Navigation Ltd.	27,315,546	0.6
			726,901,299	17.1

		Materials: 3.1%
413,869		Celanese Corp.	18,541,331	0.4
786,655		Eastman Chemical Co.	55,073,717	1.3
1,158,872		EI Du Pont de Nemours & Co.	60,840,780	1.4
			134,455,828	3.1

		Telecommunication Services: 2.4%
970,770		CenturyTel, Inc.	34,316,719	0.8
1,383,309		Verizon Communications, Inc.	69,635,775	1.6
			103,952,494	2.4

		Utilities: 3.0%
1,338,039		CenterPoint Energy, Inc.	31,430,536	0.7
493,428		DTE Energy Co.	33,064,610	0.8
441,203		Entergy Corp.	30,743,025	0.7

See Accompanying Notes to Financial Statements

30

ING GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
404,814		Sempra Energy	$33,097,593	0.8
			128,335,764	3.0

		Total Common Stock (Cost $3,223,916,869)	4,141,270,706	97.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: —%
		Energy: —%
10,000,000	X	Southern Energy Escrow Shares, 07/15/49	—	—

		Utilities: —%
20,000,000	X	Mirant Corp. Escrow Shares, 5.750%, 06/15/21	—	—

		Total Corporate Bonds/Notes (Cost $—)	—	—

		Total Long-Term Investments (Cost $3,223,916,869)	4,141,270,706	97.2

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
		Repurchase Agreement: 1.1%
44,700,000		Deutsche Bank Repurchase Agreement dated 06/28/13, 0.120%, due 07/01/13, $44,700,447 to be received upon repurchase (Collateralized by $45,580,819, US Treasury Note, 0.375%, Market Value plus accrued interest $45,594,001 due 06/15/15) (Cost $44,700,000)	44,700,000	1.1

		Mutual Funds: 1.0%
43,979,186		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $43,979,186)	43,979,186	1.0

		Total Short-Term Investments (Cost $88,679,186)	88,679,186	2.1

		Total Investments in Securities (Cost $3,312,596,055)	$4,229,949,892	99.3
		Assets in Excess of Other Liabilities	28,682,888	0.7
		Net Assets	$4,258,632,780	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $3,347,142,013.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$954,299,714
Gross Unrealized Depreciation	(71,491,835)
Net Unrealized Appreciation	$882,807,879

See Accompanying Notes to Financial Statements

31

ING GROWTH AND INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,141,270,706	$—	$—	$4,141,270,706
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	43,979,186	44,700,000	—	88,679,186
Total Investments, at fair value	$4,185,249,892	$44,700,000	$—	$4,229,949,892

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

See Accompanying Notes to Financial Statements

32

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.9%
		Consumer Discretionary: 1.8%
1,476,000		Brinker International, Inc., 2.600%, 05/15/18	$1,445,751	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,679,000	0.1
1,505,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,527,575	0.1
1,500,000	#	COX Communications, Inc., 4.500%, 06/30/43	1,297,309	0.1
3,661,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	3,680,854	0.2
1,318,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	1,267,681	0.1
2,272,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,036,003	0.1
1,010,000	#	DISH DBS Corp., 4.250%, 04/01/18	994,850	0.0
2,474,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,137,660	0.1
3,275,000		Mediacom, LLC, 7.250%, 02/15/22	3,463,312	0.2
1,069,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	1,003,040	0.0
2,940,000		News America, Inc., 3.000%, 09/15/22	2,747,689	0.1
1,961,000	#	Pearson Funding Five PLC, 3.250%, 05/08/23	1,810,348	0.1
826,000		Time Warner, Inc., 6.500%, 11/15/36	937,994	0.0
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,617,310	0.1
2,370,000	#	Viacom, Inc., 4.375%, 03/15/43	2,020,181	0.1
2,517,000		WPP Finance 2010, 5.125%, 09/07/42	2,333,375	0.1
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	3,148,125	0.2
			37,148,057	1.8

		Consumer Staples: 0.4%
3,750,000		Constellation Brands, Inc., 7.250%, 05/15/17	4,293,750	0.2
2,835,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	2,718,056	0.1
1,826,000		Walgreen Co., 4.400%, 09/15/42	1,649,525	0.1
			8,661,331	0.4

		Energy: 3.2%
2,650,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	2,126,625	0.1
1,630,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	1,875,636	0.1
4,619,000		BP Capital Markets PLC, 2.750%, 05/10/23	4,277,190	0.2
1,225,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,323,000	0.1
1,005,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	999,975	0.0
1,599,000		Enbridge Energy Partners, 4.200%, 09/15/21	1,627,737	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,832,036	0.2
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,583,338	0.2
3,875,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	4,014,798	0.2
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,896,348	0.2
1,730,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	1,543,337	0.1
2,202,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,112,264	0.1
4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
4,625,000		Marathon Petroleum Corp., 6.500%, 03/01/41	5,305,231	0.2
2,250,000		Murphy Oil Corp., 2.500%, 12/01/17	2,220,674	0.1
1,260,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,239,960	0.1
1,303,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,199,525	0.1
2,675,000		Phillips 66, 2.950%, 05/01/17	2,758,564	0.1
4,285,000		Phillips 66, 4.300%, 04/01/22	4,433,025	0.2
2,894,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	3,285,477	0.2
5,000,000		Transocean, Inc., 2.500%, 10/15/17	4,944,530	0.2
2,080,000		Transocean, Inc., 3.800%, 10/15/22	1,983,987	0.1
3,604,000		Weatherford International Ltd., 5.950%, 04/15/42	3,420,985	0.2
3,066,000		Weatherford International Ltd., 6.750%, 09/15/40	3,184,893	0.1
			66,189,135	3.2

		Financials: 11.2%
7,036,400	L	Aegon NV, 2.055%, 07/29/49	4,995,844	0.2

See Accompanying Notes to Financial Statements

33

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
1,946,000		American International Group, Inc., 5.850%, 01/16/18	$2,191,776	0.1
2,943,000		American International Group, Inc., 8.175%, 05/15/58	3,605,175	0.2
3,418,000		American Tower Corp., 4.500%, 01/15/18	3,647,823	0.2
2,040,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	1,889,719	0.1
3,301,000		Bank of America Corp., 3.300%, 01/11/23	3,124,340	0.1
2,844,000		Bank of America Corp., 5.200%, 12/29/49	2,687,580	0.1
4,196,000		Bank of America Corp., 8.000%, 12/29/49	4,694,820	0.2
3,915,000		Barclays Bank PLC, 7.625%, 11/21/22	3,851,381	0.2
2,667,000		BB&T Corp., 2.050%, 06/19/18	2,630,222	0.1
3,206,000		BBVA, 4.664%, 10/09/15	3,303,908	0.2
1,522,000		Berkshire Hathaway, Inc., 3.000%, 02/11/23	1,467,502	0.1
1,278,000		Berkshire Hathaway, Inc., 4.400%, 05/15/42	1,185,325	0.1
4,359,000		BioMed Realty L.P., 4.250%, 07/15/22	4,291,270	0.2
1,829,000		Boston Properties L.P., 3.700%, 11/15/18	1,922,484	0.1
2,446,000		Capital One Bank USA NA, 3.375%, 02/15/23	2,315,374	0.1
2,728,000		Citigroup, Inc., 3.500%, 05/15/23	2,453,607	0.1
2,020,000		Citigroup, Inc., 4.450%, 01/10/17	2,164,173	0.1
3,614,000		Citigroup, Inc., 5.350%, 05/29/49	3,403,311	0.2
3,000,000		Citigroup, Inc., 5.900%, 12/29/49	2,982,528	0.1
1,922,000		Citigroup, Inc., 5.950%, 12/29/49	1,914,985	0.1
1,072,000		Citigroup, Inc., 1.300%, 04/01/16	1,059,841	0.0
3,491,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	4,505,069	0.2
5,506,000		Deutsche Bank AG, 4.296%, 05/24/28	5,090,941	0.2
2,030,000		Discover Financial Services, 3.850%, 11/21/22	1,908,935	0.1
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,148,028	0.1
4,065,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	3,937,310	0.2
2,502,000		ERP Operating L.P., 3.000%, 04/15/23	2,302,756	0.1
3,504,000		Equity One, Inc., 3.750%, 11/15/22	3,302,057	0.2
1,090,000		Fifth Third Bancorp., 1.450%, 02/28/18	1,053,742	0.0
3,739,000		Fifth Third Bancorp, 5.100%, 12/31/49	3,542,703	0.2
1,040,000		Ford Motor Co., 3.000%, 06/12/17	1,042,835	0.0
2,419,000		Ford Motor Co., 8.125%, 01/15/20	2,921,804	0.1
1,653,000		General Electric Capital Corp., 3.150%, 09/07/22	1,564,108	0.1
1,035,000		General Electric Capital Corp., 3.350%, 10/17/16	1,090,245	0.1
3,400,000		General Electric Capital Corp., 5.250%, 06/29/49	3,255,500	0.2
1,358,000		General Electric Capital Corp., 5.300%, 02/11/21	1,491,338	0.1
1,800,000		General Electric Capital Corp., 6.250%, 12/15/49	1,920,562	0.1
2,700,000		General Electric Capital Corp., 7.125%, 12/15/49	3,056,146	0.1
2,076,000	L	Genworth Financial, Inc., 7.625%, 09/24/21	2,415,133	0.1
2,456,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	2,413,101	0.1
2,580,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,471,924	0.1
1,474,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	1,627,791	0.1
1,955,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	2,010,373	0.1
2,317,000		Hartford Financial Services Group, Inc., 5.125%, 04/15/22	2,524,318	0.1
1,285,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,534,111	0.1
1,847,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	2,045,553	0.1
2,489,000	#	HBOS PLC, 6.750%, 05/21/18	2,646,977	0.1
2,443,000		Health Care REIT, Inc., 2.250%, 03/15/18	2,400,387	0.1
2,534,000		HSBC Finance Corp., 6.676%, 01/15/21	2,804,403	0.1
5,477,000	#	HSBC Bank PLC, 1.500%, 05/15/18	5,282,211	0.3
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,815,070	0.2
1,554,000		Intesa Sanpaolo SpA, 3.125%, 01/15/16	1,528,707	0.1
9,750,000		Jefferies Loan Trust 2013-A Class A, 3.698%, 11/02/14	9,750,000	0.5
3,297,000		JPMorgan Chase & Co., 1.625%, 05/15/18	3,163,201	0.2
2,174,000		JPMorgan Chase & Co., 3.250%, 09/23/22	2,066,848	0.1

See Accompanying Notes to Financial Statements

34

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
3,619,000		JPMorgan Chase & Co., 3.375%, 05/01/23	$3,374,732	0.2
2,700,000		JPMorgan Chase & Co., 5.150%, 05/29/49	2,585,250	0.1
1,718,000		JPMorgan Chase & Co., 5.400%, 01/06/42	1,825,901	0.1
3,267,000		Kimco Realty Corp., 3.125%, 06/01/23	3,027,091	0.1
4,676,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	5,065,843	0.2
1,790,000		MetLife, Inc., 4.125%, 08/13/42	1,600,213	0.1
2,494,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	2,419,704	0.1
2,633,000		Morgan Stanley, 2.125%, 04/25/18	2,521,764	0.1
4,717,000		Morgan Stanley, 4.100%, 05/22/23	4,364,211	0.2
1,974,000		Morgan Stanley, 4.750%, 03/22/17	2,094,927	0.1
2,029,000		Morgan Stanley, 5.500%, 07/28/21	2,169,111	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,455,900	0.1
3,228,000		Murray Street Investment Trust I, 4.647%, 03/09/17	3,419,537	0.2
2,023,000		National Retail Properties, Inc., 3.300%, 04/15/23	1,830,894	0.1
1,965,000		PNC Financial Services Group, Inc./The, 4.850%, 05/29/49	1,837,275	0.1
1,051,000		Prudential Financial, Inc., 5.200%, 03/15/44	997,136	0.0
3,019,000		Prudential Financial, Inc., 5.625%, 06/15/43	2,966,168	0.1
2,294,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,231,931	0.1
994,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	1,046,945	0.0
3,605,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	4,213,910	0.2
5,012,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	4,783,528	0.2
3,002,000	L	Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	2,851,678	0.1
2,390,000	#	Simon Property Group L.P., 1.500%, 02/01/18	2,303,711	0.1
1,323,000		Simon Property Group L.P., 4.750%, 03/15/42	1,266,009	0.1
1,788,000		SLM Corp., 4.625%, 09/25/17	1,765,650	0.1
1,460,000		SLM Corp., 6.000%, 01/25/17	1,533,000	0.1
3,233,000	#	Standard Chartered PLC, 3.950%, 01/11/23	3,011,594	0.1
6,098,000		State Street Corp., 3.100%, 05/15/23	5,720,217	0.3
2,381,000		UBS AG/Stamford CT, 7.625%, 08/17/22	2,616,079	0.1
1,088,000		Wells Fargo & Co., 1.500%, 01/16/18	1,061,926	0.1
1,740,000		Wells Fargo & Co., 3.450%, 02/13/23	1,664,117	0.1
			235,043,127	11.2

		Health Care: 1.6%
1,354,000		Aetna, Inc., 1.500%, 11/15/17	1,315,507	0.1
1,804,000		Aetna, Inc., 2.750%, 11/15/22	1,663,829	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,668,430	0.1
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,156,799	0.0
1,596,000		Baxter International, Inc., 1.850%, 06/15/18	1,584,316	0.1
3,229,000		Celgene Corp., 3.250%, 08/15/22	3,066,630	0.1
2,150,000		Express Scripts Holding Co., 2.650%, 02/15/17	2,190,500	0.1
2,251,000		Humana, Inc., 3.150%, 12/01/22	2,091,933	0.1
1,927,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	1,923,924	0.1
887,000		Medtronic, Inc., 2.750%, 04/01/23	830,296	0.0
2,644,000		St Jude Medical, Inc., 4.750%, 04/15/43	2,462,669	0.1
2,508,000	X	U.S. Oncology Escrow, 9.125%, 12/31/49	—	—
2,890,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	2,947,800	0.1
3,567,000		WellPoint, Inc., 4.625%, 05/15/42	3,324,993	0.2
2,513,000	#	Zoetis, Inc., 1.875%, 02/01/18	2,461,891	0.1
3,518,000	#	Zoetis, Inc., 3.250%, 02/01/23	3,347,275	0.2
1,257,000	#	Zoetis, Inc., 4.700%, 02/01/43	1,179,694	0.1
			33,216,486	1.6

		Industrials: 0.8%
1,864,000	#	Barrick Gold Corp., 2.500%, 05/01/18	1,673,965	0.1
2,612,000	#	Barrick Gold Corp., 4.100%, 05/01/23	2,185,186	0.1
675,000		Case New Holland, Inc., 7.875%, 12/01/17	767,813	0.0
1,146,000		Ford Motor Co., 4.750%, 01/15/43	1,014,808	0.0
3,411,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	3,394,368	0.2
4,501,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,198,677	0.2
2,429,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	2,362,414	0.1

See Accompanying Notes to Financial Statements

35

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
2,106,000	#	Turlock Corp., 2.750%, 11/02/22	$1,973,010	0.1
			17,570,241	0.8

		Information Technology: 1.7%
1,363,000		Apple, Inc., 2.400%, 05/03/23	1,266,050	0.1
1,157,000		Apple, Inc., 3.850%, 05/04/43	1,033,265	0.0
3,465,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	3,716,213	0.2
2,273,000		eBay, Inc., 4.000%, 07/15/42	1,937,580	0.1
6,476,000		EMC Corp./MA, 1.875%, 06/01/18	6,406,525	0.3
3,691,000		EMC Corp./MA, 3.375%, 06/01/23	3,628,076	0.2
4,824,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	4,363,076	0.2
1,474,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,473,039	0.1
4,858,000		Hewlett-Packard Co., 3.000%, 09/15/16	4,991,833	0.2
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,179,239	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,620,800	0.1
1,283,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,248,858	0.1
352,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	391,600	0.0
			35,256,154	1.7

		Materials: 1.2%
4,885,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	4,765,787	0.2
3,196,000		Cabot Corp., 3.700%, 07/15/22	3,095,406	0.1
3,243,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	3,086,600	0.1
2,984,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23	2,704,536	0.1
2,443,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	2,379,638	0.1
2,265,000		Goldcorp, Inc., 3.700%, 03/15/23	2,008,509	0.1
1,470,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	1,442,712	0.1
1,445,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,640,075	0.1
4,055,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,686,348	0.2
1,444,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,399,616	0.1
			26,209,227	1.2

		Telecommunication Services: 0.9%
1,993,000		AT&T, Inc., 5.350%, 09/01/40	2,025,898	0.1
2,002,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,971,574	0.1
1,300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,371,500	0.1
1,375,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,450,625	0.1
1,377,000		Motorola Solutions, Inc., 3.500%, 03/01/23	1,299,921	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,596,750	0.1
1,200,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,163,184	0.0
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	3,004,870	0.1
1,124,000		Vodafone Group PLC, 2.950%, 02/19/23	1,040,596	0.0
3,749,000		Vodafone Group PLC, 4.375%, 02/19/43	3,375,367	0.2
			19,300,285	0.9

		Utilities: 2.1%
2,770,000		AES Corp., 8.000%, 10/15/17	3,130,100	0.2
2,816,000		Ameren Corp., 8.875%, 05/15/14	3,002,200	0.1
1,500,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,459,225	0.1
1,184,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,024,147	0.0
3,230,000		Duke Energy Corp., 2.100%, 06/15/18	3,212,510	0.2
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,243,221	0.1
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,553,807	0.1
2,003,000		FirstEnergy Corp., 2.750%, 03/15/18	1,951,415	0.1
1,765,000		FirstEnergy Corp., 4.250%, 03/15/23	1,642,129	0.1
1,394,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	1,430,321	0.1
170,133	#	Juniper Generation, LLC, 6.790%, 12/31/14	161,812	0.0
2,379,000		Metropolitan Edison, 7.700%, 01/15/19	2,918,457	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,972,731	0.1
2,236,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	2,156,839	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,791,869	0.1
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	44,424	0.0

See Accompanying Notes to Financial Statements

36

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
1,820,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	$2,200,970	0.1
4,471,000		Petrobras Global Finance BV, 4.375%, 05/20/23	4,143,759	0.2
2,237,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	2,122,582	0.1
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,575,317	0.1
2,013,000		TransAlta Corp., 4.500%, 11/15/22	1,922,286	0.1
			44,660,121	2.1

		Total Corporate Bonds/Notes (Cost $528,645,674)	523,254,164	24.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,487,237	0.2
2,700,000	#	Arkle Master Issuer PLC, 1.974%, 05/17/60	2,764,201	0.1
5,133,654		Banc of America Alternative Loan Trust 2007-2, 6.000%, 06/25/37	3,920,050	0.2
503,088		Banc of America Funding Corp., 5.750%, 11/25/35	498,833	0.0
2,186,152	#	Banc of America Large Loan, Inc., 1.593%, 06/15/18	2,186,152	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	3,208,951	0.2
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.185%, 09/10/47	2,677,167	0.1
1,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.337%, 07/10/43	1,656,146	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	1,551,481	0.1
1,849,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.361%, 03/11/41	1,835,824	0.1
346,624	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.850%, 11/15/31	347,927	0.0
8,627,117		BCAP LLC Trust 2007-AA2, 0.403%, 05/25/47	5,528,494	0.3
668,218		Bear Stearns Alternative-A Trust, 0.833%, 07/25/34	637,593	0.0
3,600,296		Bear Stearns ARM Trust 2006-2, 2.726%, 07/25/36	2,865,564	0.1
4,170,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.815%, 06/11/41	4,207,872	0.2
1,080,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	1,092,897	0.1
2,340,000	#	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	2,495,264	0.1
1,747,151		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	1,693,609	0.1
2,550,000		CD 2007-CD5 Mortgage Trust, 6.323%, 11/15/44	2,587,551	0.1
3,258,533		Chase Mortgage Finance Corp., 6.000%, 05/25/37	2,801,675	0.1
900,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.615%, 04/15/40	910,187	0.0
14,498,190	#,ˆ	Citigroup Commercial Mortgage Trust, 2.415%, 09/10/45	1,785,600	0.1
5,501,894	#	Citigroup Mortgage Loan Trust 2010-7, 6.583%, 12/25/35	5,399,092	0.3
3,904,432		Citigroup Mortgage Loan Trust, Inc., 3.027%, 09/25/37	3,116,148	0.2
4,224,562		Citimortgage Alternative Loan Trust, 6.000%, 06/25/37	3,542,289	0.2
17,060,371	ˆ	COMM 2013-LC6 Mortgage Trust, 1.955%, 01/10/46	1,751,233	0.1
54,306,000	#,ˆ	Commercial Mortgage Pass Through Certificates, 0.752%, 10/15/45	2,695,152	0.1
15,239,627	ˆ	Commercial Mortgage Pass Through Certificates, 2.086%, 12/10/45	1,727,207	0.1
9,319,514	ˆ	Commercial Mortgage Pass Through Certificates, 2.120%, 08/15/45	1,091,624	0.1
21,652,835	ˆ	Commercial Mortgage Pass Through Certificates, 2.425%, 05/15/45	2,783,143	0.1
66,920		Commercial Mortgage Pass Through Certificates, 5.800%, 12/10/49	66,809	0.0
5,774,623		Countrywide Alternative Loan Trust, 0.313%, 06/25/36	3,970,371	0.2
4,533,385		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	4,140,055	0.2

See Accompanying Notes to Financial Statements

37

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
1,738,081		Countrywide Home Loan Mortgage Pass-Through Trust, 0.513%, 04/25/35	$363,005	0.0
4,475,968		Countrywide Home Loan Mortgage Pass-Through Trust, 5.750%, 06/25/37	4,072,685	0.2
2,010,000		Credit Suisse First Boston Mortgage Securities Corp., 5.343%, 12/15/39	2,133,831	0.1
1,610,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.763%, 04/12/49	1,642,549	0.1
882,972		Credit Suisse First Boston Mortgage Securities Corp., 7.525%, 08/15/36	883,844	0.0
6,579,533		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.313%, 08/25/36	4,283,519	0.2
8,866,411		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.383%, 10/25/36	4,672,886	0.2
3,736,379		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	3,219,845	0.2
3,827,484		First Horizon Alternative Mortgage Securities, 0.493%, 12/25/36	2,316,296	0.1
2,653,589		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	2,286,745	0.1
5,201,802		First Horizon Alternative Mortgage Securities, 6.250%, 02/25/37	4,621,791	0.2
3,827,484	ˆ	First Horizon Alternative Mortgage Securities, 6.507%, 12/25/36	839,620	0.0
1,223,651		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	1,032,311	0.1
3,780,000	#	First Union National Bank Com Mort Pas Thr Cert Ser 2001 C4, 6.000%, 12/12/33	3,802,712	0.2
4,500,000	#	Fosse Master PLC, 1.677%, 10/18/54	4,580,325	0.2
4,862,116		Freddie Mac, 5.000%, 02/15/35	5,255,969	0.3
6,738,027		Freddie Mac, 5.500%, 07/15/37	7,327,345	0.4
5,840,000	#	GE Capital Commercial Mortgage Corp., 5.496%, 11/10/38	6,028,028	0.3
3,500,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Trust, 5.748%, 04/10/40	3,527,438	0.2
1,358,638	#	Gracechurch Mortgage Financing PLC, 1.824%, 11/20/56	1,382,431	0.1
1,720,000	#	Greenwich Capital Commercial Funding Corp., 5.756%, 01/05/36	1,735,471	0.1
14,398,608	#,ˆ	GS Mortgage Securities Corp. II, 1.907%, 08/10/44	1,121,693	0.1
1,504,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.830%, 08/10/38	1,477,288	0.1
17,021,030	ˆ	GS Mortgage Securities Corp. II, 2.563%, 11/10/45	2,400,018	0.1
2,450,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	2,347,328	0.1
424,454		GSR Mortgage Loan Trust, 6.000%, 01/25/37	390,013	0.0
3,500,000	#	Holmes Master Issuer PLC, 1.827%, 10/21/54	3,548,815	0.2
476,818		Homebanc Mortgage Trust, 1.053%, 08/25/29	434,339	0.0
1,743,845		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,448,305	0.1
3,020,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.725%, 10/15/37	2,784,200	0.1
15,180,000	#,ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.447%, 12/15/47	432,533	0.0
9,970,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.974%, 04/15/30	9,956,162	0.5
21,299,707	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 2.100%, 12/15/47	2,385,859	0.1
2,671,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 6.015%, 01/15/38	2,709,098	0.1
2,220,280		JP Morgan Mortgage Trust 2006-S4, 6.000%, 01/25/37	1,866,618	0.1
2,992,794		JP Morgan Mortgage Trust 2007-S2, 6.750%, 06/25/37	2,582,099	0.1
3,385,608		JP Morgan Mortgage Trust, 6.500%, 08/25/36	3,036,072	0.1

See Accompanying Notes to Financial Statements

38

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
361,140		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	$362,830	0.0
532,416	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	533,160	0.0
500,000	#	Lanark Master Issuer PLC, 1.673%, 12/22/54	510,443	0.0
880,000		LB Commercial Conduit Mortgage Trust, 6.081%, 07/15/44	975,738	0.0
2,800,000	#	LB Commercial Mortgage Trust 2007-C3, 6.081%, 07/15/44	3,113,775	0.2
1,710,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	1,802,386	0.1
36,097,153	#,ˆ	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	1,068,476	0.1
1,510,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	1,498,079	0.1
2,175,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.081%, 06/15/38	2,024,678	0.1
35,405,585	#,ˆ	LB-UBS Commercial Mortgage Trust, 0.337%, 11/15/38	596,177	0.0
150,805,867	#,ˆ	LB-UBS Commercial Mortgage Trust, 0.847%, 11/15/38	3,010,251	0.1
4,110,000		LB-UBS Commercial Mortgage Trust, 4.983%, 07/15/40	4,048,595	0.2
50,090		LB-UBS Commercial Mortgage Trust, 5.084%, 02/15/31	50,128	0.0
2,290,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,273,045	0.1
1,310,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	1,183,142	0.1
2,000,000	#	LB-UBS Commercial Mortgage Trust, 5.413%, 10/15/36	2,034,387	0.1
2,120,000	#	LB-UBS Commercial Mortgage Trust, 5.713%, 10/15/36	1,657,883	0.1
2,920,000		LB-UBS Commercial Mortgage Trust, 6.081%, 06/15/38	2,919,955	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,459,723	0.2
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	4,140,261	0.2
4,040,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	3,807,555	0.2
919,794		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	917,579	0.0
3,255,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	3,342,120	0.2
22,776,660	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 1.662%, 12/15/48	1,753,821	0.1
27,800,206	#,ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.081%, 08/15/45	2,875,250	0.1
13,561,898	#,ˆ	Morgan Stanley Bank of America Merrill Lynch Trust, 2.339%, 11/15/45	1,580,592	0.1
846,250	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	819,221	0.0
800,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 5.079%, 01/13/41	799,806	0.0
4,930,000	#	Morgan Stanley Capital I Trust 2004-HQ3, 6.082%, 01/13/41	5,008,897	0.2
2,450,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.150%, 04/14/40	2,444,790	0.1
4,110,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	3,693,585	0.2
3,240,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.459%, 01/11/43	3,255,162	0.2
1,954,000		Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	2,000,727	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	733,332	0.0
2,540,000		Morgan Stanley Capital I, 5.073%, 08/13/42	2,665,969	0.1
2,690,000		Morgan Stanley Capital I, 5.202%, 08/13/42	2,662,683	0.1
3,428,000		Morgan Stanley Capital I, 5.302%, 01/14/42	3,583,120	0.2
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,471,755	0.2
2,670,000		Morgan Stanley Capital I, 5.300%, 06/15/40	2,752,094	0.1
2,585,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,438,839	0.1
2,575,000	#	Morgan Stanley Capital I, 5.420%, 09/15/47	2,489,582	0.1
375,972	#	Morgan Stanley Capital I, 7.350%, 07/15/32	396,451	0.0

See Accompanying Notes to Financial Statements

39

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
3,490,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 5.980%, 09/15/37	$3,694,004	0.2
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.644%, 07/15/33	1,152,617	0.1
2,890,000	#	Nationslink Funding Corp. 1999-ltl-1 Commer Loan Pas Thr Cer, 6.450%, 01/22/26	3,109,351	0.1
1,904,990		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	1,659,149	0.1
2,331,023		RALI Trust, 6.000%, 09/25/35	2,198,592	0.1
49,680,426	#,ˆ	RBSCF Trust, 1.109%, 04/15/24	667,998	0.0
6,289,000	#	RBSCF Trust, 5.305%, 01/16/49	6,333,834	0.3
12,563,700		Residential Accredit Loans, Inc., 0.363%, 01/25/37	9,129,048	0.4
15,051,853		Residential Accredit Loans, Inc., 0.643%, 12/25/36	7,854,802	0.4
4,000,000	#	Silverstone Master Issuer PLC, 1.826%, 01/21/55	4,093,476	0.2
2,848,000	#	Springleaf Mortgage Loan Trust, 3.790%, 06/25/58	2,862,391	0.1
4,110,000	#	Springleaf Mortgage Loan Trust, 4.440%, 12/25/59	4,279,147	0.2
2,400,000	#	Springleaf Mortgage Loan Trust, 4.440%, 06/25/58	2,416,762	0.1
838,751		Structured Asset Mortgage Investments, Inc., 0.672%, 04/19/35	805,393	0.0
19,942,278	#,ˆ	UBS-Barclays Commercial Mortgage Trust, 1.968%, 05/10/63	1,918,814	0.1
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	676,395	0.0
3,241,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	3,426,398	0.2
288,949		WaMu Mortgage Pass Through Certificates, 2.444%, 10/25/35	289,134	0.0
2,248,915		WaMu Mortgage Pass Through Certificates, 5.703%, 10/25/36	1,772,221	0.1
4,305,363		Washington Mutual Alternative Mortgage Pass-Through Certificates, 6.000%, 11/25/35	3,648,371	0.2
1,879,334		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	2,007,596	0.1
3,224,835		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,850,167	0.1
5,101,057		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust, 2.605%, 05/25/36	4,665,215	0.2
28,007,263	#,ˆ	Wells Fargo Mortgage Backed Securities Trust, 1.755%, 06/15/45	2,833,542	0.1
13,853,202	#,ˆ	Wells Fargo Mortgage Backed Securities Trust, 2.406%, 08/15/45	1,696,552	0.1
1,512,579		Wells Fargo Mortgage Backed Securities Trust, 5.062%, 05/25/35	1,515,319	0.1
1,767,204		Wells Fargo Mortgage Backed Securities Trust, 5.592%, 04/25/36	1,690,174	0.1
992,722		Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	998,279	0.0
3,397,979	#	Wells Fargo Mortgage-Backed Securities Trust, 5.235%, 06/26/35	3,201,769	0.2
		Total Collateralized Mortgage Obligations (Cost $351,682,245)	361,155,036	17.2

ASSET-BACKED SECURITIES: 9.4%
		Automobile Asset-Backed Securities: 0.5%
2,500,000	#	Motor PLC, 1.286%, 02/25/20	2,507,052	0.1
1,000,000		SMART Trust/Australia, 1.180%, 02/14/19	987,600	0.0
3,300,000		SMART Trust, 1.050%, 10/14/18	3,293,885	0.2
4,250,000	#	SMART Trust, 1.590%, 10/14/16	4,291,030	0.2
			11,079,567	0.5

		Credit Card Asset-Backed Securities: 0.8%
4,200,000	#	Cards II Trust, 0.643%, 09/15/17	4,212,626	0.2
5,400,000	#	Gracechurch Card Funding PLC, 0.893%, 02/15/17	5,439,793	0.3
7,000,000	#	Penarth Master Issuer PLC, 0.763%, 03/18/14	7,025,851	0.3
			16,678,270	0.8

		Home Equity Asset-Backed Securities: 0.4%
7,884,272		GSAA Trust, 0.253%, 10/25/36	3,880,922	0.2
7,103,124		GSAA Trust, 0.283%, 12/25/36	3,602,932	0.2

See Accompanying Notes to Financial Statements

40

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
1,045,517		Specialty Underwriting & Residential Finance, 0.393%, 12/25/36	$1,027,993	0.0
			8,511,847	0.4

		Other Asset-Backed Securities: 7.7%
1,464,736	#	Aimco CDO, 0.526%, 10/20/19	1,436,096	0.1
4,175,000	#	AMMC CLO III Ltd., 1.526%, 07/25/16	4,173,280	0.2
1,000,000	#	Apidos CDO I Ltd., 1.026%, 07/27/17	969,940	0.0
2,060,000	#	Apidos CDO II, 1.076%, 12/21/18	1,951,920	0.1
1,650,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 4.276%, 10/16/20	1,652,237	0.1
3,425,000	#	Ares Enhanced Loan Investment Strategy IR Ltd., 6.276%, 10/16/20	3,433,487	0.2
2,200,000	#	Ares VIR CLO Ltd., 2.174%, 03/12/18	2,152,715	0.1
4,699,695	#	Ares VR CLO Ltd., 2.174%, 02/24/18	4,548,228	0.2
3,372,649	#	ARES X CLO Ltd., 2.273%, 09/18/17	3,369,516	0.2
4,315,000	#	Ares XII CLO Ltd., 2.273%, 11/25/20	4,165,326	0.2
664,266	#	Atrium CDO Corp., 0.603%, 10/27/16	661,080	0.0
1,750,000		Atrium CDO Corp., 0.853%, 10/27/16	1,729,212	0.1
1,525,000	#	Atrium III, 2.273%, 10/27/16	1,480,369	0.1
1,250,000	#	Atrium IV, 2.124%, 06/08/19	1,218,429	0.1
3,000,000	#	Avalon Capital Ltd 3, 1.074%, 02/24/19	2,931,063	0.1
2,400,000	#	Ballyrock CLO III Ltd., 1.006%, 07/25/17	2,358,034	0.1
712,851		Bear Stearns Asset-Backed Securities, Inc., 0.593%, 07/25/36	129,409	0.0
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.692%, 06/20/17	1,517,262	0.1
2,343,338	#	Black Diamond CLO Ltd., 0.542%, 06/20/17	2,331,622	0.1
1,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.526%, 01/21/21	1,225,651	0.1
3,076,180	#	Castle Garden Funding, 0.535%, 10/27/20	3,043,345	0.1
2,500,000	#	Castle Garden Funding, 1.025%, 10/27/20	2,457,690	0.1
1,000,000	#	Castle Garden Funding, 5.025%, 10/27/20	1,000,871	0.0
1,700,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,820,317	0.1
218,995		Chase Funding Trust Series 2003-5, 0.793%, 07/25/33	201,981	0.0
4,500,000	#	CIFC Funding 2006-I Ltd., 0.676%, 10/20/20	4,276,827	0.2
4,080,000		CNH Equipment Trust, 0.870%, 11/15/19	4,006,770	0.2
5,642,000		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	5,260,855	0.2
1,429,117		Credit-Based Asset Servicing and Securitization, LLC, 4.579%, 08/25/35	1,456,261	0.1
1,610,022	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	1,638,031	0.1
4,250,000	#	Eaton Vance CDO IX Ltd., 0.926%, 04/20/19	3,955,207	0.2
3,365,000	#	Emporia Preferred Funding I Corp., 0.827%, 10/12/18	3,354,619	0.2
3,725,789	#	Emporia Preferred Funding II Corp., 0.557%, 10/18/18	3,701,818	0.2
2,575,000	#	Fraser Sullivan CLO II Ltd., 0.672%, 12/20/20	2,438,419	0.1
1,000,000	#	Fraser Sullivan CLO II Ltd., 0.992%, 12/20/20	943,342	0.0
540,076	#	Galaxy CLO Ltd, 0.728%, 04/17/17	539,958	0.0
1,032,000	#	Gulf Stream—Compass CLO 2005-I Ltd., 1.025%, 05/15/17	1,022,344	0.0
6,100,000	#	Gulf Stream—Compass CLO 2005-I Ltd, 2.175%, 05/15/17	5,936,605	0.3
3,000,000	#	Gulf Stream—Compass CLO 2005-II Ltd, 1.075%, 01/24/20	2,934,837	0.1
3,475,000	#	Gulf Stream—Compass CLO 2007-I Ltd., 2.276%, 10/28/19	3,342,293	0.2
2,850,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 0.974%, 08/21/20	2,665,175	0.1
5,745,000	#	Gulf Stream—Sextant CLO 2006-1 Ltd., 1.874%, 08/21/20	5,470,039	0.3
4,100,000	#	Gulf Stream—Sextant CLO Ltd., 0.614%, 08/21/20	4,026,782	0.2
4,423,321	#	Gulf Stream Compass CLO Ltd., 0.695%, 05/15/17	4,414,183	0.2
6,500,000	#	Halcyon Structured Asset Management CLO I Ltd., 1.974%, 05/21/18	6,402,467	0.3
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.723%, 08/07/21	2,146,867	0.1
955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.573%, 08/07/21	917,893	0.0

See Accompanying Notes to Financial Statements

41

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
3,630,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured CLO 2006-1 Ltd., 0.997%, 10/12/18	$3,541,239	0.2
1,250,000	#	Hewett’s Island CDO Ltd., 1.225%, 08/09/17	1,228,633	0.1
3,500,000	#	Landmark VI CDO Ltd, 0.777%, 01/14/18	3,380,822	0.2
976,861		Lehman XS Trust, 0.473%, 08/25/35	911,065	0.0
3,623,795	#	Lightpoint CLO Ltd., 0.533%, 09/15/17	3,560,368	0.2
3,740,000	#	Madison Park Funding I Ltd., 2.175%, 05/10/19	3,739,274	0.2
1,340,000		Madison Park Funding I Ltd., 5.025%, 05/10/19	1,340,733	0.1
2,800,000	#	Marathon CLO I Ltd, 2.176%, 07/26/19	2,799,594	0.1
2,047,885	#	Mesa West Capital CDO Ltd., 0.453%, 02/25/47	1,971,089	0.1
1,250,000	#	Morgan Stanley Investment Management Croton Ltd, 0.727%, 01/15/18	1,215,711	0.1
1,500,000	#	Oak Hill Credit Partners IV Ltd, 1.974%, 05/17/21	1,424,757	0.1
2,600,000	#	Stanfield Veyron CLO Ltd., 0.677%, 07/15/18	2,504,653	0.1
3,900,000	#	Stanfield Veyron CLO Ltd., 0.957%, 07/15/18	3,701,576	0.2
1,000,000	#	Venture IV CDO Ltd., 2.425%, 08/15/16	990,863	0.0
2,875,000	#	WhiteHorse III Ltd./Corp, 1.024%, 05/01/18	2,762,484	0.1
233,810	#	Whitney CLO Ltd., 0.725%, 03/01/17	233,692	0.0
3,275,000	#	Whitney CLO Ltd, 2.375%, 03/01/17	3,274,718	0.1
			161,391,943	7.7

		Total Asset-Backed Securities (Cost $197,890,454)	197,661,627	9.4

U.S. TREASURY OBLIGATIONS: 14.9%
		Treasury Inflation Indexed Protected Securities: 1.8%
37,724,366		0.125%, due 01/15/22	36,944,830	1.8

		U.S. Treasury Bonds: 3.9%
25,279,000		1.750%, due 05/15/23	23,661,548	1.1
13,434,000		2.000%, due 02/15/22	13,132,783	0.6
48,563,000		3.125%, due 02/15/43	45,398,829	2.2
			82,193,160	3.9

		U.S. Treasury Notes: 9.2%
4,994,000		0.250%, due 05/31/15	4,984,931	0.2
26,500,000		0.375%, due 06/30/15	26,507,235	1.3
44,342,000		0.500%, due 06/15/16	44,149,733	2.1
794,000		1.000%, due 05/31/18	780,105	0.0
96,440,000		1.375%, due 06/30/18	96,353,397	4.6
8,157,000		1.375%, due 05/31/20	7,867,361	0.4
12,942,000		1.875%, due 06/30/20	12,886,893	0.6
			193,529,655	9.2
		Total U.S. Treasury Obligations (Cost $316,723,333)	312,667,645	14.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.0%
		Federal Home Loan Mortgage Corporation: 8.2%##
12,882		2.439%, due 11/01/35	13,767	0.0
4,165,148		3.000%, due 02/01/27	4,294,968	0.2
7,775,362		3.000%, due 02/01/27	8,016,059	0.4
4,035,000	W	3.000%, due 02/15/27	4,136,663	0.2
1,639,186		3.293%, due 03/15/38	1,683,076	0.1
5,000,000	ˆ	4.000%, due 11/15/38	1,349,831	0.1
5,062,000	W	4.000%, due 01/15/41	5,254,395	0.3
2,188,021		4.000%, due 03/15/41	2,272,212	0.1
7,032,339		4.000%, due 10/01/41	7,335,087	0.4
758,163		4.000%, due 11/01/41	790,803	0.0
1,718,313		4.000%, due 11/01/41	1,792,288	0.1
8,182,864		4.000%, due 12/01/41	8,535,143	0.4
4,252,669		4.500%, due 08/01/41	4,492,064	0.2
2,895,271		4.500%, due 08/01/41	3,058,255	0.1
2,734,481		4.500%, due 08/01/41	2,888,413	0.1
930,718		4.500%, due 09/01/41	981,186	0.0
4,068,714		4.500%, due 09/01/41	4,297,754	0.2
5,644,616		4.500%, due 10/01/41	5,962,368	0.3
4,669,386		4.500%, due 01/15/42	4,906,783	0.2
1,529,903	ˆ	4.846%, due 03/15/33	1,628,045	0.1
641,107		5.000%, due 08/15/16	653,324	0.0
1,592,601		5.000%, due 12/15/17	1,698,790	0.1
212,114		5.000%, due 05/01/28	226,441	0.0
813,471		5.000%, due 02/15/35	844,180	0.0
5,442,463		5.000%, due 02/15/35	5,939,763	0.3
4,783,754	ˆ	5.000%, due 02/15/40	890,781	0.0
2,046,027		5.000%, due 01/01/41	2,203,656	0.1
2,824,620		5.500%, due 11/15/22	3,057,869	0.1
2,943		5.500%, due 03/15/32	2,944	0.0
1,579,381		5.500%, due 12/15/32	1,750,415	0.1
943,222		5.500%, due 02/15/33	1,061,148	0.1
2,538,227		5.500%, due 09/15/34	2,711,759	0.1
19,179,154		5.500%, due 02/15/36	21,203,715	1.0
6,289,179		5.500%, due 08/15/36	7,059,754	0.3
2,589,920		5.500%, due 05/15/37	2,791,918	0.1
7,446,092		5.500%, due 06/15/37	8,086,106	0.4
17,759		5.656%, due 03/01/36	18,877	0.0
6,640,093	ˆ	5.808%, due 05/15/36	897,192	0.0
8,059,726	ˆ	5.858%, due 07/15/40	1,372,578	0.1
1,124,354		6.000%, due 01/15/29	1,259,565	0.1
1,068,614		6.000%, due 01/15/29	1,185,661	0.1
24,233		6.000%, due 02/01/29	26,353	0.0
1,482,324		6.000%, due 07/15/32	1,662,590	0.1
1,508,525	ˆ	6.000%, due 04/15/33	295,158	0.0
1,500,152		6.000%, due 03/01/37	1,627,646	0.1
166,665		6.000%, due 08/01/37	180,804	0.0
14,402,595		6.000%, due 10/15/37	15,906,767	0.8
110,249		6.000%, due 11/01/37	119,601	0.0
5,924,864	ˆ	6.293%, due 06/15/36	947,254	0.0
16,705,439	ˆ	6.358%, due 05/15/41	3,474,669	0.2
6,604,599	ˆ	6.408%, due 09/15/33	955,356	0.0
4,724,459		6.500%, due 09/01/34	5,368,225	0.3
1,071,978		7.000%, due 09/01/26	1,228,893	0.1
61,579		7.000%, due 11/01/31	71,418	0.0
1,014,981		19.283%, due 03/15/35	1,532,209	0.1
			172,002,539	8.2

See Accompanying Notes to Financial Statements

42

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

		Federal National Mortgage Association: 18.3%##
483,570		2.216%, due 04/01/35	$511,326	0.0
12,000,000	W	2.500%, due 05/25/27	12,046,874	0.6
41,390,000	W	3.000%, due 05/25/27	42,495,891	2.0
5,529,589		3.000%, due 10/01/27	5,704,364	0.3
12,323,195	ˆ	3.000%, due 10/25/32	1,645,638	0.1
23,861,000	W	3.000%, due 05/25/42	23,189,908	1.1
70,285,000	W	3.500%, due 03/25/27	72,118,996	3.4
33,747,000	W	3.500%, due 03/25/41	34,073,922	1.6
2,383,510	ˆ	4.000%, due 11/01/18	154,931	0.0
22,907,000	W	4.000%, due 02/25/39	23,870,704	1.1
3,918,895		4.000%, due 12/25/40	3,715,139	0.2
6,913,950		4.000%, due 02/01/42	7,219,773	0.4
5,956,783		4.000%, due 03/01/42	6,228,566	0.3
3,628,705		4.000%, due 07/01/42	3,794,267	0.2
4,163,950		4.000%, due 07/01/42	4,353,934	0.2
10,644,931		4.000%, due 07/01/42	11,130,614	0.5
17,741,000	W	4.500%, due 08/01/39	18,744,475	0.9
1,373,049		4.500%, due 10/01/40	1,473,323	0.1
3,033,794		4.500%, due 11/01/40	3,215,280	0.2
4,691,953		4.500%, due 11/01/40	4,972,633	0.2
841,955		4.500%, due 12/01/40	892,322	0.0
468,542		4.500%, due 12/01/40	496,571	0.0
862,108		4.500%, due 01/01/41	913,681	0.0
1,074,253		4.500%, due 01/01/41	1,138,516	0.1
9,003,559		4.500%, due 09/01/41	9,549,327	0.5
859,746		4.500%, due 09/01/41	911,861	0.0
4,055,885		4.500%, due 10/01/41	4,301,740	0.2
2,298,523		4.500%, due 10/01/41	2,437,705	0.1
194,202		4.500%, due 10/01/41	205,974	0.0
694,660		4.500%, due 10/01/41	736,768	0.0
5,644,101		4.500%, due 10/01/41	5,986,229	0.3
1,928,875		4.500%, due 11/01/41	2,045,798	0.1
7,595,303	ˆ	5.000%, due 05/25/18	546,181	0.0
122,539		5.000%, due 12/01/23	131,519	0.0
63,501		5.000%, due 05/25/32	63,581	0.0
1,468,623		5.000%, due 06/01/33	1,589,005	0.1
2,516,899		5.000%, due 07/25/34	2,581,596	0.1
2,804,239		5.000%, due 07/01/35	3,032,934	0.2
1,710,013		5.000%, due 01/01/36	1,846,440	0.1
2,241,308		5.000%, due 02/01/36	2,419,487	0.1
2,342,164		5.000%, due 07/01/36	2,534,425	0.1
3,393,745		5.000%, due 07/01/37	3,671,941	0.2
8,868,781		5.000%, due 07/01/37	9,595,751	0.5
1,940,728		5.000%, due 11/01/40	2,123,330	0.1
1,712,943		5.000%, due 02/01/41	1,849,164	0.1
1,047,694		5.000%, due 05/01/41	1,143,982	0.1
3,873,836		5.000%, due 06/01/41	4,229,858	0.2
2,424,147		5.000%, due 06/01/41	2,646,936	0.1
795,648		5.009%, due 07/01/35	854,589	0.0
2,039		5.500%, due 11/01/16	2,156	0.0
25,380		5.500%, due 12/01/16	26,832	0.0
2,896		5.500%, due 04/01/17	3,062	0.0
3,067		5.500%, due 01/01/18	3,255	0.0
6,145		5.500%, due 02/01/18	6,503	0.0
85,156		5.500%, due 02/01/18	90,376	0.0
1,477		5.500%, due 06/01/18	1,563	0.0
19,405		5.500%, due 10/01/18	20,530	0.0
2,195,596		5.500%, due 03/01/37	2,394,917	0.1
16,343,680	ˆ	5.500%, due 11/25/40	2,193,495	0.1
23,569		6.000%, due 06/01/16	24,907	0.0
608		6.000%, due 08/01/16	644	0.0
47,353		6.000%, due 08/01/16	49,808	0.0
19,069		6.000%, due 10/01/16	20,008	0.0
14,757		6.000%, due 10/01/16	15,467	0.0
9,391		6.000%, due 01/01/17	9,843	0.0
10,593		6.000%, due 01/01/17	11,034	0.0
8,877		6.000%, due 02/01/17	9,332	0.0
1,193		6.000%, due 02/01/17	1,259	0.0
526		6.000%, due 02/01/17	556	0.0
304		6.000%, due 03/01/17	321	0.0
9,867		6.000%, due 04/01/17	10,373	0.0
30,654		6.000%, due 04/01/17	32,646	0.0
12,034		6.000%, due 04/01/17	12,709	0.0
18,264		6.000%, due 04/01/17	19,125	0.0
24,207		6.000%, due 05/01/17	25,591	0.0
9,217		6.000%, due 05/01/17	9,727	0.0
39,068		6.000%, due 05/01/17	41,177	0.0
12,413		6.000%, due 05/01/17	13,104	0.0
40,174		6.000%, due 06/01/17	42,397	0.0
6,872		6.000%, due 06/01/17	7,256	0.0
15,744		6.000%, due 07/01/17	16,627	0.0
5,366		6.000%, due 07/01/17	5,390	0.0
22,977		6.000%, due 08/01/17	24,325	0.0
19,016		6.000%, due 08/01/17	20,277	0.0
15,718		6.000%, due 08/01/17	16,475	0.0
57,321		6.000%, due 09/01/17	60,886	0.0
196,321		6.000%, due 09/01/17	209,545	0.0
1,780		6.000%, due 10/01/17	1,889	0.0
52,534		6.000%, due 11/01/17	55,629	0.0
2,022		6.000%, due 02/01/18	2,148	0.0
51,230		6.000%, due 04/01/18	54,190	0.0
19,660		6.000%, due 09/01/18	21,039	0.0
20,834		6.000%, due 10/01/18	22,361	0.0
11,547		6.000%, due 11/01/18	12,362	0.0
1,611,371		6.000%, due 07/25/29	1,789,959	0.1
685,093		6.000%, due 07/25/29	761,022	0.0
1,237,933		6.000%, due 04/25/31	1,385,691	0.1
2,399,102	ˆ	6.000%, due 08/25/33	427,477	0.0
233,369		6.000%, due 08/01/34	257,959	0.0
221,917		6.000%, due 03/01/36	243,044	0.0
379,778		6.000%, due 09/01/36	413,330	0.0
440,855		6.000%, due 09/01/36	479,804	0.0
196,185		6.000%, due 03/01/37	213,234	0.0
140,890		6.000%, due 07/01/37	153,258	0.0
307,487		6.000%, due 08/01/37	338,765	0.0
875,450		6.000%, due 12/01/37	960,408	0.1
1,762,816		6.000%, due 02/01/38	1,948,518	0.1
96,751		6.000%, due 10/01/38	107,082	0.0
8,701,083	ˆ	6.257%, due 02/25/42	1,680,974	0.1
13,844		6.500%, due 04/01/27	15,365	0.0
21,611		6.500%, due 02/01/28	23,947	0.0
36,514		6.500%, due 01/01/32	42,009	0.0
49,239		6.500%, due 09/01/32	54,899	0.0
63,471		6.500%, due 10/01/32	71,492	0.0
53,935		6.500%, due 10/01/32	60,282	0.0
3,745,662	ˆ	6.507%, due 08/25/26	482,923	0.0
11,651,759	ˆ	6.547%, due 01/25/37	1,854,768	0.1
27,376,412	ˆ	6.557%, due 10/25/35	4,807,424	0.2
4,857		7.000%, due 08/01/25	5,623	0.0
1,938		7.000%, due 11/01/25	2,244	0.0
16,314		7.000%, due 12/01/25	18,890	0.0
3,637		7.000%, due 12/01/25	4,211	0.0
6,369		7.000%, due 02/01/26	7,375	0.0
21,466		7.000%, due 02/01/26	24,856	0.0
6,222		7.000%, due 03/01/26	7,228	0.0
36,422		7.000%, due 03/01/26	42,312	0.0
15,368		7.000%, due 03/01/26	17,854	0.0
12,107		7.000%, due 03/01/26	14,019	0.0
2,624		7.000%, due 12/01/27	3,057	0.0
20,295		7.000%, due 06/01/31	23,706	0.0
1,183,964		7.000%, due 03/01/38	1,378,709	0.1
1,246,495		7.000%, due 04/01/38	1,451,525	0.1
3,395		7.500%, due 11/01/29	3,877	0.0
32,350		7.500%, due 10/01/30	36,843	0.0
61,319		7.500%, due 11/01/30	65,661	0.0
29,908		7.500%, due 09/01/31	35,744	0.0
57,020		10.000%, due 02/25/19	64,089	0.0

See Accompanying Notes to Financial Statements

43

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
2,700,419		15.018%, due 03/25/38	$3,212,001	0.2
368,851		23.228%, due 07/25/35	391,674	0.0
992,654		24.401%, due 01/25/35	1,379,981	0.1
247,511		27.828%, due 02/25/34	358,044	0.0
909,534		32.485%, due 11/25/36	1,402,551	0.1
			385,286,593	18.3

		Government National Mortgage Association: 4.5%
29,522		1.625%, due 12/20/29	30,809	0.0
1,185,262		1.625%, due 02/20/30	1,239,377	0.1
49,057		1.750%, due 04/20/28	51,210	0.0
34,218,000	W	3.000%, due 07/01/43	33,838,396	1.6
18,569,941	ˆ	4.000%, due 08/16/26	2,247,694	0.1
3,830,295		4.000%, due 11/20/40	4,032,912	0.2
2,105,647		4.000%, due 10/20/41	2,183,210	0.1
14,389,330	ˆ	4.500%, due 12/20/37	1,717,870	0.1
7,401,133		4.500%, due 04/15/39	7,886,633	0.4
6,087,413		4.500%, due 08/20/41	6,527,245	0.3
21,374,350	ˆ	5.000%, due 06/16/39	782,592	0.0
5,467,613	ˆ	5.000%, due 11/20/39	870,538	0.0
7,969,859	ˆ	5.000%, due 10/20/40	1,021,815	0.0
4,185,372		5.140%, due 10/20/60	4,691,602	0.2
2,733,768		5.288%, due 10/20/60	3,073,144	0.1
2,857,296		5.500%, due 09/15/39	3,128,546	0.2
1,568,915		5.500%, due 03/20/60	1,772,475	0.1
12,078,860	ˆ	5.658%, due 06/20/40	1,690,886	0.1
11,524,021	ˆ	6.008%, due 06/20/38	1,139,372	0.1
17,414,536	ˆ	6.008%, due 04/20/39	2,398,969	0.1
12,905,434	ˆ	6.108%, due 05/20/39	1,312,160	0.1
8,784,050	ˆ	6.208%, due 04/20/38	1,143,791	0.1
5,304,491	ˆ	6.308%, due 05/16/38	747,202	0.0
13,694,903	ˆ	6.308%, due 01/16/39	2,501,646	0.1
9,273,721	ˆ	6.458%, due 09/16/40	1,801,000	0.1
809,230		6.500%, due 09/16/38	917,293	0.0
4,014,564	ˆ	6.578%, due 02/16/35	770,136	0.0
11,243,762	ˆ	6.795%, due 04/20/36	1,312,822	0.1
281,631		7.000%, due 05/16/32	321,015	0.0
1,405,157		21.427%, due 03/20/37	1,993,343	0.1
902,895		24.594%, due 04/16/37	1,271,488	0.1
			94,417,191	4.5

		Total U.S. Government Agency Obligations (Cost $636,098,001)	651,706,323	31.0

FOREIGN GOVERNMENT BONDS: 1.7%
BRL 62,000,000	Z	Brazil Letras do Tesouro Nacional, 8.361%, 04/01/15	23,451,904	1.1
BRL 27,360,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	11,513,275	0.6

		Total Foreign Government Bonds (Cost $38,139,280)	34,965,179	1.7

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 1.0%
		Financials: 1.0%
55,018	@	Aspen Insurance Holdings Ltd.	1,402,959	0.1
108,000	@,P	The Bank of New York Mellon Corp.	2,556,360	0.1
138,311	@,P	Discover Financial Services	3,471,606	0.2
204,000	@,P	Goldman Sachs Group, Inc./The	4,924,560	0.2
115,957	@,P	PNC Financial Services Group, Inc.	3,118,084	0.1
45,255	@,P	US Bancorp	1,240,439	0.1
95,136	@,P	US Bancorp	2,673,322	0.1
120,000	@,P	US Bancorp	2,814,000	0.1

		Total Preferred Stock (Cost $22,047,723)	22,201,330	1.0

INVESTMENT COMPANIES: 11.6%
		Affiliated Investment Companies: 11.6%
4,207,520		ING Emerging Markets Corporate Debt Fund—Class P	40,981,248	1.9
10,297,919		ING Emerging Markets Hard Currency Sovereign Debt Fund—Class P	96,594,482	4.6
5,495,122		ING Emerging Markets Local Currency Debt Fund — Class P	50,445,219	2.4
1,292,608		ING High Yield Bond Fund — Class P	10,470,129	0.5
4,432,524		ING Investment Grade Credit Fund—Class P	45,920,947	2.2

		Total Investment Companies (Cost $258,463,426)	244,412,025	11.6

		Total Long-Term Investments (Cost $2,349,690,136)	2,348,023,329	111.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
		Commercial Paper: 1.1%
7,500,000		Con Edison, 0.300%, 07/11/13	7,499,312	0.3
2,500,000		Dominion Resources Inc., 0.270%, 07/15/13	2,499,719	0.1
1,573,000		Kinder Morgan, 0.300%, 07/22/13	1,572,712	0.1
1,500,000		VW Credit, Inc., 0.280%, 07/15/13	1,499,825	0.1
10,000,000		VW Credit, Inc., 0.280%, 07/16/13	9,998,756	0.5
			23,070,324	1.1

See Accompanying Notes to Financial Statements

44

ING INTERMEDIATE BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

	Securities Lending Collateralcc(1): 0.4%
2,134,359	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,134,380, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $2,177,055, due 07/03/13-05/15/37)	$2,134,359	0.1
449,333	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $449,339, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $458,320, due 07/05/13-08/15/21)	449,333	0.0
2,134,359	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $2,177,092, due 05/01/15-01/01/47)	2,134,359	0.1
2,134,359	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,134,385, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $2,177,046, due 06/01/18-04/01/43)	2,134,359	0.1
2,134,359	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,134,387, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,177,046, due 12/04/13-08/27/32)	2,134,359	0.1
		8,986,769	0.4
	Total Short-Term Investments (Cost $32,057,093)	32,057,093	1.5

	Total Investments in Securities (Cost $2,381,747,229)	$2,380,080,422	113.2
	Liabilities in Excess of Other Assets	(278,168,672)	(13.2)
	Net Assets	$2,101,911,750	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

±	Defaulted security

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

BRL	Brazilian Real

Cost for federal income tax purposes is $2,385,433,848.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$56,886,675
Gross Unrealized Depreciation	(62,240,101)
Net Unrealized Depreciation	$(5,353,426)

See Accompanying Notes to Financial Statements

45

ING SMALL COMPANY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.0%
		Consumer Discretionary: 15.2%
285,100	@	Aeropostale, Inc.	$3,934,380	0.6
91,500	@	Bally Technologies, Inc.	5,162,430	0.8
123,600		Cheesecake Factory	5,177,604	0.8
99,600	@	Childrens Place Retail Stores, Inc.	5,458,080	0.9
32,700		Cooper Tire & Rubber Co.	1,084,659	0.2
296,900	@	Express, Inc.	6,225,993	1.0
215,200		Finish Line	4,704,272	0.8
59,462		Gildan Activewear, Inc.	2,408,806	0.4
54,900	@	Hibbett Sporting Goods, Inc.	3,046,950	0.5
173,855	@	Imax Corp.	4,322,035	0.7
126,700	@	Jack in the Box, Inc.	4,978,043	0.8
287,211		La-Z-Boy, Inc.	5,821,767	0.9
108,557	@	Life Time Fitness, Inc.	5,439,791	0.9
96,150		Monro Muffler, Inc.	4,620,007	0.7
297,897	@	Orient-Express Hotels Ltd.	3,622,428	0.6
55,300	@	Papa John’s International, Inc.	3,614,961	0.6
76,916		Pool Corp.	4,031,168	0.6
121,300		Regis Corp.	1,991,746	0.3
177,523	@	Ruby Tuesday, Inc.	1,638,537	0.3
67,400	@	Sally Beauty Holdings, Inc.	2,096,140	0.3
76,500	L	Sturm Ruger & Co., Inc.	3,675,060	0.6
63,200		Vail Resorts, Inc.	3,888,064	0.6
107,000		Wolverine World Wide, Inc.	5,843,270	0.9
49,101		Wyndham Worldwide Corp.	2,810,050	0.4
			95,596,241	15.2

		Consumer Staples: 2.3%
70,600		Casey’s General Stores, Inc.	4,247,296	0.7
191,225		Flowers Foods, Inc.	4,216,511	0.7
134,500		Pinnacle Foods, Inc.	3,248,175	0.5
40,500		Sanderson Farms, Inc.	2,690,010	0.4
			14,401,992	2.3

		Energy: 5.9%
296,800	@,L	Bill Barrett Corp.	6,001,296	1.0
226,715	@	Carrizo Oil & Gas, Inc.	6,422,836	1.0
200,500	@	Cloud Peak Energy, Inc.	3,304,240	0.5
178,700	@	EPL Oil & Gas, Inc.	5,246,632	0.8
724,751	@	Key Energy Services, Inc.	4,312,268	0.7
373,200	@,L	Nordic American Tankers Ltd.	2,825,124	0.5
813,200	@	Petroquest Energy, Inc.	3,220,272	0.5
131,900	@	Unit Corp.	5,616,302	0.9
			36,948,970	5.9

		Financials: 22.9%
21,500	@	Affiliated Managers Group, Inc.	3,524,710	0.6
126,400		American Campus Communities, Inc.	5,139,424	0.8
73,688		Cash America International, Inc.	3,349,856	0.5
171,500		Colony Financial, Inc.	3,411,135	0.5
329,682		CubeSmart	5,268,318	0.8
166,600		CyrusOne, Inc.	3,455,284	0.5
818,150		DCT Industrial Trust, Inc.	5,849,772	0.9
122,235	@	Encore Capital Group, Inc.	4,047,201	0.6
73,818		EPR Properties	3,710,831	0.6
174,100		EverBank Financial Corp.	2,883,096	0.5
229,779		First American Financial Corp.	5,064,329	0.8
145,392	@	First NBC Bank Holding Co.	3,547,565	0.6
302,825		FirstMerit Corp.	6,065,585	1.0
53,300		Hatteras Financial Corp.	1,313,312	0.2
58,741		IBERIABANK Corp.	3,149,105	0.5
41,200		Jones Lang LaSalle, Inc.	3,754,968	0.6
236,618		LaSalle Hotel Properties	5,844,465	0.9
89,637		MarketAxess Holdings, Inc.	4,190,530	0.7
71,072		National Retail Properties, Inc.	2,444,877	0.4
107,672		Primerica, Inc.	4,031,240	0.6
94,136		ProAssurance Corp.	4,910,134	0.8
108,318		Prosperity Bancshares, Inc.	5,609,789	0.9
202,285		Provident Financial Services, Inc.	3,192,057	0.5
411,600		Radian Group, Inc.	4,782,792	0.8
210,200		Redwood Trust, Inc.	3,573,400	0.6
74,454		SCBT Financial Corp.	3,751,737	0.6
154,600		Selective Insurance Group	3,558,892	0.6
53,233	@	Signature Bank	4,419,404	0.7
148,300		Starwood Property Trust, Inc.	3,670,425	0.6
141,985	@	Stifel Financial Corp.	5,064,605	0.8
481,900		Susquehanna Bancshares, Inc.	6,192,415	1.0
56,500	@	SVB Financial Group	4,707,580	0.7
234,000		Webster Financial Corp.	6,009,120	0.9
132,255		Wintrust Financial Corp.	5,062,721	0.8
			144,550,674	22.9

		Health Care: 8.9%
48,891	@	Acorda Therapeutics, Inc.	1,612,914	0.3
144,145	@	Align Technology, Inc.	5,339,131	0.9
9,100	@	Alkermes PLC	260,988	0.0
97,100	@	AMN Healthcare Services, Inc.	1,390,472	0.2
67,749	@	Amsurg Corp.	2,377,990	0.4
83,200	@	Centene Corp.	4,364,672	0.7
38,700	@	Cubist Pharmaceuticals, Inc.	1,869,210	0.3
100,224	@	Haemonetics Corp.	4,144,262	0.7
229,037	@	Healthsouth Corp.	6,596,266	1.0

See Accompanying Notes to Financial Statements

46

ING SMALL COMPANY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
67,975	@	Impax Laboratories, Inc.	$1,356,101	0.2
166,300	@,L	InterMune, Inc.	1,599,806	0.3
146,600		Masimo Corp.	3,107,920	0.5
72,748	@	Medicines Co.	2,237,729	0.4
41,257	@	Mednax, Inc.	3,778,316	0.6
79,552	@	Nektar Therapeutics	918,826	0.1
117,436		Owens & Minor, Inc.	3,972,860	0.6
12,200	@	Salix Pharmaceuticals Ltd.	807,030	0.1
84,580		Steris Corp.	3,626,790	0.6
12,523	@	Theravance, Inc.	482,511	0.1
69,000	@	Thoratec Corp.	2,160,390	0.3
70,500	@	WellCare Health Plans, Inc.	3,916,275	0.6
			55,920,459	8.9

		Industrials: 18.0%
191,085		Actuant Corp.	6,300,073	1.0
83,395		Acuity Brands, Inc.	6,297,990	1.0
102,894	@	Atlas Air Worldwide Holdings, Inc.	4,502,642	0.7
186,500		Barnes Group, Inc.	5,593,135	0.9
435,000	@	Blount International, Inc.	5,141,700	0.8
211,600		Brady Corp.	6,502,468	1.0
82,022	@	Clean Harbors, Inc.	4,144,572	0.7
122,515		Curtiss-Wright Corp.	4,540,406	0.7
373,964	@,L	Diana Shipping, Inc.	3,754,599	0.6
98,800		Forward Air Corp.	3,782,064	0.6
98,200	@	FTI Consulting, Inc.	3,229,798	0.5
129,300		Healthcare Services Group	3,170,436	0.5
385,600		Heartland Express, Inc.	5,348,272	0.8
145,196	@	HUB Group, Inc.	5,288,038	0.8
33,034	@	Mobile Mini, Inc.	1,095,077	0.2
329,000	@	Orbital Sciences Corp.	5,714,730	0.9
66,017		Regal-Beloit Corp.	4,280,542	0.7
162,394		Resources Connection, Inc.	1,883,770	0.3
70,500	@	Teledyne Technologies, Inc.	5,453,175	0.9
103,769	@	Tetra Tech, Inc.	2,439,609	0.4
102,500		Toro Co.	4,654,525	0.7
102,500		Universal Forest Products, Inc.	4,091,800	0.7
139,739		Waste Connections, Inc.	5,748,863	0.9
107,213		Watts Water Technologies, Inc.	4,861,037	0.8
140,452		Woodward Governor Co.	5,618,080	0.9
			113,437,401	18.0

		Information Technology: 15.8%
162,986	@	Advanced Energy Industries, Inc.	2,837,586	0.4
51,943	@	Ansys, Inc.	3,797,033	0.6
289,400	@	Aruba Networks, Inc.	4,445,184	0.7
171,407	@	Bankrate, Inc.	2,461,405	0.4
100,300	@	Blackhawk Network Holdings, Inc.	2,326,960	0.4
38,800	@	CACI International, Inc.	2,463,412	0.4
195,700	@	Cardtronics, Inc.	5,401,320	0.9
26,700	@	Commvault Systems, Inc.	2,026,263	0.3
123,300	@	EVERTEC, Inc.	2,708,901	0.4
215,000	@	Finisar Corp.	3,644,250	0.6
65,600		Flir Systems, Inc.	1,769,232	0.3
358,800	@	Formfactor, Inc.	2,421,900	0.4
490,173	@	Integrated Device Technology, Inc.	3,891,974	0.6
101,200	@,L	Liquidity Services, Inc.	3,508,604	0.5
300,314	@,L	Logitech International S.A.	2,117,214	0.3
129,589	@	Micros Systems, Inc.	5,591,765	0.9
238,340	@	Microsemi Corp.	5,422,235	0.9
157,982		MKS Instruments, Inc.	4,192,842	0.7
104,962	@	Plexus Corp.	3,137,314	0.5
295,100	@	Polycom, Inc.	3,110,354	0.5
115,700		Power Integrations, Inc.	4,692,792	0.7
217,600	@	Progress Software Corp.	5,006,976	0.8
230,400	@	PTC, Inc.	5,651,712	0.9
178,600	@	QLIK Technologies, Inc.	5,049,022	0.8
118,800	@	QLogic Corp.	1,135,728	0.2
189,500	@	Riverbed Technolgoy, Inc.	2,948,620	0.5
86,200	@	Sourcefire, Inc.	4,788,410	0.8
71,340	@	Synaptics, Inc.	2,750,871	0.4
			99,299,879	15.8

		Materials: 5.2%
132,820		Buckeye Technologies, Inc.	4,919,653	0.8
371,947		Commercial Metals Co.	5,493,657	0.9
173,000		HB Fuller Co.	6,541,130	1.0
113,964		Minerals Technologies, Inc.	4,711,272	0.7
1,055,986	@,L	Thompson Creek Metals Co., Inc.	3,199,637	0.5
117,100		Worthington Industries	3,713,241	0.6
282,100		Zep, Inc.	4,465,643	0.7
			33,044,233	5.2

		Utilities: 2.8%
100,500		Cleco Corp.	4,666,215	0.7
145,097		El Paso Electric Co.	5,123,375	0.8
98,400		Idacorp, Inc.	4,699,584	0.8
109,185		Portland General Electric Co.	3,339,969	0.5
			17,829,143	2.8
		Total Common Stock (Cost $511,079,185)	611,028,992	97.0

EXCHANGE-TRADED FUNDS: 1.3%
84,400		iShares Russell 2000 Index Fund	8,200,304	1.3

		Total Exchange-Traded Funds (Cost $6,948,516)	8,200,304	1.3

		Total Long-Term Investments (Cost $518,027,701)	619,229,296	98.3

See Accompanying Notes to Financial Statements

47

ING SMALL COMPANY PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc(1): 3.5%
5,240,573	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $5,240,672, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $5,345,385, due 07/15/13-05/01/51)	$5,240,573	0.8
5,240,573	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $5,240,625, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $5,345,405, due 07/03/13-05/15/37)	5,240,573	0.9
1,103,258	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,103,272, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,125,323, due 07/05/13-08/15/21)	1,103,258	0.2
5,240,573	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $5,240,638, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $5,345,384, due 06/01/18-04/01/43)	5,240,573	0.8
5,240,573	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $5,240,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $5,345,385, due 12/04/13-08/27/32)	5,240,573	0.8
		22,065,550	3.5

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.3%
8,296,237	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $8,296,237)	8,296,237	1.3

	Total Short-Term Investments (Cost $30,361,787)	30,361,787	4.8
	Total Investments in Securities (Cost $548,389,488)	$649,591,083	103.1
	Liabilities in Excess of Other Assets	(19,349,621)	(3.1)
	Net Assets	$630,241,462	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $554,790,943.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$121,394,637
Gross Unrealized Depreciation	(26,594,497)
Net Unrealized Appreciation	$94,800,140

See Accompanying Notes to Financial Statements

48

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.7%
		Consumer Discretionary: 4.0%
88,223		Aristocrat Leisure Ltd.	$344,790	0.2
32,999		Automotive Holdings Group	96,522	0.1
70,275	@	Billabong International Ltd.	9,641	0.0
16,226		Breville Group Ltd.	104,767	0.1
66,641		Crown Ltd.	734,647	0.4
93,532	L	David Jones Ltd.	217,688	0.1
8,671		Domino’s Pizza Enterprises Ltd.	88,654	0.0
137,377		Echo Entertainment Group Ltd.	385,068	0.2
370,092	L	John Fairfax Holdings Ltd.	167,382	0.1
8,528	L	Fleetwood Corp. Ltd.	27,979	0.0
9,706		Flight Centre Ltd.	347,551	0.2
12,538	L	G.U.D. Holdings Ltd.	68,450	0.0
41,665		G8 Education Ltd.	93,390	0.0
101,139	L	Harvey Norman Holdings Ltd.	234,722	0.1
19,093		Invocare Ltd.	198,282	0.1
17,199	L	JB Hi-Fi Ltd.	263,468	0.1
102,885	L	Myer Holdings Ltd.	223,499	0.1
42,874	L	Navitas Ltd.	226,734	0.1
46,755		News Corp., Inc.	1,358,878	0.7
11,754	@	News Corp.	177,369	0.1
166,546		Pacific Brands Ltd.	106,689	0.1
16,463		Premier Investments Ltd.	100,554	0.1
8,443		REA Group Ltd.	212,765	0.1
4,831		Reject Shop Ltd.	75,611	0.0
109,065		Seven West Media Ltd.	189,347	0.1
98,659		Southern Cross Media Group Ltd.	129,155	0.1
24,309		Super Retail Group Ltd.	266,070	0.1
128,458		TABCORP Holdings Ltd.	357,749	0.2
246,795		Tattersall’s Ltd.	712,913	0.4
290,570	@, L	Ten Network Holdings Ltd.	73,022	0.0
25,072		Trade Me Ltd.	94,451	0.0
23,237	L	Wotif.Com Holdings Ltd.	96,373	0.1
			7,784,180	4.0

		Consumer Staples: 8.5%
92,939		Coca-Cola Amatil Ltd.	1,076,802	0.6
297,161	@	Goodman Fielder Ltd.	198,884	0.1
40,159	@	GrainCorp Ltd.	459,623	0.2
151,400		Metcash Ltd.	485,693	0.2
113,013		Treasury Wine Estates Ltd.	600,523	0.3
203,758		Wesfarmers Ltd.	7,373,236	3.8
219,161		Woolworths Ltd.	6,565,354	3.3
			16,760,115	8.5

		Energy: 5.8%
33,053	@, L	Aquila Resources Ltd.	53,724	0.0
75,628	@, L	Aurora Oil and Gas Ltd.	199,832	0.1
95,725	@	Australian Worldwide Exploration Ltd.	107,935	0.1
215,091		Beach Petroleum Ltd.	220,999	0.1
34,476	@, L	Buru Energy Ltd.	38,279	0.0
23,753		Caltex Australia Ltd.	390,695	0.2
68,764	@, L	Drillsearch Energy Ltd.	65,665	0.0
178,092	@, L	Horizon Oil Ltd.	52,923	0.0
29,894	@	Karoon Gas Australia Ltd.	139,116	0.1
54,410	@	Linc Energy Ltd.	40,035	0.0
194,365		Oil Search Ltd.	1,368,932	0.7
192,486		Origin Energy Ltd.	2,205,778	1.1
136,301	@, L	Paladin Resources Ltd.	108,570	0.1
169,663		Santos Ltd.	1,932,140	1.0
165,979	@, L	Senex Energy Ltd.	88,461	0.1
105,118	L	Whitehaven Coal Ltd.	221,168	0.1
109,779		Woodside Petroleum Ltd.	3,496,243	1.8
36,300		WorleyParsons Ltd.	643,067	0.3
			11,373,562	5.8

		Financials: 43.3%
47,731		Abacus Property Group	98,987	0.0
517,641		AMP Ltd.	2,001,936	1.0
71,129		Ardent Leisure Group	111,200	0.1
34,058		ASX Ltd.	1,027,048	0.5
41,335		Australand Property Group	131,166	0.1
482,715		Australia & New Zealand Banking Group Ltd.	12,531,018	6.4
54,331		Bank of Queensland Ltd.	430,323	0.2
71,638		Bendigo Bank Ltd.	656,908	0.3
73,207		BWP Trust	150,720	0.1
413,128		CFS Retail Property Trust	753,205	0.4
97,211		Challenger Financial Services Group Ltd.	354,484	0.2
72,917	@, X	Chapter HA Units Contingent	—	—
38,807		Charter Hall Group	136,897	0.1
47,733		Charter Hall Retail REIT	166,480	0.1
283,122		Commonwealth Bank of Australia	17,821,490	9.1
412,936		Commonwealth Property Office Fund	413,851	0.2
851,386		Dexus Property Group	830,274	0.4
251,138		Federation Centres Ltd	544,298	0.3
31,869		FKP Property Group	36,934	0.0
36,106		FlexiGroup Ltd./Australia	144,394	0.1
266,108		Goodman Group	1,183,114	0.6
286,667		GPT Group	1,006,584	0.5
122,113		Henderson Group PLC	274,318	0.1
108,640		Investa Office Fund	288,647	0.1
364,448		Insurance Australia Group	1,809,017	0.9
36,444		IOOF Holdings Ltd.	244,237	0.1
91,506		Lend Lease Corp., Ltd.	697,667	0.3
59,975		Macquarie Group Ltd.	2,287,509	1.2
18,388		Magellan Financial Group Ltd.	161,957	0.1
642,539		Mirvac Group	940,679	0.5
412,101		National Australia Bank Ltd.	11,147,359	5.7
7,311		Perpetual Ltd.	235,202	0.1
42,303		Platinum Asset Management Ltd.	211,135	0.1

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
210,160		QBE Insurance Group Ltd.	$2,909,782	1.5
113,124		Shopping Centres Australasia Property Group	164,437	0.1
405,678		Stockland	1,290,818	0.6
226,367		Suncorp-Metway Ltd.	2,458,601	1.2
355,119		Westfield Group	3,719,400	1.9
537,355		Westfield Retail Trust	1,519,694	0.8
546,075		Westpac Banking Corp.	14,337,189	7.3
			85,228,959	43.3

		Health Care: 4.6%
28,487		Acrux Ltd.	90,990	0.0
23,834		Ansell Ltd.	383,958	0.2
9,948		Cochlear Ltd.	558,323	0.3
86,527		CSL Ltd.	4,873,044	2.5
29,952	@, L	Mesoblast Ltd.	144,532	0.1
82,071		Primary Health Care Ltd.	359,439	0.2
22,684		Ramsay Health Care Ltd.	741,443	0.4
128,902		ResMed, Inc.	591,339	0.3
202,261		Sigma Pharmaceuticals Ltd.	145,491	0.1
8,016	L	Sirtex Medical Ltd.	87,460	0.0
69,683		Sonic Healthcare Ltd.	946,665	0.5
			8,922,684	4.6

		Industrials: 6.1%
60,446	L	ALS Ltd./Queensland	526,203	0.3
171,608		Asciano Group	784,893	0.4
344,521		Aurizon Holdings Ltd.	1,308,677	0.7
79,645		Boart Longyear Group	48,536	0.0
28,421	L	Bradken Ltd.	111,610	0.1
273,152		Brambles Ltd.	2,326,749	1.2
19,700	L	Cabcharge Australia Ltd.	72,344	0.0
24,697	L	Cardno Ltd.	116,918	0.1
90,803	L	CSR Ltd.	184,403	0.1
23,338	L	Decmil Group Ltd.	37,833	0.0
73,220		Downer EDI Ltd.	238,734	0.1
105,004		Emeco Holdings Ltd.	26,424	0.0
50,094		GWA Group Ltd.	109,672	0.1
28,764		Leighton Holdings Ltd.	403,098	0.2
69,580		Macquarie Atlas Roads Group	123,451	0.1
9,966		McMillan Shakespeare Ltd.	147,237	0.1
40,144		Mermaid Marine Australia Ltd.	128,663	0.1
27,638		Mineral Resources Ltd.	207,984	0.1
16,043	L	Monadelphous Group Ltd.	235,228	0.1
47,800	L	NRW Holdings Ltd.	39,247	0.0
398,530	@	Qantas Airways Ltd.	489,511	0.2
103,279		Qube Logistics Holdings Ltd.	156,487	0.1
35,110		SAI Global Ltd.	116,307	0.1
59,311		Seek Ltd.	490,964	0.2
17,425		Seven Group Holdings Ltd.	109,386	0.0
36,263		Skilled Group Ltd.	85,269	0.0
254,000		Sydney Airport	783,751	0.4
119,323		Toll Holdings Ltd.	577,511	0.3
78,771		Transfield Services Ltd.	55,617	0.0
183,262	@	Transpacific Industries Group Ltd.	133,464	0.1
260,675		Transurban Group	1,609,814	0.8
28,967	L	UGL Ltd.	181,916	0.1
231,429	@, X	Virgin Australia Holdings Ltd.	—	—
185,383	@	Virgin Australia Holdings Ltd.	71,785	0.0
			12,039,686	6.1

		Information Technology: 0.7%
37,733		carsales.com.au Ltd.	324,391	0.2
89,590		Computershare Ltd.	840,001	0.4
17,541		Iress Market Technology Ltd.	120,070	0.1
11,880	L	SMS Management & Technology Ltd.	49,260	0.0
			1,333,722	0.7

		Materials: 15.9%
78,660		Adelaide Brighton Ltd.	236,593	0.1
17,030		Alacer Gold Corp.	32,569	0.0
434,985	@	Alumina Ltd.	387,126	0.2
212,306		Amcor Ltd.	1,962,122	1.0
221,446		Arrium Ltd.	156,719	0.1
154,059		Atlas Iron Ltd.	104,639	0.1
45,231		Ausdrill Ltd.	35,217	0.0
138,374	@	Beadell Resources Ltd.	64,558	0.0
564,629		BHP Billiton Ltd.	16,251,675	8.3
90,741	@	BlueScope Steel Ltd.	386,037	0.2
134,837		Boral Ltd.	515,934	0.3
26,070	@, L	Cudeco Ltd.	47,514	0.0
69,163	@	Discovery Metals Ltd.	8,425	0.0
63,551		DuluxGroup Ltd.	244,464	0.1
81,223	@	Evolution Mining Ltd.	43,365	0.0
23,645		Fletcher Building Ltd.	153,784	0.1
299,339		Fortescue Metals Group Ltd.	824,037	0.4
73,628	L	Iluka Resources Ltd.	663,545	0.4
286,562		Incitec Pivot Ltd.	746,110	0.4
41,580		Independence Group NL	86,025	0.1
76,174		James Hardie Industries SE	654,102	0.3
26,222		Kingsgate Consolidated Ltd.	31,242	0.0
337,132	@, L	Lynas Corp. Ltd.	114,476	0.1
33,166		Medusa Mining Ltd.	47,713	0.0
14,831	@	Mineral Deposits Ltd.	27,622	0.0
110,732		Mount Gibson Iron Ltd.	46,687	0.0
134,303		Newcrest Mining Ltd.	1,239,782	0.6
69,195		Northern Star Resources Ltd	37,312	0.0
31,473		Nufarm Ltd.	133,489	0.1
22,870	@	OceanaGold Corp.	25,868	0.0
63,907		Orica Ltd.	1,204,682	0.6
55,665		OZ Minerals Ltd.	208,910	0.1
87,248		Pan Australian Resources Ltd.	144,651	0.1
81,511	@, L	Perseus Mining Ltd.	33,432	0.0
72,261	@, L	Regis Resources Ltd.	191,285	0.1
117,260		Resolute Mining Ltd.	65,563	0.0
76,669		Rio Tinto Ltd.	3,674,401	1.9
16,783	@	Sandfire Resources NL	78,657	0.1
63,491	@	Silver Lake Resources Ltd.	35,440	0.0
29,418		Sims Group Ltd.	222,187	0.1

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
31,450	@	Sirius Resources NL	$53,158	0.0
84,252	@	St Barbara Ltd.	35,864	0.0
423,922	@	Sundance Resources Ltd.	26,965	0.0
27,330		Western Areas NL	58,209	0.0
			31,342,155	15.9

		Telecommunication Services: 5.1%
19,349		iiNET Ltd.	109,803	0.1
27,315		M2 Telecommunications Group Ltd.	145,821	0.1
21,018		Singapore Telecommunications Ltd.	61,077	0.0
47,161		Telecom Corp. of New Zealand Ltd.	81,451	0.0
2,189,253		Telstra Corp., Ltd.	9,517,753	4.8
50,363		TPG Telecom Ltd.	161,787	0.1
			10,077,692	5.1

		Utilities: 1.7%
97,509		AGL Energy Ltd.	1,290,253	0.7
147,044		APA Group	805,797	0.4
191,083		DUET Group	350,553	0.2
131,780	@	Energy World Corp. Ltd.	46,980	0.0
162,461		Envestra Ltd.	147,836	0.1
284,323		SP AusNet	305,044	0.1
209,411		Spark Infrastructure Group	332,083	0.2
			3,278,546	1.7

		Total Common Stock
		(Cost $199,438,752)	188,141,301	95.7

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
		Securities Lending Collateralcc(1): 2.1%
1,003,407		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,003,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,023,475, due 07/15/13-05/01/51)	1,003,407	0.5
1,003,407		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,003,419, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,023,475, due 12/01/17-06/01/43)	1,003,407	0.5
1,003,407		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,003,428, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,023,475, due 06/01/17-03/01/48)	1,003,407	0.5
1,003,407		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,003,428, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,023,475, due 07/01/32-07/01/43)	1,003,407	0.5
211,239		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $211,241, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $215,469, due 01/15/25-02/15/43)	211,239	0.1
			4,224,867	2.1

		Total Short-Term Investments
		(Cost $4,224,867)	4,224,867	2.1

		Total Investments in Securities (Cost $203,663,619)	$192,366,168	97.8
		Assets in Excess of Other Liabilities	4,326,953	2.2
		Net Assets	$196,693,121	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $207,367,202.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$15,336,609
Gross Unrealized Depreciation	(30,337,643)
Net Unrealized Depreciation	$(15,001,034)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$291,777	$7,492,403	$—	$7,784,180
Consumer Staples	—	16,760,115	—	16,760,115
Energy	—	11,373,562	—	11,373,562
Financials	—	85,228,959	—	85,228,959
Health Care	4,873,044	4,049,640	—	8,922,684
Industrials	123,451	11,916,235	—	12,039,686
Information Technology	—	1,333,722	—	1,333,722
Materials	—	31,342,155	—	31,342,155
Telecommunication Services	—	10,077,692	—	10,077,692
Utilities	147,836	3,130,710	—	3,278,546
Total Common Stock	5,436,108	182,705,193	—	188,141,301
Short-Term Investments	—	4,224,867	—	4,224,867
Total Investments, at fair value	$5,436,108	$186,930,060	$—	$192,366,168
Other Financial Instruments+
Forward Foreign Currency Contracts	—	21,332	—	21,332
Total Assets	$5,436,108	$186,951,392	$—	$192,387,500
Liabilities Table
Other Financial Instruments+
Futures	$(163)	$—	$—	$(163)
Forward Foreign Currency Contracts	—	(67,251)	—	(67,251)
Total Liabilities	$(163)	$(67,251)	$—	$(67,414)

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $4,553,131 were transferred from Level 2 to Level 1 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Australian Dollar	7,100,000	Buy	09/18/13	$6,462,775	$6,455,515	$(7,260)
Brown Brothers Harriman & Co.	Australian Dollar	1,560,000	Buy	09/18/13	1,478,385	1,418,394	(59,991)
							$(67,251)

See Accompanying Notes to Financial Statements

ING AUSTRALIA INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Australian Dollar	300,000	Sell	09/18/13	$275,815	$272,768	$3,047
Brown Brothers Harriman & Co.	Australian Dollar	500,000	Sell	09/18/13	469,684	454,613	15,071
Goldman Sachs & Co.	Australian Dollar	500,000	Sell	09/18/13	457,828	454,614	3,214
							$21,332

ING Australia Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	74	09/19/13	$8,068,784	$(163)
			$8,068,784	$(163)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.0%
		Consumer Discretionary: 8.0%
65,100		Anhanguera Educacional Participacoes SA	$381,028	0.1
44,866		Arcelik A/S	296,358	0.1
3,246,500		Astra International Tbk PT	2,282,240	0.4
287,800		Astro Malaysia Holdings Bhd	275,277	0.1
167,000		BEC World PCL	315,968	0.1
774,000		Belle International Holdings	1,058,119	0.2
464,000	@	Brilliance China Automotive Holdings Ltd.	516,305	0.1
79,500	@, L	Byd Co., Ltd.	260,671	0.0
16,780	@	Cheil Communications, Inc.	360,212	0.1
207,000	@	Cheng Shin Rubber Industry Co. Ltd.	650,297	0.1
23,400		Cia Hering	330,653	0.0
41,576	@	Cyfrowy Polsat SA	232,111	0.0
48,300		Cyrela Brazil Realty SA	331,834	0.1
174,000		Prime Success International Group	148,301	0.0
406,000		Dongfeng Motor Group Co., Ltd.	538,486	0.1
31,400		El Puerto de Liverpool SAB de CV	371,519	0.1
182,000	@	Far Eastern Department Stores Co., Ltd.	172,270	0.0
34,269	@, L	Foschini Group Ltd./The	341,974	0.1
670,000		Geely Automobile Holdings Ltd.	287,660	0.1
340,800		Genting Bhd	1,122,253	0.2
497,900		Genting Malaysia BHD	611,326	0.1
50,000	@	Giant Manufacturing Co., Ltd.	342,726	0.1
1,215,000	@	Global Mediacom Tbk PT	261,480	0.0
129,000	L	Golden Eagle Retail Group Ltd.	171,657	0.0
1,772,000	@	GOME Electrical Appliances Holdings Ltd.	158,815	0.0
162,500		Great Wall Motor Co. Ltd.	695,450	0.1
232,500		Grupo Televisa S.A.	1,157,525	0.2
37,707		Grupo Televisa SAB ADR	936,642	0.2
332,000	@	Guangzhou Automobile Group Co. Ltd.	311,551	0.1
138,000		Haier Electronics Group Co. Ltd.	219,218	0.0
5,730		Halla Visteon Climate Control Corp.	181,112	0.0
11,057		Hankook Tire Co. Ltd.	509,223	0.1
442,800		Home Product Center PCL	163,503	0.0
42,000		Hotai Motor Co. Ltd.	450,284	0.1
2,681		Hyundai Department Store Co. Ltd.	350,830	0.1
11,009		Hyundai Mobis	2,620,943	0.5
3,494		Hyundai Motor Co.	295,856	0.1
5,738		Hyundai Motor Co.	500,640	0.1
25,149		Hyundai Motor Co.	4,932,489	0.8
2,417		Hyundai Wia Corp.	357,284	0.1
30,867		Imperial Holdings Ltd.	655,249	0.1
186,500		Intime Department Store Group Co. Ltd.	180,620	0.0
76,850		Jollibee Foods Corp.	262,762	0.0
16,940		Kangwon Land, Inc.	466,841	0.1
42,582		Kia Motors Corp.	2,299,525	0.4
31,600	@	Kroton Educacional SA	437,459	0.1
17,546		LG Electronics, Inc.	1,115,201	0.2
24,900		Lojas Americanas SA	152,322	0.0
21,000		Lojas Renner SA	601,479	0.1
1,891		Lotte Shopping Co. Ltd.	585,704	0.1
159,549		Mahindra & Mahindra Ltd. GDR	2,607,024	0.5
769,500	@	Media Nusantara Citra Tbk PT	241,787	0.0
37,000	@	Merida Industry Co. Ltd.	218,436	0.0
279,000		Minor International PCL	221,570	0.0
40,273		Mr Price Group Ltd.	548,950	0.1
58,600		MRV Engenharia e Participacoes SA	172,805	0.0
65,020		Naspers Ltd.	4,799,235	0.8
416,000		POU Chen Corp.	392,937	0.1
88,000		Ruentex Industries Ltd.	193,307	0.0
120,245		SACI Falabella	1,301,737	0.2
94,000		Shenzhou International Group Holdings Ltd.	270,838	0.0
1,300		Shinsegae Co., Ltd.	239,317	0.0
213,663	@, L	Steinhoff International Holdings Ltd.	529,914	0.1
73,535	L	Truworths International Ltd.	647,244	0.1
72,800		UMW Holdings Bhd	335,492	0.1
125,685		Woolworths Holdings Ltd./South Africa	819,236	0.1
9,278		Coway Co., Ltd.	450,858	0.1
96,000	@	Yulon Motor Co., Ltd.	153,037	0.0
			46,402,976	8.0

		Consumer Staples: 8.7%
35,194		Almacenes Exito SA	586,052	0.1
666		Amorepacific Corp.	202,740	0.0
605		Amorepacific Corp.	484,688	0.1
39,221		Anadolu Efes Biracilik Ve Malt Sanayii AS	568,957	0.1
40,472		BIM Birlesik Magazalar AS	877,825	0.2
62,000		BRF—Brasil Foods SA	1,339,557	0.2
47,930		BRF SA ADR	1,040,560	0.2
24,300		British American Tobacco Malaysia Bhd	457,161	0.1
193,337		Cencosud SA	962,784	0.2
508,900		Charoen Pokphand Foods PCL	421,364	0.1
1,303,500	@	Charoen Pokphand Indonesia Tbk PT	673,018	0.1
430,000		China Agri-Industries Holdings Ltd.	187,378	0.0
231,000		China Mengniu Dairy Co., Ltd.	824,572	0.1

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
206,000	L	China Resources Enterprise	$644,805	0.1
20,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	923,300	0.2
21,749		Cia Cervecerias Unidas SA	310,578	0.1
24,100		Cia de Bebidas das Americas	887,812	0.2
55,113	@	Cia de Bebidas das Americas ADR	2,058,471	0.4
1,464		CJ CheilJedang Corp.	331,719	0.1
71,700		Coca-Cola Femsa SAB de CV	1,009,088	0.2
12,478		Coca-Cola Icecek AS	359,065	0.1
72,100	@	Controladora Comercial Mexicana SA de CV	274,101	0.0
747,200		CP ALL PCL	936,022	0.2
3,676		E-Mart Co. Ltd.	645,567	0.1
51,633		Embotelladora Andina SA	298,792	0.0
60,300		Embotelladoras Arca SAB de CV	462,205	0.1
15,920		Eurocash SA	281,248	0.0
260,600		Felda Global Ventures Holdings Bhd	372,574	0.1
184,300		Fomento Economico Mexicano SA de CV ADR	1,908,791	0.3
14,136		Fomento Economico Mexicano SAB de CV ADR	1,458,694	0.2
296,300		Grupo Bimbo SAB de CV	898,679	0.2
63,400		Grupo Comercial Chedraui, S.A. de C.V.	235,350	0.0
86,000		Gudang Garam Tbk PT	437,238	0.1
127,000		Hengan International Group Co., Ltd.	1,379,868	0.2
61,700		Hypermarcas SA	401,499	0.1
235,500	@	Indofood CBP Sukses Makmur TBK PT	288,435	0.1
818,000		Indofood Sukses Makmur Tbk PT	603,376	0.1
546,800		IOI Corp. Bhd	942,220	0.2
130,400		JBS SA	374,600	0.1
11,039	@	Kernel Holding SA	159,080	0.0
278,000	@	Kimberly-Clark Corp.	911,831	0.2
19,174		KT&G Corp.	1,245,752	0.2
98,400		Kuala Lumpur Kepong BHD	676,451	0.1
1,666		LG Household & Health Care Ltd.	811,502	0.1
166		Lotte Confectionery Co. Ltd.	233,034	0.0
6,900		M Dias Branco SA	260,990	0.0
43,605	L	Magnit OJSC GDR	2,489,252	0.4
20,054		Massmart Holdings Ltd.	363,750	0.1
31,400		Natura Cosmeticos S.A.	686,723	0.1
639		Orion Corp.	532,430	0.1
49,154	L	Pick n Pay Stores Ltd.	197,013	0.0
92,400		PPB Group Bhd	413,551	0.1
89,000		President Chain Store Corp.	581,777	0.1
37,100		Raia Drogasil SA	359,469	0.1
71,806		Shoprite Holdings Ltd.	1,348,835	0.2
16,600		Siam Makro PCL	416,338	0.1
66,600		Souza Cruz S.A.	822,296	0.1
32,418		Spar Group Ltd./The	393,393	0.1
49,000		Standard Foods Corp.	154,331	0.0
421,500		Sun Art Retail Group Ltd.	607,920	0.1
28,440		Tiger Brands Ltd.	849,231	0.2
336,000		Tingyi Cayman Islands Holding Corp.	872,062	0.2
68,000	@	Tsingtao Brewery Co., Ltd.	484,555	0.1
266,000	@	Unilever Indonesia Tbk PT	821,523	0.1
219,000		Uni-President China Holdings Ltd.	221,592	0.0
655,000	@	Uni-President Enterprises Corp.	1,273,234	0.2
158,040		Universal Robina Corp.	455,905	0.1
106,240		Vina Concha y Toro SA	207,557	0.0
880,200		Wal-Mart de Mexico SA de CV	2,467,219	0.4
1,011,000		Want Want China Holdings Ltd.	1,417,061	0.2
102,000		Wumart Stores, Inc.	187,638	0.0
43,249	@	Yantai Changyu Pioneer Wine Co. Ltd.	198,466	0.0
			50,472,514	8.7

		Energy: 10.8%
2,475,000		Adaro Energy Tbk PT	212,788	0.0
19,100		Banpu PCL	147,927	0.0
214,300		Bumi Armada Bhd	262,997	0.0
2,503,000	@	Bumi Resources Tbk PT	137,458	0.0
656,000		China Coal Energy Co.—Class H	341,233	0.1
256,000		China Oilfield Services Ltd.	497,891	0.1
4,141,600		China Petroleum & Chemical Corp.	2,898,145	0.5
548,500		China Shenhua Energy Co., Ltd.	1,394,328	0.2
2,965,000		CNOOC Ltd.	4,966,131	0.9
19,000		Cosan SA Industria e Comercio	366,316	0.1
790,441		Ecopetrol SA	1,678,214	0.3
68,050		Empresas COPEC SA	890,724	0.1
22,260		Exxaro Resources Ltd.	328,272	0.1
180,000		Formosa Petrochemical Corp.	456,802	0.1
387,100		Gazprom OAO ADR	2,547,118	0.4
1,175,686		Gazprom OAO	3,900,019	0.7
8,394		GS Holdings Corp.	375,701	0.1
70,500		Indo Tambangraya Megah PT	199,177	0.0
89,020		Inner Mongolia Yitai Coal Co.	429,789	0.1
1,802,500		IRPC PCL	190,745	0.0
556,000		Kunlun Energy Co. Ltd.	981,511	0.2
37,089		Lukoil OAO ADR	2,125,510	0.4
46,555		Lukoil OAO	2,676,999	0.5
6,934		MOL Hungarian Oil & Gas PLC	517,589	0.1
15,396		NovaTek OAO GDR	1,837,457	0.3
227,600	@	OGX Petroleo e Gas Participacoes S.A.	80,581	0.0
3,432,000		PetroChina Co., Ltd.	3,721,511	0.6

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
152,671		Petroleo Brasileiro SA ADR	$2,238,157	0.4
487,100		Petroleo Brasileiro SA	3,243,913	0.6
39,100		Petronas Dagangan BHD	313,097	0.0
54,405	@	Polski Koncern Naftowy Orlen	762,253	0.1
320,426	@	Polskie Gornictwo Naftowe I Gazownictwo SA	559,789	0.1
236,200		PTT Exploration & Production PCL	1,201,386	0.2
139,000		PTT PCL	1,494,774	0.3
189,513	#	Reliance Industries Ltd. GDR	5,445,595	0.9
191,917		Rosneft OAO	1,329,946	0.2
601,000	@	Sapurakencana Petroleum Bhd	775,399	0.1
89,057		Sasol Ltd.	3,877,344	0.7
9,788		SK Energy Co. Ltd.	1,153,070	0.2
7,445		S-Oil Corp.	474,694	0.1
1,150,568		Surgutneftegas OJSC	722,223	0.1
1,171,565		Surgutneftegas OAO	923,257	0.2
145,500		Tambang Batubara Bukit Asam Persero Tbk PT	193,644	0.0
242,352		Tatneft OAO	1,447,475	0.3
133,900		Thai Oil PCL	269,990	0.0
258		Transneft	562,650	0.1
21,702		Tupras Turkiye Petrol Rafine	529,921	0.1
52,900		Ultrapar Participacoes SA	1,262,905	0.2
304,000	L	Yanzhou Coal Mining Co., Ltd.	216,078	0.0
			63,160,493	10.8

		Financials: 26.6%
50,190		ABSA Group Ltd.	753,167	0.1
123,705	L	African Bank Investments Ltd.	204,234	0.0
250,000		Agile Property Holdings Ltd.	266,369	0.0
3,446,000		Agricultural Bank of China Ltd.	1,408,686	0.2
298,314		Akbank TAS	1,213,921	0.2
187,400		Alliance Financial Group Bhd	314,360	0.1
291,700		AMMB Holdings Bhd	676,195	0.1
4,370		Attijariwafa Bank	167,703	0.0
105,230	@	Axis Bank Ltd. GDR	2,382,244	0.4
30,230		Ayala Corp.	403,696	0.1
938,400		Ayala Land, Inc.	656,399	0.1
152,879		Banco Bradesco SA ADR	1,988,956	0.3
101,300		Banco Bradesco SA	1,392,373	0.2
13,086		Banco Davivienda SA	157,712	0.0
2,515,734		Banco de Chile	362,963	0.1
4,799		Banco de Credito e Inversiones	282,443	0.1
91,600		Banco do Brasil S.A.	906,825	0.2
28,900		Banco do Estado do Rio Grande do Sul	193,111	0.0
151,900		Banco Santander Brasil S.A.	923,783	0.2
9,436,224		Banco Santander Chile S.A.	580,419	0.1
35,148		Bancolombia SA	482,861	0.1
12,816		BanColombia SA ADR	724,104	0.1
94,800		Bangkok Bank PCL	618,825	0.1
137,700		Bangkok Bank PCL	917,125	0.2
2,028,500		Bank Central Asia Tbk PT	2,033,535	0.3
569,500		Bank Danamon Indonesia Tbk PT	334,912	0.1
1,532,500		Bank Mandiri Persero TBK PT	1,382,218	0.2
406,500		Bank of Ayudhya PCL	462,306	0.1
12,194,000		Bank of China Ltd.	4,995,455	0.9
1,371,000		Bank of Communications Co., Ltd.	878,541	0.2
107,580		Bank of the Philippine Islands	238,721	0.0
22,207		Bank Pekao S.A.	1,002,308	0.2
1,806,000		Bank Rakyat Indonesia	1,402,178	0.2
5,268		Bank Zachodni WBK SA	443,928	0.1
97,700	@	BB Seguridade Participacoes SA	768,429	0.1
229,580		BDO Unibank, Inc.	449,993	0.1
308,900		BM&F Bovespa S.A.	1,697,230	0.3
1,221,500		Bank Negara Indonesia Persero Tbk PT	525,751	0.1
70,000		BR Malls Participacoes S.A.	625,854	0.1
38,100		BR Properties SA	323,569	0.1
3,039		BRE Bank SA	349,127	0.1
27,480		BS Financial Group, Inc.	345,806	0.1
1,299,500		Bumi Serpong Damai PT	234,276	0.0
1,097,000		Cathay Financial Holding Co., Ltd.	1,490,859	0.3
241,100		Central Pattana PCL	347,931	0.1
33,700		CETIP SA—Balcao Organizado de Ativos e Derivativos	342,686	0.1
120,000		Chailease Holding Co. Ltd.	280,864	0.0
707,000	@	Chang Hwa Commercial Bank	388,579	0.1
1,298,000		China Citic Bank	596,279	0.1
11,810,000		China Construction Bank	8,299,107	1.4
2,033,000	@	China Development Financial Holding Corp.	568,611	0.1
152,000		China Everbright Ltd.	198,652	0.0
344,000	@	China Life Insurance Co., Ltd.	338,203	0.1
1,229,000		China Life Insurance Co., Ltd.	2,860,522	0.5
620,000		China Merchants Bank Co., Ltd.	1,029,400	0.2
841,000		China Minsheng Banking Corp. Ltd	818,956	0.1
686,000		China Overseas Land & Investment Ltd.	1,785,969	0.3
439,400		China Pacific Insurance Group Co., Ltd.	1,393,021	0.2
348,000		China Resources Land Ltd.	945,463	0.2
152,000	@	China Taiping Insurance Holdings Co., Ltd.	233,803	0.0

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
228,800		China Vanke Co. Ltd.	$406,559	0.1
1,906,000		Chinatrust Financial Holding Co., Ltd.	1,176,423	0.2
387,000		Chongqing Rural Commercial Bank	162,672	0.0
707,100		CIMB Group Holdings Bhd	1,843,292	0.3
176,000	L	CITIC Securities Co. Ltd.	310,328	0.1
114,949		Commercial International Bank	471,138	0.1
184,700		Compartamos SAB de CV	318,870	0.1
14,339		Corp Financiera Colombiana SA	268,621	0.1
19,704,899		Corpbanca	226,894	0.0
818,000		Country Garden Holdings Co. Ltd.	425,091	0.1
10,847	@	Credicorp Ltd.	1,387,982	0.2
29,750		Daewoo Securities Co., Ltd.	259,131	0.0
22,730		DGB Financial Group, Inc.	308,942	0.1
51,325		Discovery Holdings Ltd.	436,357	0.1
7,730		Dongbu Insurance Co., Ltd.	325,988	0.1
35,058		Douja Promotion Groupe Addoha SA	196,320	0.0
672,000	@	E.Sun Financial Holding Co., Ltd.	408,514	0.1
132,665		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	186,867	0.0
1,104,000	@, L	Evergrande Real Estate Group Ltd.	404,638	0.1
250,000		Far East Horizon Ltd.	157,082	0.0
227,600		Fibra Uno Administracion SA de CV	764,261	0.1
1,036,000	@	First Financial Holding Co., Ltd.	610,592	0.1
509,732		FirstRand Ltd.	1,491,570	0.3
754,000		Franshion Properties China Ltd.	250,772	0.0
945,000	@	Fubon Financial Holding Co., Ltd.	1,283,600	0.2
114,000		Greentown China Holdings Ltd.	184,595	0.0
304,984		Growthpoint Properties Ltd.	813,826	0.1
192,389	@	Grupo Aval	137,727	0.0
17,075		Grupo de Inversiones Suramericana SA	337,113	0.1
41,752		Grupo de Inversiones Suramericana SA	812,581	0.1
303,200		Grupo Financiero Banorte	1,811,134	0.3
323,400		Grupo Financiero Inbursa SA	711,321	0.1
295,200		Grupo Financiero Santander Mexico SAB de CV	843,855	0.2
160,800		Guangzhou R&F Properties Co., Ltd.	230,461	0.0
143,670		Haci Omer Sabanci Holding AS	755,335	0.1
214,000	@	Haitong Securities Co. Ltd.	257,247	0.0
45,010		Hana Financial Group, Inc.	1,302,211	0.2
41,520		Hanwha Life Insurance Co. Ltd.	238,990	0.0
158,653		HDFC Bank Ltd. ADR	5,749,585	1.0
63,000		Highwealth Construction Corp.	131,768	0.0
85,000		Hong Leong Bank BHD	372,827	0.1
851,000	@	Hua Nan Financial Holdings Co. Ltd.	475,368	0.1
11,130		Hyundai Marine & Fire Insurance Co., Ltd.	294,695	0.1
96,420		ICICI Bank Ltd. ADR	3,688,065	0.6
12,046,000		Industrial and Commercial Bank of China Ltd.	7,549,616	1.3
25,690		Industrial Bank Of Korea	245,062	0.0
42,575		Investec Ltd.	275,185	0.0
182,397		Itau Unibanco Holding S.A. ADR	2,356,569	0.4
224,800		Itau Unibanco Holding S.A.	2,903,505	0.5
108,500		Kasikornbank PCL	662,422	0.1
190,400		Kasikornbank PLC	1,193,610	0.2
62,450		KB Financial Group, Inc.	1,852,121	0.3
2,250		Komercni Banka AS	417,679	0.1
6,950		Korea Investment Holdings Co., Ltd.	250,933	0.0
575,100		Krung Thai Bank PCL	373,739	0.1
19,743		Liberty Holdings Ltd.	239,152	0.0
3,442,500		Lippo Karawaci Tbk PT	525,953	0.1
255,000		Longfor Properties Co., Ltd.	377,321	0.1
39,143		LSR Group GDR	163,618	0.0
670,200		Malayan Banking BHD	2,198,816	0.4
1,265,000	@	Mega Financial Holdings Co., Ltd.	955,621	0.2
1,815,800		Metro Pacific Investments Corp.	221,059	0.0
4,940		Mirae Asset Securities Co., Ltd.	179,222	0.0
185,043		MMI Holdings Ltd.	414,325	0.1
14,600		Multiplan Empreendimentos Imobiliarios SA	340,308	0.1
30,138		Nedcor Ltd.	535,006	0.1
95,900	@	New China Life Insurance Co. Ltd.	292,474	0.0
33,502		OTP Bank Nyrt	700,766	0.1
665,000		People’s Insurance Co. Group of China Ltd.	301,424	0.1
533,960		PICC Property & Casualty Co., Ltd.	598,706	0.1
309,500	L	Ping An Insurance Group Co. of China Ltd.	2,066,127	0.4
372,000		Poly Hong Kong Investments Ltd.	199,558	0.0
19,600		Porto Seguro SA	212,307	0.0
147,180	@	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,576,636	0.3
161,300		Public Bank BHD	869,374	0.1
9,836		Powszechny Zaklad Ubezpieczen SA	1,211,921	0.2
503,777		Redefine Properties Ltd.	534,607	0.1

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
79,969		Remgro Ltd.	$1,536,222	0.3
93,300		RHB Capital Bhd	254,170	0.0
119,400		RMB Holdings Ltd.	476,547	0.1
116,991		RMI Holdings	297,908	0.1
112,000		Ruentex Development Co. Ltd.	201,738	0.0
6,680		Samsung Card Co.	226,676	0.0
6,036		Samsung Fire & Marine Insurance Co. Ltd	1,229,228	0.2
10,195		Samsung Life Insurance Co. Ltd.	962,272	0.2
10,595		Samsung Securities Co. Ltd	424,781	0.1
292,785		Sanlam Ltd.	1,360,659	0.2
978,520		Sberbank	2,786,068	0.5
196,101		Sberbank of Russia ADR	2,233,590	0.4
244,000		Shimao Property Holdings Ltd.	479,979	0.1
1,064,000	@	Shin Kong Financial Holding Co., Ltd.	356,554	0.1
69,530		Shinhan Financial Group Co., Ltd.	2,279,750	0.4
669,500	L	Shui On Land Ltd.	194,396	0.0
285,000		Siam Commercial Bank PCL	1,569,385	0.3
547,500		Sino-Ocean Land Holdings Ltd.	295,137	0.1
990,000	@	SinoPac Financial Holdings Co., Ltd.	468,193	0.1
1,176,000		SM Prime Holdings, Inc.	441,777	0.1
376,000	L	Soho China Ltd.	297,984	0.1
191,007		Standard Bank Group Ltd.	2,152,404	0.4
31,928		State Bank of India Ltd. GDR	2,129,587	0.4
22,000		Sul America SA	129,653	0.0
953,000	@	Taishin Financial Holdings Co., Ltd.	418,401	0.1
792,000	@	Taiwan Cooperative Financial Holding Co. Ltd.	437,539	0.1
383,314		Turkiye Garanti Bankasi A/S	1,670,861	0.3
103,144		Turkiye Halk Bankasi AS	873,938	0.1
259,983		Turkiye Is Bankasi	767,340	0.1
131,276		Turkiye Vakiflar Bankasi Tao	326,886	0.1
267,100		UEM Sunrise Bhd	262,778	0.0
530,912,337		VTB Bank OJSC	757,840	0.1
59,200		Woori Finance Holdings Co., Ltd.	543,609	0.1
21,420		Woori Investment & Securities Co., Ltd.	208,648	0.0
152,297		Yapi Ve Kredi Bankasi	346,229	0.1
1,427,000		Yuanta Financial Holding Co., Ltd.	739,546	0.1
1,034,000		Yuexiu Property Co. Ltd	260,898	0.0
			154,816,637	26.6

		Health Care: 1.6%
48,719		Aspen Pharmacare Holdings Ltd.	1,119,943	0.2
59,700		Bangkok Dusit Medical Services PCL	301,601	0.0
10,370		Celltrion, Inc.	379,551	0.1
70,026	@	Dr. Reddy’s Laboratories Ltd. ADR	2,648,383	0.5
129,700	@	Genomma Lab Internacional SAB de CV	256,148	0.0
398,100	@	IHH Healthcare Bhd	497,662	0.1
3,908,500		Kalbe Farma Tbk PT	564,219	0.1
163,177	L	Life Healthcare Group Holdings Ltd.	618,905	0.1
176,049		Network Healthcare Holdings Ltd.	410,130	0.1
52,700		Odontoprev SA	217,049	0.0
35,600	@	Qualicorp SA	271,067	0.1
292,000		Shandong Weigao Group Medical Polymer Co., Ltd.	318,130	0.1
132,100		Shanghai Pharmaceuticals Holding Co. Ltd.	246,946	0.0
387,000		Sihuan Pharmaceutical Holdings Group Ltd	253,360	0.0
516,000		Sino Biopharmaceutical	333,337	0.1
177,200		Sinopharm Group Co.	442,853	0.1
1,486		Yuhan Corp.	239,298	0.0
			9,118,582	1.6

		Industrials: 6.6%
327,300		Aboitiz Equity Ventures, Inc.	379,668	0.1
320,000		Air China Ltd.	229,083	0.0
215,600		AirAsia BHD	216,936	0.0
73,800		Airports of Thailand PCL	398,828	0.1
466,900		Alfa SA de CV	1,122,798	0.2
73,200		All America Latina Logistica SA	310,994	0.1
358,900	@	Alliance Global Group, Inc.	192,951	0.0
18,300		Arteris SA	163,124	0.0
352,000		AviChina Industry & Technology Co. Ltd.	180,698	0.0
34,099		Barloworld Ltd.	281,093	0.1
330,000		Beijing Capital International Airport Co., Ltd.	214,019	0.0
85,000		Beijing Enterprises Holdings Ltd.	612,244	0.1
47,266		Bidvest Group Ltd.	1,171,058	0.2
494,000	@	China Airlines Ltd.	185,048	0.0
722,000	@	China Communications Construction Co., Ltd.	561,236	0.1
418,000	@, L	China COSCO Holdings Co., Ltd.	182,192	0.0
387,000		China Everbright International Ltd.	297,790	0.1
82,500	@	China International Marine Containers Group Co. Ltd.	141,425	0.0
184,000		China Merchants Holdings International Co., Ltd.	569,182	0.1
321,000		China Railway Construction Corp. Ltd	277,589	0.1
651,000	@	China Railway Group Ltd.	299,103	0.1
614,000	@, L	China Shipping Container Lines Co., Ltd.	159,133	0.0

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
308,000		China South Locomotive and Rolling Stock Corp.	$179,976	0.0
326,000		China Southern Airlines Co., Ltd.	130,672	0.0
292,000		China State Construction International Holdings Ltd.	452,218	0.1
143,200		CCR SA	1,139,773	0.2
243,000	L	Citic Pacific Ltd.	259,117	0.1
2,557		CJ Corp.	253,541	0.1
276,000		Cosco Pacific Ltd.	355,729	0.1
109,000		CTCI Corp.	197,690	0.0
4,640		Daelim Industrial Co., Ltd.	349,755	0.1
7,680		Daewoo International Corp.	236,250	0.0
15,940		Daewoo Shipbuilding & Marine Engineering Co., Ltd.	349,252	0.1
133,700		DMCI Holdings, Inc.	159,107	0.0
7,850		Doosan Heavy Industries and Construction Co. Ltd.	290,708	0.1
15,720	@	Doosan Infracore Co., Ltd.	146,096	0.0
25,100		EcoRodovias Infraestrutura e Logistica SA	175,594	0.0
96,600		Embraer SA	885,325	0.2
78,366		Enka Insaat Ve Sanayi AS	196,571	0.0
310,000	@	Eva Airways Corp.	176,334	0.0
316,000	@	Evergreen Marine Corp.	172,130	0.0
502,000	@	Far Eastern New Century Corp.	541,712	0.1
269,500		Gamuda BHD	403,771	0.1
2,254		Glovis Co. Ltd.	381,122	0.1
50,800		Grupo Aeroportuario del Pacifico SA de CV	258,519	0.0
34,100		Grupo Aeroportuario del Sureste SA de CV	380,542	0.1
94,100		Grupo Carso SAB de CV	448,951	0.1
6,000		GS Engineering & Construction Corp.	146,559	0.0
31,000	@	Hiwin Technologies Corp.	183,665	0.0
9,600		Hyundai Development Co-Engineering & Construction	208,521	0.0
11,860		Hyundai Engineering & Construction Co. Ltd.	576,737	0.1
6,848		Hyundai Heavy Industries	1,092,355	0.2
10,700	@	Hyundai Merchant Marine Co., Ltd.	133,818	0.0
1,846		Hyundai Mipo Dockyard Co., Ltd.	201,735	0.0
203,600		IJM Corp. Bhd	363,628	0.1
129,120		International Container Terminal Services, Inc.	258,812	0.1
378,500		Jasa Marga Persero Tbk PT	229,761	0.0
210,000	L	Jiangsu Expressway Co. Ltd.	216,605	0.0
832		KCC Corp.	237,844	0.0
112,300		KOC Holding A/S	538,165	0.1
7,010		Korea Aerospace Industries Ltd	187,211	0.0
6,310	@	Korean Air Lines Co. Ltd.	169,141	0.0
42,832		Lan Airlines SA	726,639	0.1
99,535	@, L	Larsen & Toubro Ltd. GDR	2,333,220	0.4
15,328		LG Corp.	848,626	0.2
22,110		Localiza Rent a Car SA	312,623	0.1
3,122		LS Cable Ltd.	188,763	0.0
98,700		Malaysia Airports Holdings Bhd	197,119	0.0
35,300		Marcopolo SA	202,180	0.0
189,300	@	MISC Bhd	305,564	0.1
8,900		Multiplus SA	131,505	0.0
111,800	@	OHL Mexico SAB de CV	265,750	0.1
18,195	@	Orascom Construction Industries	625,582	0.1
31,176		Reunert Ltd.	217,616	0.0
3,559		S-1 Corp.	195,227	0.0
20,595		Samsung Corp.	966,463	0.2
5,019		Samsung Engineering Co. Ltd.	323,195	0.1
26,840		Samsung Heavy Industries Co., Ltd.	835,171	0.2
6,363		Samsung Techwin Co., Ltd.	361,548	0.1
458,000		Shanghai Electric Group Co., Ltd.	152,552	0.0
81,000		Shanghai Industrial Holdings Ltd.	249,500	0.0
422,800		Sime Darby Bhd	1,278,421	0.2
4,295		SK Corp.	635,233	0.1
34,735		SM Investments Corp.	855,640	0.2
181,000		Taiwan Glass Industry Corp.	162,582	0.0
66,771	@	Tata Motors Ltd. ADR ADR	1,565,112	0.3
31,054		TAV Havalimanlari Holding AS	181,632	0.0
333,000		Teco Electric and Machinery Co. Ltd.	331,476	0.1
101,560		Turk Hava Yollari	394,587	0.1
281,000		United Tractors Tbk PT	512,993	0.1
618,000	@	Walsin Lihwa Corp.	173,928	0.0
35,200		Weg S.A.	444,703	0.1
78,000		Weichai Power Co. Ltd.	230,298	0.0
132,000		Xinao Gas Holdings Ltd.	699,159	0.1
254,000		Zhejiang Expressway Co., Ltd.	206,805	0.0
74,000		Zhuzhou CSR Times Electric Co., Ltd.	185,341	0.0
			38,707,957	6.6

		Information Technology: 13.9%
415,000	@	Acer, Inc.	295,010	0.1
986,000	@	Advanced Semiconductor Engineering, Inc.	820,793	0.1
50,000		Advantech Co. Ltd.	237,147	0.0
105,000	@	Asustek Computer, Inc.	898,253	0.2
1,228,000	@	AU Optronics Corp.	436,097	0.1
92,000	@	Catcher Technology Co., Ltd.	475,609	0.1

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
84,000		Chicony Electronics Co. Ltd.	$218,301	0.0
1,062,000	@	InnoLux Display Corp.	524,408	0.1
58,400		Cielo SA	1,463,304	0.2
686,000		Compal Electronics, Inc.	383,546	0.1
274,000		Delta Electronics, Inc.	1,244,366	0.2
146,000		Epistar Corp.	254,373	0.0
126,000	@	Foxconn Technology Co., Ltd.	303,265	0.1
1,284,000	@, L	GCL Poly Energy Holdings Ltd.	273,791	0.0
5,000		Hermes Microvision, Inc.	143,543	0.0
1,548,100	@	Hon Hai Precision Industry Co., Ltd.	3,783,603	0.7
116,000		HTC Corp.	919,060	0.2
85,930	@	SK Hynix, Inc.	2,332,368	0.4
100,587		Infosys Ltd. ADR	4,143,179	0.7
108,800		Kingboard Chemicals Holdings	223,423	0.0
51,000	@	Kinsus Interconnect Technology Corp.	192,716	0.0
16,000	@	Largan Precision Co. Ltd.	507,663	0.1
1,036,000	L	Lenovo Group Ltd.	932,502	0.2
38,250	@	LG Display Co., Ltd.	912,639	0.2
339,000	@	Lite-On Technology Corp.	592,558	0.1
176,000		MediaTek, Inc.	2,029,032	0.3
34,000	@	MStar Semiconductor, Inc.	243,747	0.0
2,611		NCSoft Corp.	368,006	0.1
6,871		NHN Corp.	1,744,447	0.3
76,000	@	Novatek Microelectronics Corp., Ltd.	366,158	0.1
258,000	@	Pegatron Corp.	423,723	0.1
22,000	@	Phison Electronics Corp.	180,020	0.0
111,000		Powertech Technology, Inc.	207,129	0.0
391,000		Quanta Computer, Inc.	841,023	0.1
75,000		Radiant Opto-Electronics Corp.	244,628	0.0
80,000	@	Realtek Semiconductor Corp.	188,389	0.0
9,855		Samsung Electro-Mechanics Co. Ltd.	748,091	0.1
18,216		Samsung Electronics Co., Ltd.	21,291,302	3.7
3,391		Samsung Electronics Co., Ltd. PRF Shares	2,615,065	0.5
5,627		Samsung SDI Co., Ltd.	667,954	0.1
487,000		Siliconware Precision Industries Co.	613,121	0.1
48,000		Simplo Technology Co. Ltd.	206,862	0.0
3,900		SK C&C Co. Ltd.	339,440	0.1
211,000		Synnex Technology International Corp.	274,113	0.0
3,792,000		Taiwan Semiconductor Manufacturing Co., Ltd.	13,727,405	2.4
168,600		Tencent Holdings Ltd.	6,583,364	1.1
20,900		Totvs S.A.	325,580	0.1
36,000	@	TPK Holding Co. Ltd	572,680	0.1
70,000	@	Tripod Technology Corp.	150,202	0.0
234,000		Unimicron Technology Corp.	222,854	0.0
1,947,000		United Microelectronics Corp.	931,810	0.2
203,438		Wipro Ltd. ADR	1,481,029	0.3
336,000	@	Wistron Corp.	338,792	0.1
243,000	@	WPG Holdings Ltd	285,788	0.1
107,400	@	ZTE Corp.	171,042	0.0
			80,894,313	13.9

		Materials: 9.0%
14,115		African Rainbow Minerals Ltd.	213,464	0.0
538,000	@, L	Aluminum Corp. of China Ltd.	170,861	0.0
11,436	@, L	Anglo Platinum Ltd.	341,354	0.1
64,754		AngloGold Ashanti Ltd.	925,684	0.2
207,000		Anhui Conch Cement Co., Ltd.	556,497	0.1
399,000	@	Asia Cement Corp.	490,026	0.1
5,113	L	Assore Ltd.	165,519	0.0
216,000		BBMG Corp.	131,812	0.0
36,200		Bradespar SA	325,441	0.1
25,600	@	Braskem SA	188,614	0.0
12,469		CAP SA	276,843	0.1
73,874		Cementos Argos SA	306,770	0.1
29,106	@	Cemex Latam Holdings SA	193,870	0.0
1,853,300	@	Cemex SA de CV	1,965,228	0.3
216,400	L	Zoomlion Heavy Industry Science and Technology Co. Ltd	154,054	0.0
8,068		Cheil Industries, Inc.	630,082	0.1
310,000		China BlueChemical Ltd.	188,462	0.0
484,000	L	China National Building Material Co., Ltd.	430,562	0.1
308,000	@	China Petrochemical Development Corp.	156,191	0.0
346,000	L	China Resources Cement Holdings Ltd.	172,550	0.0
329,000		China Shanshui Cement Group Ltd.	146,906	0.0
1,862,855		China Steel Corp.	1,523,047	0.3
34,823		Cia de Minas Buenaventura SAA ADR	513,987	0.1
121,900		Cia Siderurgica Nacional S.A.	329,423	0.1
46,600		Duratex SA	266,274	0.0
200,587		Empresas CMPC SA	618,679	0.1
249,719		Eregli Demir ve Celik Fabrikalari TAS	257,189	0.1
77,000		Feng Hsin Iron & Steel Co.	135,663	0.0
42,500	@	Fibria Celulose SA	471,407	0.1
487,000		Formosa Chemicals & Fibre Co.	1,191,008	0.2
615,000		Formosa Plastics Corp.	1,483,449	0.3
305,000		Fosun International	222,901	0.0
526,000	L	Fushan International Energy Group Ltd.	203,119	0.0
124,266		Gold Fields Ltd.	651,261	0.1
23,501		Grupo Argos SA/Colombia	236,027	0.0

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
51,028		Grupo Argos SA/Colombia	$509,833	0.1
601,900		Grupo Mexico SA de CV Series B	1,741,952	0.3
14,930		Hanwha Chemical Corp.	216,790	0.0
8,540		Hanwha Corp.	218,311	0.0
71,247		Harmony Gold Mining Co., Ltd.	265,875	0.1
2,842		Honam Petrochemical Corp.	352,972	0.1
4,181		Hyosung Corp.	214,859	0.0
5,780		Hyundai Hysco Co. Ltd.	172,536	0.0
9,157		Hyundai Steel Co.	512,710	0.1
89,135		Impala Platinum Holdings Ltd.	839,487	0.2
260,500		Indocement Tunggal Prakarsa Tbk PT	639,657	0.1
274,400		Indorama Ventures PCL	157,092	0.0
30,400	@	Industrias CH, SA	201,064	0.0
23,985		Industrias Penoles SAB de CV	714,527	0.1
194,000	L	Jiangxi Copper Co., Ltd.	327,789	0.1
22,618		KGHM Polska Miedz SA	822,614	0.2
2,315		Korea Kumho Petrochemical	166,295	0.0
1,342		Korea Zinc Co., Ltd.	325,079	0.1
12,760	L	Kumba Iron Ore Ltd.	595,476	0.1
81,800		Lafarge Malaysia Bhd	263,562	0.0
331,000		Lee & Man Paper Manufacturing Ltd.	195,870	0.0
7,615		LG Chem Ltd.	1,676,955	0.3
46,800		Metalurgica Gerdau SA	333,065	0.1
175,100		Mexichem SA de CV	726,078	0.1
89,600	@	Minera Frisco SAB de CV	268,438	0.1
8,174		MMC Norilsk Nickel	1,182,850	0.2
104,656	@	Nampak Ltd.	348,113	0.1
730,000	@	Nan Ya Plastics Corp.	1,528,426	0.3
280,000		Nine Dragons Paper Holdings Ltd.	180,186	0.0
55,152	@	Northam Platinum Ltd.	178,097	0.0
2,777		OCI Co. Ltd	323,895	0.1
463,800		Petronas Chemicals Group Bhd	971,251	0.2
10,785		POSCO	2,811,178	0.5
91,283		PPC Ltd.	275,094	0.1
279,000		PTT Global Chemical PCL	615,989	0.1
96,103	@, L	Sappi Ltd.	236,894	0.0
508,500		Semen Gresik Persero Tbk PT	873,347	0.2
36,043		Severstal	230,074	0.0
24,600		Siam Cement PCL	352,228	0.1
51,900		Siam Cement PCL	761,553	0.1
14,741		Sociedad Quimica y Minera de Chile SA	597,706	0.1
25,044		Southern Copper Corp.	691,715	0.1
267,255		Sterlite Industries India Ltd. ADR	1,560,769	0.3
50,700	@	Suzano Papel e Celulose	187,608	0.0
550,000		Taiwan Cement Corp.	673,872	0.1
140,000	@	Taiwan Fertilizer Co., Ltd.	336,595	0.1
105,000		TSRC Corp.	200,946	0.0
141,000		Tung Ho Steel Enterprise Corp.	127,813	0.0
19,355		Uralkali GDR	639,011	0.1
127,219		Uralkali OJSC	846,378	0.2
145,577	@	Vale SA ADR	1,770,216	0.3
165,000		Vale SA	2,000,247	0.3
213,800		Vale SA	2,793,049	0.5
189,000		Yingde Gases	173,596	0.0
8,614		Zaklady Azotowe w Tarnowie-Moscicach SA	191,269	0.0
179,000		Zhaojin Mining Industry Co. Ltd.	117,054	0.0
1,066,000	L	Zijin Mining Group Co., Ltd.	190,661	0.0
			52,660,790	9.0

		Telecommunication Services: 7.8%
174,000		Advanced Info Service PCL	1,573,036	0.3
141,291		America Movil S.A.B de CV ADR	3,073,079	0.5
3,514,600		America Movil SAB de CV	3,824,507	0.7
430,100		Axiata Group Bhd	900,774	0.2
446,000		China Communications Services Corp., Ltd.	279,783	0.0
996,000		China Mobile Ltd.	10,315,427	1.8
2,296,000		China Telecom Corp., Ltd.	1,095,034	0.2
786,000		China Unicom Ltd.	1,034,299	0.2
586,000		Chunghwa Telecom Co., Ltd.	1,960,756	0.3
594,800		Digi.Com BHD	894,566	0.2
19,558		Empresa Nacional de Telecom	327,218	0.1
267,000		Far EasTone Telecommunications Co., Ltd.	715,588	0.1
6,110		Globe Telecom, Inc.	227,502	0.0
12,226		KT Corp. ADR	189,748	0.0
38,150	@	LG Telecom Ltd.	399,188	0.1
111,900		Magyar Telekom Telecommunications PLC	167,904	0.0
16,699		Maroc Telecom SA	193,869	0.0
381,800		Maxis Bhd	829,893	0.1
15,137		MegaFon OAO GDR	474,132	0.1
86,882		Mobile Telesystems OJSC ADR	1,645,545	0.3
279,157		MTN Group Ltd.	5,192,156	0.9
127,600		Oi SA	227,597	0.0
595,781	@	Orascom Telecom Holding SAE	321,199	0.1
7,040		Philippine Long Distance Telephone Co.	478,118	0.1
204,406		Rostelecom	548,042	0.1
21,728		Sistema JSFC GDR	428,866	0.1
16,014		SK Telecom Co., Ltd. ADR	325,565	0.1
274,000		Taiwan Mobile Co., Ltd.	1,079,466	0.2
49,000		Telefonica Brasil SA	1,107,433	0.2
19,571	@	Telefonica O2 Czech Republic A/S	269,292	0.0

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
190,400		Telekom Malaysia BHD	$325,419	0.1
129,121		Telekomunikacja Polska S.A.	296,248	0.0
1,529,500		Telekomunikasi Indonesia Tbk PT	1,703,340	0.3
141,100		Tim Participacoes SA	517,264	0.1
875,100	@	True Corp. PCL	187,511	0.0
93,645		Turk Telekomunikasyon AS	362,438	0.1
131,873	@	Turkcell Iletisim Hizmet AS	758,630	0.1
61,668	L	Vodacom Group Pty Ltd.	654,423	0.1
469,000		XL Axiata Tbk PT	227,513	0.0
			45,132,368	7.8

		Utilities: 3.0%
385,200		Aboitiz Power Corp.	310,300	0.1
491,371	@	AES Gener SA	320,133	0.1
19,100		AES Tiete S.A.	178,815	0.0
441,541		Aguas Andinas SA	314,524	0.1
29,851		CEZ A/S	715,602	0.1
408,000		China Gas Holdings Ltd.	414,702	0.1
472,000		China Longyuan Power Group Corp.	485,286	0.1
162,000		China Resources Gas Group Ltd.	416,702	0.1
328,000		China Resources Power Holdings Co.	783,703	0.1
59,100		Cia de Saneamento Basico do Estado de Sao Paulo	610,242	0.1
18,600		Cia Paranaense de Energia	229,900	0.0
1,528,931		Colbun SA	401,455	0.1
11,700		Cia de Saneamento de Minas Gerais-COPASA	189,708	0.0
43,900		CPFL Energia S.A.	401,747	0.1
562,000	@	Datang International Power Generation Co., Ltd.	226,077	0.0
123,622		E.CL SA	209,261	0.0
47,200		EDP—Energias do Brasil S.A.	236,915	0.0
39,500		Centrais Eletricas Brasileiras SA	154,364	0.0
572,865		Empresa Nacional de Electricidad S.A.	842,299	0.1
1,424,700		Energy Development Corp.	190,480	0.0
3,343,445		Enersis SA	1,101,649	0.2
58,252,543	@	Federal Grid Co. Unified Energy System JSC	180,664	0.0
106,100		Glow Energy PCL	244,706	0.0
484,000		Guangdong Investment Ltd.	419,382	0.1
562,000		Huaneng Power International, Inc.	555,502	0.1
426,261,968	@	Inter Rao Ues OAO	168,655	0.0
79,636		Interconexion Electrica SA ESP	313,706	0.1
185,162	@	Isagen SA ESP	248,112	0.0
43,910	@	Korea Electric Power Corp.	1,009,975	0.2
4,563		Korea Gas Corp.	209,915	0.0
1,886,500		Perusahaan Gas Negara PT	1,090,568	0.2
108,000		Petronas Gas BHD	714,007	0.1
144,325	@	PGE SA	668,580	0.1
20,509,675		RusHydro Management Co.	314,734	0.1
247,587		Tauron Polska Energia SA	320,593	0.1
498,200		Tenaga Nasional BHD	1,307,243	0.2
29,000		Tractebel Energia S.A.	450,853	0.1
883,300		YTL Corp. Bhd	462,767	0.1
500,700		YTL Power International	253,032	0.1
			17,666,858	3.0

		Total Common Stock
		(Cost $612,966,604)	559,033,488	96.0

PREFERRED STOCK: 2.1%
		Consumer Discretionary: 0.1%
69,400		Lojas Americanas SA	483,951	0.1

		Consumer Staples: 0.4%
58,800		Cia de Bebidas das Americas	2,194,311	0.4

		Energy: 0.5%
378,000		Petroleo Brasileiro SA	2,749,430	0.5

		Financials: 0.7%
185,300		Banco Bradesco SA	2,391,664	0.4
456,220		Investimentos Itau SA	1,688,833	0.3
147,100		Sberbank of Russia	312,810	0.0
			4,393,307	0.7

		Materials: 0.2%
140,300		Gerdau SA	795,390	0.1
81,100		Klabin SA	398,349	0.1
63,000	@	Usinas Siderurgicas de Minas Gerais SA	210,626	0.0
			1,404,365	0.2

		Utilities: 0.2%
90,736		Cia Energetica de Minas Gerais	805,557	0.1
29,100		Cia Energetica de Sao Paulo	251,961	0.1
			1,057,518	0.2

		Total Preferred Stock
		(Cost $15,301,381)	12,282,882	2.1

RIGHTS: 0.0%
		Financials: 0.0%
61,483	@	Shin Kong Financial Holding Co., Ltd.	205	0.0

		Total Rights
		(Cost $—)	205	0.0

		Total Long-Term Investments
		(Cost $628,267,985)	571,316,575	98.1

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc(1): 2.4%
3,310,158	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $3,310,221, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $3,376,361, due 07/15/13-05/01/51)	$3,310,158	0.6
3,310,158	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $3,310,191, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $3,376,374, due 07/03/13-05/15/37)	3,310,158	0.5
696,863	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $696,872, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $710,800, due 07/05/13-08/15/21)	696,863	0.1
3,310,158	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $3,310,199, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $3,376,361, due 06/01/18-04/01/43)	3,310,158	0.6
3,310,158	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $3,310,202, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,376,361, due 12/04/13-08/27/32)	3,310,158	0.6
		13,937,495	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
3,105,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $3,105,000)	3,105,000	0.5

	Total Short-Term Investments
	(Cost $17,042,495)	17,042,495	2.9

	Total Investments in Securities (Cost $645,310,480)	$588,359,070	101.0
	Liabilities in Excess of Other Assets	(5,727,305)	(1.0)
	Net Assets	$582,631,765	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $645,922,571.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,067,056
Gross Unrealized Depreciation	(64,630,557)
Net Unrealized Depreciation	$(57,563,501)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$6,407,114	$39,995,862	$—	$46,402,976
Consumer Staples	24,270,277	26,202,237	—	50,472,514
Energy	13,050,814	50,109,679	—	63,160,493
Financials	36,930,278	117,886,359	—	154,816,637
Health Care	3,772,198	5,346,384	—	9,118,582
Industrials	10,514,127	28,193,830	—	38,707,957
Information Technology	7,413,092	73,481,221	—	80,894,313
Materials	20,493,005	32,167,785	—	52,660,790
Telecommunication Services	12,399,759	32,732,609	—	45,132,368
Utilities	6,513,983	11,152,875	—	17,666,858
Total Common Stock	141,764,647	417,268,841	—	559,033,488
Preferred Stock	11,970,072	312,810	—	12,282,882
Rights	—	205	—	205
Short-Term Investments	3,105,000	13,937,495	—	17,042,495
Total Investments, at fair value	$156,839,719	$431,519,351	$—	$588,359,070
Liabilities Table
Other Financial Instruments+
Futures	$(62,269)	$—	$—	$(62,269)
Total Liabilities	$(62,269)	$—	$—	$(62,269)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING Emerging Markets Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	167	09/20/13	$7,796,395	$(62,269)
			$7,796,395	$(62,269)

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		Consumer Discretionary: 7.5%
72,017		Bayerische Motoren Werke AG	$6,285,339	1.3
220,190		DaimlerChrysler AG	13,292,556	2.8
47,492		Inditex S.A.	5,857,883	1.3
59,866		LVMH Moet Hennessy Louis Vuitton S.A.	9,719,458	2.1
			35,155,236	7.5

		Consumer Staples: 10.9%
166,624		Anheuser-Busch InBev Worldwide, Inc.	15,001,611	3.2
133,223		Carrefour S.A.	3,659,173	0.8
130,943		Groupe Danone	9,855,815	2.1
53,402		L’Oreal S.A.	8,778,412	1.9
352,412		Unilever NV	13,872,381	2.9
			51,167,392	10.9

		Energy: 8.7%
599,458		ENI S.p.A.	12,303,194	2.6
178,213		Repsol YPF S.A.	3,761,161	0.8
503,642	L	Total S.A.	24,599,350	5.3
			40,663,705	8.7

		Financials: 24.2%
101,338		Allianz AG	14,791,349	3.1
299,315		Assicurazioni Generali S.p.A.	5,231,904	1.1
457,304		AXA S.A.	9,014,653	1.9
2,421,622		Banco Santander Central Hispano S.A.	15,496,474	3.3
1,239,358		Banco Bilbao Vizcaya Argentaria S.A.	10,415,339	2.2
237,052		BNP Paribas	12,977,355	2.8
228,394		Deutsche Bank AG	9,577,158	2.0
865,149	**, @	ING Groep NV	7,906,631	1.7
3,129,565		Intesa Sanpaolo S.p.A.	5,008,970	1.1
36,063		Muenchener Rueckversicherungs AG	6,625,196	1.4
173,861		Societe Generale	5,983,482	1.3
21,259		Unibail-Rodamco SE	4,951,306	1.1
1,210,737		UniCredit SpA	5,660,028	1.2
			113,639,845	24.2

		Health Care: 11.2%
185,257		Bayer AG	19,724,323	4.2
47,717		Essilor International SA	5,083,642	1.1
269,972		Sanofi	27,909,710	5.9
			52,717,675	11.2

		Industrials: 10.6%
99,583		Cie de Saint-Gobain	4,035,128	0.9
125,201	L	European Aeronautic Defence and Space Co. NV	6,698,314	1.4
203,701		Koninklijke Philips Electronics NV	5,553,085	1.2
124,428		Schneider Electric S.A.	9,036,749	1.9
186,353		Siemens AG	18,870,663	4.0
113,429		Vinci S.A.	5,689,632	1.2
			49,883,571	10.6

		Information Technology: 4.6%
79,606		ASML Holding NV	6,284,126	1.3
212,405		SAP AG	15,510,375	3.3
			21,794,501	4.6

		Materials: 7.0%
70,042		Air Liquide	8,650,134	1.9
226,279		ArcelorMittal	2,532,573	0.5
205,906		BASF AG	18,365,391	3.9
162,521		CRH PLC	3,288,219	0.7
			32,836,317	7.0

		Telecommunication Services: 6.1%
667,418		Deutsche Telekom AG	7,775,747	1.7
433,506	@	France Telecom S.A.	4,105,021	0.9
891,574	@	Telefonica S.A.	11,470,395	2.4
281,680		Vivendi	5,338,263	1.1
			28,689,426	6.1

		Utilities: 6.0%
448,273		E.ON AG	7,346,556	1.6
1,427,684		Enel S.p.A.	4,480,004	1.0
341,969		Gaz de France	6,707,630	1.4
1,128,106		Iberdrola S.A.	5,961,561	1.3
109,635		RWE AG	3,494,929	0.7
			27,990,680	6.0

		Total Common Stock
		(Cost $413,181,564)	454,538,348	96.8

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 1.4%
32,227		Volkswagen AG	6,509,292	1.4

		Total Preferred Stock
		(Cost $5,448,927)	6,509,292	1.4

RIGHTS: 0.0%
		Energy: 0.0%
174,838	@	Repsol SA	97,403	0.0

		Total Rights
		(Cost $102,820)	97,403	0.0

		Total Long-Term Investments
		(Cost $418,733,311)	461,145,043	98.2

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc(1): 5.4%
6,018,275	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $6,018,389, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $6,138,640, due 07/15/13-05/01/51)	$6,018,275	1.3
6,018,275	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $6,018,334, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $6,138,664, due 07/03/13-05/15/37)	6,018,275	1.3
1,266,985	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,267,001, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $1,292,325, due 07/05/13-08/15/21)	1,266,985	0.2
6,018,275	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $6,018,349, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $6,138,641, due 06/01/18-04/01/43)	6,018,275	1.3
6,018,275	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $6,018,354, collateralized by various U.S. Government /U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $6,138,641, due 12/04/13-08/27/32)	6,018,275	1.3
		25,340,085	5.4

	Total Short-Term Investments
	(Cost $25,340,085)	25,340,085	5.4

	Total Investments in Securities (Cost $444,073,396)	$486,485,128	103.6
	Liabilities in Excess of Other Assets	(16,705,172)	(3.6)
	Net Assets	$469,779,956	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $476,302,537.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,651,942
Gross Unrealized Depreciation	(47,469,351)
Net Unrealized Appreciation	$10,182,591

See Accompanying Notes to Financial Statements

ING EURO STOXX 50® INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$35,155,236	$—	$35,155,236
Consumer Staples	—	51,167,392	—	51,167,392
Energy	—	40,663,705	—	40,663,705
Financials	—	113,639,845	—	113,639,845
Health Care	—	52,717,675	—	52,717,675
Industrials	—	49,883,571	—	49,883,571
Information Technology	—	21,794,501	—	21,794,501
Materials	—	32,836,317	—	32,836,317
Telecommunication Services	—	28,689,426	—	28,689,426
Utilities	—	27,990,680	—	27,990,680
Total Common Stock	—	454,538,348	—	454,538,348
Preferred Stock	—	6,509,292	—	6,509,292
Rights	97,403	—	—	97,403
Short-Term Investments	—	25,340,085	—	25,340,085
Total Investments, at fair value	$97,403	$486,387,725	$—	$486,485,128
Other Financial Instruments+
Forward Foreign Currency Contracts	—	4,853	—	4,853
Total Assets	$97,403	$486,392,578	$—	$486,489,981
Liabilities Table
Other Financial Instruments+
Futures	$(303,692)	$—	$—	$(303,692)
Forward Foreign Currency Contracts	—	(206,205)	—	(206,205)
Total Liabilities	$(303,692)	$(206,205)	$—	$(509,897)

(1)	For the six months ended June 30, 2013 as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2013, securities valued at $12,655,357 were transferred from Level 1 to Level 2 within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	6,445,000	Buy	09/18/13	$8,598,307	$8,392,102	$(206,205)
							$(206,205)

Citigroup, Inc.	EU Euro	700,000	Sell	09/18/13	$916,330	$911,477	$4,853
							$4,853

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	260	09/20/13	$8,792,336	$(303,692)
			$8,792,336	$(303,692)

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Consumer Discretionary: 7.2%
170,195		British Sky Broadcasting PLC	$2,050,342	0.5
76,689		Burberry Group PLC	1,577,693	0.4
31,927		Carnival PLC	1,109,784	0.3
318,158		Compass Group PLC	4,065,314	0.9
284,962		GKN PLC	1,304,392	0.3
46,661		InterContinental Hotels Group PLC	1,282,355	0.3
639,760		ITV PLC	1,364,012	0.3
414,438		Kingfisher PLC	2,160,816	0.5
281,137		Marks & Spencer Group PLC	1,839,555	0.4
27,094		Next PLC	1,876,818	0.4
142,258		Pearson PLC	2,529,974	0.6
52,883		Persimmon PLC	949,303	0.2
207,831		Reed Elsevier PLC	2,363,506	0.6
88,022		TUI Travel PLC	477,239	0.1
31,115		Whitbread PLC	1,447,468	0.3
150,926		William Hill PLC	1,012,096	0.2
220,183		WPP PLC	3,763,571	0.9
			31,174,238	7.2

		Consumer Staples: 16.8%
60,969		Associated British Foods PLC	1,608,376	0.4
335,669		British American Tobacco PLC	17,216,423	4.0
440,667		Diageo PLC	12,636,780	2.9
170,456		Imperial Tobacco Group PLC	5,910,532	1.4
244,353		J Sainsbury PLC	1,320,699	0.3
112,869		Reckitt Benckiser PLC	7,984,007	1.8
165,398		SABMiller PLC	7,929,785	1.8
81,526		Tate & Lyle PLC	1,022,886	0.2
1,405,687		Tesco PLC	7,078,823	1.6
211,077		Unilever PLC	8,544,909	2.0
378,674		WM Morrison Supermarkets PLC	1,507,302	0.4
			72,760,522	16.8

		Energy: 17.1%
51,974		Amec PLC	794,906	0.2
595,436		BG Group PLC	10,118,934	2.3
3,330,523		BP PLC	23,113,788	5.3
63,331		John Wood Group PLC	781,077	0.2
45,292		Petrofac Ltd.	824,469	0.2
664,482		Royal Dutch Shell PLC—Class A	21,226,346	4.9
448,813		Royal Dutch Shell PLC—Class B	14,864,303	3.4
158,135		Tullow Oil PLC	2,407,274	0.6
			74,131,097	17.1

		Financials: 19.9%
164,094		Aberdeen Asset Management PLC	954,974	0.2
33,704		Admiral Group PLC	678,936	0.2
515,265		Aviva PLC	2,655,768	0.6
2,250,060		Barclays PLC	9,582,488	2.2
172,582		British Land Co. PLC	1,486,732	0.3
123,796		Hammerson PLC	917,913	0.2
38,174		Hargreaves Lansdown PLC	515,631	0.1
3,258,469		HSBC Holdings PLC	33,732,355	7.8
136,227		Land Securities Group PLC	1,829,640	0.4
1,025,509		Legal & General Group PLC	2,672,854	0.6
7,341,145	@	Lloyds TSB Group PLC	7,049,835	1.6
30,979		London Stock Exchange Group PLC	629,683	0.2
855,050		Old Mutual PLC	2,347,219	0.5
446,434		Prudential PLC	7,287,086	1.7
238,184		Resolution Ltd.	1,031,741	0.2
361,598	@	Royal Bank of Scotland Group PLC	1,500,561	0.4
639,482		Royal & Sun Alliance Insurance Group	1,160,152	0.3
19,773		Schroders PLC	656,406	0.2
345,894		Standard Chartered PLC	7,509,537	1.7
411,778		Standard Life PLC	2,167,067	0.5
			86,366,578	19.9

		Health Care: 8.5%
218,251		AstraZeneca PLC	10,318,717	2.4
861,772		GlaxoSmithKline PLC	21,541,182	5.0
97,861		Shire PLC	3,101,253	0.7
156,877		Smith & Nephew PLC	1,757,011	0.4
			36,718,163	8.5

		Industrials: 7.1%
44,106		Aggreko PLC	1,102,413	0.3
62,819		Babcock International Group	1,054,794	0.2
567,581		BAE Systems PLC	3,305,319	0.8
58,088		Bunzl PLC	1,132,962	0.3
113,821		Capita Group PLC	1,673,065	0.4
43,466		easyJet PLC	856,760	0.2
176,706		Experian Group Ltd.	3,071,127	0.7
246,373		Group 4 Securicor PLC	868,715	0.2
55,999	@	IMI PLC	1,055,504	0.2
285,583	@	International Consolidated Airlines Group SA	1,145,374	0.3
28,124		Intertek Group PLC	1,250,164	0.3
137,339		Meggitt PLC	1,082,057	0.2
221,605		Melrose Industries PLC	839,945	0.2
327,477		Rolls-Royce Holdings PLC	5,638,660	1.3
49,422,842	@	Rolls-Royce Holdings PLC—C shares	75,170	0.0
86,929		Serco Group PLC	817,492	0.2
68,590		Smiths Group PLC	1,364,591	0.3
42,675		Travis Perkins PLC	944,928	0.2
37,179		Weir Group PLC	1,215,717	0.3
47,766		Wolseley PLC	2,203,915	0.5
			30,698,672	7.1

		Information Technology: 0.9%
244,363		ARM Holdings PLC	2,956,096	0.7
194,163		Sage Group PLC/The	1,003,483	0.2
			3,959,579	0.9

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Materials: 8.7%
228,613		Anglo American PLC	$4,405,539	1.0
62,094		Antofagasta PLC	752,403	0.2
369,522		BHP Billiton PLC	9,422,067	2.2
127,132		CRH PLC	2,579,676	0.6
23,586		Croda International	889,436	0.2
42,694		Eurasian Natural Resources Corp.	133,095	0.0
29,653		Fresnillo PLC	400,343	0.1
1,521,445		Glencore Xstrata PLC	6,298,032	1.5
35,852		Johnson Matthey PLC	1,432,473	0.3
16,065		Randgold Resources Ltd.	1,017,988	0.2
137,829		Rexam PLC	1,000,263	0.2
218,282		Rio Tinto PLC	8,877,353	2.1
17,572		Vedanta Resources PLC	273,122	0.1
			37,481,790	8.7

		Telecommunication Services: 7.1%
1,377,586		BT Group PLC	6,467,463	1.5
8,521,270	@	Vodafone Group PLC	24,419,359	5.6
			30,886,822	7.1

		Utilities: 4.2%
901,383		Centrica PLC	4,930,337	1.1
636,486		National Grid PLC	7,215,009	1.7
167,673		Scottish & Southern Energy PLC	3,882,923	0.9
41,654		Severn Trent PLC	1,054,759	0.2
119,285		United Utilities Group PLC	1,241,071	0.3
			18,324,099	4.2

		Total Common Stock
		(Cost $365,878,120)	422,501,560	97.5
		Assets in Excess of Other Liabilities	10,752,805	2.5
		Net Assets	$433,254,365	100.0

@	Non-income producing security

Cost for federal income tax purposes is $368,024,494.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$73,561,637
Gross Unrealized Depreciation	(19,084,571)
Net Unrealized Appreciation	$54,477,066

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$31,174,238	$—	$31,174,238
Consumer Staples	—	72,760,522	—	72,760,522
Energy	—	74,131,097	—	74,131,097

See Accompanying Notes to Financial Statements

ING FTSE 100 INDEX® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Financials	$—	$86,366,578	$—	$86,366,578
Health Care	—	36,718,163	—	36,718,163
Industrials	—	30,698,672	—	30,698,672
Information Technology	—	3,959,579	—	3,959,579
Materials	—	37,481,790	—	37,481,790
Telecommunication Services	—	30,886,822	—	30,886,822
Utilities	—	18,324,099	—	18,324,099
Total Common Stock	—	422,501,560	—	422,501,560
Total Investments, at fair value	$—	$422,501,560	$—	$422,501,560
Other Financial Instruments+
Forward Foreign Currency Contracts	—	20,790	—	20,790
Total Assets	$—	$422,522,350	$—	$422,522,350
Liabilities Table
Other Financial Instruments+
Futures	$(132,692)	$—	$—	$(132,692)
Forward Foreign Currency Contracts	—	(51,399)	—	(51,399)
Total Liabilities	$(132,692)	$(51,399)	$—	$(184,091)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	British Pound	1,500,000	Buy	09/18/13	$2,304,678	$2,280,218	$(24,460)
The Bank of New York Mellon Corp.	British Pound	3,000,000	Buy	09/18/13	4,547,880	4,560,435	12,555
Citigroup, Inc.	British Pound	555,000	Buy	09/18/13	870,619	843,680	(26,939)
							$(38,844)

Credit Suisse Group AG	British Pound	400,000	Sell	09/18/13	$616,293	$608,058	$8,235
							$8,235

ING FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	127	09/20/13	$11,901,662	$(132,692)
			$11,901,662	$(132,692)

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.7%
		Consumer Discretionary: 4.1%
623,000		Belle International Holdings	$851,690	0.7
312,000	@	Galaxy Entertainment Group Ltd.	1,515,520	1.2
791,028		Li & Fung Ltd.	1,078,163	0.9
325,200		Sands China Ltd.	1,519,682	1.3
			4,965,055	4.1

		Consumer Staples: 3.1%
161,286		China Resources Enterprise	504,845	0.4
107,000		Hengan International Group Co., Ltd.	1,162,566	1.0
264,000		Tingyi Cayman Islands Holding Corp.	685,191	0.6
981,000		Want Want China Holdings Ltd.	1,375,012	1.1
			3,727,614	3.1

		Energy: 9.7%
528,000		China Coal Energy Co.—Class H	274,651	0.2
3,440,438		China Petroleum & Chemical Corp.	2,407,497	2.0
457,341		China Shenhua Energy Co., Ltd.	1,162,596	1.0
2,406,714		CNOOC Ltd.	4,031,048	3.3
434,000		Kunlun Energy Co. Ltd.	766,143	0.6
2,842,604		PetroChina Co., Ltd.	3,082,395	2.6
			11,724,330	9.7

		Financials: 55.2%
1,624,200		AIA Group Ltd.	6,842,756	5.7
10,708,746		Bank of China Ltd.	4,386,998	3.7
1,172,451		Bank of Communications Co., Ltd.	751,310	0.6
179,984	L	Bank of East Asia Ltd.	644,222	0.5
500,129		BOC Hong Kong Holdings Ltd.	1,529,938	1.3
187,739		Cheung Kong Holdings Ltd.	2,531,553	2.1
11,337,107		China Construction Bank	7,966,797	6.6
1,001,911		China Life Insurance Co., Ltd.	2,331,968	1.9
548,991		China Overseas Land & Investment Ltd.	1,429,272	1.2
276,000		China Resources Land Ltd.	749,850	0.6
301,706		Hang Lung Properties Ltd.	1,045,058	0.9
102,943		Hang Seng Bank Ltd.	1,516,002	1.3
142,226		Henderson Land Development Co., Ltd.	844,663	0.7
147,441		Hong Kong Exchanges and Clearing Ltd.	2,214,472	1.8
1,639,193		HSBC Holdings PLC	16,990,680	14.1
9,942,340		Industrial and Commercial Bank of China Ltd.	6,231,184	5.2
507,748		New World Development Ltd.	697,432	0.6
273,716		Ping An Insurance Group Co. of China Ltd.	1,827,244	1.5
397,265		Sino Land Co.	555,446	0.5
197,555		Sun Hung Kai Properties Ltd.	2,537,010	2.1
91,591	L	Swire Pacific Ltd.	1,103,514	0.9
203,637		Wharf Holdings Ltd.	1,699,639	1.4
			66,427,008	55.2

		Industrials: 4.2%
158,818		Cathay Pacific Airways Ltd.	276,367	0.2
166,285		China Merchants Holdings International Co., Ltd.	514,382	0.4
224,811	L	Citic Pacific Ltd.	239,721	0.2
226,697		Cosco Pacific Ltd.	292,184	0.3
287,464		Hutchison Whampoa Ltd.	3,007,523	2.5
195,143		MTR Corp.	717,116	0.6
			5,047,293	4.2

		Information Technology: 5.6%
918,000		Lenovo Group Ltd.	826,291	0.7
149,875		Tencent Holdings Ltd.	5,852,205	4.9
			6,678,496	5.6

		Telecommunication Services: 7.7%
813,101		China Mobile Ltd.	8,421,169	7.0
633,110		China Unicom Ltd.	833,111	0.7
			9,254,280	7.7

		Utilities: 5.1%
257,654		China Resources Power Holdings Co.	615,622	0.5
255,931		CLP Holdings Ltd.	2,068,902	1.7
771,423		Hong Kong & China Gas	1,882,317	1.6
187,322		Power Assets Holdings Ltd.	1,612,468	1.3
			6,179,309	5.1

		Total Common Stock
		(Cost $104,850,010)	114,003,385	94.7

RIGHTS: —%

		Financials: —%
6,309	@	New World Development Ltd.	—	—

		Total Rights
		(Cost $—)	—	—

		Total Long-Term Investments
		(Cost $104,850,010)	114,003,385	94.7

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.4%
	Securities Lending Collateralcc(1): 0.3%
370,129
Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $370,134, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $377,532, due 07/05/13-08/15/21)

	(Cost $370,129)	$370,129	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
115,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $115,000)	115,000	0.1

	Total Short-Term Investments
	(Cost $485,129)	485,129	0.4

	Total Investments in Securities (Cost $105,335,139)	$114,488,514	95.1
	Assets in Excess of Other Liabilities	5,912,174	4.9
	Net Assets	$120,400,688	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $108,743,910.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,622,991
Gross Unrealized Depreciation	(7,878,387)
Net Unrealized Appreciation	$5,744,604

See Accompanying Notes to Financial Statements

ING HANG SENG INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$4,965,055	$—	$4,965,055
Consumer Staples	—	3,727,614	—	3,727,614
Energy	—	11,724,330	—	11,724,330
Financials	—	66,427,008	—	66,427,008
Industrials	—	5,047,293	—	5,047,293
Information Technology	—	6,678,496	—	6,678,496
Telecommunication Services	—	9,254,280	—	9,254,280
Utilities	—	6,179,309	—	6,179,309
Total Common Stock	—	114,003,385	—	114,003,385
Rights	—	—	—	—
Short-Term Investments	115,000	370,129	—	485,129
Total Investments, at fair value	$115,000	$114,373,514	$—	$114,488,514
Other Financial Instruments+
Futures	97,024	—	—	97,024
Forward Foreign Currency Contracts	—	699	—	699
Total Assets	$212,024	$114,374,213	$—	$114,586,237
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(147)	$—	$(147)
Total Liabilities	$—	$(147)	$—	$(147)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Hong Kong Sar Dollar	8,000,000	Buy	09/18/13	$1,031,553	$1,031,768	$215
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	29,400,000	Buy	09/18/13	3,791,665	3,791,748	83
Citigroup, Inc.	Hong Kong Sar Dollar	7,400,000	Buy	09/18/13	953,984	954,385	401
							$699

Citigroup, Inc.	Hong Kong Sar Dollar	5,000,000	Sell	09/18/13	$644,708	$644,855	$(147)
							$(147)

ING Hang Seng Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	41	07/30/13	$5,478,878	$97,024
			$5,478,878	$97,024

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 90.8%
		Consumer Discretionary: 10.2%
5,883		Accor S.A.	$206,791	0.0
7,834		Adidas AG	846,842	0.2
7,400		Aisin Seiki Co., Ltd.	282,550	0.1
1,876		Bayerische Motoren Werke AG	128,124	0.0
12,928		Bayerische Motoren Werke AG	1,128,301	0.2
2,700		Benesse Holdings, Inc.	97,408	0.0
25,124		Bridgestone Corp.	856,734	0.2
41,720		British Sky Broadcasting PLC	502,602	0.1
16,917		Burberry Group PLC	348,027	0.1
6,741		Carnival PLC	234,318	0.1
2,314		Christian Dior S.A.	373,832	0.1
6,932		Cie Generale des Etablissements Michelin	619,828	0.1
19,657		Cie Financiere Richemont SA	1,733,517	0.4
72,367		Compass Group PLC	924,681	0.2
4,162		Continental AG	554,829	0.1
21,096		Crown Ltd.	232,561	0.1
7,000		Daihatsu Motor Co., Ltd.	132,585	0.0
34,462		DaimlerChrysler AG	2,080,422	0.5
4,000	L	Dena Co., Ltd.	78,312	0.0
18,300		Denso Corp.	860,341	0.2
7,000		Dentsu, Inc.	242,162	0.1
1,600		Don Quijote Co., Ltd.	77,671	0.0
8,885		Electrolux AB	224,211	0.1
5,308		Eutelsat Communications	150,593	0.0
2,100		Fast Retailing Co., Ltd.	708,760	0.2
34,900	@	Fiat S.p.A	243,392	0.1
23,000		Fuji Heavy Industries Ltd.	567,967	0.1
82,000	@	Galaxy Entertainment Group Ltd.	398,310	0.1
206,600		Genting International PLC	214,232	0.0
57,298		GKN PLC	262,277	0.1
365	@	Groupe Fnac	7,734	0.0
35,344		Hennes & Mauritz AB	1,162,867	0.3
61,500		Honda Motor Co., Ltd.	2,284,690	0.5
800		Hugo Boss AG	87,967	0.0
13,729		Husqvarna AB—B Shares	72,505	0.0
8,340		Inditex S.A.	1,028,694	0.2
10,345		InterContinental Hotels Group PLC	284,305	0.1
17,200		Isetan Mitsukoshi Holdings Ltd.	228,392	0.1
46,000		Isuzu Motors Ltd.	314,454	0.1
147,249		ITV PLC	313,945	0.1
20,000		J Front Retailing Co., Ltd.	159,493	0.0
5,000		Jardine Cycle & Carriage Ltd.	167,170	0.0
3,337		Kabel Deutschland Holding AG	366,405	0.1
89,609		Kingfisher PLC	467,208	0.1
4,794		Lagardere SCA	133,761	0.0
216,722		Li & Fung Ltd.	295,390	0.1
4,685		Luxottica Group S.p.A.	237,038	0.1
9,573		LVMH Moet Hennessy Louis Vuitton S.A.	1,554,211	0.3
58,461		Marks & Spencer Group PLC	382,526	0.1
104,000		Mazda Motor Corp.	411,157	0.1
2,448		McDonald’s Holdings Co. Japan Ltd.	67,932	0.0
150,255	@	Mitsubishi Motors Corp.	205,668	0.0
8,100		Namco Bandai Holdings, Inc.	131,280	0.0
7,246		Next PLC	501,935	0.1
7,000		NGK Spark Plug Co., Ltd.	140,104	0.0
7,000		NHK Spring Co., Ltd.	80,821	0.0
13,100		Nikon Corp.	306,068	0.1
94,900		Nissan Motor Co., Ltd.	951,146	0.2
1,050		Nitori Co., Ltd.	84,535	0.0
4,260		Nokian Renkaat OYJ	173,344	0.0
9,583		OPAP S.A.	80,195	0.0
1,900		Oriental Land Co., Ltd.	294,036	0.1
84,600		Panasonic Corp.	681,204	0.2
31,270		Pearson PLC	556,118	0.1
7,445		Persimmon PLC	133,645	0.0
9,899	L	Pirelli & C S.p.A.	114,433	0.0
2,916		PPR	593,365	0.1
5,391		Publicis Groupe	383,940	0.1
28,500		Rakuten, Inc.	337,012	0.1
26,663		Reed Elsevier NV	444,057	0.1
46,959		Reed Elsevier PLC	534,029	0.1
7,435		Renault S.A.	500,800	0.1
1,100		Rinnai Corp.	78,216	0.0
102,800		Sands China Ltd.	480,391	0.1
1,800		Sankyo Co., Ltd.	85,056	0.0
8,100		Sega Sammy Holdings, Inc.	202,971	0.0
22,000		Sekisui Chemical Co., Ltd.	233,608	0.1
21,000		Sekisui House Ltd.	303,418	0.1
10,918		SES S.A.	312,816	0.1
35,331		Shangri-La Asia Ltd.	60,736	0.0
38,000		Sharp Corp.	153,006	0.0
800		Shimamura Co., Ltd.	97,114	0.0
2,700		Shimano, Inc.	229,999	0.1
64,000	@, L	Singapore Press Holdings Ltd.	210,352	0.0
77,292		SJM Holdings Ltd.	187,573	0.0
3,549		Sodexho Alliance S.A.	295,650	0.1
38,600		Sony Corp.	815,472	0.2
5,100		Stanley Electric Co., Ltd.	99,083	0.0
10,900		Sumitomo Rubber Industries, Inc.	177,933	0.0
13,500		Suzuki Motor Corp.	311,179	0.1
1,187		Swatch Group AG—BR	648,386	0.1

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
2,245		Swatch Group AG—Reg	$211,107	0.0
27,952		TABCORP Holdings Ltd.	77,845	0.0
11,000		Takashimaya Co., Ltd.	111,489	0.0
54,078		Tattersall’s Ltd.	156,214	0.0
1,478		Telenet Group Holding NV	67,834	0.0
4,800		Toho Co., Ltd.	98,726	0.0
7,300		Toyota Industries Corp.	298,117	0.1
104,089		Toyota Motor Corp.	6,278,424	1.4
730		USS Co., Ltd.	92,546	0.0
1,242		Volkswagen AG	241,475	0.1
6,496		Whitbread PLC	302,194	0.1
17,387		William Hill PLC	116,596	0.0
12,019		Wolters Kluwer NV	254,579	0.1
47,184		WPP PLC	806,513	0.2
75,200		Wynn Macau Ltd.	202,271	0.0
3,210		Yamada Denki Co., Ltd.	129,971	0.0
11,500		Yamaha Motor Co., Ltd.	148,948	0.0
26,643		Yue Yuen Industrial Holdings	68,853	0.0
			47,214,420	10.2

		Consumer Staples: 10.8%
23,600		Aeon Co., Ltd.	310,134	0.1
23,000		Ajinomoto Co., Inc.	337,393	0.1
30,535		Anheuser-Busch InBev Worldwide, Inc.	2,749,149	0.6
3,018	@	Aryzta AG	169,410	0.0
13,300		Asahi Group Holdings, Ltd.	329,464	0.1
11,016		Associated British Foods PLC	290,605	0.1
3,833		Beiersdorf AG	333,887	0.1
72,637		British American Tobacco PLC	3,725,543	0.8
3,967		Carlsberg A/S	354,714	0.1
21,499		Carrefour S.A.	590,503	0.1
2,208		Casino Guichard Perrachon S.A.	206,902	0.1
22,282		Coca-Cola Amatil Ltd.	258,162	0.1
5,548		Coca-Cola HBC AG	129,865	0.0
2,745		Colruyt S.A.	144,438	0.0
21,737	@	DE Master Blenders 1753 NV	348,014	0.1
3,521		Delhaize Group	217,675	0.1
97,090		Diageo PLC	2,784,200	0.6
23,143		Distribuidora Internacional de Alimentacion SA	174,828	0.0
2,500		FamilyMart Co., Ltd.	106,671	0.0
289,122		Golden Agri-Resources Ltd.	127,282	0.0
21,992		Groupe Danone	1,655,293	0.4
3,407		Heineken Holding NV	190,950	0.1
8,398		Heineken NV	534,543	0.1
5,870		Henkel AG & Co. KGaA	459,736	0.1
6,851		Henkel KGaA—Vorzug	643,372	0.1
38,077		Imperial Tobacco Group PLC	1,320,313	0.3
36,645		J Sainsbury PLC	198,062	0.1
41,300		Japan Tobacco, Inc.	1,457,789	0.3
8,064		Jeronimo Martins	169,960	0.0
21,317		Kao Corp.	725,663	0.2
5,882		Kerry Group PLC	324,626	0.1
6,000		Kikkoman Corp.	99,809	0.0
30,000	L	Kirin Brewery Co., Ltd.	469,929	0.1
40,163		Koninklijke Ahold NV	597,340	0.1
2,500		Lawson, Inc.	190,773	0.1
29		Lindt & Spruengli AG	108,859	0.0
5		Lindt & Spruengli AG	217,556	0.1
9,173		L’Oreal S.A.	1,507,891	0.3
2,800		MEIJI Holdings Co., Ltd.	134,462	0.0
11,299		Metcash Ltd.	36,247	0.0
4,735		Metro AG	149,616	0.0
120,232		Nestle S.A.	7,889,672	1.7
8,000		Nippon Meat Packers, Inc.	122,370	0.0
7,000		Nisshin Seifun Group, Inc.	83,880	0.0
2,000		Nissin Food Products Co., Ltd.	80,881	0.0
54,272		Olam International Ltd.	69,857	0.0
7,825	L	Pernod-Ricard S.A.	868,523	0.2
24,779		Reckitt Benckiser PLC	1,752,791	0.4
735		Remy Cointreau SA	77,991	0.0
35,988		SABMiller PLC	1,725,396	0.4
29,800		Seven & I Holdings Co., Ltd.	1,091,376	0.2
11,600		Shiseido Co., Ltd.	172,594	0.0
2,293		Suedzucker AG	70,989	0.0
21,446		Svenska Cellulosa AB—B Shares	537,839	0.1
8,347		Swedish Match AB	296,273	0.1
17,787		Tate & Lyle PLC	223,169	0.1
305,526		Tesco PLC	1,538,582	0.3
4,000		Toyo Suisan Kaisha Ltd.	133,091	0.0
20,475		Treasury Wine Estates Ltd.	108,799	0.0
4,700		Uni-Charm Corp.	265,825	0.1
61,775		Unilever NV	2,431,717	0.5
50,105		Unilever PLC	2,028,372	0.4
38,351		Wesfarmers Ltd.	1,387,778	0.3
74,000		Wilmar International Ltd.	183,020	0.0
79,107		WM Morrison Supermarkets PLC	314,883	0.1
48,289		Woolworths Ltd.	1,446,582	0.3
3,400	L	Yakult Honsha Co., Ltd.	140,987	0.0
			49,924,865	10.8

		Energy: 6.3%
10,485	@	Subsea 7 SA	183,831	0.0
6,237		Aker Solutions ASA	85,148	0.0
13,803		Amec PLC	211,107	0.1
128,323		BG Group PLC	2,180,742	0.5
717,647		BP PLC	4,980,461	1.1
6,698		Caltex Australia Ltd.	110,170	0.0
6,402	@	CGG	141,849	0.0
91,346		ENI S.p.A.	1,874,773	0.4
2,539		Fugro NV	137,959	0.0
8,758		Galp Energia SGPS SA	129,828	0.0
1,100		Idemitsu Kosan Co., Ltd.	84,323	0.0
85		Inpex Holdings, Inc.	353,277	0.1
92,200		JX Holdings, Inc.	445,179	0.1
7,610	@	Lundin Petroleum AB	150,516	0.0
6,214		OMV AG	280,319	0.1
40,607		Origin Energy Ltd.	465,333	0.1
9,682		Petrofac Ltd.	176,245	0.0
32,816		Repsol YPF S.A.	692,577	0.2

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
140,264		Royal Dutch Shell PLC—Class A	$4,480,621	1.0
97,387		Royal Dutch Shell PLC—Class B	3,225,374	0.7
10,027		Saipem S.p.A.	162,748	0.0
35,536		Santos Ltd.	404,688	0.1
12,977		SeaDrill Ltd.	522,667	0.1
42,550		Statoil ASA	879,001	0.2
3,691		Technip S.A.	375,123	0.1
19,260		Tenaris S.A.	385,745	0.1
12,000	L	TonenGeneral Sekiyu KK	116,118	0.0
80,084		Total S.A.	3,911,537	0.9
13,016		Transocean Ltd.	624,990	0.1
32,055		Tullow Oil PLC	487,970	0.1
23,785		Woodside Petroleum Ltd.	757,505	0.2
8,029		WorleyParsons Ltd.	142,236	0.0
			29,159,960	6.3

		Financials: 22.7%
39,761		3i Group PLC	204,163	0.1
34,685		Aberdeen Asset Management PLC	201,856	0.1
8,168		Admiral Group PLC	164,537	0.0
64,900	L	Aegon NV	435,416	0.1
10,096		Ageas	354,251	0.1
424,200		AIA Group Ltd.	1,787,155	0.4
17,660		Allianz AG	2,577,663	0.6
112,539		AMP Ltd.	435,236	0.1
30,000		Aozora Bank Ltd.	93,692	0.0
69,000		Ascendas Real Estate Investment Trust	120,921	0.0
44,842		Assicurazioni Generali S.p.A.	783,820	0.2
7,168		ASX Ltd.	216,157	0.1
101,959		Australia & New Zealand Banking Group Ltd.	2,646,800	0.6
111,645		Aviva PLC	575,438	0.1
67,527		AXA S.A.	1,331,133	0.3
2,190		Baloise Holding AG	212,704	0.1
235,080	@	Banca Monte dei Paschi di Siena S.p.A.	59,552	0.0
87,730		Banco de Sabadell SA	145,540	0.0
40,994	@	Banco Popular Espanol SA	125,497	0.0
411,211		Banco Santander Central Hispano S.A.	2,631,427	0.6
47,579	@	Bank Hapoalim BM	214,723	0.1
52,422	@	Bank Leumi Le-Israel BM	173,173	0.0
59,805	L	Bank of East Asia Ltd.	214,062	0.1
14,000		Bank of Kyoto Ltd.	116,592	0.0
46,000		Bank of Yokohama Ltd.	237,298	0.1
156,490	@	Bankia SA	120,994	0.0
436,592		Barclays PLC	1,859,345	0.4
209,319		Banco Bilbao Vizcaya Argentaria S.A.	1,759,079	0.4
14,002		Bendigo Bank Ltd.	128,396	0.0
37,799		BNP Paribas	2,069,297	0.5
139,410		BOC Hong Kong Holdings Ltd.	426,467	0.1
29,882		British Land Co. PLC	257,423	0.1
53,000		CapitaCommercial Trust	61,141	0.0
21,141		Capital Shopping Centres Group PLC	100,496	0.0
115,000		CapitaLand Ltd.	277,838	0.1
94,000		CapitaMall Trust	147,506	0.0
72,576		CFS Retail Property Trust	132,319	0.0
56,383		Cheung Kong Holdings Ltd.	760,292	0.2
28,000		Chiba Bank Ltd.	191,042	0.0
6,000		Chugoku Bank Ltd.	84,075	0.0
129,560		Sumitomo Mitsui Trust Holdings, Inc.	604,509	0.1
21,000		City Developments Ltd.	176,667	0.0
8,254		CNP Assurances	118,511	0.0
34,346	@	Commerzbank AG	298,371	0.1
59,837		Commonwealth Bank of Australia	3,766,519	0.8
3,970		Corio NV	157,998	0.0
36,015	@	Credit Agricole S.A.	309,973	0.1
6,400		Credit Saison Co., Ltd.	160,813	0.0
52,200	@	Credit Suisse Group	1,381,947	0.3
38,528	@	CaixaBank	118,341	0.0
330		Dai-ichi Life Insurance Co., Ltd.	473,730	0.1
2,873		Daito Trust Construction Co., Ltd.	270,693	0.1
21,000		Daiwa House Industry Co., Ltd.	391,168	0.1
64,000		Daiwa Securities Group, Inc.	535,995	0.1
24,716	@	Danske Bank A/S	421,629	0.1
71,000		DBS Group Holdings Ltd.	863,921	0.2
1,104		Delta Lloyd NV	22,124	0.0
38,217		Deutsche Bank AG	1,602,539	0.4
7,318		Deutsche Boerse AG	481,217	0.1
186,290		Dexus Property Group	181,671	0.0
39,221		DnB NOR ASA	568,966	0.1
8,271	L	Erste Bank der Oesterreichischen Sparkassen AG	220,452	0.1
40,293		Federation Centres Ltd	87,328	0.0
82,000		First Pacific Co.	87,657	0.0
37,000		Fukuoka Financial Group, Inc.	157,367	0.0
788		Gecina S.A.	87,093	0.0
8,856		Gjensidige Forsikring ASA	130,468	0.0
95,700		Global Logistic Properties Ltd.	207,006	0.1
68,248		Goodman Group	303,430	0.1
717,481	@	Governor & Co. of the Bank of Ireland	146,307	0.0
874,585	@, X	GPT Group	—	—
53,334		GPT Group	187,274	0.0
3,200		Groupe Bruxelles Lambert S.A.	241,019	0.1
16,000		Gunma Bank Ltd.	88,464	0.0
15,000		Hachijuni Bank Ltd.	87,519	0.0
26,519		Hammerson PLC	196,631	0.0
83,682		Hang Lung Properties Ltd.	289,860	0.1
29,473		Hang Seng Bank Ltd.	434,037	0.1
2,438		Hannover Rueckversicheru—Reg	175,309	0.0
5,029		Hargreaves Lansdown PLC	67,929	0.0

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
40,321		Henderson Land Development Co., Ltd.	$239,462	0.1
39,354		Hong Kong Exchanges and Clearing Ltd.	591,073	0.1
681,878		HSBC Holdings PLC	7,058,944	1.5
20,101		Hysan Development Co., Ltd.	86,779	0.0
924		ICADE	76,218	0.0
15,722		ICAP PLC	86,807	0.0
46,759		Immofinanz Immobilien Anlagen AG	174,480	0.0
144,270	**,@	ING Groep NV	1,318,489	0.3
76,688		Insurance Australia Group	380,658	0.1
386,909		Intesa Sanpaolo S.p.A.	619,260	0.1
24,374		Investec PLC	153,390	0.0
17,621		Investor AB	472,963	0.1
10,401		Iyo Bank Ltd.	99,409	0.0
25	L	Japan Prime Realty Investment Corp.	76,499	0.0
24		Japan Real Estate Investment Corp.	268,098	0.1
89		Japan Retail Fund Investment Corp.	185,934	0.0
27,000		Joyo Bank Ltd.	147,459	0.0
8,858		Julius Baer Group Ltd.	345,714	0.1
8,878		KBC Groep NV	330,965	0.1
39,000		Keppel Land Ltd.	102,556	0.0
35,818		Kerry Properties Ltd.	139,634	0.0
7,902		Kinnevik Investment AB	202,584	0.1
4,887		Klepierre	192,593	0.0
29,794		Land Securities Group PLC	400,158	0.1
222,611		Legal & General Group PLC	580,206	0.1
16,811		Lend Lease Corp., Ltd.	128,172	0.0
87,827		Link Real Estate Investment Trust	431,027	0.1
1,622,037	@	Lloyds TSB Group PLC	1,557,672	0.3
5,404		London Stock Exchange Group PLC	109,842	0.0
12,798		Macquarie Group Ltd.	488,129	0.1
19,792		Corp. Mapfre S.A.	64,395	0.0
30,749		Mediobanca S.p.A.	159,918	0.0
125,534		Mirvac Group	183,782	0.0
47,000		Mitsubishi Estate Co., Ltd.	1,251,322	0.3
489,121		Mitsubishi UFJ Financial Group, Inc.	3,020,748	0.7
32,919		Mitsui Fudosan Co., Ltd.	967,820	0.2
20,769		Mitsui Sumitomo Insurance Group Holdings, Inc.	526,083	0.1
868,972		Mizuho Financial Group, Inc.	1,804,588	0.4
6,845		Muenchener Rueckversicherungs AG	1,257,507	0.3
85,067		National Australia Bank Ltd.	2,301,068	0.5
39,179		Natixis	164,501	0.0
150,729		New World Development Ltd.	207,038	0.1
26	L	Nippon Building Fund, Inc.	301,119	0.1
15,426		NKSJ Holdings, Inc.	366,593	0.1
139,600		Nomura Holdings, Inc.	1,027,563	0.2
3,700		Nomura Real Estate Holdings, Inc.	81,732	0.0
103,490		Nordea Bank AB	1,155,701	0.3
173,559		Old Mutual PLC	476,441	0.1
40,400		ORIX Corp.	551,327	0.1
1,700		Osaka Securities Exchange Co. Ltd.	171,712	0.0
96,608		Oversea-Chinese Banking Corp.	759,449	0.2
707		Partners Group	191,370	0.0
95,877		Prudential PLC	1,564,988	0.3
42,958		QBE Insurance Group Ltd.	594,777	0.1
12,661		Ratos AB	98,189	0.0
54,946		Resolution Ltd.	238,009	0.1
74,100		Resona Holdings, Inc.	360,882	0.1
76,499	@	Royal Bank of Scotland Group PLC	317,456	0.1
139,762		Royal & Sun Alliance Insurance Group	253,557	0.1
16,986		Sampo OYJ	661,429	0.2
7,100		Softbank Investment Corp.	78,057	0.0
4,621		Schroders PLC	153,404	0.0
6,566		Scor S.A.	201,525	0.1
23,860		Segro PLC	101,221	0.0
57,000		Shinsei Bank Ltd.	129,438	0.0
21,000		Shizuoka Bank Ltd.	226,502	0.1
9,700		Hulic Co. Ltd.	104,065	0.0
39,000		Singapore Exchange Ltd.	215,568	0.1
107,843		Sino Land Co.	150,783	0.0
54,608		Skandinaviska Enskilda Banken AB	521,343	0.1
26,120		Societe Generale	898,928	0.2
7,800		Sony Financial Holdings, Inc.	122,808	0.0
90,974		Standard Chartered PLC	1,975,092	0.4
88,543		Standard Life PLC	465,976	0.1
101,630		Stockland	323,374	0.1
49,500		Sumitomo Mitsui Financial Group, Inc.	2,265,766	0.5
14,000		Sumitomo Realty & Development Co., Ltd.	557,957	0.1
58,915		Sun Hung Kai Properties Ltd.	756,589	0.2
46,863		Suncorp-Metway Ltd.	508,985	0.1
7,000		Suruga Bank Ltd.	126,941	0.0
18,792		Svenska Handelsbanken AB	752,891	0.2
31,537		Swedbank AB	722,341	0.2
25,079		Swire Pacific Ltd.	302,159	0.1
25,400		Swire Properties Ltd.	74,779	0.0
1,255		Swiss Life Holding	203,714	0.1
1,963		Swiss Prime Site AG	144,308	0.0
13,711		Swiss Re Ltd.	1,020,111	0.2
22,900		T&D Holdings, Inc.	306,324	0.1
27,850		Tokio Marine Holdings, Inc.	878,806	0.2
15,000		Tokyo Tatemono Co., Ltd.	124,816	0.0
20,000		Tokyu Land Corp.	183,079	0.0
137,245		UBS AG—Reg	2,329,575	0.5
3,517		Unibail-Rodamco SE	819,123	0.2
153,663		UniCredit SpA	718,353	0.2

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
47,775		Unione di Banche Italiane SCPA	$172,770	0.0
47,000		United Overseas Bank Ltd.	733,957	0.2
67		United Urban Investment Corp.	90,450	0.0
1,435		Wendel	147,990	0.0
82,837		Westfield Group	867,607	0.2
92,531		Westfield Retail Trust	261,687	0.1
118,223		Westpac Banking Corp.	3,103,943	0.7
56,264		Wharf Holdings Ltd.	469,603	0.1
36,882		Wheelock & Co., Ltd.	184,018	0.0
5,622		Zurich Insurance Group AG	1,457,274	0.3
			104,617,206	22.7

		Health Care: 9.6%
4,152		Actelion Ltd.—Reg	250,107	0.1
1,700		Alfresa Holdings Corp.	91,027	0.0
17,900		Astellas Pharma, Inc.	972,401	0.2
47,073		AstraZeneca PLC	2,225,570	0.5
31,252		Bayer AG	3,327,402	0.7
10,100		Chugai Pharmaceutical Co., Ltd.	209,063	0.1
2,639		Cochlear Ltd.	148,111	0.0
4,180	@	Coloplast A/S	234,055	0.1
20,298		CSL Ltd.	1,143,146	0.2
26,000		Daiichi Sankyo Co., Ltd.	433,285	0.1
10,800		Eisai Co., Ltd.	440,145	0.1
19,744	@	Elan Corp. PLC	277,068	0.1
10,292		Elekta AB	156,423	0.0
8,070		Essilor International SA	859,756	0.2
4,767		Fresenius AG	586,723	0.1
7,419		Fresenius Medical Care AG & Co. KGaA	525,865	0.1
7,415		Getinge AB	225,126	0.1
184,970		GlaxoSmithKline PLC	4,623,581	1.0
5,435		Grifols SA	199,677	0.1
2,600		Hisamitsu Pharmaceutical Co., Inc.	131,937	0.0
11,000	L	Kyowa Hakko Kogyo Co., Ltd.	124,337	0.0
2,318		Lonza Group AG	174,169	0.0
5,200		Medipal Holdings Corp.	70,500	0.0
2,007		Merck KGaA	305,223	0.1
1,900		Miraca Holdings, Inc.	87,311	0.0
8,100		Mitsubishi Tanabe Pharma Corp.	104,801	0.0
85,984		Novartis AG	6,090,294	1.3
15,472		Novo-Nordisk A/S	2,405,315	0.5
8,300		Olympus Corp.	252,215	0.1
3,300		Ono Pharmaceutical Co., Ltd.	224,631	0.1
4,370		Orion Oyj	102,397	0.0
12,100		Otsuka Holdings Co. Ltd.	399,529	0.1
8,862	@	Qiagen NV	173,406	0.0
2,256		Ramsay Health Care Ltd.	73,739	0.0
26,430		Roche Holding AG—Genusschein	6,559,856	1.4
44,851		Sanofi	4,636,697	1.0
2,700		Santen Pharmaceutical Co., Ltd.	116,842	0.0
14,600		Shionogi & Co., Ltd.	304,460	0.1
20,326		Shire PLC	644,139	0.1
34,631		Smith & Nephew PLC	387,865	0.1
14,766		Sonic Healthcare Ltd.	200,601	0.1
1,851		Sonova Holding AG—Reg	195,828	0.0
4,600		Suzuken Co., Ltd.	154,814	0.0
2,600		Sysmex Corp.	170,288	0.0
1,100		Taisho Pharmaceutical Holdings Co. Ltd.	78,074	0.0
30,400		Takeda Pharmaceutical Co., Ltd.	1,370,857	0.3
5,500		Terumo Corp.	273,388	0.1
33,226		Teva Phaemaceutical Industries Ltd.	1,300,392	0.3
5,039		UCB S.A.	270,496	0.1
838	@	William Demant Holding	69,237	0.0
			44,382,169	9.6

		Industrials: 11.7%
82,867		ABB Ltd.	1,795,061	0.4
14,590		Abertis Infraestructuras S.A.	254,209	0.1
6,653	L	ACS Actividades de Construccion y Servicios S.A.	175,999	0.0
4,916		Adecco S.A.	279,976	0.1
992		Aeroports de Paris	96,432	0.0
10,052		Aggreko PLC	251,246	0.1
13,783		Alfa Laval AB	281,522	0.1
30,000	L	All Nippon Airways Co., Ltd.	62,380	0.0
15,303	L	ALS Ltd./Queensland	133,218	0.0
7,838	@	Alstom	257,114	0.1
14,000		Amada Co., Ltd.	92,171	0.0
2,764		Andritz AG	141,813	0.0
29		AP Moller—Maersk A/S	195,255	0.0
53		AP Moller—Maersk A/S—Class B	379,142	0.1
39,000	L	Asahi Glass Co., Ltd.	252,790	0.1
38,956		Asciano Group	178,175	0.0
12,307		Assa Abloy AB	480,979	0.1
15,421		Altantia S.p.A.	251,519	0.1
26,444		Atlas Copco AB—Class A	637,349	0.1
16,615		Atlas Copco AB—Class B	355,573	0.1
39,544		Auckland International Airport Ltd.	90,950	0.0
65,737		Aurizon Holdings Ltd.	249,705	0.1
14,280		Babcock International Group	239,776	0.1
124,118		BAE Systems PLC	722,804	0.2
6,685		Bouygues S.A.	170,345	0.0
58,583		Brambles Ltd.	499,019	0.1
1,720		Brenntag AG	261,426	0.1
12,261		Bunzl PLC	239,141	0.1
8,312		Bureau Veritas SA	215,241	0.1
25,692		Capita Group PLC	377,649	0.1
51,053		Cathay Pacific Airways Ltd.	88,840	0.0
5,900		Central Japan Railway Co.	719,092	0.2
6,000		Chiyoda Corp.	70,763	0.0
15,320		Cie de Saint-Gobain	620,770	0.1
43,287		Cobham PLC	172,588	0.0
64,000		ComfortDelgro Corp., Ltd.	91,975	0.0

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
26,000	L	Dai Nippon Printing Co., Ltd.	$237,244	0.1
9,000		Daikin Industries Ltd.	363,778	0.1
12,910	@	Deutsche Lufthansa AG	261,522	0.1
31,341		Deutsche Post AG	777,818	0.2
6,971		DSV A/S	169,814	0.0
12,902		East Japan Railway Co.	1,004,195	0.2
2,489		easyJet PLC	49,061	0.0
6,400		Edenred	195,965	0.0
20,250		European Aeronautic Defence and Space Co. NV	1,083,385	0.2
37,586		Experian Group Ltd.	653,240	0.1
7,300		Fanuc Ltd.	1,056,506	0.2
16,172		Ferrovial SA	258,185	0.1
32,093		Fiat Industrial SpA	357,253	0.1
55,656		Group 4 Securicor PLC	196,244	0.0
6,958		GEA Group AG	246,362	0.1
1,472		Geberit AG—Reg	364,649	0.1
16,997		Groupe Eurotunnel S.A.	129,244	0.0
41,000		Hankyu Hanshin Holdings, Inc.	233,355	0.1
8,719		Hexagon AB	233,071	0.1
13,000		Hino Motors Ltd.	190,761	0.0
4,100		Hitachi Construction Machinery Co., Ltd.	82,697	0.0
209,400		Hutchison Port Holdings Trust	153,909	0.0
86,615		Hutchison Whampoa Ltd.	906,189	0.2
54,000		IHI Corp.	204,310	0.0
11,845	@	IMI PLC	223,262	0.1
32,094	@	International Consolidated Airlines Group SA	128,852	0.0
5,366		Intertek Group PLC	238,529	0.1
26,544		Invensys PLC	166,219	0.0
57,100		Itochu Corp.	660,299	0.1
2,500		Japan Airlines Co. Ltd.	128,702	0.0
9,000		JGC Corp.	324,112	0.1
10,600		LIXIL Group Corp.	258,118	0.1
8,100		JTEKT Corp.	90,792	0.0
31,000		Kajima Corp.	102,776	0.0
10,000		Kamigumi Co., Ltd.	80,481	0.0
57,000		Kawasaki Heavy Industries Ltd.	174,933	0.0
18,000		Keihin Electric Express Railway Co., Ltd.	154,530	0.0
21,000		Keio Corp.	144,280	0.0
13,000		Keisei Electric Railway Co., Ltd.	121,792	0.0
53,700		Keppel Corp., Ltd.	439,231	0.1
61,000		Kintetsu Corp.	267,790	0.1
35,500		Komatsu Ltd.	817,634	0.2
6,012		Kone OYJ	476,866	0.1
39,384		Koninklijke Philips Electronics NV	1,073,646	0.2
3,412		Koninklijke Boskalis Westminster NV	124,294	0.0
2,584		Koninklijke Vopak NV	152,516	0.0
42,000		Kubota Corp.	611,242	0.1
2,358		Kuehne & Nagel International AG	258,708	0.1
5,800		Kurita Water Industries Ltd.	122,764	0.0
8,260		Legrand S.A.	382,975	0.1
5,312		Leighton Holdings Ltd.	74,442	0.0
4,000		Makita Corp.	215,049	0.1
1,557		MAN AG	169,744	0.0
63,000		Marubeni Corp.	421,051	0.1
29,970		Meggitt PLC	236,126	0.1
60,400		Melrose Industries PLC	228,933	0.1
4,873		Metso OYJ	165,062	0.0
53,100		Mitsubishi Corp.	907,145	0.2
74,000		Mitsubishi Electric Corp.	691,464	0.2
121,000		Mitsubishi Heavy Industries Ltd.	672,707	0.1
66,007		Mitsui & Co., Ltd.	827,742	0.2
37,000		Mitsui OSK Lines Ltd.	143,787	0.0
57,658		MTR Corp.	211,883	0.1
3,800		Nabtesco Corp.	78,898	0.0
13,000		NGK Insulators Ltd.	160,648	0.0
4,200	L	Nidec Corp.	293,841	0.1
34,000		Nippon Express Co., Ltd.	161,452	0.0
62,000		Nippon Yusen KK	164,044	0.0
154,727		Noble Group Ltd.	117,675	0.0
18,000		NSK Ltd.	171,717	0.0
50,179		NWS Holdings Ltd.	76,929	0.0
20,000		Obayashi Corp.	103,702	0.0
23,000		Odakyu Electric Railway Co., Ltd.	224,610	0.1
27,768		Orkla ASA	227,351	0.1
9,115		Prysmian S.p.A.	170,039	0.0
4,352		Randstad Holdings NV	178,903	0.0
4,333		Rexel SA	97,625	0.0
74,406		Rolls-Royce Holdings PLC	1,281,159	0.3
8,854,314	@	Rolls-Royce Holdings PLC—C shares	13,467	0.0
8,493		Safran S.A.	443,387	0.1
38,510		Sandvik AB	459,937	0.1
11,867		Scania AB—B Shares	237,422	0.1
906		Schindler Holding AG	122,704	0.0
1,925		Schindler Holding AG	267,841	0.1
19,441		Schneider Electric S.A.	1,411,928	0.3
7,900		Secom Co., Ltd.	429,528	0.1
10,023		Securitas AB	87,624	0.0
10,903		Seek Ltd.	90,253	0.0
36,000		SembCorp Industries Ltd.	140,058	0.0
34,000		SembCorp Marine Ltd.	115,217	0.0
14,534		Serco Group PLC	136,680	0.0
205		SGS S.A.	440,119	0.1
21,000		Shimizu Corp.	84,419	0.0
30,535		Siemens AG	3,092,066	0.7
21,000		Singapore Airlines Ltd.	167,620	0.0
16,101		Skanska AB	266,829	0.1
13,139		SKF AB—B Shares	307,809	0.1
2,200		SMC Corp.	441,046	0.1
15,032		Smiths Group PLC	299,060	0.1
63,348		Snam Rete Gas S.p.A.	288,444	0.1
1,136		Societe BIC S.A.	113,962	0.0
51,500		Sojitz Corp.	85,447	0.0
58,000		Singapore Technologies Engineering Ltd.	191,061	0.0
867		Sulzer AG	138,445	0.0
45,000		Sumitomo Corp.	560,862	0.1
27,900		Sumitomo Electric Industries Ltd.	332,123	0.1
19,000		Sumitomo Heavy Industries	79,783	0.0

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
39,000		Taisei Corp.	$140,789	0.0
3,716		Thales S.A.	173,402	0.0
4,500		THK Co., Ltd.	94,424	0.0
11,964		TNT Express NV	89,638	0.0
37,000		Tobu Railway Co., Ltd.	190,684	0.0
43,000		Tokyu Corp.	281,553	0.1
29,874		Toll Holdings Ltd.	144,587	0.0
27,000		Toppan Printing Co., Ltd.	187,302	0.0
155,000		Toshiba Corp.	743,004	0.2
10,000		Toto Ltd.	101,680	0.0
8,500		Toyota Tsusho Corp.	218,560	0.1
49,105		Transurban Group	303,251	0.1
4,439		Travis Perkins PLC	98,290	0.0
3,795		Vallourec	192,582	0.0
17,757		Vinci S.A.	890,696	0.2
53,023		Volvo AB—B Shares	707,563	0.2
6,236		Wartsila OYJ	270,922	0.1
8,376		Weir Group PLC	273,887	0.1
6,700		West Japan Railway Co.	284,149	0.1
10,146		Wolseley PLC	468,135	0.1
14,900		Yamato Holdings Co., Ltd.	313,798	0.1
1,378		Zodiac Aerospace	182,463	0.0
			54,186,335	11.7

		Information Technology: 4.0%
26,500		AAC Technologies Holdings, Inc.	148,678	0.0
5,500		Advantest Corp.	90,622	0.0
12,374		Amadeus IT Holding S.A.	396,030	0.1
54,138		ARM Holdings PLC	654,915	0.2
7,200		ASM Pacific Technology Ltd.	79,040	0.0
11,808		ASML Holding NV	932,128	0.2
1,959	L	Atos Origin	145,589	0.0
8,300		Brother Industries Ltd.	93,135	0.0
42,900	L	Canon, Inc.	1,405,974	0.3
5,789		Capgemini S.A.	281,123	0.1
19,806		Computershare Ltd.	185,702	0.1
2,368		Dassault Systemes SA	289,432	0.1
114,784		Telefonaktiebolaget LM Ericsson	1,301,631	0.3
18,900		Fuji Photo Film Co., Ltd.	415,680	0.1
73,000		Fujitsu Ltd.	302,001	0.1
3,144		Gemalto NV	284,665	0.1
120	@, L	GungHo Online Entertainment, Inc.	131,103	0.0
2,200		Hamamatsu Photonics KK	79,449	0.0
1,400		Hirose Electric Co., Ltd.	184,394	0.0
182,000		Hitachi Ltd.	1,166,165	0.3
17,100		Hoya Corp.	351,716	0.1
4,700		Ibiden Co., Ltd.	73,154	0.0
41,998		Infineon Technologies AG	351,560	0.1
1,807		Keyence Corp.	575,730	0.1
3,400		Konami Corp.	72,179	0.0
19,500		Konica Minolta Holdings, Inc.	146,771	0.0
6,100		Kyocera Corp.	620,650	0.1
1,200	@	Mellanox Technologies Ltd.	59,660	0.0
8,400		Murata Manufacturing Co., Ltd.	638,945	0.1
105,000		NEC Corp.	229,935	0.1
1,992		NICE Systems Ltd.	73,243	0.0
3,900		Nintendo Co., Ltd.	459,182	0.1
14,000		Nippon Electric Glass Co., Ltd.	68,150	0.0
145,819	@, L	Nokia OYJ	543,601	0.1
3,900		Nomura Research Institute Ltd.	126,658	0.0
52		NTT Data Corp.	185,222	0.0
7,800		Omron Corp.	232,541	0.1
28,000		Ricoh Co., Ltd.	331,809	0.1
4,000		Rohm Co., Ltd.	162,445	0.0
48,004		Sage Group PLC/The	248,097	0.1
34,958		SAP AG	2,552,726	0.6
10,000		Shimadzu Corp.	80,496	0.0
25,768		STMicroelectronics NV	231,572	0.1
4,900		TDK Corp.	168,855	0.0
6,300		Tokyo Electron Ltd.	318,525	0.1
4,800		Trend Micro, Inc.	152,605	0.0
6,506		United Internet AG	183,404	0.0
583		Yahoo! Japan Corp.	287,078	0.1
10,300		Yokogawa Electric Corp.	123,134	0.0
			18,217,099	4.0

		Materials: 7.4%
11,865		Air Liquide	1,465,318	0.3
6,000		Air Water, Inc.	84,347	0.0
9,142		Akzo Nobel NV	515,844	0.1
88,666	@	Alumina Ltd.	78,911	0.0
46,365		Amcor Ltd.	428,503	0.1
50,040		Anglo American PLC	964,307	0.2
15,130		Antofagasta PLC	183,333	0.0
35,018		ArcelorMittal	391,931	0.1
2,310		Arkema	211,746	0.1
47,000		Asahi Kasei Corp.	310,112	0.1
34,874		BASF AG	3,110,520	0.7
123,024		BHP Billiton Ltd.	3,540,991	0.8
80,971		BHP Billiton PLC	2,064,598	0.5
10,994		Boliden AB	136,274	0.0
22,785		Boral Ltd.	87,183	0.0
26,517		CRH PLC	536,507	0.1
5,385		Croda International	203,070	0.1
13,000		Daicel Corp.	113,620	0.0
25,824		Fletcher Building Ltd.	168,179	0.0
58,435		Fortescue Metals Group Ltd.	160,863	0.0
7,910		Fresnillo PLC	106,792	0.0
279		Givaudan	359,512	0.1
380,637		Glencore Xstrata PLC	1,575,650	0.3
5,476		HeidelbergCement AG	366,895	0.1
7,000		Hitachi Metals Ltd.	78,405	0.0
9,190		Holcim Ltd.	639,682	0.1
15,793		Iluka Resources Ltd.	142,329	0.0
2,039		Imerys S.A.	125,193	0.0
57,537		Incitec Pivot Ltd.	149,807	0.0
17,200		Israel Chemicals Ltd.	168,911	0.0
16,704		James Hardie Industries SE	143,436	0.0
18,100		JFE Holdings, Inc.	396,534	0.1
8,004		Johnson Matthey PLC	319,801	0.1
9,700		JSR Corp.	196,266	0.1
5,775		K+S AG	213,426	0.1
8,000		Kansai Paint Co., Ltd.	102,121	0.0
87,000		Kobe Steel Ltd.	107,591	0.0

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
6,519		Koninklijke DSM NV	$424,994	0.1
13,800		Kuraray Co., Ltd.	193,410	0.0
7,251		Lafarge S.A.	445,231	0.1
3,139		Lanxess	189,036	0.0
6,522		Linde AG	1,215,351	0.3
57,500		Mitsubishi Chemical Holdings Corp.	269,486	0.1
22,000		Mitsubishi Gas Chemical Co., Inc.	161,295	0.0
40,000		Mitsubishi Materials Corp.	140,823	0.0
28,935		Newcrest Mining Ltd.	267,106	0.1
303,790		Nippon Steel Corp.	818,487	0.2
6,900		Nitto Denko Corp.	442,536	0.1
34,165		Norsk Hydro ASA	137,000	0.0
9,588		Novozymes A/S	307,106	0.1
25,000		OJI Paper Co., Ltd.	100,770	0.0
13,923		Orica Ltd.	262,456	0.1
3,332		Randgold Resources Ltd.	211,138	0.1
31,230		Rexam PLC	226,645	0.1
16,387		Rio Tinto Ltd.	785,355	0.2
48,331		Rio Tinto PLC	1,965,583	0.4
16,286		Shin-Etsu Chemical Co., Ltd.	1,077,894	0.2
49,000		Showa Denko KK	64,623	0.0
100		Sika AG	258,574	0.1
2,299		Solvay S.A.	301,027	0.1
26,805		Stora Enso OYJ (Euro Denominated Security)	179,492	0.0
57,000		Sumitomo Chemical Co., Ltd.	178,779	0.0
20,000		Sumitomo Metal Mining Co., Ltd.	222,773	0.1
3,590		Syngenta AG	1,399,952	0.3
36,000		Taiheiyo Cement Corp.	114,883	0.0
47,000		Teijin Ltd.	102,953	0.0
14,991	@	ThyssenKrupp AG	293,856	0.1
56,000		Toray Industries, Inc.	361,852	0.1
6,500		Toyo Seikan Kaisha Ltd.	100,053	0.0
37,000		Ube Industries Ltd./Japan	68,453	0.0
4,445		Umicore	184,577	0.0
24,043		UPM-Kymmene OYJ	235,643	0.1
4,474	L	Voestalpine AG	158,215	0.0
6,672	L	Yara International ASA	266,073	0.1
			34,081,988	7.4

		Telecommunication Services: 4.7%
6,092		Belgacom S.A.	136,400	0.0
70,390		Bezeq Israeli Telecommunication Corp., Ltd.	93,586	0.0
296,761		BT Group PLC	1,393,228	0.3
107,031		Deutsche Telekom AG	1,246,964	0.3
5,777		Elisa OYJ	112,801	0.0
70,678	@	France Telecom S.A.	669,275	0.2
11,118	@	Hellenic Telecommunications Organization S.A.	86,958	0.0
409		Iliad SA	88,363	0.0
16,163		Inmarsat PLC	165,527	0.0
21,600		KDDI Corp.	1,124,787	0.3
110,599		Koninklijke KPN NV	229,469	0.1
2,332		Millicom International Cellular S.A.	167,956	0.0
17,100		Nippon Telegraph & Telephone Corp.	891,267	0.2
576		NTT DoCoMo, Inc.	896,086	0.2
28,415	L	Portugal Telecom SGPS S.A.	110,546	0.0
302,000		Singapore Telecommunications Ltd.	894,468	0.2
34,500		Softbank Corp.	2,008,243	0.4
894		Swisscom AG	391,367	0.1
17,926		TDC A/S	145,282	0.0
11,746		Tele2 AB	137,892	0.0
93,455		Telecom Corp. of New Zealand Ltd.	162,736	0.0
363,824		Telecom Italia S.p.A.	253,585	0.1
281,728		Telecom Italia S.p.A. RNC	157,065	0.0
157,917	@	Telefonica S.A.	2,031,654	0.5
11,815		Telekom Austria AG	74,768	0.0
27,196		Telenor ASA	540,195	0.1
83,914		TeliaSonera AB	546,844	0.1
175,791		Telstra Corp., Ltd.	764,249	0.2
47,093		Vivendi	892,484	0.2
1,836,349	@	Vodafone Group PLC	5,262,416	1.1
4,894		Ziggo NV	196,577	0.1
			21,873,038	4.7

		Utilities: 3.4%
20,862		AGL Energy Ltd.	276,049	0.1
28,599		APA Group	156,722	0.0
206,063		Centrica PLC	1,127,112	0.2
20,236		Cheung Kong Infrastructure Holdings Ltd.	134,840	0.0
25,800		Chubu Electric Power Co., Inc.	365,457	0.1
10,344		Chugoku Electric Power Co., Inc.	162,196	0.0
69,103		CLP Holdings Ltd.	558,617	0.1
67,846		E.ON AG	1,111,899	0.2
3,800		Electric Power Development Co., Ltd.	118,806	0.0
9,725		Electricite de France SA	225,683	0.1
6,765	L	Enagas	167,203	0.0
66,758		Enel Green Power SpA	138,547	0.0
258,073	L	Enel S.p.A.	809,821	0.2
76,142		Energias de Portugal S.A.	245,615	0.1
16,683		Fortum OYJ	312,527	0.1
13,909	@, L	Gas Natural SDG S.A.	280,231	0.1
49,356		Gaz de France	968,105	0.2
6,400		Hokkaido Electric Power Co., Inc.	87,339	0.0
5,600		Hokuriku Electric Power Co.	87,872	0.0
235,061		Hong Kong & China Gas	573,562	0.1
54,302		Power Assets Holdings Ltd.	467,432	0.1
157,680		Iberdrola S.A.	833,272	0.2
28,000		Kansai Electric Power Co., Inc.	383,273	0.1
17,700		Kyushu Electric Power Co., Inc.	266,759	0.1
137,479		National Grid PLC	1,558,420	0.3
71,000		Osaka Gas Co., Ltd.	299,791	0.1

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
4,921	@, L	Red Electrica de Espana	$270,591	0.1
18,781		RWE AG	598,698	0.1
36,032		Scottish & Southern Energy PLC	834,419	0.2
8,031		Severn Trent PLC	203,360	0.0
6,500		Shikoku Electric Power Co., Inc.	117,378	0.0
11,378		Suez Environnement S.A.	147,054	0.0
52,101		Terna S.p.A	216,497	0.1
17,700		Tohoku Electric Power Co., Inc.	221,000	0.1
52,900		Tokyo Electric Power Co., Inc.	273,089	0.1
95,079		Tokyo Gas Co., Ltd.	524,556	0.1
26,033		United Utilities Group PLC	270,854	0.1
13,121		Veolia Environnement	149,804	0.0
			15,544,450	3.4

		Total Common Stock
		(Cost $320,690,202)	419,201,530	90.8

PREFERRED STOCK: 0.4%
		Consumer Discretionary: 0.4%
5,672		Porsche AG	438,004	0.1
3,150		ProSieben SAT.1 Media AG	135,104	0.0
5,533		Volkswagen AG	1,117,569	0.3
			1,690,677	0.4

		Materials: 0.0%
178		Fuchs Petrolub AG	14,112	0.0

		Total Preferred Stock
		(Cost $940,520)	1,704,789	0.4

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
4	@, L	Groupe Fnac	10	0.0

		Energy: 0.0%
32,816	@	Repsol SA	18,282	0.0

		Financials: 0.0%
10,250	@	First Pacific Co. Ltd.	401	0.0
15,860	@, X	Immoeast AG	—	—
1,884	@	New World Development Ltd.	—	—
			401	0.0

		Total Rights
		(Cost $19,299)	18,693	0.0

		Total Long-Term Investments
		(Cost $321,650,021)	420,925,012	91.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.4%
)		Securities Lending Collateralcc(1): 1.7%
1,912,276		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,912,298, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,950,522, due 12/01/17-06/01/43)	1,912,276	0.4
1,912,276		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,912,315, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,950,522, due 06/01/17-03/01/48)	1,912,276	0.4
1,912,276		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,912,315, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,950,522, due 07/01/32-07/01/43)	1,912,276	0.4
402,573		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $402,577, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $410,635, due 01/15/25-02/15/43)	402,573	0.1

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
1,912,276	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,912,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,950,522, due 12/04/13-08/27/32)	$1,912,276	0.4
		8,051,677	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.7%
30,944,383	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $30,944,383)	30,944,383	6.7

	Total Short-Term Investments
	(Cost $38,996,060)	38,996,060	8.4

	Total Investments in Securities (Cost $360,646,081)	$459,921,072	99.6
	Assets in Excess of Other Liabilities	1,868,813	0.4
	Net Assets	$461,789,885	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

**	Investment in affiliate

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $370,448,952.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$115,815,570
Gross Unrealized Depreciation	(26,343,450)
Net Unrealized Appreciation	$89,472,120

See Accompanying Notes to Financial Statements

ING INTERNATIONAL INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$371,218	$46,843,202	$—	$47,214,420
Consumer Staples	802,505	49,122,360	—	49,924,865
Energy	183,831	28,976,129	—	29,159,960
Financials	120,994	104,496,212	—	104,617,206
Health Care	1,143,146	43,239,023	—	44,382,169
Industrials	153,909	54,032,426	—	54,186,335
Information Technology	284,665	17,932,434	—	18,217,099
Materials	—	34,081,988	—	34,081,988
Telecommunication Services	145,282	21,727,756	—	21,873,038
Utilities	—	15,544,450	—	15,544,450
Total Common Stock	3,205,550	415,995,980	—	419,201,530
Preferred Stock	—	1,704,789	—	1,704,789
Rights	18,292	401	—	18,693
Short-Term Investments	30,944,383	8,051,677	—	38,996,060
Total Investments, at fair value	$34,168,225	$425,752,847	$—	$459,921,072
Other Financial Instruments+
Futures	220,521	—	—	220,521
Total Assets	$34,388,746	$425,752,847	$—	$460,141,593

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING International Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	496	09/20/13	$40,664,560	$220,521
			$40,664,560	$220,521

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.4%
		Consumer Discretionary: 20.2%
3,000		ABC-Mart, Inc.	$116,927	0.1
98		Accordia Golf Co., Ltd.	102,847	0.0
700		Aeon Fantasy Co., Ltd.	12,885	0.0
1,900		Aisan Industry Co., Ltd.	18,721	0.0
21,700		Aisin Seiki Co., Ltd.	828,559	0.2
6,000		Akebono Brake Industry Co., Ltd.	28,197	0.0
3,500		Alpen Co., Ltd.	67,286	0.0
1,700		Alpha Corp.	17,000	0.0
2,500		Alpine Electronics, Inc.	25,168	0.0
10		Amiyaki Tei Co., Ltd.	26,780	0.0
400		Amuse, Inc.	9,655	0.0
1,400		AOKI Holdings, Inc.	42,252	0.0
5,500		Aoyama Trading Co., Ltd.	146,338	0.1
3,000		Arata Corp.	11,726	0.0
1,900		Arc Land Sakamoto Co., Ltd.	29,587	0.0
3,000		Arnest One Corp.	58,796	0.0
1,200		Asahi Co., Ltd.	17,600	0.0
3,000		Asatsu-DK, Inc.	69,734	0.0
6,000		Ashimori Industry Co. Ltd	8,383	0.0
21,300		Asics Corp.	335,680	0.1
900		ASKUL Corp.	16,638	0.0
7,700		Autobacs Seven Co., Ltd.	117,136	0.1
4,200		Avex Group Holdings, Inc.	132,566	0.1
4,800		Belluna Co., Ltd.	51,198	0.0
7,700		Benesse Holdings, Inc.	277,792	0.1
6,400	@	Best Denki Co., Ltd.	11,201	0.0
87	L	BIC Camera, Inc.	37,605	0.0
2,400		Bookoff Corp.	16,885	0.0
76,000		Bridgestone Corp.	2,591,617	0.7
14,000		Calsonic Kansei Corp.	58,303	0.0
2,200		Can Do Co., Ltd.	32,892	0.0
5,800		Canon Sales Co., Inc.	77,655	0.0
26,200		Casio Computer Co., Ltd.	230,763	0.1
700		Central Sports Co., Ltd.	10,602	0.0
2,100		Chiyoda Co., Ltd.	53,764	0.0
2,300		Chofu Seisakusho Co., Ltd.	49,646	0.0
700		Chori Co., Ltd.	7,114	0.0
2,000		Chuo Spring Co., Ltd.	6,064	0.0
24,000	@	Clarion Co., Ltd.	29,869	0.0
2,700		Cleanup Corp.	21,369	0.0
6,000		Colowide Co., Ltd.	56,773	0.0
1,000		COOKPAD, Inc.	24,030	0.0
1,200		Corona Corp.	13,186	0.0
2,000		Daido Metal Co., Ltd.	13,624	0.0
5,800		Daidoh Ltd.	37,813	0.0
10,000	@	Daiei, Inc.	28,929	0.0
24,000		Daihatsu Motor Co., Ltd.	454,578	0.1
1,900		Daikoku Denki Co., Ltd.	36,271	0.0
2,900		Dainichi Co., Ltd.	21,830	0.0
1,300		Daisyo Corp.	16,400	0.0
8,300		DCM Japan Holdings Co., Ltd.	65,117	0.0
11,900	L	Dena Co., Ltd.	232,979	0.1
58,000		Denso Corp.	2,726,765	0.7
23,200		Dentsu, Inc.	802,595	0.2
10,000		Descente Ltd.	70,405	0.0
6,300		Don Quijote Co., Ltd.	305,830	0.1
1,900		Doshisha Co., Ltd.	27,062	0.0
4,800		Doutor Nichires Holdings Co., Ltd.	67,546	0.0
5,000		Dynic Corp.	8,672	0.0
3,000		Eagle Industry Co., Ltd.	37,359	0.0
15,000	@	Econach Co., Ltd.	7,116	0.0
8,700		EDION Corp.	49,269	0.0
3,200		Exedy Corp.	80,367	0.0
2,600		F&A Aqua Holdings, Inc.	38,330	0.0
5,300		Fast Retailing Co., Ltd.	1,788,774	0.5
3,100		FCC Co., Ltd.	73,102	0.0
1,000		Felissimo Corp.	11,295	0.0
2,000		Foster Electric Co., Ltd.	32,722	0.0
8,000		France Bed Holdings Co., Ltd.	15,295	0.0
1,200		F-Tech, Inc.	18,495	0.0
2,300		Fuji Co., Ltd.	41,682	0.0
75,000		Fuji Heavy Industries Ltd.	1,852,068	0.5
3,000		Fuji Kiko Co., Ltd.	9,107	0.0
5,000	L	Fuji Kyuko Co., Ltd.	50,592	0.0
236		Fuji Television Network, Inc.	474,422	0.1
10,000		Fujibo Holdings, Inc.	24,020	0.0
2,500		Fujikura Rubber Ltd.	8,518	0.0
14,000	L	Fujita Kanko, Inc.	58,427	0.0
9,000		Fujitsu General Ltd.	87,316	0.0
3,200		Funai Electric Co., Ltd.	31,440	0.0
3,000		Furukawa Battery Co., Ltd.	15,742	0.0
4,600		Futaba Industrial Co., Ltd.	20,918	0.0
8,000		Gakken Holdings Co., Ltd.	22,102	0.0
1,800		Genki Sushi Co., Ltd.	21,998	0.0
29		Geo Corp.	26,074	0.0
11,000		GLOBERIDE, Inc.	12,827	0.0
4,000		Goldwin, Inc.	18,935	0.0
4,000	L	Gourmet Kineya Co., Ltd.	27,647	0.0
15,000	L	GSI Creos Corp.	22,507	0.0
5,800		Gulliver International Co., Ltd.	38,834	0.0
16,000		Gunze Ltd.	38,675	0.0
14,000		H2O Retailing Corp.	127,981	0.1
3,860		Hakuhodo DY Holdings, Inc.	270,349	0.1
3,300		Hakuyosha Co., Ltd.	7,275	0.0
3,100		Happinet Corp.	22,946	0.0
2,800		Hard Off Corp. Co., Ltd.	19,472	0.0
1,400		Haruyama Trading Co., Ltd.	9,582	0.0
159,500	@	Haseko Corp.	194,315	0.1
4,200		Heiwa Corp.	73,606	0.0
1,220		Hiday Hidaka Corp.	25,326	0.0
2,000		Hikari Tsushin, Inc.	108,111	0.0
1,500		Hiramatsu, Inc.	10,554	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
2,000		HIS Co., Ltd.	$85,464	0.0
7,200		Hitachi Koki Co., Ltd.	57,598	0.0
196,300		Honda Motor Co., Ltd.	7,292,433	1.9
1,210		Honeys Co., Ltd.	13,227	0.0
3,400	@	Hoosiers Holdings Co. Ltd.	26,739	0.0
600		House of Rose Co., Ltd.	7,955	0.0
1,200		Hurxley Corp.	8,948	0.0
900		Ichibanya Co., Ltd.	31,171	0.0
3,000		Ichikawa Co., Ltd.	8,479	0.0
7,000	@	Ichikoh Industries Ltd.	10,557	0.0
16		Ikyu Corp.	19,046	0.0
2,500		Imasen Electric Industrial	37,942	0.0
1,700		Intage, Inc.	39,346	0.0
48,300		Isetan Mitsukoshi Holdings Ltd.	641,358	0.2
137,000		Isuzu Motors Ltd.	936,525	0.3
6,300		Izumi Co., Ltd.	170,085	0.1
20,000	@	Izutsuya Co., Ltd.	17,314	0.0
59,000		J Front Retailing Co., Ltd.	470,505	0.1
30,000	@	Janome Sewing Machine Co., Ltd.	22,661	0.0
2,000		Japan Vilene Co. Ltd.	10,126	0.0
8,000		Japan Wool Textile Co., Ltd.	56,951	0.0
3,700		Joban Kosan Co. Ltd.	6,051	0.0
5,000		Joshin Denki Co., Ltd.	41,774	0.0
2,000		JP-Holdings, Inc./Japan	10,667	0.0
15,670		JVC Kenwood Holdings, Inc.	36,962	0.0
2,300	L	Kadokawa Corp.	73,768	0.0
2,300		Kappa Create Co., Ltd.	42,574	0.0
4,000		Kasai Kogyo Co., Ltd.	20,628	0.0
4,000		Kawai Musical Instruments Manufacturing Co., Ltd.	6,973	0.0
17,000		KYB Co. Ltd.	84,793	0.0
4,300		Keihin Corp.	65,505	0.0
6,700		Keiyo Co., Ltd.	32,564	0.0
3,300		Kimoto Co., Ltd.	24,446	0.0
16,000	@	Kinki Nippon Tourist Co., Ltd.	20,597	0.0
7,000		Kinugawa Rubber Industrial Co., Ltd.	39,915	0.0
1,800		Kisoji Co., Ltd.	34,015	0.0
2,900		Kohnan Shoji Co., Ltd.	32,931	0.0
12,000		Koito Manufacturing Co., Ltd.	228,755	0.1
3,800		Kojima Co., Ltd.	11,858	0.0
9,000		Komatsu Seiren Co., Ltd.	43,449	0.0
3,100		Komeri Co., Ltd.	77,638	0.0
2,400		Konaka Co., Ltd.	26,171	0.0
2,200		Kourakuen Corp.	27,106	0.0
5,960	L	K’S Holdings Corp.	188,837	0.1
700		Kura Corp.	12,149	0.0
9,000		Kurabo Industries Ltd.	14,502	0.0
700		Kuraudia Co., Ltd.	8,605	0.0
2,200		Kyoritsu Maintenance Co., Ltd.	77,473	0.0
1,300		LEC, Inc.	14,930	0.0
5,200		Look, Inc.	15,222	0.0
1,200		Marche Corp.	9,935	0.0
900		Mars Engineering Corp.	17,168	0.0
30,500		Marui Group Co., Ltd.	303,829	0.1
4,500	@	Matsuya Co., Ltd.	54,768	0.0
2,100	L	Matsuya Foods Co., Ltd.	33,158	0.0
371,000		Mazda Motor Corp.	1,466,725	0.4
3,600		Megane TOP Co., Ltd.	50,197	0.0
3,700		Meiko Network Japan Co., Ltd.	48,481	0.0
1,800		Meiwa Estate Co., Ltd.	7,366	0.0
4,400		Misawa Homes Co., Ltd.	81,693	0.0
6,000		Mitsuba Corp.	93,280	0.0
565,000	@	Mitsubishi Motors Corp.	773,369	0.2
2,000		Mitsui Home Co., Ltd.	9,475	0.0
7,000		Mizuno Corp.	37,907	0.0
600		Monogatari Corp.	20,968	0.0
1,800		MOS Food Services, Inc.	33,365	0.0
4,100		Mr Max Corp.	13,609	0.0
2,600		Musashi Seimitsu Industry Co., Ltd.	62,572	0.0
15,000	@	Naigai Co., Ltd.	8,609	0.0
1,800		Nakayamafuku Co., Ltd.	13,825	0.0
26,000		Namco Bandai Holdings, Inc.	421,394	0.1
1,300		Next Co. Ltd	13,800	0.0
23,000		NGK Spark Plug Co., Ltd.	460,342	0.1
19,000		NHK Spring Co., Ltd.	219,371	0.1
10,000		Nice Holdings, Inc.	20,620	0.0
3,000		Nidec Copal Corp.	25,454	0.0
1,700		Nidec-Tosok Corp.	14,599	0.0
6,500		Nifco, Inc.	137,401	0.1
1,300		Nihon Eslead Corp.	13,952	0.0
3,700		Nihon Tokushu Toryo Co., Ltd.	14,578	0.0
43,400		Nikon Corp.	1,013,997	0.3
41,000		Nippon Columbia Co. Ltd.	16,974	0.0
1,800		Nippon Felt Co., Ltd.	7,599	0.0
9,000		Nippon Piston Ring Co., Ltd.	15,003	0.0
20,600		Nippon Television Network Corp.	376,400	0.1
7,100		Nishimatsuya Chain Co., Ltd.	68,538	0.0
294,700		Nissan Motor Co., Ltd.	2,953,663	0.8
8,000		Nissan Shatai Co., Ltd.	89,952	0.0
11,000		Nissei Build Kogyo Co., Ltd.	18,034	0.0
2,900		Nissen Holdings Co., Ltd.	9,199	0.0
16,000		Nisshinbo Industries, Inc.	113,895	0.1
5,100		Nissin Kogyo Co., Ltd.	92,350	0.0
4,650		Nitori Co., Ltd.	374,367	0.1
12,100		NOK Corp.	191,841	0.1
4,900		Noritsu Koki Co., Ltd.	31,834	0.0
3,100		Ohashi Technica, Inc.	24,584	0.0
18,000		Onward Kashiyama Co., Ltd.	148,886	0.1
7,200		Oriental Land Co., Ltd.	1,114,243	0.3
7,800		Pacific Industrial Co., Ltd.	61,141	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
900		Pal Co., Ltd.	$26,165	0.0
2,000		Paltac Corp.	26,472	0.0
7,000		PanaHome Corp.	45,124	0.0
267,600		Panasonic Corp.	2,154,730	0.6
3,600		Parco Co., Ltd.	36,558	0.0
4,400		Paris Miki Holdings, Inc.	22,068	0.0
1,500		PGM Holdings K K	14,096	0.0
1,600		PIA Corp.	25,325	0.0
1,800		Piolax, Inc.	43,735	0.0
36,700	@, L	Pioneer Corp.	71,288	0.0
2,600		Plenus Co., Ltd.	42,756	0.0
1,640		Point, Inc.	78,345	0.0
9,000		Press Kogyo Co., Ltd.	38,230	0.0
1,300		Renaissance, Inc.	8,856	0.0
4,000		Resort Solution Co., Ltd.	8,387	0.0
3,400		Resorttrust, Inc.	107,169	0.0
2,200		Right On Co., Ltd.	19,916	0.0
8,000		Riken Corp.	31,900	0.0
1,600		Ringer Hut Co., Ltd.	21,776	0.0
3,600		Rinnai Corp.	255,980	0.1
394	L	Riso Kyoiku Co. Ltd.	34,650	0.0
900		Roland Corp.	8,324	0.0
5,700		Round One Corp.	34,492	0.0
3,700		Royal Holdings Co., Ltd.	53,931	0.0
2,400		Ryohin Keikaku Co., Ltd.	196,738	0.1
5,000		Sagami Chain Co., Ltd.	39,330	0.0
1,900		Saizeriya Co., Ltd.	25,745	0.0
9,000		Sakai Ovex Co., Ltd.	11,843	0.0
1,300		San Holdings, Inc.	17,271	0.0
10,000		Sanden Corp.	39,284	0.0
4,500		Sangetsu Co., Ltd.	112,391	0.1
6,900		Sankyo Co., Ltd.	326,049	0.1
4,700		Sankyo Seiko Co., Ltd.	16,488	0.0
1,100		Sanoh Industrial Co., Ltd.	7,897	0.0
5,800		Sanrio Co., Ltd.	269,049	0.1
811,000	@, L,X	Sansui Electric Co., Ltd.	—	—
11,000		Sanyo Shokai Ltd.	27,489	0.0
4,800		Scroll Corp.	12,849	0.0
25,200		Sega Sammy Holdings, Inc.	631,465	0.2
14,000		Seiko Holdings Corp.	56,674	0.0
2,800		Seiren Co., Ltd.	17,419	0.0
48,000		Sekisui Chemical Co., Ltd.	509,689	0.2
77,000		Sekisui House Ltd.	1,112,533	0.3
6,800		Senshukai Co., Ltd.	58,657	0.0
120,000		Sharp Corp.	483,177	0.1
5,000		Shikibo Ltd.	5,536	0.0
5,600		Shimachu Co., Ltd.	137,700	0.1
2,800		Shimamura Co., Ltd.	339,898	0.1
9,200		Shimano, Inc.	783,701	0.2
2,400		Shimojima Co., Ltd.	22,977	0.0
5,000		Shinyei Kaisha	10,111	0.0
5,000		Shiroki Corp.	10,264	0.0
1,400		Shobunsha Publications, Inc.	8,271	0.0
16,000		Shochiku Co., Ltd.	147,683	0.1
3,900		Showa Corp.	50,210	0.0
159		Sky Perfect Jsat Corp.	72,697	0.0
146,912		Sony Corp.	3,103,695	0.8
2,200		Dunlop Sports Co. Ltd.	24,893	0.0
1,200		St. Marc Holdings Co., Ltd.	54,169	0.0
16,300		Stanley Electric Co., Ltd.	316,677	0.1
5,900		Start Today Co. Ltd.	115,531	0.1
2,700	L	Studio Alice Co., Ltd.	38,311	0.0
10,000		Suminoe Textile Co., Ltd.	23,091	0.0
17,700		Sumitomo Forestry Co., Ltd.	215,774	0.1
20,600		Sumitomo Rubber Industries, Inc.	336,277	0.1
49,700		Suzuki Motor Corp.	1,145,601	0.3
19,000	@	Yamada SxL Home Co. Ltd	26,179	0.0
7,000		T RAD Co., Ltd.	24,172	0.0
2,600		Tachi-S Co., Ltd.	34,704	0.0
25		Tact Home Co., Ltd.	45,305	0.0
3,800		Taiho Kogyo Co., Ltd.	49,450	0.0
3,000		Takamatsu Construction Group Co., Ltd.	47,402	0.0
33,000		Takashimaya Co., Ltd.	334,466	0.1
4,800		Takata Corp.	103,396	0.0
104		Take And Give Needs Co., Ltd.	23,175	0.0
2,000		Takihyo Co., Ltd.	8,673	0.0
2,500		Tamron Co., Ltd.	52,308	0.0
4,000		TBK Co., Ltd.	18,402	0.0
2,400		TPR Co., Ltd.	37,730	0.0
3,000		T-Gaia Corp.	28,352	0.0
11,000		Toabo Corp.	7,520	0.0
5,000		Toei Co., Ltd.	32,128	0.0
17,100		Toho Co., Ltd.	351,712	0.1
5,400		Tokai Rika Co., Ltd.	107,576	0.0
2,600		Tokai Rubber Industries, Inc.	23,312	0.0
6,000		Tokai Senko KK	6,520	0.0
720		Token Corp.	39,750	0.0
12,300		Tokyo Broadcasting System, Inc.	165,992	0.1
700		Tokyo Derica Co. Ltd.	11,890	0.0
19,000		Tokyo Dome Corp.	117,800	0.1
16,000		Tokyotokeiba Co., Ltd.	54,852	0.0
5,900		Tomy Co., Ltd.	27,567	0.0
4,000		Tonichi Carlife Group, Inc.	12,223	0.0
2,400		Topre Corp.	20,744	0.0
2,200		Toridoll.corp	22,841	0.0
3,000		Totenko Co., Ltd.	5,712	0.0
1,600		Touei Housing Corp.	31,291	0.0
2,000		Tow Co., Ltd.	12,152	0.0
16,000		Toyo Tire & Rubber Co., Ltd.	84,003	0.0
7,000		Toyoda Gosei Co., Ltd.	171,148	0.1
10,100		Toyota Boshoku Corp.	145,225	0.1
22,200		Toyota Industries Corp.	906,603	0.3
299,560		Toyota Motor Corp.	18,068,813	4.7
5,400		TS Tech Co., Ltd.	171,514	0.1
10,350		TSI Holdings Co. Ltd.	61,189	0.0
5,000		Tsukamoto Corp. Co., Ltd.	7,169	0.0
400		Tsutsumi Jewelry Co., Ltd.	9,181	0.0
5,100		TV Asahi Corp.	110,260	0.0
3,800		Tv Tokyo Holdings Corp.	65,266	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
3,700		Unipres Corp.	$66,274	0.0
2,100		United Arrows Ltd.	87,736	0.0
38,000	@	Unitika Ltd.	19,142	0.0
3,100		U-Shin Ltd.	21,981	0.0
3,230		USS Co., Ltd.	409,483	0.1
13,000		Wacoal Holdings Corp.	129,902	0.1
1,200		Watabe Wedding Corp.	8,797	0.0
2,600		WATAMI Co., Ltd.	46,153	0.0
2,500		Xebio Co., Ltd.	51,152	0.0
11,050		Yamada Denki Co., Ltd.	447,407	0.1
18,500		Yamaha Corp.	211,965	0.1
37,700		Yamaha Motor Co., Ltd.	488,290	0.1
2,900		Yamato International, Inc.	12,578	0.0
1,500		Yellow Hat Ltd.	30,187	0.0
1,900		Yokohama Reito Co., Ltd.	15,123	0.0
25,000		Yokohama Rubber Co., Ltd.	251,031	0.1
8,000		Yomiuri Land Co., Ltd.	60,037	0.0
1,600		Yorozu Corp.	26,565	0.0
46		Yoshinoya D&C Co., Ltd.	53,704	0.0
2,400		Zenrin Co., Ltd.	26,620	0.0
8,200	L	Zensho Holdings Co., Ltd.	93,574	0.0
			77,619,040	20.2

		Consumer Staples: 7.2%
80,700		Aeon Co., Ltd.	1,060,499	0.3
2,300		Aeon Hokkaido Corp.	11,401	0.0
1,300		Ain Pharmaciez, Inc.	56,035	0.0
69,000		Ajinomoto Co., Inc.	1,012,179	0.3
2,700		Arcs Co., Ltd.	52,694	0.0
1,500		Ariake Japan Co., Ltd.	36,527	0.0
51,800		Asahi Group Holdings, Ltd.	1,283,176	0.3
2,800		Belc Co., Ltd.	49,417	0.0
2,300		Calbee, Inc.	218,290	0.1
2,100		Cawachi Ltd.	43,597	0.0
2,200		CFS Corp.	8,563	0.0
3,300		Chubu Shiryo Co., Ltd.	17,638	0.0
5,670	L	Coca-Cola Central Japan Co., Ltd.	85,975	0.0
9,200		Coca-Cola West Co., Ltd.	163,149	0.1
1,720		Cocokara Fine Holdings, Inc.	54,579	0.0
1,000		Cosmos Pharmaceutical Corp.	101,408	0.0
1,900		Create SD Holdings	61,306	0.0
800		Daikokutenbussan Co., Ltd.	20,952	0.0
16	L	Dr Ci:Labo Co., Ltd.	42,549	0.0
1,200		Dydo Drinco, Inc.	47,587	0.0
1,600		Eco’s Co., Ltd.	9,772	0.0
8,000		Ezaki Glico Co., Ltd.	76,172	0.0
8,000		FamilyMart Co., Ltd.	341,348	0.1
5,200		Fancl Corp.	62,308	0.0
6,500		Fuji Oil Co., Ltd.	112,479	0.0
2,000		Fujicco Co., Ltd.	22,814	0.0
19,000		Fujiya Co., Ltd.	35,928	0.0
500		Genky Stores, Inc.	9,936	0.0
3,200		Harashin Narus Holdings Co., Ltd.	54,774	0.0
12,000	@	Hayashikane Sangyo Co., Ltd.	9,820	0.0
3,800		Heiwado Co., Ltd.	63,812	0.0
2,900		Hokuto Corp.	50,411	0.0
7,200		House Foods Corp.	117,423	0.0
3,700		Inageya Co., Ltd.	35,403	0.0
6,600		Ito En Ltd.	152,781	0.1
1,200		Itochu-Shokuhin Co., Ltd.	40,683	0.0
12,000		Itoham Foods, Inc.	52,921	0.0
9,000		Izumiya Co., Ltd.	40,858	0.0
145,100		Japan Tobacco, Inc.	5,121,675	1.3
22,000		J-Oil Mills, Inc.	68,174	0.0
9,000		Kagome Co., Ltd.	154,115	0.1
900		Kameda Seika Co. Ltd.	24,949	0.0
64,600		Kao Corp.	2,199,083	0.6
2,100		Kasumi Co., Ltd.	13,289	0.0
2,800		Kato Sangyo Co., Ltd.	58,397	0.0
13,000		Kewpie Corp.	191,839	0.1
2,600		KEY Coffee, Inc.	40,469	0.0
22,000		Kikkoman Corp.	365,965	0.1
110,000	L	Kirin Brewery Co., Ltd.	1,723,073	0.5
1,700		Kirindo Co., Ltd.	11,502	0.0
3,800		Kobayashi Pharmaceutical Co., Ltd.	200,262	0.1
4,400		Kose Corp.	121,743	0.0
200		Kusuri No Aoki Co. Ltd.	13,189	0.0
11,000		Kyodo Shiryo Co., Ltd.	11,847	0.0
10,000		Kyokuyo Co. Ltd.	25,648	0.0
8,700		Lawson, Inc.	663,891	0.2
700		Life Corp.	8,794	0.0
30,000		Lion Corp.	173,916	0.1
1,600		Mandom Corp.	53,106	0.0
7,000		Marudai Food Co., Ltd.	22,546	0.0
11,000		Maruetsu, Inc.	33,887	0.0
49,000		Maruha Nichiro Holdings, Inc.	98,081	0.0
3,300		Matsumotokiyoshi Holdings Co., Ltd.	95,271	0.0
4,900		Megmilk Snow Brand Co., Ltd.	72,948	0.0
8,600		MEIJI Holdings Co., Ltd.	412,990	0.1
700		Meito Sangyo Co., Ltd.	7,161	0.0
760		Milbon Co., Ltd.	26,797	0.0
700		Ministop Co., Ltd.	11,569	0.0
18,000		Mitsui Sugar Co., Ltd.	57,096	0.0
14,000		Miyoshi Oil & Fat Co., Ltd.	20,436	0.0
15,000		Morinaga & Co., Ltd.	30,212	0.0
30,000		Morinaga Milk Industry Co., Ltd.	87,621	0.0
10,000		Morozoff Ltd.	31,962	0.0
1,000		Nagatanien Co., Ltd.	8,989	0.0
2,000		Nakamuraya Co., Ltd.	8,236	0.0
3,000		Natori Co., Ltd.	27,638	0.0
8,000		Nichimo Co. Ltd	14,697	0.0
31,000		Nichirei Corp.	160,565	0.1
510		Nihon Chouzai Co., Ltd.	14,917	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	32,497	0.0
15,000		Nippon Flour Mills Co., Ltd.	75,496	0.0
15,000		Nippon Formula Feed Manufacturing Co., Ltd.	18,313	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
21,000		Nippon Meat Packers, Inc.	$321,221	0.1
30,800		Nippon Suisan Kaisha Ltd.	60,480	0.0
4,000		Nisshin Oillio Group Ltd.	14,631	0.0
25,500		Nisshin Seifun Group, Inc.	305,564	0.1
10,200		Nissin Food Products Co., Ltd.	412,495	0.1
16,000		Oenon Holdings, Inc.	37,013	0.0
1,000		OIE Sangyo Co., Ltd.	8,036	0.0
2,000		Okuwa Co., Ltd.	20,408	0.0
2,300		Olympic Group Corp.	16,448	0.0
2,100		Pigeon Corp.	167,336	0.1
2,200		Pola Orbis Holdings, Inc.	74,411	0.0
9,000		Prima Meat Packers Ltd.	17,941	0.0
1,500		Rock Field Co., Ltd.	28,344	0.0
2,500		Mitsubishi Shokuhin Co. Ltd.	62,382	0.0
4,000		S Foods, Inc.	36,318	0.0
1,300		Sakata Seed Corp.	18,023	0.0
700		San-A Co., Ltd.	33,903	0.0
37,000		Sapporo Holdings Ltd.	135,788	0.0
95,800		Seven & I Holdings Co., Ltd.	3,508,517	0.9
42,400		Shiseido Co., Ltd.	630,862	0.2
1,000		Sogo Medical Co., Ltd.	37,933	0.0
2,400		ST Corp.	24,517	0.0
5,000		Starzen Co., Ltd.	13,085	0.0
3,800		Sugi Pharmacy Co., Ltd.	144,532	0.1
4,800		Sundrug Co., Ltd.	203,705	0.1
22,000		Takara Holdings, Inc.	191,724	0.1
4,000		Tobu Store Co., Ltd.	10,692	0.0
7,000		Toho Co., Ltd./Hyogo	25,153	0.0
4,300		Torigoe Co., Ltd.	27,681	0.0
13,000		Toyo Suisan Kaisha Ltd.	432,545	0.1
2,100		Tsuruha Holdings, Inc.	198,495	0.1
13,700		Uni-Charm Corp.	774,851	0.2
4,000		Aderans Co. Ltd.	55,506	0.0
20,300		UNY Co., Ltd.	136,525	0.1
3,800		Valor Co., Ltd.	70,603	0.0
2,600		Warabeya Nichiyo Co., Ltd.	39,748	0.0
440		Welcia Holdings Co. Ltd	20,186	0.0
2,500		Yaizu Suisankagaku Industry Co., Ltd.	21,563	0.0
14,900	L	Yakult Honsha Co., Ltd.	617,854	0.2
11,000		Yamatane Corp.	18,621	0.0
1,230		Yamaya Corp.	17,074	0.0
20,000		Yamazaki Baking Co., Ltd.	234,722	0.1
900		Yamazawa Co., Ltd.	14,172	0.0
1,800		Yaoko Co., Ltd.	66,227	0.0
4,000		Yomeishu Seizo Co., Ltd.	32,661	0.0
2,200		Yonekyu Corp.	17,368	0.0
			27,689,879	7.2

		Energy: 1.1%
4,700		AOC Holdings, Inc.	14,707	0.0
59,000		Cosmo Oil Co., Ltd.	108,508	0.0
2,000		Fuji Kosan Co., Ltd.	11,868	0.0
2,900		Idemitsu Kosan Co., Ltd.	222,305	0.1
318		Inpex Holdings, Inc.	1,321,672	0.4
2,600		Itochu Enex Co., Ltd.	13,366	0.0
800		Japan Drilling Co. Ltd.	56,544	0.0
4,000		Japan Oil Transportation Co., Ltd.	8,546	0.0
4,700		Japan Petroleum Exploration Co.	190,304	0.1
266,210		JX Holdings, Inc.	1,285,371	0.3
4,000		Kanto Natural Gas Development Ltd	27,160	0.0
3,800		Mitsuuroko Co., Ltd.	18,506	0.0
2,700		Modec, Inc.	78,772	0.0
3,600		Nippon Gas Co., Ltd.	40,669	0.0
3,500		Sala Corp.	18,513	0.0
4,000		San-Ai Oil Co., Ltd.	14,768	0.0
5,100		Shinko Plantech Co., Ltd.	38,309	0.0
21,700		Showa Shell Sekiyu KK	178,035	0.1
8,000		Sinanen Co., Ltd.	29,582	0.0
37,000	L	TonenGeneral Sekiyu KK	358,031	0.1
9,000		Toyo Kanetsu K K	22,424	0.0
			4,057,960	1.1

		Financials: 19.1%
40,000		77 Bank Ltd.	189,949	0.1
5,210		Acom Co., Ltd.	165,744	0.1
8,300		Aeon Credit Service Co., Ltd.	235,118	0.1
10,700		Aeon Mall Co., Ltd.	265,445	0.1
1,000		Aichi Bank Ltd.	45,035	0.0
18,750	@	Aiful Corp.	156,988	0.1
6,800		Airport Facilities Co., Ltd.	40,265	0.0
14,000		Akita Bank Ltd.	34,663	0.0
23,000		Aomori Bank Ltd.	57,498	0.0
79,000		Aozora Bank Ltd.	246,723	0.1
20,000		Awa Bank Ltd.	111,532	0.0
800		Bank of Iwate Ltd.	30,832	0.0
44,000		Bank of Kyoto Ltd.	366,432	0.1
23,000		Bank of Nagoya Ltd.	90,223	0.0
2,200		Bank of Okinawa Ltd.	92,589	0.0
12,000		Bank of Saga Ltd.	24,537	0.0
1,200		Bank of the Ryukyus Ltd.	15,104	0.0
150,000		Bank of Yokohama Ltd.	773,798	0.2
6,200		Century Leasing System, Inc.	161,297	0.1
91,000		Chiba Bank Ltd.	620,886	0.2
5,100	@	Chiba Kogyo Bank Ltd.	37,175	0.0
21,000		Chugoku Bank Ltd.	294,262	0.1
17,000		Chukyo Bank Ltd.	31,395	0.0
464,440		Sumitomo Mitsui Trust Holdings, Inc.	2,167,011	0.6
19,300		Credit Saison Co., Ltd.	484,952	0.1
7,600		Daibiru Corp.	84,702	0.0
1,218		Dai-ichi Life Insurance Co., Ltd.	1,748,494	0.5
2,500		Daiko Clearing Services Corp.	15,835	0.0
31,000		Daikyo, Inc.	92,733	0.0
23,000		Daisan Bank Ltd.	37,056	0.0
30,000		Daishi Bank Ltd.	98,837	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
13,000		Daito Bank Ltd.	$10,229	0.0
9,800		Daito Trust Construction Co., Ltd.	923,353	0.3
67,000		Daiwa House Industry Co., Ltd.	1,248,011	0.3
232,000		Daiwa Securities Group, Inc.	1,942,982	0.5
500		eGuarantee, Inc.	10,544	0.0
21,000		Ehime Bank Ltd.	51,591	0.0
14,000		Eighteenth Bank Ltd.	32,426	0.0
11,800		FIDEA Holdings Co., Ltd.	25,735	0.0
900		Financial Products Group Co. Ltd.	10,591	0.0
23,000		Fukui Bank Ltd.	49,176	0.0
102,000		Fukuoka Financial Group, Inc.	433,823	0.1
10,000		Fukushima Bank Ltd.	7,450	0.0
2,200		Fuyo General Lease Co., Ltd.	82,145	0.0
2,520		Goldcrest Co., Ltd.	57,952	0.0
55,000		Gunma Bank Ltd.	304,095	0.1
47,000		Hachijuni Bank Ltd.	274,226	0.1
4,600		Heiwa Real Estate Co., Ltd.	76,648	0.0
12,000		Higashi-Nippon Bank Ltd.	24,809	0.0
12,000		Higo Bank Ltd.	70,736	0.0
61,000		Hiroshima Bank Ltd.	259,639	0.1
6,200		Hitachi Capital Corp.	122,523	0.0
31,000		Hokkoku Bank Ltd.	61,778	0.0
32,000		Hokkoku Bank Ltd.	110,895	0.0
154,000		Hokugin Financial Group, Inc.	314,463	0.1
24,000		Hyakugo Bank Ltd.	99,734	0.0
26,000		Hyakujushi Bank Ltd.	84,815	0.0
2,700		IBJ Leasing Co., Ltd.	77,557	0.0
4,200		Ichiyoshi Securities Co., Ltd.	49,647	0.0
2,000		Iida Home Max	33,861	0.0
3,700		Iwai Securities Co., Ltd.	42,821	0.0
26,000		Iyo Bank Ltd.	248,498	0.1
12,000		Jaccs Co., Ltd.	61,305	0.0
3,600		Jafco Co., Ltd.	136,741	0.1
27,000	@	Japan Asia Investment Co., Ltd.	26,911	0.0
5,400		Japan Securities Finance Co., Ltd.	39,226	0.0
13,700		Jimoto Holdings, Inc.	33,020	0.0
800		Jowa Holdings Co. Ltd	18,842	0.0
96,000		Joyo Bank Ltd.	524,300	0.2
26,000		Juroku Bank Ltd.	94,918	0.0
13,300		kabu.com Securities Co., Ltd.	66,196	0.0
14,000		Kagoshima Bank Ltd.	88,950	0.0
27,000		Kansai Urban Banking Corp.	29,266	0.0
7,000		Keihanshin Building Co. Ltd.	39,015	0.0
14,000		Keiyo Bank Ltd.	70,558	0.0
23,900	@	Kenedix, Inc.	100,216	0.0
1,400		Kita-Nippon Bank Ltd.	31,241	0.0
100,000		Kiyo Holdings, Inc.	130,935	0.1
7,000		Kosei Securities Co., Ltd.	17,521	0.0
3,100		Kyokuto Securities Co., Ltd.	49,432	0.0
2,300		Land Business Co., Ltd.	14,316	0.0
19,800	@	Leopalace21 Corp.	84,855	0.0
9,500		Marusan Securities Co., Ltd.	58,067	0.0
11,200		Matsui Securities Co., Ltd.	99,122	0.0
17,000		Michinoku Bank Ltd.	32,909	0.0
5,000		Mie Bank Ltd.	10,381	0.0
8,000		Minato Bank Ltd.	14,057	0.0
4,000		Mito Securities Co., Ltd.	16,745	0.0
160,000		Mitsubishi Estate Co., Ltd.	4,259,821	1.1
1,739,400		Mitsubishi UFJ Financial Group, Inc.	10,742,308	2.8
57,300		Mitsubishi UFJ Lease & Finance Co., Ltd.	271,862	0.1
108,000		Mitsui Fudosan Co., Ltd.	3,175,205	0.8
67,311		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,705,001	0.5
22,000		Miyazaki Bank Ltd.	66,016	0.0
2,966,200		Mizuho Financial Group, Inc.	6,159,888	1.6
286		Monex Beans Holdings, Inc.	103,273	0.0
3,800		Musashino Bank Ltd.	125,577	0.1
13,000		Nagano Bank Ltd.	24,199	0.0
22,000		Nanto Bank Ltd.	89,610	0.0
79,000		Nishi-Nippon City Bank Ltd.	206,003	0.1
2,900		Nisshin Fudosan Co.	19,276	0.0
49,750		NKSJ Holdings, Inc.	1,182,290	0.3
473,200		Nomura Holdings, Inc.	3,483,116	0.9
9,700		Nomura Real Estate Holdings, Inc.	214,270	0.1
33,000		North Pacific Bank Ltd.	121,318	0.0
165		NTT Urban Development Corp.	202,521	0.1
19,000		Ogaki Kyoritsu Bank Ltd.	55,294	0.0
17,000		Oita Bank Ltd.	53,824	0.0
18,000		Okasan Securities Group, Inc.	148,685	0.1
45,000	@	Orient Corp.	108,078	0.0
133,400		ORIX Corp.	1,820,472	0.5
5,700		Osaka Securities Exchange Co. Ltd.	575,739	0.2
4,900		Osaka Securities Finance Co., Ltd.	13,962	0.0
1,800		Pocket Card Co., Ltd.	11,450	0.0
200		Relo Holdings, Inc.	9,878	0.0
230,100		Resona Holdings, Inc.	1,120,632	0.3
800		Ricoh Leasing Co., Ltd.	21,365	0.0
15,000		San-In Godo Bank Ltd.	111,105	0.0
29,960		Softbank Investment Corp.	329,379	0.1
19,230		Senshu Ikeda Holdings, Inc.	99,768	0.0
70,900		Seven Bank Ltd.	257,019	0.1
24,000		Shiga Bank Ltd.	123,029	0.0
13,000		Shikoku Bank Ltd.	30,717	0.0
1,200		Shimizu Bank Ltd.	34,998	0.0
202,000		Shinsei Bank Ltd.	458,712	0.1
69,000		Shizuoka Bank Ltd.	744,219	0.2

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
30,400		Hulic Co. Ltd.	$326,142	0.1
24,100		Sony Financial Holdings, Inc.	379,444	0.1
173,352		Sumitomo Mitsui Financial Group, Inc.	7,934,850	2.1
1,010		Sumitomo Real Estate Sales Co., Ltd.	56,211	0.0
55,000		Sumitomo Realty & Development Co., Ltd.	2,191,975	0.6
26		Sun Frontier Fudousan Co., Ltd.	21,735	0.0
27,000		Suruga Bank Ltd.	489,631	0.1
80,500		T&D Holdings, Inc.	1,076,814	0.3
7,000		Taiko Bank Ltd.	15,277	0.0
14,800		Takara Leben Co., Ltd.	56,725	0.0
9,100		TOC Co., Ltd.	58,988	0.0
10,000		Tochigi Bank Ltd.	34,436	0.0
16,000		Toho Bank Ltd.	48,913	0.0
24,000		Tohoku Bank Ltd.	34,095	0.0
24,900		Tokai Tokyo Financial Holdings	169,447	0.1
88,000		Tokio Marine Holdings, Inc.	2,776,837	0.7
5,000		Tokyo Rakutenchi Co., Ltd.	24,227	0.0
44,000		Tokyo Tatemono Co., Ltd.	366,126	0.1
2,700		Tokyo Tatemono Real Estate Sales Co., Ltd.	12,993	0.0
15,000		Tokyo Theatres Co., Inc.	22,876	0.0
4,400		Tokyo Tomin Bank Ltd.	52,029	0.0
50,000		Tokyu Land Corp.	457,698	0.1
2,200		Tokyu Livable, Inc.	42,194	0.0
11,000		Tomato Bank Ltd.	19,866	0.0
21,500		TOMONY Holdings, Inc.	83,487	0.0
4,100		Tosei Corp.	29,241	0.0
17,000		Tottori Bank Ltd.	32,891	0.0
13,000		Towa Bank Ltd.	11,811	0.0
15,000		Toyo Securities Co., Ltd.	45,164	0.0
3,800		Tsukuba Bank Ltd.	13,219	0.0
1,700		Yachiyo Bank Ltd.	51,397	0.0
11,000		Yamagata Bank Ltd.	45,973	0.0
23,000		Yamaguchi Financial Group, Inc.	226,302	0.1
9,000		Yamanashi Chuo Bank Ltd.	38,018	0.0
2,100		Zenkoku Hosho Co. Ltd.	67,151	0.0
			73,442,970	19.1

		Health Care: 5.7%
6,700		Alfresa Holdings Corp.	358,752	0.1
700		As One Corp.	17,407	0.0
5,000		ASKA Pharmaceutical Co., Ltd.	32,096	0.0
53,800		Astellas Pharma, Inc.	2,922,637	0.8
1,800		BML, Inc.	45,579	0.0
28,800		Chugai Pharmaceutical Co., Ltd.	596,141	0.2
1,700		CMIC Co., Ltd.	34,975	0.0
900		Create Medic Co., Ltd.	7,694	0.0
79,600		Daiichi Sankyo Co., Ltd.	1,326,519	0.4
19,900		Dainippon Sumitomo Pharma Co., Ltd.	263,186	0.1
600		Daito Pharmaceutical Co. Ltd	7,532	0.0
2,800		Eiken Chemical Co., Ltd.	44,420	0.0
29,700		Eisai Co., Ltd.	1,210,398	0.3
40	L	EPS Co., Ltd.	44,644	0.0
1,700		Falco Biosystems Ltd.	21,027	0.0
7,700		Hisamitsu Pharmaceutical Co., Inc.	390,736	0.1
4,000		Hitachi Medical Corp.	51,168	0.0
1,300		Hogy Medical Co., Ltd.	74,198	0.0
80	@	I’rom Holdings Co., Ltd.	6,438	0.0
9,000		Jeol Ltd.	41,801	0.0
8,000		Kaken Pharmaceutical Co., Ltd.	118,530	0.0
3,500		Kissei Pharmaceutical Co., Ltd.	70,635	0.0
7,200		Kyorin Co., Ltd.	165,559	0.1
32,000	L	Kyowa Hakko Kogyo Co., Ltd.	361,707	0.1
53		M3, Inc.	118,877	0.0
23,800		Medipal Holdings Corp.	322,673	0.1
5,800		Miraca Holdings, Inc.	266,527	0.1
24,100		Mitsubishi Tanabe Pharma Corp.	311,814	0.1
8,000		Mochida Pharmaceutical Co., Ltd.	101,496	0.0
3,900		Nagaileben Co., Ltd.	64,896	0.0
3,900		Nichii Gakkan Co.	33,658	0.0
3,700		Nichi-iko Pharmaceutical Co., Ltd.	79,535	0.0
4,900		Nihon Kohden Corp.	187,115	0.1
8,000		Nikkiso Co., Ltd.	104,884	0.0
5,000		Nippon Chemiphar Co., Ltd.	27,023	0.0
4,000		Nippon Shinyaku Co., Ltd.	66,708	0.0
11,400		Nipro Corp.	126,968	0.0
2,300		Nissui Pharmaceutical Co., Ltd.	25,755	0.0
27,000		Olympus Corp.	820,460	0.2
11,800		Ono Pharmaceutical Co., Ltd.	803,225	0.2
47,900		Otsuka Holdings Co. Ltd.	1,581,607	0.4
1,900		Paramount Bed Holdings Co. Ltd.	62,527	0.0
10,000		Rohto Pharmaceutical Co., Ltd.	141,872	0.1
8,000		Santen Pharmaceutical Co., Ltd.	346,198	0.1
1,600		Sawai Pharmaceutical Co., Ltd.	191,030	0.1
2,300		Seikagaku Corp.	27,767	0.0
1,100	L	Shin Nippon Biomedical Laboratories Ltd.	14,215	0.0
38,300		Shionogi & Co., Ltd.	798,685	0.2
3,000		Ship Healthcare Holdings, Inc.	110,283	0.0
9,100		Suzuken Co., Ltd.	306,262	0.1
8,300		Sysmex Corp.	543,612	0.2

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
1,800		Taiko Pharmaceutical Co. Ltd.	$23,067	0.0
6,200		Taisho Pharmaceutical Holdings Co. Ltd.	440,053	0.1
91,300		Takeda Pharmaceutical Co., Ltd.	4,117,081	1.1
17,600		Terumo Corp.	874,841	0.2
6,800		Toho Holdings Co., Ltd.	112,555	0.0
1,600		Tokai Corp./Gifu	45,251	0.0
3,000		Torii Pharmaceutical Co., Ltd.	64,419	0.0
1,400		Towa Pharmaceutical Co., Ltd.	56,997	0.0
2,000		Tsukui Corp.	19,291	0.0
7,800		Tsumura & Co.	229,869	0.1
7,500		Vital KSK Holdings, Inc.	56,530	0.0
5,000		Wakamoto Pharmaceutical Co., Ltd.	13,620	0.0
2,000		ZERIA Pharmaceutical Co., Ltd.	30,406	0.0
			21,883,431	5.7

		Industrials: 19.7%
1,800		Advan Co., Ltd.	23,345	0.0
1,800		Aeon Delight Co., Ltd.	32,650	0.0
6,200		Aica Kogyo Co., Ltd.	124,271	0.0
8,800		Aichi Corp.	42,242	0.0
2,300		Aida Engineering Ltd.	17,554	0.0
1,500		Airtech Japan Ltd.	7,146	0.0
458,000	L	All Nippon Airways Co., Ltd.	952,340	0.3
34,000		Amada Co., Ltd.	223,843	0.1
3,000		Anest Iwata Corp.	13,895	0.0
6,000	@	Arrk Corp.	13,457	0.0
4,300		Asahi Diamond Industrial Co., Ltd.	40,644	0.0
122,000	L	Asahi Glass Co., Ltd.	790,779	0.2
3,600		Asahi Kogyosha Co., Ltd.	12,696	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	8,210	0.0
3,100		Azuma Shipping Co. Ltd	7,510	0.0
2,000		Bando Chemical Industries Ltd.	7,252	0.0
4,000		Bunka Shutter Co., Ltd.	21,205	0.0
23,000		Central Glass Co., Ltd.	72,153	0.0
19,300		Central Japan Railway Co.	2,352,285	0.6
1,900		Central Security Patrols Co., Ltd.	17,378	0.0
21,000		Chiyoda Corp.	247,670	0.1
1,300		Chiyoda Integre Co., Ltd.	16,326	0.0
5,300		Chudenko Corp.	51,993	0.0
5,000		Chugai Ro Co., Ltd.	12,723	0.0
5,900		CKD Corp.	50,899	0.0
12,800		COMSYS Holdings Corp.	163,420	0.1
4,000		Cosel Co., Ltd.	51,101	0.0
2,700		CTI Engineering Co., Ltd.	20,115	0.0
75,000	L	Dai Nippon Printing Co., Ltd.	684,358	0.2
7,000		Dai-Dan Co., Ltd.	36,295	0.0
9,500		Daifuku Co., Ltd.	69,200	0.0
8,000		Daihen Corp.	34,533	0.0
15,000		Daiho Corp.	18,131	0.0
27,000	@	Daiichi Chuo KK	29,079	0.0
9,000		Daiichi Jitsugyo Co., Ltd.	38,209	0.0
31,400		Daikin Industries Ltd.	1,269,182	0.3
3,500		Daiseki Co., Ltd.	61,229	0.0
7,000	@	Danto Holdings Corp.	7,044	0.0
1,200		Denyo Co., Ltd.	17,298	0.0
11		Dream Incubator, Inc.	15,784	0.0
7,000		Duskin Co., Ltd.	131,620	0.1
42,700		East Japan Railway Co.	3,323,450	0.9
48,000		Ebara Corp.	256,227	0.1
700		Ebara Jitsugyo Co. Ltd.	9,196	0.0
10,000	@	Enshu Ltd.	13,905	0.0
24,300		Fanuc Ltd.	3,516,864	0.9
13,800		Fudo Tetra Corp.	19,563	0.0
65,000		Fuji Electric Holdings Co., Ltd.	228,545	0.1
37,000		Fujikura Ltd.	130,972	0.1
7,000		Fujitec Co., Ltd.	70,090	0.0
6,000		Fukuda Corp.	17,898	0.0
2,600		Fukushima Industries Corp.	31,487	0.0
11,000		Fukuyama Transporting Co., Ltd.	63,742	0.0
4,000	@	FULLCAST Holdings Co., Ltd.	7,231	0.0
6,200		Funai Consulting Co., Ltd.	45,576	0.0
30,000		Furukawa Co., Ltd.	50,773	0.0
70,000		Furukawa Electric Co., Ltd.	161,943	0.1
5,200		Futaba Corp.	61,858	0.0
1,700		Gakujo Co., Ltd.	10,817	0.0
8,200		Glory Ltd.	192,385	0.1
46,000		GS Yuasa Corp.	191,423	0.1
600		Hamakyorex Co., Ltd.	20,672	0.0
155,000		Hankyu Hanshin Holdings, Inc.	882,196	0.2
23,000		Hanwa Co., Ltd.	87,358	0.0
12,100		Hazama Corp.	26,885	0.0
2,200		Hibiya Engineering Ltd.	21,497	0.0
30,000		Hino Motors Ltd.	440,218	0.1
1,400		Hirakawa Hewtech Corp.	10,543	0.0
5,000		Hisaka Works Ltd.	42,616	0.0
13,400		Hitachi Construction Machinery Co., Ltd.	270,277	0.1
3,400		Hitachi Transport System Ltd.	55,851	0.0
80,500		Hitachi Zosen Corp.	113,457	0.0
5,200		Hoshizaki Electric Co., Ltd.	166,527	0.1
5,000		Hosokawa Micron Corp.	34,215	0.0
20,000		Howa Machinery Ltd.	19,335	0.0
5,300		Ichinen Holdings Co., Ltd.	36,292	0.0
1,000		Idec Corp.	9,612	0.0
165,000		IHI Corp.	624,281	0.2
7,300		Iino Kaiun Kaisha Ltd.	39,561	0.0
1,900		Inaba Denki Sangyo Co., Ltd.	48,833	0.0
2,600		Inaba Seisakusho Co., Ltd.	39,753	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
7,200		Inabata & Co., Ltd.	$59,168	0.0
5,800	L	Inui Steamship Co., Ltd.	19,580	0.0
22,000		Iseki & Co., Ltd.	63,032	0.0
8,000		Ishii Iron Works Co., Ltd.	18,526	0.0
181,800		Itochu Corp.	2,102,316	0.6
2,600		Itoki Corp.	14,099	0.0
6,000	@, L	Iwasaki Electric Co., Ltd.	10,717	0.0
21,000		Iwatani International Corp.	74,040	0.0
26,300		Japan Airlines Co. Ltd.	1,353,942	0.4
5,900		Japan Airport Terminal Co., Ltd.	93,382	0.0
5,100	@	Japan Bridge Corp.	7,943	0.0
16,000		Japan Pulp & Paper Co., Ltd.	46,854	0.0
37,000		Japan Steel Works Ltd.	203,037	0.1
11,000		Japan Transcity Corp.	34,273	0.0
26,000		JGC Corp.	936,324	0.3
2,600		JK Holdings Co., Ltd.	13,533	0.0
33,170		LIXIL Group Corp.	807,713	0.2
22,700		JTEKT Corp.	254,441	0.1
22,000	L	Juki Corp.	32,023	0.0
122,000		Kajima Corp.	404,472	0.1
1,000		Kamei Corp.	7,648	0.0
26,000		Kamigumi Co., Ltd.	209,251	0.1
2,000		Kanaden Corp.	12,190	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	15,313	0.0
2,000		Kanamoto Co., Ltd.	39,967	0.0
8,000		Kandenko Co., Ltd.	34,116	0.0
51,000	@	Kanematsu Corp.	57,051	0.0
4,800	L	Katakura Industries Co., Ltd.	59,779	0.0
9,000		Kato Works Co., Ltd.	38,545	0.0
1,400		Kawada Technologies, Inc.	35,206	0.0
177,000		Kawasaki Heavy Industries Ltd.	543,212	0.2
97,000		Kawasaki Kisen Kaisha Ltd.	197,174	0.1
51,000		Keihan Electric Railway Co., Ltd.	212,780	0.1
60,000		Keihin Electric Express Railway Co., Ltd.	515,101	0.2
69,000		Keio Corp.	474,062	0.1
37,000		Keisei Electric Railway Co., Ltd.	346,640	0.1
3,300		Kimura Chemical Plants Co., Ltd.	17,497	0.0
900		Kimura Unity Co., Ltd.	8,413	0.0
23,000		Kinden Corp.	197,923	0.1
2,000		King Jim Co., Ltd.	14,459	0.0
3,000		Kinki Sharyo Co., Ltd.	9,688	0.0
205,000		Kintetsu Corp.	899,949	0.3
2,500		Kintetsu World Express, Inc.	100,039	0.0
14,000		Kitagawa Iron Works Co., Ltd.	20,403	0.0
15,000		Kitano Construction Corp.	32,056	0.0
4,000		Kitazawa Sangyo Co., Ltd.	6,835	0.0
10,800		Kitz Corp.	53,726	0.0
8,900		Kokuyo Co., Ltd.	61,773	0.0
3,950		Komai Tekko, Inc.	8,269	0.0
114,200		Komatsu Ltd.	2,630,247	0.7
2,200		Komatsu Wall Industry Co., Ltd.	44,706	0.0
4,700		Komori Corp.	54,505	0.0
4,200		Kosaido Co., Ltd.	19,775	0.0
800		KRS Corp.	7,562	0.0
125,000		Kubota Corp.	1,819,171	0.5
8,000	@	Kumagai Gumi Co., Ltd.	7,417	0.0
13,200		Kurita Water Industries Ltd.	279,394	0.1
1,700		Kuroda Electric Co., Ltd.	22,634	0.0
3,000		Kyodo Printing Co., Ltd.	8,401	0.0
2,400		Kyokuto Kaihatsu Kogyo Co. Ltd.	23,858	0.0
8,600		Kyowa Exeo Corp.	96,603	0.0
7,000		Kyudenko Corp.	29,269	0.0
3,700		Mabuchi Motor Co., Ltd.	197,370	0.1
15,000		Maeda Corp.	74,103	0.0
7,000		Maeda Road Construction Co., Ltd.	108,530	0.0
2,800		Maezawa Industries, Inc.	10,077	0.0
2,900		Maezawa Kasei Industries Co., Ltd.	28,562	0.0
1,500		Maezawa Kyuso Industries Co., Ltd.	18,666	0.0
8,000		Makino Milling Machine Co., Ltd.	46,749	0.0
14,600		Makita Corp.	784,929	0.2
195,000		Marubeni Corp.	1,303,254	0.4
700		Maruka Machinery Co. Ltd.	8,037	0.0
3,000		Maruyama Manufacturing Co., Inc.	7,174	0.0
12,000		Maruzen Showa Unyu Co., Ltd.	41,789	0.0
1,500		Matsuda Sangyo Co., Ltd.	18,715	0.0
4,000		Matsui Construction Co., Ltd.	13,317	0.0
2,000		Max Co., Ltd.	21,610	0.0
23,000		Meidensha Corp.	77,951	0.0
2,700		Meitec Corp.	62,714	0.0
900		Meito Transportation Co., Ltd.	5,868	0.0
2,400	L	Meiwa Corp.	7,182	0.0
40,000	L	Minebea Co., Ltd.	145,513	0.1
10,410		Mirait Holdings Corp.	93,212	0.0
7,800		MISUMI Group, Inc.	214,784	0.1
179,100		Mitsubishi Corp.	3,059,691	0.8
234,000		Mitsubishi Electric Corp.	2,186,521	0.6
387,000		Mitsubishi Heavy Industries Ltd.	2,151,550	0.6
9,000		Mitsubishi Kakoki Kaisha Ltd.	15,505	0.0
19,000		Mitsubishi Logistics Corp.	265,126	0.1
2,400		Mitsubishi Pencil Co., Ltd.	47,525	0.0
3,000		Mitsuboshi Belting Co., Ltd.	14,108	0.0
197,300		Mitsui & Co., Ltd.	2,474,183	0.7

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
98,000		Mitsui Engineering & Shipbuilding Co., Ltd.	$143,127	0.1
17,000		Mitsui Matsushima Co., Ltd.	22,836	0.0
115,000		Mitsui OSK Lines Ltd.	446,906	0.1
7,000		Mitsui-Soko Co., Ltd.	34,703	0.0
4,000		Mitsumura Printing Co., Ltd.	10,519	0.0
3,800		Miura Co., Ltd.	94,783	0.0
11,000	@	Miyaji Engineering Group, Inc.	15,044	0.0
2,700		MonotaRO Co. Ltd.	65,739	0.0
14,000		Mori Seiki Co., Ltd.	157,898	0.1
4,000		Morita Holdings Corp.	33,620	0.0
5,500		Moshi Moshi Hotline, Inc.	68,501	0.0
12,900		Nabtesco Corp.	267,840	0.1
2,700		NAC Co., Ltd.	44,900	0.0
27,000		Nachi-Fujikoshi Corp.	121,106	0.0
13,600		Nagase & Co., Ltd.	173,397	0.1
86,000		Nagoya Railroad Co., Ltd.	241,648	0.1
42,000		Nankai Electric Railway Co., Ltd.	160,647	0.1
1,200		NEC Capital Solutions Ltd.	24,367	0.0
31,000		NGK Insulators Ltd.	383,085	0.1
10,000		Nichias Corp.	63,012	0.0
2,000		Nichiban Co. Ltd	8,181	0.0
1,100		Nichiden Corp.	26,514	0.0
3,300		Nichiha Corp.	49,043	0.0
7,000		Nichireki Co., Ltd.	44,652	0.0
12,712	L	Nidec Corp.	889,359	0.2
1,400		Nihon M&A Center, Inc.	78,535	0.0
750	L	Nihon Trim Co., Ltd.	45,135	0.0
4,000		Nikko Co. Ltd./Hyogo	13,952	0.0
8,000		Nippo Corp.	131,499	0.1
16,000		Nippon Carbon Co., Ltd.	27,991	0.0
12,300		Nippon Conveyor Co., Ltd.	9,541	0.0
3,000		Nippon Densetsu Kogyo Co., Ltd.	31,057	0.0
97,000		Nippon Express Co., Ltd.	460,614	0.1
1,700		Nippon Kanzai Co., Ltd.	24,662	0.0
12,000		Nippon Koei Co. Ltd.	44,919	0.0
9,200		Nippon Konpo Unyu Soko Co., Ltd.	153,874	0.1
700		Nippon Kucho Service Co., Ltd.	6,145	0.0
11,000		Nippon Road Co., Ltd.	57,451	0.0
2,000		Nippon Seisen Co., Ltd.	8,669	0.0
8,000		Nippon Sharyo Ltd.	38,322	0.0
123,000		Nippon Sheet Glass Co., Ltd.	115,041	0.0
5,700		Nippon Signal Co., Ltd.	41,920	0.0
6,000		Nippon Steel Trading Co., Ltd.	15,523	0.0
6,000		Nippon Thompson Co., Ltd.	30,718	0.0
187,880		Nippon Yusen KK	497,106	0.1
4,000		Nippon Yusoki Co., Ltd.	17,852	0.0
34,000		Nishimatsu Construction Co., Ltd.	74,888	0.0
26,000		Nishi-Nippon Railroad Co., Ltd.	101,130	0.0
3,300		Nissei Plastic Industrial Co., Ltd.	23,731	0.0
4,300		Nissha Printing Co., Ltd.	75,609	0.0
12,000		Nissin Corp.	32,370	0.0
5,000		Nissin Electric Co., Ltd.	31,930	0.0
2,400		Nitta Corp.	47,533	0.0
12,000		Nitto Boseki Co., Ltd.	37,288	0.0
2,800		Nitto Kogyo Corp.	51,237	0.0
500		Nitto Kohki Co., Ltd.	9,261	0.0
2,000		Nitto Seiko Co., Ltd.	6,329	0.0
5,000		Nomura Co., Ltd.	35,157	0.0
3,000		Noritake Co., Ltd.	7,802	0.0
5,100		Noritz Corp.	88,398	0.0
22,000		NS United Kaiun Kaisha Ltd.	31,479	0.0
51,000		NSK Ltd.	486,533	0.1
45,000		NTN Corp.	138,582	0.1
2,700		Obara Corp.	81,345	0.0
80,000		Obayashi Corp.	414,808	0.1
8,000		Obayashi Road Corp.	31,460	0.0
76,000		Odakyu Electric Railway Co., Ltd.	742,191	0.2
1,900		Oiles Corp.	39,370	0.0
10,000		Okamura Corp.	67,334	0.0
7,000		OKK Corp.	9,805	0.0
13,000		Okuma Corp.	97,991	0.0
23,000		Okumura Corp.	88,066	0.0
1,900		Onoken Co., Ltd.	17,714	0.0
4,000		Organo Corp.	20,049	0.0
8,700		OSG Corp.	130,156	0.0
3,300		Oyo Corp.	51,621	0.0
11,500		Park24 Co., Ltd.	208,633	0.1
2,000		Pasco Corp.	7,179	0.0
57		Pasona Group, Inc.	37,629	0.0
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	11,074	0.0
31,000		Penta-Ocean Construction Co., Ltd.	69,187	0.0
2,600		Pilot Corp.	87,846	0.0
5,300		Pronexus, Inc.	34,355	0.0
4,800		PS Mitsubishi Construction Co., Ltd.	17,504	0.0
3,200		Raito Kogyo Co., Ltd.	21,393	0.0
10,000	@	Rasa Industries Ltd.	11,350	0.0
4,200		Rheon Automatic Machinery Co., Ltd.	9,557	0.0
9,000		Ryobi Ltd.	26,025	0.0
7,000		Sakai Heavy Industries Ltd.	17,302	0.0
800		Sakai Moving Service Co., Ltd.	21,687	0.0
4,500	@	Sanix, Inc.	60,271	0.0
3,000		Sanki Engineering Co., Ltd.	17,902	0.0
6,000		Sanko Metal Industrial Co. Ltd.	13,712	0.0
3,300		Sankyo Tateyama, Inc.	83,294	0.0
26,000		Sankyu, Inc.	97,968	0.0
23,000		Sanwa Shutter Corp.	123,969	0.0
3,000		Sanyo Denki Co. Ltd.	24,705	0.0
23,000		Sasebo Heavy Industries Co., Ltd.	21,091	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
9,000		Sata Construction Co., Ltd.	$6,612	0.0
1,300		Sato Holding Corp.	24,245	0.0
2,300		Sato Shoji Corp.	12,870	0.0
24,800		Secom Co., Ltd.	1,348,391	0.4
2,000		Seibu Electric Industry Co., Ltd.	8,166	0.0
3,000		Seika Corp.	7,401	0.0
13,000	@	Seikitokyu Kogyo Co., Ltd.	9,563	0.0
14,000		Seino Holdings Co., Ltd.	122,868	0.0
2,000		Sekisui Jushi Corp.	24,639	0.0
10,000		Senko Co., Ltd.	51,216	0.0
9,000		Shibusawa Warehouse Co., Ltd.	38,054	0.0
2,800		Shibuya Kogyo Co., Ltd.	24,476	0.0
2,400		Shima Seiki Manufacturing Ltd.	41,831	0.0
86,000		Shimizu Corp.	345,717	0.1
1,900		Shin Nippon Air Technologies Co. Ltd.	11,209	0.0
5,000		Shin-Keisei Electric Railway Co., Ltd.	19,281	0.0
10,000		Shinmaywa Industries Ltd.	77,680	0.0
5,100		Shinnihon Corp.	14,682	0.0
13,000		Shinsho Corp.	24,468	0.0
900		Shinwa Co., Ltd./Nagoya	10,368	0.0
2,000		SHO-BOND Holdings Co., Ltd.	78,806	0.0
6,000		Sinfonia Technology Co. Ltd.	9,598	0.0
4,900		Sintokogio Ltd.	40,509	0.0
7,100		SMC Corp.	1,423,377	0.4
2,000		Soda Nikka Co., Ltd.	8,004	0.0
9,100		Sohgo Security Services Co., Ltd.	164,559	0.1
160,300		Sojitz Corp.	265,966	0.1
39,000		Sotetsu Holdings, Inc.	140,909	0.1
3,000		Subaru Enterprise Co., Ltd.	9,554	0.0
2,200		Sugimoto & Co., Ltd.	18,049	0.0
16,000		Sumikin Bussan Corp.	43,931	0.0
8,600	@	Sumiseki Holdings, Inc.	10,306	0.0
134,400		Sumitomo Corp.	1,675,107	0.5
1,200		Sumitomo Densetsu Co., Ltd.	17,181	0.0
83,300		Sumitomo Electric Industries Ltd.	991,607	0.3
62,700		Sumitomo Heavy Industries	263,285	0.1
40,300	@	Sumitomo Mitsui Construction Co., Ltd.	30,801	0.0
7,000		Sumitomo Precision Products	27,139	0.0
12,000		Sumitomo Warehouse Co., Ltd.	68,565	0.0
20,000		SWCC Showa Holdings Co., Ltd.	16,109	0.0
12,000		Tadano Ltd.	153,325	0.1
1,000		Taihei Dengyo Kaisha Ltd.	6,591	0.0
3,000		Taihei Kogyo Co., Ltd.	10,951	0.0
14,000		Taiheiyo Kouhatsu, Inc.	13,701	0.0
3,300		Taikisha Ltd.	81,131	0.0
135,500		Taisei Corp.	489,152	0.1
2,700		Takaoka Toko Holdings Co. Ltd.	41,989	0.0
2,300		Takara Printing Co., Ltd.	15,827	0.0
9,000		Takara Standard Co., Ltd.	62,269	0.0
4,500		Takasago Thermal Engineering Co., Ltd.	37,973	0.0
9,000		Takashima & Co., Ltd.	26,674	0.0
2,400		Takeei Corp.	34,101	0.0
9,000		Takuma Co., Ltd.	67,192	0.0
1,700		Tanaka Co., Ltd./Tokyo	9,161	0.0
5,000		Tanseisha Co., Ltd.	21,506	0.0
3,600		Tatsuta Electric Wire and Cable Co., Ltd.	33,903	0.0
800		Teikoku Electric Manufacturing Co., Ltd.	15,796	0.0
5,000		Teikoku Sen-I Co., Ltd.	36,422	0.0
6,000		Tekken Corp.	6,754	0.0
2,400		Temp Holdings Co., Ltd.	54,609	0.0
16,500		THK Co., Ltd.	346,220	0.1
26,000		Toa Corp.	35,626	0.0
4,000		TOA Road Corp.	17,135	0.0
25,600	@	Tobishima Corp.	26,589	0.0
133,000		Tobu Railway Co., Ltd.	685,431	0.2
2,400		Tocalo Co., Ltd.	31,780	0.0
29,000		Toda Corp.	80,366	0.0
5,000		Toenec Corp.	24,299	0.0
11,600		TOKAI Holdings Corp.	37,576	0.0
2,000		Tokyo Energy & Systems, Inc.	8,864	0.0
8,000		TOKYO KEIKI INC.	16,661	0.0
7,000	@	Tokyo Kikai Seisakusho Ltd.	8,469	0.0
2,500		Tokyo Sangyo Co. Ltd	7,603	0.0
200		Tokyu Community Corp.	8,721	0.0
3,590		Tokyu Construction Co., Ltd.	8,462	0.0
143,000		Tokyu Corp.	936,329	0.3
9,000		Toli Corp.	18,115	0.0
1,900		Tomoe Corp.	6,550	0.0
9,000		Tonami Holdings Co., Ltd.	18,398	0.0
7,800		Toppan Forms Co., Ltd.	67,621	0.0
70,000		Toppan Printing Co., Ltd.	485,599	0.1
3,900		Torishima Pump Manufacturing Co., Ltd.	31,902	0.0
457,000		Toshiba Corp.	2,190,664	0.6
12,000		Toshiba Machine Co., Ltd.	58,572	0.0
3,000		Toshiba Plant Systems & Services Corp.	44,907	0.0
5,000	L	Tosho Printing Co., Ltd.	12,233	0.0
2,600		Totetsu Kogyo Co., Ltd.	46,667	0.0
37,000		Toto Ltd.	376,218	0.1
500	@	Totoku Electric Co., Ltd.	498	0.0
9,600		Toyo Construction Co., Ltd.	22,820	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
2,000		Toyo Denki Seizo—Toyo Electric Manufacturing Co. Ltd.	$5,335	0.0
16,000		Toyo Engineering Corp.	68,829	0.0
8,000		Toyo Logistics Co., Ltd.	20,823	0.0
1,200		Toyo Tanso Co., Ltd.	21,189	0.0
5,000		Toyo Wharf & Warehouse Co., Ltd.	8,660	0.0
26,600		Toyota Tsusho Corp.	683,963	0.2
2,700		Trusco Nakayama Corp.	53,696	0.0
9,000		Tsubakimoto Chain Co.	52,991	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	7,994	0.0
14,000	@	Tsudakoma Corp.	23,901	0.0
5,000		Tsugami Corp.	28,937	0.0
3,000		Tsukishima Kikai Co., Ltd.	29,279	0.0
3,000		Tsurumi Manufacturing Co., Ltd.	25,712	0.0
4,000		Uchida Yoko Co., Ltd.	11,543	0.0
4,100		Ueki Corp.	7,025	0.0
1,000		Union Tool Co.	17,845	0.0
15,400		Ushio, Inc.	203,337	0.1
4,700		Utoc Corp.	15,637	0.0
12,000	@	Wakachiku Construction Co., Ltd.	10,257	0.0
600		Weathernews, Inc.	12,619	0.0
19,600		West Japan Railway Co.	831,242	0.2
2,000		Yahagi Construction Co., Ltd.	8,661	0.0
1,300		YAMABIKO Corp.	34,198	0.0
2,000		Yamato Corp.	7,335	0.0
47,400		Yamato Holdings Co., Ltd.	998,256	0.3
6,900		Yamazen Corp.	43,430	0.0
2,500		Yasuda Warehouse Co., Ltd.	22,234	0.0
2,000		Yokogawa Bridge Corp.	19,539	0.0
4,000		Yondenko Corp.	13,627	0.0
11,000		Yuasa Trading Co., Ltd.	19,122	0.0
4,000		Yuken Kogyo Co., Ltd.	8,280	0.0
2,000		Yurtec Corp.	6,033	0.0
1,500		Yusen Logistics Co. Ltd.	13,563	0.0
2,000		Yushin Precision Equipment Co., Ltd.	34,011	0.0
			75,840,202	19.7

		Information Technology: 9.4%
2,300		A&D Co., Ltd.	19,054	0.0
16,000		Advantest Corp.	263,629	0.1
1,500		Agrex, Inc.	12,531	0.0
9,100		Ai Holdings Corp.	80,144	0.0
4,000		Aichi Tokei Denki Co., Ltd.	11,217	0.0
3,000		Aiphone Co., Ltd.	49,048	0.0
1,780		Alpha Systems, Inc.	20,043	0.0
16,000		Alps Electric Co., Ltd.	119,347	0.0
7,200		Amano Corp.	75,755	0.0
11,200		Anritsu Corp.	132,693	0.1
500		Argo Graphics, Inc.	7,662	0.0
3,000		Asahi Net, Inc.	12,473	0.0
1,925		Axell Corp.	35,424	0.0
1,200		Broadleaf Co. Ltd.	17,495	0.0
30,800		Brother Industries Ltd.	345,608	0.1
3,500		CAC Corp.	30,499	0.0
1,600		Canon Electronics, Inc.	29,218	0.0
145,066		Canon, Inc.	4,754,290	1.3
4,000		Capcom Co., Ltd.	64,523	0.0
3,000		Computer Institute of Japan Ltd.	11,904	0.0
27,600		Citizen Holdings Co., Ltd.	153,946	0.1
6,200		CMK Corp.	19,641	0.0
1,100		Computer Engineering & Consulting Ltd.	6,906	0.0
1,200		Cresco Ltd.	9,024	0.0
27		Cybernet Systems Co., Ltd.	8,839	0.0
36		Cybozu, Inc.	9,898	0.0
1,200		Dai-ichi Seiko Co. Ltd	15,853	0.0
22,000		Dainippon Screen Manufacturing Co., Ltd.	116,221	0.0
21,000		Daiwabo Holdings Co., Ltd.	32,741	0.0
4,000		Denki Kogyo Co., Ltd.	21,225	0.0
300		DIGITAL Hearts Co. Ltd.	6,427	0.0
2,500		Disco Corp.	172,432	0.1
900		DTS Corp.	13,103	0.0
14		Dwango Co., Ltd.	69,295	0.0
2,700		Eizo Nanao Corp.	58,110	0.0
800		Enplas Corp.	59,161	0.0
1,000		ESPEC Corp.	6,971	0.0
1,000		Excel Co., Ltd.	11,053	0.0
87		Faith, Inc.	9,088	0.0
2,300		Fuji Soft, Inc.	48,185	0.0
51,200		Fuji Photo Film Co., Ltd.	1,126,075	0.3
224,000		Fujitsu Ltd.	926,687	0.3
5,000		Future Architect, Inc.	25,097	0.0
8,800		GMO internet, Inc.	84,518	0.0
1,600		GMO Payment Gateway, Inc.	34,099	0.0
3,300		Gurunavi, Inc.	33,325	0.0
11,900	L	Gree, Inc.	105,586	0.0
8,700		Hamamatsu Photonics KK	314,185	0.1
1,200		Hioki EE Corp.	17,489	0.0
4,300		Hirose Electric Co., Ltd.	566,354	0.2
6,500		Hitachi High-Technologies Corp.	156,752	0.1
5,000		Hitachi Kokusai Electric, Inc.	59,963	0.0
557,146		Hitachi Ltd.	3,569,913	0.9
3,000		Hochiki Corp.	13,877	0.0
8,000		Hokuriku Electric Industry Co., Ltd.	11,341	0.0
4,100		Horiba Ltd.	149,538	0.1
6,400		Hosiden Corp.	35,794	0.0
56,400		Hoya Corp.	1,160,047	0.3
13,900		Ibiden Co., Ltd.	216,349	0.1
2,600		Icom, Inc.	63,067	0.0
19,000	@	Ikegami Tsushinki Co., Ltd.	17,265	0.0
2,600		Ines Corp.	17,082	0.0
1,300		I-Net Corp.	10,369	0.0
4,800		Innotech Corp.	20,472	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
2,800	L	Internet Initiative Japan, Inc.	$107,945	0.0
3,200		Information Services International-Dentsu Ltd.	36,272	0.0
6,900		IT Holdings Corp.	91,563	0.0
6,200		Itfor, Inc.	24,541	0.0
2,800		Itochu Techno-Solutions Corp.	115,908	0.0
9,000		Iwatsu Electric Co., Ltd.	7,716	0.0
5,000		Japan Aviation Electronics Industry Ltd.	48,436	0.0
2,700		Japan Cash Machine Co., Ltd.	29,227	0.0
2,200		Japan Digital Laboratory Co.	22,422	0.0
5,000		Japan Radio Co., Ltd.	15,985	0.0
3,000		Jastec Co., Ltd.	20,652	0.0
1,600		JBCC Holdings, Inc.	15,737	0.0
3,800		Kaga Electronics Co., Ltd.	29,967	0.0
6,600		Kakaku.com, Inc.	201,545	0.1
2,400		Kanematsu Electronics Ltd.	30,988	0.0
5,700		Keyence Corp.	1,816,082	0.5
2,300	@	KLab, Inc.	22,885	0.0
1,500		Koa Corp.	12,917	0.0
10,523		Konami Corp.	223,395	0.1
64,500		Konica Minolta Holdings, Inc.	485,473	0.1
19,200		Kyocera Corp.	1,953,521	0.5
1,200		Lasertec Corp.	15,177	0.0
400	@	Livesense, Inc.	20,524	0.0
800		Macnica, Inc.	18,172	0.0
7,600		Macromill, Inc.	45,027	0.0
2,000		Marubun Corp.	8,988	0.0
900		Maruwa Co., Ltd./Aichi	30,254	0.0
23		Marvelous AQL, Inc.	10,440	0.0
300		Panasonic Information Systems	6,785	0.0
2,600	L	Megachips Corp.	35,657	0.0
1,300		Melco Holdings, Inc.	17,379	0.0
3,800		Mimasu Semiconductor Industry Co., Ltd.	31,728	0.0
1,100		Mitsui High-Tec, Inc.	6,958	0.0
7,200		Mitsumi Electric Co., Ltd.	50,068	0.0
24,200		Murata Manufacturing Co., Ltd.	1,840,771	0.5
3,200	L	Mutoh Holdings Co., Ltd.	9,053	0.0
1,600		Nagano Keiki Co., Ltd.	12,519	0.0
319,000		NEC Corp.	698,564	0.2
3,000		NEC Fielding Ltd.	36,647	0.0
1,100		NEC Fielding Ltd.	60,096	0.0
3,700		NEC Networks & System Integration Corp.	84,287	0.0
10,200		Net One systems Co., Ltd.	78,614	0.0
4,000	@	New Japan Radio Co., Ltd.	19,295	0.0
18,500		Nexon Co. Ltd.	204,334	0.1
7,500		Nichicon Corp.	71,818	0.0
3,900		Nidec Copal Electronics Corp.	17,430	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	18,778	0.0
6,500		Nihon Unisys Ltd.	48,711	0.0
13,200		Nintendo Co., Ltd.	1,554,154	0.4
2,600		Nippon Ceramic Co., Ltd.	34,149	0.0
16,000		Nippon Chemi-Con Corp.	60,922	0.0
48,000		Nippon Electric Glass Co., Ltd.	233,658	0.1
4,000		Nohmi Bosai Ltd.	34,027	0.0
13,800		Nomura Research Institute Ltd.	448,176	0.1
800		NS Solutions Corp.	14,969	0.0
1,600		NSD CO., Ltd.	16,490	0.0
155		NTT Data Corp.	552,103	0.2
800		OBIC Business Consultants Ltd.	44,172	0.0
720		Obic Co., Ltd.	188,334	0.1
1,100		Oizumi Corp.	9,683	0.0
2,100		Okaya Electric Industries Co., Ltd.	7,006	0.0
92,000	@	Oki Electric Industry Ltd.	177,991	0.1
26,300		Omron Corp.	784,082	0.2
700		Optex Co., Ltd.	11,264	0.0
4,300		Oracle Corp. Japan	178,102	0.1
3,000		Origin Electric Co. Ltd	9,233	0.0
4,000		Osaki Electric Co., Ltd.	22,625	0.0
1,900		Otsuka Corp.	211,906	0.1
3,900	@, L	Renesas Electronics Corp.	15,482	0.0
71,000		Ricoh Co., Ltd.	841,373	0.2
2,000		Riso Kagaku Corp.	43,980	0.0
11,900		Rohm Co., Ltd.	483,274	0.1
2,200		Roland DG Corp.	53,782	0.0
3,100		Ryosan Co., Ltd.	54,496	0.0
2,000		Ryoyo Electro Corp.	16,353	0.0
11,000		Sanken Electric Co., Ltd.	51,677	0.0
1,800		Sanshin Electronics Co., Ltd.	10,886	0.0
2,800		Satori Electric Co., Ltd.	14,074	0.0
7,000		Saxa Holdings, Inc.	11,399	0.0
18,100		Seiko Epson Corp.	247,210	0.1
5,000		Shibaura Mechatronics Corp.	11,709	0.0
30,000		Shimadzu Corp.	241,487	0.1
6,000		Shindengen Electric Manufacturing Co., Ltd.	28,975	0.0
1,500		Shinkawa Ltd.	11,188	0.0
8,000		Shinko Electric Industries	93,977	0.0
1,300		Shinko Shoji Co., Ltd.	11,070	0.0
2,600		Siix Corp.	31,035	0.0
93		Simplex Technology, Inc.	42,267	0.0
7,000		SMK Corp.	19,594	0.0
800		SMS Co. Ltd.	10,160	0.0
600		Softbank Technology Corp.	7,717	0.0
6,400	@	Softbrain Co., Ltd.	7,628	0.0
1,400	@	Sourcenext Corp.	11,517	0.0
7,200		Square Enix Holdings Co., Ltd.	86,791	0.0
1,800		SRA Holdings	19,193	0.0
1,700		Star Micronics Co., Ltd.	18,348	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
14,500		Sumco Corp.	$158,831	0.1
4,544		SCSK Corp.	87,423	0.0
1,500		Suzuden Corp.	7,941	0.0
2,600		SystemPro Co., Ltd.	19,422	0.0
2,200		Tachibana Eletech Co., Ltd.	20,957	0.0
12,700		Taiyo Yuden Co., Ltd.	193,143	0.1
800		Takachiho Koheki Co. Ltd	7,258	0.0
9,000		Tamura Corp.	19,572	0.0
900		TDC Software Engineering, Inc.	7,187	0.0
13,000		TDK Corp.	447,982	0.1
20,000	@	Teac Corp.	10,268	0.0
6,100		TECMO KOEI HOLDINGS CO., Ltd.	54,557	0.0
1,900		TKC Corp.	34,381	0.0
9,000	@	Toko, Inc.	26,725	0.0
1,200		Tokyo Denpa Co., Ltd.	9,073	0.0
19,200		Tokyo Electron Ltd.	970,743	0.3
4,000		Tokyo Seimitsu Co., Ltd.	88,862	0.0
400		Tomen Devices Corp.	6,671	0.0
2,200		Tomen Electronics Corp.	26,100	0.0
6,100		Topcon Corp.	61,810	0.0
1,300		Tose Co., Ltd.	8,417	0.0
19,000		Toshiba Tec Corp.	102,273	0.0
700		Toukei Computer Co., Ltd.	9,320	0.0
4,400		Towa Corp.	29,756	0.0
3,600		Toyo Corp./Chuo-ku	44,720	0.0
2,300		Trans Cosmos, Inc.	34,744	0.0
9,800		Trend Micro, Inc.	311,569	0.1
1,200		UKC Holdings Corp.	20,012	0.0
4,400		Ulvac, Inc.	34,763	0.0
8,000		Uniden Corp.	18,581	0.0
8		V Technology Co. Ltd	19,188	0.0
800		Voltage, Inc.	6,387	0.0
21,200		Wacom Co., Ltd.	234,345	0.1
1,686		Yahoo! Japan Corp.	830,212	0.2
5,700		Yamatake Corp.	122,259	0.0
28,000		Yaskawa Electric Corp.	339,825	0.1
22,400		Yokogawa Electric Corp.	267,787	0.1
2,200		Yokowo Co., Ltd.	11,427	0.0
			36,281,350	9.4

		Materials: 6.8%
10,000		Achilles Corp.	12,855	0.0
7,600		ADEKA Corp.	77,900	0.0
7,000		Aichi Steel Corp.	30,841	0.0
19,000		Air Water, Inc.	267,098	0.1
500		Alconix Corp.	9,377	0.0
8,000		Araya Industrial Co., Ltd.	12,181	0.0
3,800		Asahi Holdings, Inc.	57,228	0.0
146,000		Asahi Kasei Corp.	963,327	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	13,093	0.0
6,000		Chuetsu Pulp & Paper Co., Ltd.	9,129	0.0
7,000		Chugoku Marine Paints Ltd.	34,593	0.0
8,000	@	Chugokukogyo Co., Ltd.	6,759	0.0
23,000		Dai Nippon Toryo Co., Ltd.	33,866	0.0
36,000		Daicel Corp.	314,639	0.1
44,000		Daido Steel Co., Ltd.	222,121	0.1
4,000		DKS Co. Ltd	9,807	0.0
8,000		Daiken Corp.	21,397	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	11,615	0.0
2,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,710	0.0
12,000		Daio Paper Corp.	68,135	0.0
9,000		Daiso Co., Ltd.	26,476	0.0
6,300		DC Co., Ltd.	18,590	0.0
55,000		Denki Kagaku Kogyo K K	199,094	0.1
74,000		Dainippon Ink & Chemicals	184,746	0.1
28,000		Dowa Holdings Co., Ltd.	250,205	0.1
1,000		Earth Chemical Co., Ltd.	33,928	0.0
400		Ebara-Udylite Co., Ltd.	17,837	0.0
1,100		FP Corp.	76,267	0.0
1,400		Fuji Seal International, Inc.	39,444	0.0
2,000		Fujikura Kasei Co., Ltd.	8,620	0.0
1,400		Fujimi, Inc.	15,475	0.0
1,800		Fujimori Kogyo Co., Ltd.	53,393	0.0
7,000	L	Furukawa-Sky Aluminum Corp.	18,963	0.0
19,000		Godo Steel Ltd.	29,792	0.0
4,000		Gun-Ei Chemical Industry Co., Ltd.	15,517	0.0
1,000		Hakudo Co., Ltd.	8,095	0.0
3,000		Harima Chemicals, Inc.	14,492	0.0
13,300		Hitachi Chemical Co., Ltd.	208,210	0.1
19,720		Hitachi Metals Ltd.	220,877	0.1
3,000		Hodogaya Chemical Co., Ltd.	5,583	0.0
5,000		Hokkan Holdings Ltd.	15,561	0.0
12,000		Hokuetsu Kishu Paper Co. Ltd.	51,170	0.0
2,000		Ihara Chemical Industry Co., Ltd.	12,529	0.0
26,000	@	Ishihara Sangyo Kaisha Ltd.	18,568	0.0
1,800		Japan Carlit Co., Ltd.	9,692	0.0
5		Japan Pure Chemical Co. Ltd.	9,715	0.0
62,747		JFE Holdings, Inc.	1,374,659	0.4
1,600		JSP Corp.	23,830	0.0
22,100		JSR Corp.	447,164	0.1
36,000		Kaneka Corp.	237,370	0.1
29,000		Kansai Paint Co., Ltd.	370,190	0.1
7,000		Kanto Denka Kogyo Co., Ltd.	17,608	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	11,468	0.0
326,000		Kobe Steel Ltd.	403,156	0.1
1,100		Kohsoku Corp.	10,256	0.0
2,300		Konishi Co., Ltd.	43,133	0.0
7,000		Krosaki Harima Corp.	13,073	0.0
5,000		Kumiai Chemical Industry Co., Ltd.	27,976	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
39,300		Kuraray Co., Ltd.	$550,797	0.2
23,000		Kureha Corp.	72,983	0.0
12,000		Kurimoto Ltd.	30,303	0.0
3,100		Kyoei Steel Ltd.	45,530	0.0
2,600		Kyowa Leather Cloth Co. Ltd	7,689	0.0
4,100		Lintec Corp.	73,979	0.0
8,200		Maruichi Steel Tube Ltd.	209,525	0.1
8,000		Mitsubishi Steel Manufacturing Co., Ltd.	16,145	0.0
148,600		Mitsubishi Chemical Holdings Corp.	696,445	0.2
44,000		Mitsubishi Gas Chemical Co., Inc.	322,590	0.1
157,520		Mitsubishi Materials Corp.	554,563	0.2
51,000		Mitsubishi Paper Mills Ltd.	47,302	0.0
99,000		Mitsui Chemicals, Inc.	222,858	0.1
72,000		Mitsui Mining & Smelting Co., Ltd.	152,647	0.0
800		MORESCO Corp.	8,407	0.0
4,000		Nakabayashi Co. Ltd.	8,329	0.0
23,000	@	Nakayama Steel Works Ltd.	15,523	0.0
4,700		Neturen Co., Ltd.	32,687	0.0
9,000		Nihon Nohyaku Co., Ltd.	85,577	0.0
5,000		Nihon Parkerizing Co., Ltd.	99,015	0.0
21,000		Nihon Yamamura Glass Co., Ltd.	36,138	0.0
5,000		Nippon Carbide Industries Co., Inc.	36,618	0.0
3,000		Nippon Chutetsukan KK	6,374	0.0
9,500		Nippon Coke & Engineering Co., Ltd.	9,952	0.0
8,000		Nippon Concrete Industries Co., Ltd.	21,096	0.0
11,000		Nippon Denko Co., Ltd.	30,141	0.0
2,300		Nippon Fine Chemical Co., Ltd.	14,443	0.0
11,000		Nippon Kasei Chemical Co., Ltd.	14,722	0.0
19,000		Nippon Kayaku Co., Ltd.	236,717	0.1
7,000	@	Nippon Kinzoku Co., Ltd.	8,301	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	14,194	0.0
59,000		Nippon Light Metal Holdings Co. Ltd.	71,040	0.0
23,000		Nippon Paint Co., Ltd.	277,366	0.1
14,629	L	Nippon Paper Industries Co. Ltd.	208,870	0.1
3,000		Nippon Pillar Packing Co., Ltd.	20,117	0.0
20,000		Nippon Shokubai Co., Ltd.	204,577	0.1
16,000		Nippon Soda Co., Ltd.	79,707	0.0
1,023,605		Nippon Steel Corp.	2,757,850	0.7
5,000		Nippon Synthetic Chemical Industry Co., Ltd.	52,923	0.0
14,000		Nippon Valqua Industries Ltd.	35,518	0.0
33,000	@	Nippon Yakin Kogyo Co., Ltd.	36,406	0.0
20,300		Nissan Chemical Industries Ltd.	273,646	0.1
10,076		Nisshin Steel Holdings Co. Ltd.	78,245	0.0
800		Nitta Gelatin, Inc.	10,650	0.0
6,000		Nittetsu Mining Co., Ltd.	23,121	0.0
20,600		Nitto Denko Corp.	1,321,194	0.4
12,000		NOF Corp.	67,255	0.0
2,200		Ohara, Inc.	15,183	0.0
107,000		OJI Paper Co., Ltd.	431,296	0.1
3,300		Okabe Co., Ltd.	31,978	0.0
9,000		Okamoto Industries, Inc.	27,543	0.0
4,000		Okura Industrial Co., Ltd.	14,208	0.0
2,200		Osaka Steel Co., Ltd.	36,513	0.0
2,600	L	OSAKA Titanium Technologies Co.	46,367	0.0
20,000		Pacific Metals Co., Ltd.	83,020	0.0
2,200		Pack Corp.	36,076	0.0
17,000		Rengo Co., Ltd.	81,578	0.0
2,000		Sakata INX Corp.	16,820	0.0
7,000		Sanyo Chemical Industries Ltd.	43,694	0.0
10,000	L	Sanyo Special Steel Co., Ltd.	48,169	0.0
9,000		Sekisui Plastics Co., Ltd.	23,996	0.0
4,000		Shinagawa Refractories Co., Ltd.	7,806	0.0
43,300		Shin-Etsu Chemical Co., Ltd.	2,865,823	0.8
6,500		Shin-Etsu Polymer Co., Ltd.	20,372	0.0
161,000		Showa Denko KK	212,332	0.1
1,600		Stella Chemifa Corp.	25,002	0.0
18,000		Sumitomo Bakelite Co., Ltd.	67,101	0.0
166,000		Sumitomo Chemical Co., Ltd.	520,655	0.1
53,000		Sumitomo Light Metal Industries Ltd.	48,516	0.0
62,000		Sumitomo Metal Mining Co., Ltd.	690,598	0.2
45,000		Sumitomo Osaka Cement Co., Ltd.	143,156	0.0
4,200		Sumitomo Pipe & Tube Co., Ltd.	42,272	0.0
7,000		Sumitomo Seika Chemicals Co., Ltd.	27,244	0.0
3,500		T Hasegawa Co., Ltd.	50,259	0.0
132,000		Taiheiyo Cement Corp.	421,238	0.1
800		Taisei Lamick Co., Ltd.	19,321	0.0
1,000		Taiyo Ink Manufacturing Co., Ltd.	32,421	0.0
32,000		Taiyo Nippon Sanso Corp.	220,672	0.1
12,000		Takasago International Corp.	57,271	0.0
13,000		Takiron Co., Ltd.	54,899	0.0
4,000		Tayca Corp.	10,863	0.0
106,000		Teijin Ltd.	232,191	0.1
2,200		Tenma Corp.	25,737	0.0
3,000		Titan Kogyo KK	6,337	0.0

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
22,000		Toagosei Co., Ltd.	$88,499	0.0
4,000		Toda Kogyo Corp.	10,368	0.0
3,000	L	Toho Titanium Co., Ltd.	22,540	0.0
12,000		Toho Zinc Co., Ltd.	34,407	0.0
26,000	L	Tokai Carbon Co., Ltd.	68,855	0.0
11,000		Tokushu Tokai Holdings Co., Ltd.	21,905	0.0
33,000		Tokuyama Corp.	104,931	0.0
4,900		Tokyo Ohka Kogyo Co., Ltd.	112,457	0.0
11,000		Tokyo Rope Manufacturing Co., Ltd.	13,614	0.0
9,000		Tokyo Steel Manufacturing Co., Ltd.	29,832	0.0
6,000		Tokyo Tekko Co., Ltd.	21,100	0.0
6,000		Tomoegawa Co., Ltd.	10,690	0.0
16,000		Tomoku Co., Ltd.	49,609	0.0
12,000		Topy Industries Ltd.	23,523	0.0
185,000		Toray Industries, Inc.	1,195,403	0.3
62,000		Tosoh Corp.	214,673	0.1
19,000		Toyo Ink Manufacturing Co., Ltd.	93,701	0.0
9,000		Toyo Kohan Co., Ltd.	30,164	0.0
19,400		Toyo Seikan Kaisha Ltd.	298,621	0.1
97,000		Toyobo Co., Ltd.	147,200	0.0
4,000		TYK Corp.	6,856	0.0
109,000		Ube Industries Ltd./Japan	201,658	0.1
9,000		Wood One Co., Ltd.	27,281	0.0
5,400		Yamato Kogyo Co., Ltd.	164,933	0.1
13,000		Yodogawa Steel Works Ltd.	51,709	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	10,515	0.0
22,000		Zeon Corp.	257,891	0.1
			25,978,930	6.8

		Telecommunication Services: 4.6%
65,300		KDDI Corp.	3,400,396	0.9
96,900		Nippon Telegraph & Telephone Corp.	5,050,514	1.3
1,888		NTT DoCoMo, Inc.	2,937,172	0.7
111,350		Softbank Corp.	6,481,679	1.7
			17,869,761	4.6

		Utilities: 2.6%
73,200		Chubu Electric Power Co., Inc.	1,036,879	0.3
33,600		Chugoku Electric Power Co., Inc.	526,856	0.1
14,500		Electric Power Development Co., Ltd.	453,338	0.1
23,300		Hokkaido Electric Power Co., Inc.	317,970	0.1
6,000		Hokkaido Gas Co., Ltd.	15,421	0.0
23,900		Hokuriku Electric Power Co.	375,024	0.1
94,500		Kansai Electric Power Co., Inc.	1,293,545	0.3
52,800		Kyushu Electric Power Co., Inc.	795,757	0.2
1,300		Okinawa Electric Power Co., Inc.	49,107	0.0
223,000		Osaka Gas Co., Ltd.	941,597	0.3
17,000		Saibu Gas Co., Ltd.	40,847	0.0
21,600		Shikoku Electric Power Co., Inc.	390,056	0.1
6,000		Shizuoka Gas Co., Ltd.	42,672	0.0
59,000		Toho Gas Co., Ltd.	305,110	0.1
57,400		Tohoku Electric Power Co., Inc.	716,691	0.2
197,800		Tokyo Electric Power Co., Inc.	1,021,115	0.3
278,000		Tokyo Gas Co., Ltd.	1,533,741	0.4
			9,855,726	2.6

		Total Common Stock
		(Cost $342,237,674)	370,519,249	96.4

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateralcc(1): 1.7%
1,597,342		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,597,360, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,629,289, due 12/01/17-06/01/43)	1,597,342	0.4
1,597,342		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,597,375, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,629,289, due 06/01/17-03/01/48)	1,597,342	0.4
1,597,342		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,597,375, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,629,289, due 07/01/32-07/01/43)	1,597,342	0.4

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
336,275	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $336,278, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $343,009, due 01/15/25-02/15/43)	$336,275	0.1
1,597,342	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $1,597,363, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,629,289, due 12/04/13-08/27/32)	1,597,342	0.4
		6,725,643	1.7

	Total Short-Term Investments
	(Cost $6,725,643)	6,725,643	1.7

	Total Investments in Securities (Cost $348,963,317)	$377,244,892	98.1
	Assets in Excess of Other Liabilities	7,125,489	1.9
	Net Assets	$384,370,381	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $353,704,696.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$61,269,685
Gross Unrealized Depreciation	(37,729,489)
Net Unrealized Appreciation	$23,540,196

See Accompanying Notes to Financial Statements

ING JAPAN TOPIX INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$76,730	$77,542,310	$—	$77,619,040
Consumer Staples	152,602	27,537,277	—	27,689,879
Energy	—	4,057,960	—	4,057,960
Financials	—	73,442,970	—	73,442,970
Health Care	—	21,883,431	—	21,883,431
Industrials	14,459	75,825,743	—	75,840,202
Information Technology	112,773	36,168,577	—	36,281,350
Materials	43,643	25,935,287	—	25,978,930
Telecommunication Services	—	17,869,761	—	17,869,761
Utilities	—	9,855,726	—	9,855,726
Total Common Stock	400,207	370,119,042	—	370,519,249
Short-Term Investments	—	6,725,643	—	6,725,643
Total Investments, at fair value	$400,207	$376,844,685	$—	$377,244,892
Other Financial Instruments+
Futures	1,068,411	—	—	1,068,411
Total Assets	$1,468,618	$376,844,685	$—	$378,313,303
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(547,232)	$—	$(547,232)
Total Liabilities	$—	$(547,232)	$—	$(547,232)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2013, the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Japanese Yen	1,175,000,000	Buy	09/18/13	$12,389,183	$11,851,552	$(537,631)
							$(537,631)

The Bank of New York Mellon Corp.	Japanese Yen	595,000,000	Sell	09/18/13	$5,991,823	$6,001,424	$(9,601)
							$(9,601)

ING Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	179	09/12/13	$20,412,280	$1,068,411
			$20,412,280	$1,068,411

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 17.0%
26,660	@	Amazon.com, Inc.	$7,403,215	1.8
40,751		CBS Corp.—Class B	1,991,501	0.5
175,808		Comcast Corp. — Class A	7,362,839	1.8
37,855	@	DIRECTV	2,332,625	0.6
98,246		Ford Motor Co.	1,519,866	0.4
105,925		Home Depot, Inc.	8,206,010	2.0
28,341		Las Vegas Sands Corp.	1,500,089	0.4
22,883	@	Liberty Global PLC—A	1,695,173	0.4
78,926		Lowe’s Cos., Inc.	3,228,073	0.8
72,695		McDonald’s Corp.	7,196,805	1.7
106,202		News Corp.—Class A	3,462,185	0.8
51,361		Nike, Inc.	3,270,669	0.8
3,741	@	Priceline.com, Inc.	3,094,293	0.7
105,565		Sirius XM Radio, Inc.	353,643	0.1
54,289		Starbucks Corp.	3,555,387	0.9
36,483		Target Corp.	2,512,219	0.6
21,099		Time Warner Cable, Inc.	2,373,216	0.6
52,191		TJX Cos., Inc.	2,612,681	0.6
35,164		Viacom—Class B	2,392,910	0.6
28,988		Walt Disney Co.	1,830,592	0.4
32,617		Yum! Brands, Inc.	2,261,663	0.5
			70,155,654	17.0

		Consumer Staples: 15.1%
145,646		Altria Group, Inc.	5,096,154	1.2
3,630		Archer-Daniels-Midland Co.	123,093	0.0
277,341		Coca-Cola Co.	11,124,147	2.7
67,634		Colgate-Palmolive Co.	3,874,752	0.9
31,644		Costco Wholesale Corp.	3,498,877	0.8
10,210		CVS Caremark Corp.	583,808	0.1
16,792		Estee Lauder Cos., Inc.	1,104,410	0.3
46,745		General Mills, Inc.	2,268,535	0.6
17,372	@	Kellogg Co.	1,115,804	0.3
23,316		Kimberly-Clark Corp.	2,264,916	0.6
43,108		Kraft Foods Group, Inc.	2,408,444	0.6
112,133		PepsiCo, Inc.	9,171,358	2.2
118,593		Philip Morris International, Inc.	10,272,526	2.5
17,300		Reynolds American, Inc.	836,801	0.2
14,890		Sysco Corp.	508,642	0.1
51,729		Walgreen Co.	2,286,422	0.6
77,415		Wal-Mart Stores, Inc.	5,766,643	1.4
			62,305,332	15.1

		Energy: 3.6%
2,001		Anadarko Petroleum Corp.	171,946	0.0
2,022		Baker Hughes, Inc.	93,275	0.0
18,467		EOG Resources, Inc.	2,431,734	0.6
67,580		Halliburton Co.	2,819,438	0.7
43,991	@	Kinder Morgan, Inc./Delaware	1,678,257	0.4
96,399		Schlumberger Ltd.	6,907,952	1.7
27,183		Williams Companies, Inc.	882,632	0.2
			14,985,234	3.6

		Financials: 6.9%
68,704		American Express Co.	5,136,311	1.2
28,678		American Tower Corp.	2,098,369	0.5
3,343		Blackrock, Inc.	858,650	0.2
10,822		Charles Schwab Corp.	229,751	0.1
2,687		Chubb Corp.	227,455	0.1
9,929		Franklin Resources, Inc.	1,350,543	0.3
1,781		Loews Corp.	79,076	0.0
26,704		Marsh & McLennan Cos., Inc.	1,066,024	0.3
8,474		Mastercard, Inc.	4,868,313	1.2
12,918		Prudential Financial, Inc.	943,401	0.2
9,676		Public Storage, Inc.	1,483,621	0.4
16,795		Simon Property Group, Inc.	2,652,266	0.6
7,370		Travelers Cos., Inc.	589,010	0.1
37,885		Visa, Inc.	6,923,484	1.7
			28,506,274	6.9

		Health Care: 11.1%
114,835		AbbVie, Inc.	4,747,279	1.1
7,295		Aetna, Inc.	463,524	0.1
21,493		Allergan, Inc.	1,810,570	0.4
54,384		Amgen, Inc.	5,365,525	1.3
39,301		Baxter International, Inc.	2,722,380	0.7
14,087		Becton Dickinson & Co.	1,392,218	0.3
17,213	@	Biogen Idec, Inc.	3,704,238	0.9
102,544		Bristol-Myers Squibb Co.	4,582,691	1.1
30,247	@	Celgene Corp.	3,536,177	0.9
15,742		Eli Lilly & Co.	773,247	0.2
51,809	@	Express Scripts Holding Co.	3,196,097	0.8
110,607	@	Gilead Sciences, Inc.	5,664,185	1.4
2,913	@	Intuitive Surgical, Inc.	1,475,668	0.4
26,274		Johnson & Johnson	2,255,886	0.5
16,432		McKesson Corp.	1,881,464	0.5
5,807	@	Regeneron Pharmaceuticals, Inc.	1,305,878	0.3
14,007		Stryker Corp.	905,973	0.2
			45,783,000	11.1

		Industrials: 10.5%
42,339		3M Co.	4,629,770	1.1
55,013		Boeing Co.	5,635,532	1.4
8,633		Caterpillar, Inc.	712,136	0.2
36,972		CSX Corp.	857,381	0.2
11,282		Cummins, Inc.	1,223,646	0.3
8,811		Danaher Corp.	557,736	0.1
28,136		Deere & Co.	2,286,050	0.5
38,988		Emerson Electric Co.	2,126,405	0.5
57,050		Honeywell International, Inc.	4,526,347	1.1
10,186		Illinois Tool Works, Inc.	704,565	0.2
18,824		Lockheed Martin Corp.	2,041,651	0.5
4,138		Norfolk Southern Corp.	300,626	0.1
10,612		Precision Castparts Corp.	2,398,418	0.6
33,847		Union Pacific Corp.	5,221,915	1.2

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
52,525		United Parcel Service, Inc.—Class B	$4,542,362	1.1
62,462		United Technologies Corp.	5,805,218	1.4
2,711		Waste Management, Inc.	109,335	0.0
			43,679,093	10.5

		Information Technology: 27.1%
46,599	@	Accenture PLC	3,353,264	0.8
14,199	@	Adobe Systems, Inc.	646,907	0.2
51,523		Apple, Inc.	20,407,230	4.9
35,185		Automatic Data Processing, Inc.	2,422,839	0.6
18,089		Broadcom Corp.	610,685	0.1
21,871	@	Cognizant Technology Solutions Corp.	1,369,343	0.3
94,104	@	eBay, Inc.	4,867,059	1.2
76,174		EMC Corp.	1,799,230	0.4
123,534	@	Facebook, Inc.	3,071,055	0.7
19,555	@	Google, Inc.—Class A	17,215,635	4.2
75,487		International Business Machines Corp.	14,426,321	3.5
23,433		Intel Corp.	567,547	0.1
605,553		Microsoft Corp.	20,909,745	5.1
257,439		Oracle Corp.	7,908,526	1.9
125,287		Qualcomm, Inc.	7,652,530	1.9
42,781	@	Salesforce.com, Inc.	1,633,379	0.4
80,430		Texas Instruments, Inc.	2,804,594	0.7
6,199	@	VMware, Inc.	415,271	0.1
			112,081,160	27.1

		Materials: 3.7%
11,494		Dow Chemical Co.	369,762	0.1
19,013		Ecolab, Inc.	1,619,717	0.4
66,748		EI Du Pont de Nemours & Co.	3,504,270	0.8
29,435	@	LyondellBasell Industries NV Class A	1,950,363	0.5
38,711		Monsanto Co.	3,824,647	0.9
9,413		PPG Industries, Inc.	1,378,157	0.3
21,447		Praxair, Inc.	2,469,837	0.6
11,447		Southern Copper Corp.	316,166	0.1
			15,432,919	3.7

		Telecommunication Services: 2.6%
32,021	@	Sprint Nextel Corp.	224,788	0.1
207,453		Verizon Communications, Inc.	10,443,184	2.5
			10,667,972	2.6

		Total Commo Stock
		(Cost $256,043,420)	403,596,638	97.6

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
4,327,055		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,327,055)	4,327,055	1.0

		Total Short-Term Investments
		(Cost $4,327,055)	4,327,055	1.0

		Total Investments in Securities (Cost $260,370,475)	$407,923,693	98.6
		Assets in Excess of Other Liabilities	5,613,426	1.4
		Net Assets	$413,537,119	100.0

@	Non-income producing security

Cost for federal income tax purposes is $260,415,456.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$148,459,739
Gross Unrealized Depreciation	(951,502)
Net Unrealized Appreciation	$147,508,237

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$403,596,638	$—	$—	$403,596,638
Short-Term Investments	4,327,055	—	—	4,327,055
Total Investments, at fair value	$407,923,693	$—	$—	$407,923,693
Other Financial Instruments+
Futures	4,543	—	—	4,543
Total Assets	$407,928,236	$—	$—	$407,928,236

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

ING RussellTM Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	127	09/20/13	$10,155,555	$4,543
			$10,155,555	$4,543

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.4%
		Consumer Discretionary: 10.8%
22,142	@	Amazon.com, Inc.	$6,148,612	0.9
25,157		Carnival Corp.	862,633	0.1
36,957		CBS Corp.—Class B	1,806,089	0.2
158,009		Comcast Corp. — Class A	6,617,417	0.9
31,444	@	DIRECTV	1,937,579	0.3
232,448		Ford Motor Co.	3,595,970	0.5
50,144	@	General Motors Co.	1,670,297	0.2
87,970		Home Depot, Inc.	6,815,036	1.0
41,242		Johnson Controls, Inc.	1,476,051	0.2
23,541		Las Vegas Sands Corp.	1,246,025	0.2
22,360	@	Liberty Global PLC—A	1,656,429	0.2
65,544		Lowe’s Cos., Inc.	2,680,750	0.4
60,377		McDonald’s Corp.	5,977,323	0.8
119,670		News Corp.—Class A	3,901,242	0.5
42,650		Nike, Inc.	2,715,952	0.4
3,107	@	Priceline.com, Inc.	2,569,893	0.4
185,844		Sirius XM Radio, Inc.	622,577	0.1
45,091		Starbucks Corp.	2,953,010	0.4
38,642		Target Corp.	2,660,888	0.4
22,477		Thomson Reuters Corp.	732,076	0.1
17,522		Time Warner Cable, Inc.	1,970,874	0.3
56,136		Time Warner, Inc.	3,245,783	0.4
43,349		TJX Cos., Inc.	2,170,051	0.3
29,199		Viacom—Class B	1,986,992	0.3
108,458		Walt Disney Co.	6,849,123	1.0
27,090		Yum! Brands, Inc.	1,878,421	0.3
			76,747,093	10.8

		Consumer Staples: 10.9%
120,970		Altria Group, Inc.	4,232,740	0.6
39,688		Archer-Daniels-Midland Co.	1,345,820	0.2
230,327		Coca-Cola Co.	9,238,416	1.3
56,170		Colgate-Palmolive Co.	3,217,979	0.5
26,278		Costco Wholesale Corp.	2,905,558	0.4
73,735		CVS Caremark Corp.	4,216,167	0.6
13,949		Estee Lauder Cos., Inc.	917,426	0.1
38,828		General Mills, Inc.	1,884,323	0.3
15,650	@	Kellogg Co.	1,005,200	0.1
23,160		Kimberly-Clark Corp.	2,249,762	0.3
35,801		Kraft Foods Group, Inc.	2,000,202	0.3
107,470		Mondelez International, Inc.	3,066,119	0.4
93,123		PepsiCo, Inc.	7,616,530	1.1
98,493		Philip Morris International, Inc.	8,531,464	1.2
165,053		Procter & Gamble Co.	12,707,431	1.8
18,986		Reynolds American, Inc.	918,353	0.1
35,732		Sysco Corp.	1,220,605	0.2
57,063		Walgreen Co.	2,522,185	0.4
96,976		Wal-Mart Stores, Inc.	7,223,742	1.0
			77,020,022	10.9

		Energy: 11.0%
30,202		Anadarko Petroleum Corp.	2,595,258	0.4
23,598		Apache Corp.	1,978,220	0.3
26,603		Baker Hughes, Inc.	1,227,196	0.2
116,737		Chevron Corp.	13,814,657	2.0
73,631		ConocoPhillips	4,454,675	0.6
24,449		Devon Energy Corp.	1,268,414	0.2
16,384		EOG Resources, Inc.	2,157,445	0.3
267,765		ExxonMobil Corp.	24,192,568	3.4
56,124		Halliburton Co.	2,341,493	0.3
18,480		Hess Corp.	1,228,735	0.2
39,889	@	Kinder Morgan, Inc./Delaware	1,521,765	0.2
42,694		Marathon Oil Corp.	1,476,359	0.2
19,560		Marathon Petroleum Corp.	1,389,934	0.2
25,729		National Oilwell Varco, Inc.	1,772,728	0.2
48,515		Occidental Petroleum Corp.	4,328,993	0.6
37,290		Phillips 66	2,196,754	0.3
80,064		Schlumberger Ltd.	5,737,386	0.8
40,297		Spectra Energy Corp.	1,388,635	0.2
32,845		Valero Energy Corp.	1,142,021	0.2
41,114		Williams Companies, Inc.	1,334,972	0.2
			77,548,208	11.0

		Financials: 17.1%
20,489	@	ACE Ltd.	1,833,356	0.3
28,072		Aflac, Inc.	1,631,545	0.2
88,913	@	American International Group, Inc.	3,974,411	0.6
28,222		Allstate Corp.	1,358,043	0.2
57,055		American Express Co.	4,265,432	0.6
23,814		American Tower Corp.	1,742,470	0.2
649,218		Bank of America Corp.	8,348,943	1.2
69,884		Bank of New York Mellon Corp.	1,960,246	0.3
42,263		BB&T Corp.	1,431,870	0.2
108,376	@	Berkshire Hathaway, Inc.	12,129,442	1.7
7,865		Blackrock, Inc.	2,020,125	0.3
35,174		Capital One Financial Corp.	2,209,279	0.3
66,113		Charles Schwab Corp.	1,403,579	0.2
15,609		Chubb Corp.	1,321,302	0.2
183,237		Citigroup, Inc.	8,789,879	1.2
19,089		CME Group, Inc.	1,450,382	0.2
29,538		Discover Financial Services	1,407,190	0.2
21,692		Equity Residential	1,259,438	0.2
8,248		Franklin Resources, Inc.	1,121,893	0.2
27,611		Goldman Sachs Group, Inc.	4,176,164	0.6
227,613		JPMorgan Chase & Co.	12,015,690	1.7
18,490		Loews Corp.	820,956	0.1
33,195		Marsh & McLennan Cos., Inc.	1,325,144	0.2
7,038		Mastercard, Inc.	4,043,331	0.6
53,843		Metlife, Inc.	2,463,856	0.3
91,693		Morgan Stanley	2,240,060	0.3
31,880		PNC Financial Services Group, Inc.	2,324,690	0.3

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
27,943		Prudential Financial, Inc.	$2,040,677	0.3
8,622		Public Storage, Inc.	1,322,011	0.2
18,673		Simon Property Group, Inc.	2,948,840	0.4
27,466		State Street Corp.	1,791,058	0.2
22,665		Travelers Cos., Inc.	1,811,387	0.3
111,391		US Bancorp.	4,026,785	0.6
31,463		Visa, Inc.	5,749,863	0.8
290,743		Wells Fargo & Co.	11,998,964	1.7
			120,758,301	17.1

		Health Care: 12.8%
93,880		Abbott Laboratories	3,274,534	0.5
95,371		AbbVie, Inc.	3,942,637	0.6
22,775		Aetna, Inc.	1,447,124	0.2
17,850		Allergan, Inc.	1,503,684	0.2
45,167		Amgen, Inc.	4,456,176	0.6
32,633		Baxter International, Inc.	2,260,488	0.3
11,698		Becton Dickinson & Co.	1,156,113	0.2
14,295	@	Biogen Idec, Inc.	3,076,284	0.4
98,910		Bristol-Myers Squibb Co.	4,420,288	0.6
25,122	@	Celgene Corp.	2,937,013	0.4
28,330	@	Covidien PLC	1,780,257	0.2
59,700		Eli Lilly & Co.	2,932,464	0.4
49,232	@	Express Scripts Holding Co.	3,037,122	0.4
91,852	@	Gilead Sciences, Inc.	4,703,741	0.7
2,419	@	Intuitive Surgical, Inc.	1,225,417	0.2
169,149		Johnson & Johnson	14,523,133	2.1
13,644		McKesson Corp.	1,562,238	0.2
61,187		Medtronic, Inc.	3,149,295	0.4
181,835		Merck & Co., Inc.	8,446,236	1.2
402,766		Pfizer, Inc.	11,281,476	1.6
4,825	@	Regeneron Pharmaceuticals, Inc.	1,085,046	0.1
19,985		Stryker Corp.	1,292,630	0.2
21,618		Thermo Fisher Scientific, Inc.	1,829,531	0.3
61,422		UnitedHealth Group, Inc.	4,021,913	0.6
18,092		WellPoint, Inc.	1,480,649	0.2
			90,825,489	12.8

		Industrials: 9.7%
41,562		3M Co.	4,544,805	0.6
45,690		Boeing Co.	4,680,484	0.7
39,610		Caterpillar, Inc.	3,267,429	0.5
61,549		CSX Corp.	1,427,321	0.2
11,427		Cummins, Inc.	1,239,373	0.2
36,044		Danaher Corp.	2,281,585	0.3
23,371		Deere & Co.	1,898,894	0.3
28,488	@	Eaton Corp. PLC	1,874,795	0.3
43,287		Emerson Electric Co.	2,360,873	0.3
19,084		FedEx Corp.	1,881,301	0.3
17,986		General Dynamics Corp.	1,408,843	0.2
622,685		General Electric Co.	14,440,065	2.0
47,380		Honeywell International, Inc.	3,759,129	0.5
22,742		Illinois Tool Works, Inc.	1,573,064	0.2
15,633		Lockheed Martin Corp.	1,695,555	0.2
18,977		Norfolk Southern Corp.	1,378,679	0.2
14,165		Northrop Grumman Corp.	1,172,862	0.2
8,812		Precision Castparts Corp.	1,991,600	0.3
19,546		Raytheon Co.	1,292,382	0.2
28,108		Union Pacific Corp.	4,336,502	0.6
43,620		United Parcel Service, Inc.—Class B	3,772,258	0.5
55,364		United Technologies Corp.	5,145,530	0.7
28,130		Waste Management, Inc.	1,134,483	0.2
			68,557,812	9.7

		Information Technology: 17.4%
38,703	@	Accenture PLC	2,785,068	0.4
30,230	@	Adobe Systems, Inc.	1,377,279	0.2
56,526		Apple, Inc.	22,388,818	3.2
29,218		Automatic Data Processing, Inc.	2,011,952	0.3
34,389		Broadcom Corp.	1,160,973	0.2
321,840		Cisco Systems, Inc.	7,823,930	1.1
18,167	@	Cognizant Technology Solutions Corp.	1,137,436	0.2
88,823		Corning, Inc.	1,263,951	0.2
75,488		Dell, Inc.	1,007,765	0.1
78,148	@	eBay, Inc.	4,041,815	0.6
126,526		EMC Corp.	2,988,544	0.4
102,603	@	Facebook, Inc.	2,550,711	0.4
16,240	@	Google, Inc.—Class A	14,297,209	2.0
117,063		Hewlett-Packard Co.	2,903,162	0.4
62,692		International Business Machines Corp.	11,981,068	1.7
299,352		Intel Corp.	7,250,305	1.0
502,912		Microsoft Corp.	17,365,551	2.5
213,804		Oracle Corp.	6,568,059	0.9
104,050		Qualcomm, Inc.	6,355,374	0.9
35,525	@	Salesforce.com, Inc.	1,356,345	0.2
66,791		Texas Instruments, Inc.	2,329,002	0.3
5,153	@	VMware, Inc.	345,199	0.0
57,157	@	Yahoo!, Inc.	1,435,212	0.2
			122,724,728	17.4

		Materials: 2.6%
12,547		Air Products & Chemicals, Inc.	1,148,929	0.2
72,837		Dow Chemical Co.	2,343,166	0.3
15,790		Ecolab, Inc.	1,345,150	0.2
55,426		EI Du Pont de Nemours & Co.	2,909,865	0.4
62,276		Freeport-McMoRan Copper & Gold, Inc.	1,719,440	0.2
24,451	@	LyondellBasell Industries NV Class A	1,620,123	0.2
32,146		Monsanto Co.	3,176,025	0.5
18,066		Mosaic Co.	972,132	0.1
8,589		PPG Industries, Inc.	1,257,516	0.2
17,813		Praxair, Inc.	2,051,345	0.3
9,508		Southern Copper Corp.	262,611	0.0
			18,806,302	2.6

		Telecommunication Services: 3.2%
323,987		AT&T, Inc.	11,469,140	1.6
36,681		CenturyTel, Inc.	1,296,673	0.2
146,072	@	Sprint Nextel Corp.	1,025,425	0.2
172,287		Verizon Communications, Inc.	8,672,928	1.2
			22,464,166	3.2

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

	Utilities: 1.9%
29,265	American Electric Power Co., Inc.	$1,310,487	0.2
34,793	Dominion Resources, Inc.	1,976,938	0.3
42,499	Duke Energy Corp.	2,868,682	0.4
51,536	Exelon Corp.	1,591,432	0.2
25,573	NextEra Energy, Inc.	2,083,688	0.3
26,622	Pacific Gas & Electric Co.	1,217,424	0.2
52,423	Southern Co.	2,313,427	0.3
		13,362,078	1.9

	Total Common Stock
	(Cost $393,021,104)	688,814,199	97.4

SHORT-TERM INVESTMENTS: 5.6%
	Mutual Funds: 5.6%
39,619,180	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $39,619,180)	39,619,180	5.6

	Total Short-Term Investments
	(Cost $39,619,180)	39,619,180	5.6

	Total Investments in Securities (Cost $432,640,284)	$728,433,379	103.0
	Liabilities in Excess of Other Assets	(21,517,538)	(3.0)
	Net Assets	$706,915,841	100.0

@	Non-income producing security

Cost for federal income tax purposes is $438,280,722.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$297,798,260
Gross Unrealized Depreciation	(7,645,603)
Net Unrealized Appreciation	$290,152,657

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$688,814,199	$—	$—	$688,814,199
Short-Term Investments	39,619,180	—	—	39,619,180
Total Investments, at fair value	$728,433,379	$—	$—	$728,433,379
Liabilities Table
Other Financial Instruments+
Futures	$(167,322)	$—	$—	$(167,322)
Total Liabilities	$(167,322)	$—	$—	$(167,322)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	228	09/20/13	$18,232,020	$(167,322)
			$18,232,020	$(167,322)

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.3%
		Consumer Discretionary: 5.1%
10,716		Carnival Corp.	$367,452	0.2
1,324		CBS Corp.—Class B	64,704	0.0
5,114		Comcast Corp. — Class A	214,174	0.1
64,265		Ford Motor Co.	994,179	0.6
21,360	@	General Motors Co.	711,502	0.5
17,573		Johnson Controls, Inc.	628,938	0.4
1,430	@	Liberty Global PLC—A	105,934	0.1
13,408		News Corp.—Class A	437,101	0.3
41,793		Sirius XM Radio, Inc.	140,007	0.1
3,555		Target Corp.	244,797	0.2
9,578		Thomson Reuters Corp.	311,955	0.2
23,912		Time Warner, Inc.	1,382,592	0.9
35,941		Walt Disney Co.	2,269,674	1.5
			7,873,009	5.1

		Consumer Staples: 7.0%
15,619		Archer-Daniels-Midland Co.	529,640	0.3
27,796		CVS Caremark Corp.	1,589,375	1.0
519	@	Kellogg Co.	33,335	0.0
1,618		Kimberly-Clark Corp.	157,173	0.1
45,772		Mondelez International, Inc.	1,305,875	0.9
70,307		Procter & Gamble Co.	5,412,936	3.5
1,965		Reynolds American, Inc.	95,047	0.1
9,959		Sysco Corp.	340,200	0.2
6,004		Walgreen Co.	265,377	0.2
13,920		Wal-Mart Stores, Inc.	1,036,901	0.7
			10,765,859	7.0

		Energy: 17.9%
12,157		Anadarko Petroleum Corp.	1,044,651	0.7
10,053		Apache Corp.	842,743	0.5
10,619		Baker Hughes, Inc.	489,854	0.3
49,727		Chevron Corp.	5,884,693	3.8
31,363		ConocoPhillips	1,897,462	1.2
10,415		Devon Energy Corp.	540,330	0.4
447		EOG Resources, Inc.	58,861	0.0
114,058		ExxonMobil Corp.	10,305,140	6.7
7,870		Hess Corp.	523,276	0.3
1,426	@	Kinder Morgan, Inc./Delaware	54,402	0.0
18,182		Marathon Oil Corp.	628,734	0.4
8,332		Marathon Petroleum Corp.	592,072	0.4
10,961		National Oilwell Varco, Inc.	755,213	0.5
20,666		Occidental Petroleum Corp.	1,844,027	1.2
15,885		Phillips 66	935,785	0.6
17,167		Spectra Energy Corp.	591,575	0.4
13,992		Valero Energy Corp.	486,502	0.3
7,899		Williams Companies, Inc.	256,481	0.2
			27,731,801	17.9

		Financials: 26.7%
8,727	@	ACE Ltd.	780,892	0.5
11,961		Aflac, Inc.	695,173	0.5
37,872	@	American International Group, Inc.	1,692,878	1.1
12,022		Allstate Corp.	578,499	0.4
276,533		Bank of America Corp.	3,556,214	2.3
29,772		Bank of New York Mellon Corp.	835,105	0.5
17,999		BB&T Corp.	609,806	0.4
46,165	@	Berkshire Hathaway, Inc.	5,166,787	3.3
2,168		Blackrock, Inc.	556,851	0.4
14,985		Capital One Financial Corp.	941,208	0.6
24,334		Charles Schwab Corp.	516,611	0.3
5,699		Chubb Corp.	482,420	0.3
78,055		Citigroup, Inc.	3,744,298	2.4
8,129		CME Group, Inc.	617,641	0.4
12,581		Discover Financial Services	599,359	0.4
9,238		Equity Residential	536,358	0.4
11,762		Goldman Sachs Group, Inc.	1,779,003	1.2
96,955		JPMorgan Chase & Co.	5,118,255	3.3
7,248		Loews Corp.	321,811	0.2
4,695		Marsh & McLennan Cos., Inc.	187,424	0.1
22,933		Metlife, Inc.	1,049,414	0.7
39,059		Morgan Stanley	954,211	0.6
13,582		PNC Financial Services Group, Inc.	990,400	0.6
7,331		Prudential Financial, Inc.	535,383	0.3
251		Public Storage, Inc.	38,486	0.0
2,013		Simon Property Group, Inc.	317,893	0.2
11,701		State Street Corp.	763,022	0.5
7,049		Travelers Cos., Inc.	563,356	0.4
47,448		US Bancorp.	1,715,245	1.1
123,847		Wells Fargo & Co.	5,111,166	3.3
			41,355,169	26.7

		Health Care: 14.5%
39,989		Abbott Laboratories	1,394,816	0.9
7,122		Aetna, Inc.	452,532	0.3
5,857		Bristol-Myers Squibb Co.	261,749	0.2
12,068	@	Covidien PLC	758,353	0.5
19,859		Eli Lilly & Co.	975,474	0.6
2,643	@	Express Scripts Holding Co.	163,047	0.1
62,758		Johnson & Johnson	5,388,402	3.5
26,063		Medtronic, Inc.	1,341,462	0.9
77,460		Merck & Co., Inc.	3,598,017	2.3
171,564		Pfizer, Inc.	4,805,508	3.1
3,559		Stryker Corp.	230,196	0.1
9,208		Thermo Fisher Scientific, Inc.	779,273	0.5
26,166		UnitedHealth Group, Inc.	1,713,350	1.1
7,706		WellPoint, Inc.	630,659	0.4
			22,492,838	14.5

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

		Industrials: 8.9%
2,728		3M Co.	$298,307	0.2
13,818		Caterpillar, Inc.	1,139,847	0.7
13,135		CSX Corp.	304,601	0.2
876		Cummins, Inc.	95,011	0.1
12,239		Danaher Corp.	774,729	0.5
12,137	@	Eaton Corp. PLC	798,736	0.5
4,647		Emerson Electric Co.	253,447	0.2
8,128		FedEx Corp.	801,258	0.5
7,663		General Dynamics Corp.	600,243	0.4
265,243		General Electric Co.	6,150,985	4.0
6,085		Illinois Tool Works, Inc.	420,899	0.3
6,620		Norfolk Southern Corp.	480,943	0.3
6,032		Northrop Grumman Corp.	499,450	0.3
8,328		Raytheon Co.	550,647	0.3
1,486		United Technologies Corp.	138,109	0.1
11,023		Waste Management, Inc.	444,557	0.3
			13,751,769	8.9

		Information Technology: 8.2%
7,856	@	Adobe Systems, Inc.	357,919	0.2
5,852		Apple, Inc.	2,317,860	1.5
8,245		Broadcom Corp.	278,351	0.2
137,094		Cisco Systems, Inc.	3,332,755	2.2
37,839		Corning, Inc.	538,449	0.3
32,148		Dell, Inc.	429,176	0.3
26,948		EMC Corp.	636,512	0.4
49,867		Hewlett-Packard Co.	1,236,702	0.8
119,228		Intel Corp.	2,887,702	1.9
24,342	@	Yahoo!, Inc.	611,228	0.4
			12,626,654	8.2

		Materials: 1.6%
5,345		Air Products & Chemicals, Inc.	489,442	0.3
26,965		Dow Chemical Co.	867,464	0.5
26,533		Freeport-McMoRan Copper & Gold, Inc.	732,576	0.5
7,697		Mosaic Co.	414,176	0.3
330		PPG Industries, Inc.	48,315	0.0
			2,551,973	1.6

		Telecommunication Services: 3.7%
138,005		AT&T, Inc.	4,885,377	3.1
15,624		CenturyTel, Inc.	552,308	0.4
50,900	@	Sprint Nextel Corp.	357,318	0.2
			5,795,003	3.7

		Utilities: 3.7%
12,468		American Electric Power Co., Inc.	558,317	0.4
14,819		Dominion Resources, Inc.	842,016	0.6
18,103		Duke Energy Corp.	1,221,952	0.8
21,956		Exelon Corp.	678,001	0.4
10,892		NextEra Energy, Inc.	887,480	0.6
11,342		Pacific Gas & Electric Co.	518,670	0.3
22,327		Southern Co.	985,291	0.6
			5,691,727	3.7

		Total Common Stock
		(Cost $110,716,452)	150,635,802	97.3

SHORT-TERM INVESTMENTS: 8.9%
		Mutual Funds: 8.9%
13,796,481		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $13,796,481)	13,796,481	8.9

		Total Short-Term Investments
		(Cost $13,796,481)	13,796,481	8.9

		Total Investments in Securities (Cost $124,512,933)	$164,432,283	106.2
		Liabilities in Excess of Other Assets	(9,622,047)	(6.2)
		Net Assets	$154,810,236	100.0

@	Non-income producing security

Cost for federal income tax purposes is $128,330,737.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$40,609,236
Gross Unrealized Depreciation	(4,507,690)
Net Unrealized Appreciation	$36,101,546

See Accompanying Notes to Financial Statements

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$150,635,802	$—	$—	$150,635,802
Short-Term Investments	13,796,481	—	—	13,796,481
Total Investments, at fair value	$164,432,283	$—	$—	$164,432,283
Other Financial Instruments+
Futures	6,636	—	—	6,636
Total Assets	$164,438,919	$—	$—	$164,438,919

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

ING RussellTM Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	54	09/20/13	$4,318,110	$6,636
			$4,318,110	$6,636

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 24.5%
1,303		Aaron’s, Inc.	$36,497	0.0
1,043		Abercrombie & Fitch Co.	47,196	0.0
8,289		Advance Auto Parts, Inc.	672,818	0.2
537		Allison Transmission Holdings, Inc.	12,394	0.0
6,825	@	AMC Networks, Inc.	446,423	0.1
14,092		American Eagle Outfitters	257,320	0.1
2,091	@	Ascena Retail Group, Inc.	36,488	0.0
5,774	@	Autonation, Inc.	250,534	0.1
4,030	@	Autozone, Inc.	1,707,471	0.6
4,390	@	Bally Technologies, Inc.	247,684	0.1
24,830	@	Bed Bath & Beyond, Inc.	1,760,447	0.6
8,288		Best Buy Co., Inc.	226,511	0.1
1,751	@	Big Lots, Inc.	55,209	0.0
13,126	@	BorgWarner, Inc.	1,130,805	0.4
8,016		Brinker International, Inc.	316,071	0.1
11,394	@	Burger King Worldwide Inc.	222,251	0.1
5,400	@	Cabela’s, Inc.	349,704	0.1
22,136		Cablevision Systems Corp.	372,328	0.1
25,511	@	Carmax, Inc.	1,177,588	0.4
6,729		Carter’s, Inc.	498,417	0.2
7,520	@	Charter Communications, Inc.	931,352	0.3
17,251		Chico’s FAS, Inc.	294,302	0.1
3,512	@	Chipotle Mexican Grill, Inc.	1,279,597	0.4
164		Choice Hotels International, Inc.	6,509	0.0
13,094		Cinemark Holdings, Inc.	365,584	0.1
4,819	@	Clear Channel Outdoor Holdings, Inc.	35,950	0.0
31,916		Coach, Inc.	1,822,084	0.6
9,628		Darden Restaurants, Inc.	486,021	0.2
1,719	@	Deckers Outdoor Corp.	86,827	0.0
35,515	@	Delphi Automotive PLC	1,800,255	0.6
11,222		Dick’s Sporting Goods, Inc.	561,773	0.2
2,063		Dillard’s, Inc.	169,104	0.1
27,798	@	Discovery Communications, Inc.—Class A	2,146,284	0.7
23,682		Dish Network Corp.—Class A	1,006,959	0.3
37,169	@	Dollar General Corp.	1,874,433	0.6
25,425	@	Dollar Tree, Inc.	1,292,607	0.4
6,390		Domino’s Pizza, Inc.	371,579	0.1
3,685		DSW, Inc.	270,737	0.1
12,109		Dunkin’ Brands Group, Inc.	518,507	0.2
12,105		Expedia, Inc.	728,116	0.2
10,938		Family Dollar Stores, Inc.	681,547	0.2
2,011		Foot Locker, Inc.	70,646	0.0
5,841	@	Fossil Group, Inc.	603,434	0.2
31,716		Gap, Inc.	1,323,509	0.4
9,382		Gentex Corp.	216,255	0.1
16,635		Genuine Parts Co.	1,298,694	0.4
11,171		GNC Holdings, Inc.	493,870	0.2
27,903	@	Goodyear Tire & Rubber Co.	426,637	0.1
47,700	@	Groupon, Inc.	405,450	0.1
30,936		H&R Block, Inc.	858,474	0.3
11,195		Hanesbrands, Inc.	575,647	0.2
25,462		Harley-Davidson, Inc.	1,395,827	0.5
11,092		Hasbro, Inc.	497,254	0.2
6,415	@	HomeAway, Inc.	207,461	0.1
29,576		International Game Technology	494,215	0.2
22,136		Interpublic Group of Cos., Inc.	322,079	0.1
12,778	@	Jarden Corp.	559,038	0.2
27,265		L Brands, Inc.	1,342,801	0.4
8,952	@	Lamar Advertising Co.	388,517	0.1
1,189		Lear Corp.	71,887	0.0
4,877	@	Liberty Media Corp.—Interactive	112,220	0.0
4,180	@	Liberty Ventures	355,342	0.1
9,174	@	Lions Gate Entertainment Corp.	252,010	0.1
33,915	@	LKQ Corp.	873,311	0.3
33,777		Macy’s, Inc.	1,621,296	0.5
6,944	@	The Madison Square Garden, Inc.	411,432	0.1
23,359		Marriott International, Inc.	943,003	0.3
39,233		Mattel, Inc.	1,777,647	0.6
14,696		McGraw-Hill Cos., Inc.	781,680	0.3
22,890	@	Michael Kors Holdings Ltd.	1,419,638	0.5
2,348		Morningstar, Inc.	182,158	0.1
5,707	@	NetFlix, Inc.	1,204,691	0.4
18,976		Newell Rubbermaid, Inc.	498,120	0.2
16,476		Nordstrom, Inc.	987,571	0.3
2,880	@	Norwegian Cruise Line Holdings Ltd.	87,293	0.0
472	@	NVR, Inc.	435,184	0.1
29,374		Omnicom Group, Inc.	1,846,743	0.6
12,550	@	O’Reilly Automotive, Inc.	1,413,381	0.5
14,673	@, L	Pandora Media, Inc.	269,983	0.1
3,193	@	Panera Bread Co.	593,706	0.2
11,737		Petsmart, Inc.	786,262	0.3
7,356		Polaris Industries, Inc.	698,820	0.2
44,017	@	Pulte Homes, Inc.	835,002	0.3
8,158		PVH Corp.	1,020,158	0.3
6,814		Ralph Lauren Corp.	1,183,864	0.4
2,050	L	Regal Entertainment Group	36,695	0.0
24,970		Ross Stores, Inc.	1,618,306	0.5
19,281	@	Sally Beauty Holdings, Inc.	599,639	0.2
12,458		Scripps Networks Interactive—Class A	831,696	0.3
3,459		SeaWorld Entertainment, Inc.	121,411	0.0
18,771		Service Corp. International	338,441	0.1
801	@	Signet Jewelers Ltd.	54,011	0.0
3,753		Six Flags Entertainment Corp.	131,955	0.0
9,393		Starwood Hotels & Resorts Worldwide, Inc.	593,544	0.2
11,693	@	Starz	258,415	0.1
3,176	@	Taylor Morrison Home Corp.	77,431	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
6,854	@	Tempur Sealy International, Inc.	$300,891	0.1
9,498	@	Tesla Motors, Inc.	1,020,370	0.3
5,018		Thor Industries, Inc.	246,785	0.1
12,690		Tiffany & Co.	924,340	0.3
7,928		Tractor Supply Co.	932,412	0.3
12,731	@	TripAdvisor, Inc.	774,936	0.3
6,009		Tupperware Corp.	466,839	0.2
7,232	@	Ulta Salon Cosmetics & Fragrance, Inc.	724,357	0.2
9,513	@	Under Armour, Inc.	568,021	0.2
12,229	@	Urban Outfitters, Inc.	491,850	0.2
9,947		VF Corp.	1,920,368	0.6
5,655	@	Visteon Corp.	356,944	0.1
1,666		Weight Watchers International, Inc.	76,636	0.0
630		Whirlpool Corp.	72,047	0.0
11,100		Williams-Sonoma, Inc.	620,379	0.2
15,435		Wyndham Worldwide Corp.	883,345	0.3
9,157		Wynn Resorts Ltd.	1,172,096	0.4
			74,910,653	24.5

		Consumer Staples: 8.2%
49,192		Avon Products, Inc.	1,034,508	0.3
17,182		Brown-Forman Corp.	1,160,644	0.4
13,132		Campbell Soup Co.	588,182	0.2
15,698		Church & Dwight Co., Inc.	968,724	0.3
12,502		Clorox Co.	1,039,416	0.3
31,128		Coca-Cola Enterprises, Inc.	1,094,460	0.4
43,792		ConAgra Foods, Inc.	1,529,655	0.5
16,438	@	Constellation Brands, Inc.	856,749	0.3
23,177		Dr Pepper Snapple Group, Inc.	1,064,520	0.4
19,418		Flowers Foods, Inc.	428,167	0.1
4,668	@	Fresh Market, Inc.	232,093	0.1
16,945	@	Green Mountain Coffee Roasters, Inc.	1,271,892	0.4
9,685	@, L	Herbalife Ltd.	437,181	0.1
17,037		Hershey Co.	1,521,063	0.5
13,980		Hillshire Brands Co.	462,458	0.2
15,234		Hormel Foods Corp.	587,728	0.2
1,074		Ingredion, Inc.	70,476	0.0
1,595		JM Smucker Co.	164,524	0.1
59,071		Kroger Co.	2,040,312	0.7
42,909		Lorillard, Inc.	1,874,265	0.6
14,982		McCormick & Co., Inc.	1,054,134	0.3
23,001		Mead Johnson Nutrition Co.	1,822,369	0.6
15,244	@	Monster Beverage Corp.	926,378	0.3
6,634		Nu Skin Enterprises, Inc.	405,470	0.1
2,189		Pinnacle Foods, Inc.	52,864	0.0
2,138		Safeway, Inc.	50,585	0.0
15,738	@, L	WhiteWave Foods Co.	255,743	0.1
42,130		Whole Foods Market, Inc.	2,168,852	0.7
			25,163,412	8.2

		Energy: 5.6%
1,211	@	Atwood Oceanics, Inc.	63,033	0.0
23,941		Cabot Oil & Gas Corp.	1,700,290	0.6
17,750	@	Cameron International Corp.	1,085,590	0.4
27,408	@	Cheniere Energy, Inc.	760,846	0.3
28,687	@	Cobalt International Energy, Inc.	762,214	0.3
11,898	@	Concho Resources, Inc.	996,101	0.3
4,851	@, L	Continental Resources, Inc.	417,477	0.1
1,775		CVR Energy, Inc.	84,135	0.0
8,652	@	Dresser-Rand Group, Inc.	518,947	0.2
4,610	@	Dril-Quip, Inc.	416,237	0.1
15,635		EQT Corp.	1,240,950	0.4
26,940	@	FMC Technologies, Inc.	1,500,019	0.5
7,165	@	Gulfport Energy Corp.	337,257	0.1
11,476	@	Kosmos Energy, LLC	116,596	0.0
3,908	@	Laredo Petroleum Holdings, Inc.	80,348	0.0
5,174		Noble Energy, Inc.	310,647	0.1
10,632	@	Oasis Petroleum, Inc.	413,266	0.1
12,291		Oceaneering International, Inc.	887,410	0.3
11,450		Pioneer Natural Resources Co.	1,657,387	0.6
2,052		QEP Resources, Inc.	57,005	0.0
18,522		Range Resources Corp.	1,432,121	0.5
5,737	L	RPC, Inc.	79,228	0.0
7,531		SM Energy Co.	451,709	0.2
2,449	@	Solar City	92,480	0.0
39,929	@	Southwestern Energy Co.	1,458,606	0.5
1,069	@	Whiting Petroleum Corp.	49,270	0.0
1,562		World Fuel Services Corp.	62,449	0.0
			17,031,618	5.6

		Financials: 8.3%
5,991	@	Affiliated Managers Group, Inc.	982,165	0.3
1,300	@	Allied World Assurance Co. Holdings Ltd.	118,963	0.0
1,203		American Financial Group, Inc.	58,839	0.0
7,304		Ameriprise Financial, Inc.	590,748	0.2
27,074	@	Aon PLC	1,742,212	0.6
9,095		Apartment Investment & Management Co.	273,214	0.1
950	@	Arch Capital Group Ltd.	48,840	0.0
14,400		Arthur J. Gallagher & Co.	629,136	0.2
602	@	Artisan Partners Asset Management, Inc.	30,046	0.0
3,451	@	Axis Capital Holdings Ltd.	157,987	0.1
1,637		Boston Properties, Inc.	172,654	0.1
6,129		Brown & Brown, Inc.	197,599	0.1
6,056		CBL & Associates Properties, Inc.	129,720	0.0
9,916		CBOE Holdings, Inc.	462,482	0.1
31,690	@	CBRE Group, Inc.	740,278	0.2
8,280		Corrections Corp. of America	280,444	0.1
11,468	L	Digital Realty Trust, Inc.	699,548	0.2
13,632		Eaton Vance Corp.	512,427	0.2
1,671	@	Endurance Specialty Holdings Ltd.	85,973	0.0
13,691		Equifax, Inc.	806,811	0.3
3,421		Equity Lifestyle Properties, Inc.	268,856	0.1
2,822		Erie Indemnity Co.	224,885	0.1
4,871		Federal Realty Investment Trust	505,025	0.2
7,771	L	Federated Investors, Inc.	213,003	0.1
1,427		Hanover Insurance Group, Inc.	69,823	0.0
8,267	@	IntercontinentalExchange, Inc.	1,469,542	0.5

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
14,554	@	Lazard Ltd.	$467,911	0.2
4,538		Leucadia National Corp.	118,986	0.0
5,054		LPL Financial Holdings, Inc.	190,839	0.1
22,089		Moody’s Corp.	1,345,883	0.4
5,747	@	MSCI, Inc.—Class A	191,203	0.1
2,435	@	Nationstar Mortgage Holdings, Inc.	91,166	0.0
11,769	@	Ocwen Financial Corp.	485,118	0.2
13,192		Omega Healthcare Investors, Inc.	409,216	0.1
18,497		Plum Creek Timber Co., Inc.	863,255	0.3
55,087		Progressive Corp.	1,400,312	0.5
14,314		Rayonier, Inc.	792,852	0.3
12,170	@	Realogy Holdings Corp.	584,647	0.2
4,363		Regency Centers Corp.	221,684	0.1
15,491		SEI Investments Co.	440,409	0.1
1,564		Senior Housing Properties Trust	40,555	0.0
520	@	Signature Bank	43,170	0.0
498	@, L	St. Joe Co.	10,483	0.0
29,460		T. Rowe Price Group, Inc.	2,154,999	0.7
10,725		Tanger Factory Outlet Centers, Inc.	358,858	0.1
1,324		Taubman Centers, Inc.	99,499	0.0
1,020	@	Validus Holdings Ltd.	36,842	0.0
15,020		Ventas, Inc.	1,043,289	0.3
4,121		Vornado Realty Trust	341,425	0.1
9,759		Waddell & Reed Financial, Inc.	424,516	0.1
62,209		Weyerhaeuser Co.	1,772,334	0.6
			25,400,671	8.3

		Health Care: 12.7%
15,143	@	Actavis, Inc.	1,911,350	0.6
4,612		Agilent Technologies, Inc.	197,209	0.1
22,168	@	Alexion Pharmaceuticals, Inc.	2,044,776	0.7
14,356	@	Alkermes PLC	411,730	0.1
26,228		AmerisourceBergen Corp.	1,464,309	0.5
20,978	@	Ariad Pharmaceuticals, Inc.	366,905	0.1
15,789	@	BioMarin Pharmaceuticals, Inc.	880,868	0.3
11,296	@	Brookdale Senior Living, Inc.	298,666	0.1
12,422	@	Bruker BioSciences Corp.	200,615	0.1
23,390	@	Catamaran Corp.	1,139,561	0.4
16,843	@	Cerner Corp.	1,618,444	0.5
2,511	@	Charles River Laboratories International, Inc.	103,026	0.0
1,881		Cigna Corp.	136,354	0.0
838		Community Health Systems, Inc.	39,285	0.0
4,067		Cooper Cos., Inc.	484,176	0.2
6,348	@	Covance, Inc.	483,337	0.2
9,142		CR Bard, Inc.	993,553	0.3
7,409	@	Cubist Pharmaceuticals, Inc.	357,855	0.1
10,463	@	DaVita, Inc.	1,263,930	0.4
4,540		Densply International, Inc.	185,958	0.1
12,831	@	Edwards Lifesciences Corp.	862,243	0.3
12,748	@	Endo Pharmaceuticals Holdings, Inc.	468,999	0.2
2,215		HCA Holdings, Inc.	79,873	0.0
29,458	@	Health Management Associates, Inc.	463,080	0.2
9,897	@	Henry Schein, Inc.	947,638	0.3
8,970	@	Hologic, Inc.	173,121	0.1
6,145	@	Idexx Laboratories, Inc.	551,698	0.2
14,127	@	Illumina, Inc.	1,057,265	0.3
11,695	@	Incyte Corp., Ltd.	257,290	0.1
5,891	@	Jazz Pharmaceuticals PLC	404,807	0.1
10,553	@	Laboratory Corp. of America Holdings	1,056,355	0.3
12,725	@	Life Technologies Corp.	941,777	0.3
8,518	@	Medivation, Inc.	419,086	0.1
3,698	@	Mednax, Inc.	338,663	0.1
3,429	@	Mettler Toledo International, Inc.	689,915	0.2
43,288	@	Mylan Laboratories	1,343,227	0.4
9,047	@	Myriad Genetics, Inc.	243,093	0.1
8,262	@, X	Onyx Pharmaceuticals, Inc.	991,440	0.3
8,889		Patterson Cos., Inc.	334,226	0.1
10,683		Perrigo Co.	1,292,643	0.4
6,638	@	Pharmacyclics, Inc.	527,522	0.2
1,187		Quest Diagnostics	71,968	0.0
1,390	@	Quintiles Transnational Holdings, Inc.	59,158	0.0
16,186	L	Resmed, Inc.	730,474	0.2
6,963	@	Salix Pharmaceuticals Ltd.	460,603	0.2
11,407	@	Seattle Genetics, Inc.	358,864	0.1
6,239	@	Sirona Dental Systems, Inc.	411,025	0.1
20,470		St. Jude Medical, Inc.	934,046	0.3
1,948		Techne Corp.	134,568	0.0
11,760	@	Tenet Healthcare Corp.	542,136	0.2
8,289	@	Theravance, Inc.	319,375	0.1
5,287	@	United Therapeutics Corp.	347,990	0.1
6,936		Universal Health Services, Inc.	464,435	0.2
12,318	@	Varian Medical Systems, Inc.	830,849	0.3
25,151	@	Vertex Pharmaceuticals, Inc.	2,008,810	0.7
26,596	@	Warner Chilcott PLC	528,729	0.2
9,734	@	Waters Corp.	973,887	0.3
1,072		Zimmer Holdings, Inc.	80,336	0.0
56,792	L	Zoetis, Inc.	1,754,305	0.6
			39,037,426	12.7

		Industrials: 14.4%
1,126	@	Aecom Technology Corp.	35,796	0.0
7,370	@	Alaska Air Group, Inc.	383,240	0.1
455		Amerco, Inc.	73,665	0.0
27,661		Ametek, Inc.	1,170,060	0.4
3,762		AO Smith Corp.	136,485	0.0
3,127	@	Armstrong World Industries, Inc.	149,439	0.1
3,585		Avery Dennison Corp.	153,295	0.1
12,240	@	Avis Budget Group, Inc.	351,900	0.1
8,798		Babcock & Wilcox Co.	264,204	0.1
10,498	@	BE Aerospace, Inc.	662,214	0.2
369		Carlisle Cos., Inc.	22,992	0.0
18,240		CH Robinson Worldwide, Inc.	1,027,094	0.3

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
11,424		Chicago Bridge & Iron Co. NV	$681,556	0.2
3,287		Cintas Corp.	149,690	0.1
6,879	@	Clean Harbors, Inc.	347,596	0.1
9,727	@	Colfax Corp.	506,874	0.2
2,344		Con-way, Inc.	91,322	0.0
3,779	@	Copa Holdings S.A.	495,502	0.2
12,688	@	Copart, Inc.	390,790	0.1
5,084		Crane Co.	304,633	0.1
44,550		Delta Airlines, Inc.	833,531	0.3
15,369		Donaldson Co., Inc.	548,059	0.2
14,344		Dover Corp.	1,113,955	0.4
4,202		Dun & Bradstreet Corp.	409,485	0.1
23,469		Expeditors International Washington, Inc.	892,057	0.3
1,006		Extra Space Storage, Inc.	42,182	0.0
33,699		Fastenal Co.	1,545,099	0.5
16,241		Flowserve Corp.	877,176	0.3
11,080		Fluor Corp.	657,155	0.2
16,477		Fortune Brands Home & Security, Inc.	638,319	0.2
2,154	@	Genesee & Wyoming, Inc.	182,745	0.1
6,959		Graco, Inc.	439,878	0.1
633		Harsco Corp.	14,679	0.0
39,343	@	Hertz Global Holdings, Inc.	975,706	0.3
11,385	@	Hexcel Corp.	387,659	0.1
4,890		Hubbell, Inc.	484,110	0.2
5,698		Huntington Ingalls Industries, Inc.	321,823	0.1
8,708		IDEX Corp.	468,578	0.2
7,467	@	IHS, Inc.	779,405	0.3
24,174	@	Ingersoll-Rand PLC—Class A	1,342,140	0.4
17,419		Iron Mountain, Inc.	463,520	0.2
10,217		ITT Corp.	300,482	0.1
10,385		JB Hunt Transport Services, Inc.	750,212	0.2
12,515		Kansas City Southern	1,326,089	0.4
3,232		KAR Auction Services, Inc.	73,916	0.0
3,811	@	Kirby Corp.	303,127	0.1
5,292		Landstar System, Inc.	272,538	0.1
5,726		Lennox International, Inc.	369,556	0.1
9,436		Lincoln Electric Holdings, Inc.	540,400	0.2
15,169		Manitowoc Co., Inc.	271,677	0.1
40,529		Masco Corp.	789,910	0.3
4,044	@	MRC Global, Inc.	111,695	0.0
5,371		MSC Industrial Direct Co.	416,038	0.1
833	@	Navistar International Corp.	23,124	0.0
3,569	@	Nielsen Holdings NV	119,883	0.0
7,294		Nordson Corp.	505,547	0.2
8,064	@	Old Dominion Freight Line	335,624	0.1
5,186		Paccar, Inc.	278,281	0.1
12,643		Pall Corp.	839,875	0.3
9,924	L	Pitney Bowes, Inc.	145,684	0.0
4,992	@	Quanta Services, Inc.	132,088	0.0
15,851		Robert Half International, Inc.	526,729	0.2
15,866		Rockwell Automation, Inc.	1,319,099	0.4
13,732		Rockwell Collins, Inc.	870,746	0.3
7,229		Rollins, Inc.	187,231	0.1
11,248		Roper Industries, Inc.	1,397,227	0.5
11,183		RR Donnelley & Sons Co.	156,674	0.1
40,147	@	Seadrill LTD	1,635,260	0.5
747		Snap-On, Inc.	66,767	0.0
9,024		Southwest Airlines Co.	116,319	0.0
1,767	@	Spirit Aerosystems Holdings, Inc.	37,955	0.0
1,620		Stanley Black & Decker, Inc.	125,226	0.0
9,802	@	Stericycle, Inc.	1,082,435	0.4
6,575		Toro Co.	298,571	0.1
5,953		TransDigm Group, Inc.	933,252	0.3
1,189		Triumph Group, Inc.	94,109	0.0
37,932	@	United Continental Holdings, Inc.	1,186,892	0.4
10,702	@	United Rentals, Inc.	534,137	0.2
3,039		Valmont Industries, Inc.	434,851	0.1
17,191	@	Verisk Analytics, Inc.	1,026,303	0.3
6,634	@	WABCO Holdings, Inc.	495,493	0.2
10,926		Wabtec Corp.	583,776	0.2
13,232		Waste Connections, Inc.	544,365	0.2
6,699		WW Grainger, Inc.	1,689,354	0.6
1,284		Xylem, Inc.	34,591	0.0
			44,098,716	14.4

		Information Technology: 15.9%
11,429	@	3D Systems Corp.	501,733	0.2
68,850	@, L	Advanced Micro Devices, Inc.	280,908	0.1
20,186	@	Akamai Technologies, Inc.	858,914	0.3
5,587	@	Alliance Data Systems Corp.	1,011,415	0.3
12,542		Altera Corp.	413,761	0.1
18,156		Amphenol Corp.	1,415,079	0.5
15,121		Analog Devices, Inc.	681,352	0.2
10,589	@	Ansys, Inc.	774,056	0.3
90,216		Applied Materials, Inc.	1,345,121	0.4
48,687	@	Atmel Corp.	357,849	0.1
20,238	@	Autodesk, Inc.	686,878	0.2
25,605	@	Avago Technologies Ltd.	957,115	0.3
16,354	@	BMC Software, Inc.	738,220	0.2
3,293		Booz Allen Hamilton Holding Corp.	57,232	0.0
13,775		Broadridge Financial Solutions ADR	366,139	0.1
32,139	@	Cadence Design Systems, Inc.	465,373	0.2
21,254	@	Citrix Systems, Inc.	1,282,254	0.4
5,300	@, L	Concur Technologies, Inc.	431,314	0.1
13,397	@	Cree, Inc.	855,532	0.3
2,045	L	Dolby Laboratories, Inc.	68,405	0.0
3,150		DST Systems, Inc.	205,789	0.1
26,408	@	Electronic Arts, Inc.	606,592	0.2
5,607	@	Equinix, Inc.	1,035,725	0.3
8,953	@	F5 Networks, Inc.	615,966	0.2
4,996	L	Factset Research Systems, Inc.	509,292	0.2
3,298		Fidelity National Information Services, Inc.	141,286	0.1
15,126	@	Fiserv, Inc.	1,322,164	0.4
7,712	@	FleetCor Technologies, Inc.	626,986	0.2
11,232		Flir Systems, Inc.	302,927	0.1
15,414	@	Fortinet, Inc.	269,745	0.1
2,872	@, L	Freescale Semiconductor Holdings Ltd.	38,916	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
10,649	@	Gartner, Inc.	$606,887	0.2
19,097	@	Genpact Ltd.	367,426	0.1
8,662		Global Payments, Inc.	401,224	0.1
2,166		Harris Corp.	106,676	0.0
8,480		IAC/InterActiveCorp	403,309	0.1
12,273	@	Informatica Corp.	429,310	0.1
33,727		Intuit, Inc.	2,058,359	0.7
3,682	L	IPG Photonics Corp.	223,608	0.1
9,782		Jack Henry & Associates, Inc.	461,026	0.2
20,234	@	JDS Uniphase Corp.	290,965	0.1
10,642	@	Juniper Networks, Inc.	205,497	0.1
4,328	@	Lam Research Corp.	191,904	0.1
8,332		Lender Processing Services, Inc.	269,540	0.1
26,493		Linear Technology Corp.	976,002	0.3
10,276	@	LinkedIn Corp.	1,832,211	0.6
7,258	@	LSI Logic Corp.	51,822	0.0
33,068		Maxim Integrated Products	918,629	0.3
22,397		Microchip Technology, Inc.	834,288	0.3
1,334	@	Micros Systems, Inc.	57,562	0.0
26,017		Motorola Solutions, Inc.	1,501,961	0.5
10,935		National Instruments Corp.	305,524	0.1
18,678	@	NCR Corp.	616,187	0.2
40,940	@	NetApp, Inc.	1,546,713	0.5
3,979	@	NetSuite, Inc.	365,033	0.1
7,477	@	NeuStar, Inc.	363,980	0.1
48,659	@	ON Semiconductor Corp.	393,165	0.1
3,789	@	Palo Alto Networks, Inc.	159,744	0.1
33,257		Paychex, Inc.	1,214,546	0.4
12,833	@	Rackspace Hosting, Inc.	486,242	0.2
21,537	@	Red Hat, Inc.	1,029,899	0.3
17,546	@	Riverbed Technolgoy, Inc.	273,016	0.1
1,373	@	Rovi Corp.	31,359	0.0
12,551	@	Sandisk Corp.	766,866	0.3
8,971	@	ServiceNow, Inc.	362,339	0.1
4,183	@	Silicon Laboratories, Inc.	173,218	0.1
18,043	@	Skyworks Solutions, Inc.	394,961	0.1
7,441	@	SolarWinds, Inc.	288,785	0.1
7,826		Solera Holdings, Inc.	435,517	0.1
11,655	@	Splunk, Inc.	540,326	0.2
1,990	@, L	Stratasys Ltd.	166,643	0.1
57,602		Symantec Corp.	1,294,317	0.4
1,072	@	Tableau Software, Inc.	59,410	0.0
18,560	@	Teradata Corp.	932,269	0.3
18,636	@	TIBCO Software, Inc.	398,810	0.1
14,404		Total System Services, Inc.	352,610	0.1
29,053	@	Trimble Navigation Ltd.	755,669	0.3
9,930	@	Vantiv, Inc.	274,068	0.1
16,196	@	VeriSign, Inc.	723,313	0.2
63,282		Western Union Co.	1,082,755	0.4
4,205	@, L	Workday, Inc.	269,498	0.1
29,976		Xilinx, Inc.	1,187,349	0.4
514	@	Zebra Technologies Corp.	22,328	0.0
			48,678,703	15.9

		Materials: 5.7%
7,440		Airgas, Inc.	710,222	0.2
3,793		Albemarle Corp.	236,266	0.1
5,311		Aptargroup, Inc.	293,220	0.1
16,899		Ball Corp.	701,984	0.2
5,135		Bemis Co., Inc.	200,984	0.1
18,134		Celanese Corp.	812,403	0.3
3,784		Compass Minerals International, Inc.	319,862	0.1
13,938	@	Crown Holdings, Inc.	573,270	0.2
5,625		Eagle Materials, Inc.	372,769	0.1
17,590		Eastman Chemical Co.	1,231,476	0.4
15,463		FMC Corp.	944,171	0.3
715		Greif, Inc.—Class A	37,659	0.0
9,258		International Flavors & Fragrances, Inc.	695,831	0.2
43,455		International Paper Co.	1,925,491	0.6
5,233		Martin Marietta Materials, Inc.	515,032	0.2
1,077	L	NewMarket Corp.	282,777	0.1
10,986	@	Owens-Illinois, Inc.	305,301	0.1
11,141		Packaging Corp. of America	545,463	0.2
5,886		Rock-Tenn Co.	587,894	0.2
6,406		Rockwood Holdings, Inc.	410,176	0.1
1,850		Royal Gold, Inc.	77,848	0.0
14,085		RPM International, Inc.	449,875	0.1
4,878		Scotts Miracle-Gro Co.	235,656	0.1
22,242		Sealed Air Corp.	532,696	0.2
10,062		Sherwin-Williams Co.	1,776,949	0.6
12,905		Sigma-Aldrich Corp.	1,037,046	0.3
5,008		Silgan Holdings, Inc.	235,176	0.1
1,230	@	Tahoe Resources, Inc.	17,404	0.0
10,125		Valspar Corp.	654,784	0.2
1,992		Westlake Chemical Corp.	192,049	0.1
7,514	@	WR Grace & Co.	631,477	0.2
			17,543,211	5.7

		Telecommunication Services: 1.6%
56,291	@	Clearwire Corp.	280,329	0.1
33,369	@	Crown Castle International Corp.	2,415,582	0.8
6,174	@	Level 3 Communications, Inc.	130,148	0.0
14,494	@	SBA Communications Corp.	1,074,295	0.3
17,075	@	TW Telecom, Inc.	480,491	0.2
63,637	L	Windstream Corp.	490,641	0.2
			4,871,486	1.6

		Utilities: 0.7%
14,008		Aqua America, Inc.	438,310	0.2
5,155	@	Calpine Corp.	109,441	0.0
5,943		ITC Holdings Corp.	542,596	0.2
22,008		Oneok, Inc.	909,150	0.3
2,564		Questar Corp.	61,151	0.0
			2,060,648	0.7

		Total Common Stock
		(Cost $195,955,814)	298,796,544	97.6

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
161	@	Intelsat SA	3,220	0.0

		Total Preferred Stock
		(Cost $3,219)	3,220	0.0

		Total Long-Term Investments
		(Cost $195,959,033)	298,799,764	97.6

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.9%
	Securities Lending Collateralcc(1): 2.3%
1,702,003	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $1,702,035, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $1,736,043, due 07/15/13-05/01/51)	$1,702,003	0.5
1,702,003	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,702,023, collateralized by various U.S. Government Agency Obligations, 2.166%-5.500%, Market Value plus accrued interest $1,736,043, due 12/01/17-06/01/43)	1,702,003	0.5
1,702,003	Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,702,038, collateralized by various U.S. Government Agency Obligations, 1.374%-6.500%, Market Value plus accrued interest $1,736,043, due 06/01/17-03/01/48)	1,702,003	0.6
1,702,003	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $1,702,038, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,736,043, due 07/01/32-07/01/43)	1,702,003	0.6
358,309	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $358,312, collateralized by various U.S. Government Securities, 0.625%-3.875%, Market Value plus accrued interest $365,484, due 01/15/25-02/15/43)	358,309	0.1
		7,166,321	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
4,867,001	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $4,867,001)	4,867,001	1.6

	Total Short-Term Investments
	(Cost $12,033,322)	12,033,322	3.9

	Total Investments in Securities (Cost $207,992,355)	$310,833,086	101.5
	Liabilities in Excess of Other Assets	(4,617,939)	(1.5)
	Net Assets	$306,215,147	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $208,472,631.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$104,322,452
Gross Unrealized Depreciation	(1,961,997)
Net Unrealized Appreciation	$102,360,455

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$74,910,653	$—	$—	$74,910,653
Consumer Staples	25,163,412	—	—	25,163,412
Energy	17,031,618	—	—	17,031,618
Financials	25,400,671	—	—	25,400,671
Health Care	38,045,986	991,440	—	39,037,426
Industrials	44,098,716	—	—	44,098,716
Information Technology	48,678,703	—	—	48,678,703
Materials	17,543,211	—	—	17,543,211
Telecommunication Services	4,871,486	—	—	4,871,486
Utilities	2,060,648	—	—	2,060,648
Total Common Stock	297,805,104	991,440	—	298,796,544
Preferred Stock	3,220	—	—	3,220
Short-Term Investments	4,867,001	7,166,321	—	12,033,322
Total Investments, at fair value	$302,675,325	$8,157,761	$—	$310,833,086
Liabilities Table
Other Financial Instruments+
Futures	$(18,857)	$—	$—	$(18,857)
Total Liabilities	$(18,857)	$—	$—	$(18,857)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING RussellTM Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	67	09/20/13	$7,757,930	$(18,857)
			$7,757,930	$(18,857)

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 17.3%
31,299		Aaron’s, Inc.	$876,685	0.0
32,359		Abercrombie & Fitch Co.	1,464,245	0.1
90,371		ADT Corp.	3,601,284	0.2
30,153		Advance Auto Parts, Inc.	2,447,519	0.1
14,192		Allison Transmission Holdings, Inc.	327,551	0.0
24,828	@	AMC Networks, Inc.	1,623,999	0.1
79,585		American Eagle Outfitters	1,453,222	0.1
40,287	@	Apollo Group, Inc.—Class A	713,886	0.0
52,694	@	Ascena Retail Group, Inc.	919,510	0.1
20,992	@	Autonation, Inc.	910,843	0.0
14,653	@	Autozone, Inc.	6,208,330	0.3
15,974	@	Bally Technologies, Inc.	901,253	0.0
90,310	@	Bed Bath & Beyond, Inc.	6,402,979	0.3
112,845		Best Buy Co., Inc.	3,084,054	0.2
24,022	@	Big Lots, Inc.	757,414	0.0
47,748	@	BorgWarner, Inc.	4,113,490	0.2
29,124		Brinker International, Inc.	1,148,359	0.1
41,440	@	Burger King Worldwide Inc.	808,250	0.0
19,650	@	Cabela’s, Inc.	1,272,534	0.1
80,443		Cablevision Systems Corp.	1,353,051	0.1
92,766	@	Carmax, Inc.	4,282,079	0.2
24,470		Carter’s, Inc.	1,812,493	0.1
27,341	@	Charter Communications, Inc.	3,386,183	0.2
66,986		Chico’s FAS, Inc.	1,142,781	0.1
12,771	@	Chipotle Mexican Grill, Inc.	4,653,114	0.2
11,422		Choice Hotels International, Inc.	453,339	0.0
47,654		Cinemark Holdings, Inc.	1,330,500	0.1
17,448	@	Clear Channel Outdoor Holdings, Inc.	130,162	0.0
116,072		Coach, Inc.	6,626,550	0.3
24,945	@	CST Brands, Inc.	768,555	0.0
53,645		Darden Restaurants, Inc.	2,708,000	0.1
14,227	@	Deckers Outdoor Corp.	718,606	0.0
129,170	@	Delphi Automotive PLC	6,547,627	0.3
25,955		DeVry, Inc.	805,124	0.0
40,805		Dick’s Sporting Goods, Inc.	2,042,698	0.1
11,157		Dillard’s, Inc.	914,539	0.0
101,107	@	Discovery Communications, Inc.—Class A	7,806,471	0.4
86,163		Dish Network Corp.—Class A	3,663,651	0.2
135,180	@	Dollar General Corp.	6,817,127	0.3
92,487	@	Dollar Tree, Inc.	4,702,039	0.2
23,252		Domino’s Pizza, Inc.	1,352,104	0.1
116,520		D.R. Horton, Inc.	2,479,546	0.1
30,454	@, L	DreamWorks Animation SKG, Inc.	781,450	0.0
14,702		DSW, Inc.	1,080,156	0.1
44,021		Dunkin’ Brands Group, Inc.	1,884,979	0.1
44,030		Expedia, Inc.	2,648,404	0.1
39,763		Family Dollar Stores, Inc.	2,477,632	0.1
61,998		Foot Locker, Inc.	2,177,990	0.1
21,248	@	Fossil Group, Inc.	2,195,131	0.1
49,090		GameStop Corp.	2,063,253	0.1
94,521		Gannett Co., Inc.	2,311,984	0.1
115,354		Gap, Inc.	4,813,722	0.2
50,671	@, L	Garmin Ltd.	1,832,263	0.1
59,351		Gentex Corp.	1,368,041	0.1
64,019		Genuine Parts Co.	4,997,963	0.2
40,635		GNC Holdings, Inc.	1,796,473	0.1
101,507	@	Goodyear Tire & Rubber Co.	1,552,042	0.1
173,400	@	Groupon, Inc.	1,473,900	0.1
24,487		Guess ?, Inc.	759,832	0.0
112,472		H&R Block, Inc.	3,121,098	0.2
40,709		Hanesbrands, Inc.	2,093,257	0.1
92,584		Harley-Davidson, Inc.	5,075,455	0.2
28,064		Harman International Industries, Inc.	1,521,069	0.1
47,393		Hasbro, Inc.	2,124,628	0.1
23,355	@	HomeAway, Inc.	755,301	0.0
18,506	@	Hyatt Hotels Corp.	746,902	0.0
107,549		International Game Technology	1,797,144	0.1
177,003		Interpublic Group of Cos., Inc.	2,575,394	0.1
46,490	@	Jarden Corp.	2,033,937	0.1
70,683	@, L	JC Penney Co., Inc.	1,207,266	0.1
18,813		John Wiley & Sons, Inc.	754,213	0.0
91,722		Kohl’s Corp.	4,632,878	0.2
99,152		L Brands, Inc.	4,883,236	0.2
32,543	@	Lamar Advertising Co.	1,412,366	0.1
38,206		Lear Corp.	2,309,935	0.1
59,006		Leggett & Platt, Inc.	1,834,497	0.1
68,322		Lennar Corp.	2,462,325	0.1
41,705	@	Liberty Media Corp.	5,286,526	0.3
218,827	@	Liberty Media Corp.—Interactive	5,035,209	0.2
15,185	@	Liberty Ventures	1,290,877	0.1
33,372	@	Lions Gate Entertainment Corp.	916,729	0.0
123,329	@	LKQ Corp.	3,175,722	0.2
158,522		Macy’s, Inc.	7,609,056	0.4
25,252	@	The Madison Square Garden, Inc.	1,496,181	0.1
96,210		Marriott International, Inc.	3,883,998	0.2
142,702		Mattel, Inc.	6,465,828	0.3
113,242		McGraw-Hill Cos., Inc.	6,023,342	0.3
153,532	@	MGM Resorts International	2,269,203	0.1
83,249	@	Michael Kors Holdings Ltd.	5,163,103	0.3
25,055	@	Mohawk Industries, Inc.	2,818,437	0.1
8,535		Morningstar, Inc.	662,145	0.0
20,751	@	NetFlix, Inc.	4,380,329	0.2
119,209		Newell Rubbermaid, Inc.	3,129,236	0.2
59,908		Nordstrom, Inc.	3,590,885	0.2
11,203	@	Norwegian Cruise Line Holdings Ltd.	339,563	0.0
2,058	@	NVR, Inc.	1,897,476	0.1
106,837		Omnicom Group, Inc.	6,716,842	0.3
45,634	@	O’Reilly Automotive, Inc.	5,139,301	0.2
53,344	@, L	Pandora Media, Inc.	981,530	0.1
11,616	@	Panera Bread Co.	2,159,879	0.1
28,068	@	Penn National Gaming, Inc.	1,483,674	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
42,687		Petsmart, Inc.	$2,859,602	0.1
26,754		Polaris Industries, Inc.	2,541,630	0.1
160,034	@	Pulte Homes, Inc.	3,035,845	0.2
33,477		PVH Corp.	4,186,299	0.2
24,782		Ralph Lauren Corp.	4,305,625	0.2
33,956	L	Regal Entertainment Group	607,812	0.0
90,817		Ross Stores, Inc.	5,885,850	0.3
67,465	@	Royal Caribbean Cruises Ltd.	2,249,283	0.1
70,106	@	Sally Beauty Holdings, Inc.	2,180,297	0.1
45,300		Scripps Networks Interactive—Class A	3,024,228	0.1
17,885	@, L	Sears Holding Corp.	752,601	0.0
12,578		SeaWorld Entertainment, Inc.	441,488	0.0
87,495		Service Corp. International	1,577,535	0.1
33,419	@	Signet Jewelers Ltd.	2,253,443	0.1
13,651		Six Flags Entertainment Corp.	479,969	0.0
274,254		Staples, Inc.	4,349,668	0.2
80,380		Starwood Hotels & Resorts Worldwide, Inc.	5,079,212	0.2
48,006	@	Starz	1,060,933	0.1
13,080	@	Taylor Morrison Home Corp.	318,890	0.0
24,942	@	Tempur Sealy International, Inc.	1,094,954	0.1
34,534	@, L	Tesla Motors, Inc.	3,709,988	0.2
18,237		Thor Industries, Inc.	896,896	0.0
46,140		Tiffany & Co.	3,360,838	0.2
69,866	@	Toll Brothers, Inc.	2,279,728	0.1
28,824		Tractor Supply Co.	3,389,991	0.2
46,296	@	TripAdvisor, Inc.	2,818,037	0.1
44,471	@	TRW Automotive Holdings Corp.	2,954,653	0.1
21,840		Tupperware Corp.	1,696,750	0.1
26,302	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,634,408	0.1
34,610	@	Under Armour, Inc.	2,066,563	0.1
44,475	@	Urban Outfitters, Inc.	1,788,784	0.1
36,168		VF Corp.	6,982,594	0.3
20,559	@	Visteon Corp.	1,297,684	0.1
1,805		Washington Post	873,205	0.0
11,127		Weight Watchers International, Inc.	511,842	0.0
117,035		Wendy’s Company	682,314	0.0
32,698		Whirlpool Corp.	3,739,343	0.2
40,362		Williams-Sonoma, Inc.	2,255,832	0.1
56,134		Wyndham Worldwide Corp.	3,212,549	0.2
33,306		Wynn Resorts Ltd.	4,263,168	0.2
			364,703,264	17.3

		Consumer Staples: 5.8%
178,884		Avon Products, Inc.	3,761,930	0.2
66,483		Beam, Inc.	4,195,742	0.2
62,486		Brown-Forman Corp.	4,220,929	0.2
60,775	@	Bunge Ltd.	4,301,047	0.2
72,462		Campbell Soup Co.	3,245,573	0.2
57,104		Church & Dwight Co., Inc.	3,523,888	0.2
54,397		Clorox Co.	4,522,567	0.2
113,237		Coca-Cola Enterprises, Inc.	3,981,413	0.2
172,194		ConAgra Foods, Inc.	6,014,736	0.3
63,512	@	Constellation Brands, Inc.	3,310,245	0.2
76,987	@	Dean Foods Co.	771,410	0.0
84,290		Dr Pepper Snapple Group, Inc.	3,871,440	0.2
25,710		Energizer Holdings, Inc.	2,584,112	0.1
70,633		Flowers Foods, Inc.	1,557,458	0.1
16,976	@	Fresh Market, Inc.	844,047	0.0
61,644	@	Green Mountain Coffee Roasters, Inc.	4,626,999	0.2
35,213	@, L	Herbalife Ltd.	1,589,515	0.1
61,954		Hershey Co.	5,531,253	0.3
50,838		Hillshire Brands Co.	1,681,721	0.1
55,404		Hormel Foods Corp.	2,137,486	0.1
32,009		Ingredion, Inc.	2,100,431	0.1
44,317		JM Smucker Co.	4,571,299	0.2
214,837		Kroger Co.	7,420,470	0.3
156,069		Lorillard, Inc.	6,817,094	0.3
54,496		McCormick & Co., Inc.	3,834,339	0.2
83,641		Mead Johnson Nutrition Co.	6,626,876	0.3
57,731		Molson Coors Brewing Co.	2,763,006	0.1
55,447	@	Monster Beverage Corp.	3,369,514	0.2
24,121		Nu Skin Enterprises, Inc.	1,474,275	0.1
13,846		Pinnacle Foods, Inc.	334,381	0.0
99,528		Safeway, Inc.	2,354,832	0.1
57,352	@	Smithfield Foods, Inc.	1,878,278	0.1
115,730		Tyson Foods, Inc.	2,971,946	0.1
57,237	@, L	WhiteWave Foods Co.	930,101	0.0
153,233		Whole Foods Market, Inc.	7,888,435	0.4
			121,608,788	5.8

		Energy: 6.1%
—	@	Alpha Natural Resources, Inc.	—	—
23,663	@	Atwood Oceanics, Inc.	1,231,659	0.1
87,078		Cabot Oil & Gas Corp.	6,184,280	0.3
102,477	@	Cameron International Corp.	6,267,493	0.3
99,672	@	Cheniere Energy, Inc.	2,766,895	0.1
239,332		Chesapeake Energy Corp.	4,877,586	0.2
35,707		Cimarex Energy Co.	2,320,598	0.1
113,796	@	Cobalt International Energy, Inc.	3,023,560	0.1
43,262	@	Concho Resources, Inc.	3,621,895	0.2
94,434		Consol Energy, Inc.	2,559,161	0.1
17,639	@	Continental Resources, Inc.	1,518,012	0.1
6,449		CVR Energy, Inc.	305,683	0.0
154,119	@	Denbury Resources, Inc.	2,669,341	0.1
28,435		Diamond Offshore Drilling	1,956,044	0.1
31,467	@	Dresser-Rand Group, Inc.	1,887,391	0.1
16,760	@	Dril-Quip, Inc.	1,513,260	0.1
62,157		EQT Corp.	4,933,401	0.2
97,971	@	FMC Technologies, Inc.	5,455,025	0.3
18,055	@	Golar LNG Ltd.	575,774	0.0
31,957	@	Gulfport Energy Corp.	1,504,216	0.1
39,188		Helmerich & Payne, Inc.	2,447,291	0.1
83,922		HollyFrontier Corp.	3,590,183	0.2
41,687	@	Kosmos Energy, LLC	423,540	0.0
16,039	@	Laredo Petroleum Holdings, Inc.	329,762	0.0
97,629	@	McDermott International, Inc.	798,605	0.0
78,899		Murphy Oil Corp.	4,804,160	0.2
121,746	@	Nabors Industries Ltd.	1,863,931	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
55,932	@	Newfield Exploration Co.	$1,336,215	0.1
148,163		Noble Energy, Inc.	8,895,706	0.4
38,679	@	Oasis Petroleum, Inc.	1,503,453	0.1
44,702		Oceaneering International, Inc.	3,227,484	0.2
22,697	@	Oil States International, Inc.	2,102,650	0.1
60,703		Patterson-UTI Energy, Inc.	1,174,907	0.1
9,701	L	PBF Energy, Inc.	251,256	0.0
111,387		Peabody Energy Corp.	1,630,706	0.1
56,424		Pioneer Natural Resources Co.	8,167,374	0.4
74,053		QEP Resources, Inc.	2,057,192	0.1
67,377		Range Resources Corp.	5,209,590	0.2
51,287	@	Rowan Companies PLC	1,747,348	0.1
26,013	L	RPC, Inc.	359,239	0.0
204,342	@, L	SandRidge Energy, Inc.	972,668	0.0
27,383		SM Energy Co.	1,642,432	0.1
8,928	@	Solar City	337,109	0.0
145,245	@	Southwestern Energy Co.	5,305,800	0.2
65,931	@	Superior Energy Services	1,710,250	0.1
15,671	@	Teekay Corp.	636,713	0.0
56,103		Tesoro Corp.	2,935,309	0.1
20,460		Tidewater, Inc.	1,165,606	0.1
63,147	@, L	Ultra Petroleum Corp.	1,251,573	0.1
20,270	@	Unit Corp.	863,097	0.0
48,676	@	Whiting Petroleum Corp.	2,243,477	0.1
30,014		World Fuel Services Corp.	1,199,960	0.1
82,716	@	WPX Energy, Inc.	1,566,641	0.1
			128,922,501	6.1

		Financials: 20.0%
21,784	@	Affiliated Managers Group, Inc.	3,571,269	0.2
29,519		Alexandria Real Estate Equities, Inc.	1,939,989	0.1
6,934	@	Alleghany Corp.	2,657,872	0.1
14,282	@	Allied World Assurance Co. Holdings Ltd.	1,306,946	0.1
43,279		American Campus Communities, Inc.	1,759,724	0.1
163,738		American Capital Agency Corp.	3,764,337	0.2
125,261	@	American Capital Ltd.	1,587,057	0.1
32,090		American Financial Group, Inc.	1,569,522	0.1
3,000		American National Insurance	298,410	0.0
83,262		Ameriprise Financial, Inc.	6,734,231	0.3
391,388		Annaly Capital Management, Inc.	4,919,747	0.2
127,712	@	Aon PLC	8,218,267	0.4
60,303		Apartment Investment & Management Co.	1,811,502	0.1
54,958	@	Arch Capital Group Ltd.	2,825,391	0.1
110,737		Ares Capital Corp.	1,904,676	0.1
52,384		Arthur J. Gallagher & Co.	2,288,657	0.1
5,259	@	Artisan Partners Asset Management, Inc.	262,477	0.0
27,369	@	Aspen Insurance Holdings Ltd.	1,015,116	0.0
69,222		Associated Banc-Corp.	1,076,402	0.0
31,814		Assurant, Inc.	1,619,651	0.1
69,633	@	Assured Guaranty Ltd.	1,536,104	0.1
53,449		AvalonBay Communities, Inc.	7,210,805	0.3
49,261	@	Axis Capital Holdings Ltd.	2,255,169	0.1
18,511		Bank of Hawaii Corp.	931,473	0.0
26,585		BankUnited, Inc.	691,476	0.0
76,967		BioMed Realty Trust, Inc.	1,557,042	0.1
10,933		BOK Financial Corp.	700,259	0.0
62,683		Boston Properties, Inc.	6,611,176	0.3
64,716		Brandywine Realty Trust	874,960	0.0
31,849		BRE Properties, Inc.	1,593,087	0.1
48,735		Brown & Brown, Inc.	1,571,216	0.1
35,036		Camden Property Trust	2,422,389	0.1
80,893		CapitalSource, Inc.	758,776	0.0
67,411		CBL & Associates Properties, Inc.	1,443,944	0.1
36,066		CBOE Holdings, Inc.	1,682,118	0.1
115,254	@	CBRE Group, Inc.	2,692,333	0.1
424,550		Chimera Investment Corp.	1,273,650	0.1
67,541		Cincinnati Financial Corp.	3,100,132	0.1
83,149	@	CIT Group, Inc.	3,877,238	0.2
19,274		City National Corp.	1,221,393	0.1
10,913		CNA Financial Corp.	355,982	0.0
77,102		Comerica, Inc.	3,070,973	0.1
31,771		Commerce Bancshares, Inc.	1,383,945	0.1
48,919		CommonWealth REIT	1,131,007	0.1
35,472		Corporate Office Properties Trust SBI MD	904,536	0.0
47,607		Corrections Corp. of America	1,612,449	0.1
21,488	L	Cullen/Frost Bankers, Inc.	1,434,754	0.1
109,102		DDR Corp.	1,816,548	0.1
53,050	L	Digital Realty Trust, Inc.	3,236,050	0.2
58,920		Douglas Emmett, Inc.	1,470,054	0.1
132,885		Duke Realty Corp.	2,071,677	0.1
118,514	@	E*Trade Financial Corp.	1,500,387	0.1
56,238		East-West Bancorp., Inc.	1,546,545	0.1
49,579		Eaton Vance Corp.	1,863,675	0.1
17,811	@	Endurance Specialty Holdings Ltd.	916,376	0.0
49,783		Equifax, Inc.	2,933,712	0.1
17,207		Equity Lifestyle Properties, Inc.	1,352,298	0.1
10,269		Erie Indemnity Co.	818,337	0.0
15,698		Essex Property Trust, Inc.	2,494,726	0.1
20,650	@	Everest Re Group Ltd.	2,648,569	0.1
26,964		Federal Realty Investment Trust	2,795,627	0.1
38,307	L	Federated Investors, Inc.	1,049,995	0.0
94,027		Fidelity National Financial, Inc.	2,238,783	0.1
361,309		Fifth Third Bancorp.	6,521,627	0.3
3,121		First Citizens BancShares, Inc.	599,388	0.0
99,697		First Horizon National Corp.	1,116,606	0.0
146,318		First Niagara Financial Group, Inc.	1,473,422	0.1
48,115		First Republic Bank	1,851,465	0.1
65,266	@	Forest City Enterprises, Inc.	1,168,914	0.1
80,614		Fulton Financial Corp.	925,449	0.0
245,569		General Growth Properties, Inc.	4,879,456	0.2
203,652	@	Genworth Financial, Inc.	2,323,669	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
18,164		Hanover Insurance Group, Inc.	$888,764	0.0
188,326		Hartford Financial Services Group, Inc.	5,823,040	0.3
40,818		Hatteras Financial Corp.	1,005,755	0.0
41,464		HCC Insurance Holdings, Inc.	1,787,513	0.1
187,772		HCP, Inc.	8,532,360	0.4
117,547		Health Care Real Estate Investment Trust, Inc.	7,879,175	0.4
46,016		Healthcare Trust of America, Inc.	516,760	0.0
21,570		Home Properties, Inc.	1,410,031	0.1
57,753		Hospitality Properties Trust	1,517,749	0.1
307,641		Host Hotels & Resorts, Inc.	5,189,904	0.2
16,323	@	Howard Hughes Corp.	1,829,645	0.1
218,186		Hudson City Bancorp., Inc.	1,998,584	0.1
346,566		Huntington Bancshares, Inc.	2,730,940	0.1
31,006	**,@	ING US INC	838,768	0.0
19,290		Interactive Brokers Group, Inc.	308,061	0.0
30,066	@	IntercontinentalExchange, Inc.	5,344,532	0.2
183,717	@	Invesco Ltd.	5,842,201	0.3
—		Janus Capital Group, Inc.	—	—
18,226		Jones Lang LaSalle, Inc.	1,661,118	0.1
19,669		Kemper Corp.	673,663	0.0
380,287		Keycorp	4,198,368	0.2
31,181		Kilroy Realty Corp.	1,652,905	0.1
168,855		Kimco Realty Corp.	3,618,563	0.2
52,944	@	Lazard Ltd.	1,702,150	0.1
45,886		Legg Mason, Inc.	1,422,925	0.1
122,181		Leucadia National Corp.	3,203,586	0.1
44,307		Liberty Property Trust	1,637,587	0.1
110,907		Lincoln National Corp.	4,044,778	0.2
23,376		LPL Financial Holdings, Inc.	882,678	0.0
53,302		M&T Bank Corp.	5,956,498	0.3
56,791		Macerich Co.	3,462,547	0.2
36,293		Mack-Cali Realty Corp.	888,816	0.0
5,695	@	Markel Corp.	3,000,980	0.1
58,500	@	MBIA, Inc.	778,635	0.0
11,079		Mercury General Corp.	487,033	0.0
149,159		MFA Mortgage Investments, Inc.	1,260,394	0.1
17,636		Mid-America Apartment Communities, Inc.	1,195,192	0.1
80,326		Moody’s Corp.	4,894,263	0.2
49,859	@	MSCI, Inc.—Class A	1,658,809	0.1
46,051		Nasdaq Stock Market, Inc.	1,510,012	0.1
48,888		National Retail Properties, Inc.	1,681,747	0.1
8,844	@	Nationstar Mortgage Holdings, Inc.	331,119	0.0
182,151	L	New York Community Bancorp., Inc.	2,550,114	0.1
98,819		Northern Trust Corp.	5,721,620	0.3
100,405		NYSE Euronext	4,156,767	0.2
42,813	@	Ocwen Financial Corp.	1,764,752	0.1
107,180		Old Republic International Corp.	1,379,407	0.1
47,979		Omega Healthcare Investors, Inc.	1,488,309	0.1
23,829	@	PartnerRe Ltd.	2,157,954	0.1
136,673		People’s United Financial, Inc.	2,036,428	0.1
69,234		Piedmont Office Realty Trust, Inc.	1,237,904	0.1
67,268		Plum Creek Timber Co., Inc.	3,139,398	0.1
42,685	@	Popular, Inc.	1,294,636	0.1
22,561		Post Properties, Inc.	1,116,544	0.0
121,233		Principal Financial Group, Inc.	4,540,176	0.2
25,523		ProAssurance Corp.	1,331,280	0.1
249,214		Progressive Corp.	6,335,020	0.3
205,830		ProLogis, Inc.	7,763,908	0.4
32,412		Protective Life Corp.	1,244,945	0.1
50,387		Raymond James Financial, Inc.	2,165,633	0.1
52,050		Rayonier, Inc.	2,883,049	0.1
49,614	@	Realogy Holdings Corp.	2,383,457	0.1
81,081		Realty Income Corp.	3,398,915	0.2
37,860		Regency Centers Corp.	1,923,667	0.1
583,994		Regions Financial Corp.	5,565,463	0.3
29,943		Reinsurance Group of America, Inc.	2,069,361	0.1
18,395	@	RenaissanceRe Holdings Ltd.	1,596,502	0.1
55,336		Retail Properties of America, Inc.	790,198	0.0
59,549		SEI Investments Co.	1,692,978	0.1
77,689		Senior Housing Properties Trust	2,014,476	0.1
19,533	@	Signature Bank	1,621,630	0.1
37,838		SL Green Realty Corp.	3,336,933	0.2
183,536		SLM Corp.	4,195,633	0.2
27,500	@, L	St. Joe Co.	578,875	0.0
18,302		Stancorp Financial Group, Inc.	904,302	0.0
68,626		Starwood Property Trust, Inc.	1,698,493	0.1
223,135		SunTrust Bank	7,044,372	0.3
18,616	@	SVB Financial Group	1,551,085	0.1
327,644		Synovus Financial Corp.	956,720	0.0
107,151		T. Rowe Price Group, Inc.	7,838,096	0.4
39,015		Tanger Factory Outlet Centers, Inc.	1,305,442	0.1
26,348		Taubman Centers, Inc.	1,980,052	0.1
67,655		TCF Financial Corp.	959,348	0.0
96,209		TD Ameritrade Holding Corp.	2,336,917	0.1
32,467	@	TFS Financial Corp.	363,630	0.0
38,207		Torchmark Corp.	2,488,804	0.1
150,824		Two Harbors Investment Corp.	1,545,946	0.1
103,606		UDR, Inc.	2,640,917	0.1
110,247	@	UnumProvident Corp.	3,237,954	0.2
43,087	@	Validus Holdings Ltd.	1,556,302	0.1
82,332	L	Valley National Bancorp.	779,684	0.0
121,123		Ventas, Inc.	8,413,204	0.4
77,232		Vornado Realty Trust	6,398,671	0.3
35,523		Waddell & Reed Financial, Inc.	1,545,250	0.1
43,080		Washington Federal, Inc.	813,350	0.0
50,300		Weingarten Realty Investors	1,547,731	0.1
226,263		Weyerhaeuser Co.	6,446,233	0.3

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
2,552	@	White Mountains Insurance Group Ltd.	$1,467,247	0.1
23,734		WP Carey, Inc.	1,570,479	0.1
44,805		WR Berkley Corp.	1,830,732	0.1
120,579	@	XL Group PLC	3,655,955	0.2
76,127		Zions Bancorp.	2,198,548	0.1
			422,442,528	20.0

		Health Care: 10.5%
55,069	@	Actavis, Inc.	6,950,809	0.3
143,419		Agilent Technologies, Inc.	6,132,596	0.3
33,608	@	Alere, Inc.	823,396	0.0
80,622	@	Alexion Pharmaceuticals, Inc.	7,436,573	0.4
52,213	@	Alkermes PLC	1,497,469	0.1
73,533	@	Allscripts Healthcare Solutions, Inc.	951,517	0.0
95,389		AmerisourceBergen Corp.	5,325,568	0.3
76,264	@	Ariad Pharmaceuticals, Inc.	1,333,857	0.1
57,424	@	BioMarin Pharmaceuticals, Inc.	3,203,685	0.2
8,463	@	Bio-Rad Laboratories, Inc.	949,549	0.0
557,342	@	Boston Scientific Corp.	5,166,560	0.2
41,085	@	Brookdale Senior Living, Inc.	1,086,287	0.1
45,225	@	Bruker BioSciences Corp.	730,384	0.0
141,223		Cardinal Health, Inc.	6,665,726	0.3
90,786	@	CareFusion Corp.	3,345,464	0.2
85,061	@	Catamaran Corp.	4,144,172	0.2
61,249	@	Cerner Corp.	5,885,416	0.3
20,265	@	Charles River Laboratories International, Inc.	831,473	0.0
117,880		Cigna Corp.	8,545,121	0.4
38,952		Community Health Systems, Inc.	1,826,070	0.1
19,965		Cooper Cos., Inc.	2,376,833	0.1
23,080	@	Covance, Inc.	1,757,311	0.1
33,249		CR Bard, Inc.	3,613,501	0.2
26,920	@	Cubist Pharmaceuticals, Inc.	1,300,236	0.1
38,045	@	DaVita, Inc.	4,595,836	0.2
59,214		Densply International, Inc.	2,425,405	0.1
46,668	@	Edwards Lifesciences Corp.	3,136,090	0.1
46,375	@	Endo Pharmaceuticals Holdings, Inc.	1,706,136	0.1
110,192	@	Forest Laboratories, Inc.	4,517,872	0.2
110,530		HCA Holdings, Inc.	3,985,712	0.2
107,147	@	Health Management Associates, Inc.	1,684,351	0.1
32,780	@	Health Net, Inc.	1,043,060	0.0
36,002	@	Henry Schein, Inc.	3,447,192	0.2
24,687		Hill-Rom Holdings, Inc.	831,458	0.0
111,262	@	Hologic, Inc.	2,147,357	0.1
68,353	@	Hospira, Inc.	2,618,603	0.1
65,077		Humana, Inc.	5,491,197	0.3
22,342	@	Idexx Laboratories, Inc.	2,005,865	0.1
51,396	@, L	Illumina, Inc.	3,846,477	0.2
42,521	@, L	Incyte Corp., Ltd.	935,462	0.0
21,434	@	Jazz Pharmaceuticals PLC	1,472,715	0.1
38,372	@	Laboratory Corp. of America Holdings	3,841,037	0.2
71,096	@	Life Technologies Corp.	5,261,815	0.2
19,572	@	LifePoint Hospitals, Inc.	955,897	0.0
30,974	@	Medivation, Inc.	1,523,921	0.1
20,738	@	Mednax, Inc.	1,899,186	0.1
12,468	@	Mettler Toledo International, Inc.	2,508,562	0.1
157,446	@	Mylan Laboratories	4,885,549	0.2
32,931	@	Myriad Genetics, Inc.	884,856	0.0
43,341		Omnicare, Inc.	2,067,799	0.1
30,038	@, X	Onyx Pharmaceuticals, Inc.	3,604,560	0.2
36,115		Patterson Cos., Inc.	1,357,924	0.1
46,230		PerkinElmer, Inc.	1,502,475	0.1
38,851		Perrigo Co.	4,700,971	0.2
24,146	@	Pharmacyclics, Inc.	1,918,883	0.1
96,671	@	Qiagen NV	1,924,720	0.1
65,293		Quest Diagnostics	3,958,715	0.2
11,230	@	Quintiles Transnational Holdings, Inc.	477,805	0.0
58,860	L	Resmed, Inc.	2,656,352	0.1
25,326	@	Salix Pharmaceuticals Ltd.	1,675,315	0.1
41,465	@	Seattle Genetics, Inc.	1,304,489	0.1
22,688	@	Sirona Dental Systems, Inc.	1,494,685	0.1
117,072		St. Jude Medical, Inc.	5,341,995	0.3
15,215		Techne Corp.	1,051,052	0.0
16,988		Teleflex, Inc.	1,316,400	0.1
42,773	@	Tenet Healthcare Corp.	1,971,835	0.1
30,149	@	Theravance, Inc.	1,161,641	0.1
19,219	@	United Therapeutics Corp.	1,264,995	0.1
37,482		Universal Health Services, Inc.	2,509,795	0.1
44,802	@	Varian Medical Systems, Inc.	3,021,895	0.1
36,559	@	VCA Antech, Inc.	953,824	0.0
91,454	@	Vertex Pharmaceuticals, Inc.	7,304,431	0.3
103,610	@	Warner Chilcott PLC	2,059,767	0.1
35,399	@	Waters Corp.	3,541,670	0.2
69,564		Zimmer Holdings, Inc.	5,213,126	0.2
206,518	L	Zoetis, Inc.	6,379,341	0.3
			221,267,644	10.5

		Industrials: 12.6%
42,563	@	Aecom Technology Corp.	1,353,078	0.1
40,218		AGCO Corp.	2,018,541	0.1
28,996		Air Lease Corp.	800,000	0.0
29,057	@	Alaska Air Group, Inc.	1,510,511	0.1
13,293		Alliant Techsystems, Inc.	1,094,413	0.0
3,020		Amerco, Inc.	488,938	0.0
100,593		Ametek, Inc.	4,255,084	0.2
31,963		AO Smith Corp.	1,159,618	0.0
11,355	@	Armstrong World Industries, Inc.	542,655	0.0
41,152		Avery Dennison Corp.	1,759,659	0.1
44,497	@	Avis Budget Group, Inc.	1,279,289	0.1
46,339		Babcock & Wilcox Co.	1,391,560	0.1
40,784	@	BE Aerospace, Inc.	2,572,655	0.1
26,260		Carlisle Cos., Inc.	1,636,261	0.1
66,317		CH Robinson Worldwide, Inc.	3,734,310	0.2
41,536		Chicago Bridge & Iron Co. NV	2,478,038	0.1
42,580		Cintas Corp.	1,939,093	0.1
24,997	@	Clean Harbors, Inc.	1,263,098	0.1
12,595	@, L	CNH Global NV	524,708	0.0
35,386	@	Colfax Corp.	1,843,964	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
23,283		Con-way, Inc.	$907,106	0.0
13,740	@	Copa Holdings S.A.	1,801,589	0.1
46,113	@	Copart, Inc.	1,420,280	0.1
43,803		Covanta Holding Corp.	876,936	0.0
20,043		Crane Co.	1,200,976	0.1
353,791		Delta Airlines, Inc.	6,619,430	0.3
60,638		Donaldson Co., Inc.	2,162,351	0.1
70,692		Dover Corp.	5,489,941	0.3
16,493		Dun & Bradstreet Corp.	1,607,243	0.1
77,785		Exelis, Inc.	1,072,655	0.0
85,358		Expeditors International Washington, Inc.	3,244,458	0.1
45,850		Extra Space Storage, Inc.	1,922,490	0.1
122,559		Fastenal Co.	5,619,330	0.3
59,085		Flowserve Corp.	3,191,181	0.1
67,284		Fluor Corp.	3,990,614	0.2
68,197		Fortune Brands Home & Security, Inc.	2,641,952	0.1
20,342		Gardner Denver, Inc.	1,529,312	0.1
19,337		GATX Corp.	917,154	0.0
17,886	@	Genesee & Wyoming, Inc.	1,517,448	0.1
25,298		Graco, Inc.	1,599,087	0.1
33,335		Harsco Corp.	773,039	0.0
143,054	@	Hertz Global Holdings, Inc.	3,547,739	0.2
41,405	@	Hexcel Corp.	1,409,840	0.1
24,521		Hubbell, Inc.	2,427,579	0.1
20,706		Huntington Ingalls Industries, Inc.	1,169,475	0.1
33,957		IDEX Corp.	1,827,226	0.1
27,151	@	IHS, Inc.	2,834,021	0.1
123,488	@	Ingersoll-Rand PLC—Class A	6,856,054	0.3
70,416		Iron Mountain, Inc.	1,873,770	0.1
37,117		ITT Corp.	1,091,611	0.0
54,029	@	Jacobs Engineering Group, Inc.	2,978,619	0.1
37,762		JB Hunt Transport Services, Inc.	2,727,927	0.1
43,911		Joy Global, Inc.	2,131,001	0.1
45,520		Kansas City Southern	4,823,299	0.2
31,352		KAR Auction Services, Inc.	717,020	0.0
61,036		KBR, Inc.	1,983,670	0.1
32,524		Kennametal, Inc.	1,262,907	0.1
23,450	@	Kirby Corp.	1,865,213	0.1
37,175		L-3 Communications Holdings, Inc.	3,187,384	0.1
19,253		Landstar System, Inc.	991,529	0.0
20,820		Lennox International, Inc.	1,343,723	0.1
34,336		Lincoln Electric Holdings, Inc.	1,966,423	0.1
55,146		Manitowoc Co., Inc.	987,665	0.0
31,868		Manpower, Inc.	1,746,366	0.1
147,410		Masco Corp.	2,873,021	0.1
34,318	@	MRC Global, Inc.	947,863	0.0
19,530		MSC Industrial Direct Co.	1,512,794	0.1
23,079	@	Navistar International Corp.	640,673	0.0
90,251	@	Nielsen Holdings NV	3,031,531	0.1
26,522		Nordson Corp.	1,838,240	0.1
29,330	@	Old Dominion Freight Line	1,220,715	0.1
36,356	@	Oshkosh Truck Corp.	1,380,437	0.1
49,130	@	Owens Corning, Inc.	1,920,000	0.1
146,112		Paccar, Inc.	7,840,370	0.4
45,971		Pall Corp.	3,053,853	0.1
61,667		Parker Hannifin Corp.	5,883,032	0.3
84,409	@	Pentair Ltd.	4,869,555	0.2
83,259	L	Pitney Bowes, Inc.	1,222,242	0.1
86,341	@	Quanta Services, Inc.	2,284,583	0.1
18,600		Regal-Beloit Corp.	1,206,024	0.1
111,715		Republic Services, Inc.	3,791,607	0.2
57,632		Robert Half International, Inc.	1,915,111	0.1
57,684		Rockwell Automation, Inc.	4,795,848	0.2
56,050		Rockwell Collins, Inc.	3,554,130	0.2
26,277		Rollins, Inc.	680,574	0.0
40,906		Roper Industries, Inc.	5,081,343	0.2
74,982	L	RR Donnelley & Sons Co.	1,050,498	0.0
21,440		Ryder System, Inc.	1,303,338	0.1
146,012	@	Seadrill LTD	5,946,733	0.3
24,082		Snap-On, Inc.	2,152,449	0.1
298,354		Southwest Airlines Co.	3,845,783	0.2
49,337	@	Spirit Aerosystems Holdings, Inc.	1,059,759	0.0
19,344		SPX Corp.	1,392,381	0.1
66,887		Stanley Black & Decker, Inc.	5,170,365	0.2
35,646	@	Stericycle, Inc.	3,936,388	0.2
45,946	@	Terex Corp.	1,208,380	0.1
114,820		Textron, Inc.	2,991,061	0.1
35,693		Timken Co.	2,008,802	0.1
23,911		Toro Co.	1,085,798	0.0
26,936		Towers Watson & Co.	2,207,136	0.1
21,645		TransDigm Group, Inc.	3,393,287	0.2
32,716		Trinity Industries, Inc.	1,257,603	0.1
21,315		Triumph Group, Inc.	1,687,082	0.1
137,927	@	United Continental Holdings, Inc.	4,315,736	0.2
38,938	@	United Rentals, Inc.	1,943,396	0.1
31,363		URS Corp.	1,480,961	0.1
11,048		Valmont Industries, Inc.	1,580,858	0.1
62,527	@	Verisk Analytics, Inc.	3,732,862	0.2
24,114	@	WABCO Holdings, Inc.	1,801,075	0.1
39,744		Wabtec Corp.	2,123,522	0.1
50,987		Waste Connections, Inc.	2,097,605	0.1
18,235	@	Wesco International, Inc.	1,239,251	0.1
24,362		WW Grainger, Inc.	6,143,609	0.3
76,559		Xylem, Inc.	2,062,499	0.1
			267,261,869	12.6

		Information Technology: 13.1%
41,538	@	3D Systems Corp.	1,823,518	0.1
176,659		Activision Blizzard, Inc.	2,519,157	0.1
250,348	@, L	Advanced Micro Devices, Inc.	1,021,420	0.0
73,391	@	Akamai Technologies, Inc.	3,122,787	0.1
20,321	@	Alliance Data Systems Corp.	3,678,711	0.2
132,246		Altera Corp.	4,362,796	0.2
66,509	@	Amdocs Ltd.	2,466,819	0.1
66,026		Amphenol Corp.	5,146,066	0.2
127,325		Analog Devices, Inc.	5,737,264	0.3
38,503	@	Ansys, Inc.	2,814,569	0.1
31,980		AOL, Inc.	1,166,630	0.1
496,341		Applied Materials, Inc.	7,400,444	0.4
43,219	@	Arrow Electronics, Inc.	1,722,277	0.1
176,990	@	Atmel Corp.	1,300,876	0.1
92,676	@	Autodesk, Inc.	3,145,423	0.1
101,671	@	Avago Technologies Ltd.	3,800,462	0.2
56,620	@	Avnet, Inc.	1,902,432	0.1
19,523		AVX Corp.	229,395	0.0
59,475	@	BMC Software, Inc.	2,684,701	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
12,679		Booz Allen Hamilton Holding Corp.	$220,361	0.0
50,082		Broadridge Financial Solutions ADR	1,331,180	0.1
183,441	@	Brocade Communications Systems, Inc.	1,056,620	0.1
135,472		CA, Inc.	3,878,563	0.2
116,968	@	Cadence Design Systems, Inc.	1,693,697	0.1
77,322	@	Citrix Systems, Inc.	4,664,836	0.2
62,041		Computer Sciences Corp.	2,715,535	0.1
88,252		Compuware Corp.	913,408	0.0
19,284	@	Concur Technologies, Inc.	1,569,332	0.1
39,469	@	CoreLogic, Inc.	914,497	0.0
48,724	@	Cree, Inc.	3,111,515	0.1
26,297		Diebold, Inc.	885,946	0.0
18,649	L	Dolby Laboratories, Inc.	623,809	0.0
13,979		DST Systems, Inc.	913,248	0.0
16,748	@	EchoStar Corp.	655,014	0.0
125,012	@	Electronic Arts, Inc.	2,871,526	0.1
20,386	@	Equinix, Inc.	3,765,702	0.2
32,540	@	F5 Networks, Inc.	2,238,752	0.1
18,160	L	Factset Research Systems, Inc.	1,851,230	0.1
52,609	@	Fairchild Semiconductor International, Inc.	726,004	0.0
121,089		Fidelity National Information Services, Inc.	5,187,453	0.2
25,169	@	First Solar, Inc.	1,125,809	0.1
55,017	@	Fiserv, Inc.	4,809,036	0.2
28,053	@	FleetCor Technologies, Inc.	2,280,709	0.1
58,580		Flir Systems, Inc.	1,579,903	0.1
56,065	@	Fortinet, Inc.	981,137	0.0
23,372	@, L	Freescale Semiconductor Holdings Ltd.	316,691	0.0
38,725	@	Gartner, Inc.	2,206,938	0.1
69,457	@	Genpact Ltd.	1,336,353	0.1
31,495		Global Payments, Inc.	1,458,848	0.1
45,260		Harris Corp.	2,229,055	0.1
30,856		IAC/InterActiveCorp	1,467,511	0.1
44,675	@	Informatica Corp.	1,562,732	0.1
62,970	@	Ingram Micro, Inc.	1,195,800	0.1
122,661		Intuit, Inc.	7,486,001	0.4
13,374	L	IPG Photonics Corp.	812,203	0.0
83,715		Jabil Circuit, Inc.	1,706,112	0.1
35,572		Jack Henry & Associates, Inc.	1,676,508	0.1
96,148	@	JDS Uniphase Corp.	1,382,608	0.1
209,177	@	Juniper Networks, Inc.	4,039,208	0.2
68,523		KLA-Tencor Corp.	3,818,787	0.2
67,207	@	Lam Research Corp.	2,979,958	0.1
35,937		Lender Processing Services, Inc.	1,162,562	0.1
26,022		Lexmark International, Inc.	795,493	0.0
96,364		Linear Technology Corp.	3,550,050	0.2
37,377	@	LinkedIn Corp.	6,664,319	0.3
226,956	@	LSI Logic Corp.	1,620,466	0.1
163,015	@	Marvell Technology Group Ltd.	1,908,906	0.1
120,271		Maxim Integrated Products	3,341,128	0.2
81,417		Microchip Technology, Inc.	3,032,783	0.1
425,627	@	Micron Technology, Inc.	6,099,235	0.3
32,478	@	Micros Systems, Inc.	1,401,426	0.1
57,439		Molex, Inc.	1,685,260	0.1
100,034		Motorola Solutions, Inc.	5,774,963	0.3
39,769		National Instruments Corp.	1,111,146	0.1
67,947	@	NCR Corp.	2,241,572	0.1
148,915	@	NetApp, Inc.	5,626,009	0.3
14,474	@	NetSuite, Inc.	1,327,845	0.1
27,199	@	NeuStar, Inc.	1,324,047	0.1
108,030	@	Nuance Communications, Inc.	1,985,591	0.1
238,694		Nvidia Corp.	3,348,877	0.2
186,163	@	ON Semiconductor Corp.	1,504,197	0.1
13,760	@	Palo Alto Networks, Inc.	580,122	0.0
134,403		Paychex, Inc.	4,908,398	0.2
71,186	@	Polycom, Inc.	750,300	0.0
46,682	@	Rackspace Hosting, Inc.	1,768,781	0.1
78,343	@	Red Hat, Inc.	3,746,362	0.2
67,472	@	Riverbed Technolgoy, Inc.	1,049,864	0.0
42,688	@	Rovi Corp.	974,994	0.0
120,805		SAIC, Inc.	1,682,814	0.1
100,544	@	Sandisk Corp.	6,143,238	0.3
32,604	@	ServiceNow, Inc.	1,316,876	0.1
17,535	@	Silicon Laboratories, Inc.	726,124	0.0
78,974	@	Skyworks Solutions, Inc.	1,728,741	0.1
27,080	@	SolarWinds, Inc.	1,050,975	0.0
28,481		Solera Holdings, Inc.	1,584,968	0.1
42,385	@	Splunk, Inc.	1,964,969	0.1
13,110	@, L	Stratasys Ltd.	1,097,831	0.1
287,759		Symantec Corp.	6,465,945	0.3
63,536	@	Synopsys, Inc.	2,271,412	0.1
3,890	@	Tableau Software, Inc.	215,584	0.0
15,602	@	Tech Data Corp.	734,698	0.0
67,499	@	Teradata Corp.	3,390,475	0.2
78,764	@	Teradyne, Inc.	1,383,883	0.1
67,750	@	TIBCO Software, Inc.	1,449,850	0.1
67,527		Total System Services, Inc.	1,653,061	0.1
105,689	@	Trimble Navigation Ltd.	2,748,971	0.1
36,158	@	Vantiv, Inc.	997,961	0.0
44,876	@	VeriFone Holdings, Inc.	754,366	0.0
58,912	@	VeriSign, Inc.	2,631,010	0.1
54,288	@	Vishay Intertechnology, Inc.	754,060	0.0
87,261		Western Digital Corp.	5,418,035	0.3
230,114		Western Union Co.	3,937,251	0.2
15,306	@, L	Workday, Inc.	980,962	0.0
507,187		Xerox Corp.	4,600,186	0.2
109,004		Xilinx, Inc.	4,317,648	0.2
21,045	@	Zebra Technologies Corp.	914,195	0.0
240,639	@	Zynga, Inc.	668,976	0.0
			277,155,643	13.1

		Materials: 5.4%
27,051		Airgas, Inc.	2,582,289	0.1
36,305		Albemarle Corp.	2,261,438	0.1
441,881		Alcoa, Inc.	3,455,509	0.2
44,583		Allegheny Technologies, Inc.	1,172,979	0.1
27,557		Aptargroup, Inc.	1,521,422	0.1
32,635		Ashland, Inc.	2,725,023	0.1
61,478		Ball Corp.	2,553,796	0.1
42,507		Bemis Co., Inc.	1,663,724	0.1
26,388		Cabot Corp.	987,439	0.0
19,100		Carpenter Technology Corp.	860,837	0.0
65,933		Celanese Corp.	2,953,798	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
24,499		CF Industries Holdings, Inc.	$4,201,579	0.2
63,260	L	Cliffs Natural Resources, Inc.	1,027,975	0.1
13,764		Compass Minerals International, Inc.	1,163,471	0.1
59,417	@	Crown Holdings, Inc.	2,443,821	0.1
17,328		Cytec Industries, Inc.	1,269,276	0.1
13,640		Domtar Corp.	907,060	0.0
20,442		Eagle Materials, Inc.	1,354,691	0.1
63,977		Eastman Chemical Co.	4,479,030	0.2
56,236		FMC Corp.	3,433,770	0.2
13,027		Greif, Inc.—Class A	686,132	0.0
79,826		Huntsman Corp.	1,321,919	0.1
33,672		International Flavors & Fragrances, Inc.	2,530,788	0.1
183,780		International Paper Co.	8,143,292	0.4
8,607	L	Kronos Worldwide, Inc.	139,778	0.0
19,034		Martin Marietta Materials, Inc.	1,873,326	0.1
73,075		MeadWestvaco Corp.	2,492,588	0.1
3,915	L	NewMarket Corp.	1,027,922	0.0
203,403		Newmont Mining Corp.	6,091,920	0.3
131,296		Nucor Corp.	5,687,743	0.3
67,941	@	Owens-Illinois, Inc.	1,888,080	0.1
40,492		Packaging Corp. of America	1,982,488	0.1
31,691		Reliance Steel & Aluminum Co.	2,077,662	0.1
29,717		Rock-Tenn Co.	2,968,134	0.1
32,095		Rockwood Holdings, Inc.	2,055,043	0.1
26,508		Royal Gold, Inc.	1,115,457	0.1
54,766		RPM International, Inc.	1,749,226	0.1
17,736		Scotts Miracle-Gro Co.	856,826	0.0
80,918		Sealed Air Corp.	1,937,986	0.1
36,593		Sherwin-Williams Co.	6,462,324	0.3
49,720		Sigma-Aldrich Corp.	3,995,499	0.2
18,209		Silgan Holdings, Inc.	855,095	0.0
41,790		Sonoco Products Co.	1,444,680	0.1
91,076		Steel Dynamics, Inc.	1,357,943	0.1
35,055	@	Tahoe Resources, Inc.	496,028	0.0
59,597	L	United States Steel Corp.	1,044,735	0.1
36,813		Valspar Corp.	2,380,697	0.1
53,697		Vulcan Materials Co.	2,599,472	0.1
8,422		Westlake Chemical Corp.	811,965	0.0
31,373	@	WR Grace & Co.	2,636,587	0.1
			113,730,262	5.4

		Telecommunication Services: 1.1%
227,912	@	Clearwire Corp.	1,135,002	0.0
121,375	@	Crown Castle International Corp.	8,786,336	0.4
412,104	L	Frontier Communications Corp.	1,669,021	0.1
67,050	@	Level 3 Communications, Inc.	1,413,414	0.1
52,704	@	SBA Communications Corp.	3,906,420	0.2
38,899		Telephone & Data Systems, Inc.	958,860	0.0
71,212		T-Mobile US, Inc.	1,766,770	0.1
62,112	@	TW Telecom, Inc.	1,747,832	0.1
5,295		United States Cellular Corp.	194,274	0.0
244,838	L	Windstream Corp.	1,887,701	0.1
			23,465,630	1.1

		Utilities: 6.5%
256,570		AES Corp.	3,076,274	0.1
48,809		AGL Resources, Inc.	2,091,954	0.1
45,832		Alliant Energy Corp.	2,310,849	0.1
100,225		Ameren Corp.	3,451,749	0.2
73,393		American Water Works Co., Inc.	3,025,993	0.1
58,118		Aqua America, Inc.	1,818,512	0.1
37,404		Atmos Energy Corp.	1,535,808	0.1
163,040	@	Calpine Corp.	3,461,339	0.2
177,046		CenterPoint Energy, Inc.	4,158,811	0.2
110,200		CMS Energy Corp.	2,994,134	0.1
120,986		Consolidated Edison, Inc.	7,054,694	0.3
71,850		DTE Energy Co.	4,814,669	0.2
134,608		Edison International	6,482,721	0.3
29,836		Energen Corp.	1,559,229	0.1
73,620		Entergy Corp.	5,129,842	0.2
172,748		FirstEnergy Corp.	6,450,410	0.3
63,479		Great Plains Energy, Inc.	1,430,817	0.1
40,698		Hawaiian Electric Industries	1,030,066	0.0
32,673		Integrys Energy Group, Inc.	1,912,351	0.1
21,611		ITC Holdings Corp.	1,973,084	0.1
78,031		MDU Resources Group, Inc.	2,021,783	0.1
30,411		National Fuel Gas Co.	1,762,318	0.1
128,911		NiSource, Inc.	3,692,011	0.2
129,994		Northeast Utilities	5,462,348	0.3
133,228		NRG Energy, Inc.	3,557,188	0.2
97,271		NV Energy, Inc.	2,281,978	0.1
40,954		OGE Energy Corp.	2,793,063	0.1
85,159		Oneok, Inc.	3,517,918	0.2
102,669		Pepco Holdings, Inc.	2,069,807	0.1
45,434		Pinnacle West Capital Corp.	2,520,224	0.1
244,682		PPL Corp.	7,404,077	0.3
208,996		Public Service Enterprise Group, Inc.	6,825,809	0.3
72,354		Questar Corp.	1,725,643	0.1
57,619		SCANA Corp.	2,829,093	0.1
100,637		Sempra Energy	8,228,081	0.4
89,868		TECO Energy, Inc.	1,544,831	0.1
47,019		UGI Corp.	1,838,913	0.1
33,962		Vectren Corp.	1,148,935	0.0
52,399		Westar Energy, Inc.	1,674,672	0.1
94,494		Wisconsin Energy Corp.	3,873,309	0.2
205,405		Xcel Energy, Inc.	5,821,178	0.3
			138,356,485	6.5

		Total Common Stock
		(Cost $1,383,733,482)	2,078,914,614	98.4

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
9,219	@	Intelsat SA	184,380	0.0

		Total Preferred Stock
		(Cost $184,325)	184,380	0.0

		Total Long-Term Investments
		(Cost $1,383,917,807)	2,079,098,994	98.4

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc(1): 1.9%
9,365,804	Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $9,365,981, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $9,553,120, due 07/15/13-05/01/51)	$9,365,804	0.4
9,365,804	Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $9,365,896, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $9,553,157, due 07/03/13-05/15/37)	9,365,804	0.5
1,971,716	Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $1,971,740, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $2,011,150, due 07/05/13-08/15/21)	1,971,716	0.1
9,365,804	Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $9,365,919, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $9,553,120, due 06/01/18-04/01/43)	9,365,804	0.5
9,365,804	Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $9,365,927, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $9,553,120, due 12/04/13-08/27/32)	9,365,804	0.4
		39,434,932	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
37,619,903	Blackrock Liquidity Funds, Tempfund, Instituional Class
	(Cost $37,619,903)	37,619,903	1.8

	Total Short-Term Investments
	(Cost $77,054,835)	77,054,835	3.7

	Total Investments in Securities (Cost $1,460,972,642)	$2,156,153,829	102.1
	Liabilities in Excess of Other Assets	(45,145,120)	(2.1)
	Net Assets	$2,111,008,709	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

**	Investment in affiliate

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,471,016,870.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$727,703,175
Gross Unrealized Depreciation	(42,566,216)
Net Unrealized Appreciation	$685,136,959

See Accompanying Notes to Financial Statements

ING RUSSELLTM MID CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$364,703,264	$—	$—	$364,703,264
Consumer Staples	121,608,788	—	—	121,608,788
Energy	128,922,501	—	—	128,922,501
Financials	422,442,528	—	—	422,442,528
Health Care	217,663,084	3,604,560	—	221,267,644
Industrials	267,261,869	—	—	267,261,869
Information Technology	277,155,643	—	—	277,155,643
Materials	113,730,262	—	—	113,730,262
Telecommunication Services	23,465,630	—	—	23,465,630
Utilities	138,356,485	—	—	138,356,485
Total Common Stock	2,075,310,054	3,604,560	—	2,078,914,614
Preferred Stock	184,380	—	—	184,380
Short-Term Investments	37,619,903	39,434,932	—	77,054,835
Total Investments, at fair value	$2,113,114,337	$43,039,492	$—	$2,156,153,829
Liabilities Table
Other Financial Instruments+
Futures	$(187,398)	$—	$—	$(187,398)
Total Liabilities	$(187,398)	$—	$—	$(187,398)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	277	09/20/13	$32,073,830	$(187,398)
			$32,073,830	$(187,398)

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 13.8%
43,900	@	Aeropostale, Inc.	$605,820	0.1
21,360	@	AFC Enterprises	767,678	0.1
44,525	@	American Axle & Manufacturing Holdings, Inc.	829,501	0.1
25,220		American Greetings Corp.	459,508	0.1
13,530	@	American Public Education, Inc.	502,775	0.1
8,660	@	America’s Car-Mart, Inc.	374,458	0.0
20,280		Ameristar Casinos, Inc.	533,161	0.1
31,151	@	ANN, Inc.	1,034,213	0.1
18,690		Arbitron, Inc.	868,150	0.1
9,700		Arctic Cat, Inc.	436,306	0.1
20,580	@	Asbury Automotive Group, Inc.	825,258	0.1
11,607	@	Ascent Capital Group, Inc.	906,158	0.1
24,200	@	Barnes & Noble, Inc.	386,232	0.0
21,151	@	Beazer Homes USA, Inc.	370,565	0.0
34,460		Bebe Stores, Inc.	193,321	0.0
64,313		Belo Corp.	897,166	0.1
11,049		Big 5 Sporting Goods Corp.	242,526	0.0
871	@	Biglari Holdings, Inc.	357,458	0.0
11,788	@	BJ’s Restaurants, Inc.	437,335	0.1
26,000	@	Black Diamond, Inc.	244,400	0.0
25,534	@	Bloomin’ Brands, Inc.	635,286	0.1
8,580	@	Blue Nile, Inc.	324,152	0.0
20,665		Bob Evans Farms, Inc.	970,842	0.1
20,094	@	Body Central Corp.	267,652	0.0
9,901		Bon-Ton Stores, Inc.	178,713	0.0
36,600	@, L	Boyd Gaming Corp.	413,580	0.1
26,160		Brown Shoe Co., Inc.	563,225	0.1
55,516		Brunswick Corp.	1,773,736	0.2
17,080		Buckle, Inc.	888,502	0.1
11,573	@	Buffalo Wild Wings, Inc.	1,136,006	0.1
27,187	@, L	Caesars Entertainment Co.	372,462	0.0
44,250		Callaway Golf Co.	291,165	0.0
12,084	@	Capella Education Co.	503,299	0.1
14,596	@	Carmike Cinemas, Inc.	282,579	0.0
21,220		Cato Corp.	529,651	0.1
8,471	@	Cavco Industries, Inc.	427,362	0.1
14,240		CEC Entertainment, Inc.	584,410	0.1
60,036	@	Central European Media Enterprises Ltd.	198,719	0.0
32,350		Cheesecake Factory	1,355,141	0.2
15,396	@	Childrens Place Retail Stores, Inc.	843,701	0.1
31,483	@	Christopher & Banks Corp.	212,195	0.0
6,176		Churchill Downs, Inc.	486,978	0.1
9,923	@	Chuy’s Holdings, Inc.	380,448	0.0
18,610	@	Citi Trends, Inc.	270,403	0.0
18,288	@, L	Coinstar, Inc.	1,072,957	0.1
7,610	L	Columbia Sportswear Co.	476,766	0.1
14,261	@	Conn’s, Inc.	738,149	0.1
33,611		Cooper Tire & Rubber Co.	1,114,877	0.1
9,250		Core-Mark Holding Co., Inc.	587,375	0.1
96,364	@	Corinthian Colleges, Inc.	215,855	0.0
12,805		Cracker Barrel Old Country Store	1,212,121	0.1
57,115	@	CROCS, Inc.	942,397	0.1
8,490		CSS Industries, Inc.	211,656	0.0
87,642		Dana Holding Corp.	1,687,985	0.2
72,660	@	Denny’s Corp.	408,349	0.0
15,055	@	Dex Media, Inc.	264,516	0.0
11,300		DineEquity, Inc.	778,231	0.1
17,545		Dorman Products, Inc.	800,578	0.1
13,310		Drew Industries, Inc.	523,349	0.1
29,071	@	Entercom Communications Corp.	274,430	0.0
35,019		Entravision Communications Corp.	215,367	0.0
14,140		Ethan Allen Interiors, Inc.	407,232	0.0
27,795	@	EW Scripps Co.	433,046	0.1
54,735	@	Express, Inc.	1,147,793	0.1
10,412	@	Fiesta Restaurant Group, Inc.	358,069	0.0
70,220	@	Fifth & Pacific Co., Inc.	1,568,715	0.2
36,697		Finish Line	802,196	0.1
5,870		Fisher Communications, Inc.	241,140	0.0
18,035	@, L	Five Below, Inc.	662,967	0.1
24,628	@	Francesca’s Holdings Corp.	684,412	0.1
17,890		Fred’s, Inc.	277,116	0.0
12,220	@	Fuel Systems Solutions, Inc.	218,616	0.0
14,430	@	Genesco, Inc.	966,666	0.1
20,961	@	Gentherm, Inc.	389,246	0.0
10,410	@	G-III Apparel Group Ltd.	500,929	0.1
26,310	@	Grand Canyon Education, Inc.	847,971	0.1
36,936	@	Gray Television, Inc.	265,939	0.0
12,560		Group 1 Automotive, Inc.	807,985	0.1
27,960		Harte-Hanks, Inc.	240,456	0.0
13,719		Haverty Furniture Cos., Inc.	315,674	0.0
19,210	@	Helen of Troy Ltd.	737,088	0.1
18,578	@	Hibbett Sporting Goods, Inc.	1,031,079	0.1
28,900		Hillenbrand, Inc.	685,219	0.1
87,537	@, L	Hovnanian Enterprises, Inc.	491,083	0.1
23,111		HSN, Inc.	1,241,523	0.1
37,562	@	Iconix Brand Group, Inc.	1,104,698	0.1
10,000		International Speedway Corp.	314,700	0.0
26,350		Interval Leisure Group, Inc.	524,892	0.1
14,587	@	iRobot Corp.	580,125	0.1
15,575	@	ITT Educational Services, Inc.	380,030	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
30,842	@	Jack in the Box, Inc.	$1,211,782	0.1
18,051		Jakks Pacific, Inc.	203,074	0.0
20,306	@	Jamba, Inc.	303,169	0.0
56,041		Jones Group, Inc.	770,564	0.1
18,530	@	JoS. A Bank Clothiers, Inc.	765,660	0.1
44,000	@	Journal Communications, Inc.	329,560	0.0
16,063	@	K12, Inc.	421,975	0.1
45,017		KB Home	883,684	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	650,885	0.1
39,638		La-Z-Boy, Inc.	803,462	0.1
35,914	@, L	Leapfrog Enterprises, Inc.	353,394	0.0
16,500	@	Libbey, Inc.	395,505	0.0
27,800	@	Life Time Fitness, Inc.	1,393,058	0.2
35,496	@	LifeLock, Inc.	415,658	0.1
12,417		Lifetime Brands, Inc.	168,623	0.0
14,993	@	Lin TV Corp.	229,393	0.0
10,475		Lithia Motors, Inc.	558,422	0.1
90,738	@	Live Nation, Inc.	1,406,439	0.2
16,495	@	Lumber Liquidators	1,284,466	0.1
17,380	@	M/I Homes, Inc.	399,045	0.0
14,716		Mac-Gray Corp.	208,967	0.0
13,480	@	Maidenform Brands, Inc.	233,608	0.0
16,980		Marcus Corp.	215,986	0.0
20,700	@	MarineMax, Inc.	234,531	0.0
19,800	@	Marriott Vacations Worldwide Corp.	856,152	0.1
20,380		Matthews International Corp.	768,326	0.1
10,268	@	Mattress Firm Holding Corp.	413,800	0.1
73,768	@	McClatchy Co.	168,191	0.0
18,923		MDC Holdings, Inc.	615,187	0.1
25,973		MDC Partners, Inc.	468,553	0.1
31,991		Men’s Wearhouse, Inc.	1,210,859	0.1
19,600		Meredith Corp.	934,920	0.1
21,203	@	Meritage Homes Corp.	919,362	0.1
34,800	@	Modine Manufacturing Co.	378,624	0.0
19,665	L	Monro Muffler, Inc.	944,903	0.1
32,381	@	Morgans Hotel Group Co.	260,991	0.0
9,182		Movado Group, Inc.	310,627	0.0
17,222	@	Multimedia Games, Inc.	448,978	0.1
3,750		Nacco Industries, Inc.	214,800	0.0
33,800		National CineMedia, Inc.	570,882	0.1
26,739	@	Nautilus, Inc.	232,362	0.0
59,603	@	New York Times Co.	659,209	0.1
15,852		Nexstar Broadcasting Group, Inc.	562,112	0.1
20,940		Nutri/System, Inc.	246,673	0.0
169,480	@	Office Depot, Inc.	655,888	0.1
52,050		OfficeMax, Inc.	532,471	0.1
57,400	@	Orient-Express Hotels Ltd.	697,984	0.1
7,509	@	Overstock.com, Inc.	211,754	0.0
5,833		Oxford Industries, Inc.	363,979	0.0
11,961	@	Papa John’s International, Inc.	781,891	0.1
26,200		Penske Auto Group, Inc.	800,148	0.1
31,803	@	PEP Boys-Manny Moe & Jack	368,279	0.0
9,760		Perry Ellis International, Inc.	198,226	0.0
55,877		Pier 1 Imports, Inc.	1,312,551	0.2
42,630	@	Pinnacle Entertainment, Inc.	838,532	0.1
30,872		Pool Corp.	1,618,001	0.2
72,238	@	Quiksilver, Inc.	465,213	0.1
80,963	@	RadioShack Corp.	255,843	0.0
11,200	@	Red Robin Gourmet Burgers, Inc.	618,016	0.1
36,110		Regis Corp.	592,926	0.1
36,133		Rent-A-Center, Inc.	1,356,794	0.2
12,701	@	Rentrak Corp.	254,909	0.0
9,525	@	Restoration Hardware Holdings, Inc.	714,375	0.1
47,480	@	Ruby Tuesday, Inc.	438,240	0.1
8,600	@	Rue21, Inc.	357,846	0.0
43,250		Ruth’s Hospitality Group, Inc.	522,027	0.1
29,150		Ryland Group, Inc.	1,168,915	0.1
66,141	@	Saks, Inc.	902,163	0.1
17,420		Scholastic Corp.	510,232	0.1
43,559	@	Scientific Games Corp.	490,039	0.1
35,506	@	Select Comfort Corp.	889,780	0.1
35,480	@	SHFL Entertainment, Inc.	628,351	0.1
21,271	@	Shutterfly, Inc.	1,186,709	0.1
5,300	@	Shutterstock, Inc.	295,634	0.0
41,816		Sinclair Broadcast Group, Inc.	1,228,554	0.1
23,840	@	Skechers USA, Inc.	572,398	0.1
47,051	@, L	Smith & Wesson Holding Corp.	469,569	0.1
30,570		Sonic Automotive, Inc.	646,250	0.1
38,380	@	Sonic Corp.	558,813	0.1
43,155		Sotheby’s	1,636,006	0.2
38,830		Spartan Motors, Inc.	237,640	0.0
11,360		Speedway Motorsports, Inc.	197,664	0.0
24,790		Stage Stores, Inc.	582,565	0.1
15,634		Standard Motor Products, Inc.	536,872	0.1
75,669	@	Standard-Pacific Corp.	630,323	0.1
18,726		Stein Mart, Inc.	255,610	0.0
9,780	@	Steiner Leisure Ltd.	516,971	0.1
25,165	@	Steven Madden Ltd.	1,217,483	0.1
22,606	@	Stoneridge, Inc.	263,134	0.0
7,613	L	Strayer Education, Inc.	371,743	0.0
11,340	L	Sturm Ruger & Co., Inc.	544,774	0.1
15,060		Superior Industries International	259,183	0.0
36,560	@	Tenneco, Inc.	1,655,437	0.2
34,920		Texas Roadhouse, Inc.	873,698	0.1
16,230		True Religion Apparel, Inc.	513,842	0.1
39,859	@	Tuesday Morning Corp.	413,338	0.0
25,872	@	Tumi Holdings, Inc.	620,928	0.1
18,230	@	Universal Electronics, Inc.	512,810	0.1
19,660		Vail Resorts, Inc.	1,209,483	0.1
30,479		Valassis Communications, Inc.	749,479	0.1
38,425	@	Valuevision Media, Inc.	196,352	0.0
14,700	@, L	Vera Bradley, Inc.	318,402	0.0
14,688	@	Vitamin Shoppe, Inc.	658,610	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
79,520	@	Wet Seal, Inc.	$374,539	0.0
7,490		Weyco Group, Inc.	188,748	0.0
19,680	@	Winnebago Industries	413,083	0.0
26,926	@	WMS Industries, Inc.	686,882	0.1
31,653		Wolverine World Wide, Inc.	1,728,570	0.2
24,729	@	Zale Corp.	225,034	0.0
14,550	@, L	Zumiez, Inc.	418,312	0.1
			122,450,995	13.8

		Consumer Staples: 3.7%
87,940	@	Alliance One International, Inc.	334,172	0.0
13,940		Andersons, Inc.	741,469	0.1
8,072	@	Annie’s, Inc.	344,997	0.0
28,490		B&G Foods, Inc.	970,084	0.1
5,583	@, L	Boston Beer Co., Inc.	952,683	0.1
44,633	@	Boulder Brands, Inc.	537,828	0.1
9,570		Calavo Growers, Inc.	260,208	0.0
11,400		Cal-Maine Foods, Inc.	530,214	0.1
20,073		Casey’s General Stores, Inc.	1,207,592	0.1
26,800	@	Central Garden & Pet Co.	184,920	0.0
32,368	@	Chiquita Brands International, Inc.	353,459	0.0
4,300		Coca-Cola Bottling Co. Consolidated	262,945	0.0
75,854	@	Darling International, Inc.	1,415,436	0.2
14,680	@, L	Diamond Foods, Inc.	304,610	0.0
28,553	@	Dole Food Co., Inc.	364,051	0.0
17,090	@	Elizabeth Arden, Inc.	770,246	0.1
26,110	@	Fresh Del Monte Produce, Inc.	727,947	0.1
23,999	@	Hain Celestial Group, Inc.	1,559,215	0.2
31,470		Harris Teeter Supermarkets, Inc.	1,474,684	0.2
15,326		Ingles Markets, Inc.	386,981	0.1
10,120		J&J Snack Foods Corp.	787,336	0.1
13,793		Lancaster Colony Corp.	1,075,716	0.1
14,924		Nash Finch Co.	328,477	0.0
17,810	@	Pantry, Inc.	216,926	0.0
39,845	@	Pilgrim’s Pride Corp.	595,284	0.1
16,592	@	Post Holdings, Inc.	724,407	0.1
29,480	@	Prestige Brands Holdings, Inc.	859,047	0.1
12,260		Pricesmart, Inc.	1,074,344	0.1
412,974	@	Rite Aid Corp.	1,181,106	0.1
30,017		Roundy’s, Inc.	250,042	0.0
15,661		Sanderson Farms, Inc.	1,040,204	0.1
129		Seaboard Corp.	349,332	0.0
9,630	@	Seneca Foods Corp.	295,448	0.0
21,143		Snyders-Lance, Inc.	600,673	0.1
20,340		Spartan Stores, Inc.	375,070	0.1
15,452		Spectrum Brands Holdings, Inc.	878,755	0.1
174,125	@, L	Star Scientific, Inc.	242,034	0.0
115,241	@, L	Supervalu, Inc.	716,799	0.1
8,971	@	Susser Holdings Corp.	429,531	0.1
20,301	L	Tootsie Roll Industries, Inc.	645,166	0.1
24,648	@	TreeHouse Foods, Inc.	1,615,430	0.2
32,256	@	United Natural Foods, Inc.	1,741,501	0.2
15,870		Universal Corp.	918,079	0.1
5,050	@, L	USANA Health Sciences, Inc.	365,519	0.1
30,850	L	Vector Group Ltd.	500,387	0.1
10,690		WD-40 Co.	582,391	0.1
8,100		Weis Markets, Inc.	365,067	0.0
			32,437,812	3.7

		Energy: 5.3%
90,900	@	Abraxas Petroleum Corp.	190,890	0.0
139,537	@	Alpha Natural Resources, Inc.	730,867	0.1
19,800	@	Approach Resources, Inc.	486,486	0.1
144,718	L	Arch Coal, Inc.	547,034	0.1
24,520	@	Basic Energy Services, Inc.	296,447	0.0
34,658		Berry Petroleum Co.	1,466,727	0.2
29,660	@, L	Bill Barrett Corp.	599,725	0.1
14,610	@	Bonanza Creek Energy, Inc.	518,071	0.1
143,233	@	BPZ Energy, Inc.	256,387	0.0
23,218		Bristow Group, Inc.	1,516,600	0.2
28,100	@, L	C&J Energy Services, Inc.	544,297	0.1
87,380	@, L	Cal Dive International, Inc.	164,274	0.0
11,244		CARBO Ceramics, Inc.	758,183	0.1
22,048	@	Carrizo Oil & Gas, Inc.	624,620	0.1
41,705	@, L	Clean Energy Fuels Corp.	550,506	0.1
35,886	@	Cloud Peak Energy, Inc.	591,401	0.1
27,800		Comstock Resources, Inc.	437,294	0.1
9,120		Contango Oil & Gas Co.	307,800	0.0
30,029		Crosstex Energy, Inc.	593,373	0.1
53,800	@, X	CVR Energy Inc Escrow	—	—
9,791	@	Dawson Geophysical Co.	360,896	0.0
20,532		Delek US Holdings, Inc.	590,911	0.1
8,696	@	Diamondback Energy, Inc.	289,751	0.0
40,052	@	Emerald Oil, Inc.	274,757	0.0
50,333	@	Energy XXI Bermuda Ltd.	1,116,386	0.1
22,062	@	EPL Oil & Gas, Inc.	647,740	0.1
15,075	@	Era Group, Inc.	394,211	0.0
75,986		EXCO Resources, Inc.	580,533	0.1
31,743	@	Exterran Holdings, Inc.	892,613	0.1
87,960	@, L	Forest Oil Corp.	359,756	0.0
16,834	@, L	Forum Energy Technologies, Inc.	512,259	0.1
25,500	@	GasLog Ltd.	326,400	0.0
74,883	@	Gastar Exploration Ltd.	199,938	0.0
7,476	@	Geospace Technologies Corp.	516,442	0.1
17,190	@	Goodrich Petroleum Corp.	220,032	0.0
23,600	@	Green Plains Renewable Energy, Inc.	314,352	0.0
14,197		Gulfmark Offshore, Inc.	640,143	0.1
123,368	@, L	Halcon Resources Corp.	699,497	0.1
72,144	@	Helix Energy Solutions Group, Inc.	1,662,198	0.2
90,490	@	Hercules Offshore, Inc.	637,050	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
17,861	@	Hornbeck Offshore Services, Inc.	$955,563	0.1
84,580	@	ION Geophysical Corp.	509,172	0.1
92,610	@	Key Energy Services, Inc.	551,030	0.1
39,776	@, L	KiOR, Inc.	227,121	0.0
171,374	@	Kodiak Oil & Gas Corp.	1,523,515	0.2
21,020		Lufkin Industries, Inc.	1,859,639	0.2
119,879	@, L	Magnum Hunter Resources Corp.	437,558	0.1
36,146	@	Matador Resources Co.	433,029	0.1
24,032	@	Matrix Service Co.	374,419	0.0
34,000	@	Midstates Petroleum Co., Inc.	183,940	0.0
15,035	@	Natural Gas Services Group, Inc.	353,172	0.0
53,740	@	Newpark Resources	590,603	0.1
54,579	@, L	Nordic American Tankers Ltd.	413,163	0.1
37,232	@	Northern Oil And Gas, Inc.	496,675	0.1
89,880	@, L	Nuverra Environmental Solutions, Inc.	260,652	0.0
6,090		Panhandle Oil and Gas, Inc.	173,565	0.0
81,074	@	Parker Drilling Co.	403,749	0.0
16,451	@	PDC Energy, Inc.	846,897	0.1
56,893	@	Penn Virginia Corp.	267,397	0.0
8,960	@	PHI, Inc.	307,328	0.0
55,686	@	Pioneer Energy Services Corp.	368,641	0.0
15,810	@	Renewable Energy Group, Inc.	224,976	0.0
191,268		Rentech, Inc.	401,663	0.0
49,700	@	Resolute Energy Corp.	396,606	0.0
26,730	@	Rex Energy Corp.	469,913	0.1
32,520	@	Rosetta Resources, Inc.	1,382,750	0.2
16,085	@	Sanchez Energy Corp.	369,157	0.0
93,978	@	Scorpio Tankers, Inc.	843,922	0.1
7,816		SEACOR Holdings, Inc.	649,119	0.1
23,500		SemGroup Corp.	1,265,710	0.1
27,308	@	Ship Finance International Ltd.	405,251	0.1
34,779	@, L	Solazyme, Inc.	407,610	0.1
26,980	@	Stone Energy Corp.	594,369	0.1
33,106	@	Swift Energy Co.	396,941	0.0
28,569	@	Synergy Resources Corp.	209,125	0.0
15,362		Targa Resources Corp.	988,237	0.1
19,500	@	Tesco Corp.	258,375	0.0
50,570	@	Tetra Technologies, Inc.	518,848	0.1
42,300	@	Triangle Petroleum Corp.	296,523	0.0
147,556	@	Ur-Energy, Inc.	197,725	0.0
45,370	@	Vaalco Energy, Inc.	259,516	0.0
172,950	@	Vantage Drilling Co.	352,818	0.0
17,040		W&T Offshore, Inc.	243,502	0.0
88,587	@	Warren Resources, Inc.	225,897	0.0
36,160		Western Refining, Inc.	1,015,011	0.1
34,260	@	Willbros Group, Inc.	210,356	0.0
			46,537,595	5.3

		Financials: 22.6%
12,150		1st Source Corp.	288,684	0.0
36,333		1st United Bancorp, Inc.	244,158	0.0
23,696		Acadia Realty Trust	585,054	0.1
12,300		Agree Realty Corp.	363,096	0.0
26,349	@	Alexander & Baldwin, Inc.	1,047,373	0.1
1,450		Alexander’s, Inc.	425,879	0.1
21,913	@	Altisource Residential Corp.	365,728	0.0
19,207	@	Ambac Financial Group, Inc.	457,511	0.1
24,200		American Assets Trust, Inc.	746,812	0.1
37,065		American Capital Mortgage Investment Corp.	666,058	0.1
36,920		American Equity Investment Life Holding Co.	579,644	0.1
80,908		American Realty Capital Properties, Inc.	1,234,656	0.1
27,705	@	Ameris Bancorp.	466,829	0.1
13,520		Amerisafe, Inc.	437,913	0.1
11,320		Ames National Corp.	257,643	0.0
19,659	@	AmREIT, Inc.	380,046	0.0
13,673	L	Amtrust Financial Services, Inc.	488,126	0.1
111,480		Anworth Mortgage Asset Corp.	624,288	0.1
23,000		Apollo Commercial Real Estate Finance, Inc.	365,240	0.0
137,410		Apollo Investment Corp.	1,063,553	0.1
10,000		Apollo Residential Mortgage, Inc.	164,800	0.0
20,999	@	Argo Group International Holdings Ltd.	890,148	0.1
23,104		Armada Hoffler Properties, Inc.	272,165	0.0
235,115		ARMOUR Residential REIT, Inc.	1,107,392	0.1
6,675		Arrow Financial Corp.	165,206	0.0
35,520		Ashford Hospitality Trust, Inc.	406,704	0.1
33,567		Associated Estates Realty Corp.	539,757	0.1
63,180		Astoria Financial Corp.	681,080	0.1
5,850		Bancfirst Corp.	272,317	0.0
26,950	@	Bancorp, Inc.	403,980	0.0
49,700		Bancorpsouth, Inc.	879,690	0.1
56,436		Bank Mutual Corp.	318,299	0.0
20,280		Bank of the Ozarks, Inc.	878,732	0.1
25,620		BankFinancial Corp.	217,770	0.0
15,500		Banner Corp.	523,745	0.1
37,274		BBCN Bancorp, Inc.	530,036	0.1
28,050	@	Beneficial Mutual Bancorp, Inc.	235,620	0.0
15,227		Berkshire Hills Bancorp., Inc.	422,702	0.1
78,142		BGC Partners, Inc.	460,256	0.1
51,550		BlackRock Kelso Capital Corp.	482,508	0.1
18,880	@	Banco Latinoamericano de Exportaciones S.A.	422,723	0.1
22,270		BNC Bancorp	254,323	0.0
12,916	@	BofI Holding, Inc.	591,811	0.1
41,879		Boston Private Financial Holdings, Inc.	445,593	0.1
16,739		OceanFirst Financial Corp.	260,291	0.0
60,248		Brookline Bancorp., Inc.	522,953	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
11,800		Bryn Mawr Bank Corp.	$282,374	0.0
20,870		Calamos Asset Management, Inc.	219,135	0.0
6,340		Camden National Corp.	224,880	0.0
49,355		Campus Crest Communities, Inc.	569,557	0.1
3,720		Capital Southwest Corp.	512,728	0.1
60,559		Capitol Federal Financial, Inc.	735,186	0.1
59,453		Capital Lease Funding, Inc.	501,783	0.1
43,074		Capstead Mortgage Corp.	521,195	0.1
34,460		Cardinal Financial Corp.	504,494	0.1
22,693		Cash America International, Inc.	1,031,624	0.1
49,420		Cathay General Bancorp.	1,005,697	0.1
87,905		Cedar Shopping Centers, Inc.	455,348	0.1
36,590		Centerstate Banks of Florida, Inc.	317,601	0.0
115,705	@	Chambers Street Properties	1,156,564	0.1
21,376		Chatham Lodging Trust	367,240	0.0
21,835		Chemical Financial Corp.	567,492	0.1
30,531		Chesapeake Lodging Trust	634,739	0.1
14,994		Citizens & Northern Corp.	289,684	0.0
52,810	@	Citizens, Inc.	315,804	0.0
11,240		City Holding Co.	437,798	0.1
10,460		CNB Financial Corp.	177,192	0.0
146,586		CNO Financial Group, Inc.	1,899,755	0.2
43,096		CoBiz Financial, Inc.	357,697	0.0
9,115	L	Cohen & Steers, Inc.	309,728	0.0
46,990		Colonial Properties Trust	1,133,399	0.1
40,609		Colony Financial, Inc.	807,713	0.1
35,101		Columbia Banking System, Inc.	835,755	0.1
21,790		Community Bank System, Inc.	672,221	0.1
11,490		Community Trust Bancorp., Inc.	409,274	0.1
7,112	@	Consolidated-Tomoka Land Co.	271,280	0.0
15,972		Coresite Realty Corp.	508,069	0.1
63,298		Cousins Properties, Inc.	639,310	0.1
87,400	@	Cowen Group, Inc.	253,460	0.0
4,650	@	Credit Acceptance Corp.	488,482	0.1
70,350		CubeSmart	1,124,193	0.1
19,100	@	Customers Bancorp, Inc.	310,245	0.0
53,420		CVB Financial Corp.	628,219	0.1
104,130		CYS Investments, Inc.	959,037	0.1
143,890		DCT Industrial Trust, Inc.	1,028,813	0.1
29,387	@	DFC Global Corp.	405,834	0.1
107,595		DiamondRock Hospitality Co.	1,002,785	0.1
19,710		Dime Community Bancshares	301,957	0.0
39,230		DuPont Fabros Technology, Inc.	947,405	0.1
35,550		Dynex Capital, Inc.	362,255	0.0
17,710	@	Eagle Bancorp, Inc.	396,350	0.0
21,920		EastGroup Properties, Inc.	1,233,438	0.1
60,005		Education Realty Trust, Inc.	613,851	0.1
13,380	@	eHealth, Inc.	303,994	0.0
28,430		Employers Holdings, Inc.	695,114	0.1
13,279	@	Encore Capital Group, Inc.	439,668	0.1
4,049	@	Enstar Group Ltd.	538,436	0.1
18,450		Enterprise Financial Services Corp.	294,462	0.0
14,383	@	Envestnet, Inc.	353,674	0.0
35,810		EPR Properties	1,800,169	0.2
24,270		Equity One, Inc.	549,230	0.1
15,603		ESB Financial Corp.	189,264	0.0
44,160		EverBank Financial Corp.	731,290	0.1
15,191		Evercore Partners, Inc.	596,702	0.1
56,176		Excel Trust, Inc.	719,615	0.1
32,960	@	Ezcorp, Inc.	556,365	0.1
9,085	@	Farmers Capital Bank Corp.	197,054	0.0
9,070		FBL Financial Group, Inc.	394,636	0.0
79,520	@	FelCor Lodging Trust, Inc.	469,963	0.1
16,655		Fidus Investment Corp.	311,615	0.0
52,370		Fifth Street Finance Corp.	547,267	0.1
26,830		Financial Engines, Inc.	1,223,180	0.1
70,112		First American Financial Corp.	1,545,268	0.2
44,889	@, L	First BanCorp/Puerto Rico	317,814	0.0
23,913		First Bancorp.	337,173	0.0
37,230		First Busey Corp.	167,535	0.0
19,850	@	First Cash Financial Services, Inc.	976,819	0.1
50,920		First Commonwealth Financial Corp.	375,280	0.0
11,882		First Defiance Financial Corp.	267,939	0.0
38,080		First Financial Bancorp.	567,392	0.1
22,965	L	First Financial Bankshares, Inc.	1,278,232	0.1
9,230		First Financial Corp.	286,038	0.0
15,615		First Financial Holdings, Inc.	331,194	0.0
59,110		First Industrial Realty Trust, Inc.	896,699	0.1
19,220		First Merchants Corp.	329,623	0.0
48,230		First Midwest Bancorp., Inc.	661,716	0.1
46,813		First Potomac Realty Trust	611,378	0.1
100,816		FirstMerit Corp.	2,019,344	0.2
14,217	@	Flagstar Bancorp, Inc.	198,385	0.0
25,800		Flushing Financial Corp.	424,410	0.1
68,166		FNB Corp.	823,445	0.1
26,370	@	Forestar Real Estate Group, Inc.	528,982	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
48,167		Franklin Street Properties Corp.	$635,804	0.1
24,425		FXCM, Inc.	400,814	0.0
4,640		GAMCO Investors, Inc.	257,102	0.0
49,899		Geo Group, Inc.	1,694,071	0.2
23,009		Getty Realty Corp.	475,136	0.1
84,643		GFI Group, Inc.	330,954	0.0
45,460		Glacier Bancorp., Inc.	1,008,757	0.1
25,531		Gladstone Capital Corp.	208,588	0.0
15,237		Gladstone Commercial Corp.	284,018	0.0
74,120		Glimcher Realty Trust	809,390	0.1
23,100	L	Golub Capital BDC, Inc.	404,250	0.1
19,285		Government Properties Income Trust	486,368	0.1
72,187	@	Gramercy Property Trust Inc.	324,704	0.0
11,490		Great Southern Bancorp., Inc.	309,770	0.0
16,349	@	Green Dot Corp.	326,163	0.0
15,700		Greenhill & Co., Inc.	718,118	0.1
19,750	@	Greenlight Capital Re Ltd.	484,468	0.1
47,938		Hancock Holding Co.	1,441,496	0.2
22,000	@	Hanmi Financial Corp.	388,740	0.0
10,343		HCI Group, Inc.	317,737	0.0
47,630		Healthcare Realty Trust, Inc.	1,214,565	0.1
8,120		Heartland Financial USA, Inc.	223,219	0.0
38,255		Hercules Technology Growth Capital, Inc.	533,275	0.1
114,802		Hersha Hospitality Trust	647,483	0.1
22,812		HFF, Inc.	405,369	0.1
44,916		Highwoods Properties, Inc.	1,599,459	0.2
36,020	@	Hilltop Holdings, Inc.	590,728	0.1
26,848		Home Bancshares, Inc.	697,243	0.1
33,301	@	Home Loan Servicing Solutions Ltd.	798,225	0.1
12,676		HomeStreet, Inc.	271,900	0.0
25,318	@	HomeTrust Bancshares Inc.	429,214	0.0
26,670		Horace Mann Educators Corp.	650,215	0.1
27,049		Hudson Pacific Properties, Inc.	575,603	0.1
13,993		Hudson Valley Holding Corp.	237,601	0.0
18,090		IBERIABANK Corp.	969,805	0.1
39,248	@	ICG Group, Inc.	447,427	0.1
13,110		Independent Bank Corp.	452,295	0.1
8,050		Infinity Property & Casualty Corp.	481,068	0.1
49,300		Inland Real Estate Corp.	503,846	0.1
21,174	@	Insmed Inc.	253,241	0.0
35,630		International Bancshares Corp.	804,525	0.1
13,555	@	Intl. FCStone, Inc.	236,535	0.0
83,889		Invesco Mortgage Capital, Inc.	1,389,202	0.2
28,900	@	Investment Technology Group, Inc.	404,022	0.0
28,350		Investors Bancorp, Inc.	597,618	0.1
81,266		Investors Real Estate Trust	698,888	0.1
65,110	@	iStar Financial, Inc.	735,092	0.1
58,877	@	Janus Capital Group, Inc.	500,831	0.1
4,795		Kansas City Life Insurance Co.	183,505	0.0
25,800	L	KCAP Financial, Inc.	290,508	0.0
34,500		Kennedy-Wilson Holdings, Inc.	574,080	0.1
50,800		Kite Realty Group Trust	306,324	0.0
95,900	@	Knight Capital Group, Inc.	344,281	0.0
11,670		Lakeland Financial Corp.	323,843	0.0
53,300		LaSalle Hotel Properties	1,316,510	0.2
71,009		Lexington Realty Trust	829,385	0.1
15,725		LTC Properties, Inc.	614,061	0.1
46,900	@	Maiden Holdings Ltd.	526,218	0.1
17,396	L	Main Street Capital Corp.	481,695	0.1
24,774		MainSource Financial Group, Inc.	332,715	0.0
16,515		Manning & Napier, Inc.	293,306	0.0
22,070		MarketAxess Holdings, Inc.	1,031,773	0.1
34,500		MB Financial Corp.	924,600	0.1
63,800		MCG Capital Corp.	332,398	0.0
31,600		Meadowbrook Insurance Group, Inc.	253,748	0.0
22,641		Medallion Financial Corp.	314,936	0.0
75,962		Medical Properties Trust, Inc.	1,087,776	0.1
29,100		Medley Capital Corp.	395,178	0.0
6,817		Merchants Bancshares, Inc.	201,579	0.0
19,380		MetroCorp Bancshares, Inc.	189,149	0.0
191,902	@	MGIC Investment Corp.	1,164,845	0.1
51,598		Monmouth Real Estate Investment Corp.	509,272	0.1
41,396	@	Montpelier Re Holdings Ltd.	1,035,314	0.1
14,950		MVC Capital, Inc.	188,221	0.0
28,242		National Bank Holdings Corp.	556,367	0.1
8,447		National Bankshares, Inc.	300,122	0.0
31,722	@	National Financial Partners Corp.	802,884	0.1
15,810		National Health Investors, Inc.	946,387	0.1
8,070		National Interstate Corp.	236,048	0.0
82,810		National Penn Bancshares, Inc.	841,350	0.1
1,665		National Western Life Insurance Co.	316,100	0.0
7,530	@	Navigators Group, Inc.	429,511	0.1
22,730		NBT Bancorp., Inc.	481,194	0.1
17,700		Nelnet, Inc.	638,793	0.1
20,203	@	Netspend Holdings, Inc.	322,642	0.0
112,740		New Residential Investment Corp.	759,868	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
64,800	L	New York Mortgage Trust, Inc.	$438,696	0.1
30,707	@	NewBridge Bancorp	183,858	0.0
23,200	@	NewStar Financial, Inc.	309,024	0.0
41,053		Northfield Bancorp, Inc./NJ	481,141	0.1
91,256		Northstar Realty Finance Corp.	830,430	0.1
71,570		Northwest Bancshares, Inc.	966,911	0.1
25,727		OFG Bancorp	465,916	0.1
58,330		Old National Bancorp.	806,704	0.1
13,913	@	OmniAmerican Bancorp, Inc.	306,503	0.0
14,282		One Liberty Properties, Inc.	313,633	0.0
43,575		Oritani Financial Corp.	683,256	0.1
10,800		Federal Agricultural Mortgage Corp.	311,904	0.0
30,449		PacWest Bancorp	933,262	0.1
7,360	L	Park National Corp.	506,294	0.1
54,367	@	Park Sterling Corp.	321,309	0.0
26,506		Parkway Properties, Inc.	444,241	0.1
28,795		Pebblebrook Hotel Trust	744,351	0.1
34,719		PennantPark Investment Corp.	383,645	0.0
40,180		Pennsylvania Real Estate Investment Trust	758,598	0.1
15,535	@	PennyMac Financial Services, Inc.	330,429	0.0
36,897		Pennymac Mortgage Investment Trust	776,682	0.1
12,820		Peoples Bancorp., Inc.	270,246	0.0
32,490	@	PHH Corp.	662,146	0.1
6,493	@	Phoenix Cos, Inc.	279,199	0.0
24,286	@	Pico Holdings, Inc.	509,035	0.1
22,580	@	Pinnacle Financial Partners, Inc.	580,532	0.1
12,430	@	Piper Jaffray Cos.	392,912	0.0
23,131	@	Platinum Underwriters Holdings Ltd.	1,323,556	0.2
11,691	@	Portfolio Recovery Associates, Inc.	1,796,088	0.2
29,710		Potlatch Corp.	1,201,472	0.1
24,753		Primerica, Inc.	926,752	0.1
29,714		PrivateBancorp, Inc.	630,234	0.1
113,677		Prospect Capital Corp.	1,227,712	0.1
36,100		Prosperity Bancshares, Inc.	1,869,619	0.2
38,970		Provident Financial Services, Inc.	614,947	0.1
26,420		Provident New York Bancorp	246,763	0.0
10,890		PS Business Parks, Inc.	785,931	0.1
100,750		Radian Group, Inc.	1,170,715	0.1
60,066		RAIT Financial Trust	451,696	0.1
32,772		Ramco-Gershenson Properties	508,949	0.1
55,780	L	Redwood Trust, Inc.	948,260	0.1
20,115		Renasant Corp.	489,599	0.1
90,896		Resource Capital Corp.	559,010	0.1
51,365		Retail Opportunity Investments	713,974	0.1
12,490		RLI Corp.	954,361	0.1
60,386		RLJ Lodging Trust	1,358,081	0.2
30,490		Rockville Financial, Inc.	398,809	0.0
14,500		Rouse Properties, Inc.	284,490	0.0
24,928		Ryman Hospitality Properties	972,441	0.1
15,760		S&T Bancorp, Inc.	308,896	0.0
29,900		Sabra Healthcare REIT, Inc.	780,689	0.1
18,093	@	Safeguard Scientifics, Inc.	290,393	0.0
9,020		Safety Insurance Group, Inc.	437,560	0.1
18,640		Sandy Spring Bancorp, Inc.	402,997	0.0
9,294		SCBT Financial Corp.	468,325	0.1
37,990		Selective Insurance Group	874,530	0.1
18,521		Silver Bay Realty Trust Corp.	306,708	0.0
11,510		Simmons First National Corp.	300,296	0.0
16,612		Solar Capital Ltd.	383,571	0.0
14,000		Solar Senior Capital Ltd.	257,740	0.0
14,260		Southside Bancshares, Inc.	340,529	0.0
23,941	@	Southwest Bancorp., Inc.	316,021	0.0
17,240		Sovran Self Storage, Inc.	1,116,980	0.1
27,181		Spirit Realty Capital, Inc.	481,647	0.1
27,600		STAG Industrial, Inc.	550,620	0.1
10,080		State Auto Financial Corp.	183,154	0.0
30,400		State Bank Financial Corp.	456,912	0.1
12,670		StellarOne Corp.	248,966	0.0
21,150		Sterling Bancorp.	245,763	0.0
18,700		Sterling Financial Corp.	444,686	0.1
15,900		Stewart Information Services Corp.	416,421	0.1
37,400	@	Stifel Financial Corp.	1,334,058	0.2
122,220	@	Strategic Hotel Capital, Inc.	1,082,869	0.1
51,755		Summit Hotel Properties, Inc.	489,085	0.1
16,405		Sun Communities, Inc.	816,313	0.1
101,888	@	Sunstone Hotel Investors, Inc.	1,230,807	0.1
138,480		Susquehanna Bancshares, Inc.	1,779,468	0.2
35,188	@	SWS Group, Inc.	191,775	0.0
10,540		SY Bancorp., Inc.	258,546	0.0
36,459		Symetra Financial Corp.	582,979	0.1
8,290	@	Tejon Ranch Co.	236,182	0.0
23,374		Terreno Realty Corp.	433,120	0.1
11,050		Territorial Bancorp, Inc.	249,841	0.0
19,631	@	Texas Capital Bancshares, Inc.	870,831	0.1
23,800		THL Credit, Inc.	361,522	0.0
29,700	L	TICC Capital Corp.	285,714	0.0
14,632		Tompkins Financial Corp.	661,220	0.1
31,218	@	Tower Group International, Ltd.	640,281	0.1
17,056		TowneBank	251,064	0.0
17,600	L	Triangle Capital Corp.	484,176	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
10,390		Trico Bancshares	$221,619	0.0
50,250		Trustco Bank Corp.	273,360	0.0
45,950		Trustmark Corp.	1,129,451	0.1
23,310		UMB Financial Corp.	1,297,668	0.2
18,382		UMH Properties, Inc.	188,783	0.0
83,760		Umpqua Holdings Corp.	1,257,238	0.1
12,670		Union First Market Bankshares Corp.	260,875	0.0
25,080	L	United Bankshares, Inc.	663,366	0.1
26,781	@	United Community Banks, Inc./GA	332,620	0.0
48,159	@	United Community Financial Corp.	223,939	0.0
22,740		United Financial Bancorp, Inc.	344,511	0.0
18,520		United Fire Group, Inc.	459,852	0.1
14,470		Universal Health Realty Income Trust	624,091	0.1
14,960		Univest Corp. of Pennsylvania	285,287	0.0
14,040		Urstadt Biddle Properties, Inc.	283,187	0.0
21,924		ViewPoint Financial Group	456,238	0.1
4,466	@	Virtus Investment Partners	787,222	0.1
23,971	@	Walter Investment Management Corp.	810,460	0.1
18,857		Washington Banking Co.	267,769	0.0
42,240		Washington Real Estate Investment Trust	1,136,678	0.1
11,810		Washington Trust Bancorp, Inc.	336,821	0.0
51,760		Webster Financial Corp.	1,329,197	0.2
16,970		WesBanco, Inc.	448,517	0.1
22,070		Westamerica Bancorp.	1,008,378	0.1
44,440	@	Western Alliance Bancorp.	703,485	0.1
23,241		Westfield Financial, Inc.	162,687	0.0
8,478		Westwood Holdings Group, Inc.	363,876	0.0
20,725		Whitestone REIT	326,626	0.0
35,387		Winthrop Realty Trust	425,706	0.1
20,940		Wintrust Financial Corp.	801,583	0.1
55,509	@	WisdomTree Investments, Inc.	642,239	0.1
8,982	@, L	World Acceptance, Corp.	780,895	0.1
6,380		WSFS Financial Corp.	334,248	0.0
17,488	@	Yadkin Financial Corporation	245,428	0.0
			199,846,795	22.6

		Health Care: 12.0%
12,180		Abaxism, Inc.	578,672	0.1
22,588	@	Abiomed, Inc.	486,997	0.1
19,415	@	Acadia Healthcare Co., Inc.	642,054	0.1
40,957	@	Acadia Pharmaceuticals, Inc.	743,370	0.1
39,986	@	Accelrys, Inc.	335,882	0.0
38,000	@, L	Accretive Health, Inc.	410,780	0.1
48,503	@, L	Accuray, Inc.	278,407	0.0
61,008	@	Achillion Pharmaceuticals, Inc.	499,045	0.1
26,160	@	Acorda Therapeutics, Inc.	863,018	0.1
18,253	@	Aegerion Pharmaceuticals, Inc.	1,156,145	0.1
69,398	@	Affymetrix, Inc.	308,127	0.0
21,530		Air Methods Corp.	729,436	0.1
30,416	@	Akorn, Inc.	411,224	0.1
18,589	@	Albany Molecular Research, Inc.	220,651	0.0
38,861	@	Align Technology, Inc.	1,439,411	0.2
31,273	@	Alnylam Pharmaceuticals, Inc.	969,776	0.1
17,940	@	AMAG Pharmaceuticals, Inc.	399,165	0.0
22,790	@	Amedisys, Inc.	264,820	0.0
32,510	@	AMN Healthcare Services, Inc.	465,543	0.1
20,140	@	Amsurg Corp.	706,914	0.1
30,806	@, L	Anacor Pharmaceuticals, Inc.	172,206	0.0
7,800		Analogic Corp.	568,074	0.1
18,000	@	Angiodynamics, Inc.	203,040	0.0
14,606	@	Anika Therapeutics, Inc.	248,302	0.0
93,600	@, L	Antares Pharma, Inc.	389,376	0.0
137,629	@, L	Arena Pharmaceuticals, Inc.	1,059,743	0.1
77,330	@	Array Biopharma, Inc.	351,078	0.0
19,500	@	Arthrocare Corp.	673,335	0.1
13,620		Assisted Living Concepts, Inc.	162,895	0.0
70,914	@	Astex Pharmaceuticals	291,457	0.0
22,848	@, L	Athenahealth, Inc.	1,935,683	0.2
25,448	@	AtriCure, Inc.	241,756	0.0
830		Atrion Corp.	181,529	0.0
31,015	@	Auxilium Pharmaceuticals, Inc.	515,779	0.1
96,224	@, L	AVANIR Pharmaceuticals, Inc.	442,630	0.1
13,276	@, L	Bio-Reference Labs, Inc.	381,685	0.0
34,810	@	BioScrip, Inc.	574,365	0.1
59,122	@, L	Cadence Pharmaceuticals, Inc.	403,212	0.0
33,506	@	Cambrex Corp.	468,079	0.1
11,568		Cantel Medical Corp.	391,808	0.0
21,680	@	Capital Senior Living Corp.	518,152	0.1
15,613	@	Cardiovascular Systems, Inc.	330,996	0.0
46,365	@	Celldex Therapeutics, Inc.	723,758	0.1
30,740	@	Centene Corp.	1,612,620	0.2
40,600	@	Cepheid, Inc.	1,397,452	0.2
68,989	@	Cerus Corp.	304,931	0.0
13,460		Chemed Corp.	974,908	0.1
18,040	@	ChemoCentryx, Inc.	255,086	0.0
12,980	@, X	Clinical Data, Inc.	12,980	0.0
8,936	@	Clovis Oncology, Inc.	598,533	0.1
7,230		Computer Programs & Systems, Inc.	355,282	0.0
19,440		Conmed Corp.	607,306	0.1
7,800	@	Corvel Corp.	228,306	0.0
31,350		CryoLife, Inc.	196,251	0.0
92,803	@, L	Curis, Inc.	296,042	0.0
16,790	@	Cyberonics	872,408	0.1
20,237	@	Cynosure, Inc.	525,757	0.1
22,159	@	Cytokinetics Inc	256,271	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
103,635	@, L	Dendreon Corp.	$426,976	0.1
47,800	@	Depomed, Inc.	268,158	0.0
39,709	@	DexCom, Inc.	891,467	0.1
117,500	@	Dyax Corp.	406,550	0.1
23,267	@	Emeritus Corp.	539,329	0.1
23,200	@	Endocyte, Inc.	304,616	0.0
36,630	@	Endologix, Inc.	486,446	0.1
10,961		Ensign Group, Inc.	386,046	0.0
40,200	@	Exact Sciences Corp.	559,182	0.1
11,361	@	Exactech, Inc.	224,380	0.0
23,608	@	ExamWorks Group, Inc.	501,198	0.1
114,667	@, L	Exelixis, Inc.	520,588	0.1
23,300	@, L	Fluidigm Corp.	406,818	0.1
8,081	@	Furiex Pharmaceuticals, Inc.	275,320	0.0
22,809	@	GenMark Diagnostics, Inc.	235,845	0.0
9,840	@	Genomic Health, Inc.	312,026	0.0
26,777	@	Gentiva Health Services, Inc.	266,699	0.0
147,225	@	Geron Corp.	220,838	0.0
28,462	@	Globus Medical Inc	479,667	0.1
15,180	@	Greatbatch, Inc.	497,752	0.1
36,927	@	Haemonetics Corp.	1,526,931	0.2
60,782	@, L	Halozyme Therapeutics, Inc.	482,609	0.1
17,968	@	Hanger Orthopedic Group, Inc.	568,328	0.1
58,309	@	Healthsouth Corp.	1,679,299	0.2
13,424	@	HealthStream, Inc.	339,896	0.0
24,120	@	Healthways, Inc.	419,206	0.1
8,408	@, L	HeartWare International, Inc.	799,685	0.1
8,652		Hi-Tech Pharmacal Co., Inc.	287,246	0.0
57,307	@	HMS Holdings Corp.	1,335,253	0.2
6,580	@	ICU Medical, Inc.	474,155	0.1
73,658	@, L	Idenix Pharmaceuticals, Inc.	265,905	0.0
47,705	@, L	Immunogen, Inc.	791,426	0.1
61,662	@, L	Immunomedics, Inc.	335,441	0.0
45,868	@	Impax Laboratories, Inc.	915,067	0.1
28,718	@	Infinity Pharmaceuticals, Inc.	466,668	0.1
26,100	@	Insulet Corp.	819,801	0.1
12,830	@	Integra LifeSciences Holdings Corp.	469,963	0.1
51,065	@	InterMune, Inc.	491,245	0.1
19,460		Invacare Corp.	279,446	0.0
12,070	@	IPC The Hospitalist Co., Inc.	619,915	0.1
55,392	@, L	Ironwood Pharmaceuticals, Inc.	551,150	0.1
64,658	@, L	Isis Pharmaceuticals, Inc.	1,737,360	0.2
54,700	@, L	Keryx Biopharmaceuticals, Inc.	408,609	0.1
33,956	@	Kindred Healthcare, Inc.	445,842	0.1
8,486	@	KYTHERA Biopharmaceuticals, Inc.	229,450	0.0
7,080		Landauer, Inc.	342,035	0.0
139,200	@	Lexicon Genetics, Inc.	302,064	0.0
111,929	@	Lifevantage Corporation	259,563	0.0
14,522	@	Ligand Pharmaceuticals, Inc.	543,413	0.1
24,304	@	Luminex Corp.	500,905	0.1
19,027	@	Magellan Health Services, Inc.	1,067,034	0.1
29,122	@, L	MAKO Surgical Corp.	350,920	0.0
99,195	@, L	MannKind Corp.	644,768	0.1
39,999		Masimo Corp.	847,979	0.1
35,730	@	MedAssets, Inc.	633,850	0.1
29,094	@	Medicines Co.	894,931	0.1
14,564	@	Medidata Solutions, Inc.	1,127,982	0.1
79,385	@	Merge Healthcare, Inc.	285,786	0.0
28,590		Meridian Bioscience, Inc.	614,685	0.1
19,212	@	Merit Medical Systems, Inc.	214,214	0.0
65,410	@	Merrimack Pharmaceutical, Inc.	440,026	0.0
57,743	@	MiMedx Group Inc.	407,492	0.0
12,412	@	Molina Healthcare, Inc.	461,478	0.1
30,881	@	Momenta Pharmaceuticals, Inc.	465,068	0.1
8,290	@	MWI Veterinary Supply, Inc.	1,021,660	0.1
5,070		National Healthcare Corp.	242,346	0.0
23,930	@	Natus Medical, Inc.	326,645	0.0
112,043	@, L	Navidea Biopharmaceuticals, Inc.	299,155	0.0
68,822	@	Nektar Therapeutics	794,894	0.1
15,015	@	Neogen Corp.	834,233	0.1
40,383	@	Neurocrine Biosciences, Inc.	540,325	0.1
18,116	@, L	NewLink Genetics Corp.	357,248	0.0
143,350	@	Novavax, Inc.	293,868	0.0
57,104	@	NPS Pharmaceuticals, Inc.	862,270	0.1
26,480	@	NuVasive, Inc.	656,439	0.1
35,591	@	NxStage Medical, Inc.	508,240	0.1
25,370	@	Omnicell, Inc.	521,354	0.1
73,728	@, L	Opko Health, Inc.	523,469	0.1
32,446	@, L	Optimer Pharmaceuticals, Inc.	469,494	0.1
61,907	@	Orexigen Therapeutics, Inc.	362,156	0.0
10,580	@	Orthofix International NV	284,602	0.0
44,163		Owens & Minor, Inc.	1,494,034	0.2
15,969	@	Pacira Pharmaceuticals, Inc./DE	463,101	0.1
36,870	@	Parexel International Corp.	1,693,808	0.2
91,630	L	PDL BioPharma, Inc.	707,384	0.1
134,571	@	Peregrine Pharmaceuticals, Inc.	173,597	0.0
19,410	@	PharMerica Corp.	269,023	0.0
14,800	@, L	PhotoMedex, Inc.	235,912	0.0
45,141	@	Progenics Pharmaceuticals, Inc.	201,329	0.0
12,893	@	Providence Service Corp.	375,057	0.0
13,608	@	Puma Biotechnology, Inc.	603,787	0.1
25,280		Quality Systems, Inc.	472,989	0.1
32,171		Questcor Pharmaceuticals, Inc.	1,462,494	0.2

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
15,810	@, L	Quidel Corp.	$403,629	0.0
47,609	@, L	Raptor Pharmaceutical Corp.	445,144	0.1
14,308	@, L	Repros Therapeutics, Inc.	263,983	0.0
94,565	@	Rigel Pharmaceuticals, Inc.	315,847	0.0
68,412	@	RTI Biologics, Inc.	257,229	0.0
14,215	@	Sagent Pharmaceuticals, Inc.	298,231	0.0
46,313	@, L	Sangamo Biosciences, Inc.	361,705	0.0
36,448	@	Santarus, Inc.	767,230	0.1
19,069	@	Sarepta Therapeutics, Inc.	725,270	0.1
36,900	@	Sciclone Pharmaceuticals, Inc.	183,024	0.0
23,500		Select Medical Holdings Corp.	192,700	0.0
84,863	@, L	Sequenom, Inc.	357,273	0.0
23,433	@	Spectranetics Corp.	437,728	0.1
42,460	L	Spectrum Pharmaceuticals, Inc.	316,752	0.0
28,028	@	Staar Surgical Co.	284,484	0.0
7,815	@	Stemline Therapeutics Inc.	186,231	0.0
39,191		Steris Corp.	1,680,510	0.2
52,044		Stewart Enterprises, Inc.	681,256	0.1
38,357	@, L	Sunesis Pharmaceuticals, Inc.	199,840	0.0
15,270	@	SurModics, Inc.	305,553	0.0
10,563	@	Synageva BioPharma Corp.	443,646	0.1
61,742	@, L	Synergy Pharmaceuticals, Inc.	266,725	0.0
32,677	@	Team Health Holdings, Inc.	1,342,044	0.2
21,024	@	TearLab Corp.	223,180	0.0
8,004	@	Tesaro, Inc.	261,941	0.0
67,745	@	TherapeuticsMD, Inc.	205,179	0.0
27,802	@	Thoratec Corp.	870,481	0.1
42,200	@	Threshold Pharmaceuticals, Inc.	221,972	0.0
12,570	@	Triple-S Management Corp.	269,878	0.0
42,590	@	Trius Therapeutics, Inc.	345,831	0.0
81,911	@, L	Unilife Corp.	259,658	0.0
25,820		Universal American Corp./NY	229,540	0.0
25,795	@	Vanda Pharmaceuticals, Inc.	208,424	0.0
26,760	@	Vanguard Health Systems, Inc.	555,002	0.1
20,070	@	Vascular Solutions, Inc.	295,230	0.0
82,800	@, L	Vical, Inc.	259,164	0.0
44,130	@	Viropharma, Inc.	1,264,325	0.1
66,260	@, L	Vivus, Inc.	833,551	0.1
18,536	@	Vocera Communications, Inc.	272,479	0.0
33,090	@	Volcano Corp.	599,922	0.1
26,885	@	WellCare Health Plans, Inc.	1,493,462	0.2
25,049		West Pharmaceutical Services, Inc.	1,759,943	0.2
22,600	@	Wright Medical Group, Inc.	592,346	0.1
49,672	@	Xenoport, Inc.	245,876	0.0
53,900	@	XOMA Corp.	195,657	0.0
			106,216,486	12.0

		Industrials: 14.2%
12,865		AAON, Inc.	425,574	0.1
23,620		AAR Corp.	519,168	0.1
38,550		ABM Industries, Inc.	944,860	0.1
28,744		Acacia Research—Acacia Technologies	642,428	0.1
74,560	@	ACCO Brands Corp.	474,202	0.1
45,140		Actuant Corp.	1,488,266	0.2
27,158		Acuity Brands, Inc.	2,050,972	0.2
19,434	@	Advisory Board Co.	1,062,068	0.1
28,790	@	Aegion Corp.	648,063	0.1
9,760	@	Aerovironment, Inc.	196,957	0.0
49,380	@	Air Transport Services Group, Inc.	326,402	0.0
37,246	@	Aircastle Ltd.	595,564	0.1
5,200		Alamo Group, Inc.	212,264	0.0
15,490		Albany International Corp.	510,860	0.1
9,501		Allegiant Travel Co.	1,007,011	0.1
17,130		Altra Holdings, Inc.	469,019	0.1
6,960		American Science & Engineering, Inc.	389,760	0.0
8,840	@	American Woodmark Corp.	306,748	0.0
18,700		Apogee Enterprises, Inc.	448,800	0.1
28,610		Applied Industrial Technologies, Inc.	1,382,721	0.2
16,989	@	Argan, Inc.	264,916	0.0
22,293		Arkansas Best Corp.	511,624	0.1
15,410		Astec Industries, Inc.	528,409	0.1
7,038	@	Astronics Corp.	287,643	0.0
17,479	@	Atlas Air Worldwide Holdings, Inc.	764,881	0.1
16,120		AZZ, Inc.	621,587	0.1
33,000		Barnes Group, Inc.	989,670	0.1
6,797		Barrett Business Services, Inc.	354,871	0.0
27,280	@	Beacon Roofing Supply, Inc.	1,033,366	0.1
30,155		Belden CDT, Inc.	1,505,639	0.2
32,450	@	Blount International, Inc.	383,559	0.0
37,186		Brady Corp.	1,142,726	0.1
27,270		Briggs & Stratton Corp.	539,946	0.1
32,200		Brink’s Co.	821,422	0.1
54,302	@	Builders FirstSource, Inc.	324,726	0.0
11,800	@	CAI International, Inc.	278,126	0.0
320,713	@	Capstone Turbine Corp.	375,234	0.0
33,580	@	CBIZ, Inc.	225,322	0.0
13,670		Celadon Group, Inc.	249,477	0.0
18,619	@	Chart Industries, Inc.	1,751,862	0.2
11,530		CIRCOR International, Inc.	586,416	0.1
32,753		Clarcor, Inc.	1,710,034	0.2
18,040	@	Columbus McKinnon Corp.	384,613	0.0
27,280		Comfort Systems USA, Inc.	407,018	0.1
8,763	@	Consolidated Graphics, Inc.	411,949	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
21,580		Corporate Executive Board Co.	$1,364,288	0.2
15,915	@	CoStar Group, Inc.	2,054,149	0.2
9,520		Cubic Corp.	457,912	0.1
29,009		Curtiss-Wright Corp.	1,075,074	0.1
32,750		Deluxe Corp.	1,134,787	0.1
40,930	@	DigitalGlobe, Inc.	1,269,239	0.1
27,020		Douglas Dynamics, Inc.	350,720	0.0
5,069	@	DXP Enterprises, Inc.	337,595	0.0
19,803	@	Dycom Industries, Inc.	458,241	0.1
14,560		Dynamic Materials Corp.	240,386	0.0
11,600	@	Echo Global Logistics, Inc.	226,084	0.0
44,110		EMCOR Group, Inc.	1,793,071	0.2
13,610		Encore Wire Corp.	464,101	0.1
26,784	@	Enernoc, Inc.	355,156	0.0
30,763		EnerSys	1,508,618	0.2
12,271	@	Engility Holdings, Inc.	348,742	0.0
17,520		Ennis, Inc.	302,921	0.0
12,440	@	EnPro Industries, Inc.	631,454	0.1
15,700		ESCO Technologies, Inc.	508,366	0.1
18,480	@	Esterline Technologies Corp.	1,335,919	0.2
8,190		Exponent, Inc.	484,111	0.1
42,240	@	Federal Signal Corp.	369,600	0.0
58,871	@	Flow International Corp.	217,234	0.0
18,770		Forward Air Corp.	718,516	0.1
32,240		Franklin Electric Co., Inc.	1,084,876	0.1
21,822	@	FTI Consulting, Inc.	717,726	0.1
192,933	@	FuelCell Energy, Inc.	245,025	0.0
45,459	@	Furmanite Corp.	304,121	0.0
10,950		G&K Services, Inc.	521,220	0.1
44,321	@, L	Gencorp, Inc.	720,659	0.1
27,375		Generac Holdings, Inc.	1,013,149	0.1
20,250		General Cable Corp.	622,687	0.1
24,989	@	Gibraltar Industries, Inc.	363,840	0.0
19,500		Global Power Equipment Group, Inc.	314,340	0.0
11,412		Gorman-Rupp Co.	363,358	0.0
70,557	@	GrafTech International Ltd.	513,655	0.1
12,020		Graham Corp.	360,961	0.0
18,976		Granite Construction, Inc.	564,726	0.1
41,440		Great Lakes Dredge & Dock Corp.	324,061	0.0
14,870	@	Greenbrier Cos., Inc.	362,382	0.0
21,230		Griffon Corp.	238,837	0.0
22,360		H&E Equipment Services, Inc.	471,125	0.1
40,560	@	Hawaiian Holdings, Inc.	247,822	0.0
35,233		Healthcare Services Group	863,913	0.1
36,890		Heartland Express, Inc.	511,664	0.1
32,807		Heico Corp.	1,652,489	0.2
14,690		Heidrick & Struggles International, Inc.	245,617	0.0
43,959		Herman Miller, Inc.	1,189,970	0.1
32,007		HNI, Corp.	1,154,492	0.1
21,776		Houston Wire & Cable Co.	301,380	0.0
28,949	@	HUB Group, Inc.	1,054,323	0.1
14,550	@	Huron Consulting Group, Inc.	672,792	0.1
3,750	@, X	Hyster-Yale Materials Handling, Inc.	235,462	0.0
4,211		Hyster-Yale Materials Handling, Inc.	264,409	0.0
13,357	@	ICF International, Inc.	420,879	0.1
33,420	@	II-VI, Inc.	543,409	0.1
32,624	@	Innerworkings, Inc.	353,970	0.0
13,880		Insperity, Inc.	420,564	0.1
21,908		Insteel Industries, Inc.	383,828	0.0
33,570		Interface, Inc.	569,683	0.1
154,312	@, L	JetBlue Airways Corp.	972,166	0.1
17,870		John Bean Technologies Corp.	375,449	0.0
8,640		Kadant, Inc.	260,669	0.0
15,500		Kaman Corp.	535,680	0.1
22,700		Kaydon Corp.	625,385	0.1
15,330		Kelly Services, Inc.	267,815	0.0
29,295	@, L	Keyw Holding Corp.	388,159	0.0
24,730		Kforce, Inc.	361,058	0.0
22,680		Kimball International, Inc.	220,223	0.0
32,001		Knight Transportation, Inc.	538,257	0.1
31,040		Knoll, Inc.	441,078	0.1
27,230	@	Korn/Ferry International	510,290	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	291,606	0.0
11,120	@	Layne Christensen Co.	216,951	0.0
9,169		LB Foster Co.	395,826	0.1
10,187		Lindsay Manufacturing Co.	763,821	0.1
9,100	@	LMI Aerospace, Inc.	170,534	0.0
14,100		Marten Transport Ltd.	220,947	0.0
36,190	@	Mastec, Inc.	1,190,651	0.1
21,153		Matson, Inc.	528,825	0.1
15,580		McGrath Rentcorp	532,213	0.1
76,741	@	Meritor, Inc.	541,024	0.1
12,252	@	Middleby Corp.	2,083,943	0.2
12,750		Miller Industries, Inc.	196,095	0.0
15,920		Mine Safety Appliances Co.	741,076	0.1
23,730	@	Mobile Mini, Inc.	786,649	0.1
29,954	@	Moog, Inc.	1,543,530	0.2
18,220		Mueller Industries, Inc.	918,835	0.1
105,540		Mueller Water Products, Inc.	729,281	0.1
10,100		Multi-Color Corp.	306,434	0.0
16,990	@	MYR Group, Inc./Delaware	330,455	0.0
3,760		National Presto Industries, Inc.	270,833	0.0
32,770	@	Navigant Consulting, Inc.	393,240	0.1
6,000	@	Nortek, Inc.	386,580	0.1
11,473	@	Northwest Pipe Co.	320,097	0.0
95,889	@	Odyssey Marine Exploration, Inc.	283,831	0.0
27,880	@	On Assignment, Inc.	744,954	0.1
40,420	@	Orbital Sciences Corp.	702,095	0.1
30,527	@	Orion Marine Group, Inc.	368,916	0.0
33,800	@	Pacer International, Inc.	213,278	0.0
23,691	@	PGT, Inc.	205,401	0.0
26,472	@	Polypore International, Inc.	1,066,822	0.1
7,301	@	Powell Industries, Inc.	377,097	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
17,527	@	PowerSecure International, Inc.	$263,431	0.0
18,117		Primoris Services Corp.	357,267	0.0
9,572	@, L	Proto Labs, Inc.	621,893	0.1
20,157	L	Quad/Graphics, Inc.	485,784	0.1
25,552	@	Quality Distribution, Inc.	225,880	0.0
22,771		Quanex Building Products Corp.	383,464	0.0
20,465		Raven Industries, Inc.	613,541	0.1
13,000	@	RBC Bearings, Inc.	675,350	0.1
31,416	@	Republic Airways Holdings, Inc.	355,943	0.0
29,940		Resources Connection, Inc.	347,304	0.0
17,735	@	Rexnord Corp.	298,835	0.0
15,000	@	Roadrunner Transportation Systems, Inc.	417,600	0.1
20,600	@	RPX Corp.	346,080	0.0
20,400	@	Rush Enterprises, Inc.—Class A	504,900	0.1
12,092	@	Saia, Inc.	362,397	0.0
13,140		Schawk, Inc.	172,528	0.0
24,810		Simpson Manufacturing Co., Inc.	729,910	0.1
40,967		Skywest, Inc.	554,693	0.1
30,352	@	Spirit Airlines, Inc.	964,283	0.1
11,040	@	Standard Parking Corp.	236,918	0.0
8,050		Standex International Corp.	424,638	0.1
37,977		Steelcase, Inc.	553,705	0.1
11,967		Sun Hydraulics Corp.	374,328	0.0
43,126	@	Swift Transporation Co.	713,304	0.1
15,174		TAL International Group, Inc.	661,131	0.1
52,975	@	Taser International, Inc.	451,347	0.1
12,204	@	Team, Inc.	461,921	0.1
19,441	@	Tecumseh Products Co.	212,490	0.0
24,807	@	Teledyne Technologies, Inc.	1,918,821	0.2
11,980		Tennant Co.	578,275	0.1
44,350	@	Tetra Tech, Inc.	1,042,669	0.1
9,409	@	Textainer Group Holdings Ltd.	361,682	0.0
17,256	@	Thermon Group Holdings, Inc.	352,022	0.0
29,635		Titan International, Inc.	499,942	0.1
14,540	@, L	Titan Machinery, Inc.	285,420	0.0
9,233	@	Trex Co., Inc.	438,475	0.1
19,446	@	Trimas Corp.	724,947	0.1
27,520	@	TrueBlue, Inc.	579,296	0.1
26,380	@	Tutor Perini Corp.	477,214	0.1
10,114	L	Twin Disc, Inc.	239,702	0.0
9,290		Unifirst Corp.	847,713	0.1
29,780		United Stationers, Inc.	999,119	0.1
11,469		Universal Forest Products, Inc.	457,842	0.1
96,894	@, L	US Airways Group, Inc.	1,590,999	0.2
14,110		US Ecology, Inc.	387,178	0.0
43,100	@	USG Corp.	993,455	0.1
42,645	@	UTI Worldwide, Inc.	702,363	0.1
17,360		Viad Corp.	425,667	0.1
5,015		VSE Corp.	205,966	0.0
43,200	@	Wabash National Corp.	439,776	0.1
14,652	@	WageWorks, Inc.	504,761	0.1
17,737		Watsco, Inc.	1,489,199	0.2
18,770		Watts Water Technologies, Inc.	851,032	0.1
23,410		Werner Enterprises, Inc.	565,820	0.1
20,633	@	Wesco Aircraft Holdings, Inc.	383,155	0.0
43,671		Woodward Governor Co.	1,746,840	0.2
15,800	@, L	XPO Logistics, Inc.	285,822	0.0
8,250	@	YRC Worldwide, Inc.	237,088	0.0
			125,457,635	14.2

		Information Technology: 16.7%
22,600	@	ACI Worldwide, Inc.	1,050,448	0.1
46,746	@	Active Network, Inc.	353,867	0.0
44,230	@	Actuate Corp.	293,687	0.0
44,800	@	Acxiom Corp.	1,016,064	0.1
40,839	L	Adtran, Inc.	1,005,048	0.1
21,387	@	Advanced Energy Industries, Inc.	372,348	0.0
23,323	@	Advent Software, Inc.	817,704	0.1
17,157	@	Agilysys, Inc.	193,703	0.0
10,146	@	Ambarella Inc	170,685	0.0
25,970		American Software, Inc.	225,679	0.0
12,640	@	Anaren, Inc.	289,962	0.0
28,307	@, L	Angie’s List, Inc.	751,551	0.1
17,987	@	Anixter International, Inc.	1,363,594	0.2
54,085	@	Applied Micro Circuits Corp.	475,948	0.1
77,619	@	ARRIS Group, Inc.	1,113,833	0.1
63,851	@	Aruba Networks, Inc.	980,751	0.1
55,900	@	Aspen Technology, Inc.	1,609,361	0.2
21,320	@	ATMI, Inc.	504,218	0.1
18,190	@, L	AVG Technologies	353,796	0.0
9,820		Badger Meter, Inc.	437,481	0.1
33,132	@	Bankrate, Inc.	475,776	0.1
33,605	@	Bazaarvoice, Inc.	316,559	0.0
35,200	@	Benchmark Electronics, Inc.	707,520	0.1
10,080		Black Box Corp.	255,226	0.0
28,960		Blackbaud, Inc.	943,227	0.1
11,410	@	Blackhawk Network Holdings, Inc.	264,712	0.0
23,434	@	Blucora, Inc.	434,466	0.1
20,464	@	Bottomline Technologies, Inc.	517,535	0.1
27,477	@	Brightcove, Inc.	240,699	0.0
18,000	@	BroadSoft, Inc.	496,800	0.1
38,480		Brooks Automation, Inc.	374,410	0.0
16,060	@	Cabot Microelectronics Corp.	530,141	0.1
16,358	@, L	CACI International, Inc.	1,038,569	0.1
22,980	@	CalAmp Corp.	335,508	0.0
26,837	@	Calix, Inc.	271,054	0.0
45,663	@	Callidus Software, Inc.	300,919	0.0
27,650	@	Cardtronics, Inc.	763,140	0.1
8,629		Cass Information Systems, Inc.	397,797	0.1
33,461	@	Cavium, Inc.	1,183,516	0.1
16,930	@	Ceva, Inc.	327,765	0.0
30,090	@	Checkpoint Systems, Inc.	426,977	0.1
81,311	@	Ciber, Inc.	271,579	0.0
56,606	@	Ciena Corp.	1,099,289	0.1
36,570	@, L	Cirrus Logic, Inc.	634,855	0.1
24,240		Cognex Corp.	1,096,133	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
15,720		Coherent, Inc.	$865,700	0.1
15,820		Cohu, Inc.	197,750	0.0
28,340	@	Commvault Systems, Inc.	2,150,723	0.2
21,602	@	comScore, Inc.	526,873	0.1
17,100		Comtech Telecommunications	459,819	0.1
16,137	@	Comverse, Inc.	480,237	0.1
22,243	@, L	Constant Contact, Inc.	357,445	0.0
58,300		Convergys Corp.	1,016,169	0.1
21,411	@	Cornerstone OnDemand, Inc.	926,882	0.1
24,000	@	Cray, Inc.	471,360	0.1
17,497	@	CSG Systems International	379,685	0.0
22,100		CTS Corp.	301,444	0.0
62,401		Cypress Semiconductor Corp.	669,563	0.1
31,010		Daktronics, Inc.	318,163	0.0
27,040	@	DealerTrack Holdings, Inc.	958,027	0.1
9,722	@	Demandware, Inc.	412,310	0.1
19,200	@	Dice Holdings, Inc.	176,832	0.0
28,965	@	Digital River, Inc.	543,673	0.1
23,410	@	Diodes, Inc.	607,958	0.1
24,041	@	DSP Group, Inc.	199,781	0.0
16,892	@	DTS, Inc.	347,637	0.0
13,022	@	E2open, Inc.	227,885	0.0
78,982		Earthlink, Inc.	490,478	0.1
17,250	L	Ebix, Inc.	159,735	0.0
15,380		Electro Rent Corp.	258,230	0.0
23,840		Electro Scientific Industries, Inc.	256,518	0.0
31,020	@	Electronics for Imaging	877,556	0.1
21,020	@	Ellie Mae, Inc.	485,142	0.1
54,790	@	Emulex Corp.	357,231	0.0
89,600	@	Entegris, Inc.	841,344	0.1
70,910	@	Entropic Communications, Inc.	302,786	0.0
11,839	@	EPAM Systems, Inc.	321,649	0.0
23,250		EPIQ Systems, Inc.	313,177	0.0
4,576		ePlus, Inc.	274,057	0.0
34,370	@	Euronet Worldwide, Inc.	1,095,028	0.1
13,365	@	EVERTEC, Inc.	293,629	0.0
23,492	@	ExactTarget, Inc.	792,150	0.1
19,590	@	Exar Corp.	210,984	0.0
17,866	@	ExlService Holdings, Inc.	528,119	0.1
63,530	@	Extreme Networks	219,178	0.0
20,600	@	Fabrinet	288,400	0.0
24,341		Fair Isaac Corp.	1,115,548	0.1
13,730	@	Faro Technologies, Inc.	464,349	0.1
22,650		FEI Co.	1,653,223	0.2
59,000	@	Finisar Corp.	1,000,050	0.1
8,694	@	FleetMatics Group PLC	288,780	0.0
55,821	@	Formfactor, Inc.	376,792	0.0
9,870		Forrester Research, Inc.	362,130	0.0
45,352	@	Fusion-io, Inc.	645,812	0.1
52,204	@	Global Cash Access, Inc.	326,797	0.0
20,350	@	Globecomm Systems, Inc.	257,224	0.0
29,400	@	GSI Group, Inc.	236,376	0.0
90,320	@, L	GT Advanced Technologies, Inc.	374,828	0.0
23,248	@	Guidewire Software, Inc.	977,578	0.1
58,970	@	Harmonic, Inc.	374,459	0.0
21,660		Heartland Payment Systems, Inc.	806,835	0.1
31,549	@, L	Higher One Holdings, Inc.	367,230	0.0
17,309	@	Hittite Microwave Corp.	1,003,922	0.1
17,630	@	iGate Corp.	289,485	0.0
27,334	@	Immersion Corp.	362,176	0.0
11,638	@	Imperva, Inc.	524,176	0.1
65,091	@	Infinera Corp.	694,521	0.1
29,970	@	Infoblox, Inc.	876,922	0.1
23,200	@	Inphi Corp.	255,200	0.0
30,310	@	Insight Enterprises, Inc.	537,699	0.1
99,087	@	Integrated Device Technology, Inc.	786,751	0.1
22,400	@	Integrated Silicon Solution, Inc.	245,504	0.0
9,400	@	Interactive Intelligence Group	485,040	0.1
26,665	X	InterDigital, Inc.	988,205	0.1
19,800	@	Intermec, Inc.	194,634	0.0
45,570	@	Internap Network Services Corp.	376,864	0.0
32,900	@	International Rectifier Corp.	688,926	0.1
60,719		Intersil Corp.	474,823	0.1
30,900	@	IntraLinks Holdings, Inc.	224,334	0.0
32,263	@	InvenSense, Inc.	496,205	0.1
18,031	@	Itron, Inc.	765,055	0.1
31,928	@	Ixia	587,475	0.1
15,870		IXYS Corp.	175,522	0.0
30,072		j2 Global, Inc.	1,278,361	0.2
22,798	@	Jive Software, Inc.	414,240	0.1
18,258		Keynote Systems, Inc.	360,778	0.0
80,310	@	Kopin Corp.	297,950	0.0
87,230	@	Lattice Semiconductor Corp.	442,256	0.1
70,787	@	Lionbridge Technologies	205,282	0.0
14,058	@, L	Liquidity Services, Inc.	487,391	0.1
11,380		Littelfuse, Inc.	849,062	0.1
39,896	@	LivePerson, Inc.	357,269	0.0
14,883	@	LogMeIn, Inc.	364,038	0.0
6,340		Loral Space & Communications, Inc.	380,273	0.0
39,700	@	LTX-Credence Corp.	237,803	0.0
14,838	@	Manhattan Associates, Inc.	1,144,900	0.1
17,310		Mantech International Corp.	452,137	0.1
23,355		MAXIMUS, Inc.	1,739,480	0.2
10,740	@	Measurement Specialties, Inc.	499,732	0.1
63,123		Mentor Graphics Corp.	1,234,055	0.1
38,297	@	Mercury Computer Systems, Inc.	353,098	0.0
23,321		Methode Electronics, Inc.	396,690	0.1
35,340		Micrel, Inc.	349,159	0.0
58,050	@	Microsemi Corp.	1,320,638	0.2
6,570	@	MicroStrategy, Inc.	571,327	0.1
23,986	@	Millennial Media, Inc.	208,918	0.0
36,040		MKS Instruments, Inc.	956,502	0.1
12,316	@	MoneyGram International, Inc.	278,957	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
21,310		Monolithic Power Systems, Inc.	$513,784	0.1
23,270		Monotype Imaging Holdings, Inc.	591,291	0.1
78,491	@	Monster Worldwide, Inc.	385,391	0.0
30,917	@	Move, Inc.	396,356	0.1
11,100		MTS Systems Corp.	628,260	0.1
23,220	@	Netgear, Inc.	709,139	0.1
21,540	@	Netscout Systems, Inc.	502,744	0.1
25,170	@	Newport Corp.	350,618	0.0
38,160		NIC, Inc.	630,785	0.1
17,002	@	Numerex Corp.	189,742	0.0
4,200	@	NVE Corp.	196,644	0.0
35,603	@	Omnivision Technologies, Inc.	663,996	0.1
12,212	@, L	OpenTable, Inc.	780,957	0.1
14,530	@	Oplink Communications, Inc.	252,386	0.0
10,222	@	OSI Systems, Inc.	658,501	0.1
11,510		Park Electrochemical Corp.	276,355	0.0
61,826	@	Parkervision, Inc.	281,308	0.0
24,992	@	PDF Solutions, Inc.	460,603	0.1
12,800		Pegasystems, Inc.	423,936	0.1
22,216	@	Peregrine Semiconductor Corp.	242,377	0.0
28,927	@	Perficient, Inc.	385,886	0.0
26,790	@	Pericom Semiconductor Corp.	190,745	0.0
48,640	@	Photronics, Inc.	392,038	0.1
29,169		Plantronics, Inc.	1,281,102	0.2
27,933	@	Plexus Corp.	834,917	0.1
34,600	@	PLX Technology, Inc.	164,696	0.0
76,005	@	PMC—Sierra, Inc.	482,632	0.1
14,810		Power Integrations, Inc.	600,694	0.1
48,020	@	Power-One, Inc.	303,486	0.0
16,400	@	Procera Networks, Inc.	225,172	0.0
42,800	@	Progress Software Corp.	984,828	0.1
13,788	@	Proofpoint, Inc.	334,083	0.0
13,911	@	PROS Holdings, Inc.	416,634	0.1
73,271	@	PTC, Inc.	1,797,338	0.2
54,200	@	QLIK Technologies, Inc.	1,532,234	0.2
46,200	@	QLogic Corp.	441,672	0.1
190,303	@	Quantum Corp.	260,715	0.0
38,110	@	QuinStreet, Inc.	328,889	0.0
73,900	@	Rambus, Inc.	634,801	0.1
26,700	@, L	RealD, Inc.	371,130	0.0
26,301	@	RealPage, Inc.	482,360	0.1
26,900	@	Responsys, Inc.	384,939	0.0
183,536	@	RF Micro Devices, Inc.	981,918	0.1
14,782		Richardson Electronics Ltd./United States	173,541	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	428,220	0.1
11,090	@	Rogers Corp.	524,779	0.1
25,692	@, L	Ruckus Wireless, Inc.	329,115	0.0
17,030	@	Rudolph Technologies, Inc.	190,736	0.0
57,538	@	Sanmina Corp.	825,670	0.1
61,300	@	Sapient Corp.	800,578	0.1
15,730	@	Scansource, Inc.	503,360	0.1
17,764	@	SciQuest, Inc.	444,988	0.1
21,000	@	Seachange Intl., Inc.	245,910	0.0
41,840	@	Semtech Corp.	1,465,655	0.2
40,271	@	ServiceSource International, Inc.	375,326	0.0
71,559	@	ShoreTel, Inc.	288,383	0.0
37,238	@	Sigma Designs, Inc.	188,052	0.0
30,903	@	Silicon Graphics International Corp.	413,482	0.1
52,550	@	Silicon Image, Inc.	307,418	0.0
136,789	@	Sonus Networks, Inc.	411,735	0.1
18,470	@	Sourcefire, Inc.	1,026,009	0.1
27,325	@	Spansion, Inc.	342,109	0.0
8,755	@	SPS Commerce, Inc.	481,525	0.1
28,602	@	SS&C Technologies Holdings, Inc.	941,006	0.1
10,598	@	Stamps.com, Inc.	417,455	0.1
36,910	@	STEC, Inc.	248,035	0.0
141,500	@	SunEdison, Inc.	1,156,055	0.1
25,100	@, L	SunPower Corp.	519,570	0.1
9,520		Supertex, Inc.	227,623	0.0
61,104	@	support.com, Inc.	279,245	0.0
24,526	@	SYKES Enterprises, Inc.	386,530	0.1
38,400	@	Symmetricom, Inc.	172,416	0.0
22,325	@	Synaptics, Inc.	860,852	0.1
16,370	@	Synchronoss Technologies, Inc.	505,342	0.1
11,450	@	SYNNEX Corp.	484,106	0.1
8,750		Syntel, Inc.	550,113	0.1
42,501	@	Take-Two Interactive Software, Inc.	636,240	0.1
21,033	@	Tangoe, Inc.	324,539	0.0
19,640	@	TeleTech Holdings, Inc.	460,165	0.1
234,391		Tellabs, Inc.	464,094	0.1
29,960		Tessera Technologies, Inc.	623,168	0.1
77,920	@	Tivo, Inc.	861,016	0.1
96,480	@	Triquint Semiconductor, Inc.	668,606	0.1
13,927	@, L	Trulia, Inc.	432,990	0.1
46,680	@	TTM Technologies, Inc.	392,112	0.1
20,940	@	Tyler Technologies, Inc.	1,435,437	0.2
17,470	@	Ultimate Software Group, Inc.	2,049,056	0.2
17,710	@	Ultratech, Inc.	650,311	0.1
26,814	@	Unisys Corp.	591,785	0.1
69,233		United Online, Inc.	524,786	0.1
25,324	@, L	Universal Display Corp.	711,858	0.1
111,749	@	Unwired Planet Inc.	217,821	0.0
48,388	@	Valueclick, Inc.	1,194,216	0.1
26,093	@	Veeco Instruments, Inc.	924,214	0.1
29,517	@	Verint Systems, Inc.	1,046,968	0.1
24,510	@	Viasat, Inc.	1,751,485	0.2
26,200	@, L	VirnetX Holding Corp.	523,738	0.1
18,400	@	Virtusa Corp.	407,744	0.1
15,028	@	Vishay Precision Group, Inc.	227,524	0.0
17,727	@, L	VistaPrint NV	875,182	0.1
16,310	@	Vocus, Inc.	171,581	0.0
14,820	@	Volterra Semiconductor Corp.	209,258	0.0
66,385	@	Vringo, Inc.	210,354	0.0
24,100	@	Web.com Group, Inc.	616,960	0.1
25,650	@	WebMD Health Corp.	753,341	0.1
25,050	@	WEX, Inc.	1,921,335	0.2
32,555	@	XO Group, Inc.	364,616	0.0
16,900	@	Yelp, Inc.	587,613	0.1
11,891	@	Zillow, Inc.	669,463	0.1
75,225	@	Zix Corp.	318,202	0.0

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
13,500	@	Zygo Corp.	$213,435	0.0
			147,381,187	16.7

		Materials: 4.8%
20,514		A Schulman, Inc.	550,185	0.1
8,797	@, L	ADA-ES, Inc.	370,530	0.0
5,303	@	AEP Industries, Inc.	394,490	0.0
95,400	@, L	AK Steel Holding Corp.	290,016	0.0
81,054	@	Allied Nevada Gold Corp.	525,230	0.1
17,260		Amcol International Corp.	546,969	0.1
18,280		American Vanguard Corp.	428,300	0.0
43,086		Axiall Corp.	1,834,602	0.2
15,215		Balchem Corp.	680,871	0.1
20,347	@	Berry Plastics Group, Inc.	449,058	0.1
70,870		Boise, Inc.	605,230	0.1
25,272		Buckeye Technologies, Inc.	936,075	0.1
38,480	@	Calgon Carbon Corp.	641,846	0.1
48,848	@	Century Aluminum Co.	453,309	0.1
54,691	@	Chemtura Corp.	1,110,227	0.1
17,516	@	Clearwater Paper Corp.	824,303	0.1
68,313	@	Coeur d’Alene Mines Corp.	908,563	0.1
52,649		Commercial Metals Co.	777,626	0.1
7,544		Deltic Timber Corp.	436,194	0.0
61,704	@	Ferro Corp.	428,843	0.0
36,793	@	Flotek Industries, Inc.	660,066	0.1
44,541		Globe Specialty Metals, Inc.	484,161	0.1
38,243	L	Gold Resource Corp.	333,097	0.0
94,780	@	Graphic Packaging Holding Co.	733,597	0.1
6,410		Hawkins, Inc.	252,490	0.0
8,240		Haynes International, Inc.	394,449	0.0
29,890		HB Fuller Co.	1,130,141	0.1
50,370	@	Headwaters, Inc.	445,271	0.1
220,047		Hecla Mining Co.	655,740	0.1
32,120	@	Horsehead Holding Corp.	411,457	0.0
12,450		Innophos Holdings, Inc.	587,267	0.1
11,400		Innospec, Inc.	458,052	0.1
25,137		Intrepid Potash, Inc.	478,860	0.1
9,244		Kaiser Aluminum Corp.	572,573	0.1
25,300		KapStone Paper and Packaging Corp.	1,016,554	0.1
12,030		Koppers Holdings, Inc.	459,305	0.1
21,400	@	Kraton Performance Polymers, Inc.	453,680	0.1
31,524	@	Landec Corp.	416,432	0.0
83,030	@	Louisiana-Pacific Corp.	1,228,014	0.1
11,370	@	LSB Industries, Inc.	345,762	0.0
14,370		Materion Corp.	389,283	0.0
26,460		Minerals Technologies, Inc.	1,093,856	0.1
76,982	@	Molycorp, Inc.	477,288	0.1
19,190		Myers Industries, Inc.	288,042	0.0
12,340		Neenah Paper, Inc.	392,042	0.0
56,400		Olin Corp.	1,349,088	0.2
19,800	@	OM Group, Inc.	612,216	0.1
43,420	@	Omnova Solutions, Inc.	347,794	0.0
21,710		PH Glatfelter Co.	544,921	0.1
65,669		PolyOne Corp.	1,627,278	0.2
6,735		Quaker Chemical Corp.	417,637	0.0
39,603	@	Resolute Forest Products	521,572	0.1
19,780	@	RTI International Metals, Inc.	548,104	0.1
18,008		Schnitzer Steel Industries, Inc.	421,027	0.0
23,039		Schweitzer-Mauduit International, Inc.	1,149,185	0.1
31,983		Sensient Technologies Corp.	1,294,352	0.1
9,180		Stepan Co.	510,500	0.1
65,985	@	Stillwater Mining Co	708,679	0.1
43,300	@	SunCoke Energy, Inc.	607,066	0.1
14,230	@, L	Texas Industries, Inc.	926,942	0.1
18,710		Tredegar Corp.	480,847	0.1
15,650	@	US Concrete Inc.	256,865	0.0
17,014		US Silica Holdings, Inc.	353,551	0.0
43,879		Walter Industries, Inc.	456,342	0.1
37,119		Wausau Paper Corp.	423,157	0.0
35,266		Worthington Industries	1,118,285	0.1
14,460		Zep, Inc.	228,902	0.0
19,170	@	Zoltek Cos., Inc.	247,485	0.0
			42,501,741	4.8

		Telecommunication Services: 0.8%
62,141	@	8x8, Inc.	512,042	0.1
5,350		Atlantic Tele-Network, Inc.	265,681	0.0
145,040	@	Cincinnati Bell, Inc.	443,822	0.1
30,600		Cogent Communications Group, Inc.	861,390	0.1
26,842		Consolidated Communications Holdings, Inc.	467,319	0.1
25,225	@, L	Fairpoint Communications, Inc.	210,629	0.0
30,820	@	General Communication, Inc.	241,321	0.0
42,970	@	inContact, Inc.	353,063	0.0
46,600	@	Iridium Communications, Inc.	361,616	0.1
40,289	@, L	Leap Wireless International, Inc.	271,145	0.0
18,775		Lumos Networks Corp.	321,052	0.0
16,372	@, L	magicJack VocalTec Ltd.	232,319	0.0
105,746	@	NII Holdings, Inc.	705,326	0.1
112,006	@	Pendrell Corp.	293,456	0.0
35,370	@	Premier Global Services, Inc.	426,916	0.1
14,926		Primus Telecommunications Group, Inc.	178,216	0.0
10,132	@	Reis, Inc.	187,262	0.0
24,801		Shenandoah Telecom Co.	413,681	0.1
20,630		USA Mobility, Inc.	279,949	0.0
110,403	@	Vonage Holdings Corp.	312,440	0.0
			7,338,645	0.8

		Utilities: 3.3%
20,480		Allete, Inc.	1,020,928	0.1
11,350		American States Water Co.	609,154	0.1
102,927		Atlantic Power Corp.	405,532	0.1

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
37,680		Avista Corp.	$1,018,114	0.1
30,650		Black Hills Corp.	1,494,187	0.2
25,280		California Water Service Group	493,213	0.1
3,880		Chesapeake Utilities Corp.	199,781	0.0
43,002		Cleco Corp.	1,996,583	0.2
53,132	@	Dynegy, Inc.	1,198,127	0.1
29,740		El Paso Electric Co.	1,050,119	0.1
26,590		Empire District Electric Co.	593,223	0.1
36,616		Idacorp, Inc.	1,748,780	0.2
16,400		Laclede Group, Inc.	748,824	0.1
14,460		MGE Energy, Inc.	791,830	0.1
30,170		New Jersey Resources Corp.	1,252,960	0.1
20,700		Northwest Natural Gas Co.	879,336	0.1
26,950		NorthWestern Corp.	1,075,305	0.1
20,700		Otter Tail Corp.	587,880	0.1
51,430		Piedmont Natural Gas Co.	1,735,248	0.2
55,170		PNM Resources, Inc.	1,224,222	0.1
53,593		Portland General Electric Co.	1,639,410	0.2
9,130		SJW Corp.	239,206	0.0
21,890		South Jersey Industries, Inc.	1,256,705	0.2
33,784		Southwest Gas Corp.	1,580,753	0.2
28,870		UIL Holdings Corp.	1,104,278	0.1
6,300		Unitil Corp.	181,944	0.0
21,930		UNS Energy Corp.	980,929	0.1
38,126		WGL Holdings, Inc.	1,647,806	0.2
			28,754,377	3.3

		Total Common Stock
		(Cost $608,350,085)	858,923,268	97.2

WARRANTS: 0.0%
		Energy: 0.0%
7,460	@, L	Magnum Hunter Resources Corp.	1,045	0.0

		Total Warrants
		(Cost $—)	1,045	0.0

		Total Long-Term Investments
		(Cost $608,350,085)	858,924,313	97.2

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 8.5%
		Securities Lending Collateralcc(1): 5.0%
10,644,679		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $10,644,784, collateralized by various U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $10,857,615, due 07/03/13-05/15/37)	10,644,679	1.2
2,240,951		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,240,979, collateralized by various U.S. Government Securities, 0.000%-2.125%, Market Value plus accrued interest $2,285,770, due 07/05/13-08/15/21)	2,240,951	0.2
10,644,679		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $10,644,810, collateralized by various U.S. Government Agency Obligations, 1.370%-7.900%, Market Value plus accrued interest $10,857,802, due 05/01/15-01/01/47)	10,644,679	1.2
10,644,679		Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $10,644,810, collateralized by various U.S. Government Agency Obligations, 2.189%-5.000%, Market Value plus accrued interest $10,857,573, due 06/01/18-04/01/43)	10,644,679	1.2
10,644,679		Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $10,644,819, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $10,857,573, due 12/04/13-08/27/32)	10,644,679	1.2
			44,819,667	5.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.5%
30,734,008		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $30,734,008)	30,734,008	3.5

		Total Short-Term Investments
		(Cost $75,553,675)	75,553,675	8.5

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $683,903,760)	$934,477,988	105.7
	Liabilities in Excess of Other Assets	(50,027,342)	(5.7)
	Net Assets	$884,450,646	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $685,558,067.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$283,381,900
Gross Unrealized Depreciation	(34,461,979)
Net Unrealized Appreciation	$248,919,921

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$122,450,995	$—	$—	$122,450,995
Consumer Staples	32,437,812	—	—	32,437,812
Energy	46,537,595	—	—	46,537,595
Financials	199,846,795	—	—	199,846,795
Health Care	106,203,506	—	12,980	106,216,486
Industrials	125,071,055	386,580	—	125,457,635
Information Technology	146,392,982	988,205	—	147,381,187
Materials	42,501,741	—	—	42,501,741
Telecommunication Services	7,338,645	—	—	7,338,645
Utilities	28,754,377	—	—	28,754,377
Total Common Stock	857,535,503	1,374,785	12,980	858,923,268
Warrants	—	1,045	—	1,045
Short-Term Investments	30,734,008	44,819,667	—	75,553,675
Total Investments, at fair value	$888,269,511	$46,195,497	$12,980	$934,477,988
Liabilities Table
Other Financial Instruments+
Futures	$(34,479)	$—	$—	$(34,479)
Total Liabilities	$(34,479)	$—	$—	$(34,479)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	278	09/20/13	$27,096,660	$(34,479)
			$27,096,660	$(34,479)

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 22.8%
		Consumer Discretionary: 2.0%
500,000		ADT Corp./The, 4.125%, 06/15/23	$471,618	0.0
300,000		Amazon.com, Inc., 0.650%, 11/27/15	299,193	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	290,346	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	272,722	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	457,237	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	701,391	0.0
500,000		Carnival Corp., 1.200%, 02/05/16	496,649	0.0
6,000,000		CBS Corp., 4.300%, 02/15/21	6,236,574	0.2
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	962,796	0.0
750,000		Comcast Corp., 4.250%, 01/15/33	720,613	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	959,755	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,364,636	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	407,062	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	282,645	0.0
626,000		COX Communications, Inc., 5.450%, 12/15/14	668,129	0.0
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	483,060	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,130,199	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/23	704,319	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,891,771	0.1
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,593,516	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,154,621	0.0
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	601,559	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	3,956,226	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	466,812	0.0
1,000,000		Lowe’s Cos, Inc., 1.625%, 04/15/17	1,000,322	0.0
500,000		Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	461,851	0.0
1,000,000		Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	1,003,849	0.0
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,019,354	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	488,757	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	474,181	0.0
325,000		McDonald’s Corp., 6.300%, 10/15/37	408,334	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,461,206	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	475,605	0.0
7,010,000		NBCUniversal Media, LLC, 3.650%, 04/30/15	7,368,134	0.2
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	469,149	0.0
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	294,195	0.0
3,550,000		News America, Inc., 6.150%, 03/01/37	3,865,464	0.1
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	742,181	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	397,664	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,532,950	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	486,768	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,448,616	0.1
300,000		O’Reilly Automotive, Inc., 3.800%, 09/01/22	296,088	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	463,411	0.0
837,000		Target Corp., 7.000%, 01/15/38	1,097,153	0.0
300,000		The Walt Disney Co., 0.450%, 12/01/15	298,758	0.0
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	736,236	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	779,070	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,594,893	0.2
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	3,819,830	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,186,003	0.1
500,000		TJX Cos, Inc., 2.500%, 05/15/23	464,100	0.0
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,613,099	0.1
1,000,000		Viacom, Inc., 3.250%, 03/15/23	943,183	0.0
300,000		Walt Disney Co., 1.100%, 12/01/17	291,058	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	277,546	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,167,323	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	944,800	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	975,128	0.0
800,000		Yum! Brands, Inc., 3.750%, 11/01/21	798,230	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
400,000	Yum! Brands, Inc., 6.250%, 03/15/18	$462,916	0.0
		81,180,854	2.0

	Consumer Staples: 1.5%
500,000	Altria Group, Inc., 2.950%, 05/02/23	463,806	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/42	257,287	0.0
3,595,000	Altria Group, Inc., 9.950%, 11/10/38	5,340,664	0.2
500,000	Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	500,067	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	492,421	0.0
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	217,767	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,039,021	0.1
400,000	Avon Products, Inc., 4.600%, 03/15/20	404,744	0.0
1,300,000	Avon Products, Inc., 5.000%, 03/15/23	1,293,910	0.1
500,000	Bunge Ltd. Finance Corp., 3.200%, 06/15/17	511,832	0.0
500,000	Campbell Soup Co., 3.800%, 08/02/42	418,267	0.0
750,000	Clorox Co., 3.050%, 09/15/22	710,528	0.0
3,000,000	Coca-Cola Co., 3.150%, 11/15/20	3,077,313	0.1
1,000,000	ConAgra Foods, Inc., 2.100%, 03/15/18	991,301	0.0
750,000	ConAgra Foods, Inc., 3.200%, 01/25/23	718,227	0.0
300,000	Costco Wholesale Corp., 1.125%, 12/15/17	292,056	0.0
300,000	Costco Wholesale Corp., 1.700%, 12/15/19	289,161	0.0
750,000	CVS Caremark Corp., 2.750%, 12/01/22	701,728	0.0
5,000,000	CVS Caremark Corp., 3.250%, 05/18/15	5,205,250	0.1
750,000	Diageo Capital PLC, 1.125%, 04/29/18	721,112	0.0
750,000	Diageo Capital PLC, 2.625%, 04/29/23	698,762	0.0
500,000	Diageo Investment Corp., 2.875%, 05/11/22	483,386	0.0
750,000	Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	707,907	0.0
3,275,000	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,411,446	0.1
300,000	Estee Lauder Cos, Inc., 3.700%, 08/15/42	259,724	0.0
350,000	Flowers Foods, Inc., 4.375%, 04/01/22	342,864	0.0
500,000	General Mills, Inc., 0.875%, 01/29/16	497,348	0.0
750,000	General Mills, Inc., 4.150%, 02/15/43	699,701	0.0
872,000	Kellogg Co., 4.000%, 12/15/20	919,048	0.0
1,000,000	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,007,644	0.0
500,000	Kraft Foods, Inc., 5.375%, 02/10/20	561,381	0.0
1,149,000	Kraft Foods, Inc., 6.125%, 02/01/18	1,328,836	0.1
3,266,000	Kraft Foods, Inc., 6.125%, 08/23/18	3,837,641	0.1
2,129,000	Kroger Co., 7.500%, 04/01/31	2,586,790	0.1
300,000	Lorillard Tobacco Co., 2.300%, 08/21/17	296,421	0.0
5,600,000	Lorillard Tobacco Co., 8.125%, 06/23/19	6,867,711	0.2
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	482,585	0.0
1,500,000	PepsiCo, Inc., 4.000%, 03/05/42	1,360,728	0.1
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,467,395	0.1
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	596,804	0.0
500,000	Reynolds American, Inc., 1.050%, 10/30/15	500,075	0.0
250,000	Reynolds American, Inc., 3.250%, 11/01/22	232,722	0.0
500,000	Walgreen Co., 1.000%, 03/13/15	501,735	0.0
500,000	Walgreen Co., 1.800%, 09/15/17	494,074	0.0
3,130,000	Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,628,562	0.1
		61,417,752	1.5

	Energy: 2.8%
3,500,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	3,928,134	0.1
625,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	805,489	0.0
750,000	Apache Corp., 2.625%, 01/15/23	692,533	0.0
750,000	Apache Corp., 3.250%, 04/15/22	739,774	0.0
3,000,000	Apache Corp., 5.625%, 01/15/17	3,380,562	0.1
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	974,289	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/23	925,999	0.0
4,910,000	BP Capital Markets PLC, 3.200%, 03/11/16	5,161,716	0.1
500,000	Cenovus Energy, Inc., 4.450%, 09/15/42	450,541	0.0
300,000	Chevron Corp., 1.104%, 12/05/17	293,343	0.0
300,000	Chevron Corp., 2.355%, 12/05/22	282,546	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	478,625	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/39	2,527,206	0.1

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
400,000		Devon Energy Corp., 3.250%, 05/15/22	$387,942	0.0
3,750,000		Devon Energy Corp., 4.000%, 07/15/21	3,853,515	0.1
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	468,598	0.0
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	1,937,426	0.1
3,990,000		Ensco PLC, 3.250%, 03/15/16	4,171,365	0.1
4,805,000		Enterprise Products Operating, LLC, 3.200%, 02/01/16	5,046,350	0.1
300,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	267,631	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	1,827,403	0.1
500,000		FMC Technologies, Inc., 2.000%, 10/01/17	492,047	0.0
1,500,000		Hess Corp., 5.600%, 02/15/41	1,546,003	0.1
1,350,000		Hess Corp., 8.125%, 02/15/19	1,693,520	0.1
3,500,000		Husky Energy, Inc., 5.900%, 06/15/14	3,662,480	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	469,269	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,353,676	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	658,859	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,304,688	0.0
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	713,991	0.0
1,000,000		Marathon Oil Corp., 0.900%, 11/01/15	994,881	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	463,236	0.0
3,892,000		Marathon Petroleum Corp., 3.500%, 03/01/16	4,087,522	0.1
500,000		Murphy Oil Corp., 2.500%, 12/01/17	493,483	0.0
1,350,000		Murphy Oil Corp., 3.700%, 12/01/22	1,254,010	0.0
5,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	5,203,985	0.1
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,838,509	0.1
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,476,143	0.1
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	4,090,297	0.1
1,000,000		Petrobras Global Finance BV, 2.000%, 05/20/16	981,591	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	494,355	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	275,913	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	270,660	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	734,150	0.0
5,180,000		Shell International Finance BV, 3.100%, 06/28/15	5,430,733	0.1
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,416,430	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	465,157	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	449,669	0.0
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	393,440	0.0
3,460,000		TC Pipelines L.P., 4.650%, 06/15/21	3,536,317	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	468,195	0.0
500,000		Total Capital International SA, 0.750%, 01/25/16	496,286	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,819,743	0.1
3,965,000		Trans-Canada Pipelines, 7.625%, 01/15/39	5,396,004	0.1
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,789,943	0.1
2,785,000		Valero Energy Corp., 6.625%, 06/15/37	3,213,556	0.1
2,250,000		Weatherford International Ltd., 4.500%, 04/15/22	2,227,237	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,573,877	0.1
700,000		Williams Cos., Inc., 7.875%, 09/01/21	845,938	0.0
2,840,000		Williams Partners L.P., 3.800%, 02/15/15	2,961,890	0.1
			113,638,670	2.8

		Financials: 7.5%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	3,043,626	0.1
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	700,972	0.0
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,165,419	0.0
1,000,000		Aflac, Inc., 3.625%, 06/15/23	973,395	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
1,000,000		American International Group, Inc., 2.375%, 08/24/15	$1,016,173	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,600,923	0.1
1,000,000		American International Group, Inc., 5.850%, 01/16/18	1,126,298	0.0
2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,321,834	0.1
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,727,119	0.1
1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,458,553	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,614,693	0.2
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	489,682	0.0
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	501,005	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	916,956	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,334,049	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	673,570	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	898,683	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	455,615	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	463,166	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,559,206	0.1
1,000,000		Bank of America Corp., 1.500%, 10/09/15	998,145	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	969,306	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	3,785,932	0.1
2,000,000		Bank of America Corp., 3.625%, 03/17/16	2,090,272	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,047,938	0.0
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,789,951	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,111,624	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,482,788	0.4
1,000,000		Bank of Montreal, 1.400%, 09/11/17	977,198	0.0
300,000		Bank of New York Mellon Corp./The, 0.700%, 03/04/16	297,049	0.0
1,000,000		Bank of New York Mellon Corp./The, 1.350%, 03/06/18	971,295	0.0
500,000		Bank of New York Mellon Corp., 0.700%, 10/23/15	498,480	0.0
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	972,784	0.0
1,100,000		Bank of Nova Scotia, 0.750%, 10/09/15	1,095,707	0.0
500,000		Bank of Nova Scotia, 1.375%, 12/18/17	485,772	0.0
750,000		Barclays Bank PLC, 5.125%, 01/08/20	830,531	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	978,590	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,008,677	0.0
750,000		BBVA, 4.664%, 10/09/15	772,904	0.0
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	725,901	0.0
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	996,416	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	988,156	0.0
250,000		Berkshire Hathaway, Inc., 0.800%, 02/11/16	248,943	0.0
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	735,364	0.0
300,000		BlackRock, Inc., 1.375%, 06/01/15	304,105	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/19	567,642	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/23	460,282	0.0
2,475,000		BNP Paribas, 3.600%, 02/23/16	2,594,198	0.1
3,500,000		Boeing Capital Corp., 2.125%, 08/15/16	3,598,829	0.1
750,000		Boeing Capital Corp., 4.700%, 10/27/19	847,895	0.0
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	5,112,684	0.1
500,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/23	470,820	0.0
300,000		BRE Properties, Inc., 3.375%, 01/15/23	279,805	0.0
300,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	300,310	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	975,238	0.0
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	291,664	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/23	280,731	0.0
1,000,000		Chubb Corp., 6.000%, 05/11/37	1,203,905	0.0
600,000		Citigroup, Inc., 2.250%, 08/07/15	610,321	0.0
1,000,000		Citigroup, Inc., 3.375%, 03/01/23	957,981	0.0
2,000,000		Citigroup, Inc., 3.500%, 05/15/23	1,798,832	0.1

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
750,000		Citigroup, Inc., 4.050%, 07/30/22	$721,777	0.0
1,044,000		Citigroup, Inc., 6.125%, 08/25/36	1,026,176	0.0
6,455,000		Citigroup, Inc., 8.125%, 07/15/39	8,559,911	0.2
1,000,000		CME Group, Inc., 3.000%, 09/15/22	942,760	0.0
500,000		Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	499,471	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	478,783	0.0
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,050,814	0.0
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	6,181,978	0.2
2,000,000		Fifth Third Bancorp., 3.500%, 03/15/22	1,985,000	0.1
1,000,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	984,219	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,167,940	0.1
600,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	605,524	0.0
2,000,000		Ford Motor Credit Co., LLC, 2.750%, 05/15/15	2,028,674	0.1
1,000,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	1,045,404	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	738,126	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,418,938	0.1
1,000,000		General Electric Capital Corp., 1.625%, 07/02/15	1,012,064	0.0
1,000,000		General Electric Capital Corp., 3.150%, 09/07/22	946,224	0.0
1,500,000		General Electric Capital Corp., 5.875%, 01/14/38	1,658,299	0.1
3,540,000		General Electric Capital Corp., 5.900%, 05/13/14	3,707,754	0.1
9,150,000		General Electric Capital Corp., 6.750%, 03/15/32	11,011,028	0.3
1,196,000		Genworth Financial, Inc., 6.515%, 05/22/18	1,322,875	0.1
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	1,964,126	0.1
8,950,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,347,112	0.2
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	828,252	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,457,690	0.2
1,500,000		Goldman Sachs Group, Inc., 6.000%, 05/01/14	1,562,647	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,113,296	0.1
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,483,992	0.1
500,000		HCP, Inc., 2.625%, 02/01/20	468,790	0.0
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,581,672	0.1
500,000		Health Care REIT, Inc., 2.250%, 03/15/18	491,279	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	483,583	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	499,586	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	688,868	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	3,795,257	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	976,319	0.0
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,281,894	0.1
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,712,244	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	525,001	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	894,232	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,787,259	0.1
750,000		JPMorgan Chase & Co., 1.100%, 10/15/15	745,739	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,439,127	0.1
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,398,756	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,193,712	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	7,800,884	0.2
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	732,575	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,526,129	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,248,892	0.1
1,000,000		Markel Corp., 3.625%, 03/30/23	953,523	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	473,304	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	357,590	0.0
5,495,000		MetLife, Inc., 6.750%, 06/01/16	6,292,528	0.2
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,436,630	0.1
1,000,000		Morgan Stanley, 4.100%, 05/22/23	925,209	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	791,350	0.0
2,650,000		Morgan Stanley, 5.375%, 10/15/15	2,837,912	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	11,909,457	0.3

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
500,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	$507,001	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/22	276,130	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	995,291	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	454,153	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	923,868	0.0
500,000	+	PNC Financial Services Group, Inc., 2.854%, 11/09/22	456,743	0.0
500,000		PNC Funding Corp., 3.300%, 03/08/22	481,261	0.0
2,595,000		PNC Funding Corp., 3.625%, 02/08/15	2,707,999	0.1
500,000		PNC Funding Corp., 5.250%, 11/15/15	544,365	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	529,720	0.0
300,000		Principal Financial Group, Inc., 1.850%, 11/15/17	294,836	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	283,206	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	972,770	0.0
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	955,697	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	485,060	0.0
3,895,000		Prudential Financial, Inc., 3.875%, 01/14/15	4,058,995	0.1
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,360,359	0.1
750,000		Royal Bank of Canada, 1.500%, 01/16/18	733,303	0.0
750,000		Royal Bank of Canada, 0.800%, 10/30/15	749,252	0.0
500,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	512,874	0.0
500,000		Simon Property Group L.P., 2.750%, 02/01/23	459,659	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	982,502	0.0
3,595,000		Simon Property Group L.P., 5.250%, 12/01/16	4,019,001	0.1
500,000		SLM Corp., 3.875%, 09/10/15	506,212	0.0
500,000		SLM Corp., 5.500%, 01/25/23	478,217	0.0
2,000,000		SLM Corp., 6.000%, 01/25/17	2,100,000	0.1
1,000,000		SLM Corp., 8.450%, 06/15/18	1,115,000	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,407,072	0.1
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	460,731	0.0
1,000,000		SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,072,508	0.0
5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	5,521,721	0.2
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,214,971	0.1
1,464,000		UBS AG/Stamford CT, 4.875%, 08/04/20	1,618,269	0.1
350,000		US Bancorp, 1.650%, 05/15/17	349,137	0.0
750,000		US Bancorp, 2.950%, 07/15/22	696,689	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	972,220	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	473,170	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	557,714	0.0
4,000,000		Wachovia Bank NA, 6.600%, 01/15/38	4,908,640	0.1
1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	956,389	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,727,736	0.2
500,000		Westpac Banking Corp., 1.125%, 09/25/15	502,328	0.0
1,000,000		Westpac Banking Corp., 1.600%, 01/12/18	982,520	0.0
500,000		Westpac Banking Corp., 2.000%, 08/14/17	502,045	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,031,335	0.0
			307,554,726	7.5

		Health Care: 1.9%
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,675,960	0.1
500,000		Aetna, Inc., 2.750%, 11/15/22	461,150	0.0
300,000		Aetna, Inc., 4.500%, 05/15/42	279,146	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,206,808	0.0
2,400,000		Agilent Technologies, Inc., 6.500%, 11/01/17	2,770,464	0.1
500,000		Allergan, Inc./United States, 2.800%, 03/15/23	476,144	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,534,336	0.1
661,000		Amgen, Inc., 6.375%, 06/01/37	770,074	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/19	737,193	0.0
2,900,000		AstraZeneca PLC, 6.450%, 09/15/37	3,577,939	0.1
500,000		Baxter International, Inc., 0.950%, 06/01/16	497,933	0.0
239,000		Baxter International, Inc., 1.850%, 06/15/18	237,250	0.0
1,000,000		Baxter International, Inc., 3.200%, 06/15/23	982,333	0.0
500,000		Baxter International, Inc., 3.650%, 08/15/42	432,487	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
4,370,000	Becton Dickinson and Co., 3.125%, 11/08/21	$4,311,127	0.1
2,000,000	Biogen Idec, Inc., 6.875%, 03/01/18	2,380,116	0.1
1,500,000	Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,454,566	0.1
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	405,116	0.0
400,000	Cardinal Health, Inc., 1.900%, 06/15/17	394,050	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	467,282	0.0
500,000	Cardinal Health, Inc., 4.600%, 03/15/43	455,877	0.0
500,000	Celgene Corp., 1.900%, 08/15/17	496,736	0.0
2,945,000	Celgene Corp., 3.950%, 10/15/20	3,054,254	0.1
3,000,000	Cigna Corp., 4.000%, 02/15/22	3,083,700	0.1
2,500,000	Cigna Corp., 5.125%, 06/15/20	2,716,410	0.1
500,000	Coventry Health Care, Inc., 5.450%, 06/15/21	557,568	0.0
500,000	Covidien International Finance SA, 3.200%, 06/15/22	493,829	0.0
4,210,000	Express Scripts, Inc., 3.125%, 05/15/16	4,380,156	0.1
1,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	993,833	0.0
500,000	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	495,674	0.0
500,000	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	476,527	0.0
3,550,000	Humana, Inc., 3.150%, 12/01/22	3,299,139	0.1
1,070,000	Humana, Inc., 6.300%, 08/01/18	1,230,999	0.0
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	496,739	0.0
500,000	McKesson Corp., 0.950%, 12/04/15	498,887	0.0
500,000	McKesson Corp., 1.400%, 03/15/18	482,968	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	471,447	0.0
3,240,000	McKesson Corp., 3.250%, 03/01/16	3,418,252	0.1
400,000	Medtronic, Inc., 2.750%, 04/01/23	374,429	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	317,978	0.0
4,920,000	Pfizer, Inc., 6.200%, 03/15/19	5,937,623	0.2
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,555,801	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	472,163	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	465,709	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	967,750	0.0
500,000	Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	478,809	0.0
500,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	484,352	0.0
2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,596,158	0.1
1,000,000	UnitedHealth Group, Inc., 0.850%, 10/15/15	1,001,731	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	725,594	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	466,062	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	470,495	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	1,996,234	0.1
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,175,246	0.0
500,000	Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	487,759	0.0
500,000	Watson Pharmaceuticals, Inc., 3.250%, 10/01/22	466,793	0.0
500,000	Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	448,375	0.0
1,250,000	WellPoint, Inc., 1.250%, 09/10/15	1,252,596	0.1
250,000	WellPoint, Inc., 1.875%, 01/15/18	244,962	0.0
		79,541,088	1.9

	Industrials: 1.3%
500,000	3M Co., 2.000%, 06/26/22	467,266	0.0
1,000,000	Agilent Technologies, Inc., 3.875%, 07/15/23	967,148	0.0
500,000	Burlington Northern Santa Fe LLC, 3.000%, 03/15/23	477,159	0.0
500,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/43	468,297	0.0
4,000,000	Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,016,388	0.1
500,000	Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	459,827	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/22	929,739	0.0
300,000	Caterpillar, Inc., 1.500%, 06/26/17	297,174	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,434,685	0.1
2,094,341	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,450,379	0.1
1,000,000	CSX Corp., 4.100%, 03/15/44	872,909	0.0
1,000,000	CSX Corp., 4.400%, 03/01/43	906,971	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
1,580,000	Cummins, Inc., 7.125%, 03/01/28	$1,944,351	0.1
1,173,163	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,326,261	0.1
3,510,000	Dover Corp., 4.300%, 03/01/21	3,807,444	0.1
420,000	FedEx Corp., 3.875%, 08/01/42	360,314	0.0
300,000	Ford Motor Co., 4.750%, 01/15/43	265,657	0.0
500,000	General Dynamics Corp., 1.000%, 11/15/17	482,330	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/22	453,041	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/42	425,244	0.0
1,000,000	General Electric Co., 0.850%, 10/09/15	999,476	0.0
500,000	General Electric Co., 2.700%, 10/09/22	473,869	0.0
879,000	General Electric Co., 5.250%, 12/06/17	993,180	0.0
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,005,452	0.1
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	448,161	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/19	485,299	0.0
800,000	L-3 Communications Corp., 4.950%, 02/15/21	845,639	0.0
4,000,000	Lockheed Martin Corp., 3.350%, 09/15/21	3,985,468	0.1
2,043,000	Lockheed Martin Corp., 4.070%, 12/15/42	1,793,061	0.1
1,250,000	Mohawk Industries, Inc., 3.850%, 02/01/23	1,205,157	0.0
2,000,000	Norfolk Southern Corp., 3.950%, 10/01/42	1,732,802	0.1
3,800,000	Raytheon Co., 3.125%, 10/15/20	3,828,116	0.1
2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,198,466	0.1
250,000	Rio Tinto Finance USA PLC, 2.250%, 12/14/18	243,147	0.0
500,000	Roper Industries, Inc., 1.850%, 11/15/17	492,419	0.0
1,250,000	Roper Industries, Inc., 2.050%, 10/01/18	1,226,995	0.0
500,000	Ryder System, Inc., 2.500%, 03/01/17	502,112	0.0
350,000	Ryder System, Inc., 2.500%, 03/01/18	346,251	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/22	282,096	0.0
616,000	Tyco International Finance S.A., 3.375%, 10/15/15	640,786	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/23	473,092	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/43	476,798	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	391,650	0.0
500,000	United Technologies Corp., 1.800%, 06/01/17	502,147	0.0
750,000	United Technologies Corp., 3.100%, 06/01/22	741,878	0.0
500,000	United Technologies Corp., 4.500%, 06/01/42	495,593	0.0
406,000	United Technologies Corp., 6.125%, 07/15/38	497,137	0.0
2,790,000	Waste Management, Inc., 6.125%, 11/30/39	3,200,080	0.1
		55,318,911	1.3

	Information Technology: 1.2%
1,500,000	Apple Inc., 1.000%, 05/03/18	1,441,572	0.1
1,500,000	Apple, Inc., 0.450%, 05/03/16	1,484,709	0.1
1,000,000	Apple, Inc., 2.400%, 05/03/23	928,870	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/43	893,055	0.0
600,000	Autodesk, Inc., 1.950%, 12/15/17	585,785	0.0
400,000	Autodesk, Inc., 3.600%, 12/15/22	382,315	0.0
900,000	BMC Software, Inc., 4.250%, 02/15/22	900,565	0.0
500,000	BMC Software, Inc., 4.500%, 12/01/22	504,543	0.0
1,250,000	BMC Software, Inc., 7.250%, 06/01/18	1,275,861	0.1
3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,584,634	0.1
3,130,000	Cisco Systems, Inc., 5.500%, 01/15/40	3,567,014	0.1
750,000	Corning, Inc., 1.450%, 11/15/17	732,336	0.0
250,000	eBay, Inc., 1.350%, 07/15/17	245,872	0.0
250,000	eBay, Inc., 4.000%, 07/15/42	213,108	0.0
750,000	EMC Corp./MA, 1.875%, 06/01/18	741,954	0.0
750,000	EMC Corp./MA, 2.650%, 06/01/20	740,149	0.0
1,000,000	Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	979,179	0.0
4,220,000	Google, Inc., 2.125%, 05/19/16	4,363,505	0.1
750,000	Hewlett-Packard Co., 2.125%, 09/13/15	759,371	0.0
1,950,000	Hewlett-Packard Co., 2.600%, 09/15/17	1,948,729	0.1
2,000,000	Hewlett-Packard Co., 3.750%, 12/01/20	1,938,090	0.1
1,000,000	International Business Machines Corp., 1.625%, 05/15/20	937,184	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
500,000		International Business Machines Corp., 1.875%, 05/15/19	$492,836	0.0
7,040,000		International Business Machines Corp., 1.950%, 07/22/16	7,220,287	0.2
600,000		Intel Corp., 1.350%, 12/15/17	587,593	0.0
500,000		Juniper Networks, Inc., 5.950%, 03/15/41	515,492	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	725,898	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	926,816	0.0
300,000		NetApp, Inc., 2.000%, 12/15/17	292,406	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	971,893	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	461,750	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,680,054	0.1
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	719,014	0.0
4,220,000		Texas Instruments, Inc., 2.375%, 05/16/16	4,377,056	0.1
400,000		Xerox Corp., 2.950%, 03/15/17	403,546	0.0
465,000		Xerox Corp., 6.350%, 05/15/18	533,304	0.0
			49,056,345	1.2

		Materials: 1.5%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	941,424	0.0
1,000,000		Agrium, Inc., 3.500%, 06/01/23	963,310	0.0
1,000,000		Agrium, Inc., 6.750%, 01/15/19	1,181,708	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	728,617	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	463,651	0.0
800,000		Alcoa, Inc., 5.870%, 02/23/22	779,315	0.0
1,399,000		Alcoa, Inc., 6.150%, 08/15/20	1,434,425	0.1
750,000		Alcoa, Inc., 6.750%, 07/15/18	814,833	0.0
3,200,000		AngloGold Ashanti Ltd., 5.375%, 04/15/20	2,994,586	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,108,640	0.0
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,622,481	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	500,509	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	774,820	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	481,207	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,796,298	0.1
300,000		Cliffs Natural Resources, Inc., 3.950%, 01/15/18	286,818	0.0
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	4,190,779	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,050,778	0.0
500,000		Ecolab, Inc., 1.000%, 08/09/15	499,654	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	766,346	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,694,724	0.1
525,000	#	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	499,681	0.0
750,000	#	Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	693,807	0.0
500,000	#	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	442,873	0.0
1,000,000		International Paper Co., 7.950%, 06/15/18	1,225,279	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	921,288	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	864,412	0.0
1,000,000		Newmont Mining Corp., 3.500%, 03/15/22	856,827	0.0
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,209,286	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	916,914	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,168,876	0.1
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	497,271	0.0
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	480,904	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,437,749	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	584,074	0.0
6,000,000		Southern Copper Corp., 5.375%, 04/16/20	6,385,578	0.2
1,200,000		Teck Resources Ltd., 3.750%, 02/01/23	1,104,065	0.0
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	2,987,331	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,258,364	0.1
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,210,547	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	1,990,827	0.1
750,000		Vale SA, 5.625%, 09/11/42	658,661	0.0
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,455,654	0.1
			63,925,191	1.5

		Telecommunication Services: 1.4%
5,000,000		America Movil S.A.B de CV, 5.000%, 03/30/20	5,389,160	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	291,864	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
755,000	AT&T, Inc., 1.700%, 06/01/17	$748,034	0.0
300,000	AT&T, Inc., 2.625%, 12/01/22	274,996	0.0
8,000,000	AT&T, Inc., 2.950%, 05/15/16	8,364,504	0.2
5,150,000	AT&T, Inc., 6.500%, 09/01/37	5,867,364	0.2
1,500,000	British Telecommunications PLC, 1.625%, 06/28/16	1,507,440	0.0
5,595,000	Deutsche Telekom International Finance BV, 5.750%, 03/23/16	6,222,893	0.2
1,500,000	Qwest Corp., 6.750%, 12/01/21	1,671,751	0.0
2,220,000	Rogers Cable, Inc., 5.500%, 03/15/14	2,292,627	0.1
700,000	Telecom Italia Capital S.A., 6.999%, 06/04/18	772,741	0.0
1,350,000	Telecom Italia Capital S.A., 7.175%, 06/18/19	1,508,532	0.0
750,000	Telefonica Emisiones SAU, 3.192%, 04/27/18	726,990	0.0
2,655,000	Telefonica Emisiones SAU, 3.992%, 02/16/16	2,744,386	0.1
500,000	Verizon Communications, Inc., 1.100%, 11/01/17	484,145	0.0
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/41	2,867,184	0.1
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	6,203,888	0.2
2,940,000	Verizon Communications, Inc., 7.750%, 12/01/30	3,821,750	0.1
500,000	Vodafone Group PLC, 1.500%, 02/19/18	478,994	0.0
500,000	Vodafone Group PLC, 2.950%, 02/19/23	462,899	0.0
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	4,396,051	0.1
		57,098,193	1.4

	Utilities: 1.7%
300,000	Ameren Illinois Co., 2.700%, 09/01/22	285,617	0.0
1,000,000	Baltimore Gas & Electric Co., 3.350%, 07/01/23	974,167	0.0
1,650,000	Cameron International Corp., 3.600%, 04/30/22	1,646,147	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	452,341	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/22	290,573	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	294,686	0.0
400,000	Duke Energy Corp., 2.100%, 06/15/18	397,834	0.0
5,670,000	Duke Energy Corp., 3.950%, 09/15/14	5,877,737	0.2
1,000,000	Entergy Corp., 4.700%, 01/15/17	1,061,895	0.0
5,260,000	Exelon Generation Co., LLC, 5.200%, 10/01/19	5,789,619	0.2
750,000	Florida Power & Light Co., 3.800%, 12/15/42	675,537	0.0
2,000,000	Florida Power & Light Co., 4.050%, 06/01/42	1,869,008	0.1
500,000	NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	502,708	0.0
1,000,000	Georgia Power Co., 0.750%, 08/10/15	998,474	0.0
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	5,531,686	0.1
3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,288,964	0.1
2,000,000	Mississippi Power Co., 4.250%, 03/15/42	1,813,580	0.1
3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,140,437	0.1
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	774,841	0.0
1,000,000	Pacific Gas & Electric Co., 3.250%, 06/15/23	980,727	0.0
3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	4,015,034	0.1
1,000,000	Petrobras Global Finance BV, 3.000%, 01/15/19	930,998	0.0
1,000,000	Petrobras Global Finance BV, 4.375%, 05/20/23	926,808	0.0
725,000	Petrobras Global Finance BV, 5.625%, 05/20/43	633,486	0.0
500,000	PPL Capital Funding, Inc., 1.900%, 06/01/18	491,535	0.0
3,570,000	Progress Energy, Inc., 4.400%, 01/15/21	3,795,538	0.1
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,497,712	0.1
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/23	927,372	0.0
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/43	681,252	0.0
2,700,000	SCANA Corp., 4.750%, 05/15/21	2,861,455	0.1
3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,165,740	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/43	458,371	0.0
5,920,000	Southern Co., 2.375%, 09/15/15	6,100,140	0.2
500,000	Statoil ASA, 3.950%, 05/15/43	454,670	0.0
300,000	Union Electric Co., 3.900%, 09/15/42	274,772	0.0
500,000	Virginia Electric and Power Co., 1.200%, 01/15/18	484,951	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	1,853,250	0.1

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	$954,634	0.0
		72,154,296	1.7

	Total Corporate Bonds/Notes
	(Cost $924,266,552)	940,886,026	22.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,104,154	0.0
450,000	Banc of America Commercial Mortgage, Inc., 5.857%, 06/10/49	505,941	0.0
1,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,746,127	0.0
1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,487,583	0.0
1,996,686	Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	2,070,547	0.1
1,897,938	Bear Stearns Commercial Mortgage Securities, 5.200%, 01/12/41	1,925,298	0.0
2,440,000	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	2,679,601	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.885%, 12/10/49	2,268,925	0.1
1,150,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.392%, 07/15/44	1,237,240	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.392%, 07/15/44	2,097,502	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.392%, 07/15/44	2,136,056	0.1
1,228,846	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,401,522	0.0
750,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	736,956	0.0
1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,383,915	0.0
1,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,101,807	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,151,869	0.1
1,400,000	Credit Suisse Mortgage Capital Certificates, 5.954%, 09/15/39	1,567,265	0.0
1,170,000	CW Capital Cobalt Ltd., 5.985%, 05/15/46	1,316,820	0.0
605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	640,436	0.0
1,500,000	GE Capital Commercial Mortgage Corp., 5.471%, 11/10/45	1,625,207	0.0
1,750,000	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,877,973	0.0
2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,773,960	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,108,289	0.1
1,755,000	Greenwich Capital Commercial Funding Corp., 6.056%, 07/10/38	1,950,175	0.1
165,000	GS Mortgage Securities Corp. II, 5.560%, 11/10/39	183,281	0.0
3,500,000	GS Mortgage Securities Corp. II, 5.982%, 08/10/45	3,915,243	0.1
2,031,042	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, 01/12/38	2,051,719	0.1
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	1,212,443	0.0
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,276,944	0.0
2,295,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,552,710	0.1
862,275	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	930,137	0.0
193,762	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, 02/15/51	198,222	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.901%, 02/12/49	1,970,811	0.1
1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,872,383	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.093%, 08/12/49	$465,801	0.0
330,000	Morgan Stanley Bank of America Merrill Lynch Trust, 1.689%, 12/15/48	324,057	0.0
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,049,114	0.1
2,109,307	Morgan Stanley Capital I, Inc., 5.539%, 06/15/38	2,166,096	0.1
1,949,271	Morgan Stanley Capital I, 4.970%, 04/14/40	2,004,689	0.1
3,340,000	Morgan Stanley Capital I, 4.989%, 08/13/42	3,551,283	0.1
1,000,000	Morgan Stanley Capital I, 5.073%, 08/13/42	1,049,594	0.0
1,000,000	Morgan Stanley Capital I, 5.331%, 03/15/44	1,037,529	0.0
1,341,522	Morgan Stanley Capital I, 5.763%, 04/12/49	1,346,896	0.0
319,000	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	353,744	0.0
1,148,400	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,237,702	0.0
2,500,000	Wells Fargo Commercial Mortgage Trust, 1.844%, 10/15/45	2,485,132	0.1
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	324,071	0.0

	Total Collateralized Mortgage Obligations
	(Cost $68,817,012)	75,454,769	1.8

MUNICIPAL BONDS: 0.8%
	California: 0.1%
4,335,000	State of California, 7.550%, 04/01/39	5,801,834	0.1

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,230,336	0.1

	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	4,592,324	0.1

	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,424,586	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,328,439	0.1
		6,753,025	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,139,233	0.1

	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,315,905	0.1

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,321,239	0.1

	Total Municipal Bonds
	(Cost $31,585,425)	34,153,896	0.8

ASSET-BACKED SECURITIES: 0.4%
	Automobile Asset-Backed Securities: 0.2%
1,000,000	Ally Auto Receivables Trust, 0.740%, 04/15/16	1,001,062	0.0
1,171,000	Bank of America Auto Trust, 0.780%, 06/15/16	1,172,040	0.1
1,000,000	Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	983,113	0.0
1,000,000	Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	985,609	0.0
1,000,000	Hyundai Auto Receivables Trust, 0.950%, 12/15/16	1,004,933	0.1
1,000,000	Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	984,123	0.0
575,000	Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	575,946	0.0
		6,706,826	0.2

	Credit Card Asset-Backed Securities: 0.2%
1,125,000	Chase Issuance Trust, 1.300%, 02/18/20	1,106,820	0.0
1,490,000	Chase Issuance Trust, 5.230%, 04/15/19	1,692,513	0.1
1,948,000	Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,264,974	0.1
1,000,000	Discover Card Execution Note Trust, 5.650%, 03/16/20	1,158,055	0.0
		6,222,362	0.2

	Other Asset-Backed Securities: 0.0%
400,952	AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	400,779	0.0
500,000	AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	494,671	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
500,000		PSE&G Transition Funding, LLC, 6.890%, 12/15/17	$554,818	0.0
			1,450,268	0.0

		Total Asset-Backed Securities
		(Cost $14,568,032)	14,379,456	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.3%
		Federal Home Loan Mortgage Corporation: 7.1%##
10,425,000		0.500%, due 04/17/15	10,454,565	0.3
7,735,000		1.000%, due 03/08/17	7,702,343	0.2
21,246,000		1.000%, due 09/29/17	21,014,886	0.5
7,770,000		1.250%, due 08/01/19	7,419,775	0.2
8,405,000		2.500%, due 05/27/16	8,830,117	0.2
19,770,598		2.591%, due 02/01/42	20,268,772	0.5
4,193,368		3.500%, due 01/01/42	4,254,705	0.1
824,462		3.500%, due 01/01/42	836,521	0.0
37,400,000	W	3.500%, due 01/15/42	37,785,688	0.9
4,515,000		3.750%, due 03/27/19	4,969,525	0.1
4,313,026		4.000%, due 01/01/25	4,521,973	0.1
573,838		4.000%, due 08/01/40	597,257	0.0
7,200,000	W	4.000%, due 01/15/41	7,473,656	0.2
4,447,603		4.000%, due 04/01/41	4,639,077	0.1
3,058,110		4.000%, due 05/01/41	3,189,765	0.1
202,260		4.000%, due 08/01/41	210,968	0.0
600,759		4.000%, due 12/01/41	626,622	0.0
3,380,981		4.000%, due 01/01/42	3,537,972	0.1
7,597,874		4.000%, due 03/01/42	7,924,969	0.2
7,147,309		4.000%, due 03/01/42	7,479,185	0.2
32,937		4.500%, due 04/01/23	34,619	0.0
373,159		4.500%, due 03/01/39	393,008	0.0
947,311		4.500%, due 08/01/39	997,701	0.0
993,325		4.500%, due 09/01/39	1,046,163	0.0
2,029,814		4.500%, due 09/01/39	2,137,785	0.1
1,434,727		4.500%, due 09/01/39	1,511,044	0.1
2,573,122		4.500%, due 10/01/39	2,709,994	0.1
3,508,754		4.500%, due 12/01/39	3,695,394	0.1
611,792		4.500%, due 03/01/40	644,966	0.0
2,012,277		4.500%, due 04/01/40	2,121,392	0.1
385,455		4.500%, due 06/01/40	406,356	0.0
3,236,952		4.500%, due 07/01/40	3,412,475	0.1
2,283,311		4.500%, due 07/01/40	2,407,123	0.1
2,071,287		4.500%, due 08/01/40	2,183,602	0.1
632,764		4.500%, due 08/01/40	667,076	0.0
2,704,488		4.500%, due 03/01/41	2,856,732	0.1
683,550		4.500%, due 03/01/41	722,029	0.0
896,026		4.500%, due 04/01/41	946,466	0.0
2,211,250		4.500%, due 06/01/41	2,335,728	0.1
2,105,918		4.500%, due 07/01/41	2,224,466	0.1
1,153,621		4.500%, due 08/01/41	1,228,471	0.0
10,277,087		4.500%, due 08/01/41	10,912,644	0.3
99,846		5.000%, due 03/01/34	107,024	0.0
567,958		5.000%, due 12/01/34	608,789	0.0
434,717		5.000%, due 08/01/35	464,943	0.0
2,086,867		5.000%, due 08/01/35	2,231,971	0.1
642,305		5.000%, due 10/01/35	686,965	0.0
697,476		5.000%, due 10/01/35	745,972	0.0
1,504,332		5.000%, due 10/01/35	1,608,931	0.1
1,591,677		5.000%, due 12/01/35	1,702,349	0.1
201,105		5.000%, due 04/01/36	215,088	0.0
678,105		5.000%, due 11/01/36	725,255	0.0
478,863		5.000%, due 02/01/37	510,599	0.0
438,798		5.000%, due 05/01/37	467,882	0.0
5,786,688		5.000%, due 10/01/37	6,189,046	0.2
1,565,498		5.000%, due 03/01/38	1,674,817	0.1
1,044,054		5.000%, due 03/01/38	1,116,649	0.0
3,777,777		5.000%, due 03/01/38	4,028,173	0.1
1,084,295		5.000%, due 04/01/38	1,156,155	0.0
116,960		5.000%, due 10/01/38	124,711	0.0
329,238		5.000%, due 06/01/40	354,603	0.0
671,265		5.000%, due 08/01/40	734,076	0.0
2,083,434		5.000%, due 04/01/41	2,246,917	0.1
70,992		5.150%, due 06/01/37	75,864	0.0
116,156		5.200%, due 06/01/37	124,261	0.0
144,168		5.200%, due 08/01/37	153,885	0.0
190,000		5.400%, due 03/17/21	211,641	0.0
297,275		5.490%, due 02/01/37	319,454	0.0
2,774,762		5.500%, due 12/01/24	2,964,560	0.1
440,061		5.500%, due 09/01/34	476,580	0.0
453,033		5.500%, due 01/01/35	490,628	0.0
4,348,489		5.500%, due 09/01/35	4,699,264	0.1
249,877		5.500%, due 09/01/35	270,033	0.0
3,361,799		5.500%, due 10/01/35	3,632,982	0.1
446,955		5.500%, due 03/01/36	481,490	0.0
2,240,991		5.500%, due 03/01/36	2,421,763	0.1
350,602		5.500%, due 05/01/36	377,692	0.0
1,362,895		5.500%, due 06/01/36	1,475,995	0.1
22,372		5.500%, due 07/01/36	24,228	0.0
122,521		5.500%, due 07/01/36	132,419	0.0
649,647		5.500%, due 07/01/36	699,844	0.0
218,093		5.500%, due 10/01/36	234,945	0.0
852,005		5.500%, due 11/01/36	917,837	0.0
329,521		5.500%, due 12/01/36	354,982	0.0
309,663		5.500%, due 12/01/36	333,590	0.0
552,554		5.500%, due 12/01/36	595,248	0.0
72,787		5.500%, due 02/01/37	78,207	0.0
646,580		5.500%, due 02/01/37	696,540	0.0
178,239		5.500%, due 05/01/37	192,217	0.0
32,898		5.500%, due 06/01/37	35,348	0.0
356,492		5.500%, due 12/01/37	383,035	0.0
167,229		5.500%, due 03/01/38	179,680	0.0
72,678		5.500%, due 06/01/38	78,090	0.0
29,204		5.500%, due 06/01/38	31,378	0.0
43,277		5.500%, due 08/01/38	46,708	0.0
13,151		5.500%, due 10/01/38	14,131	0.0
124,697		5.500%, due 12/01/38	133,982	0.0
126,304		5.500%, due 12/01/38	135,708	0.0
92,437		5.500%, due 12/01/38	99,320	0.0
799,590		5.500%, due 01/01/39	859,127	0.0
133,680		5.500%, due 01/01/39	143,633	0.0
307,889		5.500%, due 01/01/40	332,001	0.0
639,904		5.500%, due 01/01/40	687,550	0.0
330,676		5.500%, due 03/01/40	355,298	0.0
207,116		5.500%, due 01/01/41	223,908	0.0
276,842		5.750%, due 05/01/37	297,505	0.0
524,802		5.750%, due 06/01/37	563,973	0.0
702,680		5.800%, due 07/01/37	755,929	0.0
244,672		5.800%, due 07/01/37	264,704	0.0
871,926		5.800%, due 08/01/37	976,251	0.0
301,241		5.800%, due 09/01/37	324,069	0.0
208,745		5.800%, due 09/01/37	224,564	0.0
25,209		6.000%, due 04/01/28	27,974	0.0
232,921		6.000%, due 07/01/28	253,190	0.0
15,843		6.000%, due 04/01/36	17,190	0.0
73,137		6.000%, due 04/01/36	79,443	0.0
2,843		6.000%, due 04/01/36	3,089	0.0
207,735		6.000%, due 06/01/36	225,647	0.0
79,155		6.000%, due 07/01/36	85,980	0.0
868,919		6.000%, due 08/01/36	943,841	0.0
19,763		6.000%, due 08/01/36	21,467	0.0
79,030		6.000%, due 08/01/36	85,845	0.0
398,380		6.000%, due 01/01/37	432,730	0.0
266,645		6.000%, due 02/01/37	289,637	0.0
20,949		6.000%, due 04/01/37	22,726	0.0
10,705		6.000%, due 06/01/37	11,613	0.0
175,383		6.000%, due 06/01/37	190,261	0.0
3,044		6.000%, due 07/01/37	3,302	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
59,186		6.000%, due 07/01/37	$64,207	0.0
29,860		6.000%, due 08/01/37	32,393	0.0
19,247		6.000%, due 08/01/37	20,880	0.0
132,270		6.000%, due 08/01/37	143,506	0.0
72,830		6.000%, due 08/01/37	79,009	0.0
832,604		6.000%, due 08/01/37	903,235	0.0
61,165		6.000%, due 08/01/37	66,353	0.0
761,657		6.000%, due 08/01/37	826,269	0.0
245,475		6.000%, due 08/01/37	266,299	0.0
133,005		6.000%, due 09/01/37	144,288	0.0
53,134		6.000%, due 09/01/37	57,642	0.0
12,550		6.000%, due 09/01/37	13,614	0.0
138,455		6.000%, due 10/01/37	150,227	0.0
26,597		6.000%, due 10/01/37	28,995	0.0
33,574		6.000%, due 10/01/37	36,429	0.0
86,698		6.000%, due 10/01/37	94,053	0.0
124,107		6.000%, due 11/01/37	134,636	0.0
25,164		6.000%, due 11/01/37	27,298	0.0
23,898		6.000%, due 11/01/37	25,925	0.0
511,179		6.000%, due 12/01/37	554,543	0.0
13,464		6.000%, due 12/01/37	14,607	0.0
334,799		6.000%, due 12/01/37	363,201	0.0
317,679		6.000%, due 01/01/38	344,628	0.0
14,849		6.000%, due 01/01/38	16,101	0.0
159,482		6.000%, due 01/01/38	173,011	0.0
486,731		6.000%, due 02/01/38	527,766	0.0
13,509		6.000%, due 02/01/38	14,648	0.0
289,017		6.000%, due 05/01/38	319,618	0.0
11,748		6.000%, due 06/01/38	12,739	0.0
351,664		6.000%, due 07/01/38	381,312	0.0
412,731		6.000%, due 07/01/38	447,528	0.0
147,142		6.000%, due 08/01/38	159,547	0.0
116,593		6.000%, due 09/01/38	127,125	0.0
73,970		6.000%, due 09/01/38	80,245	0.0
9,452		6.000%, due 09/01/38	10,249	0.0
1,144,725		6.000%, due 09/01/38	1,241,233	0.1
85,262		6.000%, due 11/01/38	92,650	0.0
696,603		6.000%, due 01/01/39	755,332	0.0
1,206,639		6.000%, due 04/01/39	1,308,368	0.1
205,435		6.000%, due 08/01/39	223,010	0.0
341,047		6.000%, due 10/01/39	370,225	0.0
91,605		6.000%, due 11/01/39	99,479	0.0
549,274		6.000%, due 11/01/39	596,703	0.0
94,514		6.000%, due 11/01/39	102,532	0.0
16,161		6.000%, due 12/01/39	17,532	0.0
602,872		6.000%, due 05/01/40	654,014	0.0
172,859		6.150%, due 12/01/37	189,059	0.0
291,113		6.150%, due 12/01/37	318,397	0.0
500,829		6.150%, due 01/01/38	552,736	0.0
295,729		6.150%, due 02/01/38	326,379	0.0
185,441		6.150%, due 02/01/38	204,660	0.0
840,000		6.250%, due 07/15/32	1,117,599	0.0
55,085		6.500%, due 06/01/36	61,911	0.0
7,262		6.500%, due 08/01/36	8,162	0.0
205,367		6.500%, due 10/01/36	230,813	0.0
19,183		6.500%, due 10/01/36	21,559	0.0
131,401		6.500%, due 07/01/37	147,682	0.0
4,293		6.500%, due 08/01/37	4,829	0.0
86,776		6.500%, due 09/01/37	97,597	0.0
52,944		6.500%, due 09/01/37	59,545	0.0
37,262		6.500%, due 10/01/37	41,908	0.0
127,589		6.500%, due 11/01/37	143,498	0.0
164,940		6.500%, due 01/01/38	179,420	0.0
168,753		6.500%, due 02/01/38	189,900	0.0
176,284		6.500%, due 02/01/38	198,266	0.0
36,035		6.500%, due 04/01/38	40,551	0.0
142,250		6.500%, due 04/01/38	159,988	0.0
21,888		6.500%, due 05/01/38	24,334	0.0
4,302		6.500%, due 05/01/38	4,842	0.0
20,421		6.500%, due 07/01/38	22,981	0.0
13,816		6.500%, due 08/01/38	15,547	0.0
37,478		6.500%, due 09/01/38	42,175	0.0
2,365		6.500%, due 10/01/38	2,661	0.0
44,849		6.500%, due 10/01/38	50,469	0.0
81,866		6.500%, due 11/01/38	92,075	0.0
936,638		6.500%, due 12/01/38	1,054,027	0.0
1,719,098		6.500%, due 12/01/38	1,934,554	0.1
66,540		6.500%, due 12/01/38	74,880	0.0
35,072		6.500%, due 12/01/38	39,468	0.0
16,157		6.500%, due 12/01/38	18,182	0.0
20,586		6.500%, due 01/01/39	23,166	0.0
2,540,000		6.750%, due 03/15/31	3,492,619	0.1
			292,620,109	7.1

		Federal National Mortgage Association: 19.4%##
27,130,000		0.375%, due 03/16/15	27,144,542	0.7
24,450,000		0.875%, due 08/28/14	24,629,023	0.6
6,025,000		1.375%, due 11/15/16	6,110,838	0.2
5,000,000		2.250%, due 03/15/16	5,210,995	0.1
8,750,000		2.375%, due 04/11/16	9,153,217	0.2
72,700,000	W	2.500%, due 05/25/27	72,983,981	1.8
10,760,457		2.500%, due 09/01/27	10,856,576	0.3
3,813,898		3.000%, due 12/01/26	3,934,900	0.1
3,437,944		3.000%, due 01/01/27	3,545,377	0.1
3,091,014		3.000%, due 01/01/27	3,188,216	0.1
119,448,000	W	3.000%, due 05/25/42	116,088,519	2.8
865,981		3.500%, due 08/01/26	902,692	0.0
985,294		3.500%, due 08/01/26	1,028,762	0.0
135,638		3.500%, due 09/01/26	141,591	0.0
790,026		3.500%, due 10/01/26	824,718	0.0
1,628,617		3.500%, due 10/01/26	1,701,709	0.1
3,466,496		3.500%, due 11/01/26	3,621,287	0.1
3,551,999		3.500%, due 12/01/26	3,710,925	0.1
3,058,729		3.500%, due 12/01/26	3,193,818	0.1
4,463,040		3.500%, due 01/01/27	4,658,505	0.1
38,874,000	W	3.500%, due 03/25/27	39,888,366	1.0
3,096,817		3.500%, due 03/01/41	3,148,892	0.1
32,336,000	W	3.500%, due 03/25/41	32,649,253	0.8
3,689,095		3.500%, due 12/01/41	3,756,894	0.1
6,294,200		3.500%, due 01/01/42	6,400,040	0.2
28,306,481		3.500%, due 11/01/42	28,788,403	0.7
29		4.000%, due 07/01/13	29	0.0
20,674		4.000%, due 06/01/14	22,082	0.0
2,800,000	W	4.000%, due 07/17/18	2,952,141	0.1
75,196		4.000%, due 11/01/20	79,547	0.0
103,315		4.000%, due 07/01/22	109,145	0.0
41,116		4.000%, due 04/01/23	43,548	0.0
23,109		4.000%, due 05/01/23	24,481	0.0
43,210		4.000%, due 07/01/23	45,656	0.0
140,965		4.000%, due 03/01/24	149,286	0.0
166,500		4.000%, due 03/01/24	176,347	0.0
4,863		4.000%, due 04/01/24	5,137	0.0
117,345		4.000%, due 04/01/24	123,913	0.0
801,756		4.000%, due 07/01/24	848,911	0.0
249,035		4.000%, due 07/01/24	263,707	0.0
12,924		4.000%, due 08/01/24	13,683	0.0
202,103		4.000%, due 01/01/25	214,024	0.0
201,542		4.000%, due 02/01/25	213,309	0.0
941,890		4.000%, due 02/01/25	997,599	0.0
1,179,509		4.000%, due 06/01/25	1,245,899	0.0
16,250		4.000%, due 07/01/25	17,160	0.0
110,458		4.000%, due 09/01/25	116,506	0.0
155,371		4.000%, due 09/01/25	164,106	0.0
1,674,470		4.000%, due 12/01/25	1,768,621	0.1
1,281,507		4.000%, due 02/01/26	1,353,486	0.0
214,993		4.000%, due 03/01/26	227,082	0.0
789,653		4.000%, due 04/01/26	833,942	0.0
347,218		4.000%, due 04/01/26	366,644	0.0
2,642,212		4.000%, due 04/01/26	2,789,854	0.1
1,354,205		4.000%, due 05/01/26	1,430,745	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
753,363		4.000%, due 09/01/26	$795,693	0.0
15,200,000	W	4.000%, due 02/25/39	15,839,469	0.4
634,752		4.000%, due 10/01/40	661,793	0.0
1,685,765		4.000%, due 10/01/40	1,774,208	0.1
3,594,313		4.000%, due 12/01/40	3,747,434	0.1
3,367,150		4.000%, due 12/01/40	3,545,702	0.1
7,871,261		4.000%, due 02/01/41	8,206,583	0.2
1,616,269		4.000%, due 03/01/41	1,686,639	0.1
1,285,515		4.000%, due 04/01/41	1,341,484	0.0
1,915,803		4.000%, due 08/01/41	2,016,623	0.1
1,139,820		4.000%, due 09/01/41	1,189,445	0.0
9,301,076		4.000%, due 11/01/41	9,706,027	0.3
1,984,864		4.000%, due 12/01/41	2,071,281	0.1
3,194,621		4.000%, due 01/01/42	3,333,708	0.1
2,695,269		4.000%, due 02/01/42	2,814,488	0.1
18,909,973		4.000%, due 07/01/42	19,772,755	0.5
1,623,241		4.000%, due 07/01/42	1,697,302	0.1
1,884,410		4.000%, due 07/01/42	1,970,388	0.1
4,898		4.500%, due 01/01/14	5,245	0.0
16,286		4.500%, due 08/01/14	16,508	0.0
73,628		4.500%, due 05/01/19	78,382	0.0
25,566		4.500%, due 05/01/19	27,106	0.0
56,666		4.500%, due 01/01/20	60,292	0.0
52,287		4.500%, due 08/01/20	55,642	0.0
6,348		4.500%, due 06/01/22	6,828	0.0
9,636		4.500%, due 07/01/22	10,259	0.0
90,038		4.500%, due 11/01/22	95,629	0.0
27,046		4.500%, due 02/01/23	28,783	0.0
190,428		4.500%, due 02/01/23	202,648	0.0
3,645		4.500%, due 03/01/23	3,872	0.0
12,927		4.500%, due 03/01/23	13,764	0.0
571,567		4.500%, due 03/01/23	608,359	0.0
7,562		4.500%, due 04/01/23	8,048	0.0
134,285		4.500%, due 04/01/23	142,905	0.0
104,226		4.500%, due 04/01/23	110,888	0.0
349,359		4.500%, due 04/01/23	371,776	0.0
335,462		4.500%, due 04/01/23	356,378	0.0
7,983		4.500%, due 05/01/23	8,483	0.0
5,002		4.500%, due 05/01/23	5,323	0.0
10,228		4.500%, due 05/01/23	10,885	0.0
490,390		4.500%, due 05/01/23	520,990	0.0
11,491		4.500%, due 07/01/23	12,208	0.0
33,399		4.500%, due 08/01/23	35,479	0.0
58,029		4.500%, due 01/01/24	61,757	0.0
1,118,108		4.500%, due 05/01/24	1,187,838	0.0
1,274,847		4.500%, due 07/01/24	1,355,881	0.0
1,944,758		4.500%, due 08/01/24	2,066,692	0.1
1,002,653		4.500%, due 09/01/24	1,065,439	0.0
251,011		4.500%, due 09/01/24	266,770	0.0
50,680		4.500%, due 09/01/24	53,844	0.0
72,370		4.500%, due 09/01/24	76,914	0.0
225,015		4.500%, due 10/01/24	242,035	0.0
106,419		4.500%, due 10/01/24	113,067	0.0
557,641		4.500%, due 10/01/24	592,727	0.0
25,836		4.500%, due 11/01/24	27,605	0.0
63,106		4.500%, due 11/01/24	68,027	0.0
461,155		4.500%, due 11/01/24	490,235	0.0
54,209		4.500%, due 11/01/24	57,619	0.0
318,450		4.500%, due 11/01/24	338,345	0.0
20,102		4.500%, due 11/01/24	21,353	0.0
329,340		4.500%, due 12/01/24	350,132	0.0
697,378		4.500%, due 12/01/24	741,291	0.0
353,117		4.500%, due 01/01/25	375,178	0.0
706,151		4.500%, due 01/01/25	750,208	0.0
8,909		4.500%, due 01/01/25	9,466	0.0
1,475,951		4.500%, due 05/01/25	1,567,907	0.1
100,240		4.500%, due 08/01/25	108,087	0.0
1,858,228		4.500%, due 01/01/26	1,974,635	0.1
717,206		4.500%, due 04/01/26	762,055	0.0
15,313		4.500%, due 06/01/34	16,236	0.0
77,412		4.500%, due 05/01/35	82,144	0.0
24,322		4.500%, due 03/01/38	25,733	0.0
8,371		4.500%, due 03/01/38	8,857	0.0
17,386		4.500%, due 05/01/38	18,395	0.0
7,038		4.500%, due 05/01/38	7,446	0.0
58,020		4.500%, due 06/01/38	61,385	0.0
27,762		4.500%, due 07/01/38	29,372	0.0
32,939		4.500%, due 07/01/38	34,849	0.0
41,184		4.500%, due 09/01/38	43,572	0.0
1,711,119		4.500%, due 03/01/39	1,817,189	0.1
121,872		4.500%, due 04/01/39	128,951	0.0
93,738		4.500%, due 04/01/39	99,184	0.0
4,756,053		4.500%, due 06/01/39	5,032,342	0.1
1,928,094		4.500%, due 07/01/39	2,040,101	0.1
2,973,792		4.500%, due 07/01/39	3,146,546	0.1
3,506,338		4.500%, due 07/01/39	3,779,066	0.1
27,443,000	W	4.500%, due 08/01/39	28,995,245	0.7
5,736,618		4.500%, due 09/01/39	6,069,870	0.2
3,649,157		4.500%, due 10/01/39	3,861,144	0.1
1,235,826		4.500%, due 12/01/39	1,307,617	0.0
1,942,923		4.500%, due 12/01/39	2,055,791	0.1
1,586,547		4.500%, due 12/01/39	1,678,713	0.1
828,372		4.500%, due 03/01/40	877,926	0.0
2,217,303		4.500%, due 09/01/40	2,349,945	0.1
1,357,025		4.500%, due 10/01/40	1,445,018	0.1
859,747		4.500%, due 10/01/40	911,179	0.0
907,360		4.500%, due 10/01/40	961,639	0.0
2,586,254		4.500%, due 03/01/41	2,743,025	0.1
2,218,385		4.500%, due 04/01/41	2,352,857	0.1
1,098,691		4.500%, due 06/01/41	1,165,291	0.0
8,298,261		4.500%, due 06/01/41	8,801,276	0.2
1,172,133		4.500%, due 06/01/41	1,243,184	0.0
1,060,797		4.500%, due 06/01/41	1,125,099	0.0
528,665		4.500%, due 07/01/41	560,711	0.0
13,458,869		4.500%, due 07/01/41	14,394,214	0.4
429,353		4.500%, due 07/01/41	455,379	0.0
3,546,281		4.500%, due 08/01/41	3,761,245	0.1
4,675,182		4.500%, due 08/01/41	4,981,033	0.1
775,158		4.500%, due 08/01/41	822,146	0.0
424		5.000%, due 02/01/14	452	0.0
102,309		5.000%, due 02/01/14	109,960	0.0
18,672		5.000%, due 10/01/14	19,990	0.0
18,979		5.000%, due 02/01/15	20,183	0.0
39,300		5.000%, due 04/01/16	41,903	0.0
170,603		5.000%, due 01/01/18	182,467	0.0
408,420		5.000%, due 01/01/18	436,888	0.0
335,682		5.000%, due 02/01/18	358,980	0.0
56,905		5.000%, due 04/01/18	60,857	0.0
3,165		5.000%, due 02/01/20	3,378	0.0
5,336		5.000%, due 06/01/21	5,696	0.0
32,780		5.000%, due 11/01/21	34,979	0.0
110,172		5.000%, due 01/01/22	118,327	0.0
5,150		5.000%, due 02/01/22	5,532	0.0
6,099		5.000%, due 04/01/22	6,511	0.0
88,651		5.000%, due 06/01/22	94,635	0.0
199,183		5.000%, due 06/01/22	213,959	0.0
661		5.000%, due 06/01/22	705	0.0
12,713		5.000%, due 06/01/22	13,564	0.0
4,563		5.000%, due 07/01/22	4,871	0.0
106,084		5.000%, due 07/01/22	113,226	0.0
128,474		5.000%, due 08/01/22	137,197	0.0
70,008		5.000%, due 09/01/22	74,725	0.0
107,573		5.000%, due 12/01/22	114,863	0.0
111,376		5.000%, due 01/01/23	119,630	0.0
6,336		5.000%, due 01/01/23	6,805	0.0
234,054		5.000%, due 02/01/23	251,422	0.0
744,283		5.000%, due 02/01/23	799,625	0.0
4,258		5.000%, due 02/01/23	4,575	0.0
166,921		5.000%, due 03/01/23	178,180	0.0
4,326		5.000%, due 03/01/23	4,648	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
30,290	5.000%, due 03/01/23	$32,538	0.0
28,606	5.000%, due 03/01/23	30,540	0.0
106,418	5.000%, due 03/01/23	113,643	0.0
37,136	5.000%, due 04/01/23	39,846	0.0
161,164	5.000%, due 04/01/23	173,044	0.0
166,364	5.000%, due 04/01/23	177,625	0.0
79,503	5.000%, due 04/01/23	84,851	0.0
19,062	5.000%, due 05/01/23	20,347	0.0
53,356	5.000%, due 05/01/23	57,312	0.0
42,224	5.000%, due 05/01/23	45,349	0.0
80,337	5.000%, due 06/01/23	85,774	0.0
73,984	5.000%, due 06/01/23	78,971	0.0
31,387	5.000%, due 06/01/23	33,502	0.0
68,453	5.000%, due 06/01/23	73,078	0.0
215,506	5.000%, due 06/01/23	230,035	0.0
1,125,960	5.000%, due 07/01/23	1,209,493	0.0
458,887	5.000%, due 08/01/23	492,968	0.0
1,745	5.000%, due 09/01/23	1,874	0.0
43,634	5.000%, due 02/01/24	46,867	0.0
408,786	5.000%, due 03/01/24	438,775	0.0
173,396	5.000%, due 04/01/24	185,072	0.0
50,735	5.000%, due 04/01/24	54,089	0.0
229,126	5.000%, due 05/01/24	245,879	0.0
266,742	5.000%, due 06/01/24	284,837	0.0
1,310,468	5.000%, due 08/01/24	1,408,093	0.0
601,851	5.000%, due 07/01/33	651,184	0.0
168,062	5.000%, due 02/01/34	181,838	0.0
120,169	5.000%, due 11/01/34	129,793	0.0
8,062,837	5.000%, due 02/01/35	8,723,773	0.2
1,620,395	5.000%, due 06/01/35	1,753,131	0.1
114,148	5.000%, due 08/01/35	122,919	0.0
1,897,659	5.000%, due 09/01/35	2,043,481	0.1
581,843	5.000%, due 09/01/35	626,553	0.0
1,369,530	5.000%, due 09/01/35	1,474,769	0.1
158,588	5.000%, due 10/01/35	170,774	0.0
2,478,765	5.000%, due 10/01/35	2,669,241	0.1
781,476	5.000%, due 01/01/36	843,823	0.0
2,506,018	5.000%, due 03/01/36	2,705,051	0.1
2,002,725	5.000%, due 03/01/36	2,161,814	0.1
690,692	5.000%, due 04/01/36	742,386	0.0
1,771,627	5.000%, due 05/01/36	1,904,222	0.1
21,406	5.000%, due 05/01/36	23,109	0.0
324,552	5.000%, due 06/01/36	352,275	0.0
266,057	5.000%, due 12/01/36	287,231	0.0
817,610	5.000%, due 12/01/36	880,208	0.0
808,492	5.000%, due 07/01/37	870,619	0.0
897,722	5.000%, due 01/01/38	969,617	0.0
2,690,783	5.000%, due 02/01/38	2,897,551	0.1
1,265,156	5.000%, due 02/01/38	1,362,374	0.0
1,802,537	5.000%, due 08/01/38	1,946,220	0.1
577,996	5.000%, due 07/01/40	627,001	0.0
1,073,202	5.000%, due 07/01/40	1,168,221	0.0
11,310,000	5.375%, due 06/12/17	13,101,481	0.3
4,732	5.500%, due 11/01/13	4,999	0.0
382	5.500%, due 12/01/13	403	0.0
15,813	5.500%, due 04/01/14	16,004	0.0
28,020	5.500%, due 12/01/14	29,565	0.0
78,709	5.500%, due 04/01/15	83,102	0.0
47,831	5.500%, due 06/01/15	50,511	0.0
74,833	5.500%, due 04/01/16	79,055	0.0
161,666	5.500%, due 11/01/16	170,854	0.0
62,177	5.500%, due 01/01/17	65,768	0.0
26,271	5.500%, due 01/01/17	27,790	0.0
98,011	5.500%, due 02/01/17	103,592	0.0
1,753	5.500%, due 05/01/17	1,853	0.0
80,643	5.500%, due 10/01/17	85,285	0.0
217,295	5.500%, due 11/01/17	229,978	0.0
38,778	5.500%, due 11/01/17	41,013	0.0
7,981	5.500%, due 02/01/18	8,431	0.0
40,515	5.500%, due 09/01/18	43,017	0.0
148,122	5.500%, due 07/01/20	156,694	0.0
4,536	5.500%, due 04/01/21	4,905	0.0
16,043	5.500%, due 10/01/21	16,966	0.0
1,057,556	5.500%, due 11/01/21	1,143,274	0.0
28,886	5.500%, due 11/01/21	31,211	0.0
228,485	5.500%, due 11/01/21	247,069	0.0
594,600	5.500%, due 12/01/21	642,402	0.0
418,324	5.500%, due 12/01/21	442,378	0.0
510,594	5.500%, due 12/01/21	551,896	0.0
22,789	5.500%, due 01/01/22	24,603	0.0
17,762	5.500%, due 01/01/22	19,177	0.0
130,892	5.500%, due 01/01/22	138,479	0.0
122,658	5.500%, due 02/01/22	132,593	0.0
7,652	5.500%, due 04/01/22	8,271	0.0
90,535	5.500%, due 06/01/22	97,728	0.0
98,152	5.500%, due 06/01/22	106,112	0.0
129,418	5.500%, due 07/01/22	139,947	0.0
3,179	5.500%, due 07/01/22	3,364	0.0
13,501	5.500%, due 07/01/22	14,597	0.0
16,544	5.500%, due 08/01/22	17,500	0.0
192,147	5.500%, due 09/01/22	207,740	0.0
55,101	5.500%, due 09/01/22	59,580	0.0
379,847	5.500%, due 11/01/22	409,617	0.0
32,835	5.500%, due 01/01/23	34,738	0.0
38,611	5.500%, due 01/01/23	41,745	0.0
35,537	5.500%, due 02/01/23	38,409	0.0
27,810	5.500%, due 03/01/23	29,430	0.0
18,793	5.500%, due 04/01/23	20,318	0.0
41,109	5.500%, due 06/01/23	44,385	0.0
189,861	5.500%, due 08/01/23	205,308	0.0
13,384	5.500%, due 08/01/23	14,470	0.0
68,885	5.500%, due 08/01/23	72,884	0.0
29,647	5.500%, due 08/01/23	32,054	0.0
171,714	5.500%, due 09/01/23	185,684	0.0
106,656	5.500%, due 10/01/23	112,757	0.0
17,924	5.500%, due 11/01/23	18,966	0.0
303,075	5.500%, due 11/01/23	327,669	0.0
16,109	5.500%, due 11/01/23	17,391	0.0
264,349	5.500%, due 02/01/24	279,155	0.0
10,743	5.500%, due 03/01/24	11,460	0.0
270,591	5.500%, due 07/01/24	286,145	0.0
19,220	5.500%, due 07/01/24	20,342	0.0
592,868	5.500%, due 05/01/25	629,187	0.0
214,234	5.500%, due 08/01/25	226,864	0.0
14,562	5.500%, due 07/01/27	15,967	0.0
3,164	5.500%, due 08/01/27	3,443	0.0
422,579	5.500%, due 03/01/34	463,385	0.0
556,628	5.500%, due 04/01/34	610,377	0.0
206,051	5.500%, due 11/01/34	225,947	0.0
185,107	5.500%, due 12/01/34	202,620	0.0
2,632,487	5.500%, due 02/01/35	2,886,686	0.1
297,507	5.500%, due 05/01/35	324,516	0.0
2,133,772	5.500%, due 09/01/35	2,327,481	0.1
454,597	5.500%, due 09/01/35	495,867	0.0
582,615	5.500%, due 04/01/36	632,973	0.0
624,265	5.500%, due 04/01/36	677,366	0.0
124,697	5.500%, due 05/01/36	135,304	0.0
494,211	5.500%, due 06/01/36	536,249	0.0
1,247,424	5.500%, due 07/01/36	1,367,878	0.0
846,138	5.500%, due 11/01/36	918,112	0.0
228,860	5.500%, due 12/01/36	249,637	0.0
3,103,508	5.500%, due 12/01/36	3,367,498	0.1
1,323,194	5.500%, due 12/01/36	1,443,316	0.1
392,423	5.500%, due 01/01/37	428,049	0.0
375,340	5.500%, due 03/01/37	407,267	0.0
3,841,758	5.500%, due 03/01/37	4,167,216	0.1
2,021,550	5.500%, due 03/01/37	2,193,506	0.1
1,569,151	5.500%, due 08/01/37	1,711,603	0.1
22,951	5.500%, due 01/01/38	24,895	0.0
8,711	5.500%, due 01/01/38	9,449	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
6,352	5.500%, due 01/01/38	$6,890	0.0
98,564	5.500%, due 03/01/38	106,914	0.0
168,395	5.500%, due 05/01/38	182,661	0.0
280,888	5.500%, due 06/01/38	304,684	0.0
1,351,744	5.500%, due 06/01/38	1,466,725	0.1
5,801,016	5.500%, due 09/01/38	6,292,455	0.2
1,630,167	5.500%, due 12/01/38	1,768,268	0.1
458,721	5.500%, due 06/01/39	497,582	0.0
85,987	5.500%, due 04/01/40	95,128	0.0
370,351	5.500%, due 05/01/40	402,820	0.0
557,117	5.500%, due 06/01/40	612,794	0.0
641,938	5.500%, due 06/01/40	698,706	0.0
44,119	5.500%, due 07/01/40	47,910	0.0
184,185	5.700%, due 07/01/36	200,648	0.0
23,685	5.700%, due 07/01/36	25,802	0.0
25,649	5.700%, due 08/01/36	27,941	0.0
154,496	5.700%, due 08/01/36	168,305	0.0
190,184	6.000%, due 10/01/18	201,922	0.0
32,337	6.000%, due 01/01/34	35,413	0.0
16,125	6.000%, due 07/01/34	17,764	0.0
250,344	6.000%, due 12/01/34	275,809	0.0
229,925	6.000%, due 05/01/35	251,814	0.0
228,634	6.000%, due 01/01/36	253,847	0.0
561,383	6.000%, due 01/01/36	625,959	0.0
113,210	6.000%, due 02/01/36	123,212	0.0
187,693	6.000%, due 03/01/36	204,275	0.0
71,352	6.000%, due 03/01/36	77,655	0.0
83,339	6.000%, due 04/01/36	90,702	0.0
125,199	6.000%, due 04/01/36	136,260	0.0
915,000	6.000%, due 04/18/36	1,035,151	0.0
406,590	6.000%, due 05/01/36	442,512	0.0
2,190	6.000%, due 06/01/36	2,384	0.0
12,524	6.000%, due 08/01/36	13,630	0.0
57,287	6.000%, due 08/01/36	62,348	0.0
322,900	6.000%, due 09/01/36	351,428	0.0
165,754	6.000%, due 09/01/36	180,398	0.0
387,981	6.000%, due 09/01/36	422,259	0.0
329,778	6.000%, due 09/01/36	358,913	0.0
103,188	6.000%, due 10/01/36	112,305	0.0
49,587	6.000%, due 10/01/36	54,077	0.0
1,650,494	6.000%, due 12/01/36	1,795,468	0.1
389,628	6.000%, due 12/01/36	426,721	0.0
124,449	6.000%, due 01/01/37	135,264	0.0
36,887	6.000%, due 02/01/37	40,212	0.0
25,177	6.000%, due 04/01/37	27,412	0.0
589,241	6.000%, due 07/01/37	640,447	0.0
30,123	6.000%, due 08/01/37	32,741	0.0
25,846	6.000%, due 08/01/37	28,092	0.0
134,071	6.000%, due 08/01/37	145,723	0.0
176,986	6.000%, due 09/01/37	192,367	0.0
7,639	6.000%, due 09/01/37	8,303	0.0
302,474	6.000%, due 09/01/37	328,760	0.0
85,883	6.000%, due 09/01/37	93,347	0.0
24,479	6.000%, due 09/01/37	26,607	0.0
5,204	6.000%, due 09/01/37	5,656	0.0
107,295	6.000%, due 09/01/37	116,620	0.0
3,322	6.000%, due 10/01/37	3,611	0.0
9,098	6.000%, due 10/01/37	9,889	0.0
7,514	6.000%, due 10/01/37	8,167	0.0
29,491	6.000%, due 10/01/37	32,298	0.0
105,264	6.000%, due 11/01/37	114,411	0.0
106,626	6.000%, due 11/01/37	115,892	0.0
323,756	6.000%, due 11/01/37	351,891	0.0
205,188	6.000%, due 11/01/37	223,019	0.0
14,375	6.000%, due 11/01/37	15,624	0.0
26,785	6.000%, due 11/01/37	29,113	0.0
155,009	6.000%, due 11/01/37	168,479	0.0
186,958	6.000%, due 12/01/37	203,205	0.0
59,237	6.000%, due 12/01/37	64,384	0.0
501,563	6.000%, due 12/01/37	545,150	0.0
64,084	6.000%, due 12/01/37	69,654	0.0
11,545	6.000%, due 01/01/38	12,552	0.0
180,236	6.000%, due 01/01/38	195,900	0.0
95,516	6.000%, due 01/01/38	104,031	0.0
278,354	6.000%, due 02/01/38	302,927	0.0
19,652	6.000%, due 02/01/38	21,362	0.0
204,139	6.000%, due 03/01/38	221,896	0.0
55,993	6.000%, due 03/01/38	60,864	0.0
131,522	6.000%, due 04/01/38	142,963	0.0
1,853,956	6.000%, due 04/01/38	2,015,070	0.1
166,482	6.000%, due 05/01/38	180,964	0.0
245,595	6.000%, due 05/01/38	266,959	0.0
18,764	6.000%, due 06/01/38	20,397	0.0
327,015	6.000%, due 07/01/38	355,462	0.0
124,259	6.000%, due 07/01/38	135,069	0.0
4,167	6.000%, due 08/01/38	4,530	0.0
18,827	6.000%, due 08/01/38	20,628	0.0
198,276	6.000%, due 09/01/38	215,524	0.0
523,233	6.000%, due 09/01/38	568,094	0.0
65,107	6.000%, due 09/01/38	72,854	0.0
38,052	6.000%, due 10/01/38	41,362	0.0
397,483	6.000%, due 10/01/38	432,059	0.0
15,017	6.000%, due 10/01/38	16,330	0.0
665,797	6.000%, due 10/01/38	723,714	0.0
433,806	6.000%, due 10/01/38	472,249	0.0
74,162	6.000%, due 05/01/39	80,614	0.0
4,173,750	6.000%, due 10/01/39	4,542,494	0.1
166,539	6.000%, due 11/01/39	181,228	0.0
35,609	6.500%, due 04/01/28	40,456	0.0
1,840	6.500%, due 04/01/30	2,084	0.0
2,206	6.500%, due 02/01/32	2,319	0.0
76,197	6.500%, due 08/01/32	87,723	0.0
126,635	6.500%, due 02/01/34	138,091	0.0
25,485	6.500%, due 11/01/34	29,385	0.0
88,010	6.500%, due 01/01/36	99,038	0.0
139,521	6.500%, due 03/01/36	154,953	0.0
459,045	6.500%, due 04/01/36	509,176	0.0
10,222	6.500%, due 05/01/36	11,424	0.0
32,352	6.500%, due 06/01/36	35,117	0.0
81,648	6.500%, due 07/01/36	93,994	0.0
674,369	6.500%, due 07/01/36	776,345	0.0
137,850	6.500%, due 07/01/36	153,124	0.0
335,376	6.500%, due 07/01/36	369,394	0.0
15,675	6.500%, due 07/01/36	17,594	0.0
8,294	6.500%, due 07/01/36	9,208	0.0
7,965	6.500%, due 08/01/36	8,975	0.0
9,946	6.500%, due 08/01/36	11,450	0.0
24,119	6.500%, due 09/01/36	27,238	0.0
717,742	6.500%, due 09/01/36	796,404	0.0
6,422	6.500%, due 09/01/36	7,055	0.0
78,308	6.500%, due 09/01/36	90,149	0.0
2,598	6.500%, due 11/01/36	2,991	0.0
8,539	6.500%, due 11/01/36	9,830	0.0
23,787	6.500%, due 11/01/36	26,550	0.0
9,962	6.500%, due 12/01/36	11,468	0.0
13,639	6.500%, due 12/01/36	15,078	0.0
15,481	6.500%, due 12/01/36	16,298	0.0
143,259	6.500%, due 01/01/37	164,922	0.0
3,954	6.500%, due 01/01/37	4,378	0.0
177,305	6.500%, due 01/01/37	194,808	0.0
187,924	6.500%, due 01/01/37	203,575	0.0
134,928	6.500%, due 02/01/37	155,317	0.0
84,162	6.500%, due 03/01/37	92,599	0.0
373,343	6.500%, due 03/01/37	416,066	0.0
371,877	6.500%, due 03/01/37	415,782	0.0
51,727	6.500%, due 03/01/37	57,753	0.0
2,498	6.500%, due 03/01/37	2,875	0.0
6,187	6.500%, due 04/01/37	7,122	0.0
168,098	6.500%, due 04/01/37	182,666	0.0
21,354	6.500%, due 04/01/37	23,229	0.0

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
6,971		6.500%, due 07/01/37	$8,025	0.0
16,131		6.500%, due 08/01/37	18,568	0.0
24,384		6.500%, due 08/01/37	26,878	0.0
3,414		6.500%, due 08/01/37	3,652	0.0
27,721		6.500%, due 08/01/37	31,910	0.0
107,791		6.500%, due 09/01/37	118,503	0.0
261,939		6.500%, due 09/01/37	295,840	0.0
2,132		6.500%, due 09/01/37	2,352	0.0
2,369		6.500%, due 09/01/37	2,727	0.0
9,009		6.500%, due 09/01/37	9,928	0.0
1,007,430		6.500%, due 09/01/37	1,111,266	0.0
15,523		6.500%, due 09/01/37	16,999	0.0
10,784		6.500%, due 09/01/37	12,414	0.0
51,441		6.500%, due 09/01/37	56,808	0.0
217,864		6.500%, due 10/01/37	240,046	0.0
7,861		6.500%, due 10/01/37	8,665	0.0
28,380		6.500%, due 10/01/37	32,669	0.0
16,341		6.500%, due 10/01/37	18,248	0.0
110,454		6.500%, due 10/01/37	122,717	0.0
485,139		6.500%, due 11/01/37	558,447	0.0
3,113		6.500%, due 12/01/37	3,386	0.0
627,527		6.500%, due 12/01/37	722,352	0.0
3,785		6.500%, due 12/01/37	4,357	0.0
108,630		6.500%, due 12/01/37	119,728	0.0
15,435		6.500%, due 12/01/37	16,919	0.0
2,792		6.500%, due 12/01/37	3,213	0.0
3,258		6.500%, due 12/01/37	3,751	0.0
86,877		6.500%, due 12/01/37	96,463	0.0
106,519		6.500%, due 01/01/38	118,441	0.0
3,952		6.500%, due 01/01/38	4,356	0.0
91,280		6.500%, due 01/01/38	99,272	0.0
3,135		6.500%, due 01/01/38	3,613	0.0
1,008,609		6.500%, due 02/01/38	1,162,425	0.0
325,956		6.500%, due 03/01/38	359,405	0.0
361,203		6.500%, due 04/01/38	401,412	0.0
22,271		6.500%, due 05/01/38	24,724	0.0
1,756		6.500%, due 06/01/38	1,820	0.0
912,704		6.500%, due 08/01/38	1,001,615	0.0
198,742		6.500%, due 08/01/38	229,051	0.0
554,096		6.500%, due 08/01/38	611,477	0.0
54,136		6.500%, due 09/01/38	61,005	0.0
213,710		6.500%, due 09/01/38	231,892	0.0
55,735		6.500%, due 09/01/38	62,986	0.0
135,162		6.500%, due 10/01/38	148,718	0.0
26,457		6.500%, due 10/01/38	29,353	0.0
343,124		6.500%, due 10/01/38	395,451	0.0
1,539,281		6.500%, due 10/01/38	1,708,432	0.1
295,616		6.500%, due 11/01/38	328,752	0.0
226,399		6.500%, due 01/01/39	252,511	0.0
8,703		6.500%, due 01/01/39	9,637	0.0
135,727		6.500%, due 03/01/39	156,426	0.0
29,920		6.500%, due 08/01/39	33,726	0.0
6,031		6.500%, due 09/01/39	6,799	0.0
805,000		6.625%, due 11/15/30	1,096,434	0.0
3,430,000		7.125%, due 01/15/30	4,849,097	0.1
1,560,000		7.250%, due 05/15/30	2,243,871	0.1
			797,965,866	19.4

		Government National Mortgage Association: 6.1%
23,423,167		2.500%, due 02/20/41	24,528,920	0.6
37,000,000	W	3.000%, due 07/01/43	36,589,533	0.9
6,934,946		3.500%, due 01/20/43	7,132,717	0.2
20,000,000	W	4.000%, due 12/15/40	20,968,750	0.5
2,517,957		4.000%, due 12/20/40	2,658,145	0.1
12,449,456		4.000%, due 12/20/41	13,090,834	0.3
8,983,644		4.000%, due 01/20/42	9,447,406	0.2
5,875,095		4.000%, due 08/20/42	6,181,433	0.2
8,977,823		4.000%, due 10/20/42	9,446,026	0.2
4,525,010		4.500%, due 07/20/40	4,854,165	0.1
4,509,560		4.500%, due 02/20/41	4,813,151	0.1
5,417,578		4.500%, due 05/20/41	5,840,957	0.1
6,054,093		4.500%, due 06/20/41	6,464,996	0.2
11,020,509		4.500%, due 07/20/41	11,833,904	0.3
4,395,463		4.500%, due 09/20/41	4,738,549	0.1
10,627,288		4.500%, due 10/20/41	11,457,498	0.3
10,112,037		4.500%, due 12/20/41	10,858,389	0.3
1,934,820		4.500%, due 01/20/43	2,085,309	0.1
60,038		5.000%, due 10/15/37	65,065	0.0
5,875		5.000%, due 04/15/38	6,342	0.0
373,419		5.000%, due 03/15/39	404,459	0.0
407,373		5.000%, due 08/15/39	441,236	0.0
4,153,469		5.000%, due 09/15/39	4,498,724	0.1
4,852,938		5.000%, due 09/15/39	5,256,337	0.1
3,497,027		5.000%, due 02/15/40	3,814,151	0.1
3,506,258		5.000%, due 04/15/40	3,805,930	0.1
5,916,061		5.000%, due 06/15/40	6,452,553	0.2
392,192		5.000%, due 07/15/40	427,758	0.0
4,001,758		5.000%, due 04/15/42	4,328,605	0.1
3,942,896		5.000%, due 04/20/42	4,278,978	0.1
188,307		5.500%, due 07/20/38	206,124	0.0
2,168,087		5.500%, due 09/20/39	2,369,947	0.1
133,875		5.500%, due 10/20/39	147,129	0.0
3,612,131		5.500%, due 11/20/39	3,948,434	0.1
73,437		5.500%, due 11/20/39	80,707	0.0
47,740		5.500%, due 12/20/40	52,270	0.0
138,906		5.500%, due 01/20/41	152,444	0.0
482,531		5.500%, due 03/20/41	528,365	0.0
1,485,962		5.500%, due 04/20/41	1,632,642	0.0
2,638,059		5.500%, due 05/20/41	2,902,115	0.1
2,518,327		5.500%, due 06/20/41	2,756,722	0.1
82,255		6.000%, due 10/15/36	91,325	0.0
224,116		6.000%, due 08/15/37	248,793	0.0
318,321		6.000%, due 11/15/37	353,371	0.0
46,857		6.000%, due 12/15/37	52,016	0.0
243,464		6.000%, due 01/15/38	270,311	0.0
205,630		6.000%, due 01/15/38	228,305	0.0
5,503		6.000%, due 02/15/38	6,110	0.0
640,659		6.000%, due 02/15/38	711,304	0.0
138,076		6.000%, due 02/15/38	153,767	0.0
9,325		6.000%, due 04/15/38	10,353	0.0
1,408,179		6.000%, due 05/15/38	1,563,458	0.0
844,196		6.000%, due 05/15/38	937,746	0.0
230,696		6.000%, due 07/15/38	256,134	0.0
291,615		6.000%, due 09/15/38	323,771	0.0
335,875		6.000%, due 11/15/38	372,911	0.0
3,723,014		6.000%, due 08/20/40	4,129,672	0.1
33,755		7.000%, due 12/15/37	38,587	0.0
			251,295,653	6.1

		Other U.S. Agency Obligations: 0.7%
22,990,000		1.100%, due 11/06/18	22,164,475	0.5
1,500,000		1.875%, due 08/15/22	1,376,372	0.0
75,000		5.125%, due 08/25/16	85,024	0.0
10,000		6.150%, due 01/15/38	12,868	0.0
5,000,000		7.125%, due 05/01/30	6,906,945	0.2
			30,545,684	0.7

		Total U.S. Government Agency Obligations
		(Cost $1,370,366,394)	1,372,427,312	33.3

U.S. TREASURY OBLIGATIONS: 37.3%
		U.S. Treasury Bonds: 6.0%
59,273,000		1.750%, due 05/15/23	55,480,476	1.4
17,532,000		2.750%, due 11/15/42	15,140,530	0.4
43,722,000		3.125%, due 02/15/43	40,873,249	1.0
29,645,000		3.500%, due 02/15/39	30,168,412	0.7
7,845,000		3.875%, due 08/15/40	8,490,377	0.2
32,505,000		4.375%, due 05/15/40	38,170,524	0.9

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
22,000,000	5.375%, due 02/15/31	$28,661,864	0.7
2,150,000	6.000%, due 02/15/26	2,886,040	0.1
10,310,000	6.125%, due 11/15/27	14,145,640	0.3
8,185,000	6.500%, due 11/15/26	11,508,879	0.3
		245,525,991	6.0

	U.S. Treasury Notes: 31.3%
74,766,000	0.125%, due 07/31/14	74,710,524	1.8
6,340,000	0.125%, due 12/31/14	6,328,239	0.2
28,929,000	0.125%, due 04/30/15	28,817,681	0.7
70,060,000	0.250%, due 09/15/14	70,090,126	1.7
15,921,000	0.250%, due 11/30/14	15,924,726	0.4
2,748,000	0.250%, due 01/31/15	2,747,302	0.1
57,333,000	0.250%, due 02/28/15	57,288,223	1.4
30,420,000	0.250%, due 05/31/15	30,364,757	0.7
64,708,000	0.250%, due 09/15/15	64,442,568	1.6
25,975,000	0.250%, due 10/15/15	25,856,294	0.6
27,732,000	0.250%, due 12/15/15	27,561,920	0.7
29,048,000	0.375%, due 04/15/15	29,071,819	0.7
16,230,000	0.375%, due 06/30/15	16,234,431	0.4
9,440,000	0.375%, due 11/15/15	9,417,505	0.2
5,000,000	0.375%, due 01/15/16	4,981,445	0.1
15,697,000	0.375%, due 02/15/16	15,624,653	0.4
33,823,000	0.375%, due 03/15/16	33,638,022	0.8
4,755,000	0.500%, due 08/15/14	4,770,696	0.1
22,155,000	0.500%, due 06/15/16	22,058,936	0.5
36,269,100	0.625%, due 09/30/17	35,453,045	0.9
9,680,000	0.625%, due 11/30/17	9,433,083	0.2
2,796,000	0.625%, due 04/30/18	2,701,090	0.1
1,952,000	0.750%, due 10/31/17	1,914,713	0.0
7,005,600	0.750%, due 12/31/17	6,852,079	0.2
23,037,000	0.750%, due 02/28/18	22,465,567	0.5
8,006,000	0.750%, due 03/31/18	7,790,214	0.2
1,918,000	0.875%, due 01/31/18	1,883,236	0.0
74,115,000	1.000%, due 05/15/14	74,643,366	1.8
7,884,000	1.000%, due 05/31/18	7,746,030	0.2
57,747,000	1.000%, due 08/31/19	55,270,174	1.3
1,207,000	1.000%, due 11/30/19	1,149,479	0.0
1,409,000	1.125%, due 12/31/19	1,349,392	0.0
17,980,000	1.125%, due 04/30/20	17,088,731	0.4
961,000	1.250%, due 10/31/19	931,945	0.0
3,534,000	1.250%, due 02/29/20	3,400,372	0.1
14,190,000	1.375%, due 11/30/15	14,490,984	0.4
17,841,000	1.375%, due 06/30/18	17,824,979	0.4
933,000	1.375%, due 01/31/20	906,650	0.0
4,013,000	1.375%, due 05/31/20	3,870,506	0.1
6,540,000	1.500%, due 03/31/19	6,502,192	0.2
8,876,000	1.625%, due 08/15/22	8,323,327	0.2
6,368,000	1.875%, due 06/30/20	6,340,885	0.2
9,642,000	2.125%, due 08/15/21	9,597,936	0.2
36,650,000	2.625%, due 04/30/18	38,863,330	0.9
5,980,000	2.625%, due 11/15/20	6,228,780	0.2
14,575,000	3.125%, due 05/15/21	15,645,359	0.4
4,330,000	6.250%, due 08/15/23	5,808,288	0.1
46,620,000	1.250%, due 10/31/15	47,474,078	1.2
108,163,000	1.875%, due 09/30/17	111,348,725	2.7
34,625,000	2.375%, due 03/31/16	36,315,670	0.9
77,155,000	2.375%, due 07/31/17	81,097,158	2.0
20,920,000	2.625%, due 08/15/20	21,853,220	0.5
26,255,000	2.750%, due 02/15/19	27,937,998	0.7
21,610,000	3.375%, due 11/15/19	23,770,157	0.6
9,190,000	3.500%, due 05/15/20	10,163,203	0.3
4,025,000	8.125%, due 08/15/19	5,548,052	0.1
		1,289,913,860	31.3

	Total U.S. Treasury Obligations
	(Cost $1,540,580,215)	1,535,439,851	37.3

FOREIGN GOVERNMENT BONDS: 3.6%
5,100,000	Asian Development Bank, 2.625%, 02/09/15	5,280,270	0.1
1,950,000	Colombia Government International Bond, 7.375%, 09/18/37	2,505,750	0.1
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/22	3,031,378	0.1
7,000,000	European Investment Bank, 2.375%, 03/14/14	7,101,003	0.2
2,000,000	European Investment Bank, 4.000%, 02/16/21	2,159,560	0.1
3,775,000	Export-Import Bank of Korea, 3.750%, 10/20/16	3,973,361	0.1
10,010,000	Brazil Government International Bond, 6.000%, 01/17/17	11,286,275	0.3
1,000,000	Inter-American Development Bank, 3.200%, 08/07/42	860,656	0.0
6,040,000	Inter-American Development Bank, 3.000%, 04/22/14	6,170,410	0.1
3,695,000	International Finance Corp., 2.250%, 04/11/16	3,850,430	0.1
8,295,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,348,610	0.2
3,700,000	Japan Finance Corp., 2.500%, 05/18/16	3,872,509	0.1
3,810,000	Korea Development Bank, 3.250%, 03/09/16	3,946,916	0.1
10,000,000	KFW, 2.625%, 01/25/22	9,972,990	0.2
3,285,000	Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,449,552	0.1
12,080,000	Mexico Government International Bond, 4.750%, 03/08/44	10,811,600	0.3
2,710,000	Nordic Investment Bank, 5.000%, 02/01/17	3,088,400	0.1
3,695,000	Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	4,082,103	0.1
1,460,000	Panama Government International Bond, 8.875%, 09/30/27	2,025,750	0.0
2,000,000	Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,110,000	0.0
4,000,000	Peru Government International Bond, 6.550%, 03/14/37	4,740,000	0.1
155,000	Peruvian Government International Bond, 7.125%, 03/30/19	188,325	0.0
3,755,000	Petrobras International Finance Co., 5.750%, 01/20/20	3,923,817	0.1

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	$4,066,400	0.1
1,405,000		Poland Government International Bond, 5.125%, 04/21/21	1,531,450	0.0
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,669,133	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,768,087	0.4
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,742,521	0.2
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,324,475	0.1
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,065,938	0.0

		Total Foreign Government Bonds
		(Cost $148,712,502)	147,947,669	3.6

		Total Long-Term Investments
		(Cost $4,098,896,132)	4,120,688,979	100.0

SHORT-TERM INVESTMENTS: 10.9%
		Commercial Paper: 8.7%
27,900,000		ANZ National Int’l Ltd., 0.170%, 11/06/13	27,883,260	0.7
25,000,000		Con Edison, 0.300%, 07/11/13	24,997,708	0.6
250,000		Concord Minutement Capital, 0.230%, 08/16/13	249,877	0.0
27,000,000		Concord Minutement Capital, 0.200%, 08/23/13	26,984,703	0.7
10,500,000		Concord Minutement Capital, 0.370%, 08/28/13	10,493,602	0.3
26,600,000		Crown Point, 0.210%, 08/16/13	26,592,828	0.6
14,500,000		Crown Point, 0.200%, 07/26/13	14,497,902	0.4
20,000,000		Daimler Finance, 0.300%, 08/23/13	19,991,148	0.5
13,500,000		Devon Energy Corp., 0.400%, 09/13/13	13,489,605	0.3
22,000,000		Dominion Resources Inc., 0.280%, 07/24/13	21,995,894	0.5
1,500,000		Dominion Resources Inc., 0.300%, 07/12/13	1,499,850	0.0
7,100,000		Jupiter Securitization Company, 0.240%, 11/22/13	7,093,397	0.2
20,000,000		Kinder Morgan, 0.280%, 07/10/13	19,998,445	0.5
700,000		Kinder Morgan, 0.300%, 07/24/13	699,860	0.0
4,300,000		Kinder Morgan, 0.300%, 07/08/13	4,299,713	0.1
21,000,000		Pacific Gas and Electric, 0.230%, 07/24/13	20,996,780	0.5
25,000,000		The Kroger Co., 0.320%, 07/09/13	24,998,001	0.6
4,000,000		Thunder Bay Funding LLC, 0.230%, 12/06/13	3,996,520	0.1
36,000,000		Thunder Bay Funding LLC, 0.200%, 08/27/13	35,988,361	0.9
1,000,000		Virginia Electric, 0.300%, 07/02/13	999,983	0.0
10,000,000		Vodafone Group PLC, 0.640%, 01/02/14	9,975,000	0.2
7,500,000		Vodafone Group PLC, 0.640%, 12/30/13	7,481,700	0.2
500,000		Vodafone Group PLC, 0.660%, 01/28/14	498,500	0.0
7,000,000		Vodafone Group PLC, 0.610%, 04/17/14	6,965,700	0.2
20,000,000		VW Credit, Inc., 0.280%, 07/15/13	19,997,667	0.5
5,000,000		VW Credit, Inc., 0.300%, 07/08/13	4,999,667	0.1
			357,665,671	8.7

		U.S. Treasury Bills: 0.0%
1,351,000	Z	United States Treasury Bill, 12/12/13
		(Cost $1,350,107)	1,350,608	0.0

		Certificates of Deposit: 0.6%
300,000		Deutsche Bank AG, 0.390%, 09/13/13	300,096	0.0
25,000,000		UBS AG Stamford, 0.330%, 08/14/13	25,005,532	0.6
			25,305,628	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
65,439,716	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $65,439,716)	65,439,716	1.6

	Total Short-Term Investments
	(Cost $449,746,204)	449,761,623	10.9

	Total Investments in Securities (Cost $4,548,642,336)	$4,570,450,602	110.9
	Liabilities in Excess of Other Assets	(450,183,521)	(10.9)
	Net Assets	$4,120,267,081	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

W	Settlement is on a when-issued or delayed-delivery basis.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Cost for federal income tax purposes is $4,552,126,115.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$74,427,177
Gross Unrealized Depreciation	(56,102,690)
Net Unrealized Appreciation	$18,324,487

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$940,886,026	$—	$940,886,026
Collateralized Mortgage Obligations	—	75,454,769	—	75,454,769
Municipal Bonds	—	34,153,896	—	34,153,896
Short-Term Investments	65,439,716	384,321,907	—	449,761,623
U.S. Treasury Obligations	—	1,535,439,851	—	1,535,439,851
Foreign Government Bonds	—	147,947,669	—	147,947,669
Asset-Backed Securities	—	14,379,456	—	14,379,456
U.S. Government Agency Obligations	—	1,372,427,312	—	1,372,427,312
Total Investments, at fair value	$65,439,716	$4,505,010,886	$—	$4,570,450,602
Other Financial Instruments+
Swaps	59,571	245,732	—	305,303
Total Assets	$65,499,287	$4,505,256,618	$—	$4,570,755,905

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING U.S. Bond Index Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2013

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/13 (%) (4)	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.20.V1	Sell	1.000	06/20/18		USD 10,000,000	$59,571	$(1,687)
						$59,571	$(1,687)

ING U.S. Bond Index Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2013:

Credit Default Swaps on Credit Indices—Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD 15,000,000	$92,150	$109,260	$(17,110)
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD 15,000,000	92,149	164,781	(72,632)
Barclays Bank PLC	CDX.NA.IG.20.V1	Sell	1.000	06/20/18	USD 10,000,000	61,433	106,869	(45,436)
						$245,732	$380,910	$(135,178)

(1)	If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

ING U.S. BOND INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.2%
		Consumer Discretionary: 3.6%
11,895		Arcelik A/S	$78,571	0.0
1,793		Axel Springer AG	76,300	0.0
7,013		Bayerische Motoren Werke AG	612,065	0.4
16,006		British Sky Broadcasting PLC	192,824	0.1
4,000		Cablevision Systems Corp.	67,280	0.0
2,547		Cie Generale des Etablissements Michelin	227,741	0.1
14,947		Crown Ltd.	164,775	0.1
19,796		DaimlerChrysler AG	1,195,056	0.7
5,098		Electrolux AB	128,647	0.1
1,253		Eutelsat Communications	35,549	0.0
11,138		Ford Otomotiv Sanayi A/S	153,588	0.1
4,600		H&R Block, Inc.	127,650	0.1
23,096		Harvey Norman Holdings Ltd.	53,601	0.0
19,998		Hennes & Mauritz AB	657,962	0.4
3,000		Jardine Cycle & Carriage Ltd.	100,302	0.1
3,759		Lagardere SCA	104,882	0.1
4,224		Leggett & Platt, Inc.	131,324	0.1
25,288		Marks & Spencer Group PLC	165,466	0.1
1,891		Nokian Renkaat OYJ	76,947	0.0
12,347		Pearson PLC	219,584	0.1
12,614		Reed Elsevier NV	210,079	0.1
19,296		Reed Elsevier PLC	219,439	0.1
1,700		Sankyo Co., Ltd.	80,331	0.1
3,800		Shaw Communications, Inc.—Class B	91,197	0.1
44,000	@	Singapore Press Holdings Ltd.	144,617	0.1
51,459		Tattersall’s Ltd.	148,649	0.1
10,085		Thomson Reuters Corp.	329,103	0.2
21,384		TUI Travel PLC	115,940	0.1
6,269		Wolters Kluwer NV	132,786	0.1
			6,042,255	3.6

		Consumer Staples: 5.8%
29,066		Altria Group, Inc.	1,017,019	0.6
24,500		Astra Agro Lestari Tbk PT	48,458	0.0
7,269		Avon Products, Inc.	152,867	0.1
5,600		British American Tobacco Malaysia Bhd	105,354	0.1
25,097		British American Tobacco PLC	1,287,222	0.8
14,905		Carrefour S.A.	409,389	0.2
1,972		Casino Guichard Perrachon S.A.	184,787	0.1
13,171		Coca-Cola Amatil Ltd.	152,601	0.1
3,733		ConAgra Foods, Inc.	130,394	0.1
1,516		Delhaize Group	93,722	0.1
13,020		Imperial Tobacco Group PLC	451,466	0.3
29,423		J Sainsbury PLC	159,028	0.1
11,160		Koninklijke Ahold NV	165,981	0.1
1,925		KT&G Corp.	125,069	0.1
10,100		Kuala Lumpur Kepong BHD	69,432	0.0
5,938		Lorillard, Inc.	259,372	0.1
19,643		Metcash Ltd.	63,015	0.0
5,362		Metro AG	169,428	0.1
6,400		Natura Cosmeticos S.A.	139,969	0.1
20,825		Parmalat S.p.A.	65,082	0.0
8,726		Reckitt Benckiser PLC	617,251	0.4
9,248		Reynolds American, Inc.	447,326	0.3
900		Safeway, Inc.	21,294	0.0
2,400		Shiseido Co., Ltd.	35,709	0.0
6,936		Svenska Cellulosa AB—B Shares	173,946	0.1
4,752		Sysco Corp.	162,328	0.1
10,702		Tate & Lyle PLC	134,275	0.1
115,166		Tesco PLC	579,958	0.3
16,412		Unilever PLC	664,398	0.4
23,257		Wesfarmers Ltd.	841,583	0.5
34,313		WM Morrison Supermarkets PLC	136,582	0.1
23,687		Woolworths Ltd.	709,586	0.4
			9,773,891	5.8

		Energy: 11.5%
5,927		Aker Solutions ASA	80,915	0.1
5,794		ARC Resources Ltd.	151,668	0.1
2,161		Baytex Energy Corp.	77,876	0.0
6,247		Bonavista Energy Corp.	81,080	0.0
276,369		BP PLC	1,917,997	1.1
4,818		Caltex Australia Ltd.	79,248	0.0
9,557		Canadian Oil Sands Ltd.	176,928	0.1
317,200		China Petroleum & Chemical Corp.	221,965	0.1
44,000		China Shenhua Energy Co., Ltd.	111,851	0.1
475,000		CNOOC Ltd.	795,586	0.5
18,246		ConocoPhillips	1,103,883	0.7
5,527		Cresent Point Energy Corp.	187,457	0.1
2,425		Diamond Offshore Drilling	166,816	0.1
8,727		EnCana Corp.	147,621	0.1
9,331		Enerplus Corp.	137,875	0.1
76,565		ENI S.p.A.	1,571,410	0.9
3,755		Exxaro Resources Ltd.	55,375	0.0
135,000		Formosa Petrochemical Corp.	342,602	0.2
194,291		Gazprom OAO ADR	1,278,435	0.8
14,254		Husky Energy, Inc.	379,763	0.2
39,500		Indo Tambangraya Megah PT	111,596	0.1
32,800		JX Holdings, Inc.	158,372	0.1
5,000		Lightstream Resources Ltd.	37,320	0.0
10,250		Lukoil OAO ADR	587,411	0.4
16,484		Gazprom Neft JSC ADR	292,439	0.2
5,461		OMV AG	246,351	0.1
14,383		Origin Energy Ltd.	164,821	0.1
3,370		Pembina Pipeline Corp.	103,115	0.1
15,501		Pengrowth Energy Corp.	76,201	0.0
11,224		Penn West Petroleum Ltd.	118,462	0.1
244,000		PetroChina Co., Ltd.	264,583	0.2
88,400		Petroleo Brasileiro SA	588,713	0.3

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
6,200		Petronas Dagangan BHD	$49,647	0.0
34,100		PTT PCL	366,703	0.2
32,050		Repsol YPF S.A.	676,411	0.4
42,590		Royal Dutch Shell PLC—Class B	1,410,544	0.8
7,804		Sasol Ltd.	339,769	0.2
1,848		S-Oil Corp.	117,829	0.1
8,436		Spectra Energy Corp.	290,704	0.2
43,363		Statoil ASA	895,796	0.5
4,301		Tatneft ADR	156,201	0.1
34,400		Thai Oil PCL	69,363	0.0
10,000		TonenGeneral Sekiyu KK	96,765	0.1
43,364		Total S.A.	2,118,025	1.3
9,220		TransCanada Corp.	396,959	0.2
7,255		Tupras Turkiye Petrol Rafine	177,153	0.1
2,800		Veresen, Inc.	33,199	0.0
2,063		Vermilion Energy, Inc.	100,845	0.1
10,053		Woodside Petroleum Ltd.	320,168	0.2
3,959		WorleyParsons Ltd.	70,135	0.0
52,000		Yanzhou Coal Mining Co., Ltd.	36,961	0.0
			19,538,912	11.5

		Financials: 27.1%
20,265		Aberdeen Asset Management PLC	117,936	0.1
9,940		ABSA Group Ltd.	149,163	0.1
6,167		Admiral Group PLC	124,229	0.1
15,320		African Bank Investments Ltd.	25,293	0.0
5,588		Ageas	196,073	0.1
7,713		Allianz AG	1,125,794	0.7
18,627		Amlin PLC	111,432	0.1
67,082		AMP Ltd.	259,434	0.1
20,000		Aozora Bank Ltd.	62,461	0.0
3,300		Ares Capital Corp.	56,760	0.0
14,118		Ashmore Group PLC	73,696	0.0
6,140		ASX Ltd.	185,157	0.1
69,560		Australia & New Zealand Banking Group Ltd.	1,805,740	1.1
89,122		Aviva PLC	459,351	0.3
47,558		AXA S.A.	937,492	0.5
1,076		Baloise Holding AG	104,507	0.1
1,244,109		Banco de Chile	179,497	0.1
67,900		Banco do Brasil S.A.	672,199	0.4
49,100		Banco Santander Brasil S.A.	298,603	0.2
1,655		Bank Handlowy w Warszawie	46,236	0.0
1,497,800		Bank of China Ltd.	613,596	0.4
8,613	@	Bank of Montreal	499,565	0.3
12,625		Bank of Nova Scotia	674,886	0.4
3,310		Bank Pekao S.A.	149,396	0.1
126,922		Barclays PLC	540,532	0.3
57,282		Banco Bilbao Vizcaya Argentaria S.A.	481,388	0.3
7,375		Bendigo Bank Ltd.	67,628	0.0
35,300		BM&F Bovespa S.A.	193,953	0.1
14,670		BNP Paribas	803,106	0.5
166,000		BOC Hong Kong Holdings Ltd.	507,808	0.3
14,780		British Land Co. PLC	127,324	0.1
65,464	@	CaixaBank	201,076	0.1
5,979		Canadian Imperial Bank of Commerce	424,334	0.2
278,000		China Citic Bank	127,708	0.1
3,293,000		China Construction Bank	2,314,053	1.4
89,791		Chinatrust Financial Holding Co., Ltd.	55,421	0.0
146,000		Chongqing Rural Commercial Bank	61,370	0.0
34,000		Sumitomo Mitsui Trust Holdings, Inc.	158,639	0.1
5,612		CI Financial Corp.	161,524	0.1
3,491		Cincinnati Financial Corp.	160,237	0.1
14,634		CNP Assurances	210,114	0.1
40,014		Commonwealth Bank of Australia	2,518,734	1.5
7,766,547		Corpbanca	89,429	0.0
1,400		Daito Trust Construction Co., Ltd.	131,908	0.1
26,000		DBS Group Holdings Ltd.	316,365	0.2
3,424		Delta Lloyd NV	68,617	0.0
4,053		Deutsche Boerse AG	266,517	0.2
6,413		Duke Realty Corp.	99,979	0.1
977	@	Euler Hermes SA	98,494	0.0
11,768		Gjensidige Forsikring ASA	173,368	0.1
16,589		Great-West Lifeco, Inc.	450,018	0.3
74,000		Guangzhou R&F Properties Co., Ltd.	106,058	0.1
8,853		Hammerson PLC	65,643	0.0
29,300		Hang Seng Bank Ltd.	431,490	0.3
2,203		Hannover Rueckversicheru—Reg	158,411	0.1
3,511		Hargreaves Lansdown PLC	47,424	0.0
6,338		HCP, Inc.	287,999	0.2
3,007		Health Care Real Estate Investment Trust, Inc.	201,559	0.1
11,300		Hong Kong Exchanges and Clearing Ltd.	169,719	0.1
3,800		Hospitality Properties Trust	99,864	0.1
271,296		HSBC Holdings PLC	2,808,513	1.7
13,064		Hudson City Bancorp., Inc.	119,666	0.1
14,717		ICAP PLC	81,258	0.0
4,800		IGM Financial, Inc.	205,793	0.1
1,299,000		Industrial and Commercial Bank of China Ltd.	814,125	0.5
6,930		Industrial Bank Of Korea	66,107	0.0
35,611		Insurance Australia Group	176,763	0.1
227,366		Intesa Sanpaolo S.p.A.	363,907	0.2
1,362		Investor AB	35,492	0.0
34,000		Keppel Land Ltd.	89,408	0.0
4,900		Kimco Realty Corp.	105,007	0.1
901		Kinnevik Investment AB	23,099	0.0
4,360		Klepierre	171,824	0.1
591		Komercni Banka AS	109,710	0.1
147,800		Krung Thai Bank PCL	96,050	0.1
122,532		Legal & General Group PLC	319,364	0.2
10,777		Lend Lease Corp., Ltd.	82,167	0.0

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
3,438		Liberty Property Trust	$127,068	0.1
2,161		Macerich Co.	131,756	0.1
5,894		Macquarie Group Ltd.	224,803	0.1
187,000		Malayan Banking BHD	613,516	0.4
81,999		Man Group PLC	103,583	0.1
24,531		Manulife Financial Corp.	392,561	0.2
72,194		Corp. Mapfre S.A.	234,889	0.1
9,335		Mediobanca S.p.A.	48,549	0.0
145,849	@	Mega Financial Holdings Co., Ltd.	110,179	0.1
6,400		Mitsui Sumitomo Insurance Group Holdings, Inc.	162,113	0.1
361,400		Mizuho Financial Group, Inc.	750,517	0.4
39,485		MMI Holdings Ltd.	88,410	0.0
3,362		Muenchener Rueckversicherungs AG	617,639	0.4
69,392		National Australia Bank Ltd.	1,877,058	1.1
1,376		National Bank Of Canada	98,179	0.0
48,787		Natixis	204,842	0.1
78,552		New World Development Ltd.	107,897	0.1
12,557		New York Community Bancorp., Inc.	175,798	0.1
7,850		NKSJ Holdings, Inc.	186,552	0.1
50,243		Nordea Bank AB	561,077	0.3
3,045		NYSE Euronext	126,063	0.1
44,773		Old Mutual PLC	122,908	0.1
6,903		Old Republic International Corp.	88,842	0.0
3,100		Omega Healthcare Investors, Inc.	96,162	0.0
7,500		People’s United Financial, Inc.	111,750	0.1
2,600		Piedmont Office Realty Trust, Inc.	46,488	0.0
18,845		Platinum Asset Management Ltd.	94,056	0.1
3,029		Plum Creek Timber Co., Inc.	141,363	0.1
3,125		Pohjola Bank PLC	45,919	0.0
7,936		Power Corp. of Canada	212,945	0.1
11,987		Power Financial Corp.	348,543	0.2
20,869	@	Powszechna Kasa Oszczednosci Bank Polski S.A.	223,555	0.1
3,340		Principal Financial Group, Inc.	125,083	0.1
30,393		Prudential PLC	496,101	0.3
1,552		Powszechny Zaklad Ubezpieczen SA	191,226	0.1
23,871		QBE Insurance Group Ltd.	330,507	0.2
2,427	@	Raiffeisen International Bank Holding AG	70,659	0.0
7,995		Ratos AB	62,003	0.0
2,510		Realty Income Corp.	105,219	0.1
2,161		Regency Centers Corp.	109,800	0.1
36,500		Resona Holdings, Inc.	177,762	0.1
6,156		RioCan Real Estate Investment Trust	147,915	0.1
17,452	@	Royal Bank of Canada	1,016,886	0.6
101,946		Royal & Sun Alliance Insurance Group	184,951	0.1
11,520		Sampo OYJ	448,585	0.3
26,913		Sanlam Ltd.	125,073	0.1
5,036		Scor S.A.	154,566	0.1
23,291		Segro PLC	98,808	0.1
4,000		Senior Housing Properties Trust	103,720	0.1
23,000		Singapore Exchange Ltd.	127,130	0.1
62,000		Sino Land Co.	86,687	0.0
27,755		Skandinaviska Enskilda Banken AB	264,977	0.2
16,475		Standard Bank Group Ltd.	185,652	0.1
26,457		Standard Chartered PLC	574,395	0.3
53,831		Standard Life PLC	283,297	0.2
18,400		Sumitomo Mitsui Financial Group, Inc.	842,224	0.5
28,000		Sun Hung Kai Properties Ltd.	359,577	0.2
10,569		Sun Life Financial, Inc.	313,040	0.2
29,040		Suncorp-Metway Ltd.	315,407	0.2
8,745		Svenska Handelsbanken AB	350,364	0.2
14,146		Swedbank AB	324,008	0.2
813		Vienna Insurance Group	37,714	0.0
93,905		Westpac Banking Corp.	2,465,474	1.5
			45,928,950	27.1

		Health Care: 10.0%
5,900		Astellas Pharma, Inc.	320,512	0.2
26,620		AstraZeneca PLC	1,258,570	0.8
19,718		Bristol-Myers Squibb Co.	881,198	0.5
703		Cochlear Ltd.	39,455	0.0
12,000		Daiichi Sankyo Co., Ltd.	199,978	0.1
4,300		Eisai Co., Ltd.	175,243	0.1
16,010		Eli Lilly & Co.	786,411	0.5
79,557		GlaxoSmithKline PLC	1,988,637	1.2
37,080		Merck & Co., Inc.	1,722,366	1.0
34,153		Novartis AG	2,419,076	1.4
84,839		Pfizer, Inc.	2,376,340	1.4
8,676		Roche Holding AG—Genusschein	2,153,360	1.3
18,420		Sanofi	1,904,260	1.1
1,300		Shionogi & Co., Ltd.	27,110	0.0
5,727		Sonic Healthcare Ltd.	77,803	0.1
12,500		Takeda Pharmaceutical Co., Ltd.	563,675	0.3
			16,893,994	10.0

		Industrials: 6.9%
12,086		Abertis Infraestructuras S.A.	210,581	0.1
14,822		ACS Actividades de Construccion y Servicios S.A.	392,102	0.2
21,000		Asahi Glass Co., Ltd.	136,118	0.1
15,929		Altantia S.p.A.	259,805	0.2
77,237		BAE Systems PLC	449,791	0.3
8,490		Balfour Beatty PLC	30,694	0.0
7,995		Bouygues S.A.	203,726	0.1
24,090		Brambles Ltd.	205,202	0.1
46,000		China Merchants Holdings International Co., Ltd.	142,295	0.1
7,618		Cie de Saint-Gobain	308,683	0.2

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
67,000		Citic Pacific Ltd.	$71,444	0.0
12,000		Dai Nippon Printing Co., Ltd.	109,497	0.1
20,791		Deutsche Post AG	515,989	0.3
87,610	@	Far Eastern New Century Corp.	94,540	0.1
12,770		Ferrovial SA	203,872	0.1
25,000		Hopewell Holdings	82,974	0.0
163,043		Hutchison Port Holdings Trust	119,837	0.1
3,280	@	IMI PLC	61,823	0.0
1,197		Iron Mountain, Inc.	31,852	0.0
24,900		Itochu Corp.	287,941	0.2
24,900		Keppel Corp., Ltd.	203,666	0.1
16,065		Koninklijke Philips Electronics NV	437,947	0.3
2,239		Koninklijke Boskalis Westminster NV	81,564	0.0
1,036		Kuehne & Nagel International AG	113,665	0.1
2,768		Legrand S.A.	128,338	0.1
4,267		Lockheed Martin Corp.	462,799	0.3
3,132		Metso OYJ	106,089	0.1
22,500		Mitsubishi Corp.	384,383	0.2
28,400		Mitsui & Co., Ltd.	356,142	0.2
23,437		Orkla ASA	191,891	0.1
5,200		Pitney Bowes, Inc.	76,336	0.0
2,811		Randstad Holdings NV	115,555	0.1
4,745		Rexel SA	106,908	0.1
5,990		Scania AB—B Shares	119,841	0.1
6,732		Schneider Electric S.A.	488,920	0.3
41,000		SembCorp Marine Ltd.	138,939	0.1
96		SGS S.A.	206,104	0.1
21,000		SIA Engineering Co., Ltd.	83,503	0.0
11,973		Siemens AG	1,212,422	0.7
40,000		Singapore Airlines Ltd.	319,277	0.2
8,895		Skanska AB	147,410	0.1
5,831		SKF AB—B Shares	136,604	0.1
4,787		Smiths Group PLC	95,237	0.1
78,796		Snam Rete Gas S.p.A.	358,783	0.2
61,000		Singapore Technologies Engineering Ltd.	200,944	0.1
17,200		Sumitomo Corp.	214,374	0.1
23,800		Sydney Airport	73,438	0.0
17,228		Toll Holdings Ltd.	83,382	0.0
5,000		Toppan Printing Co., Ltd.	34,686	0.0
1,889		Vallourec	95,860	0.1
9,060		Vinci S.A.	454,452	0.3
6,303		Waste Management, Inc.	254,200	0.2
82,000		Yangzijiang Shipbuilding Holdings Ltd.	53,520	0.0
6,515		Zardoya Otis SA	92,261	0.1
110,000		Zhejiang Expressway Co., Ltd.	89,561	0.0
			11,637,767	6.9

		Information Technology: 1.6%
10,398	@	Asustek Computer, Inc.	88,953	0.1
14,600		Canon, Inc.	478,490	0.3
117,720		Compal Electronics, Inc.	65,818	0.0
2,411		Computershare Ltd.	22,606	0.0
35,000		Delta Electronics, Inc.	158,952	0.1
34,064		Telefonaktiebolaget LM Ericsson	386,280	0.2
26,000		HTC Corp.	205,996	0.1
33,390	@	Lite-On Technology Corp.	58,364	0.0
26,000		MediaTek, Inc.	299,743	0.2
3,290		Microchip Technology, Inc.	122,553	0.0
4,606		Paychex, Inc.	168,211	0.1
53,220		Quanta Computer, Inc.	114,474	0.1
11,000		Ricoh Co., Ltd.	130,353	0.1
6,002		Sage Group PLC/The	31,020	0.0
66,560		Siliconware Precision Industries Co.	83,797	0.1
21,840		STMicroelectronics NV	196,272	0.1
306,000		United Microelectronics Corp.	146,448	0.1
60,267	@	Wistron Corp.	60,768	0.0
			2,819,098	1.6

		Materials: 6.2%
2,541		Akzo Nobel NV	143,378	0.1
20,765		Amcor Ltd.	191,909	0.1
72,387	@	Asia Cement Corp.	88,901	0.1
11,810		BASF AG	1,053,370	0.6
42,874		BHP Billiton Ltd.	1,234,039	0.7
27,412		BHP Billiton PLC	698,951	0.4
249,810		China Steel Corp.	204,241	0.1
34,000		Cia Siderurgica Nacional S.A.	91,882	0.1
9,406		CRH PLC	190,308	0.1
73,936		Eregli Demir ve Celik Fabrikalari TAS	76,147	0.0
16,433		Fletcher Building Ltd.	107,020	0.1
169,000		Formosa Chemicals & Fibre Co.	413,307	0.2
157,000		Formosa Plastics Corp.	378,702	0.2
11,052		Fresnillo PLC	149,212	0.1
113,500		Grupo Mexico SA de CV Series B	328,479	0.2
9,078		Iluka Resources Ltd.	81,812	0.1
6,785		Impala Platinum Holdings Ltd.	63,902	0.0
26,903		Incitec Pivot Ltd.	70,046	0.0
254,000		Vale Indonesia Tbk PT	51,550	0.0
30,056		Israel Chemicals Ltd.	295,163	0.2
2,756		K+S AG	101,853	0.1
9,703		Kazakhmys PLC	38,299	0.0
6,432		KGHM Polska Miedz SA	233,931	0.1
1,952		Koninklijke DSM NV	127,257	0.1
7,269		Kumba Iron Ore Ltd.	339,226	0.2
20,937		MMC Norilsk Nickel ADR	301,675	0.2
199,000	@	Nan Ya Plastics Corp.	416,653	0.2
7,185		Novolipetsk Steel GDR	94,382	0.1
3,200		Nucor Corp.	138,624	0.1
5,885		Orica Ltd.	110,935	0.1
8,374		OZ Minerals Ltd.	31,427	0.0
98,300		Petronas Chemicals Group Bhd	205,852	0.1
6,800		Phosagro OAO GDR	82,280	0.0
57,300		PTT Global Chemical PCL	126,510	0.1
10,574		Rexam PLC	76,738	0.0
14,782		Rio Tinto PLC	601,172	0.4
16,749		Southern Copper Corp.	462,607	0.3
16,514		Stora Enso OYJ (Euro Denominated Security)	110,582	0.1
84,000		Taiwan Cement Corp.	102,919	0.1

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
13,720		UPM-Kymmene OYJ	$134,468	0.1
44,900		Vale SA	586,566	0.3
2,910		Voestalpine AG	102,907	0.1
			10,439,182	6.2

		Telecommunication Services: 15.9%
45,900		Advanced Info Service PCL	414,956	0.2
85,200		AT&T, Inc.	3,016,080	1.8
12,164		BCE, Inc.	498,728	0.3
11,128		Belgacom S.A.	249,156	0.2
4,911		Bell Aliant, Inc.	131,962	0.1
118,161		Bezeq Israeli Telecommunication Corp., Ltd.	157,099	0.1
86,485		BT Group PLC	406,028	0.2
12,498		CenturyTel, Inc.	441,804	0.3
244,000		China Mobile Ltd.	2,527,073	1.5
140,673		Chunghwa Telecom Co., Ltd.	470,692	0.3
102,186		Deutsche Telekom AG	1,190,517	0.7
135,200		Digi.Com BHD	203,338	0.1
2,520		Elisa OYJ	49,205	0.0
5,131		Empresa Nacional de Telecom	85,845	0.0
44,159		Far EasTone Telecommunications Co., Ltd.	118,351	0.1
106,232	@	France Telecom S.A.	1,005,948	0.6
45,353		Frontier Communications Corp.	183,680	0.1
2,740		Globe Telecom, Inc.	102,022	0.1
6,913		Inmarsat PLC	70,797	0.0
4,463		KT Corp.	139,539	0.1
130,100		Maxis Bhd	282,790	0.2
18,908		Mobile Telesystems OJSC ADR	358,118	0.2
26,519		MTN Group Ltd.	493,238	0.3
15,900		Nippon Telegraph & Telephone Corp.	828,722	0.5
548		NTT DoCoMo, Inc.	852,526	0.5
23,300		Oi SA	46,154	0.0
3,435		Philippine Long Distance Telephone Co.	233,286	0.1
49,574		Portugal Telecom SGPS S.A.	192,863	0.1
5,818		Rogers Communications, Inc.—Class B (Canadian Denominated Security)	227,918	0.1
80,333		Shin Corp. PCL	223,466	0.1
355,000		Singapore Telecommunications Ltd.	1,051,445	0.6
1,582		SK Telecom Co., Ltd.	290,938	0.2
50,000		StarHub Ltd.	164,400	0.1
1,012		Swisscom AG	443,024	0.3
55,000		Taiwan Mobile Co., Ltd.	216,681	0.1
20,808		TDC A/S	168,640	0.1
14,336		Tele2 AB	168,298	0.1
74,696		Telecom Corp. of New Zealand Ltd.	130,071	0.1
283,608		Telecom Italia S.p.A.	197,674	0.1
10,278	@	Telefonica O2 Czech Republic A/S	141,423	0.1
9,407		Telekom Austria AG	59,530	0.0
37,804		Telekomunikacja Polska S.A.	86,735	0.1
251,000		Telekomunikasi Indonesia Tbk PT	279,528	0.2
23,159		Telenor ASA	460,008	0.3
77,904		TeliaSonera AB	507,679	0.3
390,815		Telstra Corp., Ltd.	1,699,064	1.0
4,752		TELUS Corp.	138,715	0.1
80,328		Turk Telekomunikasyon AS	310,896	0.2
38,366		Verizon Communications, Inc.	1,931,344	1.1
26,872		Vivendi	509,265	0.3
20,419		Vodacom Group Pty Ltd.	216,687	0.1
846,681	@	Vodafone Group PLC	2,426,329	1.4
17,210		Windstream Corp.	132,689	0.1
			26,932,964	15.9

		Utilities: 8.6%
85,300		Aboitiz Power Corp.	68,714	0.0
1,579	@	Acciona SA	83,248	0.0
98,614	@	AES Gener SA	64,248	0.0
2,400		AES Tiete SA	21,221	0.0
8,066		AGL Energy Ltd.	106,730	0.1
36,976		Aguas Andinas SA	26,339	0.0
2,456		Alliant Energy Corp.	123,832	0.1
4,510		Ameren Corp.	155,324	0.1
7,534		American Electric Power Co., Inc.	337,373	0.2
7,467		CenterPoint Energy, Inc.	175,400	0.1
22,400		Centrais Eletricas Brasileiras SA	46,580	0.0
88,289		Centrica PLC	482,918	0.3
10,896		CEZ A/S	261,204	0.1
11,400		Chubu Electric Power Co., Inc.	161,481	0.1
4,700		Chugoku Electric Power Co., Inc.	73,697	0.0
11,140		Cia Energetica de Minas Gerais	99,051	0.1
30,500		CLP Holdings Ltd.	246,557	0.1
900		CMS Energy Corp.	24,453	0.0
3,887		Consolidated Edison, Inc.	226,651	0.1
18,700		CPFL Energia S.A.	171,131	0.1
7,035		Dominion Resources, Inc.	399,729	0.2
3,655		Drax Group PLC	32,435	0.0
2,522		DTE Energy Co.	168,999	0.1
9,043		Duke Energy Corp.	610,403	0.4
38,262		E.ON AG	627,060	0.4
9,300		EDP—Energias do Brasil S.A.	46,680	0.0
38,265		Electricite de France SA	887,996	0.5
4,297		Enagas	106,204	0.1
285,460		Enel S.p.A.	895,760	0.5
97,285		Energias de Portugal S.A.	313,816	0.2
2,231		Entergy Corp.	155,456	0.1
10,861		Exelon Corp.	335,388	0.2
5,818		FirstEnergy Corp.	217,244	0.1
16,689		Fortum OYJ	312,639	0.2
13,630	@	Gas Natural SDG S.A.	274,610	0.2
55,524		Gaz de France	1,089,088	0.6
30,000		Power Assets Holdings Ltd.	258,240	0.1

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
1,550		Integrys Energy Group, Inc.	$90,722	0.1
14,000		Kansai Electric Power Co., Inc.	191,636	0.1
8,600		Kyushu Electric Power Co., Inc.	129,612	0.1
6,800		Light S.A.	47,236	0.0
13,000		Manila Electric Co.	98,994	0.1
67,975		National Grid PLC	770,544	0.5
5,673		Pacific Gas & Electric Co.	259,426	0.2
6,483		Pepco Holdings, Inc.	130,697	0.1
319,500		Perusahaan Gas Negara PT	184,700	0.1
2,260		Pinnacle West Capital Corp.	125,362	0.1
7,175		PPL Corp.	217,116	0.1
6,012		Public Service Enterprise Group, Inc.	196,352	0.1
1,774	@	Red Electrica de Espana	97,547	0.1
11,430		RWE AG	364,364	0.2
2,652		SCANA Corp.	130,213	0.1
18,055		Scottish & Southern Energy PLC	418,113	0.2
3,992		Severn Trent PLC	101,085	0.1
10,272		Southern Co.	453,303	0.3
10,697		Suez Environnement S.A.	138,253	0.1
15,700		Tauron Polska Energia SA	20,329	0.0
5,300		TECO Energy, Inc.	91,107	0.1
48,478		Terna S.p.A	201,443	0.1
7,400		Tractebel Energia S.A.	115,045	0.1
4,700		Transalta Corp.	64,398	0.0
13,495		United Utilities Group PLC	140,405	0.1
8,032		Vector Ltd.	16,663	0.0
11,230		Veolia Environnement	128,214	0.1
			14,610,778	8.6

		Total Common Stock
		(Cost $148,580,848)	164,617,791	97.2

RIGHTS: 0.0%
		Energy: 0.0%
32,034	@	Repsol SA	17,846	0.0

		Financials: —%
981	@	New World Development Ltd.	—	—

		Total Rights
		(Cost $18,839)	17,846	0.0

		Total Long-Term Investments
		(Cost $148,599,687)	164,635,637	97.2

SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
3,318,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,318,000)	3,318,000	2.0

		Total Short-Term Investments
		(Cost $3,318,000)	3,318,000	2.0

		Total Investments in Securities (Cost $151,917,687)	$167,953,637	99.2
		Assets in Excess of Other Liabilities	1,360,152	0.8
		Net Assets	$169,313,789	100.0

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Cost for federal income tax purposes is $154,222,590.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$30,358,421
Gross Unrealized Depreciation	(16,627,374)
Net Unrealized Appreciation	$13,731,047

See Accompanying Notes to Financial Statements

ING WISDOMTREESM GLOBAL HIGH-YIELDING EQUITY INDEX PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$746,554	$5,295,701	$—	$6,042,255
Consumer Staples	2,525,070	7,248,821	—	9,773,891
Energy	5,684,567	13,854,345	—	19,538,912
Financials	9,123,840	36,805,110	—	45,928,950
Health Care	5,766,315	11,127,679	—	16,893,994
Industrials	1,028,527	10,609,240	—	11,637,767
Information Technology	290,764	2,528,334	—	2,819,098
Materials	1,690,438	8,748,744	—	10,439,182
Telecommunication Services	7,503,100	19,429,864	—	26,932,964
Utilities	5,395,193	9,215,585	—	14,610,778
Total Common Stock	39,754,368	124,863,423	—	164,617,791
Rights	17,846	—	—	17,846
Short-Term Investments	3,318,000	—	—	3,318,000
Total Investments, at fair value	$43,090,214	$124,863,423	$—	$167,953,637
Liabilities Table
Other Financial Instruments+
Futures	$(154,867)	$—	$—	$(154,867)
Total Liabilities	$(154,867)	$—	$—	$(154,867)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

ING WisdomTree(SM) Global High-Yielding Equity Index Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	37	09/20/13	$3,033,445	$(123,417)
Mini MSCI Emerging Markets Index	20	09/20/13	933,700	(7,781)
S&P 500 E-Mini	13	09/20/13	1,039,545	(23,669)
			$5,006,690	$(154,867)

See Accompanying Notes to Financial Statements

ING INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 11.8%
96,434		ADT Corp.	$3,842,895	0.6
6,465	@	Amazon.com, Inc.	1,795,266	0.3
197,692		Best Buy Co., Inc.	5,402,922	0.8
250,658		Comcast Corp. — Class A	10,497,557	1.5
118,287	@	Delphi Automotive PLC	5,995,968	0.9
65,413	@	Discovery Communications, Inc. — Class A	5,050,538	0.7
138,340		Gap, Inc.	5,772,928	0.9
26,634		Harley-Davidson, Inc.	1,460,076	0.2
56,106		Home Depot, Inc.	4,346,532	0.6
99,791		International Game Technology	1,667,508	0.3
101,491		Lowe’s Cos., Inc.	4,150,982	0.6
120,136		Macy’s, Inc.	5,766,528	0.9
15,813		McDonald’s Corp.	1,565,487	0.2
80,835	@	Michael Kors Holdings Ltd.	5,013,387	0.7
41,075		Petsmart, Inc.	2,751,614	0.4
35,948		Ross Stores, Inc.	2,329,790	0.3
47,884		Six Flags Entertainment Corp.	1,683,601	0.3
115,012		Starbucks Corp.	7,532,136	1.1
41,181	@	Urban Outfitters, Inc.	1,656,300	0.2
33,083		Walt Disney Co.	2,089,191	0.3
			80,371,206	11.8

		Consumer Staples: 10.1%
51,391		Altria Group, Inc.	1,798,171	0.3
100,956		Coca-Cola Co.	4,049,345	0.6
149,106		Coca-Cola Enterprises, Inc.	5,242,567	0.8
66,344		Costco Wholesale Corp.	7,335,656	1.1
29,300		CVS Caremark Corp.	1,675,374	0.2
73,275		Hillshire Brands Co.	2,423,937	0.4
53,569		JM Smucker Co.	5,525,642	0.8
123,513		Kraft Foods Group, Inc.	6,900,671	1.0
56,502		Lorillard, Inc.	2,468,008	0.4
33,418		PepsiCo, Inc.	2,733,258	0.4
40,054		Philip Morris International, Inc.	3,469,478	0.5
180,212		Procter & Gamble Co.	13,874,522	2.0
73,039		Safeway, Inc.	1,728,103	0.2
75,640		Walgreen Co.	3,343,288	0.5
33,739		Wal-Mart Stores, Inc.	2,513,218	0.4
70,832		Whole Foods Market, Inc.	3,646,431	0.5
			68,727,669	10.1

		Energy: 10.8%
68,061		Chevron Corp.	8,054,339	1.2
22,596		ConocoPhillips	1,367,058	0.2
29,081	@	Ensco PLC	1,690,188	0.2
35,408		EOG Resources, Inc.	4,662,525	0.7
39,600		EQT Corp.	3,143,052	0.5
239,441		ExxonMobil Corp.	21,633,494	3.2
163,993		Halliburton Co.	6,841,788	1.0
75,571		Marathon Oil Corp.	2,613,245	0.4
31,072		Marathon Petroleum Corp.	2,207,976	0.3
76,889		Occidental Petroleum Corp.	6,860,806	1.0
66,218		Range Resources Corp.	5,119,976	0.8
45,839		Royal Dutch Shell PLC — Class A ADR	2,924,528	0.4
22,533		Schlumberger Ltd.	1,614,715	0.2
129,487	L	Statoil ASA ADR	2,679,086	0.4
55,072		Valero Energy Corp.	1,914,853	0.3
			73,327,629	10.8

		Financials: 18.7%
18,680		American Express Co.	1,396,517	0.2
72,866		Ameriprise Financial, Inc.	5,893,402	0.9
269,724		Bank of America Corp.	3,468,651	0.5
56,219	@	Berkshire Hathaway, Inc.	6,292,030	0.9
5,702		Blackrock, Inc.	1,464,559	0.2
80,469		Blackstone Group LP	1,694,677	0.2
88,910		Citigroup, Inc.	4,265,013	0.6
46,148		Comerica, Inc.	1,838,075	0.3
84,537		Discover Financial Services	4,027,343	0.6
87,639		Equifax, Inc.	5,164,566	0.8
246,857		Fifth Third Bancorp.	4,455,769	0.7
13,454		Franklin Resources, Inc.	1,830,013	0.3
309,833		Host Hotels & Resorts, Inc.	5,226,883	0.8
115,813	@	Invesco Ltd.	3,682,853	0.5
278,914		JPMorgan Chase & Co.	14,723,870	2.2
161,296		Lincoln National Corp.	5,882,465	0.9
18,596		M&T Bank Corp.	2,078,103	0.3
163,358		ProLogis, Inc.	6,161,864	0.9
71,987		Prudential Financial, Inc.	5,257,210	0.8
195,448		Regions Financial Corp.	1,862,619	0.3
75,885		Travelers Cos., Inc.	6,064,729	0.9
123,037	@	UnumProvident Corp.	3,613,597	0.5
65,059		US Bancorp.	2,351,883	0.3
44,573		Visa, Inc.	8,145,716	1.2
55,184		Weingarten Realty Investors	1,698,012	0.2
316,023		Wells Fargo & Co.	13,042,269	1.9
170,611	@	XL Group PLC	5,172,925	0.8
			126,755,613	18.7

		Health Care: 12.3%
39,544		AbbVie, Inc.	1,634,749	0.2
89,463		Amgen, Inc.	8,826,420	1.3
29,251		Bristol-Myers Squibb Co.	1,307,227	0.2
64,117	@	Celgene Corp.	7,495,918	1.1
70,147		Cigna Corp.	5,084,956	0.8
39,543	@	Express Scripts Holding Co.	2,439,408	0.4
172,764	@	Gilead Sciences, Inc.	8,847,244	1.3
45,978		HCA Holdings, Inc.	1,657,967	0.2
153,585		Johnson & Johnson	13,186,808	1.9
45,823		McKesson Corp.	5,246,733	0.8
50,748		Medtronic, Inc.	2,612,000	0.4
197,164		Merck & Co., Inc.	9,158,268	1.3

See Accompanying Notes to Financial Statements

1

ING INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
242,355		Pfizer, Inc.	$6,788,363	1.0
63,030		WellPoint, Inc.	5,158,375	0.8
55,871		Zimmer Holdings, Inc.	4,186,973	0.6
			83,631,409	12.3

		Industrials: 9.0%
90,761		Ametek, Inc.	3,839,190	0.6
40,458		Avery Dennison Corp.	1,729,984	0.2
26,449	@	BE Aerospace, Inc.	1,668,403	0.2
70,002		Boeing Co.	7,171,005	1.1
24,211		Dover Corp.	1,880,226	0.3
94,938		Flowserve Corp.	5,127,601	0.7
27,259		Fluor Corp.	1,616,731	0.2
82,439		General Dynamics Corp.	6,457,447	0.9
348,569		General Electric Co.	8,083,315	1.2
56,192		Northrop Grumman Corp.	4,652,698	0.7
46,769		Roper Industries, Inc.	5,809,645	0.9
265,402		Southwest Airlines Co.	3,421,032	0.5
55,849		Union Pacific Corp.	8,616,384	1.3
14,376		United Technologies Corp.	1,336,106	0.2
			61,409,767	9.0

		Information Technology: 16.6%
53,420		Apple, Inc.	21,158,594	3.1
88,798		Applied Materials, Inc.	1,323,978	0.2
72,427		Broadcom Corp.	2,445,136	0.4
441,883		Cisco Systems, Inc.	10,742,176	1.6
51,001		Computer Sciences Corp.	2,232,314	0.3
275,475		EMC Corp.	6,506,719	1.0
18,722	@	Google, Inc. — Class A	16,482,287	2.4
49,968		Hewlett-Packard Co.	1,239,206	0.2
33,313		International Business Machines Corp.	6,366,447	0.9
97,271		Intel Corp.	2,355,904	0.4
99,852		Intuit, Inc.	6,093,968	0.9
35,643		KLA-Tencor Corp.	1,986,384	0.3
274,246		Microsoft Corp.	9,469,714	1.4
152,426	@	NetApp, Inc.	5,758,654	0.9
319,246		Oracle Corp.	9,807,237	1.4
26,837		Qualcomm, Inc.	1,639,204	0.2
76,391	@	Seagate Technology	3,424,609	0.5
54,428		Western Digital Corp.	3,379,435	0.5
			112,411,966	16.6

		Materials: 3.0%
11,835		CF Industries Holdings, Inc.	2,029,702	0.3
75,864		Eastman Chemical Co.	5,311,239	0.8
56,348		Freeport-McMoRan Copper & Gold, Inc.	1,555,768	0.2
74,531		International Paper Co.	3,302,469	0.5
31,682	@	LyondellBasell Industries NV Class A	2,099,249	0.3
46,292		Monsanto Co.	4,573,650	0.7
39,346		Nucor Corp.	1,704,469	0.2
			20,576,546	3.0

		Telecommunication Services: 3.5%
177,553		AT&T, Inc.	6,285,376	0.9
153,536		CenturyTel, Inc.	5,427,498	0.8
243,659		Verizon Communications, Inc.	12,265,794	1.8
			23,978,668	3.5

		Utilities: 2.8%
232,171		CenterPoint Energy, Inc.	5,453,697	0.8
84,487		DTE Energy Co.	5,661,474	0.8
38,097		Edison International	1,834,752	0.3
22,954		Entergy Corp.	1,599,435	0.2
118,486		Great Plains Energy, Inc.	2,670,674	0.4
29,737		Pinnacle West Capital Corp.	1,649,511	0.3
			18,869,543	2.8

		Total Common Stock (Cost $589,418,479)	670,060,016	98.6

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateralcc(1): 0.2%
85,255		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.10%, due 07/01/13 (Repurchase Amount $85,256, collateralized by various U.S. Government Securities, 0.000%–8.125%, Market Value plus accrued interest $86,960, due 07/05/13–11/15/41)	85,255	0.0
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 3.500%–4.000%, Market Value plus accrued interest $1,020,000, due 01/01/42–12/01/42)	1,000,000	0.2
			1,085,255	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.3%
9,226,715		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $9,226,715)	9,226,715	1.3

		Total Short-Term Investments (Cost $10,311,970)	10,311,970	1.5

See Accompanying Notes to Financial Statements

2

ING INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $599,730,449)	$680,371,986	100.1
	Liabilities in Excess of Other Assets	(580,745)	(0.1)
	Net Assets	$679,791,241	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $602,398,213.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$89,186,133
Gross Unrealized Depreciation	(11,212,360)
Net Unrealized Appreciation	$77,973,773

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock*	$670,060,016	$—	$—	$670,060,016
Short-Term Investments	9,226,715	1,085,255	—	10,311,970
Total Investments, at fair value	$679,286,731	$1,085,255	$—	$680,371,986
Liabilities Table
Other Financial Instruments+
Futures	$(100,565)	$—	$—	$(100,565)
Total Liabilities	$(100,565)	$—	$—	$(100,565)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the 0Portfolio of Investments.

ING Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	84	09/20/13	$6,717,060	$(100,565)
			$6,717,060	$(100,565)

See Accompanying Notes to Financial Statements

3

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 13.3%
7,273		Advance Auto Parts, Inc.	$590,349	0.1
160,748	@	Aeropostale, Inc.	2,218,322	0.3
40,103	@	AMC Networks, Inc.	2,623,137	0.4
76,333		American Eagle Outfitters	1,393,841	0.2
23,420	@	ANN, Inc.	777,544	0.1
101,295	@	Bally Technologies, Inc.	5,715,064	0.9
146,957		Brinker International, Inc.	5,794,515	0.9
129,119		Cheesecake Factory	5,408,795	0.8
148,622		Chico’s FAS, Inc.	2,535,491	0.4
108,296		Cinemark Holdings, Inc.	3,023,624	0.5
83,979	@	CST Brands, Inc.	2,587,393	0.4
43,493	@	Deckers Outdoor Corp.	2,196,831	0.3
89,359	@	Delphi Automotive PLC	4,529,608	0.7
44,378		DineEquity, Inc.	3,056,313	0.5
79,372		Foot Locker, Inc.	2,788,338	0.4
70,805		Hanesbrands, Inc.	3,640,793	0.5
32,004		Harley-Davidson, Inc.	1,754,459	0.3
13,161	@	Jarden Corp.	575,794	0.1
98,447	@	Life Time Fitness, Inc.	4,933,179	0.7
333,355	@	LKQ Corp.	8,583,891	1.3
10,074		MDC Holdings, Inc.	327,506	0.0
37,532	@	Michael Kors Holdings Ltd.	2,327,735	0.3
2,895	@	Mohawk Industries, Inc.	325,659	0.0
73,992		Newell Rubbermaid, Inc.	1,942,290	0.3
368,505	@	Office Depot, Inc.	1,426,114	0.2
47,154		Petsmart, Inc.	3,158,847	0.5
54,561		Polaris Industries, Inc.	5,183,295	0.8
28,398		Regis Corp.	466,295	0.1
68,148	@	Saks, Inc.	929,539	0.1
95,249	@	Toll Brothers, Inc.	3,107,975	0.5
13,339		Tractor Supply Co.	1,568,800	0.2
16,980		Tupperware Corp.	1,319,176	0.2
38,882		Wyndham Worldwide Corp.	2,225,217	0.3
			89,035,729	13.3

		Consumer Staples: 4.5%
18,975		Church & Dwight Co., Inc.	1,170,947	0.2
38,795		Coca-Cola Enterprises, Inc.	1,364,032	0.2
14,817		Energizer Holdings, Inc.	1,489,257	0.2
252,094		Flowers Foods, Inc.	5,558,673	0.8
67,311	@	Green Mountain Coffee Roasters, Inc.	5,052,364	0.8
150,407		Hillshire Brands Co.	4,975,463	0.7
65,459		Ingredion, Inc.	4,295,420	0.6
18,900		JM Smucker Co.	1,949,535	0.3
31,136	@	Smithfield Foods, Inc.	1,019,704	0.2
162,019	@	Supervalu, Inc.	1,007,758	0.2
39,021		Universal Corp.	2,257,365	0.3
			30,140,518	4.5

		Energy: 4.4%
96,509	L	Arch Coal, Inc.	364,804	0.1
137,023	@, L	Bill Barrett Corp.	2,770,605	0.4
37,717		EQT Corp.	2,993,598	0.5
67,953		HollyFrontier Corp.	2,907,029	0.4
22,400		Oceaneering International, Inc.	1,617,280	0.2
271,679		Patterson-UTI Energy, Inc.	5,258,347	0.8
43,899	@	Rosetta Resources, Inc.	1,866,585	0.3
21,995	@	Rowan Companies PLC	749,370	0.1
232,430	@	Superior Energy Services	6,029,234	0.9
63,651	@	Unit Corp.	2,710,260	0.4
44,111		World Fuel Services Corp.	1,763,558	0.3
			29,030,670	4.4

		Financials: 22.2%
54,867	@	Affiliated Managers Group, Inc.	8,994,896	1.3
5,359	@	Alleghany Corp.	2,054,158	0.3
125,368		American Campus Communities, Inc.	5,097,463	0.8
52,427		American Financial Group, Inc.	2,564,205	0.4
302,424		Apollo Investment Corp.	2,340,762	0.4
136,333		Arthur J. Gallagher & Co.	5,956,389	0.9
27,324		Comerica, Inc.	1,088,315	0.2
72,041		Corrections Corp. of America	2,440,029	0.4
533,665		DCT Industrial Trust, Inc.	3,815,705	0.6
245,621		DDR Corp.	4,089,590	0.6
107,291		East-West Bancorp., Inc.	2,950,502	0.4
32,200		Equifax, Inc.	1,897,546	0.3
29,214		Equity Lifestyle Properties, Inc.	2,295,928	0.3
40,596	@	Everest Re Group Ltd.	5,206,843	0.8
11,522		Federal Realty Investment Trust	1,194,601	0.2
273,747		Fidelity National Financial, Inc.	6,517,916	1.0
238,534		First American Financial Corp.	5,257,289	0.8
17,000		First Republic Bank	654,160	0.1
181,621		FirstMerit Corp.	3,637,869	0.5
35,745		Fulton Financial Corp.	410,353	0.1
54,600		HCC Insurance Holdings, Inc.	2,353,806	0.4
27,075		Home Properties, Inc.	1,769,893	0.3
6,347		Hospitality Properties Trust	166,799	0.0
208,538		Host Hotels & Resorts, Inc.	3,518,036	0.5
20,094	@	IntercontinentalExchange, Inc.	3,571,909	0.5
114,371	@	Invesco Ltd.	3,636,998	0.5
54,305		Jones Lang LaSalle, Inc.	4,949,358	0.7
20,703		Mid-America Apartment Communities, Inc.	1,403,042	0.2
30,046	@	MSCI, Inc. — Class A	999,630	0.1
167,531		National Retail Properties, Inc.	5,763,066	0.9
140,122	L	New York Community Bancorp., Inc.	1,961,708	0.3
69,347		Primerica, Inc.	2,596,352	0.4
34,964		ProAssurance Corp.	1,823,722	0.3
91,894		Prosperity Bancshares, Inc.	4,759,190	0.7
58,961		Protective Life Corp.	2,264,692	0.3
41,742		Raymond James Financial, Inc.	1,794,071	0.3
24,538		Rayonier, Inc.	1,359,160	0.2
33,965		Realty Income Corp.	1,423,813	0.2

See Accompanying Notes to Financial Statements

4

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED))

Shares			Value	Percentage of Net Assets
66,966		Reinsurance Group of America, Inc.	$4,628,020	0.7
75,773	@	Signature Bank	6,290,674	0.9
73,921		SL Green Realty Corp.	6,519,093	1.0
67,247	@	SVB Financial Group	5,603,020	0.8
389,129		Synovus Financial Corp.	1,136,257	0.2
17,363		Waddell & Reed Financial, Inc.	755,290	0.1
154,579		Webster Financial Corp.	3,969,589	0.6
54,861		Weingarten Realty Investors	1,688,073	0.3
88,324	@	XL Group PLC	2,677,984	0.4
			147,847,764	22.2

		Health Care: 9.0%
106,478		Community Health Systems, Inc.	4,991,689	0.7
64,099		Cooper Cos., Inc.	7,630,986	1.1
61,520	@	Henry Schein, Inc.	5,890,540	0.9
45,785		Masimo Corp.	970,642	0.1
58,235	@	Mednax, Inc.	5,333,161	0.8
12,557	@	Mettler Toledo International, Inc.	2,526,468	0.4
109,999		Owens & Minor, Inc.	3,721,266	0.6
3,400		Perrigo Co.	411,400	0.1
47,245	L	Resmed, Inc.	2,132,167	0.3
65,224		Steris Corp.	2,796,805	0.4
124,706	@	Thoratec Corp.	3,904,545	0.6
20,373	@	United Therapeutics Corp.	1,340,951	0.2
44,749		Universal Health Services, Inc.	2,996,393	0.5
93,717	@	Vertex Pharmaceuticals, Inc.	7,485,177	1.1
74,965	@	WellCare Health Plans, Inc.	4,164,306	0.6
52,327		Zimmer Holdings, Inc.	3,921,385	0.6
			60,217,881	9.0

		Industrials: 16.8%
83,470		Acuity Brands, Inc.	6,303,654	0.9
94,474	@	Aecom Technology Corp.	3,003,328	0.5
92,882	@	Alaska Air Group, Inc.	4,829,864	0.7
221,022		Ametek, Inc.	9,349,231	1.4
122,832	@	BE Aerospace, Inc.	7,748,243	1.2
101,525	@	Clean Harbors, Inc.	5,130,058	0.8
18,586		Corporate Executive Board Co.	1,175,007	0.2
26,186		Deluxe Corp.	907,345	0.1
141,696		Extra Space Storage, Inc.	5,941,313	0.9
67,756		Fluor Corp.	4,018,608	0.6
27,617		Fortune Brands Home & Security, Inc.	1,069,883	0.2
47,445	@	FTI Consulting, Inc.	1,560,466	0.2
70,779		General Cable Corp.	2,176,454	0.3
51,495	@	Genesee & Wyoming, Inc.	4,368,836	0.7
85,091		Granite Construction, Inc.	2,532,308	0.4
9,706		Hubbell, Inc.	960,894	0.1
523,346	@, L	JetBlue Airways Corp.	3,297,080	0.5
58,472		KAR Auction Services, Inc.	1,337,255	0.2
9,321		KBR, Inc.	302,933	0.0
22,356		Kennametal, Inc.	868,084	0.1
8,759		Mine Safety Appliances Co.	407,731	0.1
90,679		Nordson Corp.	6,284,962	0.9
62,094	@	Old Dominion Freight Line	2,584,352	0.4
19,479		Pall Corp.	1,293,990	0.2
84,023		Regal-Beloit Corp.	5,448,051	0.8
15,031		Roper Industries, Inc.	1,867,151	0.3
66,367	@	Terex Corp.	1,745,452	0.3
124,524		Trinity Industries, Inc.	4,786,703	0.7
10,318		URS Corp.	487,216	0.1
70,659	@	Verisk Analytics, Inc.	4,218,342	0.6
33,515		Wabtec Corp.	1,790,706	0.3
169,506		Waste Connections, Inc.	6,973,477	1.0
76,944		Watts Water Technologies, Inc.	3,488,641	0.5
37,408		Werner Enterprises, Inc.	904,151	0.1
80,480		Woodward Governor Co.	3,219,200	0.5
			112,380,969	16.8

		Information Technology: 15.7%
27,725	@	Alliance Data Systems Corp.	5,019,057	0.8
92,948	@	Ansys, Inc.	6,794,499	1.0
98,573		AOL, Inc.	3,595,943	0.5
281,253		Applied Materials, Inc.	4,193,482	0.6
23,781	@	Avnet, Inc.	799,042	0.1
115,167		Broadridge Financial Solutions ADR	3,061,139	0.5
61,955	@	Cadence Design Systems, Inc.	897,108	0.1
25,823	@	Commvault Systems, Inc.	1,959,707	0.3
47,989	@	CoreLogic, Inc.	1,111,905	0.2
13,610	@	Cree, Inc.	869,135	0.1
12,900	@	Equinix, Inc.	2,382,888	0.4
12,400	@	F5 Networks, Inc.	853,120	0.1
38,503		Fidelity National Information Services, Inc.	1,649,469	0.3
104,416	@	Gartner, Inc.	5,950,668	0.9
247,717	@	Ingram Micro, Inc.	4,704,146	0.7
358,198	@	Integrated Device Technology, Inc.	2,844,092	0.4
22,899	X	InterDigital, Inc.	848,637	0.2
52,451	@	International Rectifier Corp.	1,098,324	0.2
161,818		Jabil Circuit, Inc.	3,297,851	0.5
14,952		Jack Henry & Associates, Inc.	704,688	0.1
37,834		KLA-Tencor Corp.	2,108,489	0.3
48,465		Mentor Graphics Corp.	947,491	0.1
124,622	@	Micros Systems, Inc.	5,377,439	0.8
19,011		National Instruments Corp.	531,167	0.1
47,821	@	NetApp, Inc.	1,806,677	0.3
34,275	@	NeuStar, Inc.	1,668,507	0.3
412,850	@	Polycom, Inc.	4,351,439	0.7
137,361	@	PTC, Inc.	3,369,465	0.5
247,434	@	Riverbed Technolgoy, Inc.	3,850,073	0 .6
51,326	@	Rovi Corp.	1,172,286	0.2
117,236	@	Semtech Corp.	4,106,777	0.6
43,756	@	Skyworks Solutions, Inc.	957,819	0.1
11,232	@	SolarWinds, Inc.	435,914	0.1
17,033		Solera Holdings, Inc.	947,886	0.1
31,234	@	Synopsys, Inc.	1,116,615	0.2
18,535	@	Tech Data Corp.	872,813	0.1
250,776	@	TIBCO Software, Inc.	5,366,606	0.8
231,809	@	Trimble Navigation Ltd.	6,029,352	0.9
39,167	@	Valueclick, Inc.	966,642	0.1
129,601	@	Vantiv, Inc.	3,576,988	0.5

See Accompanying Notes to Financial Statements

5

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
66,772	@	Vishay Intertechnology, Inc.	$927,463	0.1
34,376		Xilinx, Inc.	1,361,633	0.2
			104,484,441	15.7

		Materials: 7.8%
80,409		Albemarle Corp.	5,008,677	0.8
23,813		Cabot Corp.	891,082	0.1
24,636		Carpenter Technology Corp.	1,110,344	0.2
337,215		Commercial Metals Co.	4,980,666	0.7
74,433		Domtar Corp.	4,949,794	0.7
54,356		Eastman Chemical Co.	3,805,464	0.6
271,959	@	Louisiana-Pacific Corp.	4,022,274	0.6
106,607		Minerals Technologies, Inc.	4,407,133	0.7
1,946	L	NewMarket Corp.	510,942	0.1
146,335		Packaging Corp. of America	7,164,562	1.1
33,328		Rock-Tenn Co.	3,328,801	0.5
16,915		Royal Gold, Inc.	711,783	0.1
412,408		Steel Dynamics, Inc.	6,149,003	0.9
153,958		Worthington Industries	4,882,008	0.7
			51,922,533	7.8

		Utilities: 4.9%
28,990		Alliant Energy Corp.	1,461,676	0.2
131,788		CenterPoint Energy, Inc.	3,095,700	0.5
68,952		Cleco Corp.	3,201,441	0.5
68,541		DTE Energy Co.	4,592,932	0.7
19,800		El Paso Electric Co.	699,138	0.1
76,742		Energen Corp.	4,010,537	0.6
45,475		Entergy Corp.	3,168,698	0.5
282,370		Great Plains Energy, Inc.	6,364,620	0.9
90,051		Idacorp, Inc.	4,300,836	0.6
11,490		OGE Energy Corp.	783,618	0.1
51,230		PNM Resources, Inc.	1,136,794	0.2
			32,815,990	4.9

		Total Common Stock (Cost $581,650,310)	657,876,495	98 .6

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateralcc(1): 1.6%
2,632,852		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,632,902, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $2,685,509, due 07/15/13–05/01/51)	2,632,852	0.4
2,632,852		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.12%, due 07/01/13 (Repurchase Amount $2,632,878, collateralized by various U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $2,685,519, due 07/03/13–05/15/37)	2,632,852	0.4
554,275		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $554,282, collateralized by various U.S. Government Securities, 0.000%–2.125%, Market Value plus accrued interest $565,361, due 07/05/13–08/15/21)	554,275	0.0
2,632,852		Morgan Stanley, Repurchase Agreement dated 06/28/13, 0.15%, due 07/01/13 (Repurchase Amount $2,632,884, collateralized by various U.S. Government Agency Obligations, 2.189%–5.000%, Market Value plus accrued interest $2,685,509, due 06/01/18–04/01/43)	2,632,852	0.4
2,632,852		Nomura Securities, Repurchase Agreement dated 06/28/13, 0.16%, due 07/01/13 (Repurchase Amount $2,632,887, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,685,509, due 12/04/13–08/27/32)	2,632,852	0.4
			11,085,683	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
9,936,608		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $9,936,608)	9,936,608	1.5

		Total Short-Term Investments (Cost $21,022,291)	21,022,291	3.1

See Accompanying Notes to Financial Statements

6

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $602,672,601)	$678,898,786	101.7
	Liabilities in Excess of Other Assets	(11,105,316)	(1.7)
	Net Assets	$667,793,470	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $606,935,372.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$87,186,940
Gross Unrealized Depreciation	(15,223,526)
Net Unrealized Appreciation	$71,963,414

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significantd Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$89,035,729	$—	$—	$89,035,729
Consumer Staples	30,140,518	—	—	30,140,518
Energy	29,030,670	—	—	29,030,670
Financials	147,847,764	—	—	147,847,764
Health Care	60,217,881	—	—	60,217,881
Industrials	112,380,969	—	—	112,380,969
Information Technology	103,635,804	848,637	—	104,484,441
Materials	51,922,533	—	—	51,922,533
Utilities	32,815,990	—	—	32,815,990
Total Common Stock	657,027,858	848,637	—	657,876,495
Short-Term Investments	9,936,608	11,085,683	—	21,022,291
Total Investments, at fair value	$666,964,466	$11,934,320	$—	$678,898,786
Liabilities Table
Other Financial Instruments+
Futures	$(53,135)	$—	$—	$(53,135)
Total Liabilities	$(53,135)	$—	$—	$(53,135)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

7

ING INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

ING Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	57	09/20/13	$6,600,030	$(53,135)
			$6,600,030	$(53,135)

See Accompanying Notes to Financial Statements

8

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED))

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.9%
		Consumer Discretionary: 16.4%
16,381		American Greetings Corp.	$298,462	0.1
10,528		Arbitron, Inc.	489,026	0.2
40,254		Arctic Cat, Inc.	1,810,625	0.6
582	@	Biglari Holdings, Inc.	238,853	0.1
32,317		Brown Shoe Co., Inc.	695,785	0.2
12,375		Brunswick Corp.	395,381	0.1
18,355		Buckle, Inc.	954,827	0.3
10,325	@	Capella Education Co.	430,036	0.1
9,831		Cato Corp.	245,382	0.1
33,051		Cheesecake Factory	1,384,506	0.5
40,393	@	Childrens Place Retail Stores, Inc.	2,213,536	0.7
48,280		Cinemark Holdings, Inc.	1,347,978	0.5
38,210	@, L	Coinstar, Inc.	2,241,781	0.8
2,585		Cracker Barrel Old Country Store	244,696	0.1
58,248		Dana Holding Corp.	1,121,856	0.4
40,067	@, L	Digital Generation, Inc.	295,294	0.1
28,372		DineEquity, Inc.	1,953,980	0.7
28,538	@	EW Scripps Co.	444,622	0.1
34,888	@	Express, Inc.	731,601	0.2
6,759	@	Fifth & Pacific Co., Inc.	150,996	0.0
90,281		Finish Line	1,973,543	0.7
16,217		Fred’s, Inc.	251,201	0.1
25,033		Gildan Activewear, Inc.	1,014,087	0.3
28,183	@	Helen of Troy Ltd.	1,081,382	0.4
36,050	@	Hibbett Sporting Goods, Inc.	2,000,775	0.7
11,661		Hillenbrand, Inc.	276,482	0.1
57,986	@	Jack in the Box, Inc.	2,278,270	0.8
96,111		La-Z-Boy, Inc.	1,948,170	0.7
12,570	@	Life Time Fitness, Inc.	629,883	0.2
75,397	@	Live Nation, Inc.	1,168,653	0.4
15,479	@	Lumber Liquidators	1,205,350	0.4
16,011	@	Marriott Vacations Worldwide Corp.	692,316	0.2
46,225		Monro Muffler, Inc.	2,221,111	0.8
35,777		Movado Group, Inc.	1,210,336	0.4
17,439		OfficeMax, Inc.	178,401	0.1
29,289	@	Papa John’s International, Inc.	1,914,622	0.6
25,804		Perry Ellis International, Inc.	524,079	0.2
16,500		PetMed Express, Inc.	207,900	0.1
50,924		Pool Corp.	2,668,927	0.9
12,011	@	Red Robin Gourmet Burgers, Inc.	662,767	0.2
109,459	@	Ruby Tuesday, Inc.	1,010,306	0.3
63,105	@, L	Smith & Wesson Holding Corp.	629,788	0.2
18,068		Standard Motor Products, Inc.	620,455	0.2
34,510	L	Sturm Ruger & Co., Inc.	1,657,860	0.6
25,234		Superior Industries International	434,277	0.1
9,388		Vail Resorts, Inc.	577,550	0.2
7,677	@	Vitamin Shoppe, Inc.	344,237	0.1
26,915		Wolverine World Wide, Inc.	1,469,828	0.5
			48,541,779	16.4

		Consumer Staples: 3.3%
20,571		Andersons, Inc.	1,094,171	0.4
5,923		Calavo Growers, Inc.	161,046	0.0
35,823		Casey’s General Stores, Inc.	2,155,112	0.7
16,926	@	Elizabeth Arden, Inc.	762,855	0.3
4,921	@	Hain Celestial Group, Inc.	319,717	0.1
2,770		J&J Snack Foods Corp.	215,506	0.1
55,534	@	Medifast, Inc.	1,430,556	0.5
17,798		Pinnacle Foods, Inc.	429,822	0.1
33,814		Sanderson Farms, Inc.	2,245,926	0.8
4,234	@	TreeHouse Foods, Inc.	277,496	0.1
12,697		WD-40 Co.	691,733	0.2
			9,783,940	3.3

		Energy: 4.4%
113,423	@	Basic Energy Services, Inc.	1,371,284	0.5
5,369		Bristow Group, Inc.	350,703	0.1
93,118	@, L	C&J Energy Services, Inc.	1,803,696	0.6
71,942	@	Carrizo Oil & Gas, Inc.	2,038,117	0.7
34,017	@	Energy XXI Bermuda Ltd.	754,497	0.3
8,710	@	EPL Oil & Gas, Inc.	255,726	0.1
11,523	@	Gulfport Energy Corp.	542,388	0.2
137,580	@	ION Geophysical Corp.	828,232	0.3
134,544	@	Key Energy Services, Inc.	800,537	0.3
1,562		Lufkin Industries, Inc.	138,190	0.0
50,139	@	Petroquest Energy, Inc.	198,550	0.1
52,889	@	Pioneer Energy Services Corp.	350,125	0.1
31,360	@	Rosetta Resources, Inc.	1,333,427	0.4
31,176	@	Swift Energy Co.	373,800	0.1
14,438	@	Unit Corp.	614,770	0.2
26,300		World Fuel Services Corp.	1,051,474	0.4
			12,805,516	4.4

		Financials: 21.1%
4,583		Banner Corp.	154,860	0.1
45,520		Cash America International, Inc.	2,069,339	0.7
31,075		Cedar Shopping Centers, Inc.	160,968	0.1
44,542		Colonial Properties Trust	1,074,353	0.4
66,015		Columbia Banking System, Inc.	1,571,817	0.5
52,933		Coresite Realty Corp.	1,683,799	0 .6
17,148		CubeSmart	274,025	0.1
176,122		DCT Industrial Trust, Inc.	1,259,272	0.4
25,756	@	eHealth, Inc.	585,176	0.2
50,828	@	Encore Capital Group, Inc.	1,682,915	0.6
49,529		EPR Properties	2,489,823	0.8
52,479		Financial Engines, Inc.	2,392,518	0.8
56,877		First American Financial Corp.	1,253,569	0.4
34,163		FirstMerit Corp.	684,285	0.2

See Accompanying Notes to Financial Statements

9

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED))

Shares			Value	Percentage of Net Assets
48,108		Geo Group, Inc.	$1,633,267	0.6
10,968		Healthcare Realty Trust, Inc.	279,684	0.1
4,941		Horace Mann Educators Corp.	120,462	0.0
24,582		IBERIABANK Corp.	1,317,841	0.4
58,365		Inland Real Estate Corp.	596,490	0.2
14,338		Jones Lang LaSalle, Inc.	1,306,765	0.4
101,364		LaSalle Hotel Properties	2,503,691	0.8
11,289		Lexington Realty Trust	131,855	0.0
3,639		LTC Properties, Inc.	142,103	0 .1
43,609		MarketAxess Holdings, Inc.	2,038,721	0.7
8,764		Medical Properties Trust, Inc.	125,500	0.0
7,172		Mid-America Apartment Communities, Inc.	486,046	0.2
11,588	@	National Financial Partners Corp.	293,292	0.1
34,089		Oritani Financial Corp.	534,516	0.2
13,914		PacWest Bancorp	426,464	0.1
12,608	@	Pinnacle Financial Partners, Inc.	324,152	0.1
7,627	@	Piper Jaffray Cos.	241,089	0.1
19,424	@	Portfolio Recovery Associates, Inc.	2,984,109	1.0
28,100		Post Properties, Inc.	1,390,669	0.5
99,160		PrivateBancorp, Inc.	2,103,184	0.7
58,809		ProAssurance Corp.	3,067,477	1.0
16,493		Prosperity Bancshares, Inc.	854,172	0.3
65,609		Provident Financial Services, Inc.	1,035,310	0.4
7,141		PS Business Parks, Inc.	515,366	0.2
24,404		Selective Insurance Group	561,780	0.2
19,092	@	Signature Bank	1,585,018	0.5
23,936		Sovran Self Storage, Inc.	1,550,813	0.5
31,172		Starwood Property Trust, Inc.	771,507	0.3
58,194		Stewart Information Services Corp.	1,524,101	0.5
50,806	@	Stifel Financial Corp.	1,812,250	0.6
213,938		Susquehanna Bancshares, Inc.	2,749,103	0.9
21,278	@	SVB Financial Group	1,772,883	0.6
87,249		Tanger Factory Outlet Centers, Inc.	2,919,352	1.0
9,048	@	Texas Capital Bancshares, Inc.	401,369	0.1
2,856		UMB Financial Corp.	158,994	0.1
40,177		Umpqua Holdings Corp.	603,057	0.2
52,940		Webster Financial Corp.	1,359,499	0.5
30,685		Wilshire Bancorp., Inc.	203,135	0.1
55,727		Wintrust Financial Corp.	2,133,230	0.7
5,821	@, L	World Acceptance, Corp.	506,078	0.2
			62,401,113	21.1

		Health Care: 11.3%
20,185	@	Acorda Therapeutics, Inc.	665,903	0.2
24,873	@	Align Technology, Inc.	921,296	0.3
10,419	@	AMN Healthcare Services, Inc.	149,200	0.0
26,067	@	Amsurg Corp.	914,952	0.3
15,376		Analogic Corp.	1,119,834	0.4
71,049	@	Arqule, Inc.	164,834	0.1
4,621	@	Bio-Rad Laboratories, Inc.	518,476	0.2
52,773	@, L	Bio-Reference Labs, Inc.	1,517,224	0.5
37,991	@	Centene Corp.	1,993,008	0.7
27,952		Chemed Corp.	2,024,563	0.7
14,227		Conmed Corp.	444,451	0.1
21,334	@	Cubist Pharmaceuticals, Inc.	1,030,432	0.3
44,497	@	Emergent Biosolutions, Inc.	641,647	0.2
9,374		Ensign Group, Inc.	330,152	0.1
26,519	@	Haemonetics Corp.	1,096,561	0.4
49,349	@	Healthsouth Corp.	1,421,251	0.5
75,848	@	Impax Laboratories, Inc.	1,513,168	0.5
13,240	@	IPC The Hospitalist Co., Inc.	680,006	0.2
44,973	@	Kindred Healthcare, Inc.	590,495	0.2
59,813	@	Luminex Corp.	1,232,746	0.4
3,380	@	Magellan Health Services, Inc.	189,550	0.1
31,189	@	Medicines Co.	959,374	0.3
9,695	@	Mednax, Inc.	887,868	0.3
41,868	@	Merit Medical Systems, Inc.	466,828	0.2
88,479	@	Momenta Pharmaceuticals, Inc.	1,332,494	0.4
15,986	@	MWI Veterinary Supply, Inc.	1,970,115	0.7
12,930	@	Neogen Corp.	718,391	0.2
61,047	@	Omnicell, Inc.	1,254,516	0.4
32,446		Owens & Minor, Inc.	1,097,648	0.4
3,552	@	Parexel International Corp.	163,179	0.1
29,622	@	Salix Pharmaceuticals Ltd.	1,959,495	0.7
95,884	L	Spectrum Pharmaceuticals, Inc.	715,295	0.2
12,748	@	SurModics, Inc.	255,087	0.1
34,956	@	Team Health Holdings, Inc.	1,435,643	0.5
34,447	@	Thoratec Corp.	1,078,536	0.4
			33,454,218	11.3

		Industrials: 15.7%
54,260		AAR Corp.	1,192,635	0.4
83,330		Actuant Corp.	2,747,390	0.9
10,696		Acuity Brands, Inc.	807,762	0.3
10,611		Allegiant Travel Co.	1,124,660	0.4
8,580		AO Smith Corp.	311,282	0.1
11,786		Applied Industrial Technologies, Inc.	569,617	0.2
12,037	@	Atlas Air Worldwide Holdings, Inc.	526,739	0.2
43,530		Barnes Group, Inc.	1,305,465	0.4
3,915		Belden CDT, Inc.	195,476	0.1
58,648		Brady Corp.	1,802,253	0.6
6,066	@	Clean Harbors, Inc.	306,515	0.1
15,968	@	Consolidated Graphics, Inc.	750,656	0.3
6,522		Cubic Corp.	313,708	0.1
37,322		Curtiss-Wright Corp.	1,383,153	0.5
6,784		EMCOR Group, Inc.	275,770	0.1
43,541		EnerSys	2,135,251	0.7
39,689	@	EnPro Industries, Inc.	2,014,614	0.7

See Accompanying Notes to Financial Statements

10

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED))

Shares			Value	Percentage of Net Assets
5,570		Exponent, Inc.	$329,243	0.1
45,879		Forward Air Corp.	1,756,248	0.6
82,609		Healthcare Services Group	2,025,573	0.7
77,963		Heartland Express, Inc.	1,081,347	0.4
55,738	@	HUB Group, Inc.	2,029,978	0.7
13,030		Insperity, Inc.	394,809	0.1
44,892		Kelly Services, Inc.	784,263	0.3
73,308		Knight Transportation, Inc.	1,233,041	0.4
18,756	@	Moog, Inc.	966,497	0.3
60,869	@	Old Dominion Freight Line	2,533,368	0.9
86,522	@	Orbital Sciences Corp.	1,502,887	0.5
8,675		Regal-Beloit Corp.	562,487	0.2
26,274		Resources Connection, Inc.	304,778	0.1
41,260		Simpson Manufacturing Co., Inc.	1,213,869	0.4
13,888		Standex International Corp.	732,592	0.3
35,820	@	Teledyne Technologies, Inc.	2,770,677	0.9
9,320		Tennant Co.	449,876	0.2
42,768	@	Tetra Tech, Inc.	1,005,476	0.3
60,552		Toro Co.	2,749,666	0.9
1,151		Unifirst Corp.	105,029	0.0
16,257		United Stationers, Inc.	545,422	0.2
17,413		Universal Forest Products, Inc.	695,127	0.2
7,661		Waste Connections, Inc.	315,173	0.1
45,024		Watts Water Technologies, Inc.	2,041,388	0.7
7,906		Woodward Governor Co.	316,240	0.1
			46,208,000	15.7

		Information Technology: 17.5%
89,012	@	Advanced Energy Industries, Inc.	1,549,699	0.5
31,771	@	ARRIS Group, Inc.	455,914	0.2
40,092	@	Aspen Technology, Inc.	1,154,249	0.4
56,409	@	Benchmark Electronics, Inc.	1,133,821	0.4
40,338		Blackbaud, Inc.	1,313,809	0.4
103,191		Brooks Automation, Inc.	1,004,048	0.3
21,557	@	Cabot Microelectronics Corp.	711,597	0.2
37,540	@, L	CACI International, Inc.	2,383,415	0.8
60,086	@	Cardtronics, Inc.	1,658,374	0.6
32,729		Coherent, Inc.	1,802,386	0.6
16,153		Comtech Telecommunications	434,354	0.2
17,130	@	CSG Systems International	371,721	0.1
21,878	@	DealerTrack Holdings, Inc.	775,138	0.3
23,167	@	ExlService Holdings, Inc.	684,816	0.2
20,539	@	Faro Technologies, Inc.	694,629	0.2
11,288		FEI Co.	823,911	0.3
93,799	@	Finisar Corp.	1,589,893	0.5
47,465		Flir Systems, Inc.	1,280,131	0.4
6,907		Forrester Research, Inc.	253,418	0.1
81,570	@	Harmonic, Inc.	517,969	0.2
41,682		Heartland Payment Systems, Inc.	1,552,654	0.5
13,829	@	Insight Enterprises, Inc.	245,326	0.1
44,975	@	Integrated Device Technology, Inc.	357,101	0.1
57,236		j2 Global, Inc.	2,433,102	0.8
155,540	@	Kulicke & Soffa Industries, Inc.	1,720,272	0.6
12,191	@, L	Liquidity Services, Inc.	422,662	0.1
4,501		Littelfuse, Inc.	335,820	0.1
75,510	@	LogMeIn, Inc.	1,846,975	0.6
10,808	@	Manhattan Associates, Inc.	833,945	0.3
11,113		MAXIMUS, Inc.	827,696	0.3
87,554	@	Microsemi Corp.	1,991,853	0.7
81,514		MKS Instruments, Inc.	2,163,382	0.7
17,854		Monotype Imaging Holdings, Inc.	453,670	0.2
31,574	@	Nanometrics, Inc.	463,191	0.2
10,970		National Instruments Corp.	306,502	0.1
41,705	@	Netscout Systems, Inc.	973,395	0.3
27,562	@	Oplink Communications, Inc.	478,752	0.2
24,438	@	Perficient, Inc.	326,003	0.1
65,397	@	Plexus Corp.	1,954,716	0.7
115,376	@	Polycom, Inc.	1,216,063	0.4
42,902		Power Integrations, Inc.	1,740,105	0.6
87,504	@	Progress Software Corp.	2,013,467	0.7
6,851	@	Sourcefire, Inc.	380,573	0.1
46,834	@	SYKES Enterprises, Inc.	738,104	0.3
18,767	@	Synaptics, Inc.	723,656	0.2
58,288	@	Synchronoss Technologies, Inc.	1,799,351	0.6
48,991	@	SYNNEX Corp.	2,071,339	0.7
36,985	@	Virtusa Corp.	819,588	0.3
			51,782,555	17.5

		Materials: 6.1%
15,735		A Schulman, Inc.	422,013	0.1
22,051		American Vanguard Corp.	516,655	0.2
50,110		Buckeye Technologies, Inc.	1,856,074	0.6
177,854	@	Century Aluminum Co.	1,650,485	0.6
88,373		Commercial Metals Co.	1,305,269	0.4
18,000		Haynes International, Inc.	861,660	0.3
60,085		HB Fuller Co.	2,271,814	0.8
17,618		Kaiser Aluminum Corp.	1,091,259	0.4
12,100	@	Kraton Performance Polymers, Inc.	256,520	0.1
13,447		Materion Corp.	364,279	0.1
26,978		Minerals Technologies, Inc.	1,115,271	0.4
12,402		Myers Industries, Inc.	186,154	0.1
8,367		Neenah Paper, Inc.	265,820	0.1
24,345		PH Glatfelter Co.	611,059	0.2
6,011		PolyOne Corp.	148,953	0.0
9,444		Quaker Chemical Corp.	585,622	0.2
19,765	@	RTI International Metals, Inc.	547,688	0.2
45,365		Schweitzer-Mauduit International, Inc.	2,262,806	0.8
2,926		Stepan Co.	162,715	0.0
49,870		Worthington Industries	1,581,378	0.5
			18,063,494	6.1

See Accompanying Notes to Financial Statements

11

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED))

Shares			Value	Percentage of Net Assets
		Telecommunication Services: 0.2%
13,090		Atlantic Tele-Network, Inc.	$650,049	0.2

		Utilities: 2.9%
16,820		American States Water Co.	902,730	0.3
29,042		Cleco Corp.	1,348,420	0.5
58,599		El Paso Electric Co.	2,069,131	0.7
27,179		Idacorp, Inc.	1,298,069	0.4
13,399		Laclede Group, Inc.	611,798	0.2
5,243		Northwest Natural Gas Co.	222,723	0.1
8,700		Piedmont Natural Gas Co.	293,538	0.1
12,436		Portland General Electric Co.	380,417	0.1
30,227		Southwest Gas Corp.	1,414,321	0.5
			8,541,147	2.9

		Total Common Stock (Cost $255,362,822)	292,231,811	98.9

RIGHTS: —%
		Materials: —%
15,300	@,X	Gerber Scientific	—	—

		Total Rights (Cost $—)	—	—

		Total Long-Term Investments (Cost $255,362,822)	292,231,811	98.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateralcc(1): 3.4%
2,357,934		Cantor Fitzgerald, Repurchase Agreement dated 06/28/13, 0.23%, due 07/01/13 (Repurchase Amount $2,357,979, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–12.500%, Market Value plus accrued interest $2,405,093, due 07/15/13–05/01/51)	2,357,934	0.8
2,357,934		Citigroup, Inc., Repurchase Agreement dated 06/28/13, 0.14%, due 07/01/13 (Repurchase Amount $2,357,961, collateralized by various U.S. Government Agency Obligations, 2.166%–5.500%, Market Value plus accrued interest $2,405,093, due 12/01/17–06/01/43)	2,357,934	0.8
2,357,934		Daiwa Capital Markets, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,357,982, collateralized by various U.S. Government Agency Obligations, 1.374%–6.500%, Market Value plus accrued interest $2,405,093, due 06/01/17–03/01/48)	2,357,934	0.8
2,357,934		Deutsche Bank AG, Repurchase Agreement dated 06/28/13, 0.25%, due 07/01/13 (Repurchase Amount $2,357,982, collateralized by various U.S. Government Agency Obligations, 3.000%–6.500%, Market Value plus accrued interest $2,405,093, due 07/01/32–07/01/43)	2,357,934	0.8
496,397		JPMorgan Chase & Co., Repurchase Agreement dated 06/28/13, 0.11%, due 07/01/13 (Repurchase Amount $496,401, collateralized by various U.S. Government Securities, 0.625%–3.875%, Market Value plus accrued interest $506,338, due 01/15/25–02/15/43)	496,397	0.2
			9,928,133	3.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
2,145,559		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $2,145,559)	2,145,559	0.7

		Total Short-Term Investments (Cost $12,073,692)	12,073,692	4.1

		Total Investments in Securities (Cost $267,436,514)	$304,305,503	103.0
		Liabilities in Excess of Other Assets	(8,789,845)	(3.0)
		Net Assets	$295,515,658	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2013.

See Accompanying Notes to Financial Statements

12

ING INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED))

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $268,719,201.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$41,605,349
Gross Unrealized Depreciation	(6,019,047)
Net Unrealized Appreciation	$35,586,302

See Accompanying Notes to Financial Statements

13

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:    September 4, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:    September 4, 2013